UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Enhanced Fallen Angels ETF

IFLN | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”), formerly Invesco Fundamental High Yield® Corporate Bond ETF, for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Enhanced Fallen Angels ETF	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$398,934,286
Total number of portfolio holdings	93
Portfolio turnover rate	117%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
GFL Environmental, Inc., 6.75%, 01/15/2031	4.72%
PacifiCorp, 7.38%, 09/15/2055	4.58%
Vodafone Group PLC, 7.00%, 04/04/2079	4.04%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	3.41%
VF Corp., 2.95%, 04/23/2030	2.63%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
SES Americom Inc., 5.30%, 03/25/2044	2.34%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.98%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	1.88%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IFLN-SAR
Invesco Bloomberg Enhanced Fallen Angels ETF

Invesco Bloomberg Financial Data Providers ETF
FDIQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Bloomberg Financial Data Providers ETF (the “Fund”), formerly Invesco KBW Regional Banking ETF, for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Financial Data Providers ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$54,821,454
Total number of portfolio holdings	34
Portfolio turnover rate	117%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CME Group, Inc., Class A	5.52%
Cboe Global Markets, Inc.	5.35%
Deutsche Boerse AG	4.95%
Intercontinental Exchange, Inc.	4.78%
MSCI, Inc.	4.71%
Hong Kong Exchanges & Clearing Ltd.	4.67%
London Stock Exchange Group PLC	4.66%
Moody's Corp.	4.46%
Verisk Analytics, Inc.	4.38%
Equifax, Inc.	4.33%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-FDIQ-SAR
Invesco Bloomberg Financial Data Providers ETF

Invesco California AMT-Free Municipal Bond ETF
PWZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,101,477,840
Total number of portfolio holdings	1,087
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.78%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.69%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.65%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.61%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.51%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.47%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.45%
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB, 5.00%, 05/01/2045	0.44%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWZ-SAR
Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF
PCEF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco CEF Income Composite ETF	$25	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$817,751,336
Total number of portfolio holdings	111
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.24%
Nuveen Preferred & Income Opportunities Fund	2.94%
BlackRock Science & Technology Term Trust	2.51%
Nuveen S&P 500 Buy-Write Income Fund	2.49%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.48%
BlackRock Enhanced Equity Dividend Trust	2.39%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.35%
BlackRock Capital Allocation Term Trust	2.30%
Nuveen NASDAQ 100 Dynamic Overwrite Fund	2.18%
Virtus Dividend, Interest & Premium Strategy Fund	2.07%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCEF-SAR
Invesco CEF Income Composite ETF

Invesco Dorsey Wright SmallCap Momentum ETF
DWAS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright SmallCap Momentum ETF	$32	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$386,061,720
Total number of portfolio holdings	203
Portfolio turnover rate	111%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Bel Fuse, Inc., Class B	1.88%
Terns Pharmaceuticals, Inc.	1.58%
Sezzle, Inc.	1.54%
Planet Labs PBC	1.50%
Tutor Perini Corp.	1.49%
Lumentum Holdings, Inc.	1.40%
Kodiak Sciences, Inc.	1.37%
Celcuity, Inc.	1.36%
Graham Corp.	1.32%
Nuvalent, Inc., Class A	1.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DWAS-SAR
Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Equal Weight 0-30 Year Treasury ETF
GOVI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equal Weight 0-30 Year Treasury ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,070,848,997
Total number of portfolio holdings	31
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.34%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.34%
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.34%
U.S. Treasury Bonds, 4.75%, 02/15/2056	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.33%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.33%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GOVI-SAR
Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF
QQMG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ 100 ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$165,605,578
Total number of portfolio holdings	93
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.83%
Apple, Inc.	8.83%
Microsoft Corp.	6.83%
Amazon.com, Inc.	4.79%
Tesla, Inc.	3.88%
Alphabet, Inc., Class A	3.31%
Alphabet, Inc., Class C	3.08%
Netflix, Inc.	2.86%
Broadcom, Inc.	2.76%
Meta Platforms, Inc., Class A	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQMG-SAR
Invesco ESG NASDAQ 100 ETF

Invesco ESG S&P 500 Equal Weight ETF
RSPE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG S&P 500 Equal Weight ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$47,578,211
Total number of portfolio holdings	185
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.96%
Corning, Inc.	0.83%
Micron Technology, Inc.	0.81%
Western Digital Corp.	0.80%
Freeport-McMoRan, Inc.	0.77%
Keysight Technologies, Inc.	0.75%
Ball Corp.	0.73%
Lam Research Corp.	0.72%
Newmont Corp.	0.72%
Deere & Co.	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPE-SAR
Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF
PVI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate Municipal Income ETF	$12	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$31,010,759
Total number of portfolio holdings	133
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.85%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 1.25%, 10/01/2039	3.87%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.60%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.40%, 06/01/2046	3.26%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.65%, 09/01/2035	3.23%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 1.10%, 08/01/2044	3.23%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, 1.60%, 08/15/2038	2.98%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 1.60%, 12/01/2028	2.58%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.10%, 11/01/2036	2.26%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PVI-SAR
Invesco Floating Rate Municipal Income ETF

Invesco Fundamental Investment Grade Corporate Bond ETF
PFIG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental Investment Grade Corporate Bond ETF	$11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$111,009,004
Total number of portfolio holdings	790
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.96%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.79%
Apple, Inc., 3.35%, 08/08/2032	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.46%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Amazon.com, Inc., 2.10%, 05/12/2031	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Microsoft Corp., 3.50%, 02/12/2035	0.40%
Amazon.com, Inc., 3.15%, 08/22/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFIG-SAR
Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco KBW Bank ETF
KBWB | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Bank ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,584,182,364
Total number of portfolio holdings	27
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	7.95%
Morgan Stanley	7.49%
JPMorgan Chase & Co.	7.32%
Wells Fargo & Co.	7.25%
Bank of America Corp.	7.09%
Fifth Third Bancorp	5.94%
Huntington Bancshares, Inc.	4.61%
M&T Bank Corp.	4.36%
U.S. Bancorp	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWB-SAR
Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF
KBWD | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW High Dividend Yield Financial ETF	$17	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$435,184,546
Total number of portfolio holdings	42
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	5.12%
Orchid Island Capital, Inc.	4.84%
AGNC Investment Corp.	4.10%
Two Harbors Investment Corp.	4.03%
ARMOUR Residential REIT, Inc.	4.00%
Adamas Trust, Inc.	3.71%
Dynex Capital, Inc.	3.70%
Trinity Capital, Inc., BDC	3.67%
Annaly Capital Management, Inc.	3.44%
MFA Financial, Inc.	3.40%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWD-SAR
Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF
KBWY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Premium Yield Equity REIT ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$268,738,802
Total number of portfolio holdings	32
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.50%
Community Healthcare Trust, Inc.	5.44%
Gladstone Commercial Corp.	4.68%
Global Net Lease, Inc.	4.25%
Americold Realty Trust, Inc.	4.07%
Alexandria Real Estate Equities, Inc.	3.93%
Park Hotels & Resorts, Inc.	3.87%
Millrose Properties, Inc.	3.73%
Chiron Real Estate, Inc.	3.70%
CTO Realty Growth, Inc.	3.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWY-SAR
Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF
KBWP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Property & Casualty Insurance ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$277,109,536
Total number of portfolio holdings	27
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Chubb Ltd.	9.18%
Travelers Cos., Inc. (The)	8.41%
Marsh & McLennan Cos., Inc.	8.12%
Aon PLC, Class A	7.56%
Progressive Corp. (The)	7.45%
Arch Capital Group Ltd.	4.26%
American International Group, Inc.	4.22%
Hartford Insurance Group, Inc. (The)	4.10%
Allstate Corp. (The)	4.02%
Everest Group Ltd.	3.93%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWP-SAR
Invesco KBW Property & Casualty Insurance ETF

Invesco MSCI North America Climate ETF
KLMN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$5	0.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,241,105,948
Total number of portfolio holdings	281
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.80%
Apple, Inc.	6.19%
Microsoft Corp.	4.40%
Amazon.com, Inc.	3.19%
Alphabet, Inc., Class A	3.10%
Broadcom, Inc.	2.28%
Meta Platforms, Inc., Class A	2.26%
Alphabet, Inc., Class C	2.19%
Tesla, Inc.	1.81%
Eli Lilly and Co.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMN-SAR
Invesco MSCI North America Climate ETF

Invesco MSCI Treasury Duration Rotation ETF
TROT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Treasury Duration Rotation ETF	$0	0.15%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,001,946
Total number of portfolio holdings	85
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 0.88%, 11/15/2030	1.77%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.60%
U.S. Treasury Notes, 3.50%, 11/15/2028	1.60%
U.S. Treasury Notes, 1.63%, 08/15/2029	1.60%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.53%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.51%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.51%
U.S. Treasury Notes, 3.88%, 05/31/2027	1.50%
U.S. Treasury Notes, 3.75%, 06/30/2027	1.50%
U.S. Treasury Notes, 3.63%, 08/31/2027	1.50%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TROT-SAR
Invesco MSCI Treasury Duration Rotation ETF

Invesco MSCI USA ETF
PBUS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI USA ETF	$2	0.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,200,793,126
Total number of portfolio holdings	540
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.21%
Apple, Inc.	6.50%
Microsoft Corp.	4.64%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.04%
Alphabet, Inc., Class C	2.54%
Broadcom, Inc.	2.41%
Meta Platforms, Inc., Class A	2.36%
Tesla, Inc.	1.91%
Eli Lilly and Co.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBUS-SAR
Invesco MSCI USA ETF

Invesco NASDAQ 100 ETF
QQQM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$70,888,036,180
Total number of portfolio holdings	105
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.39%
Apple, Inc.	7.61%
Microsoft Corp.	5.69%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.91%
Meta Platforms, Inc., Class A	3.71%
Alphabet, Inc., Class A	3.53%
Walmart, Inc.	3.36%
Alphabet, Inc., Class C	3.28%
Broadcom, Inc.	2.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQM-SAR
Invesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF
IBBQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Biotechnology ETF	$11	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$75,742,644
Total number of portfolio holdings	267
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	9.61%
Vertex Pharmaceuticals, Inc.	9.30%
Amgen, Inc.	9.12%
Regeneron Pharmaceuticals, Inc.	6.03%
Alnylam Pharmaceuticals, Inc.	3.28%
Insmed, Inc.	2.38%
Biogen, Inc.	2.10%
argenx SE, ADR	1.67%
United Therapeutics Corp.	1.62%
Moderna, Inc.	1.56%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IBBQ-SAR
Invesco Nasdaq Biotechnology ETF

Invesco Nasdaq Free Cash Flow Achievers ETF
QOWZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Free Cash Flow Achievers ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,433,340
Total number of portfolio holdings	53
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.66%
Meta Platforms, Inc., Class A	7.03%
Broadcom, Inc.	6.23%
Mastercard, Inc., Class A	4.45%
KLA Corp.	4.00%
Thermo Fisher Scientific, Inc.	3.11%
Salesforce, Inc.	2.96%
Cintas Corp.	2.54%
Warner Bros. Discovery, Inc.	2.53%
Old Dominion Freight Line, Inc.	2.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QOWZ-SAR
Invesco Nasdaq Free Cash Flow Achievers ETF

Invesco NASDAQ Future Gen 200 ETF
QQQS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Future Gen 200 ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$14,073,050
Total number of portfolio holdings	205
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AXT, Inc.	1.67%
Innovative Solutions and Support, Inc.	1.25%
Allogene Therapeutics, Inc.	0.90%
Neogen Corp.	0.88%
Shattuck Labs, Inc.	0.88%
Alector, Inc.	0.86%
Entegris, Inc.	0.81%
Vanda Pharmaceuticals, Inc.	0.78%
Viavi Solutions, Inc.	0.78%
IPG Photonics Corp.	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQS-SAR
Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Next Gen 100 ETF
QQQJ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Next Gen 100 ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$900,835,017
Total number of portfolio holdings	108
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	4.61%
Teradyne, Inc.	2.48%
Lumentum Holdings, Inc.	2.46%
eBay, Inc.	2.03%
Kimberly-Clark Corp.	1.83%
Elbit Systems Ltd.	1.76%
United Airlines Holdings, Inc.	1.70%
Fiserv, Inc.	1.68%
FTAI Aviation Ltd.	1.55%
CoreWeave, Inc., Class A	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQJ-SAR
Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF
PZA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco National AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,793,845,140
Total number of portfolio holdings	6,065
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.15%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.14%
Texas (State of) Water Development Board, Series 2025, RB, 4.75%, 10/15/2055	0.13%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.12%
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, 5.00%, 02/15/2048	0.12%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.12%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.11%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.11%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.11%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.11%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZA-SAR
Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF
PZT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New York AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$131,958,765
Total number of portfolio holdings	800
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.80%
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, 3.00%, 03/01/2049	0.98%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.96%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.95%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2045	0.93%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.89%
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB, 5.00%, 07/15/2050	0.89%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.88%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 4.00%, 05/01/2054	0.81%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, 5.00%, 09/01/2054	0.80%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZT-SAR
Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF
SOXQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco PHLX Semiconductor ETF	$11	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,034,316,617
Total number of portfolio holdings	33
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.38%
Broadcom, Inc.	6.86%
Advanced Micro Devices, Inc.	6.36%
Micron Technology, Inc.	6.03%
Lam Research Corp.	5.18%
Applied Materials, Inc.	5.10%
ASML Holding N.V., New York Shares	4.74%
Analog Devices, Inc.	4.64%
KLA Corp.	4.49%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SOXQ-SAR
Invesco PHLX Semiconductor ETF

Invesco Preferred ETF
PGX | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Preferred ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,970,686,299
Total number of portfolio holdings	267
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.72%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.57%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.37%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.36%
AT&T, Inc., Series C, Pfd., 4.75%	1.26%
Bank of America Corp., Series GG, Pfd., 6.00%	1.26%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.11%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGX-SAR
Invesco Preferred ETF

Invesco QQQ Low Volatility ETF
QQLV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,305,923
Total number of portfolio holdings	25
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Linde PLC	5.99%
Coca-Cola Europacific Partners PLC	5.11%
American Electric Power Co., Inc.	5.11%
Exelon Corp.	5.04%
Costco Wholesale Corp.	4.72%
CSX Corp.	4.63%
Xcel Energy, Inc.	4.61%
PepsiCo, Inc.	4.59%
Honeywell International, Inc.	4.59%
Monster Beverage Corp.	4.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQLV-SAR
Invesco QQQ Low Volatility ETF

Invesco Russell 1000 Equal Weight ETF
EQAL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000 Equal Weight ETF	$11	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$790,079,642
Total number of portfolio holdings	994
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	0.85%
Ciena Corp.	0.65%
Millicom International Cellular S.A.	0.64%
Ubiquiti, Inc.	0.59%
Motorola Solutions, Inc.	0.59%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
GCI Liberty, Inc., Class C	0.54%
AT&T, Inc.	0.52%
Liberty Global Ltd., Class A	0.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQAL-SAR
Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500 Concentrated QVM ETF
QVMT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Concentrated QVM ETF (the “Fund”), formerly Invesco S&P 500® Enhanced Value ETF, for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Concentrated QVM ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$128,305,971
Total number of portfolio holdings	102
Portfolio turnover rate	95%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Johnson & Johnson	5.22%
Netflix, Inc.	4.75%
Berkshire Hathaway, Inc., Class B	4.71%
Visa, Inc., Class A	4.50%
Apple, Inc.	4.34%
Walmart, Inc.	4.26%
General Electric Co.	4.10%
Mastercard, Inc., Class A	4.06%
Chevron Corp.	3.19%
Lam Research Corp.	2.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMT-SAR
Invesco S&P 500 Concentrated QVM ETF

Invesco S&P 500® High Beta ETF
SPHB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Beta ETF	$14	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$639,034,437
Total number of portfolio holdings	103
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.60%
Coinbase Global, Inc., Class A	1.56%
Micron Technology, Inc.	1.42%
Carvana Co.	1.42%
Dell Technologies, Inc., Class C	1.38%
Tesla, Inc.	1.34%
Constellation Energy Corp.	1.34%
Monolithic Power Systems, Inc.	1.34%
Vistra Corp.	1.33%
Microchip Technology, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHB-SAR
Invesco S&P 500® High Beta ETF

Invesco S&P 500 High Dividend Growers ETF
DIVG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 High Dividend Growers ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,312,266
Total number of portfolio holdings	101
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LyondellBasell Industries N.V., Class A	3.81%
Conagra Brands, Inc.	2.29%
Bristol-Myers Squibb Co.	2.25%
Pfizer, Inc.	2.09%
Altria Group, Inc.	1.94%
ONEOK, Inc.	1.88%
AES Corp. (The)	1.83%
Franklin Resources, Inc.	1.82%
Merck & Co., Inc.	1.64%
Chevron Corp.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DIVG-SAR
Invesco S&P 500 High Dividend Growers ETF

Invesco S&P 500® High Dividend Low Volatility ETF
SPHD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Dividend Low Volatility ETF	$16	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,441,147,946
Total number of portfolio holdings	52
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	3.41%
Altria Group, Inc.	3.19%
Conagra Brands, Inc.	3.14%
Pfizer, Inc.	2.94%
Kraft Heinz Co. (The)	2.89%
Amcor PLC	2.80%
Healthpeak Properties, Inc.	2.78%
VICI Properties, Inc.	2.67%
Realty Income Corp.	2.47%
ONEOK, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHD-SAR
Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF
SPLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,281,775,629
Total number of portfolio holdings	102
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Southern Co. (The)	1.31%
CenterPoint Energy, Inc.	1.30%
WEC Energy Group, Inc.	1.29%
Ameren Corp.	1.29%
Evergy, Inc.	1.28%
Atmos Energy Corp.	1.27%
Duke Energy Corp.	1.26%
DTE Energy Co.	1.26%
Pinnacle West Capital Corp.	1.26%
CMS Energy Corp.	1.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPLV-SAR
Invesco S&P 500® Low Volatility ETF

Invesco S&P 500® Momentum ETF
SPMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Momentum ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,441,836,897
Total number of portfolio holdings	102
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	9.01%
NVIDIA Corp.	8.88%
Meta Platforms, Inc., Class A	7.66%
JPMorgan Chase & Co.	5.14%
Walmart, Inc.	4.04%
Netflix, Inc.	3.81%
Palantir Technologies, Inc., Class A	3.54%
Visa, Inc., Class A	3.16%
GE Vernova, Inc.	2.70%
General Electric Co.	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPMO-SAR
Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF
QVML | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 QVM Multi-factor ETF	$6	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,498,145,742
Total number of portfolio holdings	452
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.51%
Apple, Inc.	7.07%
Alphabet, Inc., Class C	5.52%
Microsoft Corp.	5.41%
Amazon.com, Inc.	3.70%
Broadcom, Inc.	2.65%
Meta Platforms, Inc., Class A	2.53%
Tesla, Inc.	1.94%
Berkshire Hathaway, Inc., Class B	1.75%
Eli Lilly and Co.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVML-SAR
Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF
RWL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Revenue ETF	$21	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,254,158,521
Total number of portfolio holdings	505
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.10%
Amazon.com, Inc.	3.23%
McKesson Corp.	2.42%
Exxon Mobil Corp.	2.14%
CVS Health Corp.	2.06%
Apple, Inc.	2.03%
UnitedHealth Group, Inc.	2.00%
Berkshire Hathaway, Inc., Class B	1.97%
Cencora, Inc.	1.81%
Costco Wholesale Corp.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWL-SAR
Invesco S&P 500 Revenue ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF
QVMM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 QVM Multi-factor ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$404,361,085
Total number of portfolio holdings	356
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	1.41%
Coherent Corp.	1.09%
Casey's General Stores, Inc.	0.89%
Curtiss-Wright Corp.	0.87%
TechnipFMC PLC	0.87%
Pure Storage, Inc., Class A	0.78%
Woodward, Inc.	0.78%
Royal Gold, Inc.	0.77%
XPO, Inc.	0.76%
Tenet Healthcare Corp.	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMM-SAR
Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF
RWK | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 Revenue ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,139,739,652
Total number of portfolio holdings	396
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc., Class A	3.19%
Performance Food Group Co.	2.70%
TD SYNNEX Corp.	2.47%
US Foods Holding Corp.	2.02%
American Airlines Group, Inc.	1.89%
Arrow Electronics, Inc.	1.55%
PBF Energy, Inc., Class A	1.34%
Lithia Motors, Inc., Class A	1.21%
Avnet, Inc.	1.19%
Penske Automotive Group, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWK-SAR
Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF
XMLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$760,031,979
Total number of portfolio holdings	83
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
OGE Energy Corp.	1.85%
Agree Realty Corp.	1.80%
IDACORP, Inc.	1.76%
New Jersey Resources Corp.	1.67%
Spire, Inc.	1.64%
Gaming and Leisure Properties, Inc.	1.60%
TXNM Energy, Inc.	1.58%
ONE Gas, Inc.	1.58%
NNN REIT, Inc.	1.57%
Portland General Electric Co.	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMLV-SAR
Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600® GARP ETF
GRPZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® GARP ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,838,391
Total number of portfolio holdings	93
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
International Seaways, Inc.	2.50%
Powell Industries, Inc.	2.29%
Tidewater, Inc.	2.26%
Krystal Biotech, Inc.	1.87%
TransMedics Group, Inc.	1.78%
DXP Enterprises, Inc.	1.73%
AZZ, Inc.	1.70%
Cactus, Inc., Class A	1.70%
Cal-Maine Foods, Inc.	1.68%
Catalyst Pharmaceuticals, Inc.	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPZ-SAR
Invesco S&P SmallCap 600® GARP ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF
QVMS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$224,350,611
Total number of portfolio holdings	537
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.69%
Moog, Inc., Class A	0.68%
CareTrust REIT, Inc.	0.67%
Eastman Chemical Co.	0.61%
Zurn Elkay Water Solutions Corp.	0.57%
Armstrong World Industries, Inc.	0.57%
Sanmina Corp.	0.56%
ESCO Technologies, Inc.	0.55%
Element Solutions, Inc.	0.55%
Brinker International, Inc.	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMS-SAR
Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF
RWJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 Revenue ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,703,396,051
Total number of portfolio holdings	599
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.61%
United Natural Foods, Inc.	2.58%
CarMax, Inc.	1.98%
Adient PLC	1.24%
Group 1 Automotive, Inc.	1.17%
ManpowerGroup, Inc.	1.16%
Asbury Automotive Group, Inc.	1.04%
LKQ Corp.	1.02%
Lincoln National Corp.	1.01%
BrightSpring Health Services, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWJ-SAR
Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF
PSCD | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Discretionary ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$26,129,950
Total number of portfolio holdings	89
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LKQ Corp.	3.82%
Installed Building Products, Inc.	3.35%
Brinker International, Inc.	2.97%
Mohawk Industries, Inc.	2.94%
CarMax, Inc.	2.86%
Boot Barn Holdings, Inc.	2.60%
Etsy, Inc.	2.44%
Meritage Homes Corp.	2.40%
Champion Homes, Inc.	2.36%
Caesars Entertainment, Inc.	2.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCD-SAR
Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF
PSCC | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Staples ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$36,036,203
Total number of portfolio holdings	25
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Freshpet, Inc.	10.36%
Cal-Maine Foods, Inc.	9.99%
PriceSmart, Inc.	9.84%
WD-40 Co.	8.10%
Chefs' Warehouse, Inc. (The)	6.50%
Andersons, Inc. (The)	4.72%
Interparfums, Inc.	4.65%
United Natural Foods, Inc.	4.65%
Central Garden & Pet Co., Class A	3.98%
Simply Good Foods Co. (The)	3.80%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCC-SAR
Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF
PSCE | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Energy ETF	$17	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$104,874,396
Total number of portfolio holdings	33
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.10%
Noble Corp. PLC	6.53%
SM Energy Co.	6.00%
Magnolia Oil & Gas Corp., Class A	5.84%
California Resources Corp.	5.30%
Liberty Energy, Inc., Class A	5.22%
Kodiak Gas Services, Inc.	5.20%
Core Natural Resources, Inc.	4.82%
Peabody Energy Corp.	4.40%
Cactus, Inc., Class A	4.26%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCE-SAR
Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF
PSCF | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Financials ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$23,643,647
Total number of portfolio holdings	166
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	2.33%
Jackson Financial, Inc., Class A	1.91%
MarketAxess Holdings, Inc.	1.83%
Terreno Realty Corp.	1.76%
Essential Properties Realty Trust, Inc.	1.73%
Ryman Hospitality Properties, Inc.	1.60%
StoneX Group, Inc.	1.52%
Lincoln National Corp.	1.49%
Atlantic Union Bankshares Corp., Class B	1.36%
Macerich Co. (The)	1.35%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCF-SAR
Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF
PSCH | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Health Care ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$139,763,137
Total number of portfolio holdings	80
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Krystal Biotech, Inc.	4.15%
Glaukos Corp.	4.03%
PTC Therapeutics, Inc.	3.19%
Protagonist Therapeutics, Inc.	3.15%
Teleflex, Inc.	3.14%
Alkermes PLC	2.90%
TransMedics Group, Inc.	2.89%
RadNet, Inc.	2.83%
BrightSpring Health Services, Inc.	2.74%
Merit Medical Systems, Inc.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCH-SAR
Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF
XSHD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$74,053,671
Total number of portfolio holdings	62
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	3.31%
Innovative Industrial Properties, Inc.	3.18%
Arbor Realty Trust, Inc.	2.98%
Kinetik Holdings, Inc., Class A	2.95%
ARMOUR Residential REIT, Inc.	2.94%
Global Net Lease, Inc.	2.83%
Easterly Government Properties, Inc.	2.77%
Redwood Trust, Inc.	2.61%
Universal Health Realty Income Trust	2.43%
Franklin BSP Realty Trust, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHD-SAR
Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF
PSCI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Industrials ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$180,462,549
Total number of portfolio holdings	94
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Moog, Inc., Class A	3.41%
Primoris Services Corp.	2.90%
JBT Marel Corp.	2.85%
Zurn Elkay Water Solutions Corp.	2.70%
Armstrong World Industries, Inc.	2.66%
ESCO Technologies, Inc.	2.55%
Gates Industrial Corp. PLC	2.53%
Federal Signal Corp.	2.52%
Air Lease Corp., Class A	2.42%
Everus Construction Group, Inc.	2.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCI-SAR
Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF
PSCT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Information Technology ETF	$16	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$364,190,307
Total number of portfolio holdings	71
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	4.50%
SiTime Corp.	4.16%
Sanmina Corp.	4.04%
Semtech Corp.	3.74%
FormFactor, Inc.	3.66%
Qorvo, Inc.	3.33%
Viavi Solutions, Inc.	3.17%
Viasat, Inc.	2.96%
Enphase Energy, Inc.	2.64%
Mirion Technologies, Inc.	2.56%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCT-SAR
Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF
XSLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$240,650,339
Total number of portfolio holdings	123
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LTC Properties, Inc.	1.28%
Four Corners Property Trust, Inc.	1.27%
Northwest Natural Holding Co.	1.24%
Phillips Edison & Co., Inc.	1.23%
Getty Realty Corp.	1.21%
MGE Energy, Inc.	1.20%
Avista Corp.	1.19%
American States Water Co.	1.14%
Essential Properties Realty Trust, Inc.	1.14%
Chesapeake Utilities Corp.	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSLV-SAR
Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF
PSCM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Materials ETF	$16	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$18,864,141
Total number of portfolio holdings	30
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Solstice Advanced Materials, Inc.	13.37%
Eastman Chemical Co.	9.24%
Element Solutions, Inc.	8.56%
Sealed Air Corp.	6.61%
Balchem Corp.	6.31%
Celanese Corp.	4.40%
Sensient Technologies Corp.	4.09%
H.B. Fuller Co.	4.08%
Warrior Met Coal, Inc.	3.95%
Materion Corp.	3.88%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCM-SAR
Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF
XSHQ | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Quality ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$246,841,107
Total number of portfolio holdings	123
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	3.40%
Brinker International, Inc.	2.59%
Clear Secure, Inc., Class A	2.31%
Armstrong World Industries, Inc.	2.23%
Installed Building Products, Inc.	1.98%
PJT Partners, Inc., Class A	1.94%
Zurn Elkay Water Solutions Corp.	1.82%
Sanmina Corp.	1.80%
MarketAxess Holdings, Inc.	1.73%
Moelis & Co., Class A	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHQ-SAR
Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF
PSCU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Utilities & Communication Services ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$14,100,863
Total number of portfolio holdings	41
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.96%
Madison Square Garden Sports Corp., Class A	7.07%
Versant Media Group, Inc.	5.75%
Telephone and Data Systems, Inc.	5.22%
MDU Resources Group, Inc.	5.01%
Otter Tail Corp.	4.23%
TEGNA, Inc.	4.00%
Avista Corp.	3.92%
Clearway Energy, Inc., Class C	3.86%
Chesapeake Utilities Corp.	3.82%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCU-SAR
Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF
RDIV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Ultra Dividend Revenue ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$961,372,780
Total number of portfolio holdings	61
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Bristol-Myers Squibb Co.	5.52%
Chevron Corp.	5.40%
ONEOK, Inc.	5.27%
Target Corp.	5.18%
PBF Energy, Inc., Class A	4.95%
Ford Motor Co.	4.94%
U.S. Bancorp	4.76%
HP, Inc.	4.69%
Truist Financial Corp.	4.67%
Prudential Financial, Inc.	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RDIV-SAR
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
BKLN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Loan ETF	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,370,450,735
Total number of portfolio holdings	166
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.45%, 10/27/2029	1.87%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.69%
athenahealth Group, Inc., Term Loan, 6.42%, 02/15/2029	1.66%
Sedgwick Claims Management Services, Inc., Term Loan, 6.17%, 07/31/2031	1.54%
AI Aqua Merger Sub, Inc., Term Loan B, 6.42%, 07/31/2028	1.44%
Peraton Corp., First Lien Term Loan B, 7.52%, 02/01/2028	1.40%
Ensemble Health Partners, Term Loan B, 6.66%, 01/31/2033	1.39%
Bass Pro Group LLC, Term Loan B, 6.92%, 01/31/2032	1.38%
Dayforce, Inc., Term Loan B, 6.66%, 02/04/2033	1.38%
Hologic, Inc., Term Loan B, 0.00%, 01/14/2033	1.38%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.1%
Ba1	7.3%
Ba2	3.6%
Ba3	8.0%
B1	15.7%
B2	37.3%
B3	16.4%
Caa1	3.0%
NR	4.7%
Money Market Funds Plus Other Assets Less Liabilities	2.0%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BKLN-SAR
Invesco Senior Loan ETF

Invesco Short Term Treasury ETF
TBLL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Treasury ETF	$4	0.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,444,154,487
Total number of portfolio holdings	86
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 0.00%, 04/09/2026	3.75%
U.S. Treasury Bills, 0.00%, 05/14/2026	3.27%
U.S. Treasury Bills, 0.00%, 04/16/2026	2.60%
U.S. Treasury Bills, 0.00%, 04/02/2026	2.60%
U.S. Treasury Bills, 0.00%, 05/21/2026	2.53%
U.S. Treasury Bills, 0.00%, 05/28/2026	2.53%
U.S. Treasury Bills, 0.00%, 04/21/2026	2.52%
U.S. Treasury Bills, 0.00%, 04/14/2026	2.50%
U.S. Treasury Bills, 0.00%, 04/07/2026	2.48%
U.S. Treasury Bills, 0.00%, 04/30/2026	2.42%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TBLL-SAR
Invesco Short Term Treasury ETF

Invesco Solar ETF
TAN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Solar ETF	$39	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,570,833,131
Total number of portfolio holdings	32
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Nextpower, Inc., Class A	10.49%
Enlight Renewable Energy Ltd.	7.42%
Enphase Energy, Inc.	7.06%
First Solar, Inc.	6.70%
GCL Technology Holdings Ltd.	5.60%
Doral Group Renewable Energy Resources Ltd.	4.40%
Sunrun, Inc.	4.34%
SolarEdge Technologies, Inc.	4.27%
HA Sustainable Infrastructure Capital, Inc.	4.16%
Solaria Energia y Medio Ambiente S.A.	3.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TAN-SAR
Invesco Solar ETF

Invesco Taxable Municipal Bond ETF
BAB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Taxable Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,062,627,510
Total number of portfolio holdings	1,474
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.97%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.94%
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	0.91%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.87%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.82%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.79%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	0.77%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.75%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.69%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BAB-SAR
Invesco Taxable Municipal Bond ETF

Invesco U.S. Hybrid Bond ETF
HBRD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco U.S. Hybrid Bond ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Hybrid Bond ETF	$0	0.40%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$14,930,555
Total number of portfolio holdings	167
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.69%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.56%
Vodafone Group PLC, 7.00%, 04/04/2079	1.52%
Southern Co. (The), 6.38%, 03/15/2055	1.37%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.30%
Transcanada Trust, 5.30%, 03/15/2077	1.08%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056	1.08%
American Electric Power Co., Inc., Series D, 6.05%, 03/15/2056	1.08%
Dominion Energy, Inc., 6.00%, 02/15/2056	1.05%
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/2055	1.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-HBRD-SAR
Invesco U.S. Hybrid Bond ETF

Invesco Variable Rate Preferred ETF
VRP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Preferred ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,454,952,119
Total number of portfolio holdings	336
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%,	1.30%
Bank of America Corp., 6.63%,	1.16%
JPMorgan Chase & Co., Series OO, 6.50%,	1.16%
Citigroup, Inc., Series GG, 6.88%,	1.02%
JPMorgan Chase & Co., Series NN, 6.88%,	0.98%
Citigroup, Inc., 6.63%,	0.96%
Bank of America Corp., 6.25%,	0.96%
BP Capital Markets PLC, 4.88%,	0.92%
Goldman Sachs Group, Inc. (The), Series X, 7.50%,	0.89%
Citigroup Capital XIII, Pfd., 10.30% 10/30/2040	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-VRP-SAR
Invesco Variable Rate Preferred ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
IFLN	Invesco Bloomberg Enhanced Fallen Angels ETF (formerly, Invesco Fundamental High Yield® Corporate Bond ETF)
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
GOVI	Invesco Equal Weight 0-30 Year Treasury ETF
PVI	Invesco Floating Rate Municipal Income ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
TROT	Invesco MSCI Treasury Duration Rotation ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
TBLL	Invesco Short Term Treasury ETF
BAB	Invesco Taxable Municipal Bond ETF
HBRD	Invesco U.S. Hybrid Bond ETF
VRP	Invesco Variable Rate Preferred ETF

2

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.29%
Aerospace & Defense-1.10%
Bombardier, Inc. (Canada), 7.45%, 05/01/2034(b)	$3,869,000	$4,368,387
Air Freight & Logistics-0.61%
XPO CNW, Inc., 6.70%, 05/01/2034	2,267,000	2,443,810
Automobile Components-3.40%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(c)	7,585,000	7,912,338
United Rentals (North America), Inc., 3.88%, 11/15/2027	5,689,000	5,669,010
		13,581,348
Automobiles-3.32%
Nissan Motor Co. Ltd. (Japan)
4.35%, 09/17/2027(b)	6,802,000	6,758,513
4.81%, 09/17/2030(b)	6,802,000	6,470,180
		13,228,693
Broadline Retail-6.30%
Kohl’s Corp.
5.13%, 05/01/2031(d)	3,787,000	3,207,208
5.55%, 07/17/2045	3,234,000	2,134,673
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	2,795,000	2,528,216
Nordstrom, Inc.
4.00%, 03/15/2027	2,648,000	2,640,069
6.95%, 03/15/2028	2,267,000	2,363,511
4.38%, 04/01/2030	3,793,000	3,655,196
4.25%, 08/01/2031(d)	3,217,000	2,999,684
5.00%, 01/15/2044	7,322,000	5,583,958
		25,112,515
Capital Markets-2.89%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	7,415,000	7,480,822
Prospect Capital Corp., 3.44%, 10/15/2028	4,575,000	4,049,699
		11,530,521
Chemicals-15.86%
Celanese US Holdings LLC
7.17%, 07/15/2027	1,924,000	1,993,120
6.85%, 11/15/2028(d)	2,608,000	2,746,738
7.33%, 07/15/2029(d)	2,622,000	2,773,510
7.05%, 11/15/2030	3,496,000	3,730,194
7.38%, 07/15/2032	3,476,000	3,667,569
7.20%, 11/15/2033(d)	3,484,000	3,745,582
FMC Corp.
3.45%, 10/01/2029(d)	5,953,000	5,259,228
5.65%, 05/18/2033(d)	5,953,000	5,228,413
4.50%, 10/01/2049	5,945,000	3,652,708
6.38%, 05/18/2053(d)	5,945,000	4,454,443
Huntsman International LLC
4.50%, 05/01/2029(d)	9,977,000	9,561,948
2.95%, 06/15/2031(d)	5,316,000	4,590,750
5.70%, 10/15/2034(d)	4,652,000	4,452,522
	Principal Amount	Value
Chemicals-(continued)
Methanex Corp. (Canada)
5.25%, 12/15/2029(d)	$5,308,000	$5,356,186
5.65%, 12/01/2044	2,267,000	2,065,048
		63,277,959
Commercial Services & Supplies-4.72%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	17,947,000	18,846,145
Construction & Engineering-1.13%
Fluor Corp., 4.25%, 09/15/2028(d)	4,557,000	4,526,501
Consumer Finance-0.93%
Navient Corp., 5.63%, 08/01/2033	4,508,000	3,708,022
Containers & Packaging-0.89%
Sealed Air Corp., 6.88%, 07/15/2033(b)	3,417,000	3,534,828
Diversified Telecommunication Services-4.14%
Telecom Italia Capital S.A. (Italy)
6.38%, 11/15/2033(d)	3,787,000	4,025,070
6.00%, 09/30/2034(d)	3,793,000	3,952,598
7.20%, 07/18/2036	3,793,000	4,206,478
7.72%, 06/04/2038	3,793,000	4,338,306
		16,522,452
Electric Utilities-4.58%
PacifiCorp, 7.38%, 09/15/2055(c)	18,045,000	18,286,837
Electrical Equipment-1.58%
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/2027(b)	1,104,000	1,112,274
2.75%, 03/09/2028(b)	1,619,000	1,544,817
2.45%, 09/15/2028(b)	937,000	877,243
7.05%, 09/15/2028(b)	1,893,000	1,968,314
5.55%, 09/13/2029(b)	820,000	818,784
		6,321,432
Electronic Equipment, Instruments & Components-0.44%
Crane NXT Co., 4.20%, 03/15/2048	2,648,000	1,759,850
Financial Services-6.33%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	13,645,000	13,590,841
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)(d)	7,600,000	6,932,987
4.63%, 04/06/2031(b)	2,640,000	2,282,963
Vornado Realty L.P., 3.40%, 06/01/2031	2,656,000	2,429,334
		25,236,125
Hotels, Restaurants & Leisure-1.46%
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(d)	3,035,000	3,074,473
Yum! Brands, Inc., 6.88%, 11/15/2037	2,458,000	2,755,057
		5,829,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Household Durables-4.67%
Whirlpool Corp.
4.75%, 02/26/2029	$5,173,000	$5,102,237
2.40%, 05/15/2031	2,224,000	1,862,639
4.70%, 05/14/2032(d)	2,224,000	2,031,004
5.50%, 03/01/2033(d)	2,204,000	2,106,942
5.75%, 03/01/2034	2,204,000	2,095,925
4.50%, 06/01/2046	3,694,000	2,713,562
4.60%, 05/15/2050(d)	3,704,000	2,715,206
		18,627,515
Independent Power and Renewable Electricity Producers-0.57%
TransAlta Corp. (Canada), 6.50%, 03/15/2040	2,267,000	2,290,541
Insurance-2.94%
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	2,471,000	2,518,010
Liberty Mutual Group, Inc., 7.80%, 03/07/2087(b)	3,309,000	3,836,078
MBIA, Inc., 5.70%, 12/01/2034	2,490,000	2,367,131
Wilton RE Ltd., 6.00%(b)(c)(e)	3,049,000	3,018,648
		11,739,867
Interactive Media & Services-1.45%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	6,938,000	5,786,569
Media-2.34%
SES Americom Inc., 5.30%, 03/25/2044(b)	11,377,000	9,315,427
Metals & Mining-1.87%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029(b)(d)	7,585,000	7,464,574
Office REITs-5.01%
Brandywine Operating Partnership L.P.
3.95%, 11/15/2027(d)	3,410,000	3,345,216
8.30%, 03/15/2028	2,648,000	2,796,947
4.55%, 10/01/2029(d)	2,648,000	2,500,288
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	3,029,000	2,883,300
5.95%, 02/15/2028(d)	2,648,000	2,547,380
4.65%, 04/01/2029(d)	3,793,000	3,378,975
3.25%, 01/15/2030(d)	3,032,000	2,522,654
		19,974,760
Oil, Gas & Consumable Fuels-5.25%
Buckeye Partners L.P.
4.13%, 12/01/2027	3,029,000	3,019,111
5.85%, 11/15/2043	3,029,000	2,864,511
5.60%, 10/15/2044	2,267,000	2,073,259
Murphy Oil Corp., 5.88%, 12/01/2042(d)	2,591,000	2,276,253
Rockies Express Pipeline LLC
4.95%, 07/15/2029(b)	4,174,000	4,177,043
4.80%, 05/15/2030(b)	2,648,000	2,607,922
6.88%, 04/15/2040(b)	3,793,000	3,909,107
		20,927,206
	Principal Amount	Value
Pharmaceuticals-1.85%
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030(d)	$5,689,000	$5,509,234
4.90%, 12/15/2044	2,317,000	1,881,595
		7,390,829
Specialty Retail-2.70%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	2,648,000	2,530,603
5.95%, 03/09/2028(d)	2,267,000	2,332,070
3.90%, 04/15/2030(d)	3,790,000	3,543,268
3.50%, 03/15/2032(d)	2,657,000	2,360,479
		10,766,420
Textiles, Apparel & Luxury Goods-4.49%
VF Corp.
2.80%, 04/23/2027(d)	7,615,000	7,432,255
2.95%, 04/23/2030(d)	11,397,000	10,472,397
		17,904,652
Wireless Telecommunication Services-5.47%
Rogers Communications, Inc. (Canada), 5.25%, 03/15/2082(b)(c)	5,689,000	5,699,587
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(c)	15,209,000	16,112,339
		21,811,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.29% (Cost $392,808,765)		392,115,241
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.82%
Invesco Private Government Fund, 3.64%(f)(g)(h)	24,140,093	24,140,093
Invesco Private Prime Fund, 3.81%(f)(g)(h)	62,896,631	62,915,500
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,055,593)		87,055,593
TOTAL INVESTMENTS IN SECURITIES-120.11% (Cost $479,864,358)		479,170,834
OTHER ASSETS LESS LIABILITIES-(20.11)%		(80,236,548)
NET ASSETS-100.00%		$398,934,286

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $111,652,672, which represented 27.99% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at February 28, 2026.
(e)	Perpetual bond with no specified maturity date.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,611,269	$22,055,256	$(27,666,525)	$-	$-	$-	$46,878
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,830,272	58,689,402	(66,379,581)	-	-	24,140,093	574,329 *
Invesco Private Prime Fund	83,364,812	110,855,011	(131,304,352)	(4,096)	4,125	62,915,500	1,549,104 *
Total	$120,806,353	$191,599,669	$(225,350,458)	$(4,096)	$4,125	$87,055,593	$2,170,311

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.66%
California-97.24%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,070	$1,110,840
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	815	880,221
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	500	545,532
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	340	360,746
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	945	906,326
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,480	1,559,081
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	40	39,668
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2050	330	338,447
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2052	135	138,970
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	375	373,682
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	50	47,581
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,495	1,622,522
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	850	907,380
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2042	130	161,184
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2043	750	921,676
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2044	750	916,456
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	55	61,644
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	105	123,189
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	165	183,600
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	545	601,028
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	255	292,438
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	75	84,998
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2047	10	10,949
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,005	949,409
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,625	3,632,889
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,570	2,499,963
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	655	630,223
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,455	1,093,953
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,610	2,399,887
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,830	1,926,265
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	615	657,483
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	795	784,573
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	350	373,027
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	350	304,086
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	1,400	1,485,132
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	365	381,990
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2053	35	36,301
Burbank Unified School District (Election of 2024), Series 2025, GO Bonds	5.00%	08/01/2054	225	238,962
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	340	325,258
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	405	435,324
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	25	18,539
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	260	260,040
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	270	270,041
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	930	930,069
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	470	469,984
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	165	164,994
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	890	890,098
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,325	1,332,735
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	1,265	1,026,230
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	195	193,605
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	904,636
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,120	1,124,721
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	460	458,273
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	1,555	1,582,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	$485	$436,869
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	2,075	2,076,482
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	205	206,633
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	705	735,670
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	20	19,884
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,240,083
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	400	316,146
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	145	135,469
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,050	1,050,227
California (State of), Series 2020, GO Bonds	2.25%	11/01/2043	60	46,364
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	700	699,983
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	890	737,591
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,265,005
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	580	582,304
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	40	27,848
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	420	328,489
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,455	1,920,095
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	1,585	1,571,547
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,185	923,737
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	290	281,320
California (State of), Series 2021, GO Bonds(c)(d)	5.00%	12/01/2030	15	17,077
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	580	456,376
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	360,405
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	425	457,459
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	625	515,969
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	380	402,125
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	635	447,317
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	240	189,527
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,100	2,319,947
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,925	1,990,827
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	965	1,058,939
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	1,425	1,528,318
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	810	846,542
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	710	753,744
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	875	934,155
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,545	1,679,780
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,630	1,620,508
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,820	1,404,635
California (State of), Series 2022, GO Bonds	4.25%	09/01/2052	930	935,807
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	1,180	1,246,971
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	965	996,536
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,555	1,595,341
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	990	1,094,638
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,730	1,790,043
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,430	1,590,546
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	195	202,352
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,365	1,521,737
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,665	1,820,707
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	940	1,043,777
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,395	1,382,954
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	1,350	1,460,411
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,265	3,528,959
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,320	1,395,497
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,880	2,107,999
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,505	3,605,762
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,175	2,426,499
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	290	330,114
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	805	896,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	$305	$339,610
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	390	391,171
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,510	2,709,535
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,500	1,491,188
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	390	421,122
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	965	943,476
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,830	1,952,698
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	380	413,502
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	390	432,171
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,420	1,593,800
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	385	393,851
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	545	609,621
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	540	620,928
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	515	595,254
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	565	641,612
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	500	570,473
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	2,380	2,679,047
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	395	439,026
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	20	20,129
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	3,250	3,524,522
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,070	1,157,958
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	4,295	4,604,047
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	790	880,977
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	270	302,304
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	10	10,097
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	1,000	1,084,188
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	1,350	1,450,048
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,012,731
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	160	154,552
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	6,325	6,721,440
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,030	3,734,933
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	4,075	4,893,099
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	2,850	3,369,254
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	5,370	6,239,279
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,670	1,926,967
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	2,060	1,351,209
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	65	68,464
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	570	571,580
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	25	25,157
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,905	1,914,453
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,795	1,660,758
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	1,015	1,100,200
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	530	540,714
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,380	1,480,635
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	2,170	2,366,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	$910	$867,830
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,195	1,314,831
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	2,275	2,387,255
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,220	1,672,930
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	25	25,039
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,920	7,583,382
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	706,322
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	24,850
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	1,170	896,376
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	125	132,341
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,345	1,262,773
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,920	1,926,898
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,295	1,270,342
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	1,530	1,472,954
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	770	823,219
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,873
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	2,340	2,175,762
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,225	1,275,518
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	20	21,755
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	785	789,323
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	400	407,841
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	255	250,960
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	531,072
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	8,700	8,557,979
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,430	3,867,104
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	195	181,745
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,135	1,139,421
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	146,378
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,850	1,747,475
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	1,075	1,043,311
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	1,000	794,754
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	1,145	1,034,381
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,944
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	4,345	3,319,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	$1,805	$1,656,398
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	1,180	1,051,133
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	860	984,074
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	740	835,926
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	335	374,054
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,135	1,255,834
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	550	550,157
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,805	2,693,810
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	1,530	1,651,163
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	2,380	2,382,994
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,035	1,044,844
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,425	1,308,541
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,325	1,340,273
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	2,017,534
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,945	1,937,815
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	973,924
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,027,765
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,235	1,300,896
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,275	1,320,666
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	370	383,894
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	35	36,690
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	160	166,141
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	1,460	1,503,520
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,055	1,076,945
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	1,085	1,097,941
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	521,709
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	405	392,702
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	65	61,236
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	675	721,438
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	55	57,936
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	1,625	1,232,215
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,475	1,412,729
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	130,266
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	855	887,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	$1,175	$1,201,817
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	650	661,211
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	555	592,689
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,470	1,481,138
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	655	706,980
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	15	17,563
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	380	390,934
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,021,724
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	260	243,024
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	15	14,223
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	2,890	2,415,670
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	155	121,468
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,317,179
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,380	1,376,929
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,200	1,210,957
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,355	1,360,235
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,100	1,112,345
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	105	93,782
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	1,000	962,123
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	680	516,871
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	410	302,886
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,200	1,205,069
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	894,417
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,097
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	703,267
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	630	632,714
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,080	1,047,155
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	500,170
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,027,369
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,375	2,423,045
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	515	541,975
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	475	499,326
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	1,000,968
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	991,355
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,010	1,019,167
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(e)	5.00%	11/21/2045	$1,000	$1,020,721
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,000,754
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	800	854,386
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,920	1,836,801
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,335	1,286,216
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	625	636,381
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,325	1,329,497
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,220	1,298,279
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	40	45,907
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	575	654,305
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	465	523,124
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	975	1,083,703
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,055	1,160,290
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	4,815	5,158,650
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	235	248,010
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,910	1,915,960
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2041	5	5,818
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2042	35	41,096
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2043	990	1,126,955
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	45	50,548
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	2,615	2,802,994
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2043	500	572,954
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	225	254,244
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	5	5,581
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	410	451,844
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2047	435	475,917
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	1,500	1,613,484
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	35	38,860
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	410	360,330
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	1,780	1,286,452
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,450	1,377,774
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	728,648
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,025,284
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	300,939
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	981,018
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	335	215,669
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	261,636
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,895	1,804,025
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	600	615,331
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	1,635	1,594,748
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,940	1,829,407
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	1,795	1,632,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	$1,045	$1,047,671
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	850	761,272
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	276,117
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	1,110	1,167,596
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,460	1,562,877
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	160	148,397
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	365	367,672
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	15	15,431
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,140	1,158,583
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	155	155,993
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,000	1,054,658
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	502,362
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	375	375,048
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,820	1,825,963
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,365	1,364,977
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	760	761,770
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,685	1,723,972
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	1,615	1,638,330
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	15	15,711
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,030	1,060,290
California State University, Series 2019 A, RB	5.00%	11/01/2044	50	52,856
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,038,244
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,895	1,905,578
California State University, Series 2020 C, RB	3.00%	11/01/2051	2,455	1,868,224
California State University, Series 2023 A, RB	5.25%	11/01/2048	870	951,561
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,675	1,807,163
California State University, Series 2024 A, RB	5.50%	11/01/2045	350	403,972
California State University, Series 2024 A, RB	5.50%	11/01/2046	1,280	1,455,311
California State University, Series 2024 A, RB	4.00%	11/01/2049	645	635,372
California State University, Series 2024 A, RB	5.50%	11/01/2049	215	241,100
California State University, Series 2024 A, RB	4.00%	11/01/2055	745	713,946
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,925	3,230,298
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	720	851,693
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	685	801,666
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	1,650	1,905,569
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	925	1,051,757
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	950	1,067,846
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	635	703,068
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	2,965	3,278,105
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	1,885	1,938,862
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,470	1,603,624
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	60	49,131
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	493,409
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	190	181,655
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	95	82,838
Cerritos Community College District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2049	80	79,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	$1,345	$1,334,283
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,250	1,351,326
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	105	117,106
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	1,740	1,744,304
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	80	81,090
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	1,015	996,958
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	1,475	1,437,487
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	535	570,634
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	295	285,978
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	1,305	1,311,416
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,500	1,261,915
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,405	1,457,359
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	670	636,801
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	1,125	1,199,019
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	100	100,054
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,365	1,465,814
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	85	89,086
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	2,235	2,203,587
Clovis Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	791,984
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,515,037
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2046	100	100,499
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	190	190,773
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,052,926
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	160	169,241
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	1,295	1,256,947
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	25	25,108
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	19,644
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,750	1,685,753
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	350	376,684
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	705	714,236
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	925	899,032
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,080	1,052,986
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	1,000	1,076,941
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	1,015	996,998
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	1,045	1,030,312
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,490	1,433,599
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	2,185	2,187,171
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	465	465,818
East Bay Municipal Utility District, Series 2017 A, RB	4.00%	06/01/2045	330	330,493
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	517,489
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	875	891,292
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,191
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,280	1,377,186
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,210	1,284,750
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,084,196
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	2,385	2,560,410
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	20	20,608
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	1,570	1,598,158
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	159,513
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	385	371,414
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	675	765,178
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	750	766,586
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2046	30	29,458
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	170	164,939
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	140	137,703
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,845	2,848,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	$650	$652,361
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2050	25	26,624
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	170	180,034
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,700	1,847,802
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,165	1,144,294
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	4,840	4,753,978
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,746	1,755,944
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,170	1,990,741
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,262,968
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	1,000,056
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,002,872
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	760	759,943
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	350	346,208
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	190	190,220
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	1,110	1,080,967
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	1,520	1,427,940
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	510	474,266
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	400	384,549
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	100	106,425
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,565	1,485,198
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	500	521,413
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,025	2,111,722
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	330	345,712
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	400	319,893
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,285	2,230,702
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	945	940,555
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	625	505,536
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	700	726,064
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	675	669,622
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	665	703,502
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,540	1,542,315
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	460	460,227
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	600	623,730
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,455	1,453,241
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	720	712,271
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	335	323,733
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	405	410,682
Hayward Unified School District, Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	300	319,851
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	1,030	995,854
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,310	1,265,941
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	775	819,953
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,210,694
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	590	594,386
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	398,919
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	695	642,599
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	400	400,867
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	2,410	2,390,064
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	60	60,172
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	965	1,027,573
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	2,060	1,904,681
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,220	1,297,847
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	25	25,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	$50	$47,419
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	1,450	1,456,822
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	395	323,176
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	510	494,210
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	335	320,681
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	1,885	1,638,713
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	455	462,337
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,025	1,078,086
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	355	368,809
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	283,198
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,525	1,469,013
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	350	381,919
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	2,000	2,139,438
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	450	360,501
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	755	583,933
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,465	2,406,425
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	2,170	2,099,115
Los Angeles (City of), CA, Series 2017 A, RB	4.00%	06/01/2042	185	185,774
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	945	968,408
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	2,140	2,357,871
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	2,370	2,527,340
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	785	888,601
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	10	11,178
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	85	99,507
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	10	11,587
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,035	1,111,855
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,500	1,627,658
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	30	34,370
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	835	849,911
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	805	859,802
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	200	192,451
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	125	145,514
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	140	159,234
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	705	788,905
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	370	379,945
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	500	530,303
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,725
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	350	345,605
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	1,015	1,166,605
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,315	2,512,758
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,305	1,452,194
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	2,895	3,157,128
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	685	719,382
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,005	1,034,111
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,780	1,912,298
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	980	1,032,801
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	770	760,331
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	1,190	1,260,890
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,995	2,020,008
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	510	513,575
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,070	1,084,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	$1,495	$1,510,439
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,295	1,243,527
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	1,080	1,101,535
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	1,625	1,648,836
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	2,065	2,131,790
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	695	707,858
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,200	1,238,812
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	692,581
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	460	474,071
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	605	635,793
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,095	1,121,940
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,325	1,378,467
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	1,705	1,746,948
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	615	656,236
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	55	56,535
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	905	946,211
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	745	765,788
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	1,205	1,294,408
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,585	1,657,332
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	550	575,099
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	790	819,908
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2049	80	82,701
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,225	1,260,885
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,140	1,216,437
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	760	801,828
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	2,400	2,476,801
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	90	92,880
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	330	359,044
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	380	410,312
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	2,040	2,141,775
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,065	1,123,630
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,035,607
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	1,125	1,216,944
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	215	230,930
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,080	1,135,279
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	1,530	1,462,996
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	665	723,616
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	560	613,171
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	680	735,575
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	1,200	1,305,615
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	570	615,468
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,685	1,809,850
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,595	1,682,807
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,235	1,278,975
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	665	697,424
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,304,717
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	30	31,594
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	905	1,002,942
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	615	676,663
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	695	758,117
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	935	986,175
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	779,720
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	680	738,651
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	1,015	1,107,327
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	60	66,882
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	700	774,365
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	380	416,554
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	945	1,026,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	$550	$588,477
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	515	541,561
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	895	985,824
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	655	708,357
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	1,465	1,567,221
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	420	440,809
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	522,500
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	100	106,192
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,591,521
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,205	1,257,047
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	1,660	1,746,322
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2045	5	5,540
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2053	1,000	1,050,053
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	515	578,629
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	1,070	1,133,858
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	320	335,809
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	850	889,414
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2042	10	11,278
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	10	10,852
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2041	700	793,446
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	700	786,485
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	700	778,239
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	700	770,088
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	1,200	1,307,542
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	700	756,763
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	700	753,697
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	575	603,407
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	450	479,677
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,355	1,391,016
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	425	437,464
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,175	1,206,232
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,020	2,115,448
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	1,190	1,190,401
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	950	952,792
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	325	344,080
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,141,640
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	355	404,907
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	1,190	1,278,957
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	750	836,469
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	565	535,761
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	380	409,462
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	395	433,707
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	20	23,573
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	45	50,931
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	60	67,023
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	1,000	1,102,784
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	1,015	1,111,148
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,585	1,729,393
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	1,005	1,086,551
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	1,530	1,688,310
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	2,175	2,205,939
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	815	865,543
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	595	462,779
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	600	600,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	$690	$691,432
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	251,691
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	1,100	1,087,002
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	1,015	1,092,323
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	865	918,724
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	520	551,347
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	760	796,286
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	410	419,896
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	2,175	2,109,616
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,095	1,105,828
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,110	925,367
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,575	5,630,129
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	110	110,269
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	50	58,323
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	365	380,900
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	205	205,044
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	2,255	2,353,233
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	85	94,662
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	1,925	2,076,866
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,525	1,656,294
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	515	592,058
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	130	150,370
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	485	546,467
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	3,060	3,341,409
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	140	161,456
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	1,660	1,893,727
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	150	168,419
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	1,650	1,828,993
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,635	1,618,071
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,470	1,610,202
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	85,189
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	1,445	1,430,686
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	355	357,660
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,150	1,237,456
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	630	692,512
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	440	436,443
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	1,005	1,028,976
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,325	2,247,744
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	800	843,368
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	805	834,390
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,200	1,284,028
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	810	847,733
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	1,100	1,179,809
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	1,125	1,190,690
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	1,105	1,189,849
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	255	249,037
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	1,040	1,005,450
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	235	258,706
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	695	756,442
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	210	219,014
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	595	590,598
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	400	391,224
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	520	405,852
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	620	609,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	$630	$667,218
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	1,735	1,735,522
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	80	76,105
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	100	93,553
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	225	230,410
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	405	411,700
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,890	2,855,758
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	735	781,375
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	989,640
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,150	1,256,311
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,350,813
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.25%	05/01/2050	2,400	2,583,891
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.50%	05/01/2055	2,515	2,775,429
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,880	1,971,379
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	2,210	2,211,327
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	390	375,682
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	1,000,679
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,200	1,277,270
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	180	182,272
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	610	606,869
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	50,317
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	100	77,342
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	510	536,095
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	1,000	988,151
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	229,362
Oakland (City of), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	570	616,833
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	65	61,650
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,075,197
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	2,155	2,127,263
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	210	210,045
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	498,176
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	675	653,058
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	515	551,833
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	900	908,514
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	385	417,511
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,375	1,440,102
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	501,907
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	395	401,489
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	2,795	2,760,899
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	2,550	2,550,137
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,600	1,543,718
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	45	45,025
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	1,545	1,581,352
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	100	99,421
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	1,415	1,501,189
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	580	565,249
Pasedena (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2054	65	69,591
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,057,234
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	455	474,998
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,440	1,552,687
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	950	1,017,287
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	675	681,592
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	805	791,357
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	65	54,507
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	485	463,668
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	20	20,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	$1,020	$1,035,670
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	500	532,531
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	320	337,479
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	40	41,002
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	35	37,065
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	810	877,470
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,100	1,104,594
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	810	711,547
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	700	699,994
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	1,975	1,980,016
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,127,886
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	945	1,048,668
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	2,460	2,504,238
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	6,740	7,170,052
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	6,235	5,884,337
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,170,511
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,000	1,069,214
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,215,229
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	660	714,033
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	1,115	1,183,306
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	560	604,889
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.25%	09/01/2047	110	110,238
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,500	1,610,376
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,825	1,711,014
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,015	1,536,241
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	250	230,876
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	135	132,606
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	750	724,641
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	585	587,220
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	660	686,783
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	845	868,848
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	340	261,373
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	2,000	2,017,475
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	1,140	1,146,591
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	2,470	2,571,251
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	655	702,237
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	1,025	1,086,298
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	800	860,129
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,235	1,313,917
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,660	1,556,367
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	555	593,648
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	740	787,554
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	880	939,121
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,057,013
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	1,140	1,219,384
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,795	1,904,133
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	830	915,834
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,275	1,231,595
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	270	287,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	$260	$282,265
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,985	2,090,571
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,120	1,200,672
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	70	75,163
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	855	892,498
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	240	227,341
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,190	1,195,739
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	920	916,585
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	720	627,257
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,140	1,143,049
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,055	1,057,822
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,054,243
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	510	544,555
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	1,155	1,217,363
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	410,035
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	580	605,527
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	670	675,189
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	545	431,290
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	500	536,971
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	635	667,425
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	245	268,982
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	350	343,530
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	650	634,488
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	85	91,636
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,025	1,089,763
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	500	537,658
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	1,500	1,607,943
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	1,425	1,524,208
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	825	865,774
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	1,055	1,021,887
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	510	543,947
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,090	1,166,393
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,056,949
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	1,010	1,093,314
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	110	112,742
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,014,649
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,089,036
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,032,136
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	695	741,024
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,245	1,196,908
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	980	1,023,694
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,345	2,214,719
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	85	88,170
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	60	65,811
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	500	543,041
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB(c)(d)	5.00%	04/01/2026	1,605	1,609,061
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	770	821,693
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2052	45	47,255
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	565	652,566
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	680	761,937
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,930	2,864,555
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	4,615	4,933,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	$160	$138,727
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	1,000	1,005,866
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	455	318,364
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,545	1,195,416
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	45	33,009
San Diego Unified School District (Election of 20012) (Green Bonds), Series 2017, GO Bonds	3.13%	07/01/2040	90	88,219
San Diego Unified School District (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2048	40	42,895
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	190	189,994
San Diego Unified School District (Election of 2012), Series 2016, GO Bonds	4.00%	07/01/2045	30	29,999
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,050	969,216
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	4,005	3,978,758
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	80	81,526
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	1,100	1,085,345
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	1,195	1,170,226
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	70	86,734
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,480	1,483,340
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	370	310,489
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,175	1,150,641
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	1,655	1,764,377
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	260	260,855
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	375	420,348
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	2,015	2,160,845
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,800	2,708,637
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,655	3,535,738
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	530	559,510
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,525	1,471,040
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	60	60,689
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,670	1,794,727
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	890	987,835
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	940	1,032,066
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	2,860	3,074,821
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	100	101,181
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,533
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	95	91,131
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,715	1,796,380
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	1,080	1,207,952
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	2,225	2,229,776
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,980	3,023,048
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,665,527
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,070	1,100,624
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	960	991,707
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	530	577,558
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	30	32,073
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,066,421
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	1,420	1,420,161
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	220	231,673
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,065	1,134,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	$1,480	$1,485,250
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	45	46,654
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,042,298
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	45	49,086
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	165	178,077
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	90	96,261
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	205	203,651
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	50	49,294
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	100	98,067
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	945,401
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	465	450,476
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	90	94,708
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	985	1,066,414
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	4,290	4,568,431
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	600	463,463
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	505	492,159
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,195	1,312,857
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	1,220	1,315,613
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	507,980
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	2,505	2,731,097
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	1,130	1,216,940
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	4,250	4,542,566
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	40	38,983
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	975	958,941
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,340	1,274,802
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	5	5,172
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	50	43,424
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2043	15	17,206
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 D, GO Bonds	4.00%	08/01/2042	335	336,409
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2044	15	16,959
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2045	30	33,487
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	975	992,599
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,720	2,107,527
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	360	343,094
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	934,365
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,180	1,163,945
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,270	3,269,999
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,235	1,329,291
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	295	231,681
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	500	504,286
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	605	607,341
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2025, RB	5.00%	05/01/2045	25	28,027
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	2,830	2,830,438
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	2,230	2,411,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	$410	$410,939
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,050	2,868,284
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	600	600,365
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	470	478,841
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	680	687,805
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	280	292,282
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	430	462,370
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	565	598,831
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	115	116,406
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	1,715	1,722,252
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	225	225,430
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	1,910	1,881,698
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,080,856
San Leandro Unified School District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2052	500	535,263
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	610	592,009
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	225	217,755
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	1,300	1,306,513
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	750	819,490
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	2,485	2,694,480
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	890	892,811
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	1,035	1,075,429
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	515	536,334
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	300	245,726
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	720	688,354
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,720,654
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	732,551
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	672,876
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	415	415,217
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	50	49,149
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2043	1,270	1,277,999
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	1,100	1,167,565
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	676,475
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	191,433
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	145	149,135
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,100	1,075,816
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	350	334,176
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	225	224,779
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	930	773,525
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	360	291,251
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	225	222,008
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,205	1,089,251
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	215	214,755
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	83,464
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	670	525,249
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	350	376,444
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	335	324,754
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	325	328,346
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	35	36,476
Santa Monica-Malibu Unified School District, Series 2019, GO Bonds	3.00%	08/01/2049	5	3,913
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,340	1,415,664
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,250	1,330,654
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	528,998
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	500	544,797
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	695	713,164
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	$130	$123,088
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	979,222
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	530	528,393
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	640	623,599
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	535	531,629
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,905	2,009,265
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	2,545	2,688,668
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	365	398,201
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	1,125	1,186,125
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,073,191
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	1,610	1,681,053
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	1,000	1,079,052
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	310	309,996
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	225	225,084
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	25	27,246
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,050	2,033,666
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,450	1,569,882
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	1,505	1,610,802
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	585	627,702
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	1,435	1,439,411
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	425	415,615
Sunnyvale School District, Series 2015, Ref. GO Bonds	4.00%	09/01/2042	265	265,067
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	530	566,329
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,410	1,410,182
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	143,418
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	215	223,724
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	680	688,802
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	890	891,953
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	701,651
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,715	1,717,713
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,035	1,064,119
University of California, Series 2017 AV, RB	4.00%	05/15/2045	100	100,010
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	2,295	2,392,048
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	245	239,125
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,540	1,584,320
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,026,247
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,460	1,507,883
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	155	166,428
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	80	85,617
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	45	47,905
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,985	1,980,448
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	1,040	718,002
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	1,765	1,731,165
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,675	1,679,473
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	815	794,694
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,240	4,444,656
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,120	1,255,328
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	165	183,962
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	895	989,390
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,135,583
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	925	1,044,237
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	$185	$206,871
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,500	1,660,345
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	580	658,638
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	605	682,987
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,150	1,272,932
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,100	1,204,633
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,895	2,007,954
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	1,410	1,576,693
University of California, Series 2025 CC, RB	5.00%	05/15/2041	305	350,716
University of California, Series 2025 CC, RB	5.00%	05/15/2042	290	331,311
University of California, Series 2025 CC, RB	5.00%	05/15/2043	1,100	1,243,621
University of California, Series 2025 CC, RB	5.00%	05/15/2044	50	55,899
University of California, Series 2025 CC, RB	5.00%	05/15/2045	695	767,913
University of California, Series 2025 CC, RB	5.00%	05/15/2046	45	49,188
University of California, Series 2025 CC, RB	5.00%	05/15/2047	370	401,619
University of California, Series 2025 CC, RB	5.00%	05/15/2053	3,860	4,117,262
University of California, Series 2025 CC, RB	4.00%	05/15/2055	685	658,888
University of California, Series 2025 CC, RB	5.25%	05/15/2055	1,000	1,085,105
University of California, Series 2026 CE, Ref. RB(b)	5.00%	11/15/2042	200	231,051
University of California, Series 2026 CE, Ref. RB(b)	5.00%	11/15/2043	150	171,332
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2042	150	173,288
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2043	150	171,332
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2044	150	169,264
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2045	70	77,989
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,505	2,466,726
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,920	1,967,926
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	850	830,238
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,140
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	855	890,783
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	805	783,421
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	2,180	2,241,807
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	2,565	2,616,221
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	440	453,845
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,130	2,250,370
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,140	1,632,230
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	975	943,306
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	885	845,859
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	605,222
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	225	217,307
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,065	1,062,538
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	490	471,452
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	4.25%	08/01/2051	140	140,347
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	900	965,667
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	1,385	1,345,873
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,690	1,809,768
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	340	339,985
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,009
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	503,212
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	620	674,273
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	295	296,227
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	510	478,161
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	655	696,624
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	745	693,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	$565	$594,670
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	200	200,802
				1,071,101,897
Guam-0.42%
Guam (Territory of), Series 2021 F, Ref. RB	4.00%	01/01/2042	1,570	1,563,404
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	1,060	1,061,911
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	51,033
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.25%	07/01/2050	810	841,576
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.50%	07/01/2055	1,020	1,072,147
				4,590,071
TOTAL INVESTMENTS IN SECURITIES(f)-97.66% (Cost $1,058,134,513)				1,075,691,968
OTHER ASSETS LESS LIABILITIES-2.34%				25,785,872
NET ASSETS-100.00%				$1,101,477,840

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NCCD	-National Campus and Community Development
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco CEF Income Composite ETF (PCEF)
February 28, 2026
(Unaudited)
Schedule of Investments

	Shares	Value
Closed-End Funds-99.98%
Bonds-29.29%
BlackRock Core Bond Trust	674,666	$6,463,300
BlackRock Credit Allocation Income Trust	878,018	9,315,771
BlackRock Limited Duration Income Trust(a)	313,673	4,284,773
BlackRock Multi-Sector Income Trust(a)	662,230	8,642,102
BlackRock Taxable Municipal Bond Trust	574,106	9,604,793
Blackstone Long-Short Credit Income Fund	168,035	1,821,499
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	275,144	5,866,070
Cohen & Steers Select Preferred and Income Fund, Inc.	143,486	2,925,680
DoubleLine Income Solutions Fund(a)	1,089,115	12,426,802
DoubleLine Opportunistic Credit Fund(a)	153,592	2,294,664
Eaton Vance Limited Duration Income Fund(a)	1,104,752	10,892,855
Eaton Vance Short Duration Diversified Income Fund(a)	126,391	1,377,662
First Trust Intermediate Duration Preferred & Income Fund(a)	709,212	13,567,226
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	246,466	5,353,242
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	563,749	9,341,321
Flaherty & Crumrine Total Return Fund, Inc.	124,221	2,204,923
Franklin Limited Duration Income Trust(a)	526,215	3,220,436
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	191,324	2,959,782
Invesco Bond Fund(b)	133,657	2,062,328
Invesco Senior Income Trust(b)	2,036,870	6,293,928
John Hancock Preferred Income Fund(a)	180,399	2,908,032
John Hancock Preferred Income Fund II	148,212	2,393,624
John Hancock Preferred Income Fund III	219,998	3,251,570
John Hancock Premium Dividend Fund(a)	589,125	8,000,318
MFS Charter Income Trust	485,325	3,023,575
MFS Intermediate Income Trust	1,050,293	2,730,762
MFS Multimarket Income Trust	650,559	3,064,133
Nuveen Credit Strategies Income Fund(a)	1,958,399	9,576,571
Nuveen Floating Rate Income Fund	2,121,087	16,077,839
Nuveen Global High Income Fund(a)	339,311	4,329,608
Nuveen Preferred & Income Opportunities Fund(a)	2,932,124	24,072,738
Nuveen Taxable Municipal Income Fund	274,006	4,490,958
PIMCO Dynamic Income Opportunities Fund(a)	913,509	12,743,451
PIMCO Income Strategy Fund(a)	312,345	2,633,068
PIMCO Income Strategy Fund II	663,788	4,805,825
Putnam Premier Income Trust(a)	1,120,325	4,089,186
Saba Capital Income & Opportunities Fund II	412,160	3,313,766
Western Asset Inflation-Linked Opportunities & Income Fund	818,660	7,130,529
		239,554,710
Bonds/High Yield-18.00%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	485,286	7,783,987
AllianceBernstein Global High Income Fund, Inc.	1,004,369	10,465,525
Allspring Income Opportunities Fund(a)	696,456	4,756,794
Allspring Multi-Sector Income Fund(a)	327,844	3,075,177
	Shares	Value
Bonds/High Yield-(continued)
Barings Global Short Duration High Yield Fund	159,549	$2,279,955
BlackRock Corporate High Yield Fund, Inc.	1,570,409	13,835,303
BlackRock Debt Strategies Fund, Inc.(a)	490,049	4,846,585
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	290,824	3,245,596
BlackRock Floating Rate Income Trust	278,733	3,074,425
BNY Mellon High Yield Strategies Fund	959,044	2,388,020
Credit Suisse Asset Management Income Fund, Inc.	439,777	1,191,796
Credit Suisse High Yield Bond Fund	974,219	1,889,985
Eaton Vance Floating-Rate Income Trust	351,768	3,837,789
Eaton Vance Senior Floating-Rate Trust(a)	390,881	4,166,791
First Trust Senior Floating Rate Income Fund II(a)	296,469	2,929,114
High Income Securities Fund(a)	281,923	1,688,719
Highland Opportunities and Income Fund (Acquired 09/30/2020 - 12/31/2025; Cost $9,164,669)(c)	1,346,304	8,374,011
Morgan Stanley Emerging Markets Debt Fund, Inc.	235,902	1,823,522
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	755,611	4,601,671
Neuberger Berman High Yield Strategies Fund, Inc.(a)	254,714	1,966,392
Nuveen NASDAQ 100 Dynamic Overwrite Fund	640,398	17,860,700
PGIM Global High Yield Fund, Inc.	477,739	6,091,172
PGIM High Yield Bond Fund, Inc.(a)	224,268	3,278,798
PGIM Short Duration High Yield Opportunities Fund(a)	290,666	4,871,562
PIMCO High Income Fund	1,197,270	5,854,650
Templeton Emerging Markets Income Fund(a)	552,411	3,811,636
Western Asset Emerging Markets Debt Fund, Inc.	659,163	7,277,160
Western Asset Global High Income Fund, Inc.(a)	348,220	2,228,608
Western Asset High Income Fund II, Inc.	847,891	3,535,705
Western Asset High Income Opportunity Fund, Inc.(a)	1,118,814	4,195,553
		147,226,701
Domestic Equity-5.31%
Guggenheim Strategic Opportunities Fund	1,301,639	15,619,668
John Hancock Tax-Advantaged Dividend Income Fund(a)	418,647	10,830,398
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,249,931	16,936,565
		43,386,631
Equities-5.87%
BlackRock Capital Allocation Term Trust(a)	1,240,418	18,829,545
BlackRock Health Sciences Term Trust	851,856	12,803,396
BlackRock Technology and Private Equity Term Trust(a)	1,782,023	11,707,891
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	153,085	4,682,870
		48,023,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco CEF Income Composite ETF (PCEF)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Fixed Income-9.17%
Barings Corporate Investors(a)	223,357	$4,467,140
BlackRock ESG Capital Allocation Term Trust	935,615	14,165,211
BlackRock Income Trust, Inc.(a)	370,354	4,133,151
BlackRock Science & Technology Term Trust(a)	901,303	20,513,657
Nuveen Variable Rate Preferred & Income Fund(a)	228,661	4,502,335
PIMCO Corporate & Income Opportunity Fund	1,302,980	16,665,114
PIMCO Corporate & Income Strategy Fund(a)	468,319	5,891,453
Saba Capital Income & Opportunities Fund	705,751	4,665,014
		75,003,075
Foreign Equity-0.44%
Allspring Global Dividend Opportunity Fund	568,623	3,570,952
Option Income-31.90%
BlackRock Energy and Resources Trust	237,893	3,746,815
BlackRock Enhanced Equity Dividend Trust(a)	2,017,194	19,506,266
BlackRock Enhanced Global Dividend Trust	730,815	8,806,321
BlackRock Enhanced International Dividend Trust	1,063,473	6,582,898
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	343,013	7,789,825
BlackRock Health Sciences Trust(a)	165,736	7,063,668
BlackRock Resources & Commodities Strategy Trust	882,976	11,973,155
BlackRock Science & Technology Trust	411,909	16,554,623
Columbia Seligman Premium Technology Growth Fund, Inc.	163,656	6,619,885
Eaton Vance Enhanced Equity Income Fund	381,165	7,798,636
Eaton Vance Enhanced Equity Income Fund II(a)	622,381	13,686,158
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	887,156	7,780,358
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	344,920	5,315,217
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,386,218	20,280,369
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,287,013	19,215,104
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,453,531	$13,764,939
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,588,011	34,660,186
First Trust Enhanced Equity Income Fund	263,327	5,761,595
Nuveen Dow 30sm Dynamic Overwrite Fund	529,285	8,098,061
Nuveen S&P 500 Buy-Write Income Fund	1,394,149	20,382,458
Nuveen S&P 500 Dynamic Overwrite Fund(a)	231,825	4,114,894
Voya Global Advantage and Premium Opportunity Fund	178,902	1,803,332
Voya Global Equity Dividend and Premium Opportunity Fund(a)	910,435	5,462,610
Voya Infrastructure Industrials and Materials Fund(a)	175,776	2,510,081
XAI Madison Equity Premium Income Fund	252,729	1,556,811
		260,834,265
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $755,574,915)		817,600,036
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.19%
Invesco Private Government Fund, 3.64%(b)(d)(e)	9,433,196	9,433,196
Invesco Private Prime Fund, 3.81%(b)(d)(e)	24,848,500	24,855,955
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,289,151)		34,289,151
TOTAL INVESTMENTS IN SECURITIES-104.17% (Cost $789,864,066)		851,889,187
OTHER ASSETS LESS LIABILITIES-(4.17)%		(34,137,851)
NET ASSETS-100.00%		$817,751,336

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at February 28, 2026.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Invesco Bond Fund	$2,174,479	$134,424	$(238,173)	$1,309	$(9,711)	$2,062,328	$59,395
Invesco Senior Income Trust	5,509,730	2,133,389	(378,480)	(960,260)	(10,451)	6,293,928	402,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco CEF Income Composite ETF (PCEF)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,512,369	$17,826,597	$(21,338,966)	$-	$-	$-	$21,762
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,694,262	77,741,050	(75,002,116)	-	-	9,433,196	203,956 *
Invesco Private Prime Fund	17,317,989	190,030,716	(182,492,001)	(88)	(661)	24,855,955	552,482 *
Total	$35,208,829	$287,866,176	$(279,449,736)	$(959,039)	$(20,823)	$42,645,407	$1,239,802

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Restricted security. The value of this security at February 28, 2026 represented 1.02% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
February 28, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.88%
U.S. Treasury Bonds-79.94%
6.63%, 02/15/2027	$34,340,200	$35,356,253
5.25%, 02/15/2029	33,636,000	35,466,271
5.38%, 02/15/2031	32,784,600	35,507,259
4.50%, 02/15/2036	33,930,000	35,626,500
4.75%, 02/15/2037	33,354,300	35,639,591
4.38%, 02/15/2038	34,569,400	35,651,044
3.50%, 02/15/2039	38,170,900	35,688,301
4.63%, 02/15/2040	34,396,700	35,648,955
4.75%, 02/15/2041	34,128,800	35,652,598
3.13%, 02/15/2042	42,033,300	35,680,689
3.13%, 02/15/2043	42,710,600	35,686,709
3.63%, 02/15/2044	40,227,600	35,675,281
2.50%, 02/15/2045	48,638,300	35,714,952
2.50%, 02/15/2046	49,435,400	35,744,112
3.00%, 02/15/2047	45,745,300	35,729,582
3.00%, 02/15/2048	46,248,700	35,719,894
3.00%, 02/15/2049	46,722,200	35,731,532
2.00%, 02/15/2050	58,458,200	35,769,111
1.88%, 02/15/2051	61,257,200	35,763,676
2.25%, 02/15/2052	56,500,700	35,763,177
3.63%, 02/15/2053	42,530,100	35,716,977
4.25%, 02/15/2054	38,114,500	35,718,200
4.63%, 02/15/2055	35,810,900	35,722,072
4.75%, 02/15/2056	35,051,000	35,721,898
		856,094,634
	Principal Amount	Value
U.S. Treasury Notes-19.94%
2.75%, 02/15/2028	$35,897,300	$35,472,422
1.50%, 02/15/2030	38,288,800	35,559,227
1.88%, 02/15/2032	39,300,800	35,620,956
3.50%, 02/15/2033	36,100,400	35,609,660
4.00%, 02/15/2034	35,156,300	35,623,906
4.63%, 02/15/2035	33,757,800	35,619,094
		213,505,265
Total U.S. Treasury Securities (Cost $1,143,054,364)		1,069,599,899
	Shares
Money Market Funds-5.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(a)(b) (Cost $54,807,338)	54,807,338	54,807,338
TOTAL INVESTMENTS IN SECURITIES-105.00% (Cost $1,197,861,702)		1,124,407,237
OTHER ASSETS LESS LIABILITIES-(5.00)%		(53,558,240)
NET ASSETS-100.00%		$1,070,848,997

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,463,235	$75,016,617	$(39,672,514)	$-	$-	$54,807,338	$74,108
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	383,185	(383,185)	-	-	-	116 *
Total	$19,463,235	$75,399,802	$(40,055,699)	$-	$-	$54,807,338	$74,224

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Floating Rate Municipal Income ETF (PVI)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.76%
Arizona-1.08%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.10%	01/01/2046	$115	$115,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	02/01/2048	120	120,000
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 C, VRD RB, (LOC - Royal Bank of Canada)(a)(b)	1.65%	12/01/2054	100	100,000
				335,000
California-3.13%
Bay Area Toll Authority, Series 2023 B, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.55%	04/01/2055	160	160,000
California (State of), Series 2003 A-1, VRD GO Bonds, (LOC - Barclays Bank PLC)(a)(b)	0.50%	05/01/2033	385	385,000
Modesto (City of), CA, Series 2008 A, Ref. VRD COP, (INS - AGI)(a)(c)	1.60%	10/01/2036	100	100,000
Orange (County of), CA Water District, Series 2003 A, VRD COP, (LOC - Citibank, N.A.)(a)(b)	0.73%	08/01/2042	100	100,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.10%	04/01/2039	125	125,000
San Mateo (County of), CA Transportation Authority, Series 2020 B, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.25%	06/01/2049	100	100,000
				970,000
Colorado-1.61%
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.10%	12/01/2052	100	100,000
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, VRD RB(a)	1.05%	05/15/2064	100	100,000
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	1.92%	11/01/2036	200	200,000
University of Colorado Hospital Authority, Series 2018, Ref. VRD RB(a)	1.05%	11/15/2039	100	100,000
				500,000
Connecticut-2.26%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.90%	11/15/2050	700	700,000
District of Columbia-2.98%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.60%	08/15/2038	925	925,000
Florida-10.32%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.65%	09/01/2035	1,000	1,000,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.90%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	1.25%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(c)	1.40%	10/01/2038	500	500,000
				3,200,000
Georgia-0.97%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 D, VRD RB(a)	1.92%	07/01/2042	100	100,000
Georgia (State of) Municipal Electric Authority, Series 2008 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.75%	01/01/2048	100	100,000
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	1.00%	04/01/2047	100	100,000
				300,000
Hawaii-0.32%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, RB, VRD, (LOC - Barclays Bank PLC)(a)(b)	0.55%	07/01/2060	100	100,000
Idaho-0.48%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(a)(b)	0.95%	03/01/2048	150	150,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-3.43%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium), Series 1997, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.75%	04/01/2031	$100	$100,000
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB(a)	1.40%	11/01/2038	670	670,000
Illinois (State of) Finance Authority (Little Co Mary Hospital), Series 2008 A, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.88%	08/15/2035	145	145,000
Illinois (State of) Finance Authority (The University of Chicago), Series 2006, VRD RB, (LOC - BMO Harris Bank, N.A.)(a)(b)	1.85%	01/01/2036	150	150,000
				1,065,000
Indiana-0.65%
Indiana (State of) Finance Authority (Parkview Health System), Series 2009, VRD Ref.RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	1.35%	11/01/2039	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.), Series 2008, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.75%	09/01/2048	100	100,000
				200,000
Iowa-1.29%
Iowa (State of) Finance Authority, Series 2017, VRD RB, (CEP - GNMA)(a)	1.88%	01/01/2047	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	07/01/2041	200	200,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.05%	02/15/2041	100	100,000
				400,000
Kentucky-0.97%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2013, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.75%	10/01/2043	300	300,000
Louisiana-1.93%
Louisiana (State of), Series 2023 A-1, Ref. VRD RB, (LOC - Toronto-dominion Bank)(a)(b)	1.05%	05/01/2043	225	225,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.50%	09/01/2033	105	105,000
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2017, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.87%	09/01/2057	170	170,000
Louisiana Housing Corp., Series 2007, VRD RB, (LOC - Fannie Mae)(a)(b)	1.82%	09/15/2040	100	100,000
				600,000
Maryland-0.65%
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program), Series 1985 B, VRD RB, (LOC - TD Bank N.A.)(a)(b)	1.65%	04/01/2035	100	100,000
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(a)	1.05%	06/01/2027	100	100,000
				200,000
Massachusetts-3.35%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 1997 P-1, VRD RB(a)	0.70%	07/01/2027	100	100,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 2005, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	07/01/2040	100	100,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2009 J, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	07/01/2044	100	100,000
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2022, Ref. VRD RB(a)	1.88%	01/01/2039	105	105,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	1.67%	08/01/2037	110	110,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2025, Ref. VRD RB(a)	1.15%	08/01/2031	125	125,000
				1,040,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-0.97%
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.50%	06/01/2034	$100	$100,000
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.75%	03/01/2031	200	200,000
				300,000
Minnesota-0.97%
Minneapolis (City of), MN (Fairview Health), Series 2018 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.37%	11/15/2048	200	200,000
Rochester (City of), MN, Series 2019, VRD RB, (LOC - United Fidelity Bank)(a)(b)	1.91%	05/01/2061	100	100,000
				300,000
Missouri-0.97%
Missouri (State of) Health & Educational Facilities Authority, Series 2000 C, VRD RB(a)	0.90%	03/01/2040	100	100,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. VRD RB(a)	1.85%	05/15/2038	100	100,000
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(a)	1.10%	03/01/2040	100	100,000
				300,000
Nebraska-0.32%
Douglas (County of), NE Hospital Authority No. 2, Series 2008 A, Ref. VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.05%	08/15/2032	100	100,000
Nevada-0.52%
Clark (County of), NV Department of Aviation, Series 2008 D-2B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.65%	07/01/2040	160	160,000
New Hampshire-0.64%
New Hampshire (State of) Business Finance Authority, Series 2024, VRD RB, (LOC - Truist Bank)(a)(b)	1.10%	11/01/2064	200	200,000
New Jersey-0.32%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.90%	07/01/2036	100	100,000
New Mexico-0.48%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, Ref. VRD RB(a)	1.90%	08/01/2034	150	150,000
New York-27.14%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.98%	11/01/2038	100	100,000
Dutchess (County of), NY Industrial Development Agency (Marist College Civic Facility), Series 2008 A, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.92%	07/01/2038	125	125,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	1.10%	11/01/2035	125	125,000
Metropolitan Transportation Authority, Series 2020 B, VRD RB, (LOC - Royal Bank Of Canada)(a)(b)	1.05%	11/15/2046	100	100,000
New York (City of), NY, Subseries 2013 D-4, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	1.05%	08/01/2040	220	220,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	1.10%	06/01/2044	335	335,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.10%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2010, VRD RB(a)	1.05%	06/15/2043	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	1.75%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.10%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.10%	06/15/2050	225	225,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB(a)	1.10%	06/15/2049	110	110,000
New York (City of), NY Transitional Finance Authority, Series 2014 A-3, VRD RB(a)	1.06%	08/01/2043	200	200,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	1.10%	08/01/2042	400	400,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	1.10%	11/01/2036	700	700,000
New York (State of) Dormitory Authority, Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.90%	12/01/2036	100	100,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.85%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(a)(b)	1.40%	11/15/2036	200	200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York City Housing Development Corp., Series 2021, VRD RB, (CEP - Federal Housing Administration)(a)	1.75%	05/01/2061	$500	$500,000
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	1.60%	10/15/2041	1,200	1,200,000
				8,415,000
North Carolina-2.39%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(a)	1.10%	01/15/2048	105	105,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	1.10%	01/15/2038	400	400,000
North Carolina (State of) Medical Care Commission, Series 2017, Ref. VRD RB(a)	1.00%	10/01/2032	130	130,000
Raleigh (City of), NC, Series 2016 A, Ref. VRD RB(a)	1.75%	06/01/2034	105	105,000
				740,000
North Dakota-0.47%
North Dakota (State of) Housing Finance Agency, Series 2015, VRD RB(a)	1.88%	01/01/2046	145	145,000
Ohio-2.90%
Allen (County of), OH, Series 2010, VRD RB, (LOC - Truist Bank)(a)(b)	1.10%	06/01/2034	100	100,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	1.88%	10/01/2040	300	300,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017, Ref. VRD RB(a)	1.95%	11/01/2052	100	100,000
Hamilton (County of), OH (TriHealth, Inc. Obligated), Series 2021, Ref. VRD RB(a)	1.05%	08/15/2051	100	100,000
Ohio (State of), Series 2019, VRD RB(a)	0.90%	01/01/2052	200	200,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(a)	1.00%	01/01/2043	100	100,000
				900,000
Oregon-0.65%
Oregon (State of), Series 2022, VRD GO Bonds(a)	1.10%	06/01/2045	100	100,000
Oregon (State of) Facilities Authority (PeaceHealth), Series 2018 A, Ref. VRD RB, (LOC - U.S. Bank N.A.)(a)(b)	0.90%	08/01/2034	100	100,000
				200,000
Pennsylvania-4.82%
Delaware Valley Regional Finance Authority, Series 2022 E, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.65%	03/01/2052	195	195,000
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(c)	1.60%	12/01/2028	800	800,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.05%	11/01/2061	100	100,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.88%	12/01/2039	200	200,000
Philadelphia (City of), PA, Eighth Series 2009 C, Ref. VRD RB(a)	1.88%	08/01/2031	100	100,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(a)	1.05%	07/01/2054	100	100,000
				1,495,000
Rhode Island-0.64%
Rhode Island Health & Educational Building Corp., Series 2008 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.60%	11/15/2038	100	100,000
Rhode Island Health & Educational Building Corp., Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.65%	06/01/2035	100	100,000
				200,000
South Carolina-0.81%
South Carolina (State of) Housing Finance & Development Authority, Series 2020, VRD RB, (LOC - Federal Home Loan Bank)(a)(b)	1.93%	12/01/2058	110	110,000
South Carolina (State of) Jobs-Economic Development Authority, Series 2021, VRD RB, (LOC - United Fidelity Bank)(a)(b)	1.93%	05/01/2061	140	140,000
				250,000
South Dakota-0.42%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2004 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.90%	11/01/2034	130	130,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-1.61%
Public Building Authority of Blount County Tennessee (The), Series 2003, VRD RB(a)	2.18%	06/01/2029	$195	$195,000
Sevier (County of), TN Public Building Authority (The), Series 2004 6-A1, VRD RB(a)	2.18%	06/01/2029	155	155,000
Shelby (County of), TN, Series 2006 B, VRD GO Bonds(a)	1.90%	03/01/2031	150	150,000
				500,000
Texas-10.95%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	1.80%	08/01/2039	500	500,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.65%	10/01/2045	400	400,000
Houston (City of), TX, Series 2012, Ref. VRD RB(a)	1.90%	05/15/2034	275	275,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB(a)	1.90%	05/15/2034	500	500,000
Rockwall Independent School District, Series 2006, VRD GO Bonds, (CEP - Texas Permanent School Fund)(a)	1.83%	08/01/2037	150	150,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C1, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.40%	07/01/2047	160	160,000
Tennessee (State of), Series 2021, VRD GO Bonds(a)	1.75%	12/01/2051	275	275,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	1.40%	06/01/2046	1,010	1,010,000
Texas (State of), Series 2018, VRD GO Bonds(a)	1.75%	12/01/2049	125	125,000
				3,395,000
Utah-0.97%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014, VRD RB(a)	1.85%	05/15/2049	100	100,000
Utah (State of), Series 2008 B-1, VRD RB(a)	1.90%	10/01/2037	100	100,000
Utah (State of), Series 2008 B-2, VRD RB(a)	1.90%	10/01/2035	100	100,000
				300,000
Virginia-1.45%
Albemarle (County of), VA Economic Development Authority, Series 2018, Ref. VRD RB(a)	1.05%	10/01/2048	150	150,000
Fairfax (County of), VA Economic Development Authority (Vernon Ladies Association), Series 2007, VRD RB, (LOC - Truist Bank)(a)(b)	1.63%	06/01/2037	100	100,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	07/01/2052	100	100,000
Virginia (Commonwealth of) Small Business Financing Authority, Series 2008, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	07/01/2042	100	100,000
				450,000
Washington-1.32%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	1.65%	07/01/2032	100	100,000
Washington (State of) Housing Finance Commission, Series 2008, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.88%	04/01/2043	110	110,000
Washington (State of) Housing Finance Commission, Series 2018, VRD RB(a)	1.88%	12/01/2048	100	100,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments), Series 2017, VRD RB, (LOC - FHLB of San Francisco)(a)(b)	1.93%	11/01/2047	100	100,000
				410,000
West Virginia-0.35%
West Virginia (State of) Hospital Finance Authority (Cabell Hospital), Series 2008 A, Ref. VRD RB(a)	2.03%	01/01/2034	110	110,000
Wisconsin-2.26%
Appleton Redevelopment Authority, Series 2001, VRD RB, (LOC - Thrivent Finl Lutherans)(a)(b)	1.70%	06/01/2036	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2018, Ref. VRD RB(a)	1.05%	04/01/2048	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.65%	08/15/2034	200	200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Housing & Economic Development Authority, Series 2012 A, VRD RB(a)	1.88%	05/01/2055	$100	$100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	1.88%	03/01/2031	200	200,000
				700,000
TOTAL INVESTMENTS IN SECURITIES(d)-99.76% (Cost $30,935,000)				30,935,000
OTHER ASSETS LESS LIABILITIES-0.24%				75,759
NET ASSETS-100.00%				$31,010,759

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
FHLB	-Federal Home Loan Bank
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	12.53%
PNC Bank, N.A.	5.25%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.88%
Aerospace & Defense-2.28%
Boeing Co. (The)
5.15%, 05/01/2030	$145,000	$150,209
6.53%, 05/01/2034	130,000	145,799
General Dynamics Corp.
3.63%, 04/01/2030	160,000	158,376
2.25%, 06/01/2031	165,000	151,628
General Electric Co.
4.30%, 07/29/2030	160,000	162,591
6.75%, 03/15/2032	125,000	142,909
Howmet Aerospace, Inc.
3.00%, 01/15/2029	55,000	53,697
4.85%, 10/15/2031	40,000	41,534
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	75,000	74,954
5.75%, 01/15/2035	50,000	53,506
L3Harris Technologies, Inc.
4.40%, 06/15/2028	113,000	113,888
5.40%, 07/31/2033	100,000	105,386
Lockheed Martin Corp.
4.40%, 08/15/2030	190,000	193,559
3.90%, 06/15/2032	202,000	200,770
Northrop Grumman Corp.
3.25%, 01/15/2028	131,000	129,705
4.70%, 03/15/2033	130,000	132,847
RTX Corp.
4.13%, 11/16/2028	198,000	199,260
6.10%, 03/15/2034	180,000	199,078
Textron, Inc.
3.00%, 06/01/2030	60,000	57,511
5.50%, 05/15/2035	60,000	63,277
		2,530,484
Air Freight & Logistics-0.95%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	140,000	140,425
FedEx Corp.
3.10%, 08/05/2029	175,000	169,974
2.40%, 05/15/2031	200,000	183,950
GXO Logistics, Inc.
6.25%, 05/06/2029	50,000	52,798
6.50%, 05/06/2034	50,000	54,447
United Parcel Service, Inc.
4.45%, 04/01/2030	216,000	221,389
5.15%, 05/22/2034	215,000	226,459
		1,049,442
Automobile Components-0.28%
BorgWarner, Inc.
2.65%, 07/01/2027	75,000	73,680
5.40%, 08/15/2034	80,000	83,310
Lear Corp., 3.80%, 09/15/2027	155,000	154,684
		311,674
Automobiles-0.22%
PACCAR Financial Corp., 4.45%, 08/06/2027(b)	240,000	243,040
	Principal Amount	Value
Banks-5.53%
Bank of America Corp., 3.25%, 10/21/2027	$910,000	$903,344
Citigroup, Inc.
4.45%, 09/29/2027	380,000	382,403
6.63%, 06/15/2032(b)	365,000	406,768
Citizens Financial Group, Inc.
3.25%, 04/30/2030	130,000	125,075
2.64%, 09/30/2032	150,000	131,971
Fifth Third Bancorp, 2.55%, 05/05/2027	260,000	256,101
Huntington National Bank (The), 5.65%, 01/10/2030(b)	237,000	249,689
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	1,075,000	1,069,418
KeyBank N.A., 5.00%, 01/26/2033	134,000	135,625
KeyCorp, 2.55%, 10/01/2029	130,000	123,683
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(b)	460,000	436,409
Regions Financial Corp., 1.80%, 08/12/2028	250,000	236,803
Truist Financial Corp., 1.95%, 06/05/2030(b)	465,000	427,409
U.S. Bancorp, 1.38%, 07/22/2030(b)	542,000	485,411
Wachovia Corp., 5.50%, 08/01/2035(b)	370,000	384,676
Wells Fargo & Co., 4.15%, 01/24/2029	380,000	382,428
		6,137,213
Beverages-1.50%
Coca-Cola Co. (The)
1.45%, 06/01/2027	245,000	238,831
2.25%, 01/05/2032(b)	270,000	246,346
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	31,147
5.45%, 06/01/2034	45,000	47,842
Constellation Brands, Inc.
4.35%, 05/09/2027	85,000	85,427
2.25%, 08/01/2031	105,000	94,462
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	121,000	122,304
4.05%, 04/15/2032	115,000	112,010
Molson Coors Beverage Co., 3.00%, 07/15/2026	158,000	157,355
PepsiCo, Inc.
2.75%, 03/19/2030(b)	275,000	263,292
5.00%, 02/07/2035	255,000	264,179
		1,663,195
Biotechnology-1.61%
AbbVie, Inc.
3.20%, 11/21/2029	289,000	282,338
5.05%, 03/15/2034(b)	265,000	275,209
Amgen, Inc.
5.15%, 03/02/2028	195,000	199,751
5.25%, 03/02/2033	190,000	199,001
Biogen, Inc.
2.25%, 05/01/2030	125,000	115,983
5.75%, 05/15/2035	110,000	117,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
1.65%, 10/01/2030	$220,000	$198,954
4.60%, 09/01/2035	180,000	179,940
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	248,000	223,622
		1,792,138
Broadline Retail-0.96%
Amazon.com, Inc.
3.15%, 08/22/2027	445,000	442,421
2.10%, 05/12/2031(b)	495,000	450,969
eBay, Inc.
2.70%, 03/11/2030	90,000	85,370
2.60%, 05/10/2031	100,000	92,256
		1,071,016
Building Products-0.89%
Carlisle Cos., Inc.
2.75%, 03/01/2030	55,000	52,280
2.20%, 03/01/2032	50,000	44,256
Carrier Global Corp.
2.72%, 02/15/2030	95,000	90,312
5.90%, 03/15/2034	95,000	102,813
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	63,000	61,190
5.88%, 06/01/2033	40,000	42,911
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
1.75%, 09/15/2030	135,000	122,475
4.90%, 12/01/2032	110,000	113,167
Lennox International, Inc., 5.50%, 09/15/2028	90,000	93,172
Masco Corp., 2.00%, 02/15/2031	145,000	130,419
Owens Corning
5.50%, 06/15/2027	70,000	71,305
5.70%, 06/15/2034	60,000	63,668
		987,968
Capital Markets-3.77%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	111,000	110,447
4.50%, 05/13/2032	130,000	131,473
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	181,000	176,936
1.80%, 07/28/2031	200,000	178,174
BlackRock, Inc.
1.90%, 01/28/2031	180,000	163,804
4.75%, 05/25/2033	170,000	175,327
Charles Schwab Corp. (The)
2.00%, 03/20/2028	190,000	183,608
2.90%, 03/03/2032	220,000	203,687
CME Group, Inc.
3.75%, 06/15/2028	140,000	140,065
2.65%, 03/15/2032	155,000	143,407
Franklin Resources, Inc., 1.60%, 10/30/2030	190,000	170,950
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030	345,000	341,753
6.13%, 02/15/2033(b)	300,000	329,140
	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	$80,000	$78,715
6.20%, 04/14/2034	80,000	83,699
Morgan Stanley
3.63%, 01/20/2027	307,000	306,542
7.25%, 04/01/2032(b)	250,000	289,260
MSCI, Inc., 3.25%, 08/15/2033(c)	125,000	111,479
Nasdaq, Inc.
1.65%, 01/15/2031	95,000	84,765
5.55%, 02/15/2034	70,000	73,799
Northern Trust Corp.
1.95%, 05/01/2030	135,000	124,742
6.13%, 11/02/2032	100,000	109,589
Raymond James Financial, Inc.
4.65%, 04/01/2030	80,000	81,869
4.90%, 09/11/2035	90,000	89,891
State Street Corp.
2.40%, 01/24/2030	155,000	147,397
2.20%, 03/03/2031	175,000	159,386
		4,189,904
Chemicals-2.88%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	119,000	110,371
4.85%, 02/08/2034	120,000	123,232
Albemarle Corp.
4.65%, 06/01/2027	65,000	65,495
5.05%, 06/01/2032	65,000	66,223
CF Industries, Inc., 5.15%, 03/15/2034	160,000	163,079
Dow Chemical Co. (The)
2.10%, 11/15/2030	180,000	160,532
5.65%, 03/15/2036	170,000	170,450
DuPont de Nemours, Inc., 4.73%, 11/15/2028	265,000	269,182
Eastman Chemical Co.
4.50%, 12/01/2028	75,000	75,887
5.75%, 03/08/2033	80,000	85,109
Ecolab, Inc.
4.80%, 03/24/2030	85,000	87,598
2.13%, 02/01/2032	115,000	103,228
EIDP, Inc.
2.30%, 07/15/2030	95,000	88,950
4.80%, 05/15/2033	90,000	91,136
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	185,000	168,820
Linde, Inc., 1.10%, 08/10/2030(b)	400,000	356,196
LYB International Finance III LLC
2.25%, 10/01/2030	165,000	149,188
5.50%, 03/01/2034	150,000	151,240
Mosaic Co. (The)
4.05%, 11/15/2027	80,000	80,113
5.45%, 11/15/2033	80,000	83,097
PPG Industries, Inc., 3.75%, 03/15/2028	186,000	185,931
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	100,000	96,679
2.20%, 03/15/2032	120,000	106,563
Westlake Corp., 5.55%, 11/15/2035	160,000	162,545
		3,200,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-0.78%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	$85,000	$84,130
3.57%, 12/01/2031	110,000	102,445
Cintas Corp. No. 2
3.70%, 04/01/2027	63,000	62,959
4.00%, 05/01/2032	75,000	74,428
Republic Services, Inc.
3.95%, 05/15/2028	94,000	94,325
1.75%, 02/15/2032	122,000	106,648
Veralto Corp.
5.35%, 09/18/2028	55,000	56,812
5.45%, 09/18/2033	50,000	52,706
Waste Management, Inc.
3.15%, 11/15/2027	110,000	109,160
1.50%, 03/15/2031	135,000	119,592
		863,205
Communications Equipment-0.59%
Cisco Systems, Inc.
2.50%, 09/20/2026(b)	234,000	232,463
5.05%, 02/26/2034	240,000	249,181
Motorola Solutions, Inc.
4.60%, 05/23/2029	88,000	89,395
5.40%, 04/15/2034	80,000	83,655
		654,694
Construction & Engineering-0.24%
MasTec, Inc., 5.90%, 06/15/2029	115,000	120,725
Quanta Services, Inc.
2.90%, 10/01/2030	75,000	70,973
5.25%, 08/09/2034	70,000	72,559
		264,257
Construction Materials-0.30%
Eagle Materials, Inc., 2.50%, 07/01/2031	85,000	77,924
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	155,000	141,100
Vulcan Materials Co.
3.50%, 06/01/2030	60,000	58,707
5.35%, 12/01/2034	50,000	52,250
		329,981
Consumer Finance-1.41%
Ally Financial, Inc.
2.20%, 11/02/2028	140,000	133,299
8.00%, 11/01/2031	105,000	119,204
American Express Co., 4.05%, 05/03/2029	390,000	393,412
Capital One Financial Corp.
3.80%, 01/31/2028	215,000	214,463
6.70%, 11/29/2032	185,000	205,941
General Motors Financial Co., Inc.
5.80%, 01/07/2029(b)	230,000	240,250
3.10%, 01/12/2032	275,000	254,391
		1,560,960
Consumer Staples Distribution & Retail-2.56%
Costco Wholesale Corp.
1.60%, 04/20/2030	255,000	233,510
1.75%, 04/20/2032(b)	280,000	246,334
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Dollar General Corp.
3.50%, 04/03/2030	$120,000	$116,821
5.45%, 07/05/2033	112,000	117,761
Dollar Tree, Inc.
4.20%, 05/15/2028	107,000	107,455
2.65%, 12/01/2031	120,000	109,705
Kroger Co. (The)
4.50%, 01/15/2029	180,000	183,166
5.00%, 09/15/2034	185,000	188,167
Sysco Corp.
5.95%, 04/01/2030	125,000	133,092
5.40%, 03/23/2035	140,000	146,299
Target Corp.
3.38%, 04/15/2029	185,000	183,062
4.50%, 09/15/2032	195,000	199,583
Walmart, Inc.
3.70%, 06/26/2028	435,000	436,214
1.80%, 09/22/2031(b)	485,000	437,477
		2,838,646
Containers & Packaging-0.58%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	91,000	90,915
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	100,000	92,484
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	52,030
2.25%, 02/15/2032	65,000	57,933
Packaging Corp. of America
3.00%, 12/15/2029	75,000	72,364
5.20%, 08/15/2035	70,000	71,801
Sealed Air Corp., 1.57%, 10/15/2026(c)	105,000	103,558
Sonoco Products Co.
3.13%, 05/01/2030	45,000	43,053
5.00%, 09/01/2034	60,000	60,615
		644,753
Distributors-0.28%
Genuine Parts Co.
1.88%, 11/01/2030	110,000	97,121
2.75%, 02/01/2032	110,000	97,642
LKQ Corp.
5.75%, 06/15/2028	55,000	56,496
6.25%, 06/15/2033	55,000	58,308
		309,567
Diversified REITs-0.60%
American Assets Trust L.P.
3.38%, 02/01/2031	30,000	27,640
6.15%, 10/01/2034	30,000	30,763
CubeSmart L.P.
2.25%, 12/15/2028	45,000	42,901
2.50%, 02/15/2032	65,000	58,384
Digital Realty Trust L.P., 3.60%, 07/01/2029	230,000	227,149
VICI Properties L.P.
4.75%, 02/15/2028	75,000	75,771
5.13%, 05/15/2032	70,000	71,030
W.P. Carey, Inc., 2.40%, 02/01/2031	145,000	132,388
		666,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-1.29%
AT&T, Inc.
4.30%, 02/15/2030	$354,000	$357,431
2.55%, 12/01/2033	420,000	364,396
Verizon Communications, Inc.
4.33%, 09/21/2028(b)	340,000	343,700
2.36%, 03/15/2032	416,000	371,587
		1,437,114
Electric Utilities-5.39%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	156,000	143,889
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	85,000	90,577
American Electric Power Co., Inc., 5.63%, 03/01/2033	130,000	137,940
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	130,000	118,996
Arizona Public Service Co., 5.55%, 08/01/2033	140,000	147,430
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	430,000	425,958
CenterPoint Energy Houston Electric LLC, Series AQ, 4.95%, 08/15/2035	90,000	91,513
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	125,000	115,260
Series D, 4.00%, 12/01/2028	125,000	125,916
Constellation Energy Generation LLC
5.60%, 03/01/2028	95,000	98,013
5.80%, 03/01/2033	90,000	96,557
Duke Energy Corp.
2.65%, 09/01/2026	196,000	194,747
2.55%, 06/15/2031	235,000	216,363
Entergy Corp., 1.90%, 06/15/2028	130,000	124,259
Entergy Louisiana LLC, 4.00%, 03/15/2033	120,000	116,896
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	70,000	72,086
Evergy, Inc., 2.90%, 09/15/2029	81,000	77,887
Eversource Energy, 3.38%, 03/01/2032	110,000	103,212
Exelon Corp.
4.05%, 04/15/2030	140,000	139,641
5.30%, 03/15/2033	140,000	146,828
Florida Power & Light Co., 2.45%, 02/03/2032	200,000	182,713
Interstate Power and Light Co., 4.10%, 09/26/2028	75,000	75,347
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	105,000	105,406
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	196,000	181,948
NRG Energy, Inc., 7.00%, 03/15/2033(c)	80,000	89,079
Pacific Gas and Electric Co.
4.55%, 07/01/2030	145,000	145,731
6.40%, 06/15/2033	140,000	152,578
PacifiCorp, 5.45%, 02/15/2034	420,000	431,602
PPL Capital Funding, Inc., 3.10%, 05/15/2026	115,000	114,776
PPL Electric Utilities Corp., 5.00%, 05/15/2033	110,000	113,788
Public Service Co. of Colorado, 1.88%, 06/15/2031	140,000	124,715
	Principal Amount	Value
Electric Utilities-(continued)
San Diego Gas & Electric Co.
5.40%, 04/15/2035	$130,000	$135,522
Series VVV, 1.70%, 10/01/2030	155,000	139,660
Southern California Edison Co.
5.25%, 03/15/2030	125,000	129,225
5.95%, 11/01/2032	125,000	133,961
Southern Co. (The)
5.70%, 03/15/2034	170,000	180,875
Series A, 3.70%, 04/30/2030	182,000	179,303
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	90,000	89,697
6.95%, 10/15/2033(c)	80,000	89,735
Wisconsin Electric Power Co.
4.15%, 10/15/2030	110,000	110,680
4.75%, 09/30/2032	105,000	108,279
Wisconsin Power and Light Co., 3.95%, 09/01/2032	75,000	73,285
Xcel Energy, Inc., 4.00%, 06/15/2028	110,000	110,262
		5,982,135
Electrical Equipment-0.29%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	90,000	81,906
Emerson Electric Co.
0.88%, 10/15/2026	125,000	122,831
2.20%, 12/21/2031	135,000	122,596
		327,333
Electronic Equipment, Instruments & Components-1.31%
Amphenol Corp.
2.80%, 02/15/2030	95,000	90,944
5.00%, 01/15/2035	80,000	82,121
Arrow Electronics, Inc.
3.88%, 01/12/2028	98,000	97,528
2.95%, 02/15/2032	115,000	104,166
Avnet, Inc., 4.63%, 04/15/2026	150,000	149,996
Flex Ltd.
4.88%, 06/15/2029	95,000	96,808
5.25%, 01/15/2032	75,000	77,025
Jabil, Inc.
3.00%, 01/15/2031(b)	185,000	173,601
4.75%, 02/01/2033	90,000	89,698
Keysight Technologies, Inc.
3.00%, 10/30/2029	60,000	58,027
4.95%, 10/15/2034	55,000	56,094
TD SYNNEX Corp.
1.75%, 08/09/2026	100,000	98,930
6.10%, 04/12/2034	80,000	84,840
Teledyne Technologies, Inc.
2.25%, 04/01/2028	55,000	53,225
2.75%, 04/01/2031	50,000	46,779
Trimble, Inc.
4.90%, 06/15/2028	45,000	45,432
6.10%, 03/15/2033	45,000	47,969
		1,453,183
Energy Equipment & Services-0.61%
Halliburton Co.
2.92%, 03/01/2030	105,000	100,638
4.85%, 11/15/2035	100,000	100,022
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Helmerich & Payne, Inc., 2.90%, 09/29/2031	$115,000	$105,304
NOV, Inc., 3.60%, 12/01/2029	93,000	91,286
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	280,000	280,314
		677,564
Entertainment-0.88%
Electronic Arts, Inc., 1.85%, 02/15/2031	150,000	141,845
Netflix, Inc.
4.88%, 06/15/2030(c)	165,000	170,052
4.90%, 08/15/2034	160,000	165,086
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,864
4.00%, 04/14/2032	61,000	59,558
Walt Disney Co. (The)
2.65%, 01/13/2031	200,000	189,475
6.20%, 12/15/2034	180,000	203,578
		980,458
Financial Services-2.69%
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	245,000	268,116
Block Financial LLC, 3.88%, 08/15/2030	105,000	99,974
Corebridge Financial, Inc.
3.65%, 04/05/2027	150,000	149,256
3.90%, 04/05/2032	160,000	152,036
Enact Holdings, Inc., 6.25%, 05/28/2029	75,000	78,736
Equitable Holdings, Inc.
4.35%, 04/20/2028	121,000	121,673
5.59%, 01/11/2033	119,000	124,029
Essent Group Ltd., 6.25%, 07/01/2029	70,000	73,691
Fidelity National Information Services, Inc.
2.25%, 03/01/2031(b)	125,000	112,848
5.10%, 07/15/2032	120,000	122,164
Fiserv, Inc.
3.50%, 07/01/2029	123,000	119,510
5.63%, 08/21/2033	125,000	129,422
Global Payments, Inc.
3.20%, 08/15/2029	93,000	89,263
5.55%, 11/15/2035	95,000	94,545
LPL Holdings, Inc.
6.75%, 11/17/2028	55,000	58,347
6.00%, 05/20/2034	55,000	57,339
Mastercard, Inc.
3.35%, 03/26/2030	155,000	152,382
4.35%, 01/15/2032	150,000	152,099
PayPal Holdings, Inc.
2.85%, 10/01/2029	120,000	115,672
4.40%, 06/01/2032	125,000	125,194
Radian Group, Inc., 6.20%, 05/15/2029	80,000	84,030
TPG Operating Group II L.P., 5.88%, 03/05/2034	110,000	113,970
Visa, Inc.
2.05%, 04/15/2030(b)	205,000	191,674
4.15%, 12/14/2035	200,000	195,779
		2,981,749
	Principal Amount	Value
Food Products-2.60%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	$170,000	$165,581
2.90%, 03/01/2032	165,000	153,528
Bunge Ltd. Finance Corp.
4.20%, 09/17/2029	130,000	130,876
2.75%, 05/14/2031	130,000	121,003
Campbell’s Co. (The)
2.38%, 04/24/2030	75,000	69,485
5.40%, 03/21/2034	80,000	81,789
Conagra Brands, Inc.
4.85%, 11/01/2028	95,000	96,367
5.75%, 08/01/2035	90,000	92,843
Flowers Foods, Inc., 2.40%, 03/15/2031	105,000	92,435
General Mills, Inc.
4.20%, 04/17/2028	126,000	126,518
4.95%, 03/29/2033	130,000	132,973
Hershey Co. (The)
2.30%, 08/15/2026	98,000	97,374
5.10%, 02/24/2035	80,000	83,905
Hormel Foods Corp., 1.80%, 06/11/2030	175,000	159,749
Ingredion, Inc., 2.90%, 06/01/2030	120,000	114,644
J.M. Smucker Co. (The), 6.20%, 11/15/2033	80,000	87,813
JM Smucker Co. (The), 2.38%, 03/15/2030	75,000	70,254
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	157,000	156,628
5.00%, 07/15/2035	145,000	145,591
McCormick & Co., Inc.
1.85%, 02/15/2031	75,000	67,066
4.70%, 10/15/2034	70,000	70,012
Mondelez International, Inc.
2.75%, 04/13/2030	151,000	143,313
3.00%, 03/17/2032	170,000	157,883
Tyson Foods, Inc.
4.35%, 03/01/2029	125,000	126,214
4.88%, 08/15/2034	135,000	137,024
		2,880,868
Gas Utilities-0.38%
Atmos Energy Corp.
1.50%, 01/15/2031	80,000	71,300
5.90%, 11/15/2033	70,000	76,615
National Fuel Gas Co.
2.95%, 03/01/2031	50,000	46,483
5.95%, 03/15/2035	50,000	53,290
ONE Gas, Inc., 5.10%, 04/01/2029	70,000	72,431
Southwest Gas Corp., 4.05%, 03/15/2032	105,000	102,866
		422,985
Ground Transportation-1.16%
CSX Corp.
4.25%, 03/15/2029	120,000	121,624
4.10%, 11/15/2032	120,000	119,688
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	120,000	123,378
Norfolk Southern Corp.
5.05%, 08/01/2030	105,000	109,278
3.00%, 03/15/2032	130,000	121,556
Ryder System, Inc.
5.25%, 06/01/2028	75,000	77,068
6.60%, 12/01/2033	60,000	67,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Uber Technologies, Inc.
4.30%, 01/15/2030	$85,000	$85,520
4.80%, 09/15/2034	90,000	90,309
Union Pacific Corp.
3.95%, 09/10/2028	184,000	184,918
2.80%, 02/14/2032	195,000	181,539
		1,282,641
Health Care Equipment & Supplies-1.88%
Abbott Laboratories, 3.75%, 11/30/2026(b)	347,000	347,079
Baxter International, Inc.
1.92%, 02/01/2027	90,000	88,252
2.54%, 02/01/2032	95,000	83,144
Becton, Dickinson and Co., 1.96%, 02/11/2031	135,000	121,416
Boston Scientific Corp., 2.65%, 06/01/2030	195,000	184,556
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	100,000	93,840
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	276,000	263,416
Edwards Lifesciences Corp., 4.30%, 06/15/2028	122,000	122,810
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	77,085
5.91%, 11/22/2032	75,000	81,270
Solventum Corp.
5.40%, 03/01/2029	60,000	62,229
5.60%, 03/23/2034	70,000	73,217
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	120,000	111,615
Stryker Corp.
1.95%, 06/15/2030	130,000	119,472
5.20%, 02/10/2035	110,000	114,253
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	70,000	72,557
2.60%, 11/24/2031	80,000	73,207
		2,089,418
Health Care Providers & Services-4.11%
Cardinal Health, Inc.
3.41%, 06/15/2027	194,000	192,937
5.45%, 02/15/2034	181,000	190,447
Cencora, Inc.
3.45%, 12/15/2027	214,000	212,494
2.70%, 03/15/2031	240,000	223,722
Cigna Group (The)
4.38%, 10/15/2028	224,000	226,373
2.38%, 03/15/2031(b)	265,000	242,971
CVS Health Corp.
4.30%, 03/25/2028	290,000	291,841
5.25%, 02/21/2033(b)	315,000	327,281
Elevance Health, Inc.
2.25%, 05/15/2030	235,000	217,794
5.20%, 02/15/2035	200,000	205,720
HCA, Inc.
3.50%, 09/01/2030	180,000	174,428
3.63%, 03/15/2032	170,000	162,031
Humana, Inc.
1.35%, 02/03/2027	140,000	136,582
2.15%, 02/03/2032	155,000	135,350
	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	$75,000	$72,180
4.80%, 10/01/2034	85,000	85,338
McKesson Corp.
1.30%, 08/15/2026	246,000	243,155
5.10%, 07/15/2033	215,000	224,740
Quest Diagnostics, Inc.
2.95%, 06/30/2030	85,000	81,078
5.00%, 12/15/2034	80,000	81,975
UnitedHealth Group, Inc.
2.00%, 05/15/2030	370,000	341,345
5.35%, 02/15/2033(b)	330,000	346,565
Universal Health Services, Inc.
2.65%, 10/15/2030	80,000	73,663
5.05%, 10/15/2034	70,000	69,621
		4,559,631
Health Care REITs-0.84%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	80,000	81,660
2.00%, 05/18/2032	85,000	73,116
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	56,000	55,781
2.00%, 03/15/2031	60,000	53,199
Healthpeak OP LLC
3.25%, 07/15/2026	67,000	66,820
5.25%, 12/15/2032	70,000	72,399
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	45,000	42,489
3.25%, 04/15/2033	50,000	45,171
Sabra Health Care L.P., 3.20%, 12/01/2031	70,000	64,775
Ventas Realty L.P.
4.40%, 01/15/2029	79,000	79,799
2.50%, 09/01/2031	94,000	85,575
Welltower OP LLC
3.10%, 01/15/2030	110,000	106,396
2.80%, 06/01/2031	110,000	103,109
		930,289
Hotel & Resort REITs-0.10%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	60,000	61,227
Series H, 3.38%, 12/15/2029	54,000	52,340
		113,567
Hotels, Restaurants & Leisure-1.58%
Booking Holdings, Inc., 3.55%, 03/15/2028	190,000	188,899
Carnival Corp., 4.00%, 08/01/2028(c)	150,000	149,050
Choice Hotels International, Inc., 5.85%, 08/01/2034	55,000	57,073
Darden Restaurants, Inc.
3.85%, 05/01/2027	74,000	73,902
6.30%, 10/10/2033	90,000	99,024
Expedia Group, Inc.
3.80%, 02/15/2028	63,000	62,715
5.40%, 02/15/2035	50,000	50,544
Hyatt Hotels Corp.
5.75%, 01/30/2027	30,000	30,414
5.75%, 03/30/2032	40,000	42,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc.
5.35%, 03/15/2035	$70,000	$72,743
Series FF, 4.63%, 06/15/2030	85,000	86,662
McDonald’s Corp.
3.60%, 07/01/2030	200,000	197,834
4.95%, 03/03/2035	200,000	205,094
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	70,000	71,557
6.00%, 02/01/2033(c)	70,000	72,530
Starbucks Corp.
2.55%, 11/15/2030	155,000	144,917
3.00%, 02/14/2032	160,000	149,440
		1,754,662
Household Durables-1.14%
D.R. Horton, Inc.
1.40%, 10/15/2027	115,000	110,769
5.00%, 10/15/2034	110,000	112,801
Leggett & Platt, Inc., 4.40%, 03/15/2029	105,000	104,627
Lennar Corp., 4.75%, 11/29/2027	205,000	206,921
Meritage Homes Corp., 5.65%, 03/15/2035	85,000	87,731
Mohawk Industries, Inc., 3.63%, 05/15/2030	150,000	146,764
NVR, Inc., 3.00%, 05/15/2030	150,000	143,584
Toll Brothers Finance Corp., 5.60%, 06/15/2035(b)	110,000	116,467
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/09/2031	50,000	50,898
2.50%, 02/04/2032	205,000	186,671
		1,267,233
Household Products-1.24%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	105,000	113,227
Clorox Co. (The)
3.90%, 05/15/2028	85,000	85,092
4.60%, 05/01/2032	85,000	86,362
Colgate-Palmolive Co.
4.20%, 05/01/2030	130,000	132,043
3.25%, 08/15/2032	130,000	124,566
Kimberly-Clark Corp.
3.20%, 04/25/2029	137,000	134,777
2.00%, 11/02/2031	145,000	131,450
Procter & Gamble Co. (The)
3.00%, 03/25/2030	280,000	272,431
1.95%, 04/23/2031	320,000	292,877
		1,372,825
Independent Power and Renewable Electricity Producers-0.28%
AES Corp. (The)
2.45%, 01/15/2031	110,000	102,051
5.80%, 03/15/2032	90,000	94,051
NSTAR Electric Co., 3.20%, 05/15/2027	113,000	112,326
		308,428
Industrial Conglomerates-0.84%
3M Co.
2.38%, 08/26/2029	175,000	166,276
5.15%, 03/15/2035	160,000	165,632
	Principal Amount	Value
Industrial Conglomerates-(continued)
Eaton Corp.
3.10%, 09/15/2027	$124,000	$122,988
4.00%, 11/02/2032	135,000	134,173
Honeywell International, Inc.
2.50%, 11/01/2026	168,000	166,663
1.75%, 09/01/2031	200,000	177,218
		932,950
Insurance-6.22%
Aflac, Inc., 3.60%, 04/01/2030	275,000	271,001
Allstate Corp. (The)
1.45%, 12/15/2030	180,000	158,918
5.25%, 03/30/2033	140,000	146,312
American International Group, Inc.
4.85%, 05/07/2030	210,000	215,597
5.13%, 03/27/2033	205,000	211,395
Aon Corp., 2.80%, 05/15/2030	100,000	94,820
Aon North America, Inc., 5.45%, 03/01/2034	100,000	104,368
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	85,000	87,107
5.15%, 02/15/2035	80,000	81,136
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	215,000	217,211
Brown & Brown, Inc.
4.90%, 06/23/2030	60,000	61,025
2.38%, 03/15/2031	60,000	53,945
Chubb INA Holdings LLC
1.38%, 09/15/2030	200,000	178,530
5.00%, 03/15/2034	170,000	175,042
CNA Financial Corp.
3.90%, 05/01/2029	113,000	112,255
5.13%, 02/15/2034	101,000	102,653
CNO Financial Group, Inc.
5.25%, 05/30/2029	53,000	53,855
6.45%, 06/15/2034	55,000	57,383
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	135,000	128,570
Fidelity National Financial, Inc., 3.40%, 06/15/2030	195,000	185,781
First American Financial Corp., 2.40%, 08/15/2031	160,000	141,111
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	235,000	222,994
Globe Life, Inc., 4.55%, 09/15/2028	111,000	111,964
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	100,000	102,236
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	244,000	234,993
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	255,000	254,548
Lincoln National Corp.
3.40%, 01/15/2031	145,000	136,558
5.35%, 11/15/2035	145,000	141,673
Loews Corp.
3.20%, 05/15/2030	180,000	173,777
4.94%, 04/01/2036	90,000	89,824
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	123,000	124,336
5.00%, 03/15/2035	130,000	132,409
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
4.55%, 03/23/2030(b)	$225,000	$230,298
5.70%, 06/15/2035(b)	220,000	235,194
Old Republic International Corp., 3.88%, 08/26/2026	189,000	188,895
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(c)	170,000	178,995
Primerica, Inc., 2.80%, 11/19/2031	105,000	96,241
Principal Financial Group, Inc., 2.13%, 06/15/2030	307,000	281,425
Progressive Corp. (The)
4.00%, 03/01/2029	155,000	155,798
3.00%, 03/15/2032	170,000	157,840
Prudential Financial, Inc., 5.20%, 03/14/2035	220,000	225,511
RGA Global Funding
5.50%, 01/11/2031(c)	85,000	88,981
5.00%, 08/25/2032(c)	80,000	81,462
Travelers Property Casualty Corp., 6.38%, 03/15/2033(b)	240,000	272,122
Willis North America, Inc.
2.95%, 09/15/2029	80,000	76,489
5.35%, 05/15/2033	70,000	72,133
		6,904,711
Interactive Media & Services-1.33%
Alphabet, Inc.
1.10%, 08/15/2030(b)	490,000	436,790
4.50%, 05/15/2035(b)	415,000	417,876
Meta Platforms, Inc.
3.50%, 08/15/2027	310,000	309,816
4.88%, 11/15/2035	310,000	313,204
		1,477,686
IT Services-0.63%
Amdocs Ltd., 2.54%, 06/15/2030	113,000	103,226
DXC Technology Co., 2.38%, 09/15/2028(b)	163,000	153,818
International Business Machines Corp., 3.50%, 05/15/2029	240,000	236,676
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	71,000	69,918
3.15%, 10/15/2031	75,000	63,728
VeriSign, Inc., 2.70%, 06/15/2031	75,000	68,298
		695,664
Leisure Products-0.41%
Brunswick Corp., 2.40%, 08/18/2031	110,000	97,790
Hasbro, Inc.
3.90%, 11/19/2029	63,000	62,484
6.05%, 05/14/2034	67,000	71,966
Mattel, Inc., 5.00%, 11/17/2030	110,000	111,721
Polaris, Inc., 6.95%, 03/15/2029	110,000	116,714
		460,675
Life Sciences Tools & Services-0.79%
Agilent Technologies, Inc.
2.75%, 09/15/2029	57,000	54,644
2.30%, 03/12/2031	75,000	68,518
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	103,000	98,213
	Principal Amount	Value
Life Sciences Tools & Services-(continued)
Illumina, Inc.
5.75%, 12/13/2027	$40,000	$41,196
2.55%, 03/23/2031	55,000	50,512
IQVIA, Inc., 6.25%, 02/01/2029	170,000	178,773
Revvity, Inc.
3.30%, 09/15/2029	38,000	36,880
2.25%, 09/15/2031	65,000	57,926
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	136,000	138,418
2.00%, 10/15/2031(b)	170,000	152,997
		878,077
Machinery-2.50%
AGCO Corp., 5.80%, 03/21/2034	140,000	148,005
Caterpillar, Inc.
2.60%, 04/09/2030	195,000	186,122
5.20%, 05/15/2035	180,000	188,637
CNH Industrial N.V., 3.85%, 11/15/2027	200,000	199,853
Cummins, Inc.
1.50%, 09/01/2030	125,000	112,922
5.30%, 05/09/2035	110,000	115,411
Flowserve Corp.
3.50%, 10/01/2030	40,000	38,621
2.80%, 01/15/2032	40,000	36,365
Fortive Corp., 3.15%, 06/15/2026	117,000	116,597
IDEX Corp.
3.00%, 05/01/2030	40,000	38,286
2.63%, 06/15/2031	50,000	45,993
Illinois Tool Works, Inc., 2.65%, 11/15/2026	244,000	242,418
Ingersoll Rand, Inc.
5.40%, 08/14/2028	50,000	51,729
5.70%, 08/14/2033	60,000	64,227
John Deere Capital Corp.
4.95%, 07/14/2028	150,000	154,270
5.10%, 04/11/2034	155,000	162,025
Nordson Corp.
4.50%, 12/15/2029	30,000	30,433
5.80%, 09/15/2033	50,000	53,482
Otis Worldwide Corp.
2.57%, 02/15/2030	95,000	89,790
5.13%, 11/19/2031	80,000	83,747
Parker-Hannifin Corp.
3.25%, 06/14/2029	102,000	100,037
4.20%, 11/21/2034	95,000	93,851
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	91,000	84,420
3.00%, 05/15/2032	95,000	87,350
Wabtec Corp.
3.45%, 11/15/2026	52,000	51,825
5.61%, 03/11/2034	75,000	79,562
Xylem, Inc., 2.25%, 01/30/2031	130,000	119,067
		2,775,045
Marine Transportation-0.07%
Kirby Corp., 4.20%, 03/01/2028	83,000	83,298
Media-0.81%
Comcast Corp.
4.15%, 10/15/2028	256,000	257,891
4.25%, 01/15/2033	280,000	277,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Media-(continued)
Fox Corp.
4.71%, 01/25/2029	$90,000	$91,394
6.50%, 10/13/2033	85,000	93,322
Omnicom Group, Inc., 2.60%, 08/01/2031	110,000	100,283
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	83,000	82,987
		903,305
Metals & Mining-1.17%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(b)	225,000	235,528
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	210,000	221,975
Nucor Corp.
3.95%, 05/01/2028	124,000	124,489
3.13%, 04/01/2032	135,000	127,075
Reliance, Inc., 2.15%, 08/15/2030	160,000	146,560
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	225,000	268,287
Steel Dynamics, Inc.
3.45%, 04/15/2030	81,000	78,833
5.25%, 05/15/2035	90,000	92,530
		1,295,277
Multi-Utilities-1.26%
Ameren Corp.
3.50%, 01/15/2031	95,000	92,214
5.38%, 03/15/2035	80,000	82,644
CenterPoint Energy, Inc., 1.45%, 06/01/2026	100,000	99,361
Consumers Energy Co.
4.90%, 02/15/2029	80,000	82,321
4.63%, 05/15/2033	85,000	86,302
Dominion Energy, Inc.
Series C, 3.38%, 04/01/2030	155,000	150,847
Series C, 2.25%, 08/15/2031	170,000	153,546
DTE Electric Co., Series C, 2.63%, 03/01/2031	105,000	98,544
DTE Energy Co., 5.85%, 06/01/2034	100,000	107,594
NiSource, Inc.
3.60%, 05/01/2030	75,000	73,601
5.35%, 04/01/2034	80,000	83,542
NorthWestern Corp., 5.07%, 03/21/2030(c)	72,000	74,315
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	105,000	108,576
2.45%, 11/15/2031	115,000	104,287
		1,397,694
Office REITs-0.40%
Boston Properties L.P.
3.25%, 01/30/2031	90,000	84,805
5.75%, 01/15/2035	80,000	81,531
COPT Defense Properties L.P., 2.75%, 04/15/2031	95,000	87,806
Cousins Properties L.P.
5.25%, 07/15/2030	30,000	31,015
5.88%, 10/01/2034	60,000	62,881
Kilroy Realty L.P., 3.05%, 02/15/2030	103,000	96,015
		444,053
	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.49%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	$110,000	$108,521
Cheniere Energy, Inc., 5.65%, 04/15/2034	100,000	105,192
Chevron Corp., 2.24%, 05/11/2030(b)	400,000	374,938
Chevron USA, Inc., 4.98%, 04/15/2035	350,000	363,431
ConocoPhillips Co.
6.95%, 04/15/2029	185,000	201,831
5.05%, 09/15/2033	210,000	218,667
Coterra Energy, Inc.
3.90%, 05/15/2027	85,000	84,938
5.60%, 03/15/2034	80,000	83,897
Devon Energy Corp., 7.88%, 09/30/2031	210,000	246,365
Diamondback Energy, Inc.
3.50%, 12/01/2029	85,000	83,233
5.40%, 04/18/2034	95,000	98,821
EOG Resources, Inc.
4.38%, 04/15/2030	170,000	172,510
3.90%, 04/01/2035	180,000	170,281
EQT Corp.
7.00%, 02/01/2030	66,000	72,301
5.75%, 02/01/2034	65,000	68,880
Expand Energy Corp., 5.70%, 01/15/2035	160,000	167,606
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	925,000	878,742
HF Sinclair Corp.
5.75%, 01/15/2031	80,000	83,060
6.25%, 01/15/2035	90,000	94,794
Kinder Morgan, Inc.
4.30%, 03/01/2028	150,000	151,265
5.20%, 06/01/2033	150,000	156,573
Marathon Petroleum Corp.
5.15%, 03/01/2030	205,000	212,511
5.70%, 03/01/2035(b)	205,000	216,006
ONEOK, Inc.
4.55%, 07/15/2028	131,000	132,463
5.05%, 11/01/2034	135,000	135,538
Ovintiv, Inc.
5.65%, 05/15/2028	80,000	82,884
7.38%, 11/01/2031	85,000	96,138
Phillips 66
2.15%, 12/15/2030	220,000	200,715
4.65%, 11/15/2034	190,000	188,758
Targa Resources Corp.
5.20%, 07/01/2027	80,000	81,305
5.50%, 02/15/2035	80,000	82,819
Valero Energy Corp.
2.15%, 09/15/2027	225,000	219,274
7.50%, 04/15/2032	176,000	204,411
Williams Cos., Inc. (The)
3.75%, 06/15/2027	125,000	124,784
2.60%, 03/15/2031	145,000	134,219
		6,097,671
Passenger Airlines-0.60%
Delta Air Lines, Inc., 4.95%, 07/10/2028	245,000	249,129
Southwest Airlines Co.
5.13%, 06/15/2027	75,000	75,901
5.25%, 11/15/2035	80,000	79,379
United AirLines, Inc., 4.63%, 04/15/2029(c)	260,000	259,977
		664,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	$118,000	$111,593
4.65%, 05/15/2033	100,000	101,630
Kenvue, Inc.
5.05%, 03/22/2028	80,000	81,942
4.90%, 03/22/2033	88,000	90,929
		386,094
Pharmaceuticals-2.52%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029(b)	224,000	220,912
5.20%, 02/22/2034	200,000	209,398
Eli Lilly and Co.
3.38%, 03/15/2029	181,000	179,365
4.70%, 02/09/2034	170,000	173,989
Johnson & Johnson
1.30%, 09/01/2030(b)	360,000	325,226
5.00%, 03/01/2035(b)	295,000	310,661
Merck & Co., Inc.
3.40%, 03/07/2029(b)	255,000	252,695
2.15%, 12/10/2031	285,000	257,635
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	280,000	284,164
4.75%, 05/19/2033	290,000	296,117
Royalty Pharma PLC
2.20%, 09/02/2030	65,000	59,743
5.20%, 09/25/2035	60,000	60,997
Zoetis, Inc.
2.00%, 05/15/2030	95,000	87,785
5.60%, 11/16/2032	70,000	75,088
		2,793,775
Professional Services-0.89%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	135,000	120,486
4.45%, 09/09/2034	130,000	129,977
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	60,000	59,846
2.60%, 05/01/2031	70,000	63,489
Concentrix Corp.
6.60%, 08/02/2028	40,000	40,359
6.85%, 08/02/2033	60,000	57,726
Equifax, Inc.
5.10%, 12/15/2027	50,000	50,940
2.35%, 09/15/2031	80,000	71,699
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	115,000	120,896
Paychex, Inc.
5.10%, 04/15/2030	90,000	91,934
5.35%, 04/15/2032	90,000	92,342
Verisk Analytics, Inc.
4.13%, 03/15/2029	50,000	50,194
5.75%, 04/01/2033	40,000	42,402
		992,290
Real Estate Management & Development-0.17%
CBRE Services, Inc.
5.50%, 04/01/2029	90,000	93,556
2.50%, 04/01/2031	110,000	100,503
		194,059
	Principal Amount	Value
Residential REITs-1.09%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	$63,000	$63,158
3.63%, 04/15/2032	40,000	37,981
AvalonBay Communities, Inc.
2.30%, 03/01/2030	95,000	89,039
2.05%, 01/15/2032	100,000	89,047
Camden Property Trust, 2.80%, 05/15/2030	105,000	99,977
ERP Operating L.P.
2.50%, 02/15/2030	90,000	85,359
4.65%, 09/15/2034	90,000	90,260
Essex Portfolio L.P.
3.00%, 01/15/2030	70,000	67,090
2.65%, 03/15/2032	75,000	67,746
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	60,000	57,141
2.00%, 08/15/2031	60,000	52,907
Mid-America Apartments L.P., 3.95%, 03/15/2029	140,000	140,099
Sun Communities Operating L.P., 2.70%, 07/15/2031	145,000	133,141
UDR, Inc.
3.20%, 01/15/2030	68,000	66,033
3.00%, 08/15/2031	75,000	70,341
		1,209,319
Retail REITs-0.79%
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	45,000	44,612
2.50%, 08/16/2031	65,000	59,123
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	54,655
4.60%, 02/01/2033	55,000	55,611
NNN REIT, Inc.
4.60%, 02/15/2031	50,000	50,682
5.60%, 10/15/2033	85,000	89,651
Realty Income Corp.
3.25%, 01/15/2031	95,000	91,269
5.13%, 02/15/2034	80,000	82,954
Regency Centers L.P., 3.70%, 06/15/2030	120,000	118,458
Simon Property Group L.P.
2.45%, 09/13/2029	123,000	116,970
2.65%, 02/01/2032	120,000	109,559
		873,544
Semiconductors & Semiconductor Equipment-3.16%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	100,000	99,193
Analog Devices, Inc.
3.50%, 12/05/2026	115,000	114,770
2.10%, 10/01/2031	120,000	108,064
Applied Materials, Inc.
1.75%, 06/01/2030	140,000	127,954
5.10%, 10/01/2035	120,000	124,947
Broadcom, Inc.
2.45%, 02/15/2031	260,000	240,391
3.14%, 11/15/2035(c)	260,000	227,425
Intel Corp.
2.45%, 11/15/2029	287,000	270,698
5.20%, 02/10/2033(b)	260,000	268,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
KLA Corp.
4.10%, 03/15/2029	$90,000	$90,559
4.65%, 07/15/2032	85,000	87,195
Lam Research Corp., 1.90%, 06/15/2030(b)	225,000	207,020
Marvell Technology, Inc.
1.65%, 04/15/2026	56,000	55,840
2.95%, 04/15/2031	75,000	70,129
Micron Technology, Inc.
5.30%, 01/15/2031	120,000	126,061
5.80%, 01/15/2035	130,000	139,266
NVIDIA Corp.
2.85%, 04/01/2030	157,000	151,071
2.00%, 06/15/2031	170,000	155,038
QUALCOMM, Inc.
3.25%, 05/20/2027	168,000	167,199
1.65%, 05/20/2032	204,000	176,400
Texas Instruments, Inc.
2.25%, 09/04/2029	196,000	186,222
4.90%, 03/14/2033	180,000	187,059
Xilinx, Inc., 2.38%, 06/01/2030	130,000	121,966
		3,502,616
Software-2.96%
Accenture Capital, Inc.
4.05%, 10/04/2029	170,000	171,086
4.50%, 10/04/2034	195,000	193,000
Adobe, Inc.
2.30%, 02/01/2030	130,000	121,837
4.95%, 04/04/2034	115,000	117,973
AppLovin Corp.
5.13%, 12/01/2029	40,000	40,857
5.50%, 12/01/2034	30,000	30,599
Autodesk, Inc.
2.85%, 01/15/2030	60,000	57,173
2.40%, 12/15/2031	50,000	44,852
Cadence Design Systems, Inc.
4.30%, 09/10/2029	60,000	60,625
4.70%, 09/10/2034	40,000	40,361
Fortinet, Inc.
1.00%, 03/15/2026	51,000	50,910
2.20%, 03/15/2031	116,000	105,176
Intuit, Inc.
5.13%, 09/15/2028	90,000	92,658
5.20%, 09/15/2033	85,000	88,178
Microsoft Corp.
3.30%, 02/06/2027(b)	449,000	447,665
3.50%, 02/12/2035(b)	470,000	446,856
Oracle Corp.
3.25%, 11/15/2027	220,000	216,144
2.88%, 03/25/2031(b)	235,000	213,680
Roper Technologies, Inc.
1.75%, 02/15/2031	90,000	79,096
5.10%, 09/15/2035	70,000	69,904
Salesforce, Inc.
3.70%, 04/11/2028	132,000	131,733
1.95%, 07/15/2031	159,000	141,453
ServiceNow, Inc., 1.40%, 09/01/2030	120,000	106,338
	Principal Amount	Value
Software-(continued)
Synopsys, Inc.
4.85%, 04/01/2030	$60,000	$61,451
5.15%, 04/01/2035	55,000	56,351
Workday, Inc.
3.50%, 04/01/2027	50,000	49,745
3.80%, 04/01/2032	55,000	52,194
		3,287,895
Specialized REITs-1.48%
American Tower Corp.
3.80%, 08/15/2029	143,000	141,888
5.55%, 07/15/2033	140,000	147,877
Crown Castle, Inc.
2.25%, 01/15/2031	140,000	126,614
5.80%, 03/01/2034	110,000	116,563
EPR Properties, 3.75%, 08/15/2029	85,000	82,947
Equinix, Inc.
3.20%, 11/18/2029	100,000	96,686
3.90%, 04/15/2032	110,000	106,563
Extra Space Storage L.P.
5.70%, 04/01/2028	75,000	77,474
2.35%, 03/15/2032	75,000	66,298
Prologis L.P.
2.25%, 04/15/2030	147,000	137,733
5.00%, 03/15/2034	130,000	133,766
Public Storage Operating Co.
1.85%, 05/01/2028	105,000	100,773
2.30%, 05/01/2031	114,000	104,683
Weyerhaeuser Co.
4.00%, 04/15/2030	110,000	109,148
7.38%, 03/15/2032	85,000	97,439
		1,646,452
Specialty Retail-2.82%
AutoNation, Inc.
4.75%, 06/01/2030	80,000	81,179
3.85%, 03/01/2032	100,000	95,468
AutoZone, Inc.
4.00%, 04/15/2030	85,000	84,666
4.75%, 08/01/2032	80,000	81,218
Best Buy Co., Inc., 1.95%, 10/01/2030	270,000	244,101
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	125,000	128,284
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	150,000	155,713
5.40%, 04/15/2034	150,000	155,344
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	150,000	139,578
Home Depot, Inc. (The)
2.95%, 06/15/2029(b)	305,000	297,455
4.50%, 09/15/2032(b)	295,000	301,271
Leidos, Inc.
2.30%, 02/15/2031	85,000	77,252
5.75%, 03/15/2033	70,000	74,355
Lowe’s Cos., Inc.
2.50%, 04/15/2026	199,000	198,658
2.63%, 04/01/2031	215,000	199,500
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	89,000	88,612
4.70%, 06/15/2032	95,000	96,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Ross Stores, Inc., 1.88%, 04/15/2031	$205,000	$183,044
TJX Cos., Inc. (The)
2.25%, 09/15/2026	150,000	148,879
1.60%, 05/15/2031	165,000	147,024
Tractor Supply Co.
1.75%, 11/01/2030	89,000	79,750
5.25%, 05/15/2033	70,000	72,770
		3,130,888
Technology Hardware, Storage & Peripherals-1.75%
Apple, Inc.
1.65%, 02/08/2031	570,000	515,513
3.35%, 08/08/2032	540,000	523,545
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	110,000	111,340
5.00%, 10/15/2034	120,000	118,962
HP, Inc.
3.00%, 06/17/2027	156,000	154,099
4.20%, 04/15/2032	145,000	140,909
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	240,000	242,981
NetApp, Inc.
2.70%, 06/22/2030	80,000	75,076
5.70%, 03/17/2035	60,000	62,672
		1,945,097
Textiles, Apparel & Luxury Goods-0.62%
NIKE, Inc., 2.85%, 03/27/2030	330,000	317,487
PVH Corp., 5.50%, 06/13/2030	121,000	124,320
Ralph Lauren Corp.
2.95%, 06/15/2030	50,000	47,912
5.00%, 06/15/2032	60,000	62,462
Tapestry, Inc.
5.10%, 03/11/2030	70,000	72,292
3.05%, 03/15/2032	70,000	65,159
		689,632
Tobacco-0.81%
Altria Group, Inc.
4.80%, 02/14/2029	215,000	219,713
2.45%, 02/04/2032	240,000	215,450
Philip Morris International, Inc.
5.13%, 11/17/2027	225,000	229,799
5.75%, 11/17/2032	221,000	238,438
		903,400
Trading Companies & Distributors-0.34%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034(b)	205,000	208,352
W.W. Grainger, Inc., 4.45%, 09/15/2034	165,000	165,588
		373,940
	Principal Amount	Value
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	$75,000	$74,923
4.45%, 06/01/2032	80,000	80,801
Essential Utilities, Inc.
2.70%, 04/15/2030	60,000	56,807
5.38%, 01/15/2034	50,000	52,153
		264,684
Wireless Telecommunication Services-0.39%
T-Mobile USA, Inc.
3.88%, 04/15/2030	215,000	213,387
5.05%, 07/15/2033	210,000	216,686
		430,073
Total U.S. Dollar Denominated Bonds & Notes (Cost $108,094,745)		109,765,340
	Shares
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $299,031)	299,031	299,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $108,393,776)		110,064,371
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.51%
Invesco Private Government Fund, 3.64%(d)(e)(f)	4,026,861	4,026,861
Invesco Private Prime Fund, 3.81%(d)(e)(f)	9,863,675	9,866,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,893,495)		13,893,495
TOTAL INVESTMENTS IN SECURITIES-111.66% (Cost $122,287,271)		123,957,866
OTHER ASSETS LESS LIABILITIES-(11.66)%		(12,948,862)
NET ASSETS-100.00%		$111,009,004

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,099,547, which represented 2.79% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,402	$3,815,279	$(4,221,650)	$-	$-	$299,031	$5,431
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,899,487	11,230,143	(10,102,769)	-	-	4,026,861	49,164 *
Invesco Private Prime Fund	7,549,983	22,127,276	(19,810,602)	(462)	439	9,866,634	132,238 *
Total	$11,154,872	$37,172,698	$(34,135,021)	$(462)	$439	$14,192,526	$186,833

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco MSCI Treasury Duration Rotation ETF (TROT)
February 28, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.10%
U.S. Treasury Bonds-1.17%
6.38%, 08/15/2027	$5,000	$5,208
5.25%, 11/15/2028	2,000	2,097
6.13%, 08/15/2029	2,000	2,175
6.25%, 05/15/2030	2,000	2,215
		11,695
U.S. Treasury Notes-97.93%
2.50% - 3.88%, 03/31/2027	24,000	23,936
4.50%, 04/15/2027	12,000	12,132
3.75%, 04/30/2027	12,000	12,036
4.50%, 05/15/2027	10,000	10,119
3.88%, 05/31/2027	15,000	15,073
4.63%, 06/15/2027	10,000	10,145
3.75%, 06/30/2027	15,000	15,057
2.75% - 3.88%, 07/31/2027	26,000	25,968
3.75%, 08/15/2027	13,000	13,057
3.13% - 3.63%, 08/31/2027	26,000	25,991
3.38%, 09/15/2027	12,000	11,990
3.50%, 09/30/2027	13,000	13,015
3.88%, 10/15/2027	13,000	13,092
3.50%, 10/31/2027	13,000	13,016
2.25% - 4.13%, 11/15/2027	15,000	15,083
3.38% - 3.88%, 11/30/2027	22,000	22,088
3.38% - 3.88%, 12/31/2027	27,000	27,094
4.25%, 01/15/2028	10,000	10,153
3.50%, 01/31/2028	5,000	5,010
2.75% - 4.25%, 02/15/2028	25,000	25,096
4.00%, 02/29/2028	13,000	13,151
3.88%, 03/15/2028	10,000	10,097
1.25%, 03/31/2028	12,000	11,491
3.75%, 04/15/2028	10,000	10,074
2.88% - 3.75%, 05/15/2028	24,000	23,982
1.25%, 05/31/2028	15,000	14,314
1.25%, 06/30/2028	14,000	13,339
3.88%, 07/15/2028	12,000	12,133
1.00%, 07/31/2028	13,000	12,290
3.63%, 08/15/2028	15,000	15,087
1.13%, 08/31/2028	15,000	14,197
1.25%, 09/30/2028	14,000	13,267
3.50%, 10/15/2028	12,000	12,034
4.88%, 10/31/2028	13,000	13,488
3.50%, 11/15/2028	16,000	16,047
1.50% - 4.38%, 11/30/2028	24,000	23,644
3.75%, 12/31/2028	11,000	11,108
4.00%, 01/31/2029	14,000	14,236
2.63%, 02/15/2029	14,000	13,700
1.88% - 4.25%, 02/28/2029	16,000	16,119
	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.13%, 03/31/2029	$13,000	$13,275
4.63%, 04/30/2029	14,000	14,508
2.38%, 05/15/2029	13,000	12,598
4.50%, 05/31/2029	13,000	13,433
4.25%, 06/30/2029	12,000	12,314
4.00%, 07/31/2029	12,000	12,224
1.63%, 08/15/2029	17,000	16,024
3.50%, 09/30/2029	12,000	12,027
4.13%, 10/31/2029	12,000	12,281
1.75%, 11/15/2029	12,000	11,307
4.13%, 11/30/2029	11,000	11,260
4.38%, 12/31/2029	11,000	11,363
4.25%, 01/31/2030	12,000	12,347
1.50%, 02/15/2030	12,000	11,144
4.00%, 02/28/2030	15,000	15,299
4.00%, 03/31/2030	10,000	10,202
3.88%, 04/30/2030	14,000	14,217
0.63%, 05/15/2030	17,000	15,122
4.00%, 05/31/2030	8,000	8,164
3.88%, 06/30/2030	12,000	12,188
3.88%, 07/31/2030	12,000	12,190
0.63%, 08/15/2030	16,000	14,124
3.63%, 08/31/2030	12,000	12,063
3.63%, 09/30/2030	12,000	12,063
4.88%, 10/31/2030	10,000	10,585
0.88%, 11/15/2030	20,000	17,735
3.50%, 11/30/2030	8,000	7,997
3.63%, 12/31/2030	14,000	14,067
3.75%, 01/31/2031	10,000	10,103
1.13%, 02/15/2031	18,000	16,068
		981,241
Total U.S. Treasury Securities (Cost $991,482)		992,936
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(a)(b) (Cost $79)	79	79
TOTAL INVESTMENTS IN SECURITIES-99.11% (Cost $991,561)		993,015
OTHER ASSETS LESS LIABILITIES-0.89%		8,931
NET ASSETS-100.00%		$1,001,946

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco MSCI Treasury Duration Rotation ETF (TROT)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,255	$(5,176)	$-	$-	$79	$-

(b)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco National AMT-Free Municipal Bond ETF (PZA)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.33%
Alabama-0.78%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$45	$48,668
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	1,140	1,204,840
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	800	833,605
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2042	580	659,316
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	25	27,774
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	550	550,039
Auburn University, Series 2016 A, Ref. RB	4.00%	06/01/2041	10	10,006
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	10	10,344
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	510	519,975
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	100	104,680
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	400	399,005
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	1,000	1,014,725
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2055	300	313,264
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	115	118,711
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	690	529,248
Huntsville (City of), AL Health Care Authority (The), Series 2020, RB	4.00%	06/01/2045	35	33,425
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	592,894
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	620	687,974
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,090	1,175,860
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	956,617
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,148,878
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	2,935	3,094,869
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,230	3,426,985
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,350	3,656,902
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	80	58,926
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	1,750	1,583,497
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	325	294,887
Mobile County Board of School Commissioners, Series 2022 B, RB, (INS - BAM)(a)	4.25%	03/01/2052	75	73,388
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,048,919
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	30	31,357
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,237,824
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	455	455,159
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2044	570	571,020
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2048	10	9,559
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	320	305,685
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	1,680	1,636,060
University of Alabama (The), Series 2024 B, RB	4.00%	07/01/2054	115	105,907
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,115	1,173,701
				29,704,493
Alaska-0.03%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	500	450,102
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	95	91,031
Anchorage (Municipality of), AK, Series 2022 A, Ref. RB	4.00%	11/01/2052	275	255,336
Municipality of Anchorage AK Solid Waste Services Revenue, Series 2022 A, Ref. RB	5.25%	11/01/2062	500	515,530
				1,311,999
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-1.26%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	$65	$67,265
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2054	5	5,118
Arizona (State of) Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	481,969
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021 A, RB	4.00%	07/01/2051	1,250	1,047,760
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021, RB	4.00%	07/01/2061	400	319,975
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,010	812,042
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	700	616,865
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,219,397
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	543,235
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	20	20,575
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2042	1,220	1,246,550
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	250	251,261
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2054	35	34,344
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	15	11,356
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2045	125	121,707
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	140	136,888
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	758,587
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	265	251,603
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,075	815,482
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series R-2017D, RB	4.00%	01/01/2048	350	319,963
Maricopa (County of), AZ Industrial Development Authority (Bannerhealth), Series 2017, RB	3.00%	01/01/2048	20	15,423
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	45	45,886
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,711
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	3.00%	09/01/2051	880	631,962
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	4.00%	09/01/2051	275	243,400
Maricopa County Pollution Control Corp. (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	105	105,029
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	50	52,457
Phoenix (City of), AZ Industrial Development Authority, Series 2022, RB	3.75%	11/15/2057	1,340	1,142,843
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,006,701
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	60	58,369
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	1,000	1,034,407
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	165	127,446
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	560	562,762
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	15	15,615
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	20	19,011
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	1,765	1,805,118
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	70	74,538
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	105	111,490
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	1,000	1,085,958
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,000	1,064,826
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	45	39,972
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center), Series 2021, Ref. RB	3.00%	04/01/2051	135	97,076
Queen Creek (Town of ), AZ, Series 2024, RB	5.00%	08/01/2054	220	230,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Queen Creek (Town of ), AZ, Series 2026, COP	5.00%	10/01/2051	$25	$26,241
Queen Creek (Town of ), AZ, Series 2026, COP	5.25%	10/01/2056	500	529,685
Queen Creek (Town of ), AZ, Series 2026, COP	5.50%	10/01/2065	1,680	1,798,644
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	145	152,972
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	35	38,264
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	1,450	1,539,295
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	1,495	1,569,973
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,040	1,149,375
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,093,703
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,650	2,820,325
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,990	3,191,377
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	65	73,424
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,005	1,072,756
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	1,465	1,540,226
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	1,450	1,555,267
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	40	45,123
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.00%	01/01/2051	1,475	1,567,906
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.25%	01/01/2055	4,000	4,309,046
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	76,770
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,452
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	315	333,051
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2054	15	15,771
University of Arizona Board of Regents (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	2,550	2,523,776
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	375	393,577
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	500	517,984
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	165	148,267
				47,761,635
Arkansas-0.19%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	265	260,803
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	5.00%	12/01/2047	245	248,430
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	3.20%	12/01/2049	630	489,760
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	65,941
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	15	15,625
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	65	62,900
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	140	103,898
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	3.00%	06/01/2050	200	152,968
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2046	320	312,989
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	475,293
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	200	209,510
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2047	205	201,205
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2050	30	28,938
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	440	430,015
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2047	60	46,664
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	330	240,909
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	2,445	2,583,872
University of Arkansas, Series 2022, RB	5.00%	04/01/2052	1,090	1,129,194
				7,058,914
California-16.25%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	770	799,389
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	85	90,186
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	760	728,897
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	$230	$242,290
Anaheim (City of), CA (Election of 2016), Series 2018 A, GO Bonds	4.00%	08/01/2048	100	98,163
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	150	148,756
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	35	27,070
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	625	622,803
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	130	138,692
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	10	9,516
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	170	184,501
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	440	469,702
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2042	70	86,792
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2043	370	454,694
Bay Area Toll Authority, Series 2026 F-1, Ref. RB(b)	5.00%	04/01/2044	50	61,097
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	40	44,832
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	60	66,764
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	640	705,794
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,405	1,327,284
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,680	2,685,832
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,675	1,629,353
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	90	86,596
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,020	766,895
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	100	66,479
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,105,207
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	250	246,721
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	405	351,871
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	255	270,506
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	500	523,274
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	645,732
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	200	214,975
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	90	66,742
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	355	355,054
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	25	25,004
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	705	705,052
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	70	69,998
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	185	184,994
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	195	195,021
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	25	25,146
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	460	373,174
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	255	253,175
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,840	2,854,628
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,042
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	5	4,981
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	835	849,806
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	1,275	1,148,470
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,402,429
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	240	241,911
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	485	431,793
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	1,740	1,815,697
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	134,214
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,033,402
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	1,220	964,245
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	815	761,430
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	80	80,017
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	775	774,981
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	675	559,409
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,003,972
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	600	602,383
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	220	153,165
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	110	86,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	$565	$441,896
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	370	366,860
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	370	288,424
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	85	82,456
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	120	94,423
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	170	153,172
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	65	69,964
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	460	379,753
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	30	21,133
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	85	67,124
California (State of), Series 2021, GO Bonds	2.38%	10/01/2051	75	49,380
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,314,423
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,475	1,525,439
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,800	1,975,224
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	195	209,138
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	800	854,084
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,080	1,073,711
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,990	1,535,837
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	925	977,498
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	965	996,536
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,090	1,118,278
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	885	978,540
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,060	1,096,789
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,425	1,584,984
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,835	2,045,705
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,030	1,126,323
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,050	1,165,921
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,343,300
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,594,028
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,255,308
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	820	919,447
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	4,185	4,305,310
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,500	2,789,079
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	555	636,648
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	1,000	1,122,394
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,160	1,320,455
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,050	2,282,627
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,140	1,269,363
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	110,330
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,135	2,304,724
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,000	994,125
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	20	21,596
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	15	16,788
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	305	298,197
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,075	1,147,077
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	972,659
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	140	152,343
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	80	82,433
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,677,980
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	430	439,886
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,020	1,140,941
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	430	494,443
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	35	40,454
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	565	641,612
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	515	587,587
California (State of), Series 2025, GO Bonds	5.00%	11/01/2043	30	33,936
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	1,840	2,071,196
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	850	960,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	$70	$78,375
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	365	405,682
California (State of), Series 2025, GO Bonds	5.00%	11/01/2047	500	546,006
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	900	905,800
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,000	2,168,936
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,845	1,996,667
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	1,310	1,411,453
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	3,390	3,633,928
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	110	120,530
California (State of), Series 2025, GO Bonds	5.00%	11/01/2055	500	534,836
California (State of), Series 2025, Ref. GO Bonds	4.13%	03/01/2045	700	716,821
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	780	869,826
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	210	235,125
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	35	35,442
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	500	542,094
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	650	698,171
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	120	115,914
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	3,410	3,623,733
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	2,000	2,465,302
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-4, RB	5.00%	06/01/2043	25	30,816
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	1,750	2,101,331
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	765	904,379
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	2,910	3,381,062
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,570	1,811,580
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	1,310	859,264
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	330	347,586
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	550	551,524
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	990	994,913
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,040	962,222
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	580	628,686
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	905	970,996
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,250	1,363,082
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	630	600,806
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	525	550,905
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	295	222,304
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,970	3,801,266
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	830	635,891
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	794,047
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,195	1,121,943
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	465	456,146
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	425	409,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	$15	$16,037
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	770	715,956
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,000	1,041,239
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	10	10,877
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,135	3,152,265
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	600	611,762
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	60	59,049
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	5,415	5,326,604
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,000	2,254,871
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	750	699,020
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,065	1,075,121
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	165	155,856
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	610	592,018
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	40	31,790
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	795	718,195
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,450	1,871,807
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	600	550,603
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	840	748,264
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	350	400,495
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	560	632,592
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	945	1,055,167
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,420	1,571,176
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	4.25%	08/15/2052	25	24,762
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,130	2,045,567
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	470	507,220
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	845	846,063
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,196,270
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	690	633,609
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	496,929
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	145	146,671
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,025	1,021,214
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	1,019,816
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,027,765
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,005	1,058,624
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	616,311
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	185	191,947
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	190	197,292
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	300	308,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	$1,160	$1,184,130
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	10	10,119
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	180	178,872
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	540	523,603
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	20	18,842
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	300	320,639
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	105,338
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	375	284,357
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,215	1,163,706
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	515,854
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	518,971
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	205	209,679
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,345
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	580	619,387
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,000	1,007,577
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	275	296,823
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	15	17,563
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	930	956,759
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.13%	10/01/2047	140	140,894
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	102,172
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	90,544
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	215	200,962
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	5	4,741
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	195	162,995
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	725	568,156
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	185	162,452
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,055	1,052,652
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	515	519,702
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,895	1,902,322
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	340	343,816
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	475	424,250
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	165	158,750
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	200	147,749
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	40	40,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	$40	$40,014
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	400	410,948
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017, RB	4.00%	06/01/2047	25	24,931
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	220	229,561
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,525	1,555,850
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	255	268,356
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(c)	5.00%	11/21/2045	265	270,491
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	805	805,607
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	380	405,833
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	650	621,834
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	515	496,181
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	430	437,830
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	938,174
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,400	2,553,992
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	165	187,757
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	780	877,498
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	230	255,643
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,099,801
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,860	1,992,749
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	45	47,491
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	785	787,449
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	1,250	1,339,863
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2042	340	394,805
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	15	16,950
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2045	45	50,230
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	300	330,618
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2047	930	1,017,478
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2050	770	828,255
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	790	796,612
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	170	149,405
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	240	173,454
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	640	608,121
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,860	2,083,932
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,103,442
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	235	151,290
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	235	223,718
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	250	256,388
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	235	229,215
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	445	419,632
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	575	522,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	$500	$447,807
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	430	452,312
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,070	1,145,396
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	30	27,824
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	280	282,050
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	265	272,618
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	335	340,461
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	1,245	1,252,976
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,500	1,581,988
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	15	15,071
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2042	35	35,405
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2050	170	170,507
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	130	130,017
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	855	857,801
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	805	804,987
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	425	425,990
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	2,090	2,138,340
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	770	781,123
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	99,503
California State University, Series 2019 A, RB	5.00%	11/01/2044	45	47,571
California State University, Series 2019 A, RB	5.00%	11/01/2049	5	5,191
California State University, Series 2020 C, RB	4.00%	11/01/2045	455	457,540
California State University, Series 2020 C, RB	3.00%	11/01/2051	650	494,642
California State University, Series 2023 A, RB	5.25%	11/01/2048	695	760,155
California State University, Series 2023 A, RB	5.25%	11/01/2053	850	917,068
California State University, Series 2024 A, RB	5.50%	11/01/2045	585	675,211
California State University, Series 2024 A, RB	5.50%	11/01/2046	290	329,719
California State University, Series 2024 A, RB	4.00%	11/01/2049	55	54,179
California State University, Series 2024 A, RB	5.50%	11/01/2049	90	100,926
California State University, Series 2024 A, RB	4.00%	11/01/2055	525	503,116
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,100	1,214,813
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	310	366,701
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	130	152,141
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	360	415,761
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	730	830,035
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	350	393,417
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	70	77,504
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	140	154,784
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	750	771,431
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	190	207,271
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	5	4,094
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	493,409
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	240	229,459
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	125	124,004
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	590	637,826
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	25	27,882
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	$200	$200,495
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	1,940	1,905,517
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	590	574,995
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	250	242,354
Chico Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2049	25	25,422
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	500	502,458
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	3,550	2,986,533
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	130	134,845
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	375	399,673
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	480	480,260
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,225	1,315,474
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	70	73,365
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,020	1,005,664
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	300	300,007
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	500	502,034
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	125	131,616
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	500	528,880
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	705	684,284
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	65	65,281
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	305	293,803
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	200	215,248
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	330	320,736
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	820	799,489
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	505	543,855
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	501,149
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	505	496,043
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	650	640,864
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,120	1,077,605
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	400	400,398
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	50	50,088
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	310	315,772
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	230	243,805
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	600	645,556
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	725	769,788
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,084,196
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	775	831,999
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	430	437,712
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	15	15,437
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	255	246,001
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,540	1,745,739
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	370	378,182
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	90	87,320
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	30	29,508
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,420	2,422,699
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	815	817,961
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	160	169,444
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	455	494,559
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	908	891,862
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	1,030	1,011,694
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,045	1,050,951
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,290	3,018,220
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	185	185,010
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	200	200,191
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	320	319,976
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	150	148,375
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	85	85,098
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	$760	$740,122
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	415	389,865
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	125	116,242
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	408,584
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	160	170,281
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,010	958,498
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	10	10,428
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	530	552,698
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	200	209,523
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2055	100	104,469
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	25	19,993
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	585	571,099
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	1,830	1,821,392
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2050	75	80,373
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2055	500	531,292
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	60,068
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	345	279,056
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	300	311,170
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	570	565,458
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	65	65,098
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	90	90,044
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,198
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	710	709,142
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	50	49,463
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	550	531,502
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	1,435	1,455,132
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	665	642,954
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	155	149,787
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	265	280,371
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	195	196,738
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	25	25,186
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2060	350	375,699
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	475	476,029
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,360	1,348,750
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	780	830,577
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,493,233
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	201,597
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	15	14,226
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	3,455	3,471,256
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	790	646,352
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	1,830	1,773,341
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	191,451
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	190	165,175
Lodi Unified School District (Election of 2016), Series 2021, GO Bonds	3.00%	08/01/2046	160	130,967
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	95	96,532
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,030	1,083,345
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	124,668
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	75	70,800
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	575	553,890
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	640	698,365
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	1,645	1,759,688
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	230	184,256
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,295	1,001,580
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	245	239,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	$595	$575,564
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	25	25,619
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	770	848,393
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	1,000	1,066,388
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	325	367,892
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	500	558,912
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	25	29,267
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	75	86,899
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	500	537,128
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,010	1,095,956
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	50	57,283
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,526,786
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	80,106
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	310	298,299
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	325	363,680
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	635	652,068
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	1,000	1,036,231
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	35	34,561
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	5	5,747
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	1,990	2,159,995
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	145	161,355
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,325	1,444,972
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	100	105,019
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	10	10,290
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,074,325
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	570	600,711
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	2,535	2,503,169
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	115	121,851
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	915	926,470
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,005	1,012,044
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,337
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	10	10,103
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	65	62,416
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	475	484,471
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	445	451,527
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	695	717,479
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	305	310,643
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	145	149,690
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	35	36,071
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	90	92,543
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	155	162,889
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,075	1,118,379
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	620	635,254
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	125	133,381
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	65	66,814
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	747,559
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	805	827,462
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	335	359,856
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,045,635
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	325	339,831
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	150	155,679
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	630	648,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	$120	$128,046
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	135	142,430
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	595	614,040
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	280	304,643
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	435	469,699
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	1,530	1,606,332
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,070	2,183,957
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	505	546,272
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	305	327,599
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	525	551,872
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	250	239,052
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	255	277,477
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	60,222
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	335	362,379
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	385	418,885
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	275	296,936
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	525	563,900
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	555	585,554
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,080	1,118,456
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	311,653
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	145	160,692
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	415	456,610
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	430	469,051
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	255	268,957
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	519,814
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	545	592,007
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	255	278,195
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	185	204,654
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	240	263,087
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	825	896,158
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2045	25	26,932
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	190	203,292
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	750	788,681
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	395	435,084
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	125	135,183
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	330	353,026
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	175	182,875
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	80	84,954
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,090	1,156,505
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	295	307,742
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	340	357,680
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2044	100	111,985
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	635	713,455
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	125	136,202
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	305	332,334
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	250	264,920
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2051	400	420,676
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	1,250	1,311,753
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2044	900	993,849
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2041	1,300	1,473,542
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	800	898,841
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	300	333,531
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	800	880,101
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	800	871,695
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	300	324,327
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	400	430,684
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	700	734,582
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	200	213,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	$125	$128,323
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	92,639
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	230	240,868
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,404,115
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	90	95,284
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	210	239,522
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	480	515,882
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	350	390,352
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	42,671
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	260	280,158
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	25	27,450
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	125	147,334
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2043	35	40,271
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	10	11,318
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	165	184,313
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	220	242,612
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	350	383,154
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,750	1,909,425
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	135	145,955
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	605	613,606
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	45	47,791
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	70	54,445
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	595	595,828
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	365	365,758
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	750	807,135
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	320	339,875
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	245	259,769
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	90	94,297
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,225	2,278,703
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	925	897,193
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,415	1,428,992
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	15	12,505
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	2,360	2,383,337
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	10	10,024
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	25	26,089
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	385	401,771
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	30	33,410
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	785	846,930
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	735	798,279
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2041	440	505,836
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	255	294,956
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	170	191,545
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,325	1,446,852
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	560	645,823
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	890	1,015,311
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	305	342,451
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	335	371,341
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,185	1,172,731
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	825	903,685
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	15	12,778
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	2,655	2,628,699
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	695	700,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	$230	$247,491
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	370	406,714
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	10	9,919
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	815	787,919
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,230	1,296,678
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,060	1,098,700
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	80	85,602
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	25	26,165
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	325	348,580
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	55	59,223
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	340	332,050
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	15	14,502
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	200	217,681
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	515	511,190
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	978,060
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	985	768,778
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	250	245,809
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	2,010,605
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	50	47,566
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	60	56,132
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	1,510	1,534,980
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	1,570	1,551,398
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	55	58,470
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2046	100	100,554
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	90	89,068
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	541,921
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	820	895,804
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,465	1,471,332
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.25%	05/01/2050	1,895	2,040,197
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	5.50%	05/01/2055	2,990	3,299,615
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	2,445	2,563,841
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	404,656
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	3,000	3,001,801
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,170	1,127,046
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	265	265,180
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	798,294
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	195	197,461
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	1,480	1,472,403
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	125	96,678
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,000	3,153,502
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	220	217,393
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	170	129,972
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	15	15,840
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	537,598
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	640	631,762
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	20,004
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	250	241,873
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	260	278,596
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	175	176,655
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	250	271,111
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	1,105	1,123,153
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	100	103,424
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	365	360,547
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	550	550,030
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,100	1,061,306
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	135	135,075
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	240	245,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	$185	$196,269
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	355	345,971
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	805	840,381
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	255	274,955
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	245	262,353
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	15	15,146
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	3,000	2,949,155
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	85	71,278
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	300	286,805
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	40	40,043
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	30	30,461
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	250	266,265
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	200	210,924
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	275	281,888
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	205	217,097
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	350	379,154
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	105	105,438
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	420	368,950
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	40	40,000
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	705	706,791
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,127,886
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	520	577,045
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,965	2,000,337
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	3,900	4,148,843
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	430	405,816
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	150	125,412
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	534,607
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	480	482,074
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	540,934
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	505	535,937
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	250	270,040
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,965	2,109,593
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	810	759,409
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	935	712,847
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	130	120,056
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	335	336,271
Roseville Joint Union High School District (Election of 2007), Series 2025, GO Bonds	4.63%	08/01/2053	250	255,471
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	720	749,218
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	355	365,019
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	940	722,619
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	2,410	2,431,057
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	455	457,630
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	680	707,875
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	1,125	1,206,133
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,437,547
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	410	440,816
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,705	1,813,950
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	755	707,866
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	534,818
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	350	372,492
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	534,818
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,610	1,707,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	$590	$651,015
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	425	410,532
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	50	53,332
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	165	179,130
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,030	1,084,780
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	195	209,046
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	21,475
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,505,259
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	205	194,187
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	180	180,868
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	275	273,979
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	80	69,695
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	265	265,709
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	950	952,541
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	289,917
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,040	1,110,464
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	410	432,138
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	170	177,574
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	41,760
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	360	362,788
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	445	352,154
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	390	418,838
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	340	357,361
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	54,894
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	270	265,009
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	390	380,693
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	220	237,176
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,070	1,137,606
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	200	214,392
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	700	748,734
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	645	676,878
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	275	266,369
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,226,546
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	410	438,735
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	360	380,501
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	845	914,704
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	25	25,623
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,073
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	370	389,317
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	805	830,869
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	215	214,940
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	465	495,793
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	150	144,206
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	450	470,063
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,160	1,095,554
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	995	1,032,102
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	15	16,453
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB(d)(e)	5.00%	04/01/2026	3,065	3,072,756
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB(d)(e)	5.00%	04/01/2026	70	70,177
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	30	32,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	$60	$70,151
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	90	103,949
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	420	479,208
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	180	201,689
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	1,600	1,564,262
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	2,965	3,169,610
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	250	251,466
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	370	258,889
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	325	251,463
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	65	47,680
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	495	456,916
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,885	3,859,545
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	485	478,539
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	2,600	2,546,099
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	15	18,586
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	15	15,034
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	315	264,336
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	75	73,445
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	365	389,122
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	45	50,442
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,275	1,367,284
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,100	1,064,107
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,125	1,088,292
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	964,616
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	435	467,489
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	250	274,486
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	2,325	2,499,636
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2051	20	19,500
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	25	22,555
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	200	191,854
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,580	1,654,974
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	3,220	3,601,486
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	395	395,848
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	15	15,217
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	45	46,288
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	50	51,651
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	350	381,406
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	240	256,583
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	2,000	2,132,842
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	705	705,080
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,531
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	20	21,298
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	970	973,441
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	55	57,021
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	5	5,454
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	50	53,963
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	175	187,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	$15	$14,901
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	230	225,554
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	896,669
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	855	828,295
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	55	57,877
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	505	546,740
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	2,910	3,098,866
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	635	490,498
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	200	194,915
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	420	461,422
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	75	80,878
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	55,878
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	1,505	1,640,839
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	370	398,467
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	2,510	2,682,786
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	10	9,746
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	440	432,753
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	285,403
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	395	343,046
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 D, GO Bonds	4.00%	08/01/2042	375	376,577
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2042	10	11,638
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2044	95	107,405
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2045	10	11,162
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	1,180	1,201,299
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	570	441,651
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	2,640	2,516,020
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	495	488,265
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	590	463,362
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	395	398,386
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	35	35,135
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2024, Ref. RB	5.00%	05/01/2044	5	5,604
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	715	715,111
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,020	1,102,904
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	1,400	1,403,208
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,700	1,598,716
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	975,068
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,050	1,069,751
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	630	637,231
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,439
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,145	1,231,194
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	345	349,219
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	490	492,072
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	25,048
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	385	379,295
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	350	378,300
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	90	87,346
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	30	29,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	$715	$718,582
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,180	1,289,332
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	440	477,091
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	515	516,626
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	265,564
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,250	1,023,858
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	255	243,792
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	20	20,793
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	350	350,183
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	400	424,569
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	365	375,408
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	100	97,801
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	360	343,724
Santa Barbara Community College District, Series 2025 A, GO Bonds	6.00%	08/01/2055	500	581,699
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	325	324,681
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	215	178,826
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	150	121,355
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	970	957,099
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,470	1,328,796
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	70	69,920
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	140	109,754
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	675	726,000
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	520	504,096
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	1,095	1,106,273
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,422
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,600	1,690,345
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	300	319,357
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	528,998
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	230	241,806
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	3,000	2,937,667
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	154,530
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	340	331,287
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	74,527
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,150	1,212,942
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	5	5,282
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	25	27,274
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	40	42,173
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	500	522,066
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	500	539,526
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	95	95,035
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	685	679,542
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	265	286,909
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	100	107,030
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	415	445,293
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	370	371,137
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	225	220,032
Sunnyvale School District, Series 2015, Ref. GO Bonds	4.00%	09/01/2042	515	515,131
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	105	112,197
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,180	1,180,152
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	1,365	1,382,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	$310	$310,680
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	2,755	2,759,358
University of California, Series 2017 AV, RB	5.25%	05/15/2042	850	873,914
University of California, Series 2017 AV, RB	4.00%	05/15/2045	15	15,002
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,354,972
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	50	51,439
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	210	216,887
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	60	64,424
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	25	26,755
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	532,276
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,190	1,187,271
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	600	414,232
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	525	514,936
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	715	716,910
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	885	862,950
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,680	2,809,358
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	560	627,664
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	680	758,146
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	705	779,352
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	17,034
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	395	445,917
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	370	413,742
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	440	487,035
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	310	352,031
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	105	118,535
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	300	332,069
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	25	27,378
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,040	2,161,597
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	205	229,236
University of California, Series 2025 CC, RB	5.00%	05/15/2042	30	34,274
University of California, Series 2025 CC, RB	5.00%	05/15/2044	280	313,034
University of California, Series 2025 CC, RB	5.00%	05/15/2045	5	5,525
University of California, Series 2025 CC, RB	5.00%	05/15/2046	25	27,327
University of California, Series 2025 CC, RB	5.00%	05/15/2047	685	743,538
University of California, Series 2025 CC, RB	5.00%	05/15/2053	4,405	4,698,585
University of California, Series 2025 CC, RB	4.00%	05/15/2055	1,070	1,029,213
University of California, Series 2025 CC, RB	5.25%	05/15/2055	135	146,489
University of California, Series 2026 CE, Ref. RB(b)	5.00%	11/15/2042	100	115,525
University of California, Series 2026 CE, Ref. RB(b)	5.00%	11/15/2043	100	114,221
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2042	100	115,525
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2043	100	114,221
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2044	100	112,843
University of California, Series 2026 CF, Ref. RB(b)	5.00%	11/15/2045	30	33,424
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,345	1,324,449
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	395	404,860
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	735	717,911
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,417
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	775	807,435
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	240	233,566
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	565	581,019
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	770	785,376
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	310	319,754
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	1,220	1,288,945
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	330	251,699
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,275	1,233,554
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	50	47,789
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	70	70,609
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	193,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	$780	$778,197
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	260	250,158
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	890	864,857
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	530	567,560
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	24,999
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	610	667,303
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	505	549,206
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	510	512,121
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	200	187,514
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	610	648,764
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	931,421
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	450	473,631
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,100
				616,614,489
Colorado-2.01%
Adams & Weld Counties School District No. 27J Brighton, Series 2022, GO Bonds	4.00%	12/01/2046	45	43,846
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	655	701,555
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	120	127,967
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	360	359,998
Arapahoe County School District No 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2047	35	39,074
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	395	460,223
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	710	818,442
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	450	511,734
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	390	439,403
Arista Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	4.50%	12/01/2058	45	44,012
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2043	200	204,159
Aurora (City of), CO, Series 2021, RB	2.25%	08/01/2051	50	31,562
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	794,315
Aurora (City of), CO, Series 2025, RB	4.13%	08/01/2055	345	330,014
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	285	265,387
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	1,045	1,046,963
Brighton (City of), CO (Water System), Series 2025, RB	4.25%	06/01/2055	375	361,658
Colorado (State of), Series 2017 J, COP	4.00%	03/15/2042	300	300,126
Colorado (State of), Series 2018 N, COP	4.00%	03/15/2043	25	25,054
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	530	531,708
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	485	482,213
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	810	789,741
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	23,667
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	90,268
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	1,865	1,966,247
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	605	649,036
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.50%	12/01/2054	80	86,530
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	125	134,309
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	410	437,041
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,100	2,119,985
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	1,005	997,360
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	312,432
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	$600	$564,073
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	3,955	3,603,317
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,090	1,539,941
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	970	909,767
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	20	20,325
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	655	602,582
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	500	468,926
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,925	3,008,665
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	1,505	1,198,104
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,060	944,182
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,063,257
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,056,706
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	360	374,194
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services), Series 2018, RB	5.00%	12/01/2048	400	400,414
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025 A, RB	5.25%	12/01/2050	80	83,901
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	500	529,045
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	550	574,894
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	80	73,621
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	135	143,857
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	475	502,270
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	920	947,217
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	85	87,517
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	980	957,908
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	520	524,225
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	779,481
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,035	737,244
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	245	258,831
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	60	62,780
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2045	90	90,430
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2050	105	99,457
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	205	203,989
Colorado Springs (City of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,586
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	765	809,247
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	1,000	1,080,252
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	165	175,576
Colorado Springs (City of), CO, Series 2024 A, RB	5.00%	11/15/2049	500	531,030
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	545	583,265
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	60	67,876
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	50	55,907
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	1,220	1,323,611
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	1,580	1,700,782
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	20	21,299
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	925	925,149
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,006,835
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	875	879,754
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	505	498,206
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	1,000	956,599
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	181,409
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	320	321,554
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2048	10	10,188
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,165	1,107,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	$1,000	$1,057,037
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	100	105,584
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	20	20,096
Denver (City & County of), CO Board of Water Commissioners (The), Series 2017 A, RB	4.00%	09/15/2042	40	40,309
Denver (City & County of), CO Board of Water Commissioners (The), Series 2020 A, RB	3.00%	09/15/2048	500	392,043
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,331
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	75	78,814
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	2,255	2,292,639
Denver (City & County of), CO Health & Hospital Authority, Series 2025 A, RB	5.13%	12/01/2050	810	820,726
Denver City & County School District No. 1, Series 2017, GO Bonds	4.00%	12/01/2041	55	55,208
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	470	408,989
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	90	99,977
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	550	606,481
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	765	821,868
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	790	915,025
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	380	434,602
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.50%	12/01/2044	15	17,290
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	500	559,587
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,432,108
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	275	312,660
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	105	118,019
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	70	76,947
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	220	228,319
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	405	384,442
El Paso County School District No. 3 Widefield, Series 2025 B, GO Bonds	5.25%	12/01/2055	500	531,758
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	190	197,840
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	2,350	2,410,312
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,081,883
Metro Water Recovery, Series 2020 A, RB	2.50%	04/01/2045	50	37,875
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	640	600,774
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	760	764,233
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	490	500,587
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	30	29,975
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	50	50,792
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	660	666,454
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	1,220	1,222,641
Vail (Town of), CO, Series 2025, COP	5.50%	12/01/2064	300	322,690
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	95	100,021
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	375	375,828
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	1,920	2,009,783
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,304
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	2,165	2,321,260
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	1,010	1,017,693
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	520	547,626
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	95	100,835
				76,378,619
Connecticut-0.46%
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,770	1,923,658
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	273,625
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	25	28,137
Connecticut (State of), Series 2024 B, GO Bonds	4.00%	01/15/2043	1,000	1,016,774
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2042	20	22,741
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	427,878
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	30	33,303
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	485	552,271
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	10,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	$775	$861,777
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	672,554
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2042	10	11,365
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	558,551
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2044	10	11,051
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2042	1,400	1,598,346
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	1,045	1,045,341
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	5	5,003
Connecticut (State of) Health & Educational Facilities Authority, Series 2016 Q-1, RB	5.00%	07/01/2046	60	60,167
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,858
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	261,325
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	670	634,386
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	175	175,356
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2046	225	212,190
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	175	155,457
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2051	1,600	1,736,436
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2055	1,000	1,075,179
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2042	500	563,301
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2043	250	277,914
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2051	500	551,021
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	2,000	2,178,506
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	115	115,327
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	450	466,395
University of Connecticut, Series 2023 A, RB	5.50%	11/15/2053	10	10,997
				17,535,440
Delaware-0.13%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	920	933,266
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2018, RB	5.00%	11/15/2048	535	537,820
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	825	822,118
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	257,785
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	58,530
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	335	347,772
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	435	400,323
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.25%	10/01/2051	1,000	1,058,595
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	25	25,079
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	335	335,119
				4,776,407
District of Columbia-1.46%
District of Columbia, Series 2015, Ref. RB	4.00%	07/15/2040	560	560,058
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	10	10,044
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	55,628
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2042	50	50,093
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	330	336,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	$140	$144,634
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	55	57,262
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	685	685,197
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	230	240,098
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	772,702
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	610	603,707
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	700	691,565
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	500	523,577
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	972,806
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,047,300
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	695	765,281
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	335	366,647
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	910,432
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	895	970,933
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	190	208,798
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	130	141,792
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	65	69,674
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	490	524,038
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	120	133,580
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	110	121,568
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	245	268,616
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	1,680	1,802,690
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	90	101,507
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	140	156,611
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	950	1,053,928
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	400	438,728
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	155	168,345
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	110	118,343
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,765	1,870,716
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2042	125	141,383
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2043	30	33,604
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	90	99,686
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	5	5,477
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	2,045	2,169,870
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	2,110	2,289,024
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	300,422
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	385	385,607
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	680	691,023
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	60	57,392
District of Columbia Water & Sewer Authority, Series 2022 C-1, RB	4.00%	10/01/2047	455	442,046
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	45	51,011
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	250	280,832
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,085	1,092,935
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	130	135,983
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	350	328,748
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,090	1,124,181
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,270	1,212,240
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,900	1,699,393
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	430	373,450
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,380	1,012,024
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	523,650
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	1,285	1,167,581
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,900	1,732,654
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2053	130	92,316
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,170	1,191,776
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	500	508,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	$475	$470,240
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	1,425	1,482,902
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	55	58,818
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	1,320	1,387,349
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	60	63,556
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	2,000	2,070,938
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.50%	07/15/2060	625	673,283
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	410	442,928
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	290	250,658
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	810	818,814
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,475	1,430,845
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	795	828,824
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,240	1,198,827
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	215	224,097
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	610	653,490
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	1,675	1,760,159
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	130	141,407
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	135	145,671
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	30	31,821
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	600	576,053
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,060	1,095,782
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	780	746,265
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	1,000	1,034,861
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2025, RB	5.25%	07/15/2050	1,750	1,870,652
				55,544,473
Florida-4.20%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	2,040	1,979,848
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	310	239,999
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,350	1,197,996
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	860	866,293
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	4.00%	04/01/2052	315	280,755
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	920	932,007
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	1,130	1,161,388
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	1,665	1,665,188
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	770	691,716
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	235	237,046
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	195	196,401
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	50	51,857
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	229,677
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2047	765	740,681
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	669,918
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	360	340,110
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	936,608
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	906,995
Broward (County of), FL School District, Series 2022, GO Bonds	5.00%	07/01/2051	400	414,525
Cape Coral (City of), FL, Series 2017, Ref. RB	4.00%	10/01/2042	205	203,934
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	780	842,341
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	1,130	1,205,594
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	700	701,012
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,591
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	295	306,227
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	$1,060	$1,082,337
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	75	78,144
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	200	157,521
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	670	701,513
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	165	169,544
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2049	410	435,648
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	55	57,907
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	395	410,171
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	455	467,064
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	750	760,163
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	40	40,779
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	580	523,304
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	185	157,993
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	500	362,284
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	53,178
Florida (State of) (Department of Transportation), Series 2018, GO Bonds	4.00%	07/01/2048	545	537,252
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	595	622,532
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	560	582,159
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	375	359,069
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	165	126,316
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	100	75,530
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	360	381,104
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	65	59,884
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	70	72,830
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	805	746,758
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2054	165	150,966
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	1,560	1,447,134
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2054	235	215,012
Florida (State of) Department of Transportation, Series 2024, RB	4.00%	07/01/2054	25	22,874
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	265	277,702
Florida (State of) Department of Transportation, Series 2025, RB	4.25%	07/01/2055	300	288,829
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2049	250	244,978
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2053	300	288,589
Florida (State of) Department of Transportation, Series 2026, RB	4.50%	07/01/2055	250	250,005
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	470	470,858
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	875	660,078
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	4.00%	12/01/2050	35	31,336
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	4.13%	12/01/2054	285	258,145
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	185	194,723
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	295	301,981
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	455	459,056
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	45	46,841
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	4.50%	08/01/2055	60	57,094
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	1,405	1,318,002
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2053	150	141,849
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2043	15	15,043
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	505	441,758
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	260	287,209
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	550	599,889
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	560	610,796
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	$250	$250,996
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2049	280	262,848
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	250	271,468
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	665	705,762
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,640	1,495,772
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	500	518,501
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	125	129,985
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	1,095	1,127,707
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	270	253,525
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	220	197,063
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	4.25%	06/01/2054	120	111,803
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	360	370,757
Hillsborough (County of), FL, Series 2021 A, RB	2.50%	08/01/2051	35	23,383
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	417,634
Hillsborough (County of), FL, Series 2021, RB	2.25%	08/01/2051	15	9,433
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	175	183,113
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	245	253,865
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,545	1,575,399
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	75	69,774
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	1,585	1,689,397
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.50%	11/15/2054	2,275	2,455,107
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. RB	4.13%	11/15/2051	1,415	1,309,939
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	505	470,845
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	175	152,132
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,485	1,134,614
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	220	185,445
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	20	20,933
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	1,145	1,231,436
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	55	59,438
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	260	277,889
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	262,578
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	65	59,396
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	625	628,299
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,270	1,372,311
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,330	1,449,067
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2045	170	185,988
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	310	336,086
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	2,135	2,286,368
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	305	318,776
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	80	81,983
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	440	395,084
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	300	303,474
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2044	30	30,502
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	820	818,524
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	410	390,520
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	125	116,633
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	95	101,878
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	525	488,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	$410	$441,505
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,410	1,528,903
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2048	10	9,486
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2053	480	443,457
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,230	1,169,624
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	75	76,526
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	315	285,300
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	80	80,888
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	881,334
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds(d)(e)	5.00%	03/17/2026	185	185,210
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	975	1,010,404
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	1,000	1,042,114
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	530	556,500
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	610	661,052
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	835	824,884
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	1,545	1,546,303
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	25	25,022
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	90	91,208
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	230	231,063
Miami Beach (City of), FL (Arts and Cultural Facilities)(, Series 2023 A, GO Bonds	5.25%	05/01/2053	40	42,297
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	555	505,616
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	415	304,647
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	335	292,651
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	995	988,378
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	595	595,131
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,334
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	337,996
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	120	121,206
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	855	843,354
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	525	439,689
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	575	542,560
Miami-Dade (County of), FL, Series 2018, RB	5.00%	07/01/2043	100	103,419
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2044	15	15,021
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2045	175	173,133
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2046	125	121,254
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	345	322,707
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	635	627,164
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	60	63,236
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	710	536,944
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	3,860	3,569,249
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	375	388,092
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	35	35,815
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	505	478,642
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2049	440	409,513
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2050	445	409,919
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	635	640,274
Miami-Dade (County of), FL, Series 2021, GO Bonds	4.00%	07/01/2050	45	42,514
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	550	577,991
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	5	5,132
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	225	229,589
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	217,895
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	60	60,341
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	1,045	998,889
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	185	194,754
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	740	692,723
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2051	140	105,468
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	$590	$547,488
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	420	383,886
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2052	10	10,257
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	40	42,968
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	30	31,972
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	60	63,001
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	210	219,675
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	295	307,468
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	490	508,943
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	170	175,983
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	875	904,972
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	55	57,307
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	50	52,517
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	1,305	1,227,785
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,735	1,836,393
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	50	51,665
Miami-Dade (County of), FL, Series 2025 A, RB	4.50%	10/01/2051	1,000	990,116
Miami-Dade (County of), FL, Series 2025 A, RB	5.00%	10/01/2055	2,500	2,610,536
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	1,160	1,223,159
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,097,331
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	1,320	1,228,838
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,325	994,674
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	601,888
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	1,075	1,048,482
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	220	195,453
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	45	45,411
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2041	60	67,853
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	11,178
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	22,110
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	10	10,919
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	30	32,405
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	40	42,823
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	30	32,422
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	50	53,810
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	90	99,988
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2045	5	5,496
North Sumter County Utility Dependent District, Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2052	65	67,375
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	675	708,747
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	350	357,051
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, RB	4.00%	10/01/2049	240	211,371
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	3.00%	10/01/2047	50	38,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	$425	$374,769
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,200	1,238,233
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	4.50%	10/01/2056	115	112,003
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	3,095	3,247,403
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group), Series 2024, Ref. RB	5.00%	08/01/2054	85	84,733
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	1,285	1,312,954
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	1,100	1,164,214
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	390	422,312
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	775	837,150
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	680	718,983
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	422,069
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	326,823
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	640	563,991
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2018, RB	5.00%	11/15/2045	50	50,625
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2025, Ref. RB	5.00%	11/15/2055	700	701,071
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	1,435	1,182,295
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	4.00%	08/15/2049	590	533,902
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	250	252,866
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,000	997,098
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	948,071
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	235	233,006
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	300	308,411
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	10	10,496
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	750	802,663
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	1,500	1,625,578
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	550	554,831
Pompano Beach (City of), FL, Series 2018, GO Bonds	4.00%	07/01/2048	10	9,673
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	385	314,694
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	393,482
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	310	319,149
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	350	357,982
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	155	148,353
Putnam County School District, Series 2025, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2054	1,000	1,042,382
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	480	505,971
Sarasota (County of), FL, Series 2025, RB	5.25%	10/01/2055	500	535,815
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	305	314,627
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,190	1,078,963
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	4.00%	07/01/2052	1,075	948,100
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	270	275,952
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	1,125	1,162,083
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	1,260	1,221,576
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	975	927,792
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,120	812,120
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,135	1,134,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	$565	$577,778
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	320	291,971
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	100	101,306
St Johns County Industrial Development Authority, Series 2020, Ref. RB	4.00%	08/01/2055	1,340	1,119,588
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	125	130,870
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	525	566,446
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	600	626,930
St. Petersburg (City of), FL, Series 2025 C, RB	4.50%	10/01/2055	850	859,903
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	120	124,719
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	795	790,281
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,000	1,005,015
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	250	254,934
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	1,250	1,266,077
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	1,015	954,591
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	750	751,152
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2044	10	10,088
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	60	59,596
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	200	207,051
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2054	100	103,161
Tampa (City of), FL, Series 2020, Ref. RB	4.00%	04/01/2050	385	346,727
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	10	10,752
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	640,650
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	485	513,671
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	55	58,291
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	525	550,553
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	15	15,826
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	550	510,913
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	750	761,389
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	529,784
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	1,420	1,515,602
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	1,755	1,878,290
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,589,413
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	360	368,970
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	20	20,932
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	1,140	1,169,698
Wildwood Utility Dependent District, Series 2023, RB, (INS - AGI)(a)	5.50%	10/01/2053	25	26,792
Woodland (City of), FL, Series 2026, RB, (INS - BAM)(a)	4.63%	11/01/2056	1,250	1,242,722
				159,483,927
Georgia-1.53%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	765	754,741
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	230	220,322
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	750	760,638
Atlanta (City of), GA, Series 2022 A, RB	4.00%	07/01/2052	100	93,952
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2048	250	263,521
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	1,050	1,093,615
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	430	454,602
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	510	532,753
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	200	222,662
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	205	226,436
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	350,351
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	1,640	1,585,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	$85	$89,118
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	1,770	1,773,022
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	920	737,319
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2049	1,040	977,039
Brookhaven (City of), GA Urban Redevelopment Agency, Series 2023 A, RB	4.00%	07/01/2053	125	121,317
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	1,590	1,034,872
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	740	719,531
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	415	403,521
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	45	47,096
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2055	350	362,971
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	25	25,067
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	80	81,027
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	220	221,524
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	445	452,051
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,440	1,271,641
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	1,200	1,321,898
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	120	125,907
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB	5.13%	04/01/2053	710	737,809
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2048	25	26,275
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	98,258
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	78,848
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	436,302
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	590	539,450
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	320	356,263
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	370	385,354
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	300	317,823
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	1,000	1,049,966
Forsyth (County of), GA, Series 2019, Ref. RB	3.00%	04/01/2049	105	81,730
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	396,342
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	195	151,373
Fulton (County of), GA, Series 2020 A, RB	2.38%	01/01/2044	220	166,670
Fulton (County of), GA, Series 2020 A, RB	3.00%	01/01/2045	25	20,592
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2017, RB	5.00%	04/01/2047	50	50,346
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	25	26,100
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	725	705,087
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	10	10,027
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	775	642,283
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	915	843,306
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,318
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	425	430,456
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,065	945,917
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	60	60,736
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	200	204,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	$230	$230,045
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	1,345	1,267,402
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	3.00%	02/15/2047	140	107,494
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	651,122
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,030	752,430
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	897,802
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,375	1,189,378
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2041	100	94,086
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	790	760,095
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	500	498,119
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	85	84,997
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015, RB	5.00%	07/01/2060	370	369,989
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	55	50,009
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	380	343,531
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	650	650,797
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	250	251,189
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	165	166,186
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	350	352,515
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	1,010	977,915
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	250	256,848
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	1,000	1,014,926
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2054	50	52,399
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	135	108,516
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2046	50	49,301
Georgia (State of) Ports Authority, Series 2021, RB	2.63%	07/01/2051	525	365,798
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	970	922,410
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	155	170,214
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,155	1,131,251
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	175	185,035
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	2,015	1,908,196
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,074,259
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	2,100	2,100,026
Griffin (City of), GA, Series 2025, RB, (INS - BAM)(a)	5.00%	01/01/2056	250	261,029
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	440	432,132
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,100	954,267
Jefferson Public Building Authority, Series 2025, RB	4.50%	02/01/2055	925	925,761
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	295	309,356
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	819,673
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,075,277
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	145	112,895
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	540	584,522
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	910	957,830
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	600	464,802
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	506,979
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	610	612,325
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	10,103
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	145	165,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	$15	$16,874
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	30	33,372
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	25,003
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	95	83,117
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	840	812,577
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	235	247,280
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	1,025	1,067,728
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	515	496,766
Savannah Georgia Convention Center Authority, Series 2025, RB	5.25%	06/01/2061	400	401,405
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	760	781,452
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	115	119,676
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	555	536,774
Walton Industrial Building Authority, Series 2021, RB	4.00%	02/01/2052	30	28,604
				57,973,263
Guam-0.01%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	445	445,802
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	40,827
				486,629
Hawaii-0.10%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2043	5	5,468
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	800,206
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	250	254,740
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,200	1,234,179
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,072,420
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	5	5,029
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	500	500,760
				3,872,802
Idaho-0.18%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	475	441,966
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	3.00%	03/01/2051	125	89,543
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	565	510,245
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	4.38%	03/01/2053	90	86,865
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	280	298,468
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	105	98,527
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2019, RB	4.00%	12/01/2043	40	39,716
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,410	1,492,469
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	600	646,861
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	1,225	1,307,919
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	670	640,853
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	5.00%	08/15/2049	440	469,740
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	4.00%	08/15/2050	600	568,815
				6,691,987
Illinois-3.51%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	250	251,274
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	202,884
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	210	188,555
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,145	2,152,538
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	455	457,300
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	405	427,853
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,035	1,092,064
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	500	523,490
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	$470	$491,828
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2058	75	78,329
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,271,169
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2042	250	257,180
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2043	1,090	1,108,535
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	1,300	1,318,455
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	1,005,532
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	30,649
Chicago (City of), IL, Series 2025 A, GO Bonds	6.00%	01/01/2050	1,440	1,516,199
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	1,380	1,389,223
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	395	396,474
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	205	205,755
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	260	254,848
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	2,010	1,977,304
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,040	1,057,032
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	725	733,689
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	1,005	905,160
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	4.50%	01/01/2056	750	734,214
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	985	1,027,961
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	1,665	1,746,360
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	1,215	1,291,022
Chicago (City of), IL (O’Hare International Airport), Series 2025 C, Ref. RB	5.25%	01/01/2054	75	79,334
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2061	1,000	1,049,507
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,565	2,599,058
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	680	686,451
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2046	500	495,564
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	103,117
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,000	2,130,077
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	320	361,473
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	415	463,472
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	270	297,681
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	280	292,466
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	620	642,887
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	220	221,165
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2051	270	270,879
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	1,065	1,067,844
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	885	916,796
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	150	132,985
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	1,810	1,565,773
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,950	1,756,020
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	638,372
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	830,398
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	520	539,310
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	405	448,075
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	315	346,048
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	435	473,133
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	490	527,645
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,520	2,601,922
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2040	120	121,305
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2041	185	186,297
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	225	240,507
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	270	291,903
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	130	131,320
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	1,640	1,242,269
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, Series 2022, GO Bonds	4.00%	09/15/2042	125	126,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	$65	$63,340
Illinois (State of), Series 2017 A, GO Bonds	4.25%	12/01/2040	10	10,028
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	10,047
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2041	95	92,774
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	175	168,739
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	130	123,574
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	80	74,563
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	50	48,291
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	780	744,789
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	445	435,185
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	1,290	1,370,347
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2041	105	104,245
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,430	1,466,292
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,455	2,683,694
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,586,758
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	535,472
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	45	47,009
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	30	31,171
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	399,275
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	267,947
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	855	909,039
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,750	1,846,280
Illinois (State of), Series 2023 B, GO Bonds	4.50%	05/01/2048	65	63,090
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	65	68,034
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,025	1,064,898
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2046	45	46,436
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2047	250	256,088
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	240	244,734
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	160	174,116
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	650	712,109
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	465	504,152
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	510	547,337
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2045	220	234,123
Illinois (State of), Series 2024 B, GO Bonds	4.25%	05/01/2046	525	496,655
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	1,550	1,626,676
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	550	573,507
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	107,574
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	400	380,896
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	1,055	948,597
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	210	228,405
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	595	642,192
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	95	101,451
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	510	536,980
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	610	644,124
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	780	817,956
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	1,370	1,428,529
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	295	323,470
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	135	146,785
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	100	107,469
Illinois (State of), Series 2025, RB	5.00%	06/15/2045	25	26,541
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2015, RB	4.13%	05/01/2045	15	14,395
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	240	243,610
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	640	642,704
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,320	1,033,091
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,280,052
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	680	774,494
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2043	235	264,642
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB(d)(e)	5.00%	06/01/2026	1,100	1,107,616
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	$1,060	$1,087,371
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	920	945,832
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	905	917,969
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	225	179,184
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,105	1,014,619
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	1,190	1,192,042
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	4.13%	05/15/2047	240	228,503
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	1,365	962,874
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	2,325	2,029,845
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	165	165,434
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	550	555,036
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	620	658,260
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	345	362,525
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	390	388,502
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2020 A, RB	4.00%	04/01/2050	740	672,051
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	855	874,425
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	1,190	1,204,332
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,341,641
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,241,548
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	260	259,980
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	499,966
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	405	422,128
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	635	557,101
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	3,010	3,020,465
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	2,015,800
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,075	961,897
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,905	1,644,643
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2053	230	230,050
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	230	215,286
Illinois (State of) Regional Transportation Authority, Series 2025 A, RB	5.00%	06/01/2055	25	25,786
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	2,105	2,173,636
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	920	957,266
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	768,448
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	500	538,006
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,715	2,847,132
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	330	332,541
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	1,050	1,132,572
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	1,610	1,518,718
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,520	1,602,503
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	540	594,302
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,100	1,216,355
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,305	1,409,980
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	1,055	1,148,212
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2044	15	16,514
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	170	182,823
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	1,035	1,105,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	$930	$932,168
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	100	100,972
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	1,100	1,104,470
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,375	1,217,848
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	125	125,950
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	775	796,382
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	540	558,478
Sales Tax Securitization Corp., Series 2025 A, Ref. RB	5.00%	01/01/2045	450	478,147
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	109	112,514
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,015	926,079
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	860	859,868
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	360	360,118
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	1,065	1,065,753
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	725	686,271
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	1,015	967,834
				133,114,546
Indiana-0.76%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	5	4,994
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2044	195	211,205
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	825,084
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	250	276,598
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	1,750	1,936,190
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2016, RB	5.00%	10/01/2041	205	206,697
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	11/01/2043	5	5,137
Indiana (State of) Finance Authority, Series 2020 A, RB	4.00%	07/01/2050	10	8,676
Indiana (State of) Finance Authority, Series 2021, Ref. RB	3.00%	10/01/2041	50	44,876
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	4.25%	01/01/2047	265	258,742
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	10	10,179
Indiana (State of) Finance Authority, Series 2022, Ref. RB	5.25%	09/01/2057	525	505,418
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	11/01/2054	500	509,460
Indiana (State of) Finance Authority, Series 2024, RB	5.25%	07/01/2064	300	303,397
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.25%	03/01/2049	250	232,653
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.00%	10/01/2043	5	5,486
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	15	16,433
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2042	5	5,582
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	320	352,548
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	675	680,398
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	90	89,997
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	150	150,002
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	205	205,992
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB	3.13%	03/01/2044	320	265,971
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	2,480	2,255,962
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	5.00%	11/01/2051	35	35,034
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,410	1,482,233
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	230	238,827
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	1,990	2,053,574
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	926,179
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	265	292,248
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	180	196,272
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	2,450	2,514,628
Indiana (State of) Finance Authority (Parkview Health), Series 2018 A, RB	4.00%	11/01/2048	10	9,038
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	390	391,108
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	$60	$56,429
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	4.00%	11/15/2046	5	4,702
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	1,430	1,436,531
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	310	310,469
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	840	844,532
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	240	247,566
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	785	864,987
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	4.00%	02/01/2044	30	30,041
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	290	262,919
Indianapolis Local Public Improvement Bond Bank, Series 2022 B, Ref. RB	4.00%	02/01/2047	20	19,339
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	20	22,335
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	20	18,921
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	75	78,136
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	115	119,183
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.25%	01/01/2055	40	42,139
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	970	1,038,340
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel), Series 2023 E, RB	6.00%	03/01/2053	150	157,216
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	1,000	1,033,390
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	1,500	1,531,060
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	90	91,648
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	125	135,899
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	935	937,048
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	285	303,590
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	760	792,287
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	860	845,157
				28,730,682
Iowa-0.13%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	500	506,741
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	240	172,688
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022, RB	3.00%	09/01/2061	100	70,111
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	506,241
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	250	250,087
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,530	1,471,249
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2021 A, Ref. RB	4.00%	05/15/2046	15	13,067
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	830	783,753
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	53,478
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	37,853
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	520	523,370
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	500	527,225
				4,915,863
Kansas-0.12%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	525	564,569
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	265	276,540
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	450	413,701
Johnson County Unified School District No. 512 Shawnee Mission, Series 2021 A, Ref. GO Bonds	3.00%	10/01/2041	40	36,471
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	15	15,380
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2043	5	5,075
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	15	17,139
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2042	20	22,683
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	35	39,272
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2044	20	22,185
Kansas (State of) Development Finance Authority, Series 2025, RB	4.50%	09/01/2054	500	502,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
University of Kansas Hospital Authority, Series 2017, Ref. RB	4.00%	03/01/2042	$210	$210,058
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	25	25,158
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	750,928
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	225	225,102
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	250	250,158
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,052,605
				4,429,357
Kentucky-0.67%
Kentucky (Commonwealth of), Series 2018, COP	4.00%	04/15/2048	65	61,088
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	55	56,556
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	155	158,345
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	250	253,011
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,010	1,021,989
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	1,390	1,409,750
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,455	1,460,297
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	205	205,099
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,012,882
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	30	30,085
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	600	581,951
Kentucky (Commonwealth of) Municipal Energy Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	5.00%	09/01/2042	5	5,003
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	1,000	1,034,153
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State), Series 2019 A, Ref. RB	4.00%	09/01/2045	15	13,716
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,150,004
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	670	749,706
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	560	620,044
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	1,275	1,398,874
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2041	35	39,889
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	70	78,743
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	610	678,644
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	130	142,830
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2042	910	1,028,110
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	30	33,075
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2045	500	544,669
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	2,225	2,075,250
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	355	364,919
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	65,500
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	845	826,573
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,270	1,305,103
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	2,055	1,686,466
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2017 A, RB	4.00%	05/15/2048	50	47,636
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2020 A, RB	3.00%	10/01/2043	380	315,145
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	700	733,659
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	30	29,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	$515	$539,026
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2025 A, Ref. RB	5.00%	05/15/2055	360	379,850
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	955	866,753
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	1,825	1,465,949
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	45	48,855
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	240	238,688
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	335	334,927
University of Kentucky (UK Healthcare Cancer Center Parking), Series 2024, RB	4.13%	10/01/2054	140	129,798
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	25	26,356
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	36,649
				25,285,240
Louisiana-0.56%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	870	870,976
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	1,715	1,753,634
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	155	155,106
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2046	140	149,506
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	23,874
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	295	272,822
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	15	16,602
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	20	21,893
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	1,405	1,415,844
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	110	111,737
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	185	188,943
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	130	128,943
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	155	145,661
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	30	30,569
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB	4.00%	06/01/2050	25	21,700
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	1,335	967,504
Louisiana (State of) Public Facilities Authority (Louisiana State University), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2065	400	419,503
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	220	221,201
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	5.00%	05/15/2047	195	195,081
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	190	190,211
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	375	369,239
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	455	460,689
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	180	181,110
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	3,545	2,663,139
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	2,635	2,391,661
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2050	1,055	1,116,199
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2055	50	52,409
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	10	10,683
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	490	490,203
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	10,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	$135	$117,756
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2056	5	5,000
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	395	410,014
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	4.00%	04/01/2050	80	70,273
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,025	1,071,112
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	440	456,605
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	865	902,073
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,440	1,506,146
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,027,398
New Orleans (City of), LA, Series 2024 A, GO Bonds	5.00%	12/01/2053	75	76,923
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	15	15,242
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	165	165,392
Parish of East Baton Rouge Capital Improvements District, Series 2024, RB	5.00%	08/01/2048	10	10,514
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	20	20,162
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	250	230,542
				21,131,794
Maine-0.10%
Maine (State of) Finance Authority (University of New England), Series 2025, RB	5.50%	07/01/2055	15	15,988
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	25	23,037
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	4.75%	07/01/2053	20	20,226
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	660	695,039
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	40	41,037
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,864
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	590	559,714
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	2,265	2,036,279
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	45	45,966
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	435	432,662
				3,930,812
Maryland-0.93%
Anne Arundel (County of), MD, Series 2020, GO Bonds	3.00%	10/01/2049	15	11,834
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	300	301,308
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	115	114,855
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	55	56,353
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	20	20,262
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	2,495	2,511,758
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	255	240,600
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	617,698
Baltimore (County of), MD, Series 2018, GO Bonds	4.00%	03/01/2048	25	24,797
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2049	20	19,707
Baltimore (County of), MD, Series 2025, GO Bonds	5.00%	03/01/2052	75	79,924
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	500	526,151
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	947,005
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,058
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	225	178,100
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	80	67,980
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	510	526,751
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	750	768,640
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	240	253,296
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	355	349,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	4.00%	07/01/2041	$500	$500,432
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	689,057
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	1,800	1,827,808
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,110,553
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	235	202,977
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	860	779,200
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2055	705	728,726
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2051	1,200	1,270,168
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2054	1,640	1,725,515
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	985	933,171
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center), Series 2016, Ref. RB	4.00%	07/01/2042	520	519,895
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	45,357
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	47,284
Maryland (State of) Health & Higher Educational Facilities Authority (TidalHealth), Series 2025 C, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	275	296,346
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,360	1,246,074
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	1,110	1,169,884
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2045	20	18,502
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	2,105	2,176,817
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,405	1,334,222
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	865	793,810
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	2.75%	06/01/2051	205	143,625
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	85	79,227
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	4.00%	06/01/2049	305	285,276
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	110	117,182
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	1,060	1,104,649
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,016,620
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	450	438,281
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,305	1,388,164
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	335	268,953
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,057,784
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2045	695	695,872
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	490	466,110
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	2.50%	07/01/2047	250	178,924
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2041	505	573,217
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2042	620	696,190
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	215	239,274
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	290	295,893
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	260	269,311
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	440	468,235
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	230	223,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2051	$160	$152,648
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	45	45,017
				35,261,328
Massachusetts-4.78%
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	15	16,959
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2043	500	559,680
Brockton (City of), MA, Series 2022, GO Bonds	4.00%	08/01/2047	200	195,603
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2055	395	407,680
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	575	574,989
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	4.00%	07/01/2045	10	9,963
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	210	210,033
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,165	1,165,012
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	255	255,001
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	1,980	1,964,965
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	3,225	3,184,385
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	2,195	2,001,981
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	755	755,008
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	1,810	1,548,582
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	2,145	2,095,183
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	3,855	3,854,939
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	1,735	1,395,576
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	3,000	3,001,398
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	205	202,862
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	460	449,082
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	1,080	1,102,538
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,538
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,115	1,133,748
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	70	68,382
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	2,000	2,065,785
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	165	165,157
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	740	740,707
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2045	80	79,713
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	115	112,343
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	80	77,289
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	505	522,222
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	60	61,911
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	46,097
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,440
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,350
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	325	334,550
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	102,674
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	205	215,162
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,010	1,061,938
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	3,145	3,236,796
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	10	10,635
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	115	121,817
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	65	68,552
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	155	162,708
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,189
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	675	545,047
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	595	472,111
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2048	450	353,164
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	225	175,219
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	240	174,246
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,035	1,091,424
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	85	88,563
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	5	5,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2042	$30	$27,050
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	1,065	1,127,170
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,245	3,355,729
Massachusetts (Commonwealth of), Series 2020, GO Bonds	3.00%	07/01/2048	150	117,495
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2042	115	87,347
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	290	318,394
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,105	876,325
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2048	360	282,390
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2049	515	400,865
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.00%	04/01/2050	790	480,933
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,037,406
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	315	340,596
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2041	75	69,285
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,020	1,045,903
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	43,986
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2048	1,105	867,596
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	16,700
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	10	10,588
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	105	112,676
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	25	27,649
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	45	47,672
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	2,305	2,426,662
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	15	15,745
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	10	10,413
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	30	33,089
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	445	470,010
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	1,310	1,366,637
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	30	33,669
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	75	82,721
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	65	68,836
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	110	122,818
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	40	44,246
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2050	750	788,303
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,048,124
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,072,353
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	2,120	2,216,233
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	25	26,532
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	35	39,280
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,190	2,314,919
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	3,105	3,247,012
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	100	112,461
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	670	742,462
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	5	5,687
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	30	33,805
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	125	139,433
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	10	11,020
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2046	1,000	1,079,005
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	205	219,504
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	1,440	1,508,210
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	115	130,794
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	780	878,937
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	205	228,671
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,410
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	10	11,047
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	2,135	2,250,261
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	2,645	2,777,967
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,735	1,819,316
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	68,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	$180	$204,246
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	200	224,514
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2045	175	191,762
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2049	5	5,313
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2053	1,200	1,262,268
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2050	50	52,954
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2042	25	28,479
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	205	222,724
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	2,000	2,121,919
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	3,035	3,186,646
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2042	240	273,917
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	300	326,326
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	255	275,028
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2048	250	267,430
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	1,530	1,630,286
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2052	200	211,211
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2053	290	305,752
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2047	250	269,935
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2048	1,195	1,279,583
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2049	500	533,272
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2052	600	634,145
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2042	10	11,478
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	1,020	1,085,859
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	1,480	1,558,286
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	1,500	1,578,362
Massachusetts (Commonwealth of), Subseries 2018 D, GO Bonds	4.00%	05/01/2048	20	19,102
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,131
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	85	87,062
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	50	50,773
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	1,915	2,004,903
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	10	10,274
Massachusetts (Commonwealth of) (Rail Enhancement Bonds) (Sustainability Bonds), Series 2024, RB	5.00%	06/01/2054	1,195	1,252,925
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	230	238,987
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	945	991,693
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	215	223,261
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,380	2,485,411
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021, RB	4.00%	06/01/2050	620	597,958
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	2,830	2,881,136
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	2.50%	07/01/2046	40	29,114
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2051	910	850,712
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	765	857,257
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	4.00%	07/01/2044	325	329,604
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	35	38,739
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	60	65,648
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	21,637
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2047	40	42,908
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	175	186,567
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,085	1,163,580
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2042	35	40,137
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2044	40	44,707
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	5	5,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2046	$60	$65,403
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2047	300	329,784
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2050	175	186,462
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	720	782,127
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	4.75%	07/01/2055	1,070	1,094,378
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2055	500	526,316
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	1,930	2,074,467
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2048	760	735,270
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	605	567,479
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	2,025	2,153,691
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	15	16,025
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	500	521,457
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2044	190	211,665
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2043	10	11,271
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	5	5,511
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2045	300	333,505
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2048	500	540,308
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2049	500	537,232
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2050	500	535,260
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2056	1,000	1,059,254
Massachusetts (Commonwealth of) Development Finance Agency, Series 2013, RB	5.00%	07/01/2044	40	39,997
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016, Ref. RB	5.00%	07/01/2046	1,425	1,425,591
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	535	536,486
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	4.00%	07/01/2044	50	44,710
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,045	1,046,855
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	15	16,678
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	670	630,710
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	1,245	1,322,161
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.25%	06/01/2055	1,250	1,309,759
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB	5.25%	07/01/2055	55	54,847
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2050	1,760	1,847,203
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2042	600	679,618
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2043	500	559,710
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2044	660	729,598
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2053	250	262,307
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	4.25%	07/01/2055	265	255,972
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	300	314,145
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	340	366,926
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	485	486,134
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	15	15,293
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	2,350	2,351,241
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	755,050
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	1,370	1,216,911
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	1,725	1,758,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	$1,020	$1,018,565
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	300	295,778
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	1,315	1,322,641
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	4.00%	10/01/2046	585	567,730
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	555	585,707
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	4.00%	10/01/2048	315	299,251
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	860	916,401
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB	5.50%	08/15/2050	45	47,455
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	285	292,642
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	1,750	1,775,201
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2053	370	372,674
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	1,415	1,431,203
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,520	1,528,495
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	600	596,438
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	174,593
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	355	298,698
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	30	33,198
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	20	21,917
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	705	744,988
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	620	642,324
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	670	723,398
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	15	15,883
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	470	450,998
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	455	456,294
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	1,110	1,110,394
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,364,209
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,016,081
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,400	1,404,082
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	588,491
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2025, Ref. RB	6.00%	07/01/2050	250	267,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	$800	$761,229
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	20	18,293
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	95	95,626
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.25%	07/01/2050	100	103,303
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	3,595	2,904,838
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	1,500	1,404,662
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	200	196,242
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	90	90,600
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2020, RB	5.00%	07/01/2050	80	90,939
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2021 V, RB	5.00%	07/01/2055	810	889,843
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	105	115,603
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2023 B, Ref. RB	4.38%	07/01/2052	375	340,904
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, RB	5.25%	06/01/2065	500	523,432
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, Ref. RB	4.00%	07/01/2045	55	54,851
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	100,116
Massachusetts (Commonwealth of) School Building Authority, Series 2015 B, RB	4.00%	01/15/2045	315	313,045
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	460	464,336
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	700	702,996
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	400	412,131
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	395	406,979
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	415	436,127
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	1,250	1,323,415
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.25%	02/15/2050	400	431,508
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	1,575	1,651,616
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	550	600,388
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016, Ref. RB	3.00%	08/01/2042	35	31,441
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	80	80,105
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	15	15,871
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	3.00%	08/15/2050	280	213,793
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	250	258,290
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,080	3,217,228
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	275	296,377
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	410	403,855
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	105	104,641
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	2,000	2,057,870
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	335	327,206
Wakefield (Town of), MA, Series 2025, GO Bonds	5.00%	08/15/2050	320	345,717
				181,219,554
Michigan-1.50%
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	169,515
Detroit Downtown Development Authority, Series 2024 Ref. RB	5.00%	07/01/2048	195	203,680
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	270	242,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	$645	$636,777
Grand Traverse (County of), MO Hospital Finance Authority (Munson Healthcare Obligated Group), Series 2021, Ref. RB	3.00%	07/01/2051	75	54,476
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	1,160	1,164,062
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	10	10,474
Great Lakes Water Authority, Series 2022 B, RB	5.50%	07/01/2052	140	148,657
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	15	16,009
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	315	332,496
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	527,772
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	500	529,947
Great Lakes Water Authority, Series 2025 D, RB	5.50%	07/01/2055	210	225,958
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	215	226,473
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	4.13%	06/01/2048	290	281,866
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	473,203
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	85	87,245
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	555	574,362
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,085	1,139,586
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,037,209
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	1,375	1,456,731
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,380	1,356,502
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	165	173,343
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,005	1,003,475
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	805	824,161
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	830	806,587
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	85	95,268
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	85	94,296
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	295	323,704
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	605	679,719
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	990	1,056,407
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,170	1,253,040
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,275	1,387,187
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	1,095	1,107,605
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	5	5,032
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	280	281,259
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	265	251,539
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	3.00%	10/15/2045	440	359,488
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	325	314,390
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,055,414
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,065	987,372
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	320	337,515
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	360	344,010
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	160	170,956
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	425	452,156
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	90	94,957
Michigan (State of) Finance Authority, Series 2019, RB(d)(e)	5.00%	05/15/2026	175	175,938
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2050	80	74,186
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,190	1,190,814
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	645	598,695
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,400	1,420,636
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	210	217,045
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	4.00%	11/01/2048	230	212,266
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,275	1,288,169
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.25%	11/15/2042	320	281,018
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,730	1,589,000
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	125	127,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	$1,665	$1,474,238
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2049	325	344,386
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	1,545	1,463,813
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	562,634
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,555	1,481,129
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	725	661,091
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	2,615	2,324,216
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	105	92,979
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB(d)(e)	5.00%	12/01/2027	20	20,923
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	480	492,965
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	860	806,981
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2046	10	10,121
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	625	462,647
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	690	623,193
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	795	724,609
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	80	81,517
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2055	70	63,594
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2020, RB, (INS - BAM)(a)	4.00%	11/01/2055	500	459,272
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,220	1,118,129
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(d)(e)	5.00%	05/15/2030	165	183,417
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	385	394,438
Michigan (State of) Strategic Fund (Mich Senate Offices), Series 2015, RB	4.00%	10/15/2047	1,665	1,605,497
Michigan State University, Series 2019 B, RB	4.00%	02/15/2044	460	461,834
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	400	417,890
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	315	325,159
Michigan State University, Series 2019 C, Ref. RB	4.00%	02/15/2044	890	894,112
Michigan State University, Series 2024 A, GO Bonds	5.25%	08/15/2046	130	141,888
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	420	445,202
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	1,260	1,347,638
Michigan State University, Series 2025 A, Ref. RB	5.25%	02/15/2050	50	54,037
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	620	653,002
Northern Michigan University, Series 2025 A, RB	5.50%	06/01/2055	5	5,378
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	187,361
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	1,000	1,050,882
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	700	719,876
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	1,250	1,291,057
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	255	272,773
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	310	323,787
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	55	57,061
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,340	1,252,059
				56,882,190
Minnesota-0.56%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	10	10,051
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,200,472
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,008,072
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	650	651,722
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	859,686
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	$360	$362,894
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2058	665	667,551
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	1,095	1,147,996
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,037,655
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,118
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	105	101,486
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	76,786
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	1,105	1,144,791
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	630	580,740
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	100,013
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	385	333,248
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,960
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	962,983
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	589,476
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	318,639
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	245	276,640
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	105	116,127
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	310	353,024
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	750	837,844
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	90	83,974
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	340	360,378
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	1,645	1,712,033
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	505	462,843
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Ohio School District)	3.00%	02/01/2046	390	318,437
Rochester (City of), MN, Series 2018, RB	4.00%	11/15/2048	1,025	1,001,052
Rochester (City of), MN, Series 2025 A, RB	4.25%	11/15/2050	100	99,641
Rochester (City of), MN, Series 2025 A, RB	4.38%	11/15/2053	10	10,000
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	775	803,488
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	5.00%	05/01/2046	20	20,025
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	610	622,040
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	4.00%	05/01/2049	240	217,576
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	300	273,077
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	995	1,026,870
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	1,265	1,207,697
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	55	55,071
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	360	365,573
				21,402,749
Mississippi-0.09%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	420	400,907
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	270	252,838
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2041	685	684,967
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,006,867
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	185	185,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	$695	$719,266
Mississippi (State of) University Educational Building Corp. (State University Facilities), Series 2017 , Ref. RB	4.00%	08/01/2043	185	185,198
Mississippi Business Finance Corp. (System Energy Resources, Inc.), Series 2021, RB	2.38%	06/01/2044	165	111,689
				3,546,829
Missouri-0.68%
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2047	5	5,328
Jackson (County of), MO, Series 2023 A, RB	4.25%	12/01/2053	175	169,333
Jackson (County of), MO, Series 2023 A, RB	4.38%	12/01/2058	320	313,672
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2058	305	320,402
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	35	35,170
Kansas (City of), MO, Series 2023 A, RB	4.00%	01/01/2048	15	14,390
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	211,170
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	587,442
Metropolitan St. Louis Sewer District, Series 2016 C, RB(d)	4.00%	05/01/2041	95	95,210
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,774
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	758,661
Missouri (State of) Health & Educational Facilities Authority, Series 2018 A, RB	4.00%	06/01/2048	120	109,529
Missouri (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	4.00%	02/01/2042	25	23,839
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	4.00%	06/01/2050	235	210,409
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	2,380	1,745,579
Missouri (State of) Health & Educational Facilities Authority, Series 2022 A, RB	5.00%	06/01/2052	525	552,882
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(e)	4.00%	01/01/2046	250	233,394
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	1,380	1,344,756
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(e)	4.00%	01/01/2048	60	55,535
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	205	195,180
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,901,942
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	170	163,427
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.25%	04/01/2055	1,025	961,754
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	125	114,100
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	2,690	2,623,802
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,055	979,097
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	680	644,580
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	100	102,236
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	685	586,350
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	515	462,695
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	240	213,977
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	1,205	1,058,837
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	43,053
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	685	711,293
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	355	338,561
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	575	512,281
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2054	100	87,274
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	2,630	2,379,633
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	3.75%	06/01/2049	75	62,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	$350	$350,054
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	785	785,283
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	485	453,348
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	40	40,004
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,382,742
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	20	19,850
Missouri (State of) Joint Municipal Electric Utility Commission (Marshall Energy Center), Series 2025, RB	5.00%	01/01/2051	250	260,133
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	9,552
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2042	300	306,883
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	25	25,479
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	135	135,157
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	255	273,948
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	720	761,489
				25,774,378
Montana-0.08%
Lewis & Clark County High School District No 1 Helena, Series 2025, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2056	500	523,683
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	1,415	1,418,690
Montana (State of) Facility Finance Authority, Series 2018, Ref. RB	5.00%	07/01/2048	630	635,595
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	245	247,774
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	505	369,435
				3,195,177
Nebraska-0.69%
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2046	1,525	1,604,844
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2055	1,400	1,431,531
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.25%	07/01/2055	1,000	1,045,074
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	2,300	2,505,892
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2052	30	31,053
Douglas (County of), NE Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	115	113,761
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	4.00%	11/15/2042	25	24,697
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	80	80,622
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital), Series 2014, RB	5.00%	05/15/2044	350	350,081
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	5.00%	11/01/2045	80	80,043
Douglas (County of), NE Hospital Authority No. 3, Series 2025, Ref. RB	5.00%	11/01/2049	10	10,419
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	770	740,007
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	380	364,677
Nebraska Educational Health Cultural & Social Services Finance Authority, Series 2019, Ref. RB	4.00%	01/01/2049	85	77,550
Omaha (City of), NE, Series 2014, RB	4.00%	11/15/2044	35	34,993
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	60	60,339
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	616,830
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	715	752,494
Omaha (City of), NE Public Power District, Series 2021 A, RB	4.00%	02/01/2051	1,005	950,445
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	180	176,774
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	640	641,981
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,010	1,064,918
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,315	1,406,794
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	800	847,426
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	1,000	1,059,282
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2049	370	404,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	$45	$48,619
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	951,409
Omaha (City of), NE Public Power District, Series 2024 C, RB	5.00%	02/01/2054	420	441,410
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	575	633,812
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	1,640	1,773,766
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	250	266,499
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	1,850	1,951,048
Omaha Public Power District Nebraska City Station Unit 2, Series 2026 A, Ref. RB	5.00%	02/01/2049	535	569,138
Omaha School District, Series 2020, GO Bonds	3.00%	12/15/2042	10	9,021
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	90	86,510
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	970	803,418
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	535	477,500
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	595	547,641
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,130	1,011,806
University of Nebraska Facilities Corp. (The), Series 2021, RB	3.00%	07/15/2054	65	47,163
				26,095,938
Nevada-0.48%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	130,182
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,141,725
Clark (County of), NV, Series 2022, RB	3.00%	07/01/2042	25	22,961
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	615	616,370
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2018, GO Bonds	4.00%	07/01/2045	25	25,025
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,855	1,898,233
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2053	215	223,594
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	5	5,552
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2043	1,000	1,099,698
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	250	271,858
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	1,025	1,027,748
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,775	1,837,706
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,145	1,975,588
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	485	510,133
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	995,683
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(d)(e)	5.00%	06/01/2026	770	775,235
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds(d)(e)	5.00%	06/01/2026	1,240	1,248,430
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	290	287,849
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	1,075	1,013,254
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2044	15	16,639
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.25%	06/01/2050	400	432,341
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	27,943
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	2,040	2,046,157
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	285	298,744
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	225	224,958
				18,153,606
New Hampshire-0.23%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	480	515,197
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,650	1,575,617
New Hampshire (State of) Business Finance Authority (Adventist Health System), Series 2024, RB	5.25%	07/01/2054	25	25,140
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	2,055	2,066,533
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	575	607,009
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	960	886,484
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	2,470	2,015,153
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,060	782,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	$140	$151,307
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	45	45,376
				8,669,929
New Jersey-3.02%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2015, RB, (INS - AGI)(a)	4.00%	07/01/2042	40	40,008
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2046	465	461,010
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	290	275,383
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,530	1,608,286
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2042	10	10,262
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	80	83,408
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2048	1,000	1,027,408
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2044	25	24,782
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	26,067
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	3,065	3,261,740
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,390	2,478,263
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	580	558,886
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	535	495,489
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	886,214
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	460	455,527
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	375	420,848
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	111,261
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,475	1,507,915
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	250	264,400
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	4,974
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	925	909,736
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,700	2,945,455
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2015 D, RB	4.00%	07/01/2045	75	75,001
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,185	864,834
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	1,840	1,626,166
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,275	1,114,500
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	755	756,555
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2043	275	275,122
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	16,858
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	255	241,861
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	740	598,195
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	240	179,936
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	1,950	1,951,107
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2046	210	210,424
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	265	246,259
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	355,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	$205	$218,266
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	120	129,460
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,130	1,150,935
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,655	1,664,827
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,005	772,102
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	1,665	1,597,397
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2042	250	278,123
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	20	22,379
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	85	90,541
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,089
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,017
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	295	281,319
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	400	316,748
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	2,340	2,340,190
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	750	782,023
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,085	1,079,688
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,525	1,575,401
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	690	598,832
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,405	1,309,102
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,625	2,692,730
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.50%	06/15/2049	25	25,068
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	800,192
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,330	2,305,951
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,025	1,072,484
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,205	921,358
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	2,710	2,525,029
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	750	764,746
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	795	804,053
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,565	1,520,456
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	310	346,142
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,290	1,313,546
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	1,010,574
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	578,834
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	260	285,401
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	579,155
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	299,751
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	3.00%	06/15/2050	125	95,577
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	250	280,533
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	145	161,445
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	960	976,343
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	75	83,435
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2042	5	5,516
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	625	682,909
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,705	1,809,602
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	3,025	3,210,610
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	4.00%	06/15/2042	$1,650	$1,675,137
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,424,059
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	2,020	2,251,604
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	190	213,737
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	75	83,599
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	90	99,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	195	212,669
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2045	510	551,072
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	839,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,030	2,161,663
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	1,000	943,289
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	2,650	2,807,742
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	500	562,988
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	500	556,420
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2044	500	549,509
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	105	114,075
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	2,180	2,281,960
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	3,195	3,318,011
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	30	29,892
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	605	607,206
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	4.00%	01/01/2048	5	4,874
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	2,575	2,640,787
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,740	3,827,243
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	3,095	3,007,042
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	400	440,344
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,445	1,493,854
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	2,400	2,559,696
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,826,768
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,718,960
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	30	33,133
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	140	150,564
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	10	10,670
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2042	1,000	1,113,812
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,600,401
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	10	10,937
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	1,250	1,354,753
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	10	11,215
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	4.75%	01/01/2050	400	416,013
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	2,050	2,203,789
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	500	554,825
Passaic (County of), NJ Valley Water Commission, Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2053	5	4,874
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	70	72,851
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	20	20,329
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	265	275,474
South Jersey Transportation Authority, Series 2022, RB, (INS - BAM)(a)	5.25%	11/01/2052	20	20,966
				114,440,303
New Mexico-0.05%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	1,045	780,834
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	4.00%	08/01/2048	290	266,731
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	959,152
				2,006,717
New York-21.82%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	35	37,493
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	5	5,032
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	295	302,831
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	505	536,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	$1,185	$1,243,292
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	1,000	1,143,230
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	15	16,403
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	1,200	1,278,917
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	2,925	3,159,916
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	345	283,829
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	2,460	2,007,328
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	750	545,635
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	500	455,425
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	111,472
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,000,018
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	915	915,635
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	325	320,452
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	180	162,042
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,640	1,667,314
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	370	359,082
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	670	677,932
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	287,818
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	2,080	2,116,393
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	2,050	2,007,422
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	120	121,741
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	3,055	2,911,590
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	35,912
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	175	177,347
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	375	382,229
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	195	196,178
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	45	45,396
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	320	322,895
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	325	326,884
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	620	636,539
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	650	660,803
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	28,417
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	75	84,518
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	30	33,040
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	885	941,831
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,102,888
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,065,077
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	195	218,065
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	1,000	1,090,264
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	5	5,299
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,385	1,456,243
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	995	967,879
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	610	564,772
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,750	1,750,715
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	130	117,797
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	30	30,104
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	65	65,097
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,660	2,643,802
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	365	333,873
Metropolitan Transportation Authority, Series 2020 A-1, RB	5.00%	11/15/2048	280	286,621
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2042	265	264,663
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	500	469,444
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	1,185	1,089,088
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2047	5	4,532
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2048	$25	$22,467
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	25	25,018
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	64,448
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	310	303,444
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2042	65	72,112
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2044	15	16,157
Metropolitan Transportation Authority, Series 2025, Ref. RB	4.63%	11/15/2050	70	69,277
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	1,120	1,174,196
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,435	1,341,287
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	926,587
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	585	524,129
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	125	125,287
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	490	490,445
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,205	1,205,784
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	135	137,566
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,312,514
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	375	364,779
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	90	79,799
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	754,013
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,025	1,038,852
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	155	141,105
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	50	51,192
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	545	561,626
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	1,525	1,537,927
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	270	249,020
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	123,793
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	15	14,181
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	370	343,050
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	320	334,258
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	310	290,853
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	100	93,889
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,448
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,885	2,541,056
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	130	113,905
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	555	558,098
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	465	458,605
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	85	82,600
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	2,980	2,736,568
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,485	2,515,315
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,970	3,030,007
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	4,080	4,189,701
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	250	263,238
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	99,323
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	50	51,954
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	480	440,956
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	550	501,156
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,625	1,472,245
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	870	782,014
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,800	1,690,851
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	5	4,467
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	3,455	3,636,809
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	580	545,303
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,100	1,168,982
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	19,830
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	140	151,535
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	150	160,507
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	290	306,006
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	210	197,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	$30	$32,995
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	735	708,709
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	370	395,775
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	555	589,305
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	920	971,330
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	65	73,540
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	205	229,518
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	520	575,601
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	685	749,137
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	360	389,324
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	950	999,991
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	765	802,600
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	1,010	1,057,063
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	205	213,960
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	105	97,461
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	250	273,723
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	40	44,705
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	100	110,466
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	1,000	1,087,594
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	940	946,579
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2056	5	5,024
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	400	400,139
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	70	62,085
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	540	540,338
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	210	210,131
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	4,480	4,187,914
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	2,150	2,237,784
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,410	1,410,014
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	835	834,987
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	335	335,053
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	1,340	1,397,983
Nassau (County of), NY, Series 2023 A, GO Bonds	4.00%	04/01/2053	810	763,659
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	10	9,275
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	20	21,107
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	640	647,860
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	390	393,405
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	25	25,143
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	1,135	1,026,514
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	5	5,001
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	20	20,001
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	45	44,951
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	25	25,570
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	940	892,039
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	45	45,597
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	130	127,739
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	19,589
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	25	23,649
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	215	224,546
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	15	15,692
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,120	1,191,008
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,120	1,177,781
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2042	10	11,345
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	15	17,166
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	20	22,462
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	1,000	1,050,499
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	85	85,218
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	2,360	2,426,975
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	5	5,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	$650	$662,237
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	60	60,925
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	200	212,564
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	600	647,233
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2041	400	464,458
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,061,097
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,070	1,119,380
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	10	10,613
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	210	234,027
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	410	452,959
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	35	37,138
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	45	47,872
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	740	778,607
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	50	56,979
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	65	73,317
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	60	67,483
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	80	84,401
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	94,986
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	535	570,160
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2056	35	36,382
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	459,202
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	175	179,310
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	75	75,768
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,020	2,047,269
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	1,465	1,484,662
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	735	722,144
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	1,002,654
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	665	594,956
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	305	305,929
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	80	82,218
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	435	398,624
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	800	713,191
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	180	190,249
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	670	705,148
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	725	603,683
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	900	911,478
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	100	105,830
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	365	383,849
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	40	40,466
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	80	80,322
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	40	41,886
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	160	159,198
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	255	208,823
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	830	773,482
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	1,450	1,472,292
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	105	105,555
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	2,000	2,077,100
New York (City of), NY, Series 2021 A-1, GO Bonds	3.00%	08/01/2050	55	41,404
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	160	149,021
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	210	186,911
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	215	229,972
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	20	21,233
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	50	52,662
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,095	1,047,558
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	400	411,644
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	920	688,604
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	65	71,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	$245	$265,894
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	100	109,243
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	920	888,527
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	580	643,811
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	300	329,973
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	55	59,673
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	290	311,527
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2045	170	180,953
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	70	73,937
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	95	99,203
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,075	1,112,622
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,225	3,034,711
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	300	330,931
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	305	332,679
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	115	124,116
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	385	411,481
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	375	362,370
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	525	562,271
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	55	58,595
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	35	37,184
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	270	284,371
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	215,830
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2042	240	241,807
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	525	573,056
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,510	1,630,713
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	225,862
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	490	525,074
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2050	20	18,803
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2050	300	312,002
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	1,170	1,231,699
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	40	44,952
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	10	11,088
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	5	5,475
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2046	270	289,357
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2048	420	443,643
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	1,950	2,042,211
New York (City of), NY, Series 2025 A-1, GO Bonds	5.50%	08/01/2050	400	437,192
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2053	525	546,146
New York (City of), NY, Series 2025 A-1, GO Bonds	5.25%	08/01/2053	30	31,902
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	350	392,105
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2043	635	702,157
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	400	436,908
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	500	527,381
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	1,335	1,422,860
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	1,405	1,457,117
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	2,000	2,119,105
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2047	505	533,769
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	95	101,145
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	40	41,439
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	45	45,145
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	115	115,172
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	205	214,345
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	155	153,250
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	420	435,791
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,725	1,779,950
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	80	82,131
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	1,250	1,097,377
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	160	169,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	$1,060	$1,060,972
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	520	546,080
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	1,020	1,004,355
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	140	114,176
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	545	607,263
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	690	761,680
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	350	382,707
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,400	2,542,669
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	15	16,469
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,763
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	135	147,658
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	10	10,836
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	75,358
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	125	124,479
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	120	132,675
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	430	432,889
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,685	1,854,073
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	1,665	1,814,733
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2045	500	491,005
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	2,540	2,702,466
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,780	1,673,441
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	110	123,208
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	90	99,778
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	445	487,539
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	1,495	1,619,785
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	490	536,081
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	1,080	1,170,637
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	1,725	1,819,507
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	1,195	1,254,342
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,545	1,641,132
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,445	1,344,528
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	500	559,265
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	450	496,897
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	5	5,455
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2045	1,500	1,653,621
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,835	1,959,101
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	1,235	1,310,105
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	1,865	1,911,070
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	1,240	988,566
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	395	382,283
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	525	385,855
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	740	727,570
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	2,030	1,526,330
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	615	649,657
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,640	1,562,044
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	355	352,809
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	605	543,673
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	110	104,771
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	740	735,399
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	850	835,943
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	460	444,011
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	1,670	1,319,828
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	330	318,529
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	535	517,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	$155	$155,552
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	505	507,227
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	105	92,486
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	155	157,370
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	1,125	1,139,193
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	60	57,148
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	845	853,048
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	100	101,183
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	240	225,621
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	1,590	1,383,073
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	275	258,524
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	10	10,174
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	255	196,679
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	960	916,895
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	910	942,174
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	1,980	2,099,933
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	25	23,877
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	90	93,182
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	55	55,572
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	25	23,867
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,023,712
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	345,053
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	70	70,439
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	425	321,052
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	1,545	1,445,743
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	810	817,014
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	530	533,073
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,020	770,525
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,295	2,147,560
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	610	633,706
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,770	1,785,327
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	1,065	1,003,278
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	675	680,014
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	625	629,642
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	961,461
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	50	53,988
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	1,040	979,727
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	450	465,813
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,135	856,471
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	21,595
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	430	367,684
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,500	2,609,535
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	130	96,991
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	4,500	4,181,299
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,525	1,292,294
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	1,295	1,383,696
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	1,665	1,650,591
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,880	1,746,854
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	450	467,116
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,700	1,792,806
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	2,300	2,127,023
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	995	1,032,701
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	690	684,029
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	65	69,217
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	2,145	2,113,225
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,040	1,995,701
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	1,095	1,157,159
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,525	2,724,256
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	$485	$515,672
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	15	16,233
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	2,005	2,104,270
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	2,195	2,335,751
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	925	857,523
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	20	19,591
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	50	53,708
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	395	418,615
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	250	263,932
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	1,465	1,647,793
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2048	25	26,610
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	115	123,963
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	1,780	1,867,586
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.25%	06/15/2053	780	757,539
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	20	21,317
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	2,520	2,639,382
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	1,000	1,074,929
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	300	322,565
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	800	855,982
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	800	851,664
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	300	300,154
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	2,125	2,227,551
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	2,125	2,274,727
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	1,900	2,077,785
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	1,500	1,432,649
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	3,410	3,515,628
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	585	590,683
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,125	1,246,515
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,610,883
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,560,439
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,525	1,613,425
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	1,410	1,490,203
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	65	70,832
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	5	5,395
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	1,490	1,614,481
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,410	2,554,415
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	560	599,532
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	3,000	3,206,160
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	20	22,275
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	1,600	1,691,787
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	505	504,982
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	40	39,381
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	290	289,989
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	490	478,839
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	250	240,995
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	625	623,133
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	225	225,060
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	260	257,024
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	725	713,590
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	1,540	1,540,410
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	475	483,760
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	590	598,843
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	100	102,072
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	2,095	1,899,708
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	475	467,998
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	620	609,956
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	445	463,956
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	490	490,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	$685	$678,559
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	425	418,830
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	20	20,719
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	310	318,975
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	230	197,862
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	67,338
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	820	723,861
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	665	669,896
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	530	530,938
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	610	606,235
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	190	154,274
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	70	70,584
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	115	115,235
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	415	412,654
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	1,345	1,303,041
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	405	314,068
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	40	37,508
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,615	1,617,868
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,955	1,906,057
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	45	45,669
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	345	346,521
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	140	138,730
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	10	9,749
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2046	35	33,576
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	195	197,844
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	288,500
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	90	90,358
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	945	940,736
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	420	416,463
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	50	48,748
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	275	219,649
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	135	129,804
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	300	285,694
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	315	243,671
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	135	101,243
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	59,507
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	640	643,129
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	1,240	1,209,734
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	500	345,263
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	30	22,988
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	225	228,460
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,720	1,726,847
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,140	1,134,669
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,320	1,270,421
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	1,135	1,053,749
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	315	196,094
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	820	610,980
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	40	44,139
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	350	388,424
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	35	37,870
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,340	1,433,670
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,625	1,530,662
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	35	32,117
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	425	389,988
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	5	5,477
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	130	141,053
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	678,015
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	465	495,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	$1,375	$1,438,693
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	1,510	1,567,202
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	1,005	1,023,778
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	1,100	1,105,095
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	95	94,539
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	765	814,527
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,515	3,351,824
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	1,645	1,721,200
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	25	25,947
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,104,413
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,510	1,657,356
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	390	424,711
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	851,525
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	213,663
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	720	762,966
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	350	366,579
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	417,178
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	895,304
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	80	82,810
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,074,612
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	1,015	1,120,589
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	770	842,822
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,385,070
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	1,040	1,118,634
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	425	453,440
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	940	999,875
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	2,050	1,869,101
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	20	22,216
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	215	247,293
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	55	60,708
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2043	10	10,945
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	65	69,726
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2048	500	522,823
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	1,525	1,624,406
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	355	377,234
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,062,630
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	335	356,260
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	1,130	1,090,363
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	1,190	1,315,041
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	35	39,316
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,590	1,773,553
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,120	1,223,066
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	285	308,004
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,070	1,145,337
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,365	1,440,669
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,050,586
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,081,208
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,370	1,435,465
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	535	492,506
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	15	16,850
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	540	602,339
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	410	461,960
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	350	382,208
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	350	385,715
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2046	125	133,801
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	1,140	1,222,367
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	740	776,158
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	570	596,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	$1,035	$1,119,968
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	1,585	1,527,592
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	430	480,418
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	89,076
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	120	132,780
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	860	943,556
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	215	233,282
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	105	112,897
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	585	623,053
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	331,178
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	310	324,390
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	650	679,525
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,370	3,566,315
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	4.25%	02/01/2054	40	38,513
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	140	155,353
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	545	599,417
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	545	592,674
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	855	912,260
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,305	1,373,839
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,485	1,587,101
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	65	72,613
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	365	393,014
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	60	57,691
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	255	272,109
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	970	1,030,393
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.13%	05/01/2052	50	46,913
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	210	218,382
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	10	11,264
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	25	27,878
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2044	10	11,005
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2045	70	76,164
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	950	1,045,018
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	305	330,815
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	1,435	1,548,119
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	720	790,936
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	960	1,026,783
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2042	55	61,952
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	1,000	1,115,121
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2044	5	5,503
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	30	32,642
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	830	893,754
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	500	542,320
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	500	539,414
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	2,390	2,505,557
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	2,820	3,007,278
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	335	376,357
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	120	133,998
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	410	453,086
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	350	382,105
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	450	486,242
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	805	861,250
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,550	1,636,477
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,091,219
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,005	942,054
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	1,860	1,936,765
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	1,000	1,128,923
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	450	504,376
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	565	619,343
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	$1,195	$1,282,857
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	295	317,268
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	50	52,487
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	1,000	1,090,019
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	590	654,948
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	30	34,158
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	310	344,125
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	105	115,099
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	240	260,223
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	5	5,249
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	775	824,301
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	1,000	1,129,169
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	1,000	1,117,625
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	1,540	1,698,188
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	1,385	1,509,579
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	1,030	1,110,807
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	1,000	1,062,137
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2050	1,155	1,216,259
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	1,000	1,100,602
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	500	535,516
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	1,020	1,066,901
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	775	775,806
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	495	426,717
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2041	135	135,009
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	550	495,864
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	680	683,683
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	255	266,369
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	420	320,225
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	235	232,128
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,131,174
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,113,757
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	170	187,348
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,095	2,296,992
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,054,616
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,405	1,495,344
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	295	311,069
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	185	180,333
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	70	70,056
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	275	276,901
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	10	10,061
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	385	393,383
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	410	418,095
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	60	61,074
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	15	15,242
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	60	58,719
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,270	1,214,954
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	230	234,941
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2045	35	34,165
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	715	685,704
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2047	5	4,772
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	790	758,619
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	135	140,752
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	505	524,004
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	500	500,030
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	340	323,797
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,230	1,269,001
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,605	1,592,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	$750	$792,984
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	435	458,796
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	90	94,603
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,701
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	500	521,785
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,034,381
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	50	47,553
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	530	497,956
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	2,860	2,203,954
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	520	393,482
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	435	396,369
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	745	835,101
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	1,320	1,172,478
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,740	1,581,623
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	725	644,670
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,380	1,382,998
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	765	744,734
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	360	345,797
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	550	523,828
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,730	4,451,729
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	5	3,788
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	1,120	1,063,699
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	565	572,453
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	570	574,476
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	385	385,920
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,616
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	565	539,537
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,659,336
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	165	157,333
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	300	284,886
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	990	935,652
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	145	145,404
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	580	433,633
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2051	270	200,217
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	255	245,831
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,175	2,375,628
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	550	555,084
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	315	315,878
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,650	1,736,188
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	490	463,100
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	1,055	871,100
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	2,550	2,598,593
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	85	81,377
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	170	178,998
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	4.00%	03/15/2041	1,010	1,027,248
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	120	134,058
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	50	55,303
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	40	40,370
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	630	673,716
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,050	993,892
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	40	41,532
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	45	51,254
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	100	111,235
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	265	286,709
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	40	42,339
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	1,090	1,140,050
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2055	795	829,268
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	160	180,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	$65	$71,250
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	60	64,273
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	75	79,764
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	645	679,733
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	104,821
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,020	1,068,232
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	522,532
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	1,000	1,044,068
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	550	573,243
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	103,850
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	350	395,289
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,525	1,702,099
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	990	1,091,791
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	1,305	1,421,093
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	625	673,502
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	70	74,662
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	500	476,767
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	605	649,285
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	120	128,422
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,315	3,515,452
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	2,180	2,015,475
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	5,060	5,525,695
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	200	229,853
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	35	39,791
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	945	1,061,014
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	435	480,928
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	495	539,390
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	240	256,248
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	1,185	1,253,932
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,720	1,806,680
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	955	888,697
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,025	1,072,387
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	640	654,473
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	1,000	1,143,334
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,280	1,444,529
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	35	39,498
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	240	263,593
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	55	61,077
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	125	135,712
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	5	5,469
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	10	10,801
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	20	21,557
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	500	535,385
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	4.25%	03/15/2048	495	487,511
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2048	255	270,081
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2049	35	36,955
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	620	651,934
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	645	695,356
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	1,000	1,047,346
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	315	328,684
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	780	812,314
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	2,575	2,696,639
New York (State of) Dormitory Authority, Series 2025 B, Ref. RB	5.00%	03/15/2052	1,510	1,576,995
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	355	397,252
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	5	5,514
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	355	387,658
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	1,450	1,562,023
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.50%	03/15/2053	1,575	1,716,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	$1,115	$1,163,253
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	750	756,793
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	850	913,176
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2055	200	213,542
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	60	64,752
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	35	36,151
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	10	9,657
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	690	645,529
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	1,195	893,272
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	315	329,645
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	950	991,843
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	105	107,541
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	115	113,327
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	575	598,141
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	1,205	1,095,236
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,045,358
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	15	15,475
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,665	1,592,068
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	140	139,002
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,635	1,650,114
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	385	374,309
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	305	292,550
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	1,165	1,112,497
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	190	218,453
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	665	756,773
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	115	109,144
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	80	82,930
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	895	850,965
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,065	1,851,449
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	945	979,787
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,225	1,210,091
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	89,997
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	20	20,000
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,845	1,375,128
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	800	762,027
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	163,313
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	760	708,286
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	25,920
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	335	240,376
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	3,100	2,970,786
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,225	1,229,326
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	68,392
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	235	204,277
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	315	293,952
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	935	934,049
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	405	426,377
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	15	15,465
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	340	314,586
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,260	1,231,237
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	2,065	2,134,055
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2041	25	28,946
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	70	77,474
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	5	5,456
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	200	213,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	$2,195	$2,037,753
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,850	1,660,227
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	185	192,643
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	250	269,752
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	1,640	1,575,958
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	81,430
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	2,205	2,086,889
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	805	821,461
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	55	56,597
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	260	232,414
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	250	231,897
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	525	546,436
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(a)	5.50%	10/01/2054	30	32,126
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	1,325	1,367,923
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,997,449
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,670	1,652,677
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,335	2,220,008
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,260	2,121,570
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	1,270	945,347
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	100	92,402
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	125	139,802
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	275	252,646
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	1,700	1,644,252
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	975	924,169
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	725	671,697
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	20	21,250
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	35	36,869
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	880	930,638
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	70	73,793
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	190	170,893
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	355	315,468
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	500	505,926
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	2,260	2,196,097
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	970	764,051
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	355	323,919
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	735	535,132
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	370	332,551
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	1,365	1,337,132
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	1,035	960,452
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	745	548,524
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	335	308,610
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	40	40,342
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	105	104,648
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	235	221,629
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	320	247,052
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	430	329,528
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	325	247,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	$130	$125,265
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	2,175	1,669,002
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	130	127,343
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	690	653,474
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,745	1,665,815
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	35	39,317
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	244,437
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	365	400,547
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	965	1,023,797
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	905	965,761
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	1,405	1,549,503
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2045	15	16,332
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	10	10,760
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	1,000	1,067,514
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	2,240	2,350,803
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	1,600	1,669,243
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	500	549,066
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	1,020	1,074,615
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	1,570	1,644,608
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	570	610,240
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	305	282,828
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	1,500	1,428,118
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	450	452,387
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	1,090	1,131,686
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	207,452
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,290	1,213,499
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	1,035	1,042,651
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	235	237,669
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	1,685	1,907,371
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	975	919,601
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	150	165,421
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	80	87,453
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	160	161,859
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	395	371,260
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15	14,053
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	530	494,816
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	260	240,467
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	10	10,651
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	605	639,965
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,073,910
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	455	451,192
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	540	419,164
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	1,570	1,447,332
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	580	530,480
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,415	1,333,359
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	5	4,765
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	265	266,035
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	760	767,010
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2046	10	9,638
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	115	107,783
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	1,750	1,840,882
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	2,720	2,832,923
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	90	90,301
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	125	121,874
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	295	220,295
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	1,405	1,468,761
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	475	439,176
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	40	46,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	$400	$419,998
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,135	1,205,809
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,056,465
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	50	56,202
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	505	497,071
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	750	750,324
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,130	1,897,551
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,435	1,122,741
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,420	1,421,201
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	120	104,961
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	805	616,005
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	300	224,141
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	1,200	963,980
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	505	478,465
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,710	1,612,153
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	1,415	1,170,934
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	1,915	1,479,842
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,205	1,631,097
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	5	4,920
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	80	85,202
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	10	10,226
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB(d)(e)	5.00%	06/15/2026	170	170,885
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	5	5,137
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	1,900	1,901,775
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	755	735,957
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	1,840	1,818,038
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	1,250	1,313,191
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	395	423,212
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,095	1,182,992
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	60	60,073
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	340	337,577
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,029,756
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	14,389
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2047	35	32,736
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	120	126,093
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	660	692,846
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	1,985	1,854,018
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	20	20,113
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	745	746,040
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	5	3,790
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	725	701,082
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	120	114,424
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	500	543,655
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	570	616,551
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	3,270	3,200,164
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,945	3,778,449
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	1,020	762,458
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	$1,045	$1,057,526
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	770	753,555
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,015	1,067,026
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,225	1,173,283
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	20	20,807
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	220	171,194
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	460	352,188
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	465	351,864
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	95	71,013
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,130	1,139,003
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	655	704,751
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	855	915,870
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	790	604,844
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	200	190,756
New York State Urban Development Corp., Series 2021 A, Ref. RB	2.63%	03/15/2051	110	74,703
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,035	1,139,483
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2043	20	21,584
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	55	58,863
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	5	4,721
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	415	432,088
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	30	27,596
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	90	81,266
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2041	15	16,783
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	215	237,873
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	410	449,061
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	510	505,077
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	745	726,218
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	620	601,217
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	1,170	1,173,625
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,650	1,612,638
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	2,105	2,087,336
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	260	250,759
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,435	1,374,157
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	115	123,392
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	65	69,164
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	520	546,681
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	1,010,760
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	105	105,751
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	25	25,067
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	695	689,168
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,685	1,636,174
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	35	34,253
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	747,508
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	26,193
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	335	350,345
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	140	145,956
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	15	15,708
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	175	182,612
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,310	1,362,483
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,026,462
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	870	870,567
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	50	49,575
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	325	254,242
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	50	45,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	$20	$21,151
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	360	376,668
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,430	1,370,842
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	410	387,743
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	920	921,715
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	40	42,651
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	50	50,291
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	40	40,523
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	990	925,257
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	660	570,603
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	168,584
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	575	575,216
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	370	370,971
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	575	576,051
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	105	107,515
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	105	106,482
Triborough Bridge & Tunnel Authority, Series 2018, RB	4.00%	11/15/2047	15	14,268
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	130	106,603
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	100	76,670
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,335	1,304,530
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,840	3,986,260
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	690	673,330
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	1,530	1,140,468
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	510	481,899
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	185	203,109
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	32,527
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	63,156
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	300	275,454
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	27,805
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	590	641,849
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	10	10,685
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	285	265,229
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,655	2,784,676
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	1,050	1,173,777
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	55,702
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	270	297,746
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	175	190,939
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	680	713,572
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	655	700,520
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	875	807,340
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	845	878,491
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	335	304,259
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,195	2,312,807
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,832,891
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	3,095	3,252,428
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2048	250	265,251
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2050	245	263,982
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.50%	11/15/2053	650	713,921
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	205	230,323
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	305	337,586
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	115	125,746
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	335	361,815
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2046	50	53,397
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	10	10,814
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	850	891,512
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	115,471
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	50	46,034
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	1,970	1,993,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	$745	$783,987
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,660	1,761,926
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	50,380
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	935	1,000,038
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	845	838,535
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	435	487,945
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	245	269,444
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	100	105,221
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	20	20,915
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	530	488,407
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	2,250	2,387,064
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	1,805	1,928,544
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,275	1,317,935
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	95	98,416
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,646
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	1,500	1,403,896
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	25	25,590
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	50,556
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	590	594,148
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	480	481,121
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	150	156,478
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	1,125	1,021,764
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,294,654
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	1,055	1,091,958
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,540	1,414,726
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,546,238
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	1,065	1,109,028
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	3,680	3,425,186
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	375	396,827
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	165	177,877
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	185	197,665
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	805	845,026
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	710	658,229
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	1,125	1,163,660
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,830	1,920,991
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	4,270	3,906,648
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,500	1,578,507
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	135	152,232
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	1,090	1,031,341
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	1,525	1,598,558
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	120	113,112
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	2,500	2,377,582
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	265	278,082
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	225	221,370
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	85	96,702
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	350	373,611
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	1,000	1,077,204
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB, (INS - AGI)(a)	4.50%	12/01/2056	200	200,130
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	4.00%	09/01/2040	500	503,210
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	15	15,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	$1,440	$1,473,005
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	315	340,017
				827,985,288
North Carolina-0.72%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	535	427,106
Cary (Town of), NC, Series 2017 B, Ref. RB	4.00%	12/01/2042	10	10,094
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2047	20	20,010
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	260	280,017
Charlotte (City of), NC, Series 2022 A, Ref. RB	4.00%	07/01/2052	60	58,853
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,415
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	5	5,292
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	15	15,938
Charlotte (City of), NC, Series 2025 A, Ref. RB	5.25%	07/01/2055	500	537,028
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,010,632
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,635	1,672,673
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	270	271,752
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	403,945
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	925	892,053
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	550	527,521
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022, RB	4.00%	07/01/2047	355	351,672
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	774,034
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	170	171,993
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	195	192,641
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	200	202,409
Fayetteville (City of), NC, Series 2025, RB	4.00%	03/01/2055	320	307,862
Guildford (City of), NC, Series 2025, GO Bonds	4.00%	03/01/2044	15	15,262
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	520	536,280
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	250	270,901
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	385	396,915
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	230	232,076
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.13%	10/01/2054	1,000	1,020,965
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	450	450,319
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging), Series 2021, RB	4.00%	03/01/2051	25	21,200
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,880	1,758,643
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,415	1,303,446
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	3.13%	11/01/2049	365	279,477
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,025	927,961
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,045	869,857
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	4.00%	07/01/2049	370	362,385
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	260	244,335
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	200,124
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	820	802,198
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,430	2,433,609
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2051	70	70,064
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	200	200,186
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2049	1,115	1,135,964
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	$1,910	$1,954,531
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,635
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	325	290,761
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	975	993,332
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	105	105,069
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	4.00%	09/01/2053	65	63,497
University of North Carolina at Chapel Hill, Series 2016, RB	4.00%	02/01/2046	40	39,283
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	1,580	1,787,682
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	385	385,140
				27,311,037
North Dakota-0.11%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	70	61,584
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	160	133,306
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	1,665	1,297,689
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	645	463,013
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	485	492,382
State Board of Higher Education of the State of North Dakota, Series 2019, RB, (INS - AGI)(a)	4.00%	04/01/2050	230	208,530
University of North Dakota, Series 2018, COP	4.00%	04/01/2057	500	450,595
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	200	202,431
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	1,000	705,233
				4,014,763
Ohio-1.49%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	810	733,194
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2041	10	11,335
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	630	591,298
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	25	24,343
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	300	301,298
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2050	190	202,127
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	1,000	1,059,018
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	560	520,538
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	200	212,208
Butler (County of), OH (UC Health), Series 2016, Ref. RB	4.00%	11/15/2040	20	19,094
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	1,170	1,171,699
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,155	1,091,888
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	120	120,255
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	245	232,576
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	10	10,000
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2050	75	79,587
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	35	36,924
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	305	306,061
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.25%	02/15/2047	300	299,016
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	510	472,351
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	913,512
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	225	233,896
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	90	79,135
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	800	820,845
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,349
Franklin (County of), OH, Series 2017, RB	5.00%	12/01/2046	85	86,026
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	15	15,635
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	425	435,056
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	365	353,887
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	445	401,914
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	670	665,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2016, Ref. RB	4.00%	11/01/2040	$300	$300,946
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019, RB	5.00%	11/01/2048	800	879,975
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	770	761,975
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	4.00%	05/15/2047	1,405	1,333,723
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	5.00%	05/15/2047	920	935,015
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	250	253,796
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	450	422,257
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	680	673,877
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	530	518,536
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	415,768
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	250	258,597
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.), Series 2024, Ref. RB	5.00%	12/01/2053	350	359,211
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	900	987,504
Hamilton (County of), OH (Life Enriching Communities), Series 2016, Ref. RB	5.00%	01/01/2046	500	500,007
Hamilton (County of), OH (Life Enriching Communities), Series 2025, Ref. RB	5.50%	01/01/2055	190	195,252
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	885	839,007
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	5.00%	08/15/2047	20	20,199
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	1,020	865,268
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	4.00%	08/15/2050	295	265,863
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	60	61,207
Hamilton (County of), OH (UC Health), Series 2020, RB	4.00%	09/15/2050	25	20,850
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2050	830	878,477
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2053	1,500	1,579,483
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	264,474
Lucas (County of), OH (ProMedica Healthcare System), Series 2015, RB	4.00%	11/15/2045	45	40,300
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	110	107,180
Miami (County of), OH, Series 2019, Ref. RB	5.00%	08/01/2049	50	50,536
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,493,808
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	880	771,081
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	19,541
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	820	769,412
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	25	22,577
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	985	910,397
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	420	301,880
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	790	704,769
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	70	66,548
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	1,035	1,029,371
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	190	182,627
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	705	707,473
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	535	499,664
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	2,070	2,019,649
Ohio (State of), Series 2017, Ref. RB	4.00%	01/01/2043	260	260,218
Ohio (State of), Series 2019, RB(d)(e)	4.00%	01/01/2029	10	10,482
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	180	181,603
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	235	235,117
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	15	13,542
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	155	147,392
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	440	354,171
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,049
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	11,038
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	70	70,353
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	710	658,606
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	1,250	1,090,646
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	820	643,257
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021, Ref. RB	4.00%	01/15/2046	55	50,270
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	1,295	1,295,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	$35	$27,754
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,345	1,299,101
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	385	403,747
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	725	765,119
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	4.00%	02/15/2046	50	48,670
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,360,629
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	545	567,288
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,058,396
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2041	15	17,062
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2044	5	5,571
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	200	220,359
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	550	577,659
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	140	156,185
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	435	480,000
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	160	180,304
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,030	1,082,395
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,214,286
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	70	77,241
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, RB	5.00%	12/01/2041	35	39,812
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	80	88,705
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2046	325	320,215
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	270	285,809
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	95	106,647
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	50	53,664
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	40	40,635
Ohio State University (The), Series 2017 A, Ref. RB	4.00%	12/01/2047	75	72,103
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	800	864,764
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	146,454
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	30	31,822
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,465	1,422,043
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	15,012
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	180	192,313
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	250	259,351
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.00%	07/01/2065	465	468,400
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	210	220,209
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	65	53,852
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	265	268,282
University of Cincinnati, Series 2017 A, RB	4.00%	06/01/2047	20	19,252
University of Cincinnati, Series 2024 A, RB	5.00%	06/01/2049	190	198,531
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	125	132,652
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2054	30	31,579
Willoughby-Eastlake City School District, Series 2016, GO Bonds	4.00%	12/01/2050	10	9,024
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	1,555	1,625,599
				56,524,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.72%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	$420	$420,016
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.13%	09/01/2048	75	72,843
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	90	91,687
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	70	77,120
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	125	136,736
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	80	89,112
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	685	756,464
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	15	15,912
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	60	63,105
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.25%	07/01/2059	770	819,580
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	950	998,253
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	542,621
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2050	410	442,411
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2055	480	512,500
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	10,000
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2048	205	186,776
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2052	70	62,231
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	555	556,603
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,370	1,382,482
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	385	372,659
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	560	568,196
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,185	1,130,589
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	645	640,024
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,775	2,970,086
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	230	255,454
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	120	131,565
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	70	75,772
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,340	1,445,334
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	2,075	2,028,236
Oklahoma (State of) Turnpike Authority (Senior Bonds), Series 2025 A, RB	5.50%	01/01/2054	3,320	3,608,719
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	25	23,971
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	130	125,208
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2054	15	14,087
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	30	31,041
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,255	1,192,986
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, RB	4.13%	10/01/2053	200	193,693
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,052,985
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	250	268,747
Oklahoma Water Resources Board, Series 2021, RB	4.00%	04/01/2047	10	9,802
Oklahoma Water Resources Board, Series 2024, RB	4.25%	10/01/2050	250	248,646
Oklahoma Water Resources Board, Series 2025, RB	5.00%	04/01/2055	500	525,366
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	500	536,616
Oklahoma Water Resources Board, Series 2025, RB	4.50%	10/01/2055	500	500,830
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	300	311,423
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	70	69,069
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	1,175	1,234,058
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	95	91,285
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	285	302,010
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	15	15,739
				27,210,648
Oregon-0.67%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	60	60,738
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	$1,505	$1,505,212
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	450	325,539
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	395	362,270
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	115	119,386
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	275	280,355
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	600	572,963
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	2,495	1,846,299
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020, Ref. RB	4.00%	08/15/2050	10	8,800
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	320	291,408
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	245	265,075
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	15	16,606
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,323
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	1,270	1,302,034
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	1,635	1,669,027
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	135	151,070
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,951
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	250	253,311
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	495	525,541
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	260	289,241
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	755	833,850
Oregon (State of) Facilities Authority, Series 2015, RB	4.00%	10/01/2045	635	582,214
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2041	585	585,114
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2046	395	364,409
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	145	145,234
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	755	767,904
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	250	255,123
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,030	1,635,848
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2019 A, RB	3.00%	09/01/2044	105	90,372
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021 A, RB	2.50%	09/01/2051	5	3,366
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	695,341
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	345	337,892
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	175	175,957
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,120	810,113
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2051	585	542,561
Oregon State University, Series 2025 C, Ref. RB	5.00%	04/01/2045	175	191,146
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	20	21,032
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	1,250	1,329,752
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	775	816,427
Salem Hospital Facility Authority (Salem Health), Series 2016 A, Ref. RB	5.00%	05/15/2046	125	125,187
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	85	87,574
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	575	426,033
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	375	337,904
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	250	261,350
University of Oregon, Series 2016 A, RB(d)(e)	5.00%	04/01/2026	30	30,066
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	1,640	1,696,825
University of Oregon, Series 2021 A, RB	3.50%	04/01/2052	80	65,354
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	150	164,740
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2046	5	5,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	$1,000	$1,051,456
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	1,005	1,070,085
				25,401,818
Pennsylvania-3.74%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	110	114,342
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	765	761,711
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	50	46,948
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	120	124,120
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,240	2,139,631
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,355	2,379,289
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	90	92,999
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	565	542,827
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	1,970	2,156,857
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	330	311,731
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	95	100,758
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	400	421,044
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2055	590	617,285
Beaver County Industrial Development Authority, Series 2008 B, Ref. RB	3.75%	10/01/2047	750	644,165
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,056,871
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	500	500,316
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	1,505	1,091,131
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	20	17,228
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,355	959,383
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	55	54,964
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	40	42,692
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	240	190,624
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	500	451,885
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	405	393,938
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	715	662,343
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	90	83,132
Conestoga Valley School District, Series 2022, GO Bonds	4.00%	02/01/2051	195	186,703
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2044	195	183,492
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	1,160	1,016,558
Delaware County Vocational & Technical School Authority, Series 2024, RB, (INS - BAM)(a)	4.00%	11/01/2054	65	60,215
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,015	1,036,861
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	4.00%	07/01/2047	100	94,500
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	1,000	1,023,787
Geisinger Authority (Geisinger Health System), Series 2014 A, Ref. RB	4.00%	06/01/2041	40	39,956
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	940	949,451
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	1,050	958,784
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,060	951,269
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	850	864,418
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	170	176,554
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	220	215,180
Lancaster (City of), PA, Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	11/01/2048	25	23,752
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	1,019,853
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	950	956,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	$300	$301,853
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	415	389,031
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	495	476,015
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	990	1,019,588
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	600	461,042
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,245	1,084,207
Lehigh (County of), PA General Purpose Authority (Good Shepherd Group), Series 2021 A, Ref. RB	4.00%	11/01/2051	50	41,735
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	550	493,583
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	170	174,281
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	510	514,784
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	600	559,060
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,015	907,582
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022 B, Ref. RB	4.00%	05/01/2052	100	88,013
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	250	255,590
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	4.00%	05/01/2056	25	21,542
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,125	1,133,198
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB, (INS - AGI)(a)	3.13%	05/01/2053	50	36,978
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	245	245,392
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	180	162,589
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	865	877,624
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	60	60,164
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2018 A, Ref. RB	4.00%	08/15/2048	10	8,774
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	435	451,895
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	175	181,268
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2043	235	237,789
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2041	40	41,533
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2042	715	736,158
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2043	660	671,858
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2044	1,565	1,571,834
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2042	1,000	1,137,380
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2043	1,500	1,687,019
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	4.25%	04/01/2046	2,000	1,994,926
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	395	376,078
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	350	363,655
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	55	60,506
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, GO Bonds	4.00%	09/01/2042	290	296,955
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	415	426,284
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	960	951,803
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	190	173,173
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	37,003
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	205	166,332
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-2, RB	4.00%	05/15/2053	20	17,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	$550	$518,365
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	95	89,043
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2020 A-1, RB	4.00%	04/15/2050	50	44,074
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	590	450,720
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	1,555	1,363,066
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	345	342,701
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	25	22,020
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	140	126,694
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	145	152,737
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	605	545,410
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	635	506,807
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	205	166,035
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	4.00%	09/01/2045	150	138,664
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024 B-2, Ref. RB	5.50%	11/01/2054	1,000	1,050,726
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	45	48,367
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	4.38%	11/01/2054	130	120,600
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2048	400	380,491
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	1,205	1,281,164
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2051	250	236,526
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	1,725	1,776,229
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	745	810,914
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	1,350	1,368,344
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	448,554
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,180,169
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	270	263,915
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	445	468,334
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	960	915,527
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	440	440,147
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	2,045	2,045,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	$15	$15,273
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	525	525,246
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	35	34,066
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	865	700,165
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	640	586,842
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,515	1,560,382
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,059,664
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	35	39,735
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	265	297,706
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2043	20	22,197
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	555	555,214
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	600	584,738
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	560	563,807
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,130	1,137,682
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	480	494,017
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	45	45,790
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	831,787
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,016,256
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	20	20,934
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	195	200,481
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	615	642,357
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	605	622,005
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	1,095	1,137,570
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	380	389,585
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	2,255	2,329,955
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	430	453,190
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	310	324,607
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,805	1,674,239
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	65	67,319
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,950	1,852,447
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	425	448,837
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	630	655,244
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	505	443,934
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	420	423,626
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	330	329,700
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	225	219,523
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	460	439,446
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	1,750	1,614,118
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	105	110,705
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	315	329,499
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	90	67,537
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	460	423,156
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,495	1,376,403
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	600	572,399
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	1,750	1,603,590
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	605	633,432
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	320	337,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	100	91,634
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2053	25	22,755
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	500	525,852
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	990	736,862
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	$370	$335,947
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	550,601
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	875	924,294
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,045	1,104,074
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	570	595,861
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	675	716,640
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	20	21,361
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	150	159,100
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	1,160	1,237,376
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	230	261,119
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	80	89,729
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	315	348,789
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.00%	12/01/2047	45	48,282
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	752,679
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	100	107,397
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	790	844,336
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	500	522,260
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	4.00%	12/01/2054	725	662,048
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.25%	12/01/2055	160	171,485
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.25%	12/01/2050	1,000	1,085,241
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	430	474,854
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	275	277,108
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	200	211,380
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	625	672,325
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	532,036
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	70	74,416
Pennsylvania State University (The), Series 2024, RB	5.25%	09/01/2054	70	74,889
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	1,500	1,627,731
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.50%	09/01/2055	90	98,656
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	225	229,704
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	860	870,612
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	5,072
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	5	5,076
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	65	67,458
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	510,631
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	520	529,553
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	290	302,697
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	866,805
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	40	40,851
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,525	1,595,487
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	1,590	1,639,726
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	175	183,780
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2052	15	16,001
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,000	2,029,528
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,250	1,348,722
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	265	285,155
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	750	797,979
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	65	73,413
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	335	380,159
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	15	16,843
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	360	357,089
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	455	469,317
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	240	254,474
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	685	727,005
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	325	350,121
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	430	459,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	$295	$277,409
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	290	311,518
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	1,460	1,580,140
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	955	987,026
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	615	602,513
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,972,276
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	530,963
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,825	1,833,677
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	243,664
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	725	726,689
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	1,945	2,021,091
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	545	461,185
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	540	508,268
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	10	10,451
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	171,471
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	710	656,868
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	185	190,344
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	40	36,722
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	1,235	1,254,456
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	790	837,035
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	1,400	1,464,864
University Area Joint Authority Sewer Revenue (Green Bonds), Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	870	870,759
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	325	306,871
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	35	35,441
				141,988,616
Rhode Island-0.10%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	1,065	1,089,043
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	275	253,368
Rhode Island Health & Educational Building Corp., Series 2024, Ref. RB	5.00%	06/01/2048	30	30,913
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	200	201,199
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2060	385	385,813
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2065	325	323,839
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	336,159
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2054	725	743,154
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,079
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	225	232,645
				3,621,212
South Carolina-1.06%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	340	360,865
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	10	10,491
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	895	960,376
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2054	1,035	1,100,624
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	5	5,254
Florence (City of), SC, Series 2025, RB	4.00%	09/01/2055	250	234,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	$425	$424,984
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	45	47,593
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	565	566,209
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	280	262,285
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2046	70	70,065
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	500	521,148
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	455	456,190
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	514,967
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	1,165	1,097,482
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2044	20	22,122
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	270	270,674
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospitals, Inc.), Series 2016, RB	5.25%	07/01/2047	450	449,985
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	725	655,248
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,525	1,559,893
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	959,036
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	990	1,054,870
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	100	112,937
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	175	174,403
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	100	110,745
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	565	622,462
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.25%	11/01/2047	180	175,263
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,480	1,460,216
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,045	1,069,273
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	20	20,209
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	465	441,251
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,460	1,435,028
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB	5.25%	11/01/2044	200	219,013
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	145	156,124
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	2,070	2,200,229
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	560	543,060
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	745	744,975
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,140	2,140,675
South Carolina (State of) Public Service Authority, Series 2015, Ref. RB	5.00%	12/01/2055	360	359,987
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2046	320	321,792
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	160	142,337
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,012
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	595	506,718
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	655	660,040
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	1,125	1,190,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	$120	$128,197
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	40	37,688
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	325	295,269
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,000	1,029,588
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	5	5,194
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2046	85	91,076
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2049	85	89,112
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	1,085	1,160,698
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2050	190	200,557
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	15	15,575
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2044	30	32,711
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	705	706,137
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	1,050	1,117,656
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	1,140	1,063,520
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	385	348,025
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	20	21,969
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.25%	12/01/2049	50	53,509
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	25	26,893
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	90	100,930
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	205	225,558
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	4.13%	12/01/2044	10	10,033
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,100	1,162,714
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,010	1,130,515
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	90	97,501
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	290	306,409
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	1,495	1,565,546
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	650	635,976
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	190	171,838
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	400	405,013
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	194,909
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,087,140
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	110	104,112
				40,088,310
South Dakota-0.15%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	930	928,326
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	695	701,597
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	4.25%	07/01/2049	25	24,629
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	1,110	1,173,598
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	310	256,057
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	415	383,050
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2026, RB	5.25%	09/01/2056	750	787,010
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	510	489,898
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	990,055
				5,734,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-0.80%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	$405	$425,490
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	705	661,185
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	240	246,865
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	250	253,125
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	705	734,806
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	135	141,966
Clarksville (City of), TN, Series 2021 A, RB	4.00%	02/01/2051	125	117,111
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	395	412,249
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	590	555,522
Collierville (Town of), TN, Series 2015 A, GO Bonds	4.00%	01/01/2046	430	429,297
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	365	347,328
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	355,781
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	25	25,273
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	305	306,653
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	270	256,882
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	195	172,266
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	100	105,214
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2054	20	21,281
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.00%	07/01/2064	870	883,786
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	370	341,202
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	70	73,208
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	215	225,784
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	500	523,610
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	105	109,985
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	340	323,185
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	265	271,624
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	690	640,785
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	1,000	1,018,829
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	210	216,072
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2051	1,000	1,048,204
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2056	1,710	1,778,526
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	220	223,790
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2046	170	172,279
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	118,925
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	535	560,599
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	4.00%	07/01/2046	635	624,401
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	340	344,933
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	660	714,345
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	55	61,833
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	400	445,690
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	855	853,941
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2045	230	226,783
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	15	15,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	$955	$1,018,026
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	160	156,918
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	475	457,733
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	1,810	1,813,294
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,050	958,263
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	1,015	1,020,627
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	20	21,310
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,030	964,472
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	995	1,052,349
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 C, GO Bonds	4.00%	01/01/2043	10	10,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds(b)	4.00%	01/01/2043	300	302,178
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds(b)	4.00%	01/01/2044	300	299,628
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	1,000	1,069,652
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	645	679,564
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	1,000	1,040,902
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	295	307,782
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	370	383,052
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	190	193,141
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	470	498,916
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2052	500	523,674
Tennessee State School Bond Authority, Series 2017, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2042	35	35,947
				30,193,812
Texas-13.47%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	180	171,775
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,230	1,161,382
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	785	728,229
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2050	70	54,180
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	36,434
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	55	56,736
Allen Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2050	80	80,001
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	10	10,002
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	5,005
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	28,711
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,130	1,216,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	$550	$587,708
Argyle Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	5	4,740
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	141,912
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	255	230,426
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	37,621
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	10	10,269
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	75	74,773
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	1,016,320
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	30	29,790
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	92,645
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	499,593
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	250	233,401
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,095	819,415
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	670	643,573
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	40	36,757
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,070	1,033,543
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	70	52,496
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2054	460	331,070
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,257
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2025, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	235	232,134
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	285	283,077
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	275	273,804
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	535	517,758
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,075	1,047,651
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	110	101,488
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	115	116,254
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	270	272,069
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	320	323,881
Austin (City of), TX, Series 2017, RB	5.00%	11/15/2046	20	20,133
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	185	193,244
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	140	143,665
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	600	629,487
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	753,056
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	85	89,401
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2052	20	20,833
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	190	200,377
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,095	1,162,939
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	360	379,436
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	500	521,717
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	570	604,329
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	760	796,301
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	25	27,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	$1,750	$1,830,268
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2045	205	200,465
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	180	189,689
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	145	153,667
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	340	364,639
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	500	544,016
Austin Independent School District, Series 2023, GO Bonds	4.00%	08/01/2048	940	911,894
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,300	1,333,629
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	280	308,632
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	100	109,183
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	145	146,924
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	165	165,082
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,191,113
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	635	683,743
Austin Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	30	32,438
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	680	634,621
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	685	623,231
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	61,241
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,475	1,384,582
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	755	723,413
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	240,933
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,137,724
Belton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	14,416
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	280	270,221
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	230	213,867
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	30	29,667
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	190	172,480
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	410	410,389
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	75	76,364
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	115	115,036
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	140	138,165
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.63%	06/15/2045	5	5,151
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	5	5,283
Bexar (County of), TX, Series 2023, GO Bonds	4.00%	06/15/2046	220	217,117
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	1,035	1,035,119
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	15	15,471
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	4.00%	02/15/2050	810	746,692
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	50	50,886
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	4.25%	02/15/2052	315	299,095
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	400	419,518
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	4.25%	02/15/2053	110	104,065
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	162,178
Birdville Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	360	343,808
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	220	201,452
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	235	217,762
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	1,750	1,597,237
Board of Regents of the University of Texas System, Series 2017 B, RB	4.00%	08/15/2044	230	230,355
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	1,885	2,127,107
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	2.38%	08/15/2043	25	19,798
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2050	75	84,168
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	4.00%	08/15/2052	15	14,111
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	560	609,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	$500	$471,876
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	260	295,086
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	905	1,017,653
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	1,000	929,121
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2042	200	227,064
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	175	191,877
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,916
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2042	55	63,051
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2043	750	849,890
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	4.00%	08/15/2044	180	181,385
Boerne Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	200	189,847
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	160	158,657
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	295	282,665
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	1,055	1,121,554
Canutillo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	500	532,264
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	45	47,194
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,160	1,081,678
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	180	189,029
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	750	801,994
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	381,026
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,115	1,053,371
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	230	210,410
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	860	918,961
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	980	893,046
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	115	119,218
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	275	285,087
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	680	621,677
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	730	758,431
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	630	569,150
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	160	156,212
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	145	113,714
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2055	40	42,488
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,015	2,745,117
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	370	344,046
Cleveland Independent School District, Series 2020 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	280	258,907
Clifton Higher Education Finance Corp., Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	35	33,721
Clifton Higher Education Finance Corp., Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	20	18,698
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2050	350	357,253
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2055	265	267,047
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	3,003,105
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	255	242,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	$510	$510,348
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	415	316,874
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	50	47,280
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	75	69,293
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	495	489,352
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,050	977,847
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	630	572,099
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,785
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	310	305,857
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	795	757,521
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	830	790,628
Comal Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	1,230	1,303,785
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	550	533,019
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	65	72,815
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	27,736
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	460	506,335
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	40	43,626
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	951,165
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,050	1,108,620
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	260	291,444
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	260	288,489
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	90	98,778
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	340	369,983
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,065	1,007,699
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	983,112
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	705	755,636
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	1,600	1,611,761
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	255	249,416
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	120	116,800
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	1,075	1,107,210
Corpus Christi (City of), TX, Series 2023 B, Ref. RB	4.13%	07/15/2053	35	32,964
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	845	880,850
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,375	1,317,449
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	370	396,945
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	5	5,202
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	305	287,843
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	200	179,412
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	190	189,292
Crowley Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2048	75	71,261
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	810	765,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	$1,030	$1,083,943
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,045	1,949,825
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	385	405,125
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,600	1,545,459
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2050	350	376,656
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	1,300	1,387,569
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	30	25,331
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	501,452
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	120	110,722
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	15	12,334
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	221,922
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	200	188,978
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	10	9,526
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	215	221,027
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	5	5,099
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	365	350,490
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	900	887,048
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	25	26,578
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	580	571,653
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	525	553,452
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2041	15	16,927
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	500	558,777
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2043	250	276,434
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	32,752
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2045	95	93,633
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,520	1,646,737
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2049	335	312,652
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2050	1,690	1,811,872
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2056	500	530,663
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	501,041
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	300	305,063
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	235	236,223
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	15	15,771
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	300	286,952
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	440	347,440
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2050	50	36,954
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	2,000	2,131,075
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	175	164,157
Dallas (City of), TX, Series 2024, RB	4.13%	10/01/2054	250	237,684
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	3.00%	12/01/2047	100	77,026
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,715	1,794,951
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	4.00%	12/01/2051	1,550	1,433,139
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	4,445	4,655,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$1,295	$1,207,563
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,484
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	850	784,701
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	105	97,062
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	566,239
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	300	336,292
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	190	208,416
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2046	500	500,825
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2056	1,000	982,690
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	1,000	1,045,451
Dallas Metrocare Services, Series 2025, RB	5.25%	11/01/2065	500	523,484
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	547,783
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,125	1,083,643
Denison Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2053	1,000	931,654
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	440	449,267
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	115	110,358
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	559,336
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	830,999
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	480	525,729
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,795	1,884,144
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	2,230	2,317,374
DeSoto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	400	416,155
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	35	33,370
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,000	1,053,391
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	95	99,320
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	220	208,125
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	415	387,224
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2046	15	12,194
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	08/15/2051	30	18,923
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	70	64,817
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	225	204,477
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	500	539,968
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	750	787,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
East Central Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	$10	$9,103
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	1,035	1,107,620
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	155	146,300
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	115	112,089
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	535	561,055
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	605	600,383
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	190	191,302
El Paso (City of), TX, Series 2016, GO Bonds, (INS - BAM)(a)	4.00%	08/15/2042	980	977,182
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	225	224,339
El Paso (City of), TX, Series 2020, Ctfs. Of Obligations	4.00%	08/15/2045	85	83,180
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	355	338,197
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	495	471,570
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2044	700	700,022
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2048	575	546,530
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	1,250	1,308,388
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2049	100	111,752
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	51,611
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	63,984
El Paso (City of), TX, Series 2025, Ref. RB	5.25%	03/01/2050	10	10,705
El Paso (County of), TX Hospital District, Series 2025, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2050	505	542,084
El Paso County Community College District, Series 2016, RB(d)(e)	5.00%	04/02/2026	20	20,046
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	85	85,284
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,385	1,348,390
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	580	541,489
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	951,061
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2050	410	417,002
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	450	481,542
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	170	162,115
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,125	1,041,707
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,575	1,648,606
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	60	55,806
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	830	876,991
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	500	535,835
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	355	377,448
Fort Bend (County of), TX, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	03/01/2054	15	14,548
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2050	270	288,495
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2055	805	851,775
Fort Bend (County of), TX Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	440	440,163
Fort Bend County Texas Public Facility Corp, Series 2023, RB	5.00%	03/01/2053	100	104,083
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	20	18,788
Fort Bend Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	105	97,862
Fort Worth (City of), TX, Series 2022, RB	4.00%	02/15/2052	70	65,439
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	485	469,019
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,084
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	625	602,455
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	170	162,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	$30	$31,509
Frenship Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	200	161,782
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	200	213,524
Frenship Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,100	1,150,186
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	589,865
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	40	37,920
Galena Park Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	25	26,931
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	245	236,900
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	210	216,980
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	620	570,267
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	170	186,422
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	355	386,106
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,560	1,635,116
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	100	106,653
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	310	305,648
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2049	85	85,973
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	965,869
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	427,061
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	125	133,570
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	2,105	2,053,099
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	3,805	3,548,513
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.00%	10/01/2050	330	243,894
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	3,215	3,323,919
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	440	449,635
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	590	557,749
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	491,949
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	321,439
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	330	347,163
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	775	754,507
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2048	150	155,414
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	4.25%	10/01/2053	90	85,861
Greater Texoma Utility Authority (City of Sherman), Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2054	130	123,985
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	155,744
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	625	608,520
Greenville (City of), SC, Series 2024, RB, (INS - AGI)(a)	4.38%	02/15/2054	170	165,115
Greenville (City of), TX, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2054	290	299,392
Greenville Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2056	500	495,888
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	200	208,239
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	235	218,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	$145	$147,102
Gregory-Portland Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	90	96,619
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 A, RB, (INS - AGI)(a)	3.13%	11/15/2056	180	131,963
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	25	25,158
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	70	70,317
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	255	247,423
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	40	42,024
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	315	313,878
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	260	275,744
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	25	25,652
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	280	284,947
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	315	345,294
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2049	535	508,388
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2054	1,125	1,030,859
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,610	1,533,566
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,085	1,136,411
Harris (County of), TX, Series 2025 A, Ref. RB	4.50%	08/15/2055	500	501,525
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,150	1,146,019
Harris (County of), TX Flood Control District, Series 2021 A, GO Bonds	3.00%	10/01/2041	65	58,681
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	1,100	1,101,173
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	1,235	1,189,683
Harris (County of), TX Hospital District, Series 2016, Ref. RB	4.00%	02/15/2042	1,750	1,750,023
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2043	40	43,826
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	30	32,301
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	340	363,760
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	1,305	1,355,724
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	425	413,408
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	335	347,364
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,863,719
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,795	1,871,017
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	30	30,867
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	1,065	1,022,295
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	2,260	2,223,455
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	130	96,234
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	725	684,015
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	110	110,868
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,410	1,518,266
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,385	1,478,589
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	2,380	2,242,526
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	575	525,033
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	315	324,210
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	180	180,199
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	4.00%	10/01/2047	535	504,236
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	3.00%	10/01/2051	885	648,834
Harris County Flood Control District, Series 2021 A, GO Bonds	4.00%	10/01/2046	30	29,425
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	100	100,337
Hays (County of), TX, Series 2026, GO Bonds	4.50%	02/15/2051	250	250,578
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	250	250,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$40	$38,711
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	250	259,711
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2045	45	49,707
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,010	1,087,994
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	3,570	3,814,757
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	1,945	1,953,121
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	141,734
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2044	20	20,020
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	305	312,849
Houston (City of), TX, Series 2017, Ref. RB	4.00%	11/15/2047	135	129,312
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	15	15,577
Houston (City of), TX, Series 2019 B, RB	4.00%	11/15/2044	65	65,000
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,171
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	1,000	1,006,292
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,285
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	395	304,498
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	1,500	1,416,409
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	740	715,304
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	120	110,238
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	120	132,634
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	115	126,443
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	70	77,906
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	285	313,798
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	190	207,969
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	150	162,681
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,580	1,693,146
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	910	860,462
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	175	190,580
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	525	566,545
Humble Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2049	5	3,253
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,710	1,794,847
Humble Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	735	680,737
Humble Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	60	62,694
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,270	1,316,773
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	890	914,068
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	140	153,483
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	235	254,716
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,385	1,307,034
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	1,000	1,008,667
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	905	870,305
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.25%	08/01/2054	710	679,000
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	295	312,116
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,250	1,308,452
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	270	286,566
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	405	425,390
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	$50	$52,691
Irving Hospital Authority, Series 2017, RB	5.00%	10/15/2044	70	70,118
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	21,900
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	140	152,654
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	270	292,791
Jarrell Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	305	297,740
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,100	1,025,445
Joshua Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	100	93,478
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	45	43,734
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	155	148,120
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	750	791,787
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,605	1,496,719
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	230	241,313
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	40	40,611
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	55	52,931
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	123,352
Katy Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	30	28,493
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	275	266,138
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	480	449,840
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	250	263,202
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	600	558,595
Katy Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	350	321,541
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	415	443,877
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	45	46,060
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	323,396
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	1,325	1,330,316
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	355	342,602
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	34,057
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	270	256,671
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	375	356,199
Krum Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2057	250	260,697
La Vega Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	275	260,156
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,455	1,428,039
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	250	232,863
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	80	75,242
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20	19,355
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	10	8,143
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	250	189,238
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2056	30	21,845
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	135	131,015
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	115	107,269
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	855	812,510
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,800	1,862,819
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,750	1,804,812
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	$150	$144,077
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	295	272,475
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.25%	02/15/2053	15	14,552
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,200	1,282,120
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	420	422,983
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	155	162,158
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	750	694,630
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	957,160
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	475	454,379
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	270	245,069
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	245	258,826
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	85	89,322
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	140	143,672
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	115	127,101
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	125	136,481
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	185	199,805
Liberty Hill Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2046	25	24,554
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,008,539
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	3,265	3,380,129
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2057	10	9,584
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	610	582,448
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	65	65,975
Lone Star College System, Series 2017 A, GO Bonds	4.00%	08/15/2046	5	4,896
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	381,026
Lower Colorado River Authority, Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	5	5,419
Lower Colorado River Authority, Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	300	313,875
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	280	288,398
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	135	137,523
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	775	786,857
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	210	187,897
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	505	528,509
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	792,708
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	220	231,310
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	260	269,115
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	255	265,787
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	430	442,422
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	980	1,024,731
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	960	1,029,981
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	355	384,559
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	830	880,009
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	60	64,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	$245	$268,556
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	520	551,224
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,100	1,147,794
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	705	742,894
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	670	708,461
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	380	400,210
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2055	1,370	1,422,843
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	235	244,885
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	40	43,731
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,415	1,366,284
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2051	825	752,172
Lubbock Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5	4,742
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	510	480,365
Lubbock Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	515	515,060
Lubbock-Cooper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2053	40	38,021
Lubbock-Cooper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2053	20	19,454
Mabank Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	100	93,064
Magnolia Independent School District, Series 2023, GO Bonds	4.00%	08/15/2047	230	221,290
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	400	397,711
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	85	80,375
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	430	409,603
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	506,920
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	2,850	3,008,677
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,000	1,069,325
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	100	100,931
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,505	1,368,114
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	267,140
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	321,033
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2054	200	184,648
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	250	252,974
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	40	39,442
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,115	1,098,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	$250	$279,748
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2045	250	273,694
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	40	43,280
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	350	383,691
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	08/15/2049	250	250,936
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	300	319,069
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	1,000	1,077,208
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	1,585	1,665,277
Midland Independent School District, Series 2024, GO Bonds(d)(e)	5.00%	02/15/2028	40	42,139
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	870	885,500
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	15,077
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,575	1,658,693
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,435	1,324,747
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	125,590
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	1,000,254
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,320	1,281,803
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	90	86,494
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,020	958,775
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	520	487,134
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	35	36,196
New Braunfels (City of), TX, Series 2024, Ref. RB	4.00%	07/01/2055	435	394,098
New Braunfels Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.75%	02/01/2049	150	109,841
New Braunfels Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2052	65	60,640
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	90	87,855
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,025	1,081,414
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,040,893
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	535	508,873
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	265	245,436
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2043	70	78,233
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2044	250	276,061
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.00%	08/15/2052	455	470,953
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	70	70,845
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	833,140
New Hope Higher Education Finance Corp., Series 2026, RB	5.00%	03/15/2051	500	524,053
New Hope Higher Education Finance Corp., Series 2026, RB	5.00%	03/15/2055	1,000	1,041,428
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	840,479
North Fort Bend Water Authority, Series 2019 A, Ref. RB	4.00%	12/15/2044	345	340,341
North Fort Bend Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2060	25	21,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	$295	$295,646
North Texas Municipal Water District, Series 2016, Ref. RB	4.00%	09/01/2046	100	97,680
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2053	300	315,148
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	1,000	1,042,896
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	80	88,859
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	70	77,068
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	1,860	1,939,540
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,210	1,213,178
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	3,065	3,167,152
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	115	117,167
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	440	445,804
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	165	166,353
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	885	898,861
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	150	142,982
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	960	960,791
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	35	28,163
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2051	165	121,563
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	560	634,322
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	320	356,948
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	225	244,779
Northside Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	06/01/2047	150	118,723
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,300	1,209,831
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,220	1,132,845
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	230	242,776
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	355	372,603
Northwest Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	115	114,052
Northwest Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	550	549,776
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	600	627,480
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	465	451,904
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,235	1,192,162
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,225	1,281,105
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,025	1,076,646
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	840	882,325
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	2,000	2,112,878
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,650	1,730,264
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	2,860	3,060,464
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	5,005
Pasadena Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	295	275,167
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	45	42,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Pearland (City of), TX, Series 2025 B, GO Bonds	5.25%	09/01/2055	$455	$481,903
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2054	525	555,253
Permanent University Fund - University of Texas System, Series 2016 B, RB	4.00%	07/01/2041	5	5,003
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	407,971
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	135	138,850
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	710	794,333
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	350	334,539
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	20	22,421
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2044	305	337,821
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2051	20	21,207
Pflugerville (City of), TX, Series 2023 A, GO Bonds	4.13%	08/01/2053	45	42,642
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	410	426,174
Pflugerville (City of), TX, Series 2023, GO Bonds	4.00%	08/01/2049	590	558,312
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	260	282,907
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	250	271,441
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	900	944,487
Princeton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2047	20	20,223
Princeton Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	10	7,529
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	175	166,849
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	1,500	1,565,491
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	280	295,376
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	595	635,793
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	220,003
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,008,934
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,380
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,855	1,901,067
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	80	76,884
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	450	420,405
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	765	729,065
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	615	567,108
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	90	96,046
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,010	959,267
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	970	896,929
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,940	1,793,858
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	250	263,728
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	215	219,425
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	370	397,072
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	830	823,590
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	930	1,001,142
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	450	480,852
Richardson Independent School District, Series 2017, GO Bonds(d)(e)	5.00%	03/24/2026	785	786,335
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	260	271,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2052	$5	$5,155
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	50	53,372
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,865	1,730,764
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	470	472,909
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2045	15	16,298
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	115	107,584
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	355	371,875
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	210	217,583
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	350	372,864
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	1,010	1,022,574
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	70	73,173
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,275	1,200,439
San Angelo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	580	619,764
San Antonio (City of), TX, Series 2016 C, Ref. RB	5.00%	05/15/2041	50	50,606
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	1,840	1,868,274
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	15	15,233
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	710	685,782
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	515,747
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	50,987
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,101,316
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	2,450	2,553,640
San Antonio (City of), TX, Series 2020 C, RB	4.00%	05/15/2050	930	885,650
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	545	559,767
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	320	335,475
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	540,611
San Antonio (City of), TX, Series 2021 A, Ref. RB	4.00%	05/15/2051	370	349,889
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	750	795,010
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	40	44,841
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	225	244,717
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	80	86,090
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.50%	02/01/2050	1,000	1,088,773
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2041	5	5,613
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	35	39,013
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	45,098
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	55	61,550
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	1,860	2,005,313
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	170	188,197
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	85	93,398
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	680	733,125
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,015	1,054,133
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	305	316,759
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	135	149,011
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	5	5,279
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	670	724,924
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	235	249,853
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	300	324,593
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	646,059
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	615,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	$250	$195,084
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	715	750,370
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	115	118,804
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	365	355,120
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,985	1,984,918
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	270	264,271
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	15	15,574
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	1,910	1,954,433
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	1,005	1,079,970
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	515	497,401
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	150	139,775
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	810	844,894
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	90	94,264
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	365	395,055
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10	10,223
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,034,294
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	520	542,026
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	415	449,260
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	80	81,107
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	1,019,177
Socorro Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	55	53,833
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	555	554,981
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	168,078
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	910	847,253
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	350	335,610
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	160	152,548
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	34,918
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	250,976
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	295	296,297
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	1,100	1,158,770
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	1,120	1,033,430
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	1,150	1,237,044
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	961,646
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	60	58,441
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	840	849,072
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	625	611,738
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	55	58,515
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2053	225	214,498
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	461,239
Tarrant (County of), TX Regional Water District, Series 2025, RB	4.25%	09/01/2055	275	262,056
Tarrant County College District, Series 2022, GO Bonds	4.00%	08/15/2042	225	230,217
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, RB	5.00%	11/15/2046	200	198,666
Tarrant County Cultural Education Facilities Finance Corp., Series 2022 A, RB	5.00%	07/01/2053	10	10,203
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	765	829,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	$1,000	$1,041,433
Tarrant County Cultural Education Facilities Finance Corp., Series 2026, Ref. RB	5.00%	11/15/2044	1,000	1,098,927
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB(d)(e)	4.00%	05/15/2026	765	767,486
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB(d)(e)	5.00%	05/15/2026	690	693,625
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	25	26,799
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,220	1,260,297
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	525	543,946
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	1,000	1,017,585
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,790	1,589,951
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	340	328,614
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	975	716,432
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	5.25%	12/01/2049	260	278,074
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	4.13%	12/01/2054	660	604,597
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	341,685
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	580	532,552
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	470	417,950
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	1,400	1,321,382
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	60	47,999
Tennessee (State of), Series 2014 A, Ref. GO Bonds	4.00%	10/01/2044	145	145,006
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	1,000	1,079,651
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	910	974,987
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	65	59,464
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2046	25	25,034
Texas (State of), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	575,895
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	800	828,196
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2042	1,000	1,132,478
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2043	1,250	1,404,750
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	1,285	1,431,914
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	75	75,826
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2041	150	167,116
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	240	266,080
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	335	327,537
Texas (State of) Water Development Board, Series 2015, RB	4.00%	10/15/2050	215	200,194
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	605	605,002
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	355	356,180
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	795	798,191
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	2,065	2,096,108
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	545	528,399
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2052	75	68,889
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	1,075	1,108,345
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	1,045	1,002,487
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,660	2,681,664
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	3,265	3,333,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	$1,440	$1,426,982
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	1,690	1,608,239
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2054	135	123,133
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,970	1,968,054
Texas (State of) Water Development Board, Series 2020, RB	4.00%	04/15/2051	405	377,600
Texas (State of) Water Development Board, Series 2021, RB	4.00%	10/15/2044	275	276,927
Texas (State of) Water Development Board, Series 2021, RB	4.00%	10/15/2056	50	45,286
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	645	692,974
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	630	673,455
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	2,640	2,692,443
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	500	517,318
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	385	411,620
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	330	360,548
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	2,210	2,293,719
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,005	1,075,168
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,390	1,442,471
Texas (State of) Water Development Board, Series 2024 A, RB	4.13%	10/15/2047	1,650	1,621,911
Texas (State of) Water Development Board, Series 2024 A, RB	4.25%	10/15/2051	765	746,268
Texas (State of) Water Development Board, Series 2024 A, RB	4.38%	10/15/2059	1,000	963,217
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2044	5	5,565
Texas (State of) Water Development Board, Series 2025, RB	4.50%	10/15/2045	520	540,274
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2050	2,720	2,799,124
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2055	4,725	4,794,710
Texas (State of) Water Development Board, Series 2025, RB	4.80%	10/15/2056	1,175	1,194,826
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2051	1,520	1,410,027
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	605	639,474
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	405	421,976
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	1,235	1,274,053
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	1,160	1,185,469
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	380	419,125
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	284,197
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	1,395	1,480,245
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	460	482,574
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	55	61,573
Texas City Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	255	237,174
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	146,172
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	1,310	1,476,269
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	800	737,509
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	35	37,274
Texas State University Board of Regents, Series 2025 A, Ref. RB	4.25%	02/15/2055	30	28,707
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	65	72,482
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2042	40	44,966
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	190	209,880
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	760	830,264
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	2,245	2,385,544
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	2,775	3,009,817
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2055	1,750	1,872,201
Texas Transportation Finance Corp., Series 2025, RB	5.50%	10/01/2055	3,660	4,001,639
Texas Water Development Board, Series 2025, RB	5.00%	10/15/2042	100	113,468
Texas Water Development Board, Series 2025, RB	4.50%	10/15/2043	40	42,570
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,250	1,308,653
Travis County Healthcare District, Series 2025, GO Bonds	5.25%	03/01/2055	20	21,101
Tyler Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	100	95,704
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	295	319,480
Van Alstyne Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	267,140
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	110	117,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	5.00%	08/01/2049	$270	$286,928
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	4.00%	08/01/2054	635	585,848
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	1,320	1,394,039
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.25%	02/01/2054	1,000	1,066,214
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	575	509,765
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	40	38,469
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	290	218,697
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	50	47,696
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	336,279
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	500	469,535
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	122,836
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	210	192,114
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	335	309,421
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	910	979,569
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	20	21,352
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	290	280,460
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	675	709,940
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,220	1,163,176
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	460	440,117
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,075	1,005,629
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	160	170,277
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	480	499,933
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	565	548,409
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	420	405,665
West Harris (County of), TX Regional Water Authority, Series 2019, Ref. RB	3.00%	12/15/2058	10	6,687
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	185	158,928
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	115	115,468
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	280	269,659
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	115	106,318
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2052	75	70,780
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	14,566
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	15	15,177
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	300	323,024
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2055	270	275,271
Wylie Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2044	95	80,775
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	382,726
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	690	736,356
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	895	867,242
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	540	572,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$95	$89,453
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,000	940,843
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	375	348,334
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,438,007
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2056	50	51,186
				510,910,725
Utah-0.51%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	280	271,994
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	1,035	1,135,936
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	95	102,941
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	400	430,911
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,069,572
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,061,809
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	690	727,524
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	65	71,001
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,084,166
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	455	495,668
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	645	696,387
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	35	37,497
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	110	114,207
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	15	15,169
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	1,145	1,165,420
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	50	51,413
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	25	26,162
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	125	125,623
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	100	103,368
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	585	617,001
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	603,589
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2047	190	203,218
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	25	26,081
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	360	381,431
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	295	310,073
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	405	372,290
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,099,304
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	260	283,497
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	410	438,124
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	4.00%	05/15/2045	415	401,229
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	10	10,023
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	680	537,022
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	820	766,545
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	160	160,786
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	230	230,791
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	555	552,227
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	250	264,981
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	175	180,310
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	210	212,173
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	100	112,615
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	95	105,811
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	2,000	2,227,474
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	510	575,169
				19,458,532
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	50	51,341
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	$280	$266,249
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	265	264,309
				581,899
Virginia-1.06%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	445	360,506
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	83,374
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	4.00%	07/01/2045	95	91,201
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,066,324
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	405	405,011
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	260	252,033
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	1,000,316
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	1,255	1,255,032
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(a)	5.00%	07/01/2041	40	40,156
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	500	529,956
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	4.00%	04/01/2050	145	138,534
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	9,754
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	505	539,971
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2014 A, RB	4.00%	05/15/2044	495	494,975
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	1,190	1,133,734
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	2,005	2,009,455
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,053,237
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	4.13%	05/15/2054	20	18,851
Front Royal & Warren County Industrial Development Authority ( Valley Health System Obligated Group), Series 2018, RB	4.00%	01/01/2050	720	657,829
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	5	5,174
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	450	457,676
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	130	129,301
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	15,946
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2050	315	298,053
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	760	700,662
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,010	931,940
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	890	914,308
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.25%	07/01/2060	750	777,819
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,710	1,585,355
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,030	934,177
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2024 A, RB	5.25%	07/01/2064	250	266,638
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	85	95,084
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	20	21,679
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	645	679,554
Henrico (County of), VA, Series 2019, Ref. RB	3.00%	05/01/2049	75	59,393
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	5	5,260
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	100,342
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2047	250	253,123
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	1,000	999,992
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	25	27,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2048	$100	$106,036
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	1,015	1,026,453
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	465	487,839
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,155	1,103,795
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,002,708
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	154,705
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	885	825,073
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	350	368,232
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	250	259,030
Prince William County Service Authority, Series 2025, Ref. RB	5.00%	07/15/2055	150	159,469
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	20	19,246
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	467,611
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	558,062
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	525	415,102
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	4.00%	07/01/2051	230	216,245
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	345	275,488
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	2.63%	11/01/2050	50	33,514
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,440,027
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	160	163,691
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	215	198,089
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	560	625,940
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	95	95,693
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	25	27,791
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	625	680,633
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	595	603,038
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	330	337,846
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2045	735	804,045
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	200	203,444
Virginia (Commonwealth of) Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2050	15	15,768
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	996,239
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	1,340	1,182,188
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,010	1,107,245
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	160	173,788
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	1,006,483
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	30	30,062
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	585	536,115
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	500	536,685
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	370	316,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	$280	$280,688
Virginia Small Business Financing Authority, Series 2020, Ref. RB	4.00%	01/01/2051	300	271,434
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	160	151,032
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	390	411,765
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	350	335,181
				40,409,197
Washington-2.17%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	260	263,242
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,000	1,157,867
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	1,235	1,329,720
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2046	1,130	1,125,427
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	1,015	1,136,139
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,260	1,373,044
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,720	1,759,342
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	480	543,399
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	1,000	1,085,325
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.25%	12/01/2042	250	261,547
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	530	599,981
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	455	509,940
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	1,070	1,069,972
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	580	580,749
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2046	100	100,361
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	40	40,126
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,055	1,126,307
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	45	42,480
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	30	32,241
Pierce County School District No. 10 Tacoma, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2042	300	303,528
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	175	185,957
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	105	120,440
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	15	17,068
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	70	78,238
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2043	250	275,684
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	5,001
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	05/01/2044	5	5,000
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	1,065	1,065,035
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	830	827,847
Seattle (City of), WA, Series 2015, GO Bonds	4.00%	12/01/2044	120	120,007
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	215	208,016
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	4,885
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	450	456,506
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	195	189,446
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2051	500	464,535
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	130	137,099
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	137,000
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	25	25,969
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	285	298,080
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2050	260	281,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	$800	$859,053
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	375	385,560
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,039,126
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	860	925,983
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	290	328,067
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	575	575,061
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	785	824,320
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	705	740,239
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	210	218,761
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	590	631,407
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	2,010	1,778,933
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	400	349,979
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	1,065	1,065,900
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	50	56,160
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	15	15,378
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	2,720	2,768,814
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	1,070	1,115,677
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	124,601
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	300	311,085
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	190	196,411
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	185	196,001
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	570	597,436
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	180	194,682
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	420	451,803
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	315	336,388
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	270	284,409
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	145	153,874
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	25	26,392
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	225	241,277
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	304,262
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	120	127,302
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	45	47,469
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	48,545
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	235	254,306
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	10	10,659
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,130	1,196,721
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	40	42,094
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	10	10,554
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	100	109,986
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2045	25	27,201
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2041	265	300,520
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	355	398,068
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	365	409,832
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	590	654,474
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	480	526,525
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	500	538,667
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	135	146,584
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2047	20	21,562
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	660	703,122
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	535,794
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,060,625
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	110	124,063
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	75	81,944
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2046	310	335,416
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2047	5	5,373
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2048	60	64,106
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	910	971,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2048	$500	$537,342
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	990	1,077,479
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,035	1,109,818
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,548,953
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,056,873
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	345	383,446
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,685	1,859,143
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	425	464,697
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	285	314,283
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	620	687,079
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	40	44,511
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	50	55,003
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	92,608
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	45	48,123
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	360	401,772
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	820	905,617
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	295	322,620
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	485	517,640
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	185	196,520
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,293
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	290	314,397
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	532,044
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	360	383,910
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	525	555,766
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	465	509,228
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	590	641,195
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,099,488
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	90	96,277
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	235	249,531
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	85	89,851
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	335	366,927
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	235	255,003
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,744
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	240	255,688
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	220	233,180
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	84,436
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	250	279,313
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	155	171,175
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	104,268
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	360	388,950
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	170,392
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	50,888
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	280	231,427
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	90	73,653
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,251,805
Washington (State of) Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	70	65,628
Washington (State of) Health Care Facilities Authority, Series 2015 A, RB	4.00%	10/01/2045	700	677,677
Washington (State of) Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	635	614,949
Washington (State of) Health Care Facilities Authority, Series 2017, RB	5.00%	07/01/2042	35	35,536
Washington (State of) Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	275	245,580
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	755	799,970
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	1,000	1,067,472
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	25	25,715
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	355	332,937
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	450	449,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	$1,000	$989,355
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	500	500,004
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	5	5,003
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014, RB	5.00%	10/01/2044	25	25,019
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	1,040	953,548
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	260	244,671
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	190	198,139
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	1,023,285
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	2,885	2,932,043
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	15	15,144
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,540	1,537,009
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	815	619,488
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,560	1,372,017
Washington (State of) Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	468,029
Washington (State of) Housing Finance Commission, Series 2025, RB, (INS - BAM)(a)(c)	5.25%	07/01/2064	100	102,134
Washington (State of) Housing Finance Commission (Seattle Academy of Arts and Sciences), Series 2023, Ref. RB(c)	6.38%	07/01/2063	100	107,300
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,830	1,758,484
				82,387,707
West Virginia-0.26%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	860	705,037
West Virginia (State of), Series 2018 B, GO Bonds	4.00%	06/01/2042	255	256,547
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	5	5,196
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	875	880,031
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	15,061
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	30	31,414
West Virginia (State of) Economic Development Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	145	116,505
West Virginia (State of) Hospital Finance Authority (West Virginia University), Series 2019, RB	4.00%	10/01/2047	235	227,529
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	695	672,693
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	25	26,883
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	136,519
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	265	278,901
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	735	684,594
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	335	337,282
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	487,179
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,385	1,228,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	$370	$373,551
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.13%	06/01/2042	45	45,176
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	520	496,708
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	400	379,382
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	985,356
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	430	412,033
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	505	528,250
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	695	648,513
				9,958,720
Wisconsin-0.90%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	210	179,055
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	455	457,532
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2043	75	77,487
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	10	10,175
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	80	79,063
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	180	178,483
University of Wisconsin Hospitals & Clinics, Series 2021, Ref. RB	2.90%	04/01/2051	100	71,645
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	230	222,318
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	760	703,077
Wisconsin (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	5.00%	07/01/2049	300	300,618
Wisconsin (State of) Health & Educational Facilities Authority, Series 2024, RB, (INS - BAM)(a)	5.25%	02/15/2054	40	41,918
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	365	297,874
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	505	429,911
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	255	248,816
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	760	762,321
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	30	27,097
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	5	4,516
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB	5.50%	02/15/2054	10	10,536
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB(d)(e)	4.00%	05/15/2026	10	10,038
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	715	672,446
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,200	1,108,740
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,420	1,044,355
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	75	67,309
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	4.38%	08/15/2055	235	224,712
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	155	160,387
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	50	53,512
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	530	570,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	$315	$289,919
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	3.00%	08/15/2052	100	71,406
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	660	652,086
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,260	2,986,907
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	95	95,050
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	100,935
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	205	195,905
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,395	1,334,952
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	1,585	1,400,142
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	505	480,785
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	590	454,327
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	225	203,463
Wisconsin (State of) Public Finance Authority, Series 2018, RB, (INS - AGI)(a)	5.00%	07/01/2058	25	25,042
Wisconsin (State of) Public Finance Authority, Series 2020, Ref. RB	3.00%	06/01/2045	180	139,973
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	680	697,338
Wisconsin (State of) Public Finance Authority, Series 2022, RB	5.00%	02/01/2062	700	690,707
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	15	15,921
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	150	152,110
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.13%	04/01/2052	250	232,853
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(c)	5.75%	07/01/2063	800	785,398
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	3,028	3,152,560
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	735,351
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	1,145	862,285
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,045	959,768
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	583,408
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	1,820	1,821,621
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	965	965,279
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,415,085
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	938,840
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	785	616,959
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	760	778,537
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	4.00%	10/01/2049	2,710	2,376,348
				34,225,324
Wyoming-0.03%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	1,045	979,693
TOTAL INVESTMENTS IN SECURITIES(f)-97.33% (Cost $3,690,869,890)				3,692,367,772
OTHER ASSETS LESS LIABILITIES-2.67%				101,477,368
NET ASSETS-100.00%				$3,793,845,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
UCR	-University of California Riverside
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $1,265,323, which represented less than 1% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco New York AMT-Free Municipal Bond ETF (PZT)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.14%
Guam-0.16%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$204,132
New York-96.98%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	405	432,541
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	460	492,760
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	200	201,283
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	475	487,610
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	530,828
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	310	325,249
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2045	35	38,856
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	670	714,062
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	1,080	1,166,738
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	565	464,822
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,000	815,987
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	185	134,590
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	250	227,713
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,000,018
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	30	24,912
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	150	150,104
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	525	517,654
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	500,043
Dutchess County Local Development Corp. (Marist College), Series 2022, RB	5.00%	07/01/2052	110	111,962
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	330	297,078
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	110	111,832
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	200	194,098
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	195	197,309
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	100,989
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	1,250	1,271,871
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	895	876,411
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	975	929,231
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	230	233,085
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	655	658,956
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	185	186,674
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	20	20,116
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	55	56,467
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	40	45,076
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	125	137,666
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	740	787,520
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,051,444
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	425	452,658
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	310	346,667
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	45	49,062
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	340	360,299
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	455	478,405
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	63,228
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	70	64,810
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	50,020
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	140	139,147
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	25	23,472
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	100	91,906
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	$100	$100,071
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	130	136,291
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	15	14,020
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	715	715,465
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,241
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,405
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	85	77,380
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	275	283,389
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	240	221,351
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	25	22,977
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	25	22,020
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	135	133,143
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	25	22,958
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	110	99,239
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	404,880
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	205	209,142
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,026,887
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	57,912
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	59,227
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	60	54,360
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	10	8,989
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	18,787
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	105	110,525
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	150	141,027
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	115	122,212
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	85,604
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	104,117
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	187,858
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	350	369,528
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	15	16,794
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	75	83,019
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	5	5,468
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	75,702
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	350	368,418
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	10	10,491
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	35	36,631
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	35	36,530
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	40	37,128
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	5	5,588
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	370	370,128
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2042	10	10,004
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	210	210,131
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	80	80,050
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,065	995,564
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	540	562,048
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	175	175,002
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	165	165,026
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	10	10,345
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	90	93,894
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	510	538,227
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	95	95,017
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	80	80,982
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	295	297,576
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	515	465,775
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	50	50,003
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	100	102,281
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	70	66,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	$10	$10,133
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	205	214,102
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	60	62,769
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	185	196,729
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	285	299,703
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	70	80,109
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	5	5,616
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	350	367,675
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.25%	10/15/2055	25	26,939
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	125	125,321
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	240	246,811
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	103,469
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	385	392,248
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	5	5,102
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	150	159,423
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	400	431,489
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	110	116,721
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	455	475,998
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	310	329,001
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	20	22,288
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	75	82,858
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	195	206,914
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	175	186,169
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	185	194,652
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	125	142,446
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	75	84,597
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	25	28,118
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	25	26,375
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	94,986
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Series 2022, Ref. RB	5.25%	12/01/2052	15	16,035
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	60	63,774
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	130	138,544
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	700	717,240
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	155	157,092
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	5	4,913
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	89,467
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	30	30,091
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	5	5,139
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	50,401
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	17,830
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	30	24,980
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	101,275
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	35	37,041
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	20	16,378
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	385	358,784
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	35	35,538
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	10	10,053
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	135	140,204
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	130	121,080
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	26,702
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	10	10,696
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	78,993
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	167,418
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	40	29,939
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	49,159
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	210	202,816
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,550
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	49,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	$20	$21,485
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	15,732
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,664
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	835	864,223
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	100	94,100
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	90	99,279
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	54,538
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	75	80,945
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	106,878
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	96,632
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	107,099
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	294,904
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2041	20	20,438
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	10	10,915
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	20	21,599
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	108,497
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	315,820
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	290	303,713
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	5	5,461
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2045	5	5,400
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	10	10,824
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	340	362,376
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	45	47,680
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	335	350,271
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	25	24,718
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	216,690
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	60	61,598
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	60	52,674
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,159
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	270	270,248
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	50	52,508
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	30	24,466
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	211,706
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	33,117
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	10	10,934
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,980
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,763
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	59,598
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	35	37,679
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	95	95,638
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	110,034
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	90	98,094
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	212,793
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	470,068
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	30	33,602
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	160	177,383
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	70	76,692
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	5	5,470
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	50	52,739
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	105	111,533
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	35	38,647
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	30	32,029
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	135	138,335
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	640	510,227
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	20	19,356
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	110	80,846
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	$75	$73,740
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	1,720	1,293,245
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	170	179,580
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	95	85,370
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	40	39,751
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	193,048
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	158,063
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	30	28,957
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	10	10,036
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	30	30,132
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	50	44,041
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,063
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	15	13,048
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	15	11,569
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	425	405,917
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	15	15,909
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	95,510
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	40	30,217
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	90	84,218
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	55	55,476
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	220	221,276
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	755,417
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	935,756
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	40	41,554
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	180	181,559
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	15	14,131
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	45	45,334
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	110,817
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	15	15,181
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	45	48,589
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	45	42,392
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	50	51,757
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	10	8,551
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	500	521,907
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	15	13,938
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	4,237
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	5	5,342
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	10	9,913
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	500	464,589
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	70	72,662
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	130	137,097
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	175	161,839
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	5	4,957
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	80	85,191
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	25	24,630
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	1,070	1,046,765
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	20	21,135
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	60	64,735
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	35	37,213
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	419,804
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	140	148,977
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	325	301,292
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	20	21,483
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	35	36,950
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	5	5,624
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	70	74,611
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	$190	$199,001
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	5	5,375
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	25	26,880
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	25	26,749
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	25	26,614
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	25	25,013
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	125	131,032
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	125	133,807
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	100	109,357
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	10	10,310
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	50	50,486
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	40	44,321
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	20	21,478
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	5	5,201
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	245	259,206
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	317,064
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	20	21,795
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	95	102,937
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	350	370,973
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	240	256,493
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	60	66,824
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	30	29,999
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	30	29,999
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	25	24,431
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	15	14,460
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	34,895
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	100,027
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	25	24,714
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	100	98,426
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	50	50,013
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	50	50,749
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	234,766
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	40,805
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,475
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	20	19,705
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	25	24,595
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	15	15,639
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	20	20,014
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	15	14,859
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	10	8,603
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	60	57,776
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	10	8,828
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	55	55,405
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	25	25,044
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	25	24,846
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	40,598
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	10	9,688
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	880	682,420
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	55	55,098
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	20	19,499
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	20	20,292
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	26,713
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	65	64,707
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	60	58,498
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	71,885
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	9,615
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	150	116,034
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	10	9,155
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	$70	$68,291
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	20	13,810
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,666
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	10	10,040
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	50	49,766
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	182,864
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	134,620
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	10	7,451
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	15	16,647
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	21,398
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	70,646
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	15	15,971
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	65	64,685
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	40	42,590
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	20	19,072
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	210	219,728
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	10	10,976
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	105,968
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	15	15,710
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	104,294
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	50	54,316
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	106,692
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	154,236
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	364,703
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	112,154
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	225	239,666
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	212,526
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	106,346
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	192,985
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	5	5,525
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	20	22,309
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	25	27,018
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	80	85,633
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	35	37,468
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	65	73,238
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	390	418,178
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	25	26,176
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	15	16,275
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	63,903
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	105,136
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	83,714
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	50	52,271
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	80	84,660
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	25	27,496
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	25	27,187
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	20	21,339
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	5	5,264
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	120	128,251
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	161,513
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	106,709
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	5	5,632
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	5	5,576
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	20	22,000
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	5	5,423
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	25	26,971
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	50	54,926
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	20	21,761
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	20	22,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	$30	$32,752
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	20	21,611
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	60	64,193
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	20	21,116
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	10	10,735
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	200	215,097
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	20	22,202
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	15	16,860
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	10	10,843
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	10	10,583
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.50%	05/01/2053	40	43,470
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	25	28,229
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	25	27,941
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	25	27,568
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	30	32,698
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	30	32,354
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	30	31,864
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	50	55,030
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	30	32,131
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	50	52,299
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	5	5,005
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	30,172
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	150	135,236
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	50	50,271
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	25	26,115
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	10	7,624
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	22,511
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	150	164,462
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	375	395,427
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	65	63,360
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2042	85	98,221
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	15	15,104
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	5	5,031
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	160	163,484
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	193,752
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	25	25,447
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	40	40,646
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	10	10,215
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	5	4,801
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	30	31,129
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	15	15,001
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,315
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	55	56,744
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	290	287,672
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	21,146
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	85	89,650
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	10	10,511
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	10	10,436
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	270	208,066
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	60	45,402
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	525	478,376
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	780	692,828
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	150	136,347
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	45	40,014
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	60	60,130
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	19,470
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	35	33,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	$85	$80,955
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	215	205,470
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	75,754
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	94,973
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	5	5,039
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	10	10,024
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	150	143,240
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	98,770
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	95,353
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	255	245,831
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	50	54,612
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	35	35,324
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	18,902
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	175	144,495
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,230	1,253,439
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	55	52,656
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	270	284,290
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	30	33,182
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	10	10,694
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	70	66,259
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	103,830
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	40	45,559
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	5	5,562
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	15	16,229
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	45	47,066
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	39,399
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	10	10,962
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	10	10,712
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	5	5,318
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	145	152,808
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	100	104,729
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	5	5,225
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	30	31,322
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	240	250,143
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	90,352
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	115	128,355
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	180	198,507
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	190	206,902
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	55	59,268
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	122,658
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	95,353
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	10	10,732
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	110	117,720
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	376,466
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	105	97,076
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	2,175	2,375,175
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	60	68,956
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	65	73,898
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	45	50,524
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	30	33,167
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	50	52,908
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	50	46,529
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	10	11,434
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	25	28,539
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	45	50,784
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	20	22,210
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	15	16,407
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	60	64,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	$40	$42,831
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	40	42,060
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	50	53,904
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	104,735
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	50	52,172
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2054	65	67,759
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	5	5,207
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	150	157,086
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	20	22,380
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	15	16,543
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	140	152,879
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	330	344,281
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	675	681,113
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	75	80,749
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	370	397,500
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2055	20	21,354
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2050	25	27,249
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	325	350,742
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	285	294,372
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	5	4,678
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	55	41,113
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	5	5,232
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	30	31,321
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	10	10,242
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	60	62,415
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	68,168
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	35	33,467
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	5	5,188
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	130	131,202
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	5	4,861
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	40	45,520
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	320	331,721
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	100	100,401
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	245	232,946
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	448,293
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	125	123,479
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	30	29,999
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	155	155,004
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	155	115,526
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	585	557,232
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	230	214,350
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	120	103,681
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	300	215,262
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	370	354,578
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	395	396,395
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	25	21,732
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	5	4,995
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	120	126,334
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	80	82,480
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	500	488,586
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	150	155,016
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	35	38,737
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	80	87,301
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	680	631,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	$1,190	$1,067,930
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,041,311
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	375	404,628
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	135	129,728
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	315	298,127
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	415	423,486
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	445	457,918
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	460	426,691
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	10	10,408
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	125	129,049
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,175	1,174,001
New York (State of) Housing Finance Agency (Green Bonds), Series 2024 A-1, RB	5.00%	06/15/2054	140	144,321
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,240	1,227,137
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,235	1,174,180
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	1,075	1,009,154
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	350	260,529
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	30	27,720
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	210	192,930
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	115	111,229
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	620	587,676
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	690	639,270
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	340	359,565
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	210	221,378
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	170	165,193
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	102,399
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	275	250,923
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	80	58,246
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	15	13,482
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	35	34,285
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	355	261,377
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	20	18,424
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	10	9,431
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	500	383,172
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	30	22,801
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	235	226,440
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	500	383,678
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	20	22,222
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	40	43,896
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	50	53,046
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	145	154,735
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	135	144,114
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	430	451,270
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	275	286,901
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	100	109,813
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	70	73,748
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	65	68,089
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	65	69,589
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	92,731
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,042
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	110	114,207
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	207,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	$100	$94,070
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	15,177
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	50	56,599
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	10	9,432
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,542
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	109,316
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	20	20,232
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	55	51,694
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	40	37,345
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	92,487
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	55	58,578
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	100,490
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	214,782
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	60	59,498
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	77,623
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	138,280
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	105	98,942
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	14,296
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	60	60,234
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	120	121,107
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	120	126,232
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	395	411,399
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	70	70,234
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2047	10	9,643
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2050	5	3,771
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	310	324,068
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	430	397,570
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,510
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	280	293,999
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	275	309,109
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	400	393,720
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	350	350,151
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	957,684
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	280	219,071
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	1,000,846
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	475	415,471
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	690	528,004
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	15	11,207
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	605	486,007
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	364,770
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	735	608,224
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	1,015	784,355
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,360	1,006,028
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	180	193,466
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	325	346,135
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	100	100,093
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	95	92,604
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	410	405,106
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5	5,253
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	465	498,211
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	675	729,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	$45	$45,055
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	25	26,269
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	90	94,479
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	65	67,863
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	35	36,388
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	65	60,711
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	106,938
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	260	261,473
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	25	25,035
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	7,580
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	380	413,178
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	80	86,534
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	260	254,447
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	675	646,503
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	100	101,199
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	45	44,039
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	5	5,202
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	77,816
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	7,567
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	95	95,757
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	107,596
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	230	246,374
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	111,016
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	60	57,227
New York State Urban Development Corp., Series 2021 A, Ref. RB	2.63%	03/15/2051	120	81,495
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2044	5	5,422
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2051	45	46,858
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	170	176,460
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	125	130,147
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	50	45,993
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	100	109,527
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	265	262,442
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	420	421,301
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	10	9,774
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	95	94,203
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	240	231,470
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	40	38,304
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	60	64,378
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	85	90,445
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	79,387
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	55	57,822
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	70	70,501
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	215	215,579
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	410	406,559
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	90	87,392
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	80	78,291
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	560	418,604
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,716
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	115	120,268
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,638
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	70	73,302
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	65	67,827
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	75	78,005
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	130	133,440
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	160	160,104
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	250	247,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	$165	$129,077
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	255	234,444
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	264,389
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	200	209,260
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	120	115,036
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	240	226,972
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	650	651,212
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	590	649,160
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	35	37,320
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	45	42,057
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	65	56,196
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	75	63,219
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	460	460,840
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	40	40,958
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	450	439,729
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	520	539,806
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	29,816
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	290	274,021
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	40	42,104
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	60	64,112
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	15	16,683
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	50	54,394
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	110	117,530
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	420	440,514
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	55	57,722
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	110	122,967
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	15	16,541
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	25	27,277
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	104,937
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	225	240,636
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	5	4,613
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	375	389,863
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	105	95,365
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	5	5,268
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	355	325,338
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	525,433
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	11,271
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2048	210	222,811
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	25	27,001
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2048	20	21,533
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	220	230,744
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	35	36,741
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	75	75,882
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	160	168,373
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	20	21,228
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	90	90,685
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	410	406,863
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,609
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	40	43,991
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	15	15,686
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	350	371,321
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	213,689
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	55	56,852
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	45	46,455
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	20	20,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	$225	$234,717
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	130	118,070
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	225	233,038
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	160	165,605
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	30	27,560
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	5	5,154
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	60	62,480
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	20	18,615
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	94,475
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	40	37,083
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	75	77,577
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	90	94,475
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	91,491
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	70	73,664
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	15	15,684
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	105,174
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	28,191
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	100	94,618
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	20	20,965
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	15	14,139
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	35	36,277
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	15	15,740
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	10	9,839
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	220	234,841
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2049	150	163,258
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	140	143,209
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	355	383,194
				127,975,688
TOTAL INVESTMENTS IN SECURITIES(b)-97.14% (Cost $129,019,603)				128,179,820
OTHER ASSETS LESS LIABILITIES-2.86%				3,778,945
NET ASSETS-100.00%				$131,958,765

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	8.04%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco Preferred ETF (PGX)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.72%
Automobiles-1.71%
Ford Motor Co.
Pfd., 6.00%(b)	1,170,978	$24,590,538
Pfd., 6.20%(b)	1,100,965	23,736,805
Pfd., 6.50%(b)	876,902	19,739,064
		68,066,407
Banks-35.07%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	144,884	3,007,792
Series E, Pfd., 5.88%(b)	140,488	2,978,346
Pfd., 6.63%(b)(c)	440,783	10,957,865
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	746,283	18,880,960
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,338,746	23,347,730
Series QQ, Pfd., 4.25%	1,898,217	33,712,334
Series NN, Pfd., 4.38%	1,576,059	28,999,486
Series SS, Pfd., 4.75%(b)	1,005,729	20,164,866
Series LL, Pfd., 5.00%(b)	1,897,772	40,460,499
Series KK, Pfd., 5.38%(b)	2,026,327	46,058,413
Series HH, Pfd., 5.88%(b)	1,247,887	31,371,879
Series GG, Pfd., 6.00%(b)	1,974,008	49,883,182
Series K, Pfd., 6.45%(b)	1,533,051	39,782,673
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	264,495	4,276,884
Pfd., 8.00%(b)	240,702	6,395,452
Bank OZK, Series A, Pfd., 4.63%(b)	512,096	8,377,891
Citigroup, Inc., Series II, Pfd., 6.25%	1,094,113	27,790,470
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	658,091	13,142,077
Series I, Pfd., 6.50%(c)	584,925	14,921,437
Pfd., 7.38%(b)	586,031	15,383,314
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	210,146	3,767,918
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	362,711	7,163,542
Series A, Pfd., 6.00%(b)	291,224	7,123,339
Pfd., 6.88%(c)	582,134	14,989,951
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	517,905	11,155,674
Series C, Pfd., 5.63%(b)	277,782	6,316,763
Series E, Pfd., 6.63%(c)	590,000	14,850,300
First Horizon Corp.
Series F, Pfd., 4.70%	211,152	3,971,769
Series E, Pfd., 6.50%(b)	221,374	5,474,579
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)(c)	751,484	17,073,716
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	288,579	5,552,260
Hancock Whitney Corp., Pfd., 6.25%(b)	254,455	6,139,999
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	729,032	13,005,931
Series L, Pfd., 5.50%(b)	260,101	5,597,374
Series C, Pfd., 5.70%(b)	258,475	6,017,298
Series J, Pfd., 6.88%(b)(c)	473,262	12,162,833
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	2,925,697	$54,359,450
Series JJ, Pfd., 4.55%(b)	2,189,610	42,784,979
Series LL, Pfd., 4.63%(b)	2,715,708	54,124,060
Series GG, Pfd., 4.75%(b)	1,314,257	26,863,413
Series DD, Pfd., 5.75%(b)	2,486,724	62,242,702
Series EE, Pfd., 6.00%(b)	2,714,435	68,512,339
KeyCorp
Series G, Pfd., 5.63%(b)	656,168	14,507,874
Series F, Pfd., 5.65%(b)	618,105	13,487,051
Pfd., 6.20%(b)(c)	872,053	22,324,557
M&T Bank Corp.
Series K, Pfd., 6.35%	656,914	16,554,233
Series J, Pfd., 7.50%(b)	1,094,972	29,399,998
Old National Bancorp
Series A, Pfd., 7.00%	159,792	4,053,923
Series C, Pfd., 7.00%(b)	175,485	4,452,054
Popular Capital Trust II, Pfd., 6.13%	141,616	3,602,711
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	585,788	10,309,869
Series C, Pfd., 5.70%(c)	730,474	17,925,832
Pfd., 6.95%(b)(c)	726,971	18,828,549
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	441,388	9,869,436
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,349,277	25,973,582
Series O, Pfd., 5.25%(b)	838,526	18,346,949
U.S. Bancorp
Series L, Pfd., 3.75%	728,864	11,362,990
Series M, Pfd., 4.00%(b)	1,097,926	18,313,406
Series O, Pfd., 4.50%(b)	657,661	12,245,648
Series K, Pfd., 5.50%(b)	846,614	19,870,031
UMB Financial Corp., Pfd., 7.75%(c)	438,837	11,760,832
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	220,749	5,739,474
WaFd, Inc., Series A, Pfd., 4.88%(b)	431,058	7,069,351
Webster Financial Corp., Series F, Pfd., 5.25%(b)	220,740	4,591,392
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	1,824,968	32,685,177
Series CC, Pfd., 4.38%(b)	1,535,346	27,927,944
Series AA, Pfd., 4.70%(b)	1,708,407	33,313,937
Series Z, Pfd., 4.75%(b)	2,946,736	58,551,644
Series Y, Pfd., 5.63%(b)	1,007,864	24,894,241
Wesbanco, Inc., Series B, Pfd., 7.38%(b)(c)	338,555	8,751,647
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	619,872	16,550,582
		1,392,408,653
Capital Markets-11.92%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	294,257	4,605,122
Pfd., 4.75%(b)	400,926	7,036,251
Pfd., 5.88%(b)	438,912	9,287,378
Pfd., 6.75%(b)	660,315	16,276,765
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	728,707	18,807,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco Preferred ETF (PGX)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	336,882	$5,140,819
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	584,765	9,274,373
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	343,893	7,397,138
Series A, Pfd., 6.63%	261,709	5,597,956
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	877,103	16,480,765
Series D, Pfd., 5.95%(b)	1,093,817	27,531,374
KKR & Co., Inc., Series T, Pfd., 6.88%(b)	865,937	21,882,228
Morgan Stanley
Series O, Pfd., 4.25%(b)	1,898,258	34,244,574
Series L, Pfd., 4.88%(b)	734,099	15,320,646
Series K, Pfd., 5.85%(b)	1,467,777	36,444,903
Series I, Pfd., 6.38%(b)	1,466,336	37,142,291
Series P, Pfd., 6.50%(b)	1,466,792	37,857,902
Series Q, Pfd., 6.63%(b)	1,467,653	38,746,039
Series F, Pfd., 6.88%(b)	1,246,455	31,635,028
Series E, Pfd., 7.13%(b)	1,248,383	31,833,766
New Mountain Finance Corp., Pfd., 8.25%(b)	169,052	4,268,563
Northern Trust Corp., Series E, Pfd., 4.70%(b)	586,284	11,596,698
State Street Corp., Series G, Pfd., 5.35% (3 mo. Term SOFR + 3.97%)(b)(d)	729,694	16,775,665
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	448,932	7,793,460
Pfd., 5.20%(b)	330,783	6,744,665
Series C, Pfd., 6.13%(b)	326,860	7,847,909
Series B, Pfd., 6.25%(b)	228,648	5,521,849
		473,092,055
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%(b)	62,034	4,235,061
Commercial Services & Supplies-0.25%
Pitney Bowes, Inc., Pfd., 6.70%(b)	512,752	10,096,087
Consumer Finance-4.10%
Atlanticus Holdings Corp., Pfd., 9.25%	239,642	6,130,042
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	624,482	10,303,953
Series L, Pfd., 4.38%(b)	987,820	16,980,626
Series K, Pfd., 4.63%(b)	183,130	3,292,677
Series J, Pfd., 4.80%(b)	1,828,795	33,960,723
Series I, Pfd., 5.00%(b)	2,191,033	43,031,888
Navient Corp., Pfd., 6.00%(b)	435,223	8,430,270
Synchrony Financial
Series A, Pfd., 5.63%	1,094,414	21,603,732
Series B, Pfd., 8.25%(b)(c)	733,212	19,151,498
		162,885,409
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%, (Acquired 06/08/2022 - 05/16/2023; Cost $3,670,262)(b)(e)	184,165	4,092,147
Series A, Pfd., 7.25%(b)	247,826	5,749,563
		9,841,710
	Shares	Value
Diversified Telecommunication Services-4.47%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,564,139	$49,949,428
Series A, Pfd., 5.00%(b)	1,761,476	36,779,619
Pfd., 5.35%(b)	1,938,471	43,983,907
Qwest Corp.
Pfd., 6.50%(b)	1,432,256	27,742,799
Pfd., 6.75%	966,448	19,193,657
		177,649,410
Electric Utilities-8.62%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	439,430	7,316,510
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)	367,177	6,036,390
Pfd., 7.25% (Canada)	231,689	5,778,324
Duke Energy Corp.
Pfd., 5.63%	730,777	18,006,345
Series A, Pfd., 5.75%(b)	1,462,743	36,583,202
Entergy Arkansas LLC, Pfd., 4.88%	449,116	9,489,821
Entergy Louisiana LLC, Pfd., 4.88%(b)	392,394	8,095,088
Entergy Mississippi LLC, Pfd., 4.90%	382,132	7,967,452
Entergy New Orleans LLC, Pfd., 5.50%(b)	308,318	6,983,403
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	395,340	9,195,608
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	363,641	8,665,565
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%(b)	1,005,617	24,064,415
Series U, Pfd., 6.50%(b)	1,279,837	32,456,666
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	154,301	3,502,633
SCE Trust II, Pfd., 5.10%(b)	299,748	5,698,210
SCE Trust VI, Pfd., 5.00%(b)	699,853	12,905,289
SCE Trust VII, Series M, Pfd., 7.50%(b)	812,051	20,301,275
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,095,160	20,085,234
Series 2020, Pfd., 4.95%(b)	1,458,374	30,465,433
Pfd., 5.25%(b)	659,220	14,595,131
Pfd., 6.50%(b)	826,049	21,518,576
Xcel Energy, Inc., Pfd., 6.25%	1,311,567	32,723,597
		342,434,167
Financial Services-4.64%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	874,421	22,455,131
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	515,322	7,698,911
Pfd., 4.88% (Canada)	379,707	6,010,762
Pfd., 7.25% (Canada)(b)	218,978	5,424,085
Carlyle Finance LLC, Pfd., 4.63%(b)	731,119	12,860,383
Corebridge Financial, Inc., Pfd., 6.38%	876,407	20,630,621
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	436,280	7,224,797
Series A, Pfd., 5.25%(b)	1,171,040	24,100,003
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	801,189	20,710,736
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	730,864	12,855,898
Merchants Bancorp
Series C, Pfd., 6.00%(b)	287,988	5,797,198
Pfd., 7.63%(b)	336,995	8,290,077
Pfd., 8.25%(c)	203,326	5,174,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco Preferred ETF (PGX)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financial Services-(continued)
TPG Operating Group II L.P., Pfd., 6.95%(b)	582,161	$14,239,658
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	438,605	10,557,222
		184,030,129
Gas Utilities-0.19%
Spire, Inc., Pfd., 6.38%(b)	296,483	7,385,392
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	290,491	5,086,497
Insurance-15.19%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,350,118	27,002,360
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	437,515	8,588,420
Series H, Pfd., 5.10%(b)	1,686,783	35,911,610
Series J, Pfd., 7.38%(b)	880,135	23,499,605
American Financial Group, Inc.
Pfd., 4.50%(b)	298,946	5,123,935
Pfd., 5.13%	296,019	5,594,759
Pfd., 5.63%(b)	218,091	4,571,187
Pfd., 5.88%(b)	183,465	4,049,073
American National Group, Inc., Pfd., 7.38%(b)	439,861	10,961,336
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	731,887	12,881,211
Series F, Pfd., 5.45%(b)	481,019	10,000,385
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	364,636	7,529,733
Pfd., 5.63% (Bermuda)	365,025	7,639,973
Pfd., 7.00% (Bermuda)(b)	328,960	8,210,842
Assurant, Inc., Pfd., 5.25%(b)	368,631	7,564,308
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	840,860	14,126,448
Series B, Pfd., 5.63%(b)	502,799	9,829,721
Series A, Pfd., 6.35%(c)	1,263,890	30,813,638
Pfd., 7.25%(b)(c)	842,130	21,137,463
Series E, Pfd., 7.75%(b)(c)	730,034	18,747,273
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	804,510	16,403,959
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	509,329	6,269,840
Series C, Pfd., 5.38%(b)	838,651	11,514,678
Pfd., 6.25%(b)	548,245	9,676,524
Series A, Pfd., 6.60%(b)	619,113	10,394,907
Series B, Pfd., 6.75%(b)	589,362	10,060,409
CNO Financial Group, Inc., Pfd., 5.13%	226,719	4,405,150
F&G Annuities & Life, Inc.
Pfd., 7.30%(b)	554,957	12,231,252
Pfd., 7.95%(b)	504,134	12,754,590
Globe Life, Inc., Pfd., 4.25%(b)	478,521	8,106,146
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	504,068	12,642,026
Kemper Corp., Pfd., 5.88%(b)(c)	218,756	5,156,079
Lincoln National Corp., Series D, Pfd., 9.00%	728,847	19,256,138
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,459,273	28,528,787
Series E, Pfd., 5.63%(b)	1,176,632	28,356,831
	Shares	Value
Insurance-(continued)
Prudential Financial, Inc.
Pfd., 4.13%(b)	732,977	$12,680,502
Pfd., 5.63%(b)	827,686	20,030,001
Pfd., 5.95%(b)	437,373	10,803,113
Reinsurance Group of America, Inc., Pfd., 7.13%(c)	1,022,379	26,172,902
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	726,928	11,601,771
Series F, Pfd., 5.75% (Bermuda)(b)	366,074	8,130,504
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	292,442	4,939,345
Unum Group, Pfd., 6.25%(b)	439,888	10,258,188
W.R. Berkley Corp.
Pfd., 4.13%(b)	438,368	7,504,860
Pfd., 4.25%(b)	363,434	6,403,707
Pfd., 5.10%(b)	436,549	8,896,869
Pfd., 5.70%(b)	272,183	6,189,442
		603,151,800
Leisure Products-0.20%
Brunswick Corp., Pfd., 6.38%(b)	312,751	7,743,715
Multi-Utilities-3.18%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	292,493	4,808,585
Series 13, Pfd., 5.13% (Canada)	293,184	4,984,128
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	334,810	5,979,707
Pfd., 5.63%(b)	293,353	6,550,572
Pfd., 5.88%(b)	411,368	9,646,579
Pfd., 5.88%(b)	920,476	21,428,681
DTE Energy Co.
Pfd., 4.38%(b)	407,590	7,051,307
Series G, Pfd., 4.38%(b)	336,278	5,935,307
Series E, Investment Units, 5.25%(b)	584,522	12,993,924
Series H, Pfd., 6.25%(b)	883,056	22,120,553
Sempra, Pfd., 5.75%(b)	1,106,734	24,901,515
		126,400,858
Office REITs-0.95%
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	339,196	7,506,408
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	474,666	7,115,243
Series M, Pfd., 5.25%(b)	485,875	8,371,626
Series N, Pfd., 5.25%(b)	439,154	7,663,237
Series L, Pfd., 5.40%(b)	392,119	6,952,270
		37,608,784
Oil, Gas & Consumable Fuels-0.65%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	514,998	12,504,151
TransCanada PipeLines Ltd., Pfd., 6.25% (Canada)(b)	541,039	13,304,149
		25,808,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco Preferred ETF (PGX)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate Management & Development-0.78%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	421,756	$5,820,233
Series A-2, Pfd., 6.38%	368,077	5,454,901
Series A-1, Pfd., 6.50%	268,650	4,306,459
Brookfield Property Preferred L.P., Pfd., 6.25%	981,251	15,464,516
		31,046,109
Residential REITs-0.20%
American Homes 4 Rent
Series G, Pfd., 5.88%	172,303	3,940,570
Series H, Pfd., 6.25%(b)	168,235	4,059,510
		8,000,080
Retail REITs-0.59%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	252,173	4,372,680
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	219,234	4,452,642
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	322,619	6,558,844
Series M, Pfd., 5.25%(b)	381,062	7,945,143
		23,329,309
Specialized REITs-3.63%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	488,151	10,099,844
Series J, Pfd., 5.25%(b)	313,641	6,595,870
Series K, Pfd., 5.85%(b)	294,514	7,018,269
EPR Properties, Series G, Pfd., 5.75%(b)	219,761	4,577,622
Public Storage
Series N, Pfd., 3.88%(b)	410,681	6,386,089
Series O, Pfd., 3.90%(b)	263,776	4,167,661
Series Q, Pfd., 3.95%(b)	208,862	3,320,906
Series P, Pfd., 4.00%(b)	885,714	14,251,138
Series R, Pfd., 4.00%(b)	627,155	10,078,381
Series S, Pfd., 4.10%(b)	452,619	7,436,530
Series M, Pfd., 4.13%(b)	324,109	5,438,549
Series L, Pfd., 4.63%(b)	830,568	15,548,233
Series J, Pfd., 4.70%(b)	321,159	6,069,905
Series K, Pfd., 4.75%(b)	309,307	5,969,625
Series I, Pfd., 4.88%(b)	427,527	8,486,411
Series G, Pfd., 5.05%(b)	522,858	10,927,732
Series F, Pfd., 5.15%(b)	404,157	8,450,923
Series H, Pfd., 5.60%(b)	393,269	9,237,889
		144,061,577
	Shares	Value
Trading Companies & Distributors-0.86%
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	265,594	$5,476,548
Pfd., 6.88% (Bermuda)(b)	218,022	5,149,680
Pfd., 7.38% (Bermuda)(b)	253,412	6,284,618
Series G, Pfd., 7.50% (Bermuda)(b)	258,599	6,449,459
Pfd., 7.63% (Bermuda)(b)	222,069	5,565,049
Pfd., 8.00% (Bermuda)	211,727	5,379,983
		34,305,337
Wireless Telecommunication Services-2.03%
Array Digital Infrastructure, Inc.
Pfd., 5.50%	153,651	2,873,274
Pfd., 6.25%(b)	155,888	3,258,059
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,005,286	20,155,984
Series UU, Pfd., 6.63%(b)	614,239	13,605,394
T-Mobile USA, Inc.
Pfd., 5.50%(b)	589,255	13,523,402
Pfd., 5.50%	577,294	13,064,163
Pfd., 6.25%(b)	574,763	14,265,618
		80,745,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $4,737,814,970)		3,959,412,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 3.64%(f)(g)(h)	16,228,873	16,228,873
Invesco Private Prime Fund, 3.81%(f)(g)(h)	42,327,156	42,339,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,568,727)		58,568,727
TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $4,796,383,697)		4,017,981,467
OTHER ASSETS LESS LIABILITIES-(1.19)%		(47,295,168)
NET ASSETS-100.00%		$3,970,686,299

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco Preferred ETF (PGX)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,022,396	$142,233,003	$(144,255,399)	$-	$-	$-	$128,035
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,766,560	55,111,385	(56,649,072)	-	-	16,228,873	270,955 *
Invesco Private Prime Fund	46,054,253	136,638,900	(140,352,902)	(3,314)	2,917	42,339,854	733,133 *
Total	$65,843,209	$333,983,288	$(341,257,373)	$(3,314)	$2,917	$58,568,727	$1,132,123

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco Short Term Treasury ETF (TBLL)
February 28, 2026
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.01%
U.S. Treasury Bills-56.96%(a)
3.62%, 03/03/2026	$400	$400
3.62%, 03/05/2026	800	800
3.63%, 03/10/2026	700	699
3.63%, 03/17/2026	100	100
3.63%, 03/19/2026	600	599
3.63%, 03/24/2026	700	698
3.64%, 03/26/2026	100	100
3.64%, 03/31/2026	600	598
3.55%–3.65%, 04/02/2026	63,663,000	63,464,548
3.53%–3.64%, 04/07/2026	60,861,200	60,640,654
3.54%–3.77%, 04/09/2026	92,119,500	91,767,744
3.54%–3.65%, 04/14/2026	61,247,000	60,981,809
3.53%–3.77%, 04/16/2026	63,833,400	63,544,793
3.55%–3.64%, 04/21/2026	61,861,200	61,550,605
3.54%–3.72%, 04/23/2026	38,401,900	38,201,933
3.61%, 04/28/2026	10,277,200	10,218,254
3.54%–3.77%, 04/30/2026	59,381,200	59,028,175
3.57%, 05/05/2026	24,000,000	23,847,477
3.51%–3.71%, 05/07/2026	38,401,900	38,148,799
3.61%, 05/12/2026	8,000,000	7,943,508
3.51%–3.71%, 05/14/2026	80,401,900	79,817,412
3.60%–3.62%, 05/19/2026	12,834,000	12,734,788
3.58%–3.71%, 05/21/2026	62,401,900	61,905,435
3.60%–3.62%, 05/26/2026	17,410,000	17,263,562
3.53%–3.71%, 05/28/2026	62,401,900	61,862,302
3.58%, 06/02/2026	24,000,000	23,780,439
3.59%–3.61%, 06/04/2026	23,080,000	22,865,233
3.58%, 06/09/2026	22,500,000	22,278,604
3.52%–3.61%, 06/11/2026	36,198,000	35,836,843
3.57%, 06/16/2026	23,000,000	22,758,316
3.57%–3.61%, 06/18/2026	10,169,200	10,060,479
3.58%, 06/23/2026	25,000,000	24,719,070
3.58%, 06/25/2026	28,293,600	27,972,517
3.55%, 07/02/2026	29,000,000	28,649,640
3.57%–3.58%, 07/09/2026	47,891,600	47,281,092
3.58%, 07/16/2026	28,293,600	27,915,523
3.58%–3.59%, 07/23/2026	28,293,600	27,897,150
3.57%–3.59%, 07/30/2026	28,293,600	27,878,038
3.51%, 08/06/2026	47,000,000	46,280,291
3.51%, 08/13/2026	28,000,000	27,551,791
3.51%, 08/20/2026	28,000,000	27,533,369
3.51%, 08/27/2026	29,000,000	28,496,433
	Principal Amount	Value
U.S. Treasury Bills-(continued)
3.43%–3.69%, 10/01/2026	$33,262,600	$32,584,906
3.45%–3.51%, 10/29/2026	11,830,200	11,559,452
3.44%–3.53%, 11/27/2026	18,659,100	18,184,965
3.45%–3.48%, 12/24/2026	38,267,000	37,201,398
		1,392,211,341
U.S. Treasury Notes-42.05%
2.25% - 4.50%, 03/31/2026	500	500
0.75% - 4.88%, 04/30/2026	90,171,300	90,026,451
1.63% - 3.63%, 05/15/2026	67,158,800	67,014,135
0.75% - 4.88%, 05/31/2026	102,377,800	102,038,299
4.13%, 06/15/2026	40,027,000	40,083,125
0.88% - 4.63%, 06/30/2026	79,285,100	78,959,655
0.63% - 4.38%, 07/31/2026	62,282,900	62,131,723
1.50%, 08/15/2026	39,172,900	38,791,899
3.75%, 08/31/2026	25,500,000	25,510,603
0.88% - 3.50%, 09/30/2026	98,174,300	97,168,375
4.63%, 10/15/2026	34,799,000	35,010,743
1.13% - 4.13%, 10/31/2026	102,870,200	102,009,443
2.00% - 4.63%, 11/15/2026	36,132,800	36,049,257
1.25% - 4.25%, 11/30/2026	48,711,400	48,132,396
4.38%, 12/15/2026	18,504,000	18,621,231
1.25% - 4.25%, 12/31/2026	46,030,400	45,782,116
4.00%, 01/15/2027	18,504,000	18,577,142
1.50% - 4.13%, 01/31/2027	58,324,000	57,848,497
2.25% - 4.13%, 02/15/2027	35,000,000	35,017,374
1.13% - 4.13%, 02/28/2027	29,000,000	28,937,211
		1,027,710,175
Total U.S. Treasury Securities (Cost $2,419,204,443)		2,419,921,516
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(b)(c) (Cost $126,157)	126,157	126,157
TOTAL INVESTMENTS IN SECURITIES-99.01% (Cost $2,419,330,600)		2,420,047,673
OTHER ASSETS LESS LIABILITIES-0.99%		24,106,814
NET ASSETS-100.00%		$2,444,154,487

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco Short Term Treasury ETF (TBLL)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,660	$3,543,523	$(3,454,026)	$-	$-	$126,157	$929

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco Taxable Municipal Bond ETF (BAB)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.26%
Alabama-0.58%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$365	$367,756
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,708
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	20	18,873
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	3,100	2,630,454
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	33,511
Alabama (State of) Public School & College Authority (Social Bonds), Series 2010, RB	5.15%	09/01/2027	85	86,853
Birmingham (City of), AL Water Works Board (The), Series 2019, Ref. RB	3.57%	01/01/2045	75	63,640
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.71%	01/01/2030	5	4,655
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.81%	01/01/2031	5	4,575
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	847,337
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	900	754,129
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.86%	01/01/2043	35	27,598
Huntsville (City of), AL Health Care Authority (The), Series 2013 A, RB	5.50%	11/15/2043	1,300	1,288,570
				6,137,659
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Rental Car Facilities), Series 2005, RB, (INS - NATL)(a)	5.30%	03/01/2035	95	95,035
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,768
				99,803
Arizona-0.86%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.36%	07/01/2028	100	97,390
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	1,560	1,486,127
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	1,500	1,442,893
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	810,954
Glendale (City of), AZ, Series 2021, COP	1.72%	07/01/2027	5	4,872
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	23,725
Glendale (City of), AZ, Series 2021, COP	2.22%	07/01/2030	10	9,381
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.46%	07/01/2029	10	10,312
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.51%	07/01/2030	35	36,365
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.52%	07/01/2031	20	20,852
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	80,072
Pima (County of), AZ, Series 2021, RB	1.76%	05/01/2029	30	28,288
Pima (County of), AZ, Series 2021, RB	2.03%	05/01/2031	335	306,477
Pima (County of), AZ, Series 2022 B, COP	5.38%	12/01/2027	20	20,605
Salt River Project Agricultural Improvement & Power District, Series 2020, RB	2.57%	01/01/2050	10	6,562
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	237,597
Tempe (City of), AZ, Series 2021, COP	1.40%	07/01/2027	70	67,967
Tempe (City of), AZ, Series 2021, COP	1.75%	07/01/2029	10	9,408
Tempe (City of), AZ, Series 2021, COP	1.85%	07/01/2030	50	46,267
Tempe (City of), AZ, Series 2021, COP	1.95%	07/01/2031	15	13,648
Tempe (City of), AZ, Series 2021, COP	2.07%	07/01/2032	55	49,266
Tempe (City of), AZ, Series 2021, COP	2.17%	07/01/2033	25	22,030
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	1,950	1,626,403
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.31%	07/01/2027	850	822,738
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	450	420,673
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.85%	07/01/2030	10	9,197
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,750	1,342,351
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	119,574
				9,171,994
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	123,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-22.81%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	$1,750	$1,778,086
Alameda (City of), CA Corridor Transportation Authority, Series 2024, Ref. RB, (INS - AGI)(a)(b)	0.00%	10/01/2047	895	243,250
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,192,357
Bay Area Toll Authority, Series 2010, RB(c)(d)	6.92%	03/24/2026	1,090	1,252,375
Bay Area Toll Authority, Series 2019, Ref. RB(c)	2.57%	04/01/2031	65	62,782
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	2.02%	04/01/2030	775	729,477
Bay Area Toll Authority, Series 2021 F-3, Ref. RB	3.13%	04/01/2055	1,000	700,133
Bay Area Toll Authority, Series 2021 S-10, Ref. RB	3.18%	04/01/2041	90	75,873
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,041,820
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,426,314
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,754,813
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	13,298,932
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,202,402
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,975,119
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,427,787
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,192,796
California (State of), Series 2018, GO Bonds	3.50%	04/01/2028	40	39,997
California (State of), Series 2018, Ref. GO Bonds(c)(d)	4.60%	04/01/2028	115	117,549
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	3,635	3,666,959
California (State of), Series 2019, GO Bonds	2.38%	10/01/2026	80	79,399
California (State of), Series 2019, GO Bonds	2.50%	10/01/2029	40	38,585
California (State of), Series 2020 C, Ref. GO Bonds	3.00%	11/01/2030	30	29,124
California (State of), Series 2020, GO Bonds	1.75%	11/01/2030	315	289,453
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	14,205
California (State of), Series 2021 B, Ref. GO Bonds	3.00%	08/01/2030	10	9,732
California (State of), Series 2021, GO Bonds	1.70%	02/01/2028	25	24,171
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	45	48,290
California (State of), Series 2022, GO Bonds	5.70%	10/01/2032	30	33,113
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,351,376
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	1,420	1,546,358
California (State of), Series 2023, GO Bonds	6.00%	03/01/2033	60	67,088
California (State of), Series 2023, GO Bonds	5.13%	03/01/2038	1,455	1,493,585
California (State of), Series 2023, GO Bonds	5.20%	03/01/2043	195	198,302
California (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	85	90,093
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	60	63,072
California (State of), Series 2024, GO Bonds	5.15%	09/01/2034	750	800,099
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	2,310	2,427,343
California (State of), Series 2025, GO Bonds	5.10%	09/01/2035	5	5,303
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,084,461
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	4,275	3,445,165
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	165	139,690
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.53%	06/01/2028	25	24,410
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	10	9,671
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	20	19,189
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.93%	06/01/2032	45	42,470
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.98%	06/01/2033	240	223,754
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	3.03%	06/01/2034	25	23,019
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	25	23,604
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.98%	06/01/2030	30	27,936
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	65	59,736
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	3.69%	06/01/2031	25	24,813
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	4.19%	06/01/2037	305	298,821
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	965,819
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	951,120
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	$1,000	$936,089
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	919,885
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	780,109
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,018,269
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,575	1,954,197
California (State of) Public Finance Authority (PIH Health), Series 2024, RB, (INS - AGI)(a)	5.45%	06/01/2034	25	26,821
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	845,201
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	4.99%	04/01/2031	5	5,242
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.06%	04/01/2033	60	63,305
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	120,307
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,750,465
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	926,928
California State University, Series 2019 D, RB	1.69%	11/01/2029	15	14,002
California State University, Series 2019 E, RB	2.90%	11/01/2051	55	39,966
California State University, Series 2020 B, Ref. RB	2.97%	11/01/2039	115	96,486
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,049,089
California State University, Series 2020 D, RB	1.34%	11/01/2027	400	385,816
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,916
California State University, Series 2020 D, RB	2.82%	11/01/2042	170	131,335
California State University, Series 2021 B, Ref. RB	1.36%	11/01/2027	40	38,596
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	620	578,397
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	70	64,227
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	15	13,494
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,699,684
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	795,054
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,000	697,229
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,969,306
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.50%	01/15/2038	35	31,602
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,462,665
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.29%	08/01/2027	65	62,888
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.52%	08/01/2028	80	76,110
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	55	51,520
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	190	174,891
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.89%	08/01/2031	15	13,565
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	50	44,422
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	729,788
Clovis Unified School District, Series 2021 B, Ref. GO Bonds	3.07%	08/01/2039	10	8,590
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	842,994
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	260	241,925
Corona (City of), CA, Series 2021, RB	2.57%	05/01/2033	40	36,325
Corona (City of), CA, Series 2021, RB	2.70%	05/01/2034	15	13,489
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	610,599
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	416,897
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,015,047
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,144,276
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,139,977
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,170	1,002,369
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB, (INS - AGI)(a)	3.92%	01/15/2053	55	45,033
Foothill-Eastern Transportation Corridor Agency, Series 2021 D, Ref. RB, (INS - AGI)(a)	3.06%	01/15/2043	310	247,262
Fremont Unified School District/Alameda County CA, Series 2021, Ref. GO Bonds	1.63%	08/01/2030	10	9,208
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	0.00%	08/15/2031	325	260,200
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	0.00%	08/15/2032	30	22,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Fresno (City of), CA, Series 2004, RB, (INS - NATL)(a)(b)	0.00%	08/15/2030	$35	$29,334
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,660	1,742,617
Gilroy Unified School District, Series 2019, Ref. GO Bonds	3.36%	08/01/2047	1,050	834,621
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	110	104,767
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.69%	06/01/2030	150	140,702
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.79%	06/01/2031	865	799,922
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.04%	06/01/2032	950	873,804
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	743,846
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,119,584
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	4.21%	06/01/2050	35	26,834
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	2,085	1,807,214
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.85%	06/01/2050	765	711,545
Huntington Beach (City of), CA, Series 2021, Ref. RB	3.38%	06/15/2044	10	8,134
Huntington Beach Union High School District, Series 2021, Ref. GO Bonds	1.53%	08/01/2027	10	9,709
Industry (City of), CA, Series 2015 A, Ref. RB, (INS - AGI)(a)	4.63%	01/01/2034	15	15,000
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	111,541
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	1,000	1,046,106
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	320	323,270
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,162,477
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	126,597
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	117,925
Los Angeles (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	1,505	1,495,762
Los Angeles (City of), CA, Series 2018 A, GO Bonds	3.88%	09/01/2038	80	76,336
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2029	5	5,239
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2030	70	73,886
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2031	5	5,307
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	35	34,416
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	85	83,252
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,585,591
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	2,930	3,227,447
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2016, Ref. RB	3.38%	09/01/2040	15	12,836
Los Angeles Community College District	6.75%	08/01/2049	5	5,748
Los Angeles Community College District, Series 2010 D, GO Bonds	6.68%	08/01/2036	10	11,723
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,292,125
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.61%	08/01/2028	5	4,818
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.11%	08/01/2032	60	54,270
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.49%	08/01/2035	1,000	863,889
Los Angeles Community College District (Election of 2003), Series 2004 B, GO Bonds	5.52%	08/01/2029	15	15,506
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	460,420
Los Angeles Unified School District, Series 2025, RB	4.48%	10/01/2030	5	5,139
Los Angeles Unified School District, Series 2025, RB	4.96%	10/01/2033	205	215,807
Los Angeles Unified School District, Series 2025, RB	5.06%	10/01/2034	10	10,576
Marin Community College District (Election of 2016), Series 2019 B-1, GO Bonds	4.03%	08/01/2038	10	9,644
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,000	938,244
Montebello Public Financing Authority, Series 2022, RB	6.50%	11/01/2043	100	105,119
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	1,500	1,166,222
Municipal Improvement Corp. of Los Angeles, Series 2010, RB	7.84%	11/01/2040	435	540,441
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	4.10%	05/01/2030	20	20,239
Municipal Improvement Corp. of Los Angeles, Series 2025, RB	4.33%	05/01/2031	5	5,103
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	1,150	1,272,261
National City (City of), CA, Series 2021, RB	3.42%	11/01/2042	90	74,926
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,139,160
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	822,061
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	562,183
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	923,166
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	454,181
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	338,602
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	741,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (City of), CA, Series 2021, Ref. RB, (INS - BAM)(a)	3.02%	06/01/2040	$190	$156,788
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,840	4,605,856
Palm Desert (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB, (INS - BAM)(a)	4.25%	10/01/2037	25	24,154
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	50	46,516
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,874,787
Pasadena Unified School District, Series 2019, Ref. GO Bonds, (INS - AGI)(a)	2.88%	05/01/2037	10	8,996
Paso Robles Joint Unified School District, Series 2010, GO Bonds	6.60%	09/01/2040	10	11,303
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	2,750	2,435,468
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,244,188
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2007, RB, (INS - NATL)(a)	6.26%	09/01/2031	155	163,924
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	3,500	3,454,943
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	305	315,886
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	3,735	4,085,482
Regents of the University of California Medical Center, Series 2016 M, Ref. RB	3.29%	05/15/2036	50	46,710
Regents of the University of California Medical Center, Series 2020 N, RB	3.01%	05/15/2050	750	518,226
Regents of the University of California Medical Center, Series 2020 N, RB	3.26%	05/15/2060	1,290	877,807
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	1,490	991,358
Regents of the University of California Medical Center, Series 2022, RB	4.13%	05/15/2032	45	45,661
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,261,939
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	264,674
Riverside (City of), CA, Series 2005 A, RB	5.04%	02/15/2035	15	15,409
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	554,529
Riverside (City of), CA, Series 2020, RB	2.96%	02/15/2027	15	14,871
Riverside (City of), CA, Series 2020, RB	3.82%	02/15/2038	975	938,908
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,812,531
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	40	37,197
Riverside (County of), CA Redevelopment Agency, Series 2018 B, Ref. RB	4.00%	09/01/2037	30	28,671
Riverside County Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.13%	11/01/2029	30	28,353
Riverside Unified School District, Series 2016, Ref. GO Bonds(c)(d)	4.25%	08/01/2026	50	50,064
Sacramento (County of), CA Public Financing Authority, Series 2015, RB	5.64%	04/01/2050	35	37,277
San Bernardino Community College District, Series 2019, Ref. GO Bonds	2.84%	08/01/2031	10	9,550
San Bernardino Community College District, Series 2020, Ref. GO Bonds	1.90%	08/01/2030	25	23,355
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	789,071
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	209,077
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB(c)(d)	4.23%	10/15/2028	2,000	2,033,813
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2036	75	72,428
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2040	145	133,323
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	50	46,981
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.53%	05/01/2030	55	50,762
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.70%	05/01/2031	50	45,476
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.80%	05/01/2032	65	58,089
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.90%	05/01/2033	25	21,956
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.95%	05/01/2034	5	4,302
San Diego Community College District, Series 2019 A, Ref. GO Bonds	3.34%	08/01/2043	10	8,309
San Diego Community College District, Series 2021, Ref. GO Bonds	1.88%	08/01/2029	75	71,061
San Diego Community College District, Series 2021, Ref. GO Bonds	2.01%	08/01/2030	200	187,058
San Diego Community College District, Series 2021, Ref. GO Bonds	2.11%	08/01/2031	15	13,831
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,556,238
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,733
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	88,047
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	664,804
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	586,122
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	60	56,293
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.37%	09/01/2049	$365	$313,985
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,826,081
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency, Series 2021, RB, (INS - AGI)(a)	2.64%	08/01/2031	5	4,692
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	343,615
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2020 C, Ref. RB	2.96%	05/01/2051	60	40,889
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,335,371
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.47%	01/15/2029	1,140	1,106,180
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.22%	01/15/2035	65	60,427
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.49%	01/15/2050	135	108,001
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	976,123
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	925,446
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,250	2,787,808
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.68%	09/01/2028	60	57,252
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.85%	09/01/2029	50	47,056
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,382,597
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	156,021
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.44%	08/01/2027	10	9,724
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.67%	08/01/2028	110	105,553
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	10	9,200
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,107,553
Santa Ana Unified School District, Series 2010, GO Bonds	6.80%	08/01/2030	5	5,442
Santa Clara (County of), CA, Series 2007, RB, (INS - NATL)(a)	6.00%	08/01/2036	25	27,781
Santa Clara (County of), CA (Election of 2016), Series 2024 C, GO Bonds	4.70%	08/01/2032	20	20,960
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,766,222
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	951,845
Solano County Community College District, Series 2019, Ref. GO Bonds	3.19%	08/01/2047	10	7,736
Stockton Public Financing Authority, Series 2019, Ref. RB, (INS - BAM)(a)	3.61%	10/01/2040	95	83,691
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,962,846
University of California, Series 2015 AP, Ref. RB	3.93%	05/15/2045	3,540	3,334,893
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	2,677	2,287,458
University of California, Series 2015 J, Ref. RB	4.06%	05/15/2031	10	10,124
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	455,549
University of California, Series 2017 AW, RB	4.10%	05/15/2047	20	17,688
University of California, Series 2018, RB	4.43%	05/15/2048	1,120	1,020,365
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,487,117
University of California, Series 2020 BG, RB	1.32%	05/15/2027	2,910	2,835,131
University of California, Series 2020 BG, RB	1.61%	05/15/2030	4,500	4,157,388
University of California, Series 2020, RB	1.71%	05/15/2030	5	4,628
University of California, Series 2020, RB	2.65%	05/15/2050	325	221,914
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	973,071
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	95,452
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	424,769
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	932,582
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	918,136
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	856,106
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	886,926
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	390	340,710
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	129,132
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	169,842
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,660	1,174,552
University of California, Series 2023, RB	4.69%	05/15/2033	1,045	1,092,084
University of California, Series 2023, RB	5.10%	05/15/2033	10	10,703
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	741,448
Val Verde Unified School District, Series 2021, Ref. GO Bonds, (INS - AGI)(a)	3.17%	08/01/2043	10	8,031
Ventura County Community College District, Series 2019, Ref. GO Bonds	2.37%	08/01/2029	20	19,258
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.89%	08/01/2044	$55	$46,745
West Kern Water District, Series 2010, COP	6.72%	06/01/2040	5	5,589
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.35%	08/01/2029	100	96,425
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	105	100,340
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.61%	08/01/2032	15	14,016
				242,384,701
Colorado-1.32%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	126,782
Colorado (State of), Series 2009 B, COP	6.45%	09/15/2039	100	110,765
Colorado (State of), Series 2010, COP	6.82%	03/15/2028	10	10,563
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	5	4,737
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	995,193
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	2,025	2,109,232
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,033,701
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,660	1,765,909
Colorado Housing and Finance Authority, Series 2023, RB, (CEP - GNMA)	6.50%	05/01/2049	255	270,275
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	5.50%	11/01/2039	10	10,304
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	6.00%	05/01/2049	50	53,349
Colorado Housing and Finance Authority, Series 2025, RB, (CEP - GNMA)	6.25%	05/01/2055	300	324,611
Colorado Mesa University, Series 2009 C, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	170	182,562
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	944,059
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,833,601
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,313,578
Denver City & County Housing Authority, Series 2019, RB	3.24%	12/01/2038	15	13,389
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	425	446,455
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,425,563
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	1,005	995,114
Pueblo (City of), CO (Green Bonds), Series 2009, COP, (INS - AGI)(a)	6.85%	09/15/2039	10	11,303
				13,981,045
Connecticut-1.73%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	455	432,693
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	375	319,496
Bridgeport (City of), CT, Series 2021 B, Ref. GO Bonds	2.48%	07/01/2030	20	18,848
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,505	4,899,164
Connecticut (State of), Series 2010, GO Bonds	5.30%	10/01/2029	320	337,060
Connecticut (State of), Series 2017 A, GO Bonds	3.75%	01/15/2028	10	10,043
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	25	25,019
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	30	30,143
Connecticut (State of), Series 2018 A, GO Bonds	3.90%	09/15/2028	35	35,327
Connecticut (State of), Series 2019 A, GO Bonds	3.33%	04/15/2027	15	14,964
Connecticut (State of), Series 2019 A, GO Bonds	3.43%	04/15/2028	10	9,985
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	449,373
Connecticut (State of), Series 2020 A, GO Bonds	2.42%	07/01/2027	85	83,770
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	170	165,143
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	165	158,787
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	195,036
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	385	369,638
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	465,431
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	885	828,816
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	784,581
Connecticut (State of), Series 2022 A, GO Bonds	3.53%	06/15/2026	5	4,997
Connecticut (State of), Series 2022 A, GO Bonds	3.63%	06/15/2027	65	65,069
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	120	121,600
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	25	25,433
Connecticut (State of), Series 2022 A, GO Bonds	4.11%	06/15/2031	15	15,276
Connecticut (State of), Series 2023 A, GO Bonds	5.05%	05/15/2027	25	25,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2023 A, GO Bonds	4.51%	05/15/2028	$180	$183,778
Connecticut (State of), Series 2023 A, GO Bonds	4.61%	05/15/2029	15	15,482
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	1,130	1,175,653
Connecticut (State of), Series 2023 A, GO Bonds	4.60%	05/15/2031	20	20,830
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	70	73,081
Connecticut (State of), Series 2023 A, GO Bonds	4.65%	05/15/2033	20	20,883
Connecticut (State of), Series 2024 A, GO Bonds	5.38%	05/01/2027	10	10,206
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	05/01/2028	20	20,617
Connecticut (State of), Series 2024 A, GO Bonds	4.77%	05/01/2030	80	83,555
Connecticut (State of), Series 2024 A, GO Bonds	4.81%	05/01/2031	45	47,302
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	90	94,934
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	5	5,282
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	25	26,439
Connecticut (State of), Series 2025 A, GO Bonds	4.59%	03/15/2030	250	259,261
Connecticut (State of), Series 2025 A, GO Bonds	4.79%	03/15/2031	20	20,998
Connecticut (State of), Series 2025 A, GO Bonds	5.10%	03/15/2034	40	42,920
Connecticut (State of), Series 2025 A, GO Bonds	5.15%	03/15/2035	100	107,572
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	265	233,105
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,868,703
Hamden (Town of), CT, Series 2015, GO Bonds, (INS - BAM)(a)	5.20%	08/15/2044	190	190,000
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	780,169
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	125	121,029
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	190	155,359
Norwich (City of), CT, Series 2022, GO Bonds	3.55%	08/01/2041	1,025	895,503
Norwich (City of), CT, Series 2022, GO Bonds	3.64%	08/01/2046	100	81,906
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	40	41,843
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,773,222
Stratford (Town of), CT, Series 2013, GO Bonds	6.00%	08/15/2038	5	5,525
Waterbury (City of), CT, Series 2009, GO Bonds	7.09%	12/01/2038	70	79,067
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	25	20,426
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.86%	07/01/2046	50	37,141
				18,382,920
Delaware-0.06%
Delaware (State of), Series 2010, GO Bonds	4.55%	07/01/2029	10	10,269
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	45	43,726
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	618,624
				672,619
District of Columbia-0.78%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,081
District of Columbia, Series 2020, Ref. RB	3.43%	04/01/2042	195	149,419
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	80	80,334
District of Columbia, Series 2023 B, Ref. RB	5.15%	05/01/2031	15	15,944
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,284,291
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	60	64,553
District of Columbia, Series 2025, RB	5.75%	04/01/2035	20	21,691
District of Columbia, Series 2025, Ref. RB	7.19%	10/01/2052	1,250	1,323,772
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	834,785
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,630	1,445,651
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	2,971,388
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	90	85,218
				8,287,127
Florida-3.44%
Broward (County of), FL, Series 2019 C, Ref. RB	3.48%	10/01/2043	1,250	1,090,295
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	4,750	4,027,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida Development Finance Corp. (Nova Southeastern University), Series 2020, Ref. RB	4.11%	04/01/2050	$240	$199,421
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	888,997
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.30%	01/01/2027	30	29,437
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	4,000	3,348,753
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	55	53,117
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	15	15,001
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	410	438,406
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,175,871
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,180	2,243,185
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.56%	10/01/2033	85	81,597
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.66%	10/01/2034	3,175	3,032,658
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.98%	10/01/2041	15	13,488
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	10,043
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.16%	10/01/2033	15	14,985
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	150	141,823
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	942,751
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	2,800	2,768,271
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	147,921
Miami-Dade (County of), FL, Series 2019 C, Ref. RB(c)	2.50%	10/01/2027	20	19,649
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.45%	10/01/2029	15	14,380
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.53%	10/01/2030	10	9,476
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	40	37,422
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.25%	07/01/2027	30	29,054
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	209,675
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	832,705
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	9,373
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.31%	10/01/2033	10	8,769
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	20	16,868
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	460,708
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	455	414,446
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	404,334
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	380,691
Miami-Dade (County of), FL, Series 2021, Ref. RB	1.47%	10/01/2026	35	34,571
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	30	28,377
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	65	60,609
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,080	1,130,958
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	293,262
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,800	1,702,039
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,394,366
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	4,097	3,830,957
State Board of Administration Finance Corp., Series 2024 A, RB	5.53%	07/01/2034	20	21,561
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	1,049,072
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	516,935
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	30	30,239
				36,604,268
Georgia-1.55%
Atlanta & Fulton County Recreation Authority, Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/15/2046	150	133,275
Atlanta & Fulton County Recreation Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.10%	12/01/2047	70	71,451
Atlanta (City of), GA, Series 2020, Ref. RB	1.64%	11/01/2029	30	27,969
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	975	849,128
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2015, RB	4.50%	01/01/2047	50	47,851
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	798,585
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,450	3,776,425
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	72,793
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021, Ref. RB	2.85%	02/15/2046	$45	$32,624
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	951,078
Georgia (State of), Series 2015 B, GO Bonds	4.15%	02/01/2035	35	35,002
Georgia (State of), Series 2018 B, GO Bonds	3.25%	07/01/2027	45	44,896
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	2,186	2,435,143
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,165	1,321,934
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,571	1,736,747
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	1,750	1,937,275
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,189,110
Valdosta & Lowndes County Hospital Authority, Series 2019, Ref. RB	3.44%	10/01/2041	25	20,892
				16,482,178
Guam-0.22%
Guam (Territory of) Waterworks Authority, Series 2020 B, Ref. RB	3.70%	07/01/2043	3,000	2,388,553
Hawaii-1.63%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	1,000,889
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,500	1,427,098
Hawaii (State of), Series 2019 A, Ref. RB	2.97%	07/01/2039	50	42,310
Hawaii (State of), Series 2019 A, Ref. RB	3.14%	07/01/2047	35	26,216
Hawaii (State of), Series 2020 B, RB	3.48%	07/01/2050	900	697,089
Hawaii (State of), Series 2020 E, Ref. RB	2.13%	07/01/2028	25	24,203
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	95,724
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,005	993,686
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	180	176,194
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	40	36,365
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,390,763
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	865,976
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	345	293,764
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	30	25,091
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	677,924
Hawaii (State of), Series 2020 GC, GO Bonds	1.52%	10/01/2028	10	9,510
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	10	8,411
Hawaii (State of), Series 2020 GC, GO Bonds	2.68%	10/01/2038	1,000	827,611
Hawaii (State of), Series 2021 GD, GO Bonds	1.89%	10/01/2029	25	23,601
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	70	63,983
Hawaii (State of), Series 2021 GD, GO Bonds	2.42%	10/01/2034	5	4,399
Hawaii (State of), Series 2021 GD, GO Bonds	2.64%	10/01/2036	125	107,502
Hawaii (State of), Series 2021 GD, GO Bonds	2.83%	10/01/2039	1,000	823,888
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,725
Hawaii (State of), Series 2021, Ref. GO Bonds	1.89%	08/01/2029	45	42,608
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	530	486,116
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	110	117,899
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	55	59,359
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	30	31,584
Hawaii (State of), Series 2023 GM, GO Bonds	4.82%	10/01/2032	10	10,573
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	422,450
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	838,681
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	521,671
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	230	243,394
Hawaii (State of), Series 2024 GN, GO Bonds	4.74%	10/01/2035	20	20,834
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	508,550
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	34	33,393
Honolulu (City & County of), HI, Series 2019 J, Ref. GO Bonds	2.17%	08/01/2027	25	24,552
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	457,630
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	900,037
				17,371,253
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.62%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.02%	03/01/2048	$500	$480,131
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	1,900	1,925,844
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	215	216,590
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	830	850,497
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	835	849,849
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	825	835,012
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	510	529,159
Idaho Energy Resources Authority, Series 2017, RB	2.95%	09/01/2028	15	14,840
Idaho Energy Resources Authority, Series 2021, RB	2.86%	09/01/2046	1,000	738,918
Idaho State Building Authority, Series 2018 A, RB	4.12%	09/01/2039	105	100,434
				6,541,274
Illinois-7.11%
Berwyn (City of), IL, Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	3.84%	12/01/2050	300	240,776
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,128,073
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,673,113
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	247,546
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	510,956
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,865,101
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,901	2,067,240
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	3,065	2,806,052
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	1,680	1,536,079
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,450	2,335,094
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,883,828
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,861,688
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	249	284,871
Chicago (City of), IL Transit Authority, Series 2008 B, RB	6.90%	12/01/2040	54	62,154
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,203	1,301,280
Cook (County of), IL, Series 2009, GO Bonds	6.31%	11/15/2031	10	10,775
Cook (County of), IL, Series 2010, GO Bonds	6.23%	11/15/2034	40	43,469
Cook County School District No. 170, Series 2017 C, Ref. GO Bonds, (INS - AGI)(a)	4.65%	06/01/2042	10	9,496
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	385	396,397
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	9,319	9,655,921
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,280	10,269,971
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,895,836
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	2,001	2,139,943
Illinois (State of), Series 2010, GO Bonds	7.10%	07/01/2035	395	428,657
Illinois (State of), Series 2010, GO Bonds	7.35%	07/01/2035	929	1,015,861
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	919	982,740
Illinois (State of), Series 2012, RB	4.08%	06/15/2036	10	9,834
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	460	482,740
Illinois (State of), Series 2013, GO Bonds	5.65%	12/01/2038	1,246	1,305,894
Illinois (State of), Series 2013, RB	3.75%	06/15/2032	10	9,774
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	126	126,089
Illinois (State of), Series 2022 A, GO Bonds	5.92%	10/01/2028	45	47,392
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	965,108
Illinois (State of), Series 2023 A, GO Bonds	5.25%	12/01/2028	10	10,403
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2026	10	10,020
Illinois (State of), Series 2024 A, GO Bonds	4.09%	10/01/2028	10	10,086
Illinois (State of), Series 2024 A, GO Bonds	5.20%	05/01/2029	15	15,659
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	110	116,159
Illinois (State of), Series 2024 A, GO Bonds	4.28%	10/01/2030	30	30,492
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	100	106,385
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	80	81,328
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	15	16,048
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	255	260,250
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	25	26,861
Illinois (State of), Series 2024 A, GO Bonds	4.54%	10/01/2033	40	40,777
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025 A, GO Bonds	4.00%	09/01/2028	$95	$95,593
Illinois (State of), Series 2025 A, GO Bonds	4.12%	09/01/2029	55	55,598
Illinois (State of), Series 2025 A, GO Bonds	4.22%	09/01/2030	160	162,254
Illinois (State of), Series 2025 A, GO Bonds	4.40%	09/01/2031	10	10,203
Illinois (State of), Series 2025 A, GO Bonds	4.55%	09/01/2032	55	56,374
Illinois (State of), Series 2025 A, GO Bonds	4.74%	09/01/2033	45	46,466
Illinois (State of), Series 2025 A, GO Bonds	4.84%	09/01/2034	175	181,207
Illinois (State of), Series 2025 A, GO Bonds	4.89%	09/01/2035	80	82,771
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	765,303
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,480	3,745,154
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	35	36,216
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	235	241,099
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	760	769,482
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	1,014,060
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,988
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	285	304,287
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	530,061
Illinois (State of) Toll Highway Authority, Series 2009, RB	6.18%	01/01/2034	51	55,453
Illinois Municipal Electric Agency, Series 2010, RB	7.29%	02/01/2035	70	76,388
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,965
Metropolitan Water Reclamation District of Greater Chicago, Series 2009, GO Bonds	5.72%	12/01/2038	1,820	1,929,667
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	190	207,667
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	105	112,763
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	80	95,009
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	747,135
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	237,603
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,357,739
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,906,159
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	845,325
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.63%	01/01/2028	35	35,528
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.85%	01/01/2031	15	15,584
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	520,675
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,067
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	40	40,845
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	5.23%	01/01/2039	45	46,383
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,373,414
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	412,936
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(b)	0.00%	11/01/2027	10	9,388
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(b)	0.00%	11/01/2028	35	31,641
				75,507,666
Indiana-0.44%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,360,012
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	1,500	1,139,470
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	301,105
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	1,020,179
Indiana Finance Authority, Series 2019, RB	3.63%	03/01/2039	250	228,492
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	669,326
				4,718,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.19%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	$2,000	$2,066,074
Kansas-0.43%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,430,083
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,913,270
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,100,750
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	24,262
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.86%	09/01/2028	40	38,255
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	47,085
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	2.06%	09/01/2030	50	46,347
				4,600,052
Kentucky-0.48%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	936,739
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	2,000	1,388,294
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,950	1,308,566
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	153,215
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	250	235,551
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2009, RB	5.98%	05/15/2040	15	16,535
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2010, RB	6.25%	05/15/2043	1,000	1,076,454
				5,115,354
Louisiana-1.49%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,400,449
Louisiana (State of), Series 2020 A-2, Ref. RB	1.50%	05/01/2028	20	19,146
Louisiana (State of), Series 2020 B-1, Ref. RB	2.83%	05/01/2043	5	3,817
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.80%	06/01/2031	15	13,636
Louisiana (State of), Series 2021 A, Ref. RB	1.17%	06/15/2027	5	4,844
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,496
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	25	23,367
Louisiana (State of), Series 2022 A, Ref. RB	2.95%	05/01/2041	490	399,356
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	1,450	1,201,571
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	771,961
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	879	908,312
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	365	367,141
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,835,183
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,306,591
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	335	317,131
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	80,065
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	3.62%	02/01/2029	81	81,317
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	4.15%	02/01/2033	560	564,423
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, RB	5.20%	12/01/2039	75	78,844
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	882,406
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	1,400	1,116,326
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,177,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	$170	$125,403
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	109,015
				15,797,170
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	1,000	804,153
Maryland-1.45%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	2.81%	07/01/2040	270	223,156
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	970,467
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	530,110
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	111,483
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	220	216,963
Baltimore (County of), MD, Series 2012, GO Bonds	3.74%	08/01/2042	50	45,020
Maryland (State of), Series 2020 C, Ref. GO Bonds	1.09%	08/01/2027	150	144,742
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	707,213
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	920,030
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	413,630
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	1,014,160
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020 D, Ref. RB	3.20%	07/01/2050	190	136,131
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	1,560	1,270,374
Maryland (State of) Stadium Authority, Series 2020 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	2.81%	05/01/2040	260	213,460
Maryland (State of) Stadium Authority, Series 2025, RB	4.07%	06/15/2029	10	10,124
Maryland (State of) Stadium Authority, Series 2025, RB	4.17%	06/15/2030	5	5,083
Maryland (State of) Stadium Authority, Series 2025, RB	5.50%	06/15/2045	45	47,898
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	50	54,061
Maryland Community Development Administration, Series 2016 A, Ref. RB	3.46%	09/01/2031	165	163,405
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,027,597
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	506,411
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,061,570
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,043,630
Maryland Economic Development Corp., Series 2024, RB	4.79%	11/30/2029	390	403,175
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	2,020,506
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	1,022,069
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	354,555
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.45%	11/01/2030	695	633,780
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.65%	11/01/2032	45	39,506
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	50	46,808
				15,357,117
Massachusetts-3.33%
Brockton (City of), MA, Series 2021, GO Bonds	2.13%	11/01/2028	5	4,826
Brockton (City of), MA, Series 2021, GO Bonds	2.31%	11/01/2029	15	14,362
Brockton (City of), MA, Series 2021, GO Bonds	2.41%	11/01/2030	25	23,682
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	810	761,005
Brockton (City of), MA, Series 2021, GO Bonds	2.71%	11/01/2032	15	13,987
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	15	13,776
Brockton (City of), MA, Series 2021, GO Bonds	3.04%	11/01/2035	30	27,271
Massachusetts (Commonwealth of), Series 2009, GO Bonds	5.46%	12/01/2039	2,500	2,623,050
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,115	7,289,777
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	$650	$658,393
Massachusetts (Commonwealth of), Series 2010, RB	5.63%	06/01/2030	1,000	1,033,498
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.66%	09/01/2039	1,449	1,272,704
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	501,695
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	1.93%	07/01/2034	125	105,782
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,443,599
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	1,500	1,420,359
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,585,831
Massachusetts (Commonwealth of), Series 2022 A, RB	3.88%	01/15/2031	1,350	1,361,167
Massachusetts (Commonwealth of), Series 2022, RB	3.77%	07/15/2029	650	653,818
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2022 A, Ref. RB	4.50%	07/01/2030	50	51,085
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2024 A, Ref. RB	6.07%	07/01/2033	100	105,777
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,515	1,255,528
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	640	660,121
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	2,950	3,063,335
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2010, RB	6.43%	10/01/2035	5	5,486
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	500	514,466
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	766,589
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	815	842,715
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2024 240, RB	5.99%	12/01/2044	15	15,480
Massachusetts (Commonwealth of) Port Authority, Series 2011 B, RB	6.35%	07/01/2037	15	16,937
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	400,111
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	369,798
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,753,803
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	2.44%	10/15/2027	50	49,081
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2021, Ref. RB	2.39%	08/01/2033	420	377,499
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2021, Ref. RB	2.49%	08/01/2034	25	22,180
Quincy (City of), MA, Series 2021, GO Bonds	1.94%	12/15/2028	40	38,298
Quincy (City of), MA, Series 2021, GO Bonds	2.09%	12/15/2029	100	94,639
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	25	23,346
Quincy (City of), MA, Series 2021, GO Bonds	2.29%	12/15/2031	10	9,213
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	110	96,247
Trustees of Boston College, Series 2013, RB	5.09%	07/01/2043	160	166,077
University of Massachusetts Building Authority, Series 2020, Ref. RB	1.78%	11/01/2029	60	56,363
University of Massachusetts Building Authority, Series 2020-3, Ref. RB	3.50%	11/01/2044	500	414,981
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,280,240
University of Massachusetts Building Authority, Series 2022, RB	4.31%	11/01/2045	90	83,145
Worcester (City of), MA, Series 1998, GO Bonds, (INS - AGI)(a)	6.25%	01/01/2028	5	5,158
				35,346,280
Michigan-2.20%
Detroit City School District, Series 2009, GO Bonds	7.75%	05/01/2039	60	70,423
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,318,090
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	135	128,395
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	1,250	1,170,822
Michigan (State of) Finance Authority, Series 2010, RB	8.37%	11/01/2035	35	41,472
Michigan (State of) Finance Authority, Series 2016 C-1, Ref. RB	3.26%	11/01/2031	125	122,570
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,774,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	$500	$493,625
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	953,461
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,889
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,410	1,316,529
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.38%	12/01/2040	190	165,691
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	494,345
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	485,364
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	472,338
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	886,237
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	794,770
Michigan State University, Series 2010, RB	6.17%	02/15/2050	955	991,020
Michigan State University, Series 2019 A, Ref. RB	4.50%	08/15/2048	370	351,407
Michigan State University, Series 2022 A, RB	4.17%	08/15/2122	2,700	2,038,669
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	256,892
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	975,683
University of Michigan, Series 2020 B, RB	2.44%	04/01/2040	1,660	1,303,481
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,620	1,240,592
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,620,786
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	847,275
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,233	944,228
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	79,071
				23,342,355
Minnesota-0.39%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	930	968,906
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	995	1,019,353
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	2,470	2,108,487
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	10	8,004
				4,104,750
Mississippi-0.63%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	405,737
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	1,670	1,735,871
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	1,700	1,763,739
Mississippi (State of), Series 2011 C, GO Bonds	4.05%	10/01/2027	10	10,030
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	479,245
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.38%	11/01/2029	5	4,644
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.48%	11/01/2030	210	191,423
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	448,475
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	750	662,035
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	900	777,682
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.67%	10/01/2027	55	53,354
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.89%	10/01/2029	20	18,948
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.99%	10/01/2030	170	158,866
Mississippi (State of), Series 2021 E, Ref. GO Bonds	2.12%	10/01/2031	5	4,615
				6,714,664
Missouri-0.74%
Curators of the University of Missouri (The), Series 2009, RB	5.96%	11/01/2039	685	729,823
Curators of the University of Missouri (The), Series 2010, RB	5.79%	11/01/2041	35	36,789
Curators of the University of Missouri (The), Series 2013 B, RB	4.87%	11/01/2043	1,000	1,016,071
Curators of the University of Missouri (The), Series 2014 B, RB	4.24%	11/01/2054	500	433,530
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	270	263,467
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	33,844
Missouri (State of) Health & Educational Facilities Authority, Series 2012 A, RB	3.54%	02/15/2033	510	495,716
Missouri (State of) Health & Educational Facilities Authority, Series 2014 A, RB	4.07%	10/15/2044	5	4,408
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.47%	01/15/2036	1,125	1,050,262
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.65%	01/15/2046	$80	$66,634
Missouri (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	3.09%	09/15/2051	185	130,391
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	150	128,396
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	45,866
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,400	1,056,406
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	2,660	1,956,628
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	387,177
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009, RB	7.73%	01/01/2039	20	24,350
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	5	5,480
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010, RB	7.90%	01/01/2042	35	42,062
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,541
				7,912,841
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	179,324
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	275,721
Montana State Board of Regents, Series 2019, Ref. RB	3.23%	11/15/2049	25	18,600
				473,645
Nebraska-0.30%
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.47%	09/01/2029	50	46,551
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.50%	09/01/2030	15	13,661
Lincoln County Hospital Authority No 1, Series 2020, Ref. RB	3.17%	11/01/2035	20	17,850
Nebraska Investment Finance Authority, Series 2026 B, RB, (CEP - GNMA)	4.18%	09/01/2034	100	101,863
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,574,387
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2009, RB	7.24%	01/01/2041	465	525,627
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,130	866,464
West Haymarket Joint Public Agency, Series 2010, GO Bonds	4.35%	12/15/2029	5	5,102
				3,151,505
Nevada-0.30%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	115	121,456
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	620	701,257
Clark (County of), NV, Series 2020 A, Ref. GO Bonds	2.70%	11/01/2036	5	4,337
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	2,000	2,359,965
				3,187,015
New Hampshire-0.56%
Nashua (City of), NH, Series 2012, GO Bonds	4.23%	01/15/2032	5	5,087
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	912,021
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	1,810	1,263,645
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,164,915
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,865	1,358,522
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	215,629
				5,919,819
New Jersey-2.86%
Atlantic City (City of), NJ, Series 2015 A, Ref. GO Bonds	7.50%	03/01/2040	25	29,524
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	65	66,121
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2010, RB	7.08%	02/15/2040	55	63,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	$50	$52,149
New Jersey (State of), Series 2020 A, GO Bonds	2.30%	06/01/2027	20	19,674
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	5,162	5,459,131
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	50	53,727
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	90	97,848
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,943
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.19%	03/01/2030	5	5,215
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.30%	03/01/2032	50	52,800
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGI)(a)	4.43%	07/01/2051	1,950	1,681,117
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	100	81,240
New Jersey (State of) Health Care Facilities Financing Authority (Hunterdon Medical Center), Series 2020, RB	3.51%	07/01/2050	45	33,456
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2015 E, Ref. RB	4.47%	11/01/2037	15	14,771
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	2,155	2,476,223
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	9,548
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB	4.61%	06/15/2026	15	15,036
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,128,568
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	4,290	5,120,352
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	200	192,455
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	1,015	929,233
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	851,174
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	410	439,027
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	542,841
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	570	581,229
Rutgers The State University of New Jersey, Series 2010, RB	5.67%	05/01/2040	750	786,153
Rutgers The State University of New Jersey, Series 2013 K, Ref. RB	4.71%	05/01/2033	140	145,134
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,700	1,179,655
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	10	9,738
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,510	2,135,646
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	15	15,846
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	830	973,938
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	106,490
				30,368,695
New Mexico-0.01%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	90	81,121
New York-14.10%
Erie County Medical Center Corp., Series 2004, RB, (INS - AGI)(a)	5.70%	11/01/2033	25	26,534
Long Island (City of), NY Power Authority, Series 2010, RB	5.85%	05/01/2041	45	46,767
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	700	616,980
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,135	2,570,633
Metropolitan Transportation Authority, Series 2010, RB	6.73%	11/15/2030	5	5,468
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	828,768
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,388,832
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,243,349
Metropolitan Transportation Authority, Series 2010, RB	6.81%	11/15/2040	1,180	1,352,128
Metropolitan Transportation Authority, Series 2020, RB	5.18%	11/15/2049	20	19,416
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	110	116,757
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,203,427
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	903,213
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	2,018,348
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	680	739,561
New York & New Jersey (States of) Port Authority, Series 2010, RB	5.65%	11/01/2040	185	201,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	$125	$125,009
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	140	136,815
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,733,234
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	5,000	3,806,036
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,140	1,439,587
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	837,977
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,451,071
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	1,290	881,077
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,280	1,353,520
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,042,608
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	1,795	1,906,612
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	450	454,006
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	740	783,997
New York (City of), NY, Series 2010, GO Bonds	5.52%	10/01/2037	2,000	2,074,724
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.41%	08/01/2032	70	63,692
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.46%	08/01/2033	125	111,713
New York (City of), NY, Series 2020 D-2, GO Bonds	1.75%	03/01/2030	95	88,040
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	785,572
New York (City of), NY, Series 2021, Ref. GO Bonds	1.72%	08/01/2029	55	51,594
New York (City of), NY, Series 2021, Ref. GO Bonds	1.82%	08/01/2030	60	55,262
New York (City of), NY, Series 2021, Ref. GO Bonds	1.92%	08/01/2031	35	31,643
New York (City of), NY, Series 2023 B-2, GO Bonds	5.66%	10/01/2032	30	32,780
New York (City of), NY, Series 2023 B-2, GO Bonds	5.68%	10/01/2033	35	38,423
New York (City of), NY, Series 2024 C-2, GO Bonds	4.61%	09/01/2037	1,380	1,383,918
New York (City of), NY, Series 2024 D-2, GO Bonds	4.38%	10/01/2029	10	10,232
New York (City of), NY, Series 2024 D-2, GO Bonds	4.72%	10/01/2032	20	20,781
New York (City of), NY, Series 2024 D-2, GO Bonds	4.77%	10/01/2034	1,120	1,158,168
New York (City of), NY, Series 2024 D-2, GO Bonds	5.26%	10/01/2044	1,800	1,801,754
New York (City of), NY, Series 2025 E-1, GO Bonds	3.94%	10/01/2029	20	20,175
New York (City of), NY, Series 2025 E-1, GO Bonds	4.23%	10/01/2031	10	10,152
New York (City of), NY, Series 2025 E-1, GO Bonds	5.56%	10/01/2045	1,090	1,112,681
New York (City of), NY, Series 2025 E-1, GO Bonds	5.37%	10/01/2051	1,600	1,614,103
New York (City of), NY, Series 2025 E-2, GO Bonds	5.39%	10/01/2055	2,055	2,073,432
New York (City of), NY, Series 2025 H, GO Bonds	5.07%	02/01/2031	570	600,823
New York (City of), NY, Series 2025 H, GO Bonds	5.33%	02/01/2033	5	5,375
New York (City of), NY, Series 2025 H, GO Bonds	5.44%	02/01/2035	1,920	2,078,715
New York (City of), NY, Series 2025 H, GO Bonds	5.68%	02/01/2037	45	48,812
New York (City of), NY, Series 2025 H, GO Bonds	6.29%	02/01/2045	70	75,025
New York (City of), NY, Series 2025 H, GO Bonds	6.39%	02/01/2055	2,130	2,286,068
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.75%	06/01/2028	250	250,013
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.85%	06/01/2029	10	10,001
New York (City of), NY, Subseries 2015 F-3, GO Bonds	4.13%	06/01/2032	60	60,003
New York (City of), NY, Subseries 2018 A, GO Bonds	2.73%	08/01/2029	10	9,701
New York (City of), NY, Subseries 2018 D-3, GO Bonds	3.90%	12/01/2029	10	10,053
New York (City of), NY, Subseries 2018 D-3, GO Bonds	4.00%	12/01/2032	60	59,801
New York (City of), NY, Subseries 2018 F-3, GO Bonds	3.62%	04/01/2031	35	34,600
New York (City of), NY, Subseries 2019 A, GO Bonds	2.85%	08/01/2031	20	18,978
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	7,000	6,839,633
New York (City of), NY, Subseries 2022 A-2, GO Bonds	4.15%	09/01/2032	45	45,314
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,547,532
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,005	1,071,100
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,474,738
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,463,305
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	2,000	1,780,948
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	2,500	2,185,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	$3,000	$2,573,226
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	3,460	3,563,972
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	160	168,612
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,065,949
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,435	3,833,535
New York (City of), NY Transitional Finance Authority, Series 2013, RB	3.90%	11/01/2026	20	20,003
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.10%	11/01/2027	50	50,022
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.20%	11/01/2028	95	95,049
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.35%	11/01/2029	10	10,005
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.60%	11/01/2032	30	30,750
New York (City of), NY Transitional Finance Authority, Series 2015 A-3, RB	3.45%	08/01/2026	65	64,936
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	02/01/2028	20	19,913
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.92%	02/01/2027	50	49,713
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.97%	02/01/2028	15	14,858
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.43%	08/01/2030	130	128,413
New York (City of), NY Transitional Finance Authority, Series 2017 F-2, RB	3.05%	05/01/2027	45	44,764
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.33%	02/01/2028	55	54,841
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.43%	02/01/2029	90	89,855
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.75%	05/01/2028	5	5,027
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.85%	05/01/2030	5	5,015
New York (City of), NY Transitional Finance Authority, Series 2018 C-4, RB	3.70%	05/01/2027	55	55,116
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.80%	05/01/2029	100	100,551
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.90%	05/01/2031	85	85,157
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.43%	08/01/2026	20	19,979
New York (City of), NY Transitional Finance Authority, Series 2018, RB(c)	3.66%	08/01/2028	5	5,014
New York (City of), NY Transitional Finance Authority, Series 2018, RB(c)	3.80%	08/01/2029	25	25,195
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.78%	08/01/2030	60	60,065
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.88%	08/01/2031	20	20,006
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.90%	08/01/2031	25	25,019
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.95%	08/01/2032	1,270	1,265,167
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.96%	08/01/2032	10	9,968
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	30	30,009
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	115	110,237
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(c)	2.69%	05/01/2033	15	13,665
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	35	31,916
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.31%	11/01/2026	15	14,872
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.37%	11/01/2027	190	186,642
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.75%	11/01/2030	75	71,795
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.82%	11/01/2031	5	4,722
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.98%	11/01/2027	15	14,882
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.13%	11/01/2028	15	14,870
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.35%	11/01/2030	35	34,395
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.59%	05/01/2031	20	18,867
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.45%	11/01/2031	15	14,642
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.50%	11/01/2032	200	193,667
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.53%	11/01/2027	95	92,043
New York (City of), NY Transitional Finance Authority, Series 2020 C-2, RB	1.75%	05/01/2030	40	37,005
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.92%	11/01/2029	45	42,386
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.25%	11/01/2031	45	41,209
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.50%	11/01/2033	35	31,185
New York (City of), NY Transitional Finance Authority, Series 2021 B, Ref. RB	1.11%	07/15/2026	10	9,899
New York (City of), NY Transitional Finance Authority, Series 2021 E, RB	1.92%	02/01/2032	20	17,867
New York (City of), NY Transitional Finance Authority, Series 2021 E-3, RB	1.97%	02/01/2033	5,000	4,365,741
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	43,601
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	60	57,180
New York (City of), NY Transitional Finance Authority, Series 2022 B, Ref. RB	3.60%	07/15/2026	5	4,995
New York (City of), NY Transitional Finance Authority, Series 2022 C-3, RB	2.58%	02/01/2033	3,905	3,551,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.00%	11/01/2028	$5	$5,192
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.05%	11/01/2029	100	104,837
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.15%	11/01/2030	125	132,380
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.25%	11/01/2031	50	53,338
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.35%	11/01/2032	120	129,052
New York (City of), NY Transitional Finance Authority, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,707
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	3.55%	02/01/2030	10	9,951
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.35%	02/01/2028	25	24,937
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	10	10,021
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.75%	02/01/2029	95	98,292
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2030	645	670,990
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2031	60	62,714
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.90%	02/01/2032	40	41,963
New York (City of), NY Transitional Finance Authority, Series 2023 F-3, RB	5.15%	02/01/2036	25	26,048
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.36%	02/01/2028	5	5,080
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	20	20,596
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.83%	05/01/2030	120	125,150
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.56%	02/01/2031	45	46,556
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.87%	05/01/2031	45	47,218
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.64%	02/01/2032	40	41,420
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.91%	05/01/2032	25	26,247
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.67%	02/01/2033	5	5,171
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	20	21,041
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	15	15,497
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.01%	05/01/2034	15	15,778
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.77%	02/01/2035	20	20,580
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	265	261,406
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.48%	05/01/2027	20	20,218
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.72%	05/01/2030	140	145,414
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.27%	05/01/2034	40	42,781
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.03%	05/01/2032	25	26,409
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.29%	05/01/2035	5	5,347
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	4.75%	11/01/2027	25	25,513
New York (City of), NY Transitional Finance Authority, Series 2026, RB	4.06%	02/01/2031	10	10,123
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,040	1,027,503
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.64%	05/01/2032	65	60,250
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.74%	05/01/2034	5	4,484
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	248,986
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,878
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-2, Ref. RB	4.52%	11/01/2027	5	5,084
New York (State of), Series 2019 B, Ref. GO Bonds	2.70%	02/15/2031	100	95,091
New York (State of), Series 2019 B, Ref. GO Bonds	2.80%	02/15/2032	5	4,709
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,122	2,164,623
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,305	1,335,771
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	827,618
New York (State of) Dormitory Authority, Series 2016 B, RB	3.88%	07/01/2046	145	121,672
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.15%	07/01/2047	15	12,956
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(c)	2.56%	02/15/2027	85	84,109
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	2.88%	02/15/2031	5	4,792
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(c)	3.11%	02/15/2039	300	259,720
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.26%	07/01/2030	1,005	947,883
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.56%	07/01/2034	30	26,754
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.22%	07/01/2035	250	216,559
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.54%	03/15/2027	1,025	1,003,000
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.75%	03/15/2028	1,005	968,849
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.95%	03/15/2029	910	867,427
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,150	1,080,185
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	924,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	$900	$818,450
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	785,509
New York (State of) Dormitory Authority, Series 2021, Ref. RB	2.97%	07/01/2044	25	19,622
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(c)	2.89%	03/15/2027	20	19,843
New York (State of) Dormitory Authority, Series 2025 B, RB	5.23%	07/01/2035	2,410	2,602,777
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	4.84%	07/01/2032	25	25,965
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	1,580	1,491,525
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,475,792
New York (State of) Thruway Authority, Series 2019 M, Ref. RB(c)	2.90%	01/01/2035	530	486,271
New York (State of) Thruway Authority, Series 2019, Ref. RB	3.50%	01/01/2042	275	246,372
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.32%	11/01/2034	35	32,834
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.72%	11/01/2039	30	26,955
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.77%	11/01/2044	1,230	1,052,665
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.65%	11/01/2036	3,000	2,571,135
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	180	146,396
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	3.80%	01/01/2030	20	20,058
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.00%	01/01/2032	30	30,056
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.10%	01/01/2033	5	4,990
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	833,427
New York City Housing Development Corp. (Green Bonds), Series 2025, RB	4.27%	02/01/2030	1,660	1,685,562
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,670	1,724,716
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,984,466
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	4,000	3,635,624
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,883,021
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,918,109
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	105	89,059
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	751,841
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	1,000	806,368
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,080,823
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	1,110	1,060,849
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	556,200
				149,810,775
North Carolina-0.46%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	783,444
Duke University, Series 2007, RB	5.85%	04/01/2037	20	22,306
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	1.75%	10/01/2029	165	154,635
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	315	261,728
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,799
University of North Carolina at Chapel Hill, Series 2012 C, Ref. RB	3.60%	12/01/2033	800	786,639
University of North Carolina at Chapel Hill, Series 2014, Ref. RB	3.85%	12/01/2034	1,375	1,356,471
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	70	68,764
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	1,540	1,447,306
University of North Carolina at Chapel Hill, Series 2021, Ref. RB, (INS - AGI)(a)	2.76%	04/01/2043	15	11,624
				4,902,716
North Dakota-0.01%
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.13%	12/01/2029	15	14,242
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.33%	12/01/2031	65	60,164
				74,406
Ohio-2.13%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,880	5,008,020
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,130	3,725,412
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	830	876,859
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,025,349
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,057,126
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	$1,000	$1,034,694
Cleveland (City of), OH, Series 2019 A, Ref. RB	2.88%	01/01/2031	80	76,812
Cleveland Municipal School District, Series 2015, GO Bonds, (CEP - Ohio School District)	5.02%	12/01/2040	5	5,125
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	881,956
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,094,653
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019 B, RB	3.38%	11/01/2050	35	26,442
Franklin (County of), OH Convention Facilities Authority, Series 2020 B, Ref. RB	3.08%	12/01/2040	10	8,302
Greenville City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.54%	01/01/2051	60	47,595
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	25	23,664
JobsOhio Beverage System, Series 2013 B, RB	3.99%	01/01/2029	1,110	1,118,045
JobsOhio Beverage System, Series 2013 B, RB	4.53%	01/01/2035	95	96,922
Middletown City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.55%	12/01/2048	25	20,257
Northeast Ohio Regional Sewer District, Series 2020, Ref. RB	3.20%	11/15/2044	25	20,171
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,693
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	900,522
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	40	38,807
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	48	46,209
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.89%	01/01/2032	10	9,555
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	30	31,165
Ohio (State of) Turnpike & Infrastructure Commission, Series 2020 A, Ref. RB	3.20%	02/15/2048	15	11,312
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,565,834
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	921,205
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	955	810,069
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,457,712
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	548,279
University of Cincinnati, Series 2016 B, RB	3.95%	06/01/2042	80	72,667
University of Cincinnati, Series 2019 B, Ref. RB	2.38%	06/01/2027	40	39,384
				22,604,817
Oklahoma-1.06%
Grand River Dam Authority, Series 2010 B, RB	7.16%	06/01/2040	150	180,784
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	943,992
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,265,688
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,909,937
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahoma), Series 2022, RB	4.62%	06/01/2044	4,900	4,893,234
Oklahoma (State of) Municipal Power Authority, Series 2010, RB	6.31%	01/01/2040	95	105,264
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.82%	01/01/2031	20	18,308
				11,317,207
Oregon-2.33%
Clackamas & Washington Counties School District No. 3, Series 2020 C, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.14%	06/15/2029	20	19,104
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	420,411
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	7,950	7,915,107
Morrow (Port of), OR, Series 2014, RB	3.52%	09/01/2027	35	34,990
Morrow (Port of), OR, Series 2020, RB	2.53%	09/01/2043	65	48,306
Morrow (Port of), OR, Series 2024, RB	4.82%	09/01/2030	190	199,133
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB	2.99%	09/01/2036	1,850	1,669,078
Morrow (Port of), OR (Bonneville Cooperation), Series 2019, RB	2.40%	09/01/2026	5	4,969
Morrow (Port of), OR (Bonneville Cooperation), Series 2020, RB	2.54%	09/01/2040	1,000	802,963
Morrow (Port of), OR (Bonneville Cooperation), Series 2024, RB	4.84%	09/01/2031	80	84,272
Multnomah (County of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(b)	0.00%	06/01/2030	800	682,695
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.15%	06/30/2035	15	12,692
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,101	1,118,336
Oregon (State of), Series 2008 A, GO Bonds	5.90%	08/01/2038	1,370	1,493,996
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	20	20,781
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2020, Ref. GO Bonds	0.98%	08/01/2026	$50	$49,462
Oregon (State of), Series 2024, GO Bonds	4.89%	05/01/2027	10	10,155
Oregon (State of), Series 2024, GO Bonds	5.05%	05/01/2034	5	5,380
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,364
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	40	38,283
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,570,936
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	3.44%	10/01/2050	20	14,133
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	865	911,677
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	19,767
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.93%	09/01/2031	50	45,630
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.36%	06/30/2027	60	58,286
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.71%	06/30/2029	50	47,066
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.89%	06/30/2031	900	819,010
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.04%	06/30/2032	15	13,424
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.90%	06/30/2040	610	503,866
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	19	19,034
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	5	5,315
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,927,861
Portland (City of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(b)	0.00%	06/01/2027	35	33,443
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	832,628
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	775	774,984
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	75	70,688
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	45	41,637
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.94%	06/15/2032	25	22,421
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.09%	06/15/2034	495	428,202
				24,795,485
Pennsylvania-2.96%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	792,933
Commonwealth Financing Authority, Series 2009, RB	6.22%	06/01/2039	160	171,218
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,052,932
Commonwealth Financing Authority, Series 2016 A, RB	3.74%	06/01/2029	10	10,001
Commonwealth Financing Authority, Series 2016 A, RB	4.01%	06/01/2033	45	45,028
Commonwealth Financing Authority, Series 2016 A, RB	4.14%	06/01/2038	35	34,036
Commonwealth Financing Authority, Series 2018 A, RB	3.73%	06/01/2030	165	164,452
Commonwealth Financing Authority, Series 2018 A, RB	3.86%	06/01/2038	1,025	977,683
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	950	858,429
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	400	370,004
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	781,437
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	724,083
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	1,400	1,028,653
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	3,140	2,260,310
Harrisburg School District, Series 2020 C, Ref. GO Bonds, (INS - BAM)(a)	2.73%	12/01/2035	25	21,727
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	429,742
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	720,669
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,777,932
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.45%	08/01/2027	$30	$29,136
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.63%	08/01/2028	500	478,149
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.85%	08/01/2029	45	42,534
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.95%	08/01/2030	10	9,312
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,329,400
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,807
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.15%	06/15/2029	15	14,332
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.30%	06/15/2030	5	4,729
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.50%	06/15/2032	25	23,077
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.62%	06/15/2033	5	4,566
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.78%	06/15/2035	200	178,051
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	878,712
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	754,464
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	986,654
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.87%	11/01/2028	5	5,122
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	55	58,471
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2011, RB	5.09%	09/15/2029	25	26,150
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2019, Ref. RB	3.78%	12/01/2042	15	13,235
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2019, Ref. RB	3.58%	12/01/2043	55	46,295
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,361,797
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	665	735,614
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,533,876
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	126,466
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. RB	3.25%	12/01/2043	45	35,642
Pennsylvania State University (The), Series 2020 D, RB	2.40%	09/01/2032	5	4,583
Pennsylvania State University (The), Series 2020 D, RB	2.47%	09/01/2033	5	4,517
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	842,292
Philadelphia (City of), PA, Series 2020 B, Ref. RB(c)	1.73%	11/01/2028	20	19,109
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.58%	08/01/2029	30	30,868
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.85%	08/01/2031	15	15,711
Philadelphia (City of), PA Authority for Industrial Development, Series 1999, RB, (INS - AGI)(a)	6.35%	04/15/2028	90	93,309
Philadelphia (City of), PA Redevelopment Authority, Series 2024 A, RB	5.23%	09/01/2040	1,000	1,025,904
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	993,663
Philadelphia School District (The), Series 2010, GO Bonds	6.77%	06/01/2040	35	38,577
Philadelphia School District (The), Series 2011 A, GO Bonds	6.00%	09/01/2030	85	91,461
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	3,000	2,963,781
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,414,112
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	631,430
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019, RB	3.56%	09/15/2119	480	315,041
				31,406,218
Rhode Island-0.03%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	199,496
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	35	38,630
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-(continued)
Rhode Island Housing & Mortgage Finance Corp., Series 2020, RB	2.99%	10/01/2038	$15	$12,377
Woonsocket (City of), RI, Series 2002, GO Bonds, (INS - AGI)(a)	6.29%	07/15/2032	10	10,488
				280,889
South Carolina-0.76%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.92%	12/01/2030	1,280	1,186,041
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	177,573
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	142,499
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	190	194,305
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	29,532
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	400	377,251
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	833,565
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,850	2,021,871
South Carolina (State of) Public Service Authority, Series 2012, RB	4.55%	12/01/2030	1,315	1,342,739
South Carolina (State of) Public Service Authority, Series 2013 C, Ref. RB	5.78%	12/01/2041	50	53,671
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	215	207,261
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	35	34,506
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.33%	12/01/2028	10	9,626
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	90	85,625
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.53%	12/01/2030	55	51,684
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.58%	12/01/2031	15	13,883
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.66%	12/01/2032	5	4,559
South Carolina (State of) Public Service Authority, Series 2022 D, Ref. RB, (INS - AGI)(a)	6.45%	12/01/2042	10	11,539
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	110	104,738
Spartanburg Regional Health Services District, Series 2020 B, RB, (INS - AGI)(a)	3.55%	04/15/2050	180	135,287
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,041,937
				8,059,692
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	129,585
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020, RB	3.84%	09/01/2043	10	8,657
				138,242
Tennessee-0.91%
Memphis (City of), TN, Series 2010 F, GO Bonds	6.04%	07/01/2034	1,000	1,101,050
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	91,105
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	1,000	892,567
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	135	118,056
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	168,140
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	790,478
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	750	503,896
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,025	1,123,362
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010, GO Bonds	5.71%	07/01/2034	825	872,726
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2021 B, Ref. GO Bonds	1.34%	07/01/2029	70	65,185
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,062,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	$1,500	$1,577,776
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.73%	11/01/2026	200	196,069
Tennessee Energy Acquisition Corp., Series 2023 A-2, Ref. RB	5.75%	05/01/2028	10	10,217
Tennessee Housing Development Agency, Series 2024-2B, RB, (CEP - GNMA)	5.98%	07/01/2054	1,000	1,023,609
Tennessee State School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.51%	11/01/2031	30	26,697
				9,623,829
Texas-10.83%
Austin (City of), TX, Series 2019, RB	2.84%	11/15/2027	35	34,602
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	2,485	1,968,059
Bexar (County of), TX, Series 2020 B, Ref. GO Bonds	2.16%	06/15/2040	90	67,288
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	40	37,284
Bexar (County of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	3.03%	08/15/2041	1,425	1,181,423
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.32%	04/15/2029	15	15,300
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.35%	04/15/2030	15	15,363
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	8,000	8,155,114
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	2,000	1,948,660
Clint Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.34%	02/15/2045	250	173,074
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	918,578
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	285	231,542
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 B, RB	5.00%	12/01/2048	10	9,694
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	500	493,124
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	658,606
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	971,924
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	720,498
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	1,500	1,422,987
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,872,104
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,769,372
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,293,014
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,900,232
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,285,686
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	3,085,152
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	810,666
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	200,383
Dallas (City of), TX, Series 2005 A, GO Bonds	5.20%	02/15/2035	40	42,098
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2027	5	4,828
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2031	15	12,463
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2032	1,500	1,192,838
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2034	25	18,135
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	0.00%	02/15/2035	10	6,883
Dallas (City of), TX, Series 2020 D, Ref. RB	1.73%	10/01/2029	60	56,201
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,510	2,638,017
Dallas (City of), TX Area Rapid Transit, Series 2020 C, Ref. RB	2.82%	12/01/2042	10	7,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2020, Ref. RB	1.15%	12/01/2026	$10	$9,819
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,540	1,100,469
Dallas (City of), TX Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	10,553
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,675	3,039,951
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	4,500	3,671,380
Denton Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.56%	08/15/2045	180	130,610
Fort Bend Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.18%	08/15/2048	80	72,062
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	1,014,627
Fort Worth (City of), TX, Series 2017 B, RB	4.24%	03/01/2047	25	22,500
Grand Parkway Transportation Corp., Series 2013 E, RB	5.18%	10/01/2042	245	257,283
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	560,379
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,800	2,794,461
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	74,460
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	2,155	1,965,642
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series 2020, RB	3.64%	05/15/2050	100	79,075
Houston (City of), TX, Series 2005, GO Bonds	5.31%	03/01/2035	5	5,279
Houston (City of), TX, Series 2006 A, GO Bonds	5.51%	03/01/2036	435	467,738
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	1,150	1,154,454
Houston (City of), TX, Series 2017, GO Bonds	4.06%	03/01/2035	5	4,945
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	1,860	1,649,234
Houston (City of), TX, Series 2018, Ref. RB	3.72%	11/15/2028	10	10,050
Houston (City of), TX, Series 2018, Ref. RB	3.92%	11/15/2030	120	120,766
Houston (City of), TX, Series 2018, Ref. RB	3.97%	11/15/2031	1,165	1,170,749
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	477,211
Houston (City of), TX, Series 2019 C, Ref. RB	2.36%	11/15/2030	205	193,439
Houston (City of), TX, Series 2020 C, Ref. RB	1.72%	07/01/2026	35	34,759
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	974,441
Keller Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	21,263
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	31,661
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,951,575
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	1,450	1,370,875
New Hope Cultural Education Facilities Finance Corp., Series 2016, RB	4.03%	04/01/2041	100	91,881
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	2,645	2,973,073
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,770	1,410,345
Permanent University Fund - Texas A&M University System, Series 2012 B, RB	3.58%	07/01/2032	70	69,371
Permanent University Fund - Texas A&M University System, Series 2017 B, Ref. RB	3.66%	07/01/2047	220	186,959
Permanent University Fund - Texas A&M University System, Series 2019, RB	3.10%	07/01/2049	55	42,069
Permanent University Fund - University of Texas System, Series 2017, RB	3.38%	07/01/2047	90	71,457
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,473,067
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	1,027,269
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	1.64%	02/01/2030	150	139,710
San Antonio (City of), TX, Series 2020, Ref. RB	2.91%	02/01/2048	50	37,409
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,947,990
San Antonio (City of), TX, Series 2022, RB	4.37%	02/01/2042	1,030	980,873
San Antonio (City of), TX, Series 2025 A, RB	3.86%	02/01/2030	5	5,051
San Antonio (City of), TX, Series 2025 A, RB	5.47%	02/01/2045	3,520	3,661,482
Tarrant County Cultural Education Facilities Finance Corp., Series 2013, RB	4.45%	11/15/2043	55	52,319
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	426,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	$1,180	$892,784
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,418	2,549,630
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	844,582
Texas (State of), Series 2020, Ref. GO Bonds	2.33%	10/01/2029	15	14,431
Texas (State of), Series 2020, Ref. GO Bonds	3.23%	10/01/2039	5	4,434
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	450	453,366
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	179,162
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	259,697
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	1,017,975
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	724,042
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,229,191
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	730	747,363
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	185	192,176
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	644,897
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	185,652
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	776,812
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,413,642
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	887,112
Texas (State of), Series 2023 A, Ref. GO Bonds	5.69%	10/01/2031	15	16,237
Texas (State of), Series 2023, GO Bonds	5.24%	10/01/2043	15	15,427
Texas (State of), Series 2025, GO Bonds	4.33%	10/01/2030	10	10,303
Texas (State of), Series 2025, GO Bonds	4.48%	10/01/2031	15	15,572
Texas (State of) Department of Housing & Community Affairs, Series 2020, Ref. RB	2.04%	09/01/2030	5	4,657
Texas (State of) Department of Housing & Community Affairs, Series 2024 B, RB, (CEP - GNMA)	6.00%	01/01/2054	10	10,504
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.38%	10/01/2028	30	28,470
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,581,506
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,882,265
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	601,761
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	487,493
Texas A&M University, Series 2016, RB	3.99%	05/15/2037	10	9,782
Texas A&M University, Series 2017 A, Ref. RB	3.43%	05/15/2030	20	19,896
Texas A&M University, Series 2017 A, Ref. RB	3.48%	05/15/2031	5	4,955
Texas A&M University, Series 2017 B, Ref. RB	3.29%	05/15/2031	150	147,270
Texas A&M University, Series 2017 D, RB	3.82%	05/15/2047	5	4,314
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,198,213
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	950	925,315
Texas A&M University, Series 2019 B, Ref. RB	3.33%	05/15/2039	10	8,991
Texas A&M University, Series 2019 B, Ref. RB	3.48%	05/15/2049	30	24,437
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	808,753
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	1,637	1,706,649
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	6,480	6,761,950
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	2,770	2,312,339
Texas Public Finance Authority, Series 2020, RB	1.33%	02/01/2028	40	38,359
Texas Public Finance Authority, Series 2020, RB	1.52%	02/01/2030	165	152,321
Texas Public Finance Authority, Series 2021, RB	2.96%	02/01/2041	15	12,349
Texas Transportation Finance Corp., Series 2025, RB	4.43%	10/01/2034	1,080	1,098,800
Travis County Healthcare District, Series 2023 B, GO Bonds	5.48%	03/01/2043	750	772,238
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	1,976,067
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,185	1,015,162
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	139,532
Williamson (County of), TX, Series 2021, Ref. GO Bonds	1.06%	02/15/2028	70	66,801
				115,133,455
Utah-0.14%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	325	334,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah Municipal Power Agency, Series 2016 A, RB	3.81%	07/01/2036	$40	$38,484
Utah Transit Authority, Series 2019 B, Ref. RB	3.44%	12/15/2042	5	4,196
Utah Transit Authority, Series 2021, Ref. RB(c)	2.29%	12/15/2032	1,250	1,137,644
				1,515,311
Virgin Islands-0.08%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(a)	6.85%	07/01/2035	745	821,844
Virginia-1.00%
Norfolk (City of), VA, Series 2010, GO Bonds	5.91%	03/01/2029	20	21,018
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	250	218,540
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	770,569
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	713,037
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	2,055	1,248,919
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	2,585	1,660,751
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.13%	09/01/2028	10	9,436
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.33%	09/01/2029	5	4,637
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.64%	02/01/2029	5	4,724
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.74%	02/01/2030	5	4,643
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.94%	09/01/2027	5	4,813
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	103	91,243
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	931	803,784
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	19,201
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,615	1,253,541
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,466,141
Virginia Commonwealth University Health System Authority, Series 2014, RB	4.96%	01/01/2044	5	4,968
Virginia Housing Development Authority, Series 2012, RB	4.17%	10/01/2032	20	20,001
Virginia Housing Development Authority, Series 2020, RB	2.53%	06/01/2030	70	67,862
Virginia Housing Development Authority, Series 2024, RB	5.85%	10/01/2049	575	587,863
Virginia Housing Development Authority, Series 2024, RB	5.95%	10/01/2066	170	173,202
William & Mary (College of), VA, Series 2020 B, Ref. RB	3.12%	02/15/2051	600	442,471
Williamsburg Economic Development Authority, Series 2025, Ref. RB	4.96%	11/01/2035	1,000	1,036,084
				10,627,448
Washington-0.80%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	691,178
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,886,013
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	55	61,353
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	491,133
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,020	1,040,809
Douglas (County of), WA Public Utility District No. 1, Series 2010 A, RB	5.45%	09/01/2040	20	21,276
Energy Northwest, Series 2025, Ref. RB	4.22%	07/01/2029	10	10,191
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	17,521
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,077
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	55	55,234
Grays Harbor County Public Utility District No 1, Series 2010 A, RB	6.71%	07/01/2040	95	107,233
King (County of), WA, Series 2021 C, GO Bonds	1.69%	12/01/2028	5	4,775
King (County of), WA (Green Bonds), Series 2021 C, GO Bonds	1.54%	12/01/2027	10	9,682
Northwest Infrastructure Financing Corp., Series 2004, RB	5.38%	01/01/2034	100	108,738
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.65%	12/01/2030	145	132,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.73%	12/01/2031	$15	$13,461
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.36%	12/01/2039	310	245,108
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	478,113
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,032,888
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,180	1,222,307
Washington (State of) Convention Center Public Facilities District, Series 2010, RB	6.79%	07/01/2040	15	16,428
Washington (State of) Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	245	205,977
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2021, Ref. RB	2.34%	01/01/2029	660	637,459
				8,494,582
West Virginia-0.15%
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,313,199
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	2.55%	06/01/2029	75	71,584
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2020, Ref. RB	2.03%	10/01/2029	45	42,614
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	202,873
				1,630,270
Wisconsin-0.85%
Milwaukee (City of), WI, Series 2023 T-1, GO Bonds, (INS - BAM)(a)	4.60%	02/01/2028	25	25,469
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	45	47,452
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	903,561
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,870,138
Wisconsin (State of), Series 2017 C, Ref. RB(c)	3.15%	05/01/2027	15	14,920
Wisconsin (State of), Series 2020 A, Ref. RB	2.43%	05/01/2031	10	9,421
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,767,377
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	20	19,702
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	90	86,943
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	50	47,758
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	40	38,932
Wisconsin (State of), Series 2021 A, Ref. RB	1.64%	05/01/2031	30	27,155
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	30	30,670
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	1,950	1,657,834
Wisconsin (State of) Public Finance Authority, Series 2018, Ref. RB	4.27%	07/01/2040	50	47,349
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	2,000	1,405,011
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	57,191
				9,056,883
Total Municipal Obligations (Cost $1,101,407,748)				1,033,491,539
			Shares
Money Market Funds-1.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $15,801,374)			15,801,374	15,801,374
TOTAL INVESTMENTS IN SECURITIES(g)-98.75% (Cost $1,117,209,122)				1,049,292,913
OTHER ASSETS LESS LIABILITIES-1.25%				13,334,597
NET ASSETS-100.00%				$1,062,627,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,217,341	$72,630,216	$(81,046,183)	$-	$-	$15,801,374	$606,230

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	5.04%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco U.S. Hybrid Bond ETF (HBRD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.37%
Automotive Parts & Equipment-0.38%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$55,000	$57,374
Broadcasting-0.95%
Paramount Global
6.25% 02/28/2057(b)	70,000	54,796
6.38% 03/30/2062(b)	110,000	86,900
		141,696
Diversified Financial Services-3.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95% 03/10/2055(b)	80,000	84,577
6.50% 01/31/2056(b)	55,000	57,055
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	55,000	52,862
Corebridge Financial, Inc.
6.88% 12/15/2052(b)	110,000	112,423
6.38% 09/15/2054(b)	80,000	80,060
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	55,000	57,361
Voya Financial, Inc., 4.70%, 01/23/2048(b)	35,000	33,687
		478,025
Electric Utilities-19.25%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	80,000	79,757
American Electric Power Co., Inc.
6.95% 12/15/2054(b)	65,000	70,271
7.05% 12/15/2054(b)	45,000	47,431
Series C, 5.80% 03/15/2056(b)	160,000	160,813
Series D, 6.05% 03/15/2056(b)	160,000	160,626
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(b)	30,000	30,571
Duke Energy Corp., 6.45%, 09/01/2054(b)	105,000	110,677
Edison International
8.13% 06/15/2053(b)	55,000	57,210
7.88% 06/15/2054(b)	50,000	52,088
Entergy Corp.
7.13% 12/01/2054(b)	130,000	136,110
5.88% 06/15/2056(b)	65,000	65,325
6.10% 06/15/2056(b)	75,000	75,648
EUSHI Finance, Inc.
7.63% 12/15/2054(b)	55,000	58,101
6.25% 04/01/2056(b)	80,000	80,614
Evergy, Inc., 6.65%, 06/01/2055(b)	55,000	56,856
Eversource Energy
Series A, 6.10% 08/15/2056(b)	80,000	80,393
Series B, 6.35% 08/15/2056(b)	80,000	80,540
Exelon Corp., 6.50%, 03/15/2055(b)	110,000	115,171
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(b)	45,000	47,268
Nevada Power Co., 6.25%, 05/15/2055(b)	30,000	30,499
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
6.75% 06/15/2054(b)	$120,000	$127,713
6.70% 09/01/2054(b)	100,000	103,896
6.38% 08/15/2055(b)	145,000	150,701
6.50% 08/15/2055(b)	100,000	106,061
5.11% 09/29/2057(c)	75,000	68,113
4.80% 12/01/2077(b)	55,000	54,586
5.65% 05/01/2079(b)	50,000	50,832
3.80% 03/15/2082(b)	60,000	59,352
PacifiCorp
7.38% 09/15/2055(b)	90,000	91,206
7.13% 08/15/2056(b)	120,000	117,969
Sierra Pacific Power Co., 6.20%, 12/15/2055(b)	50,000	49,754
Southern Co. (The)
6.38% 03/15/2055(b)	195,000	204,084
5.33% 06/21/2057(c)	55,000	53,524
TXNM Energy, Inc., 7.00%, 07/31/2056(b)(c)	40,000	40,657
		2,874,417
Gas Utilities-1.59%
AltaGas Ltd. (Canada), 7.20%, 10/15/2054(b)(c)	95,000	99,301
Northwest Natural Holding Co., 7.00%, 09/15/2055(b)	35,000	36,628
Spire, Inc.
6.25% 06/01/2056(b)	50,000	50,337
6.45% 06/01/2056(b)	50,000	51,092
		237,358
Health Care Services-2.25%
CVS Health Corp.
6.75% 12/10/2054(b)	80,000	83,260
7.00% 03/10/2055(b)	240,000	252,578
		335,838
Health Care Supplies-0.40%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	60,000	59,986
Independent Power Producers & Energy Traders-1.03%
AES Corp. (The)
7.60% 01/15/2055(b)	100,000	100,597
6.95% 07/15/2055(b)	55,000	53,199
		153,796
Integrated Telecommunication Services-4.26%
Bell Canada (Canada)
6.88% 09/15/2055(b)	105,000	109,691
7.00% 09/15/2055(b)	135,000	142,957
British Telecommunications PLC (United Kingdom), 4.88%, 11/23/2081(b)(c)	55,000	54,030
TELUS Corp. (Canada)
6.63% 10/15/2055(b)	75,000	77,500
7.00% 10/15/2055(b)	85,000	89,730
6.38% 06/09/2056(b)	85,000	86,587
6.63% 06/09/2056(b)	75,000	75,634
		636,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-1.22%
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	$75,000	$74,326
Goldman Sachs Capital I, 6.35%, 02/15/2034	100,000	107,582
		181,908
Life & Health Insurance-21.39%
Aegon Ltd., 5.50%, 04/11/2048(b)	85,000	86,255
American National Group, Inc., 7.00%, 12/01/2055(b)	55,000	54,569
Athene Holding Ltd.
6.63% 10/15/2054(b)	65,000	62,499
6.88% 06/28/2055(b)	65,000	62,632
Meiji Yasuda Life Insurance Co. (Japan)
5.10% 04/26/2048(b)(c)	110,000	111,861
5.80% 09/11/2054(b)(c)	190,000	193,803
6.10% 06/11/2055(b)(c)	225,000	233,209
MetLife, Inc.
6.40% 12/15/2036	135,000	141,311
9.25% 04/08/2038(c)	80,000	95,679
10.75% 08/01/2039	55,000	72,884
5.85% 03/15/2056(b)	105,000	104,301
Series G, 6.35% 03/15/2055(b)	110,000	114,303
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	45,000	45,493
Nippon Life Insurance Co. (Japan)
4.00% 09/19/2047(b)(c)	70,000	69,847
3.40% 01/23/2050(b)(c)	100,000	95,471
2.75% 01/21/2051(b)(c)	140,000	127,154
2.90% 09/16/2051(b)(c)	80,000	72,166
6.25% 09/13/2053(b)(c)	80,000	85,115
5.95% 04/16/2054(b)(c)	115,000	120,044
6.50% 04/30/2055(b)(c)	135,000	145,258
Protective Life Corp., 5.35%, 08/10/2052(c)	55,000	53,145
Prudential Financial, Inc.
4.50% 09/15/2047(b)	80,000	78,873
5.70% 09/15/2048(b)	105,000	105,823
3.70% 10/01/2050(b)	85,000	79,170
5.13% 03/01/2052(b)	105,000	103,212
6.00% 09/01/2052(b)	130,000	134,367
6.75% 03/01/2053(b)	55,000	59,070
6.50% 03/15/2054(b)	110,000	115,961
Sumitomo Life Insurance Co. (Japan)
5.88% 09/10/2055(b)(c)	130,000	131,890
4.00% 09/14/2077(b)(c)	145,000	144,431
3.38% 04/15/2081(b)(c)	100,000	93,724
		3,193,520
Multi-line Insurance-3.26%
Allianz SE (Germany)
6.35% 09/06/2053(b)(c)	105,000	112,722
5.60% 09/03/2054(b)(c)	135,000	138,556
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	35,000	35,662
Liberty Mutual Group, Inc.
4.30% 02/01/2061(c)	85,000	57,382
7.80% 03/07/2087(c)	50,000	57,964
MetLife Capital Trust IV, 7.88%, 12/15/2067(c)	75,000	83,716
		486,002
	Principal Amount	Value
Multi-Utilities-13.59%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	$80,000	$79,390
CenterPoint Energy, Inc.
6.70% 05/15/2055(b)	55,000	57,040
5.95% 04/01/2056(b)	75,000	75,935
Series A, 7.00% 02/15/2055(b)	40,000	42,205
Series B, 6.85% 02/15/2055(b)	45,000	47,839
CMS Energy Corp.
4.75% 06/01/2050(b)	55,000	54,652
3.75% 12/01/2050(b)	45,000	42,130
6.50% 06/01/2055(b)	105,000	109,784
Dominion Energy, Inc.
6.63% 05/15/2055(b)	135,000	140,200
6.00% 02/15/2056(b)	155,000	157,377
6.20% 02/15/2056(b)	145,000	147,676
Series A, 6.88% 02/01/2055(b)	105,000	110,024
Series B, 7.00% 06/01/2054(b)	105,000	114,307
NiSource, Inc.
6.95% 11/30/2054(b)	55,000	57,536
6.38% 03/31/2055(b)	55,000	57,464
5.75% 07/15/2056(b)	105,000	105,672
Sempra
4.13% 04/01/2052(b)	105,000	103,715
6.40% 10/01/2054(b)	135,000	138,139
6.88% 10/01/2054(b)	120,000	123,688
6.55% 04/01/2055(b)	65,000	66,385
6.63% 04/01/2055(b)	45,000	45,926
6.38% 04/01/2056(b)	85,000	87,057
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	65,000	65,422
		2,029,563
Oil & Gas Refining & Marketing-1.45%
Phillips 66 Co.
Series A, 5.88% 03/15/2056(b)	105,000	105,594
Series B, 6.20% 03/15/2056(b)	110,000	111,538
		217,132
Oil & Gas Storage & Transportation-12.25%
Enbridge, Inc. (Canada)
7.20% 06/27/2054(b)	65,000	70,074
7.38% 03/15/2055(b)	45,000	48,162
5.50% 07/15/2077(b)	95,000	95,471
6.25% 03/01/2078(b)	80,000	81,713
7.38% 01/15/2083(b)	45,000	46,606
7.63% 01/15/2083(b)	55,000	60,448
8.50% 01/15/2084(b)	120,000	138,549
Series 20-A, Conv., 5.75% 07/15/2080(b)	95,000	96,761
Series NC5, 8.25% 01/15/2084(b)	70,000	75,453
Energy Transfer L.P.
8.00% 05/15/2054(b)	85,000	91,249
7.13% 10/01/2054(b)	45,000	46,624
6.50% 02/15/2056(b)	130,000	131,439
6.75% 02/15/2056(b)	85,000	86,922
Enterprise Products Operating LLC
5.38% 02/15/2078(b)	75,000	75,615
Series E, 5.25% 08/16/2077(b)	105,000	105,163
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50% 03/01/2055(b)	70,000	74,342
7.63% 03/01/2055(b)	50,000	52,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
TransCanada PipeLines Ltd. (Canada), 7.00%, 06/01/2065(b)	$80,000	$83,255
Transcanada Trust (Canada)
5.30% 03/15/2077(b)	160,000	161,210
5.50% 09/15/2079(b)	120,000	121,580
5.60% 03/07/2082(b)	85,000	85,429
		1,828,198
Property & Casualty Insurance-1.46%
ACE Capital Trust II, 9.70%, 04/01/2030	30,000	35,961
Allstate Corp. (The), 6.50%, 05/15/2057(b)	55,000	57,852
Assurant, Inc., 7.00%, 03/27/2048(b)	45,000	46,365
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(b)(c)	30,000	28,490
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	45,000	48,520
		217,188
Reinsurance-3.79%
Enstar Group Ltd., 7.50%, 04/01/2045(b)(c)	40,000	41,826
Global Atlantic (Fin) Co.
7.95% 10/15/2054(b)(c)	65,000	62,257
7.25% 03/01/2056(b)(c)	65,000	61,963
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany), 5.88%, 05/23/2042(b)(c)	135,000	141,990
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	55,000	53,464
Reinsurance Group of America, Inc.
6.65% 09/15/2055(b)	75,000	77,673
6.38% 09/15/2056(b)	40,000	40,054
Swiss Re Finance (Luxembourg) S.A. (Switzerland), 5.00%, 04/02/2049(b)(c)	85,000	86,018
		565,245
	Principal Amount	Value
Retail REITs-0.95%
Scentre Group Trust 2 (Australia), 5.13%, 09/24/2080(b)(c)	$140,000	$142,371
Specialized Finance-0.82%
HA Sustainable Infrastructure Capital, Inc.
8.00% 06/01/2056(b)	55,000	57,948
7.13% 11/15/2056(b)	65,000	64,996
		122,944
Wireless Telecommunication Services-4.88%
Rogers Communications, Inc. (Canada)
7.00% 04/15/2055(b)	120,000	125,571
7.13% 04/15/2055(b)	105,000	111,259
5.25% 03/15/2082(b)(c)	80,000	80,149
Vodafone Group PLC (United Kingdom)
7.00% 04/04/2079(b)	215,000	227,770
4.13% 06/04/2081(b)	105,000	99,498
5.13% 06/04/2081(b)	105,000	84,942
		729,189
TOTAL INVESTMENTS IN SECURITIES-98.37% (Cost $14,768,135)		14,687,879
OTHER ASSETS LESS LIABILITIES-1.63%		242,676
NET ASSETS-100.00%		$14,930,555

Investment Abbreviations:
Conv.	-Convertible

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,183,826, which represented 21.32% of the Fund’s Net Assets.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$45,689	$(45,689)	$-	$-	$-	$13
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco Variable Rate Preferred ETF (VRP)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-85.93%
Automobile Components-0.19%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$4,540,000	$4,735,928
Banks-26.06%
BAC Capital Trust XIV, Series G, 4.39% (3 mo. Term SOFR + 0.66%)(c)(d)	4,482,000	3,702,914
Bank of America Corp.
6.25%(b)(c)	22,755,000	23,427,459
6.63%(b)(c)	27,234,000	28,528,949
Series DD, 6.30%(b)(c)	9,092,000	9,122,564
Series FF, 5.88%(b)(c)(e)	20,626,000	21,066,943
Series RR, 4.38%(b)(c)	15,194,000	15,103,903
Series TT, 6.13%(b)(c)	18,222,000	18,478,128
Bank of Montreal (Canada), 4.80%(b)(c)(e)	4,558,000	4,583,105
Bank of Nova Scotia (The) (Canada), 6.56% (3 mo. Term SOFR + 2.91%)(c)(d)(e)	11,385,000	11,380,876
Citigroup, Inc.
6.63%(b)(c)	22,760,000	23,543,539
Series AA, 7.63%(b)(c)	13,645,000	14,469,417
Series BB, 7.20%(b)(c)	4,982,000	5,171,147
Series CC, 7.13%(b)(c)	15,858,000	16,435,088
Series DD, 7.00%(b)(c)(e)	13,595,000	14,341,270
Series EE, 6.75%(b)(c)(e)	13,595,000	13,917,677
Series FF, 6.95%(b)(c)	18,180,000	18,733,781
Series GG, 6.88%(b)(c)	24,471,000	25,106,145
Series JJ, 6.50%(b)(c)(e)	10,000,000	10,152,420
Series T, 6.25%(b)(c)	13,645,000	13,716,800
Series Y, 4.15%(b)(c)(e)	9,067,000	9,049,205
Series Z, 7.38%(b)(c)	11,378,000	11,876,269
CoBank, ACB
Series J, 4.25%(b)(c)	3,790,000	3,757,358
Series K, 6.45%(b)(c)	3,652,000	3,702,252
Fifth Third Bancorp, Series H, 6.97% (3 mo. Term SOFR + 3.29%)(c)(d)	5,466,000	5,506,202
First Citizens BancShares, Inc., Series D, 7.00%(b)(c)	4,555,000	4,692,812
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)	4,552,000	4,668,172
Series G, 4.45%(b)(c)	4,550,000	4,521,623
Series K, 6.25%(b)(c)(e)	6,830,000	6,885,098
JPMorgan Chase & Co.
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	11,450,000	11,587,022
Series II, 6.41% (3 mo. Term SOFR + 2.75%)(c)(d)	13,665,000	13,729,144
Series KK, 3.65%(b)(c)	18,210,000	18,156,503
Series NN, 6.88%(b)(c)(e)	22,655,000	24,121,141
Series OO, 6.50%(b)(c)	27,190,000	28,497,530
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	3,179,000	2,905,928
KeyCorp, Series D, 5.00%(b)(c)	4,781,000	4,770,458
M&T Bank Corp.
3.50%(b)(c)(e)	4,552,000	4,501,556
Series F, 5.13%(b)(c)	4,555,000	4,562,634
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)	$4,766,000	$4,809,771
Series T, 3.40%(b)(c)	13,665,000	13,514,252
Series U, 6.00%(b)(c)	9,079,000	9,159,449
Series V, 6.20%(b)(c)	11,333,000	11,545,040
Series W, 6.25%(b)(c)(e)	13,645,000	14,161,409
Truist Financial Corp.
Series A, 4.58% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	3,151,000	3,136,828
Series M, 5.13%(b)(c)(e)	4,556,000	4,548,603
Series N, 6.67%(b)(c)	15,491,000	15,607,028
Series Q, 5.10%(b)(c)(e)	9,095,000	9,204,231
U.S. Bancorp
3.70%(b)(c)(e)	13,665,000	13,548,720
Series J, 5.30%(b)(c)	9,114,000	9,151,058
USB Capital IX, 4.95% (3 mo. Term SOFR + 1.28%)(c)(d)	6,149,000	4,995,806
Wells Fargo & Co.
6.85%(b)(c)(e)	18,160,000	19,166,118
7.63%(b)(c)(e)	15,710,000	16,773,536
Series BB, 3.90%(b)(c)	31,963,000	31,949,275
		639,744,156
Capital Markets-9.68%
Bank of New York Mellon Corp. (The)
5.95%(b)(c)(e)	4,550,000	4,673,792
6.30%(b)(c)(e)	4,557,000	4,725,887
Series F, 4.63%(b)(c)	9,110,000	9,108,467
Series H, 3.70%(b)(c)	5,311,000	5,312,054
Series I, 3.75%(b)(c)	11,847,000	11,678,234
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	6,339,000	6,282,002
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(e)	4,451,000	4,411,738
Series H, 4.00%(b)(c)	20,281,000	19,175,829
Series I, 4.00%(b)(c)	18,724,000	18,671,515
Series K, 5.00%(b)(c)	6,830,000	6,837,643
Goldman Sachs Capital II, 4.70% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	6,989,000	5,726,329
Goldman Sachs Group, Inc. (The)
6.85%(b)(c)	17,257,000	18,082,540
Series O, 5.30%(b)(c)(e)	5,925,000	5,962,742
Series T, 3.80%(b)(c)	6,147,000	6,153,802
Series U, 3.65%(b)(c)	6,832,000	6,809,355
Series V, 4.13%(b)(c)	6,834,000	6,799,820
Series W, 7.50%(b)(c)	13,565,000	14,510,073
Series X, 7.50%(b)(c)	20,493,000	21,826,582
Series Y, 6.13%(b)(c)(e)	18,220,000	18,783,490
Mellon Capital IV, Series 1, 4.52% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	4,491,000	3,818,505
Northern Trust Corp., Series D, 4.60%(b)(c)	4,558,000	4,570,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.99% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)	$4,555,000	$4,094,591
6.45%(b)(c)	6,836,000	7,144,570
Series I, 6.70%(b)(c)	13,665,000	14,317,476
Series J, 6.70%(b)(c)(e)	7,740,000	8,148,804
		237,626,065
Chemicals-0.18%
FMC Corp., 8.45%, 11/01/2055(b)	6,751,000	4,446,009
Consumer Finance-2.77%
Ally Financial, Inc.
Series B, 4.70%(b)(c)	12,297,000	12,273,007
Series C, 4.70%(b)(c)	9,112,000	8,619,086
American Express Co., 3.55%(b)(c)	14,578,000	14,497,576
Capital One Financial Corp.
Series M, 3.95%(b)(c)(e)	9,108,000	9,052,588
Series O, 5.50%(b)(c)(e)	5,189,000	5,224,057
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(e)	9,067,000	9,090,623
Series B, 6.50%(b)(c)	4,527,000	4,602,986
Series C, 5.70%(b)(c)(e)	4,557,000	4,602,356
		67,962,279
Diversified Telecommunication Services-2.02%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	9,080,000	9,485,631
7.00%, 09/15/2055(b)	11,327,000	11,994,602
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	6,360,000	6,572,030
7.00%, 10/15/2055(b)(e)	7,288,000	7,693,541
6.38%, 06/09/2056(b)	7,290,000	7,426,148
6.63%, 06/09/2056(b)	6,360,000	6,413,771
		49,585,723
Electric Utilities-11.95%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	6,570,000	6,550,052
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	5,466,000	5,909,287
7.05%, 12/15/2054(b)(e)	3,639,000	3,835,604
3.88%, 02/15/2062(b)	6,837,000	6,742,533
Series C, 5.80%, 03/15/2056(b)	13,640,000	13,709,264
Series D, 6.05%, 03/15/2056(b)	13,660,000	13,713,479
Duke Energy Corp.
6.45%, 09/01/2054(b)(e)	9,039,000	9,527,739
3.25%, 01/15/2082(b)	4,551,000	4,478,630
Edison International
8.13%, 06/15/2053(b)	4,523,000	4,704,779
7.88%, 06/15/2054(b)	4,095,000	4,265,999
Series A, 5.38%(b)(c)	3,761,000	3,763,586
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	10,935,000	11,035,350
Entergy Corp.
7.13%, 12/01/2054(b)	10,930,000	11,443,710
5.88%, 06/15/2056(b)	5,435,000	5,462,197
6.10%, 06/15/2056(b)	6,355,000	6,409,901
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)	4,552,000	4,808,687
6.25%, 04/01/2056(b)	6,750,000	6,801,766
	Principal Amount	Value
Electric Utilities-(continued)
Evergy, Inc., 6.65%, 06/01/2055(b)	$4,528,000	$4,680,824
Eversource Energy
Series A, 6.10%, 08/15/2056(b)	6,800,000	6,833,433
Series B, 6.35%, 08/15/2056(b)	6,800,000	6,845,933
Exelon Corp., 6.50%, 03/15/2055(b)	9,063,000	9,489,067
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(b)	3,186,000	3,198,264
7.13%, 09/15/2053(b)	3,648,000	3,831,852
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	10,935,000	11,637,813
6.70%, 09/01/2054(b)	9,106,000	9,460,779
6.38%, 08/15/2055(b)	13,645,000	14,181,467
6.50%, 08/15/2055(b)	9,111,000	9,663,227
4.80%, 12/01/2077(b)(e)	5,014,000	4,976,213
5.65%, 05/01/2079(b)(e)	4,558,000	4,633,822
3.80%, 03/15/2082(b)	5,469,000	5,409,935
PacifiCorp
7.38%, 09/15/2055(b)	7,724,000	7,827,516
7.13%, 08/15/2056(b)	9,900,000	9,732,398
PG&E Corp.
7.38%, 03/15/2055(b)	13,665,000	14,145,571
6.85%, 09/15/2056(b)	9,100,000	9,087,452
PPL Capital Funding, Inc., Series A, 6.61% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	4,349,000	4,324,484
Sierra Pacific Power Co., 6.20%, 12/15/2055(b)	4,100,000	4,079,805
Southern Co. (The)
6.38%, 03/15/2055(b)	16,394,000	17,157,698
Series 21-A, 3.75%, 09/15/2051(b)	9,110,000	9,046,985
		293,407,101
Financial Services-2.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	6,815,000	7,204,883
6.50%, 01/31/2056(b)	4,550,000	4,720,038
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)(e)	4,559,000	4,381,772
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	9,086,000	9,286,121
6.38%, 09/15/2054(b)	6,798,000	6,803,119
6.88%(b)(c)	4,550,000	4,669,410
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)(e)	4,533,000	4,727,624
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/2056(b)	4,500,000	4,741,200
7.13%, 11/15/2056(b)	5,400,000	5,399,704
		51,933,871
Gas Utilities-0.34%
Spire, Inc.
6.25%, 06/01/2056(b)	4,095,000	4,122,588
6.45%, 06/01/2056(b)(e)	4,075,000	4,164,014
		8,286,602
Health Care Equipment & Supplies-0.20%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	5,015,000	5,013,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-1.17%
CVS Health Corp.
6.75%, 12/10/2054(b)	$6,794,000	$7,070,855
7.00%, 03/10/2055(b)	20,493,000	21,567,018
		28,637,873
Independent Power and Renewable Electricity Producers-0.73%
AES Corp. (The)
7.60%, 01/15/2055(b)	8,611,000	8,662,390
6.95%, 07/15/2055(b)	4,554,000	4,404,915
Vistra Corp., Series C, 8.88%(b)(c)(f)	4,337,000	4,794,337
		17,861,642
Insurance-6.27%
Aegon Ltd., 5.50%, 04/11/2048(b)	7,310,000	7,417,961
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,533,000	4,768,099
Series B, 6.85% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	7,251,000	7,269,336
American National Group, Inc., 7.00%, 12/01/2055(b)	4,520,000	4,484,612
Assurant, Inc., 7.00%, 03/27/2048(b)(e)	3,634,000	3,744,212
Athene Holding Ltd.
6.63%, 10/15/2054(b)	5,470,000	5,259,533
6.88%, 06/28/2055(b)	5,468,000	5,268,798
Enstar Finance LLC, 5.50%, 01/15/2042(b)	4,558,000	4,529,516
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	3,700,000	3,989,403
Lincoln National Corp.
6.27% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	4,235,000	3,696,617
Series C, 9.25%(b)(c)(e)	4,555,000	4,870,142
MetLife, Inc.
5.85%, 03/15/2056(b)	9,000,000	8,940,057
Series D, 5.88%(b)(c)(e)	4,532,000	4,641,230
Series G, 6.35%, 03/15/2055(b)	9,109,000	9,465,335
Nationwide Financial Services, Inc., 6.75%, 05/15/2037(e)	3,642,000	3,681,880
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	4,498,000	4,372,346
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	6,832,000	6,735,748
5.70%, 09/15/2048(b)	9,111,000	9,182,375
3.70%, 10/01/2050(b)	7,291,000	6,790,956
5.13%, 03/01/2052(b)	9,112,000	8,956,840
6.00%, 09/01/2052(b)(e)	10,895,000	11,260,996
6.75%, 03/01/2053(b)	4,551,000	4,887,797
6.50%, 03/15/2054(b)	9,045,000	9,535,158
Reinsurance Group of America, Inc.
6.65%, 09/15/2055(b)	6,377,000	6,604,283
6.38%, 09/15/2056(b)	3,600,000	3,604,889
		153,958,119
Machinery-0.28%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	6,835,000	6,868,841
	Principal Amount	Value
Media-0.48%
Paramount Global
6.25%, 02/28/2057(b)	$5,923,000	$4,636,525
6.38%, 03/30/2062(b)	9,113,000	7,199,270
		11,835,795
Multi-Utilities-7.28%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	6,836,000	6,783,873
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	4,555,000	4,723,936
5.95%, 04/01/2056(b)(e)	6,355,000	6,434,266
Series A, 7.00%, 02/15/2055(b)	3,643,000	3,843,787
Series B, 6.85%, 02/15/2055(b)(e)	3,641,000	3,870,689
CMS Energy Corp.
4.75%, 06/01/2050(b)	4,530,000	4,501,357
3.75%, 12/01/2050(b)	3,643,000	3,410,653
6.50%, 06/01/2055(b)	9,084,000	9,497,849
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	11,307,000	11,742,568
6.00%, 02/15/2056(b)	13,210,000	13,412,549
6.20%, 02/15/2056(b)	12,075,000	12,297,868
Series A, 6.88%, 02/01/2055(b)	9,107,000	9,542,770
Series B, 7.00%, 06/01/2054(b)	9,081,000	9,885,949
Series C, 4.35%(b)(c)	6,829,000	6,800,725
NiSource, Inc.
6.95%, 11/30/2054(b)	4,553,000	4,762,893
6.38%, 03/31/2055(b)(e)	4,559,000	4,763,266
5.75%, 07/15/2056(b)	9,110,000	9,168,295
Sempra
4.13%, 04/01/2052(b)	9,112,000	9,000,445
6.40%, 10/01/2054(b)	11,382,000	11,646,666
6.88%, 10/01/2054(b)	10,020,000	10,327,935
6.55%, 04/01/2055(b)	5,442,000	5,557,991
6.63%, 04/01/2055(b)	3,648,000	3,723,105
6.38%, 04/01/2056(b)	7,270,000	7,445,912
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	5,435,000	5,470,268
		178,615,615
Oil, Gas & Consumable Fuels-11.97%
BP Capital Markets PLC
4.88%(b)(c)	22,775,000	22,713,444
6.13%(b)(c)	11,384,000	11,772,422
6.45%(b)(c)(e)	11,840,000	12,625,537
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)(e)	6,362,000	6,858,599
7.38%, 03/15/2055(b)	4,551,000	4,870,831
5.50%, 07/15/2077(b)	9,107,000	9,152,180
6.25%, 03/01/2078(b)	7,743,000	7,908,793
7.38%, 01/15/2083(b)	4,532,000	4,693,715
7.63%, 01/15/2083(b)	5,467,000	6,008,485
8.50%, 01/15/2084(b)	11,383,000	13,142,516
Series 16-A, 6.00%, 01/15/2077(b)	6,802,000	6,857,967
Series 20-A, Conv., 5.75%, 07/15/2080(b)	9,107,000	9,275,853
Series NC5, 8.25%, 01/15/2084(b)	6,834,000	7,366,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P.
8.00%, 05/15/2054(b)	$7,252,000	$7,785,124
7.13%, 10/01/2054(b)(e)	3,640,000	3,771,400
6.50%, 02/15/2056(b)	10,840,000	10,959,955
6.75%, 02/15/2056(b)	7,205,000	7,367,912
6.94% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	4,914,000	4,920,781
Series B, 6.63%(b)(c)	4,996,000	5,064,155
Series G, 7.13%(b)(c)	9,953,000	10,332,468
Series H, 6.50%(b)(c)	8,151,000	8,192,776
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	6,354,000	6,406,103
Series D, 6.90% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	3,172,000	3,170,782
Series E, 5.25%, 08/16/2077(b)	9,113,000	9,127,125
Phillips 66 Co.
Series A, 5.88%, 03/15/2056(b)	9,080,000	9,131,347
Series B, 6.20%, 03/15/2056(b)	9,110,000	9,237,422
Plains All American Pipeline L.P., Series B, 8.02% (3 mo. Term SOFR + 4.37%)(c)(d)	7,236,000	7,235,192
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)(e)	5,905,000	6,271,275
7.63%, 03/01/2055(b)	4,095,000	4,269,656
TransCanada PipeLines Ltd. (Canada)
7.00%, 06/01/2065(b)(e)	6,813,000	7,090,221
6.12% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	9,112,000	8,234,100
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	13,665,000	13,768,307
5.50%, 09/15/2079(b)	9,991,000	10,122,582
5.60%, 03/07/2082(b)(e)	7,288,000	7,324,775
Series 16-A, 5.88%, 08/15/2076(b)	10,927,000	10,959,082
		293,989,298
Wireless Telecommunication Services-2.24%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	9,998,000	10,462,147
7.13%, 04/15/2055(b)	9,110,000	9,653,035
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	18,223,000	19,305,355
4.13%, 06/04/2081(b)	9,108,000	8,630,745
5.13%, 06/04/2081(b)	8,550,000	6,916,766
		54,968,048
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,078,335,759)		2,109,476,818
	Shares
Preferred Stocks-12.96%
Banks-4.27%
Associated Banc-Corp, Pfd., 6.63%(b)	108,562	2,698,851
Banc of California, Inc., Series F, Pfd., 7.75%(b)	185,880	4,702,764
	Shares	Value
Banks-(continued)
Bank of America Corp.
Series 5, Pfd., 4.43% (3 mo. Term SOFR + 0.76%)(d)(e)	145,358	$2,869,367
Series E, Pfd., 4.57% (3 mo. Term SOFR + 0.61%)(d)(e)	113,748	2,305,672
Series 2, Pfd., 4.58% (3 mo. Term SOFR + 0.91%)(d)(e)	109,776	2,135,143
Series 4, Pfd., 4.68% (3 mo. Term SOFR + 1.01%)(d)(e)	75,369	1,499,843
Series K, Pfd., 6.45%	381,566	9,901,638
Citizens Financial Group, Inc., Series I, Pfd., 6.50%(b)	145,383	3,708,720
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(e)	42,059	1,031,287
Fifth Third Bancorp
Pfd., 6.88%(b)	145,533	3,747,475
Series I, Pfd., 7.97%(b)(e)	163,793	4,216,032
First Citizens BancShares, Inc., Series E, Pfd., 6.63%(b)	145,400	3,659,718
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)	187,441	4,258,660
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	118,242	3,038,819
KeyCorp
Series E, Pfd., 6.13%(b)(e)	181,253	4,583,888
Pfd., 6.20%(b)	218,074	5,582,694
M&T Bank Corp., Series H, Pfd., 5.63%(b)(e)	91,102	2,299,415
Midland States Bancorp, Inc., Pfd., 7.75%(b)(e)	42,059	1,064,934
Pinnacle Financial Partners, Inc.
Class A, Pfd., 7.31% (3 mo. Term SOFR + 3.61%)(d)(e)	72,691	1,839,082
Class B, Pfd., 8.40%(b)(e)	126,972	3,320,318
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	181,253	4,447,949
Pfd., 6.95%(b)	181,253	4,694,453
Truist Financial Corp., Series I, Pfd., 4.46% (3 mo. Term SOFR + 0.79%)(d)(e)	63,092	1,229,663
U.S. Bancorp
Series B, Pfd., 4.53% (3 mo. Term SOFR + 0.86%)(d)(e)	363,456	6,887,491
Series A, Pfd., 4.95% (3 mo. Term SOFR + 1.28%)(d)	5,207	4,075,935
UMB Financial Corp., Pfd., 7.75%(b)	108,562	2,909,462
Valley National Bancorp
Series B, Pfd., 7.53% (3 mo. Term SOFR + 3.84%)(d)(e)	35,871	903,770
Series A, Pfd., 7.78% (3 mo. Term SOFR + 4.11%)(d)(e)	42,059	1,055,681
Series C, Pfd., 8.25%(b)	54,281	1,411,306
Wesbanco, Inc., Series B, Pfd., 7.38%(b)	83,167	2,149,867
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(e)	108,562	2,525,152
Wintrust Financial Corp., Series F, Pfd., 7.88%(b)	154,113	4,114,817
		104,869,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Capital Markets-1.19%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)	181,253	$4,678,140
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 4.57% (3 mo. Term SOFR + 0.93%)(d)(e)	490,420	9,754,454
Series A, Pfd., 4.65% (3 mo. Term SOFR + 1.01%)(d)(e)	272,346	5,433,303
Series C, Pfd., 4.65% (3 mo. Term SOFR + 1.01%)(d)(e)	72,691	1,458,908
Morgan Stanley, Series A, Pfd., 4.63% (3 mo. Term SOFR + 0.96%)(d)(e)	399,327	7,906,674
		29,231,479
Consumer Finance-0.19%
Synchrony Financial, Series B, Pfd., 8.25%(b)	181,253	4,734,328
Electric Utilities-0.11%
SCE Trust V, Series K, Pfd., 5.45%(b)(e)	108,562	2,749,875
Financial Services-1.64%
Apollo Global Management, Inc., Pfd., 7.63%(b)	218,074	5,600,140
Citigroup Capital XIII, Pfd., 10.30% (3 mo. Term SOFR + 6.63%)(d)(e)	815,668	24,249,810
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	68,534	1,409,059
Jackson Financial, Inc., Pfd., 8.00%(b)	199,664	5,161,315
Merchants Bancorp, Pfd., 8.25%(b)	51,662	1,314,798
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	108,562	2,613,087
		40,348,209
Food Products-0.34%
CHS, Inc.
Series 3, Pfd., 6.75% (3 mo. USD LIBOR + 4.16%)(d)(e)	178,634	4,490,859
Series 2, Pfd., 7.10% (3 mo. USD LIBOR + 4.30%)(d)(e)	152,367	3,870,122
		8,360,981
Independent Power and Renewable Electricity Producers-0.17%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)(e)	93,360	2,264,914
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)(e)	75,610	1,845,640
		4,110,554
Insurance-1.71%
Allstate Corp. (The), Pfd., 7.10% (3 mo. Term SOFR + 3.43%)(d)(e)	181,253	4,756,079
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	313,541	7,644,130
Pfd., 7.25%(b)	208,774	5,240,227
Series E, Pfd., 7.75%(b)	181,253	4,654,577
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	151,321	3,427,421
Kemper Corp., Pfd., 5.88%(b)	54,281	1,279,403
MetLife, Inc., Series A, Pfd., 4.99% (3 mo. Term SOFR + 1.26%)(d)(e)	218,074	4,721,302
	Shares	Value
Insurance-(continued)
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(e)	145,383	$3,638,936
Pfd., 7.13%(b)(e)	253,945	6,500,992
		41,863,067
Mortgage REITs-2.83%
ACRES Commercial Realty Corp., Series C, Pfd., 9.60% (3 mo. Term SOFR + 5.93%)(d)(e)	43,805	1,092,497
Adamas Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	52,577	1,249,230
Series D, Pfd., 8.00%(b)(e)	55,567	1,265,816
Series E, Pfd., 10.83% (3 mo. USD LIBOR + 6.43%)(d)(e)	67,949	1,728,623
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)(e)	54,091	1,360,389
Series D, Pfd., 8.27% (3 mo. Term SOFR + 4.59%)(d)(e)	85,304	2,127,482
Series F, Pfd., 8.63% (3 mo. Term SOFR + 4.96%)(d)	208,381	5,199,106
Series E, Pfd., 8.92% (3 mo. Term SOFR + 5.25%)(d)	146,140	3,698,803
Series C, Pfd., 9.04% (3 mo. Term SOFR + 5.37%)(d)	118,173	3,009,866
Annaly Capital Management, Inc.
Series G, Pfd., 8.10% (3 mo. Term SOFR + 4.43%)(d)(e)	154,113	3,897,518
Series F, Pfd., 8.92% (3 mo. Term SOFR + 5.25%)(d)(e)	261,879	6,793,141
Series I, Pfd., 8.92% (3 mo. Term SOFR + 5.25%)(d)(e)	160,224	4,101,734
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	102,817	2,210,565
Chimera Investment Corp.
Series C, Pfd., 8.69% (3 mo. Term SOFR + 5.00%)(d)	94,612	2,080,518
Series D, Pfd., 9.29% (3 mo. Term SOFR + 5.60%)(d)(e)	72,651	1,717,470
Series B, Pfd., 9.74% (3 mo. Term SOFR + 6.05%)(d)(e)	118,265	2,795,785
Dynex Capital, Inc., Series C, Pfd., 9.39% (3 mo. Term SOFR + 5.72%)(d)(e)	40,837	1,060,537
Ellington Financial, Inc., Series B, Pfd., 6.25%(b)(e)	43,983	1,070,546
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(e)	74,695	1,518,549
MFA Financial, Inc., Series C, Pfd., 9.28% (3 mo. Term SOFR + 5.61%)(d)(e)	99,832	2,282,159
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)	168,979	4,183,920
Class F, Pfd., 8.75%(b)	91,300	2,267,892
Series C, Pfd., 8.90% (3 mo. Term SOFR + 5.23%)(d)(e)	144,505	3,515,807
Series B, Pfd., 9.57% (3 mo. Term SOFR + 5.90%)(d)(e)	101,907	2,555,828
Series A, Pfd., 9.73% (3 mo. Term SOFR + 6.06%)(d)(e)	38,938	989,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
Two Harbors Investment Corp.
Series B, Pfd., 7.63%(b)(e)	92,491	$2,266,029
Series A, Pfd., 8.13%(b)	45,989	1,131,329
Series C, Pfd., 8.94% (3 mo. Term SOFR + 5.27%)(d)(e)	88,146	2,177,206
		69,348,149
Multi-Utilities-0.13%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.53% (3 mo. USD LIBOR + 4.01%), (Canada)(d)	126,972	3,268,259
Oil, Gas & Consumable Fuels-0.34%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	46,293	1,201,767
NGL Energy Partners L.P., Series B, Pfd., 11.15% (3 mo. Term SOFR + 7.47%)(d)	114,625	2,807,166
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	59,485	1,542,446
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	43,333	1,154,391
Series F, Pfd., 9.50% (Greece)(b)	60,804	1,675,150
		8,380,920
Trading Companies & Distributors-0.04%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(e)	38,567	986,158
Total Preferred Stocks (Cost $326,191,926)		318,251,845
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(g)(h) (Cost $35,901)	35,901	$35,901
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.89% (Cost $2,404,563,586)		2,427,764,564
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 3.64%(g)(h)(i)	57,496,110	57,496,110
Invesco Private Prime Fund, 3.81%(g)(h)(i)	149,243,416	149,288,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $206,784,299)		206,784,299
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $2,611,347,885)		2,634,548,863
OTHER ASSETS LESS LIABILITIES-(7.32)%		(179,596,744)
NET ASSETS-100.00%		$2,454,952,119

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)	All or a portion of this security was out on loan at February 28, 2026.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

245

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$195,226,049	$(195,190,148)	$-	$-	$35,901	$228,723
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,399,814	124,543,428	(119,447,132)	-	-	57,496,110	1,048,567 *
Invesco Private Prime Fund	136,321,880	240,051,917	(227,084,349)	(11,498)	10,239	149,288,189	2,820,851 *
Total	$188,721,694	$559,821,394	$(541,721,629)	$(11,498)	$10,239	$206,820,200	$4,098,141

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	10.48%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

247

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)
Assets:
Unaffiliated investments in securities, at value(a)	$392,115,241	$1,075,691,968	$809,243,780	$1,069,599,899	$30,935,000
Affiliated investments in securities, at value	87,055,593	-	42,645,407	54,807,338	-
Cash	16,211,290	17,017,488	-	-	225,260
Due from broker	-	5,250	-	-	250
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	-
Receivable for:
Dividends and interest	6,955,878	11,837,789	1,121,188	1,597,064	56,516
Securities lending	6,566	-	60,454	-	-
Investments sold	2,539,554	357,953	46,220	1,409,659	-
Fund shares sold	-	1,227,521	-	-	-
Foreign tax reclaims	-	-	-	-	-
Total assets	504,884,122	1,106,137,969	853,117,049	1,127,413,960	31,217,026
Liabilities:
Due to custodian	-	-	760,304	-	-
Due to broker	-	-	7,704	-	-
Payable for:
Investments purchased	18,663,797	4,427,459	-	56,460,289	200,317
Collateral upon return of securities loaned	87,055,593	-	34,289,151	-	-
Collateral upon receipt of securities in-kind	-	-	-	-	-
Fund shares repurchased	102,595	-	-	-	-
Accrued unitary management fees	127,851	232,670	308,554	104,674	5,950
Total liabilities	105,949,836	4,660,129	35,365,713	56,564,963	206,267
Net Assets	$398,934,286	$1,101,477,840	$817,751,336	$1,070,848,997	$31,010,759
Net assets consist of:
Shares of beneficial interest	$469,632,794	$1,088,094,854	$849,920,007	$1,173,039,257	$31,038,131
Distributable earnings (loss)	(70,698,508)	13,382,986	(32,168,671)	(102,190,260)	(27,372)
Net Assets	$398,934,286	$1,101,477,840	$817,751,336	$1,070,848,997	$31,010,759
Shares outstanding (unlimited amount authorized, $0.01 par value)	21,500,000	44,850,000	40,740,000	37,970,000	1,250,000
Net asset value	$18.56	$24.56	$20.07	$28.20	$24.81
Market price	$18.56	$24.58	$20.08	$28.21	$24.81
Unaffiliated investments in securities, at cost	$392,808,765	$1,058,134,513	$746,126,937	$1,143,054,364	$30,935,000
Affiliated investments in securities, at cost	$87,055,593	$-	$43,737,129	$54,807,338	$-
(a)Includes securities on loan with an aggregate value of:	$83,450,778	$-	$33,437,139	$-	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco MSCI Treasury Duration Rotation ETF (TROT)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco U.S. Hybrid Bond ETF (HBRD)

$109,765,340	$992,936	$3,692,367,772	$128,179,820	$3,959,412,740	$2,419,921,516	$1,033,491,539	$14,687,879
14,192,526	79	-	-	58,568,727	126,157	15,801,374	-
-	1,968	64,722,275	2,008,438	-	812	-	94,842
360	-	125,623	188,641	98,457	6,900	-	1,139

-	-	119,979	-	6,639	-	-	-

1,199,734	6,979	41,597,184	1,632,856	23,948,044	6,193,107	12,964,411	270,729
2,286	-	-	-	85,900	-	-	-
2,456,356	38,026	1,786,041	-	-	644,712,049	595,558	290,082
1,219,538	-	16,639,254	-	2,276,148	17,943,157	-	-
-	-	-	-	3,367	-	-	-
128,836,140	1,039,988	3,817,358,128	132,009,755	4,044,400,022	3,088,903,698	1,062,852,882	15,344,671

-	-	-	-	3,134,925	-	-	-
-	-	6,750	22,616	248	-	-	-

3,915,442	38,025	22,599,363	-	10,473,848	644,607,145	-	413,460
13,893,495	-	-	-	58,568,727	-	-	-
-	-	119,979	-	6,639	-	-	-
-	-	-	-	-	-	-	-
18,199	17	786,896	28,374	1,529,336	142,066	225,372	656
17,827,136	38,042	23,512,988	50,990	73,713,723	644,749,211	225,372	414,116
$111,009,004	$1,001,946	$3,793,845,140	$131,958,765	$3,970,686,299	$2,444,154,487	$1,062,627,510	$14,930,555

$110,499,375	$1,000,025	$3,868,634,592	$139,654,393	$5,448,615,384	$2,444,049,923	$1,159,359,129	$15,000,025
509,629	1,921	(74,789,452)	(7,695,628)	(1,477,929,085)	104,564	(96,731,619)	(69,470)
$111,009,004	$1,001,946	$3,793,845,140	$131,958,765	$3,970,686,299	$2,444,154,487	$1,062,627,510	$14,930,555
4,550,000	40,001	160,650,000	5,800,000	348,900,000	23,150,001	38,300,000	600,001
$24.40	$25.05	$23.62	$22.75	$11.38	$105.58	$27.74	$24.88
$24.40	$25.06	$23.60	$22.69	$11.40	$105.58	$27.72	$25.02
$108,094,745	$991,482	$3,690,869,890	$129,019,603	$4,737,814,970	$2,419,204,443	$1,101,407,748	$14,768,135
$14,192,526	$79	$-	$-	$58,568,727	$126,157	$15,801,374	$-
$12,778,378	$-	$-	$-	$56,752,404	$-	$-	$-

249

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)

Invesco Variable Rate Preferred ETF (VRP)
Assets:
Unaffiliated investments in securities, at value(a)	$2,427,728,663
Affiliated investments in securities, at value	206,820,200
Cash	418,589
Due from broker	18,651
Deposits with brokers:
Cash segregated as collateral	1,506,229
Receivable for:
Dividends and interest	30,984,828
Securities lending	109,370
Fund shares sold	20,873,028
Total assets	2,688,459,558
Liabilities:
Payable for:
Investments purchased	24,288,198
Collateral upon return of securities loaned	206,784,299
Collateral upon receipt of securities in-kind	1,506,229
Accrued unitary management fees	928,713
Total liabilities	233,507,439
Net Assets	$2,454,952,119
Net assets consist of:
Shares of beneficial interest	$2,573,615,439
Distributable earnings (loss)	(118,663,320)
Net Assets	$2,454,952,119
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,500,000
Net asset value	$24.43
Market price	$24.45
Unaffiliated investments in securities, at cost	$2,404,527,685
Affiliated investments in securities, at cost	$206,820,200
(a)Includes securities on loan with an aggregate value of:	$199,305,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

251

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)
Investment income:
Unaffiliated interest income	$11,173,662	$21,610,620	$-	$18,252,108	$377,304
Unaffiliated dividend income	-	-	40,497,675	-	-
Affiliated dividend income	46,878	-	483,364	74,108	-
Securities lending income, net	177,909	-	507,044	4	-
Foreign withholding tax	-	-	-	-	-
Total investment income	11,398,449	21,610,620	41,488,083	18,326,220	377,304
Expenses:
Unitary management fees	902,015	1,513,091	2,084,949	715,964	38,830
Tax expenses	510	-	-	-	-
Total expenses	902,525	1,513,091	2,084,949	715,964	38,830
Less: Waivers	(1,209)	-	(42,709)	(1,921)	-
Net expenses	901,316	1,513,091	2,042,240	714,043	38,830
Net investment income	10,497,133	20,097,529	39,445,843	17,612,177	338,474
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,764,312	(2,556,537)	(1,614,054)	(4,721,743)	-
Affiliated investment securities	4,125	-	(18,934)	-	-
Unaffiliated in-kind redemptions	1,007,770	855,145	9,683,860	751,707	-
Affiliated in-kind redemptions	-	-	(1,889)	-	-
Short Sales	-	-	-	-	-
Net realized gain (loss)	5,776,207	(1,701,392)	8,048,983	(3,970,036)	-
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,020,651)	67,844,134	(9,213,695)	34,602,110	-
Affiliated investment securities	(4,096)	-	(959,039)	-	-
Change in net unrealized appreciation (depreciation)	(5,024,747)	67,844,134	(10,172,734)	34,602,110	-
Net realized and unrealized gain (loss)	751,460	66,142,742	(2,123,751)	30,632,074	-
Net increase (decrease) in net assets resulting from operations	$11,248,593	$86,240,271	$37,322,092	$48,244,251	$338,474

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.
(b)	Effective February 23, 2026, the Fund’s unitary management fee was reduced from 0.50% to 0.23%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco MSCI Treasury Duration Rotation ETF (TROT)(a)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco U.S. Hybrid Bond ETF (HBRD)(b)

$2,179,514	$474	$67,117,245	$2,616,300	$-	$43,469,475	$20,804,477	$13,028
-	-	-	-	127,869,252	-	-	-
5,431	-	-	-	128,035	929	606,230	13
9,751	-	-	-	895,511	-	-	-
-	-	-	-	(303,378)	-	-	-
2,194,696	474	67,117,245	2,616,300	128,589,420	43,470,404	21,410,707	13,041

105,919	16	4,665,787	188,018	9,822,680	891,179	1,387,919	656
-	-	-	-	-	-	-	-
105,919	16	4,665,787	188,018	9,822,680	891,179	1,387,919	656
(141)	-	-	-	(3,343)	(24)	(15,610)	-
105,778	16	4,665,787	188,018	9,819,337	891,155	1,372,309	656
2,088,918	458	62,451,458	2,428,282	118,770,083	42,579,249	20,038,398	12,385

50,356	9	(26,377,794)	(2,580,500)	(31,639,828)	569,369	(4,201,108)	(1,599)
439	-	-	-	2,917	-	-	-
-	-	(15,208,439)	(760,184)	3,676,954	-	(870,918)	-
-	-	-	-	-	-	-	-
-	-	-	-	(1,730)	-	-	-
50,795	9	(41,586,233)	(3,340,684)	(27,961,687)	569,369	(5,072,026)	(1,599)

832,587	1,454	235,197,897	11,286,424	15,781,428	(309,177)	39,480,872	(80,256)
(462)	-	-	-	(3,314)	-	-	-
832,125	1,454	235,197,897	11,286,424	15,778,114	(309,177)	39,480,872	(80,256)
882,920	1,463	193,611,664	7,945,740	(12,183,573)	260,192	34,408,846	(81,855)
$2,971,838	$1,921	$256,063,122	$10,374,022	$106,586,510	$42,839,441	$54,447,244	$(69,470)

253

Statements of Operations—(continued)
For the six months ended February 28, 2026
(Unaudited)

Invesco Variable Rate Preferred ETF (VRP)
Investment income:
Unaffiliated interest income	$56,235,918
Unaffiliated dividend income	11,477,888
Affiliated dividend income	228,723
Securities lending income, net	735,863
Total investment income	68,678,392
Expenses:
Unitary management fees	5,744,258
Less: Waivers	(5,899)
Net expenses	5,738,359
Net investment income	62,940,033
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,538,319)
Affiliated investment securities	10,239
Net realized gain (loss)	(1,528,080)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,699,572
Affiliated investment securities	(11,498)
Change in net unrealized appreciation	16,688,074
Net realized and unrealized gain	15,159,994
Net increase in net assets resulting from operations	$78,100,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

255

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$10,497,133	$21,422,464	$20,097,529	$24,473,045
Net realized gain (loss)	5,776,207	1,172,212	(1,701,392)	(4,652,732)
Change in net unrealized appreciation (depreciation)	(5,024,747)	419,403	67,844,134	(48,076,897)
Net increase (decrease) in net assets resulting from operations	11,248,593	23,014,079	86,240,271	(28,256,584)
Distributions to Shareholders from:
Distributable earnings	(10,604,859)	(21,483,858)	(19,773,106)	(24,320,519)
Return of capital	-	-	-	-
Total distributions to shareholders	(10,604,859)	(21,483,858)	(19,773,106)	(24,320,519)
Shareholder Transactions:
Proceeds from shares sold	79,729,616	32,437,068	122,902,688	432,621,414
Value of shares repurchased	(33,399,405)	(248,963,615)	(64,216,739)	(45,016,952)
Net increase (decrease) in net assets resulting from share transactions	46,330,211	(216,526,547)	58,685,949	387,604,462
Net increase (decrease) in net assets	46,973,945	(214,996,326)	125,153,114	335,027,359
Net assets:
Beginning of period	351,960,341	566,956,667	976,324,726	641,297,367
End of period	$398,934,286	$351,960,341	$1,101,477,840	$976,324,726
Changes in Shares Outstanding:
Shares sold	4,300,000	1,800,000	5,200,000	18,450,000
Shares repurchased	(1,800,000)	(13,600,000)	(2,650,000)	(1,950,000)
Shares outstanding, beginning of period	19,000,000	30,800,000	42,300,000	25,800,000
Shares outstanding, end of period	21,500,000	19,000,000	44,850,000	42,300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco CEF Income Composite ETF (PCEF)		Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$39,445,843	$43,169,607	$17,612,177	$36,449,372	$338,474	$718,427	$2,088,918	$3,160,375
8,048,983	16,725,926	(3,970,036)	(22,870,267)	-	-	50,795	56,934
(10,172,734)	33,375,075	34,602,110	(34,747,461)	-	-	832,125	1,164,476
37,322,092	93,270,608	48,244,251	(21,168,356)	338,474	718,427	2,971,838	4,381,785

(32,832,681)	(48,609,333)	(18,239,040)	(36,509,420)	(368,691)	(715,582)	(2,133,791)	(3,096,314)
-	(18,539,878)	-	-	-	-	-	-
(32,832,681)	(67,149,211)	(18,239,040)	(36,509,420)	(368,691)	(715,582)	(2,133,791)	(3,096,314)

29,694,631	65,594,065	436,018,820	648,777,317	2,485,083	6,206,597	23,109,346	35,517,801
(56,032,818)	(50,736,490)	(355,679,021)	(460,984,428)	(2,485,285)	(12,410,077)	-	(16,732,953)
(26,338,187)	14,857,575	80,339,799	187,792,889	(202)	(6,203,480)	23,109,346	18,784,848
(21,848,776)	40,978,972	110,345,010	130,115,113	(30,419)	(6,200,635)	23,947,393	20,070,319

839,600,112	798,621,140	960,503,987	830,388,874	31,041,178	37,241,813	87,061,611	66,991,292
$817,751,336	$839,600,112	$1,070,848,997	$960,503,987	$31,010,759	$31,041,178	$111,009,004	$87,061,611

1,480,000	3,440,000	15,570,000	23,020,000	100,000	250,000	950,000	1,500,000
(2,820,000)	(2,690,000)	(12,770,000)	(16,770,000)	(100,000)	(500,000)	-	(700,000)
42,080,000	41,330,000	35,170,000	28,920,000	1,250,000	1,500,000	3,600,000	2,800,000
40,740,000	42,080,000	37,970,000	35,170,000	1,250,000	1,250,000	4,550,000	3,600,000

257

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco MSCI Treasury Duration Rotation ETF (TROT)	Invesco National AMT-Free Municipal Bond ETF (PZA)
	Period Ended February 28, 2026(a)	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$458	$62,451,458	$101,567,335
Net realized gain (loss)	9	(41,586,233)	(72,294,616)
Change in net unrealized appreciation (depreciation)	1,454	235,197,897	(145,650,349)
Net increase (decrease) in net assets resulting from operations	1,921	256,063,122	(116,377,630)
Distributions to Shareholders from:
Distributable earnings	-	(62,249,778)	(101,398,065)
Shareholder Transactions:
Proceeds from shares sold	1,000,025	871,992,497	1,136,725,318
Value of shares repurchased	-	(282,825,758)	(814,869,356)
Net increase (decrease) in net assets resulting from share transactions	1,000,025	589,166,739	321,855,962
Net increase (decrease) in net assets	1,001,946	782,980,083	104,080,267
Net assets:
Beginning of period	-	3,010,865,057	2,906,784,790
End of period	$1,001,946	$3,793,845,140	$3,010,865,057
Changes in Shares Outstanding:
Shares sold	40,001	37,550,000	49,100,000
Shares repurchased	-	(12,200,000)	(35,150,000)
Shares outstanding, beginning of period	-	135,300,000	121,350,000
Shares outstanding, end of period	40,001	160,650,000	135,300,000

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco New York AMT-Free Municipal Bond ETF (PZT)		Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$2,428,282	$4,395,773	$118,770,083	$245,369,435	$42,579,249	$90,111,396	$20,038,398	$40,080,968
(3,340,684)	(2,994,386)	(27,961,687)	(125,876,685)	569,369	894,518	(5,072,026)	(37,551,463)
11,286,424	(7,008,739)	15,778,114	(90,332,190)	(309,177)	(839,350)	39,480,872	14,088,191
10,374,022	(5,607,352)	106,586,510	29,160,560	42,839,441	90,166,564	54,447,244	16,617,696

(2,418,820)	(4,408,533)	(122,912,394)	(244,981,729)	(43,816,035)	(90,317,758)	(19,888,818)	(40,183,069)

-	14,814,600	423,435,017	748,019,719	882,728,471	1,334,097,258	134,140,423	32,807,894
(7,858,646)	(1,072,021)	(290,266,382)	(1,054,555,706)	(630,952,170)	(948,291,599)	(11,011,571)	(296,917,568)
(7,858,646)	13,742,579	133,168,635	(306,535,987)	251,776,301	385,805,659	123,128,852	(264,109,674)
96,556	3,726,694	116,842,751	(522,357,156)	250,799,707	385,654,465	157,687,278	(287,675,047)

131,862,209	128,135,515	3,853,843,548	4,376,200,704	2,193,354,780	1,807,700,315	904,940,232	1,192,615,279
$131,958,765	$131,862,209	$3,970,686,299	$3,853,843,548	$2,444,154,487	$2,193,354,780	$1,062,627,510	$904,940,232

-	650,000	37,100,000	64,400,000	8,350,000	12,630,000	4,900,000	1,200,000
(350,000)	(50,000)	(25,450,000)	(92,400,000)	(5,970,000)	(8,980,000)	(400,000)	(11,100,000)
6,150,000	5,550,000	337,250,000	365,250,000	20,770,001	17,120,001	33,800,000	43,700,000
5,800,000	6,150,000	348,900,000	337,250,000	23,150,001	20,770,001	38,300,000	33,800,000

259

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco U.S. Hybrid Bond ETF (HBRD)	Invesco Variable Rate Preferred ETF (VRP)
	Period Ended February 28, 2026(a)	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$12,385	$62,940,033	$105,711,323
Net realized gain (loss)	(1,599)	(1,528,080)	(3,292,985)
Change in net unrealized appreciation (depreciation)	(80,256)	16,688,074	40,251,751
Net increase (decrease) in net assets resulting from operations	(69,470)	78,100,027	142,670,089
Distributions to Shareholders from:
Distributable earnings	-	(87,275,211)	(113,040,431)
Shareholder Transactions:
Proceeds from shares sold	15,000,025	284,635,996	447,125,586
Value of shares repurchased	-	-	(37,892,152)
Net increase in net assets resulting from share transactions	15,000,025	284,635,996	409,233,434
Net increase in net assets	14,930,555	275,460,812	438,863,092
Net assets:
Beginning of period	-	2,179,491,307	1,740,628,215
End of period	$14,930,555	$2,454,952,119	$2,179,491,307
Changes in Shares Outstanding:
Shares sold	600,001	11,600,000	18,400,000
Shares repurchased	-	-	(1,600,000)
Shares outstanding, beginning of period	-	88,900,000	72,100,000
Shares outstanding, end of period	600,001	100,500,000	88,900,000

(a)	Effective February 23, 2026, the Fund’s unitary management fee was reduced from 0.50% to 0.23%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Financial Highlights
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$18.52	$18.41	$17.45	$17.15	$19.59	$18.90
Net investment income(a)	0.52	1.02	0.92	0.76	0.61	0.68
Net realized and unrealized gain (loss) on investments	0.04	0.12	1.05	0.26	(2.45)	0.71
Total from investment operations	0.56	1.14	1.97	1.02	(1.84)	1.39
Distributions to shareholders from:
Net investment income	(0.52)	(1.03)	(1.01)	(0.72)	(0.60)	(0.70)
Net asset value at end of period	$18.56	$18.52	$18.41	$17.45	$17.15	$19.59
Market price at end of period(b)	$18.56	$18.51	$18.42	$17.46	$17.07	$19.61
Net Asset Value Total Return(c)	3.07%	6.44%	11.63%	6.09%	(9.55)%	7.49%
Market Price Total Return(c)	3.13%	6.32%	11.61%	6.64%	(10.06)%	7.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$398,934	$351,960	$566,957	$544,418	$742,480	$834,635
Ratio to average net assets of:
Expenses	0.49%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.67%(d)	5.56%	5.17%	4.40%	3.29%	3.55%
Portfolio turnover rate(e)	117%	47%	75%	31%	44%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

261

Financial Highlights—(continued)
Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$23.08	$24.86	$24.18	$24.32	$28.03	$27.64
Net investment income(a)	0.45	0.82	0.78	0.67	0.59	0.64
Net realized and unrealized gain (loss) on investments	1.47	(1.78)	0.68	(0.14)	(3.72)	0.40
Total from investment operations	1.92	(0.96)	1.46	0.53	(3.13)	1.04
Distributions to shareholders from:
Net investment income	(0.44)	(0.82)	(0.78)	(0.69)	(0.59)	(0.65)
Transaction fees(a)	-	-	0.00 (b)	0.02	0.01	-
Net asset value at end of period	$24.56	$23.08	$24.86	$24.18	$24.32	$28.03
Market price at end of period(c)	$24.58	$23.12	$24.84	$24.24	$24.23	$28.05
Net Asset Value Total Return(d)	8.35%	(3.95)%	6.14%	2.27%	(11.28)%	3.80%
Market Price Total Return(d)	8.25%	(3.71)%	5.79%	2.91%	(11.66)%	4.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,101,478	$976,325	$641,297	$660,139	$566,657	$520,028
Ratio to average net assets of:
Expenses	0.28%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.72%(e)	3.42%	3.20%	2.78%	2.25%	2.31%
Portfolio turnover rate(f)	11%	5%	4%	5%	3%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Financial Highlights—(continued)
Invesco CEF Income Composite ETF (PCEF)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.95	$19.32	$17.89	$19.64	$24.61	$20.92
Net investment income(a)(b)	0.94	1.03	1.03	1.21	1.11	0.98
Net realized and unrealized gain (loss) on investments	(0.04)	1.20	2.07	(1.17)	(4.48)	4.33
Total from investment operations	0.90	2.23	3.10	0.04	(3.37)	5.31
Distributions to shareholders from:
Net investment income	(0.78)	(1.16)	(1.08)	(1.60)	(1.60)	(1.62)
Return of capital	-	(0.44)	(0.59)	(0.19)	-	-
Total distributions	(0.78)	(1.60)	(1.67)	(1.79)	(1.60)	(1.62)
Net asset value at end of period	$20.07	$19.95	$19.32	$17.89	$19.64	$24.61
Market price at end of period(c)	$20.08	$19.97	$19.30	$17.91	$19.63	$24.64
Net Asset Value Total Return(d)	4.63%	12.23%	18.43%	0.49%	(14.04)%	26.36%
Market Price Total Return(d)	4.58%	12.46%	18.17%	0.65%	(14.18)%	26.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$817,751	$839,600	$798,621	$661,198	$727,859	$955,554
Ratio to average net assets of:
Expenses, after Waivers(e)	0.49%(f)	0.45%	0.50%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	9.46%(f)	5.35%	5.69%	6.62%	5.03%	4.30%
Portfolio turnover rate(g)	10%	22%	24%	30%	21%	25%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

263

Financial Highlights—(continued)
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$27.31	$28.71	$28.19	$30.75	$37.04	$39.21
Net investment income(a)	0.51	1.02	0.93	0.75	0.53	0.41
Net realized and unrealized gain (loss) on investments	0.90	(1.40)	0.56	(2.60)	(6.31)	(2.21)
Total from investment operations	1.41	(0.38)	1.49	(1.85)	(5.78)	(1.80)
Distributions to shareholders from:
Net investment income	(0.52)	(1.02)	(0.97)	(0.71)	(0.51)	(0.37)
Net asset value at end of period	$28.20	$27.31	$28.71	$28.19	$30.75	$37.04
Market price at end of period(b)	$28.21	$27.31	$28.72	$28.22	$30.65	$37.04
Net Asset Value Total Return(c)	5.21%	(1.27)%	5.46%	(6.07)%	(15.71)%	(4.60)%
Market Price Total Return(c)	5.25%	(1.30)%	5.38%	(5.66)%	(15.99)%	(4.43)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,070,849	$960,504	$830,389	$660,324	$524,987	$414,835
Ratio to average net assets of:
Expenses	0.15%(d)	0.15%	0.15%	0.23%	0.25%	0.25%
Net investment income	3.69%(d)	3.70%	3.37%	2.56%	1.57%	1.12%
Portfolio turnover rate(e)	5%	14%	19%	19%	5%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Financial Highlights—(continued)
Invesco Floating Rate Municipal Income ETF (PVI)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.83	$24.83	$24.83	$24.89	$24.88	$24.93
Net investment income (loss)(a)	0.27	0.58	0.72	0.59	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	-	-	-	0.01	(0.01)(b)	0.00 (c)
Total from investment operations	0.27	0.58	0.72	0.60	0.04	(0.05)
Distributions to shareholders from:
Net investment income	(0.29)	(0.58)	(0.72)	(0.66)	(0.03)	(0.00)(c)
Net asset value at end of period	$24.81	$24.83	$24.83	$24.83	$24.89	$24.88
Market price at end of period(d)	$24.81	$24.86	$24.83	$24.86	$24.89	$24.88
Net Asset Value Total Return(e)	1.10%	2.35%	2.94%	2.45%	0.17%	(0.20)%
Market Price Total Return(e)	0.98%	2.48%	2.82%	2.57%	0.17%	(0.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,011	$31,041	$37,242	$39,733	$63,469	$48,518
Ratio to average net assets of:
Expenses	0.25%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.18%(f)	2.35%	2.89%	2.38%	0.22%	(0.19)%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Financial Highlights—(continued)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.18	$23.93	$23.02	$23.50	$27.03	$27.40
Net investment income(a)	0.52	1.02	0.93	0.78	0.57	0.60
Net realized and unrealized gain (loss) on investments	0.23	0.22	0.91	(0.51)	(3.25)	(0.26)
Total from investment operations	0.75	1.24	1.84	0.27	(2.68)	0.34
Distributions to shareholders from:
Net investment income	(0.53)	(0.99)	(0.93)	(0.75)	(0.56)	(0.61)
Net realized gains	-	-	-	-	(0.29)	(0.10)
Total distributions	(0.53)	(0.99)	(0.93)	(0.75)	(0.85)	(0.71)
Net asset value at end of period	$24.40	$24.18	$23.93	$23.02	$23.50	$27.03
Market price at end of period(b)	$24.40	$24.17	$23.99	$23.01	$23.43	$27.04
Net Asset Value Total Return(c)	3.13%	5.34%	8.20%	1.20%	(10.10)%	1.25%
Market Price Total Return(c)	3.17%	5.02%	8.52%	1.46%	(10.39)%	1.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$111,009	$87,062	$66,991	$44,891	$29,369	$52,706
Ratio to average net assets of:
Expenses	0.22%(d)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	4.34%(d)	4.27%	3.99%	3.38%	2.23%	2.21%
Portfolio turnover rate(e)	11%	29%	23%	20%	30%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Financial Highlights—(continued)
Invesco MSCI Treasury Duration Rotation ETF (TROT)
For the Period February 23, 2026(a) Through February 28, 2026, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.01
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.05
Net asset value at end of period	$25.05
Market price at end of period(c)	$25.06
Net Asset Value Total Return(d)	0.20%(e)
Market Price Total Return(d)	0.24%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,002
Ratio to average net assets of:
Expenses	0.15%(f)
Net investment income	4.18%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25, 2026, the first day of trading on the exchange) to February 28, 2026 was 0.28%. The market price total return from Fund Inception to February 28, 2026 was 0.28%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Financial Highlights—(continued)
Invesco National AMT-Free Municipal Bond ETF (PZA)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$22.25	$23.95	$23.08	$23.30	$27.19	$26.74
Net investment income(a)	0.43	0.79	0.75	0.67	0.62	0.63
Net realized and unrealized gain (loss) on investments	1.37	(1.70)	0.86	(0.22)	(3.90)	0.46
Total from investment operations	1.80	(0.91)	1.61	0.45	(3.28)	1.09
Distributions to shareholders from:
Net investment income	(0.43)	(0.79)	(0.74)	(0.68)	(0.61)	(0.64)
Transaction fees(a)	-	-	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value at end of period	$23.62	$22.25	$23.95	$23.08	$23.30	$27.19
Market price at end of period(c)	$23.60	$22.20	$23.85	$23.06	$23.26	$27.21
Net Asset Value Total Return(d)	8.13%	(3.87)%	7.11%	2.00%	(12.21)%	4.11%
Market Price Total Return(d)	8.28%	(3.68)%	6.75%	2.08%	(12.42)%	4.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,793,845	$3,010,865	$2,906,785	$2,310,067	$1,983,926	$2,470,368
Ratio to average net assets of:
Expenses	0.28%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.75%(e)	3.42%	3.17%	2.89%	2.42%	2.32%
Portfolio turnover rate(f)	12%	6%	4%	3%	4%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Financial Highlights—(continued)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.44	$23.09	$22.20	$22.36	$26.31	$25.67
Net investment income(a)	0.40	0.74	0.67	0.62	0.58	0.61
Net realized and unrealized gain (loss) on investments	1.31	(1.65)	0.89	(0.14)	(3.83)	0.66
Total from investment operations	1.71	(0.91)	1.56	0.48	(3.25)	1.27
Distributions to shareholders from:
Net investment income	(0.40)	(0.74)	(0.67)	(0.64)	(0.58)	(0.63)
Net realized gains	-	-	-	-	(0.12)	-
Total distributions	(0.40)	(0.74)	(0.67)	(0.64)	(0.70)	(0.63)
Net asset value at end of period	$22.75	$21.44	$23.09	$22.20	$22.36	$26.31
Market price at end of period(b)	$22.69	$21.42	$23.10	$22.14	$22.36	$26.29
Net Asset Value Total Return(c)	8.03%	(4.02)%	7.14%	2.15%	(12.55)%	5.00%
Market Price Total Return(c)	7.84%	(4.15)%	7.48%	1.88%	(12.49)%	4.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$131,959	$131,862	$128,136	$88,785	$115,139	$121,015
Ratio to average net assets of:
Expenses	0.28%(d)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.62%(d)	3.30%	2.98%	2.78%	2.37%	2.35%
Portfolio turnover rate(e)	41%	20%	6%	10%	6%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Financial Highlights—(continued)
Invesco Preferred ETF (PGX)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$11.43	$11.98	$11.21	$12.37	$15.11	$14.86
Net investment income(a)	0.34	0.68	0.66	0.70	0.69	0.73
Net realized and unrealized gain (loss) on investments	(0.04)	(0.55)	0.81	(1.13)	(2.74)	0.26
Total from investment operations	0.30	0.13	1.47	(0.43)	(2.05)	0.99
Distributions to shareholders from:
Net investment income	(0.35)	(0.68)	(0.70)	(0.73)	(0.69)	(0.74)
Net asset value at end of period	$11.38	$11.43	$11.98	$11.21	$12.37	$15.11
Market price at end of period(b)	$11.40	$11.44	$11.99	$11.20	$12.37	$15.12
Net Asset Value Total Return(c)	2.69%	1.15%	13.65%	(3.48)%	(13.85)%	6.81%
Market Price Total Return(c)	2.78%	1.16%	13.85%	(3.56)%	(13.91)%	6.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,970,686	$3,853,844	$4,376,201	$4,584,677	$5,427,617	$7,459,245
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%(e)	0.50%(e)
Net investment income	6.05%(d)	5.84%	5.79%	5.98%	5.01%(e)	4.89%(e)
Portfolio turnover rate(f)	3%	8%	7%	15%	11%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Financial Highlights—(continued)
Invesco Short Term Treasury ETF (TBLL)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$105.60	$105.59	$105.44	$105.48	$105.67	$105.77
Net investment income(a)	2.00	4.57	5.39	4.29	0.50	0.09
Net realized and unrealized gain (loss) on investments	0.02	0.03	0.21	(0.18)	(0.33)	(0.06)
Total from investment operations	2.02	4.60	5.60	4.11	0.17	0.03
Distributions to shareholders from:
Net investment income	(2.04)	(4.59)	(5.45)	(4.15)	(0.34)	(0.09)
Net realized gains	-	-	-	-	(0.02)	(0.04)
Total distributions	(2.04)	(4.59)	(5.45)	(4.15)	(0.36)	(0.13)
Net asset value at end of period	$105.58	$105.60	$105.59	$105.44	$105.48	$105.67
Market price at end of period(b)	$105.58	$105.61	$105.61	$105.51	$105.51	$105.68
Net Asset Value Total Return(c)	1.93%	4.44%	5.46%	3.98%	0.15%	0.03%
Market Price Total Return(c)	1.92%	4.43%	5.42%	4.03%	0.18%	0.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,444,154	$2,193,355	$1,807,700	$1,410,817	$824,862	$667,805
Ratio to average net assets of:
Expenses	0.08%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	3.82%(d)	4.33%	5.11%	4.08%	0.48%	0.09%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Financial Highlights—(continued)
Invesco Taxable Municipal Bond ETF (BAB)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.77	$27.29	$26.12	$27.27	$33.55	$33.40
Net investment income(a)	0.55	1.06	1.01	0.95	0.85	0.85
Net realized and unrealized gain (loss) on investments	0.96	(0.51)	1.18	(1.15)	(6.28)	0.16
Total from investment operations	1.51	0.55	2.19	(0.20)	(5.43)	1.01
Distributions to shareholders from:
Net investment income	(0.54)	(1.07)	(1.02)	(0.95)	(0.86)	(0.86)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.01	-
Net asset value at end of period	$27.74	$26.77	$27.29	$26.12	$27.27	$33.55
Market price at end of period(c)	$27.72	$26.76	$27.33	$26.12	$27.24	$33.46
Net Asset Value Total Return(d)	5.71%	2.11%	8.64%	(0.70)%	(16.38)%	3.08%
Market Price Total Return(d)	5.67%	1.94%	8.80%	(0.59)%	(16.23)%	2.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,062,628	$904,940	$1,192,615	$1,516,551	$1,836,666	$2,365,476
Ratio to average net assets of:
Expenses	0.28%(e)	0.28%	0.28%	0.28%	0.28%	0.28%(f)
Net investment income	4.04%(e)	3.96%	3.85%	3.61%	2.78%	2.58%(f)
Portfolio turnover rate(g)	6%	6%	4%	4%	3%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Financial Highlights—(continued)
Invesco U.S. Hybrid Bond ETF (HBRD)
For the Period February 23, 2026(a) Through February 28, 2026, 2026 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments	(0.14)
Total from investment operations	(0.12)
Net asset value at end of period	$24.88
Market price at end of period(c)	$25.02
Net Asset Value Total Return(d)	(0.48)%(e)
Market Price Total Return(d)	0.08%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,931
Ratio to average net assets of:
Expenses	0.40%(f)
Net investment income	7.55%(f)
Portfolio turnover rate(g)	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25, 2026, the first day of trading on the exchange) to February 28, 2026 was (0.32)%. The market price total return from Fund Inception to February 28, 2026 was (0.20)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Financial Highlights—(continued)
Invesco Variable Rate Preferred ETF (VRP)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.52	$24.14	$22.60	$22.90	$26.30	$24.96
Net investment income(a)	0.67	1.31	1.30	1.20	1.03	1.07
Net realized and unrealized gain (loss) on investments	0.16	0.47	1.71	(0.18)	(3.26)	1.38
Total from investment operations	0.83	1.78	3.01	1.02	(2.23)	2.45
Distributions to shareholders from:
Net investment income	(0.92)	(1.40)	(1.47)	(1.32)	(1.17)	(1.11)
Net asset value at end of period	$24.43	$24.52	$24.14	$22.60	$22.90	$26.30
Market price at end of period(b)	$24.45	$24.54	$24.20	$22.59	$22.86	$26.38
Net Asset Value Total Return(c)	3.44%	7.62%	13.79%	4.68%	(8.63)%	10.00%
Market Price Total Return(c)	3.45%	7.42%	14.11%	4.83%	(9.06)%	10.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,454,952	$2,179,491	$1,740,628	$1,491,283	$1,891,209	$1,930,424
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.48%(d)	5.39%	5.58%	5.32%	4.21%	4.14%
Portfolio turnover rate(e)	8%	20%	16%	14%	9%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)(a)	"Bloomberg Enhanced Fallen Angels ETF"
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"
Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	"Equal Weight 0-30 Year Treasury ETF"
Invesco Floating Rate Municipal Income ETF (PVI)	"Floating Rate Municipal Income ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco MSCI Treasury Duration Rotation ETF (TROT)	"MSCI Treasury Duration Rotation ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"
Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"
Invesco Short Term Treasury ETF (TBLL)	"Short Term Treasury ETF"
Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco U.S. Hybrid Bond ETF (HBRD)	"U.S. Hybrid Bond ETF"
Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco Fundamental High Yield® Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Floating Rate Municipal Income ETF and Short Term Treasury ETF) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each of these Funds reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of Floating Rate Municipal Income ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Creation Units of Short Term Treasury ETF are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though the Fund also reserves the right to issue Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.
CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

275

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Enhanced Fallen Angels ETF	Bloomberg U.S. High Yield Enhanced Fallen Angels Index
California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Maturity US Treasury Index
Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
MSCI Treasury Duration Rotation ETF	MSCI U.S. Treasury Duration Rotation Select Bond Index
National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index
Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index
U.S. Hybrid Bond ETF	ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index
Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures

276

(“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

277

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

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and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by those Funds as listed below:
Amount
CEF Income Composite ETF	$34,933
Preferred ETF	69,598
Variable Rate Preferred ETF	14,349

K.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the

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performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Closed-End Fund Risk. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively

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low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.
Hybrid Securities Risk. U.S. Hybrid Bond ETF may invest in hybrid securities. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
Subordinated debt is a type of hybrid instrument, whereby payments on such securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may

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have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mortgage-Backed and Asset-Backed Securities Risk. For CEF Income Composite ETF, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.
Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. California AMT-Free Municipal Bond ETF, MSCI Treasury Duration Rotation ETF, New York AMT-Free Municipal Bond ETF, U.S. Hybrid Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk,

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interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.
Portfolio Turnover Risk. Bloomberg Enhanced Fallen Angels ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Enhanced Fallen Angels ETF(a)	0.23%
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Equal Weight 0-30 Year Treasury ETF	0.15%
Floating Rate Municipal Income ETF	0.25%
Fundamental Investment Grade Corporate Bond ETF	0.22%
MSCI Treasury Duration Rotation ETF	0.15%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Short Term Treasury ETF	0.08%
Taxable Municipal Bond ETF	0.28%
U.S. Hybrid Bond ETF	0.40%
Variable Rate Preferred ETF	0.50%

(a)	Effective February 23, 2026, the Fund’s unitary management fee was reduced from 0.50% to 0.23%.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Enhanced Fallen Angels ETF	$1,209
California AMT-Free Municipal Bond ETF	-
CEF Income Composite ETF	42,709
Equal Weight 0-30 Year Treasury ETF	1,921
Floating Rate Municipal Income ETF	-
Fundamental Investment Grade Corporate Bond ETF	141
MSCI Treasury Duration Rotation ETF(a)	-
National AMT-Free Municipal Bond ETF	-
New York AMT-Free Municipal Bond ETF	-
Preferred ETF	3,343
Short Term Treasury ETF	24
Taxable Municipal Bond ETF	15,610
U.S. Hybrid Bond ETF(a)	-
Variable Rate Preferred ETF	5,899

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.
For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Enhanced Fallen Angels ETF	Bloomberg Index Services Limited
California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
CEF Income Composite ETF	S-Network Global Indexes, LLC
Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.
Floating Rate Municipal Income ETF	ICE Data Indices, LLC
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
MSCI Treasury Duration Rotation ETF	MSCI, Inc.
National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
Preferred ETF	ICE Data Indices, LLC
Short Term Treasury ETF	ICE Data Indices, LLC
Taxable Municipal Bond ETF	ICE Data Indices, LLC
U.S. Hybrid Bond ETF	ICE Data Indices, LLC
Variable Rate Preferred ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:
CEF Income Composite ETF	$3,202
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended February 28, 2026, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
California AMT-Free Municipal Bond ETF	$41,511,119	$40,398,917	$(874,465)
National AMT-Free Municipal Bond ETF	64,553,544	65,789,776	(2,701,260)
New York AMT-Free Municipal Bond ETF	11,890,106	14,682,499	(743,164)
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026, for each Fund (except for Bloomberg Enhanced Fallen Angels ETF, California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and U.S. Hybrid Bond ETF). As of February 28, 2026, all of the securities in Bloomberg Enhanced Fallen Angels ETF, California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and U.S. Hybrid Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$817,600,036	$-	$-	$817,600,036
Money Market Funds	-	34,289,151	-	34,289,151
Total Investments	$817,600,036	$34,289,151	$-	$851,889,187
Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,069,599,899	$-	$1,069,599,899
Money Market Funds	54,807,338	-	-	54,807,338
Total Investments	$54,807,338	$1,069,599,899	$-	$1,124,407,237
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$109,765,340	$-	$109,765,340
Money Market Funds	299,031	13,893,495	-	14,192,526
Total Investments	$299,031	$123,658,835	$-	$123,957,866
MSCI Treasury Duration Rotation ETF
Investments in Securities
U.S. Treasury Securities	$-	$992,936	$-	$992,936
Money Market Funds	79	-	-	79
Total Investments	$79	$992,936	$-	$993,015
Preferred ETF
Investments in Securities
Preferred Stocks	$3,959,412,740	$-	$-	$3,959,412,740
Money Market Funds	-	58,568,727	-	58,568,727
Total Investments	$3,959,412,740	$58,568,727	$-	$4,017,981,467
Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,419,921,516	$-	$2,419,921,516
Money Market Funds	126,157	-	-	126,157
Total Investments	$126,157	$2,419,921,516	$-	$2,420,047,673
Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,033,491,539	$-	$1,033,491,539
Money Market Funds	15,801,374	-	-	15,801,374
Total Investments	$15,801,374	$1,033,491,539	$-	$1,049,292,913

286

	Level 1	Level 2	Level 3	Total
Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,109,476,818	$-	$2,109,476,818
Preferred Stocks	318,251,845	-	-	318,251,845
Money Market Funds	35,901	206,784,299	-	206,820,200
Total Investments	$318,287,746	$2,316,261,117	$-	$2,634,548,863
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds then in existence had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Enhanced Fallen Angels ETF	$17,587,849	$57,619,642	$75,207,491
California AMT-Free Municipal Bond ETF	76,914	3,037,180	3,114,094
CEF Income Composite ETF	17,337,909	73,612,680	90,950,589
Equal Weight 0-30 Year Treasury ETF	1,754,599	8,977,745	10,732,344
Floating Rate Municipal Income ETF	-	-	-
Fundamental Investment Grade Corporate Bond ETF	137,152	935,872	1,073,024
National AMT-Free Municipal Bond ETF	10,229,468	24,737,926	34,967,394
New York AMT-Free Municipal Bond ETF	311,852	3,210,769	3,522,621
Preferred ETF	46,061,721	607,162,689	653,224,410
Short Term Treasury ETF	-	-	-
Taxable Municipal Bond ETF	3,714,048	20,197,252	23,911,300
Variable Rate Preferred ETF	16,706,722	99,107,059	115,813,781

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Enhanced Fallen Angels ETF	$430,332,505	$424,935,275
California AMT-Free Municipal Bond ETF	117,443,438	120,614,560
CEF Income Composite ETF	93,937,502	81,532,247
Equal Weight 0-30 Year Treasury ETF	-	-
Floating Rate Municipal Income ETF	-	-
Fundamental Investment Grade Corporate Bond ETF	55,093,430	10,467,660
MSCI Treasury Duration Rotation ETF(a)	-	-
National AMT-Free Municipal Bond ETF	394,876,605	444,824,293
New York AMT-Free Municipal Bond ETF	54,694,090	54,048,356
Preferred ETF	115,154,344	107,924,745
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	71,786,447	61,238,661
U.S. Hybrid Bond ETF(a)	15,054,420	284,558
Variable Rate Preferred ETF	171,795,488	180,792,384

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.

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For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Equal Weight 0-30 Year Treasury ETF	$54,817,246	$47,030,057
MSCI Treasury Duration Rotation ETF(a)	1,015,378	23,922
Short Term Treasury ETF	-	-

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Enhanced Fallen Angels ETF	$76,433,386	$31,245,616
California AMT-Free Municipal Bond ETF	122,082,496	63,528,916
CEF Income Composite ETF	29,472,416	55,347,932
Equal Weight 0-30 Year Treasury ETF	406,278,853	339,064,941
Floating Rate Municipal Income ETF	-	-
Fundamental Investment Grade Corporate Bond ETF	22,722,786	-
MSCI Treasury Duration Rotation ETF(a)	-	-
National AMT-Free Municipal Bond ETF	875,192,010	274,236,299
New York AMT-Free Municipal Bond ETF	-	7,751,947
Preferred ETF	409,453,314	288,568,597
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	131,441,027	11,112,010
U.S. Hybrid Bond ETF(a)	-	-
Variable Rate Preferred ETF	270,841,262	-

(a)	For the period February 23, 2026 (commencement of investment operations) through February 28, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg Enhanced Fallen Angels ETF	$904,558	$(2,064,056)	$(1,159,498)	$480,330,332
California AMT-Free Municipal Bond ETF	30,192,297	(12,666,601)	17,525,696	1,058,166,272
CEF Income Composite ETF	82,711,300	(38,591,527)	44,119,773	807,769,414
Equal Weight 0-30 Year Treasury ETF	1,378,100	(88,345,246)	(86,967,146)	1,211,374,383
Floating Rate Municipal Income ETF	-	-	-	30,935,000
Fundamental Investment Grade Corporate Bond ETF	1,812,079	(305,682)	1,506,397	122,451,469
MSCI Treasury Duration Rotation ETF	1,454	-	1,454	991,561
National AMT-Free Municipal Bond ETF	63,210,298	(61,818,644)	1,391,654	3,690,976,118
New York AMT-Free Municipal Bond ETF	1,964,768	(2,806,553)	(841,785)	129,021,605
Preferred ETF	9,370,886	(804,059,902)	(794,689,016)	4,812,670,483
Short Term Treasury ETF	796,312	(79,239)	717,073	2,419,330,600
Taxable Municipal Bond ETF	10,936,592	(78,852,840)	(67,916,248)	1,117,209,161
U.S. Hybrid Bond ETF	3,170	(83,426)	(80,256)	14,768,135
Variable Rate Preferred ETF	49,844,278	(48,056,633)	1,787,645	2,632,761,218
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee

288

are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

289

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco QQQ Equal Weight ETF, Invesco MSCI Treasury Duration Rotation ETF and Invesco U.S. Hybrid Bond ETF (each a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Invesco Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco QQQ Equal Weight ETF	Lower than median (57)	Higher than median (17)	Lower than median (147)	Lower than median (2)
Invesco MSCI Treasury Duration Rotation ETF	Higher than median (33)	Higher than median (13)	Lower than median (6)	Lower than median (1)
Invesco U.S. Hybrid Bond ETF	Lower than median (7)	N/A*	Lower than median (21)	Lower than median (1)

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

290

Approval of Investment Advisory Contracts—(continued)
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

292

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIA-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
RSPE	Invesco ESG S&P 500 Equal Weight ETF
KLMN	Invesco MSCI North America Climate ETF
PBUS	Invesco MSCI USA ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
QVMT	Invesco S&P 500 Concentrated QVM ETF (formerly, Invesco S&P 500® Enhanced Value ETF)
SPHB	Invesco S&P 500® High Beta ETF
DIVG	Invesco S&P 500 High Dividend Growers ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMO	Invesco S&P 500® Momentum ETF
QVML	Invesco S&P 500 QVM Multi-factor ETF
QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF
GRPZ	Invesco S&P SmallCap 600® GARP ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-3.59%
Alphabet, Inc., Class A	430	$134,057
Alphabet, Inc., Class C	345	107,443
AT&T, Inc.	10,163	284,666
News Corp., Class A	6,905	167,722
News Corp., Class B(b)	2,272	60,844
Omnicom Group, Inc.	3,200	272,928
Paramount Skydance Corp.(b)	16,817	227,198
Take-Two Interactive Software, Inc.(c)	1,005	212,537
Walt Disney Co. (The)	2,273	241,029
		1,708,424
Consumer Discretionary-11.79%
Aptiv PLC(c)	3,158	232,239
Best Buy Co., Inc.	3,345	207,290
Carnival Corp.	9,423	297,296
D.R. Horton, Inc.	1,596	255,982
Deckers Outdoor Corp.(c)	2,462	288,719
eBay, Inc.	2,996	272,217
Expedia Group, Inc.	903	194,768
General Motors Co.	3,070	241,640
Hasbro, Inc.	3,016	300,364
Hilton Worldwide Holdings, Inc.	914	284,967
Lowe’s Cos., Inc.	1,006	266,157
Marriott International, Inc., Class A	863	294,913
NIKE, Inc., Class B	3,767	234,232
Norwegian Cruise Line Holdings Ltd.(c)	12,882	319,345
Ralph Lauren Corp.	692	250,919
Royal Caribbean Cruises Ltd.	950	295,412
Starbucks Corp.	2,955	289,649
Tractor Supply Co.	4,685	242,870
Ulta Beauty, Inc.(c)	411	281,449
Williams-Sonoma, Inc.	1,322	271,869
Yum! Brands, Inc.	1,720	289,235
		5,611,532
Consumer Staples-7.50%
Campbell’s Co. (The)	8,799	237,133
Colgate-Palmolive Co.	3,185	315,761
Estee Lauder Cos., Inc. (The), Class A	2,312	253,094
General Mills, Inc.	5,422	245,237
Hershey Co. (The)	1,376	325,121
Kenvue, Inc.	14,314	273,684
Keurig Dr Pepper, Inc.	8,392	254,110
Kraft Heinz Co. (The)	10,182	250,579
McCormick & Co., Inc.	3,855	273,859
Mondelez International, Inc., Class A	4,596	283,022
PepsiCo, Inc.	1,655	280,920
Target Corp.	2,619	298,016
Walmart, Inc.	2,190	280,210
		3,570,746
Financials-14.80%
Aflac, Inc.	2,314	261,320
Allstate Corp. (The)	1,230	263,860
American Express Co.	660	203,874
American International Group, Inc.	3,056	245,978
Aon PLC, Class A	729	244,558
Assurant, Inc.	1,110	254,845
	Shares	Value
Financials-(continued)
Bank of America Corp.	4,582	$228,321
Bank of New York Mellon Corp. (The)	2,092	249,157
Cboe Global Markets, Inc.	995	298,221
Fidelity National Information Services, Inc.	3,719	189,520
Fifth Third Bancorp	5,213	257,887
Hartford Insurance Group, Inc. (The)	1,902	267,859
Huntington Bancshares, Inc.	14,116	237,149
Intercontinental Exchange, Inc.	1,545	253,581
M&T Bank Corp.	1,211	262,763
Mastercard, Inc., Class A	459	237,399
MetLife, Inc.	3,106	223,850
Moody’s Corp.	517	246,914
Morgan Stanley	1,377	229,284
MSCI, Inc.	461	263,614
Nasdaq, Inc.	2,693	235,853
Northern Trust Corp.	1,801	257,705
PayPal Holdings, Inc.	4,048	187,058
Principal Financial Group, Inc.	2,746	262,023
Prudential Financial, Inc.	2,162	212,698
Regions Financial Corp.	9,051	251,889
S&P Global, Inc.	505	223,149
State Street Corp.	1,921	247,079
Visa, Inc., Class A	760	243,306
		7,040,714
Health Care-13.35%
Abbott Laboratories	2,022	235,260
AbbVie, Inc.	1,101	255,520
Agilent Technologies, Inc.	1,726	209,502
Baxter International, Inc.	13,574	276,503
Becton, Dickinson and Co.	1,556	274,603
Biogen, Inc.(c)	1,395	267,589
Boston Scientific Corp.(c)	2,675	205,574
Cardinal Health, Inc.	1,249	286,308
Centene Corp.(c)	6,412	287,771
Charles River Laboratories International, Inc.(c)	1,272	227,039
Cigna Group (The)	944	273,590
CVS Health Corp.	3,138	250,726
Danaher Corp.	1,075	226,438
DaVita, Inc.(c)	2,086	326,042
Edwards Lifesciences Corp.(c)	2,954	255,432
Elevance Health, Inc.	727	232,640
Gilead Sciences, Inc.	2,040	303,858
Humana, Inc.	965	183,871
Medtronic PLC	2,461	240,341
Merck & Co., Inc.	2,537	314,131
Moderna, Inc.(b)(c)	8,532	457,059
Quest Diagnostics, Inc.	1,380	292,436
Regeneron Pharmaceuticals, Inc.	342	267,331
Waters Corp.(c)	626	199,932
		6,349,496
Industrials-17.31%
Broadridge Financial Solutions, Inc.	1,092	202,970
Carrier Global Corp.	4,641	298,880
Caterpillar, Inc.	402	298,618
CSX Corp.	6,684	285,340
Cummins, Inc.	471	275,003
Deere & Co.	528	332,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Dover Corp.	1,266	$285,483
Emerson Electric Co.	1,807	272,405
Hubbell, Inc.	552	282,420
Illinois Tool Works, Inc.	977	283,946
Ingersoll Rand, Inc.	3,058	287,880
J.B. Hunt Transport Services, Inc.	1,250	291,762
Johnson Controls International PLC	2,138	308,513
Lennox International, Inc.	490	279,271
Norfolk Southern Corp.	841	264,696
Otis Worldwide Corp.	2,823	261,297
PACCAR, Inc.	2,181	275,002
Pentair PLC	2,354	233,493
Republic Services, Inc.	1,193	273,197
Rockwell Automation, Inc.	602	245,285
Southwest Airlines Co.	6,217	306,249
Stanley Black & Decker, Inc.	3,265	282,390
Trane Technologies PLC	619	286,176
Union Pacific Corp.	1,051	278,494
United Rentals, Inc.	304	255,360
Veralto Corp.	2,535	246,985
Verisk Analytics, Inc.	1,154	239,536
W.W. Grainger, Inc.	248	283,893
Waste Management, Inc.	1,184	285,155
Xylem, Inc.	1,787	231,524
		8,233,710
Information Technology-14.71%
Accenture PLC, Class A	910	189,935
Adobe, Inc.(c)	721	189,198
Advanced Micro Devices, Inc.(c)	1,119	224,035
Akamai Technologies, Inc.(c)	2,866	281,986
Autodesk, Inc.(c)	825	202,843
Cisco Systems, Inc.	3,087	245,293
Corning, Inc.	2,629	395,349
Fortinet, Inc.(c)	3,040	240,251
Gen Digital, Inc.	9,007	203,288
Hewlett Packard Enterprise Co.	9,810	210,621
HP, Inc.	9,721	184,602
Intel Corp.(c)	6,075	277,081
International Business Machines Corp.	793	190,487
Jabil, Inc.	1,077	285,394
Keysight Technologies, Inc.(c)	1,164	357,732
KLA Corp.	201	306,435
Lam Research Corp.	1,471	344,052
Micron Technology, Inc.	940	387,628
Microsoft Corp.	518	203,439
NetApp, Inc.	2,077	205,685
NVIDIA Corp.	1,347	238,675
ON Semiconductor Corp.(c)	4,497	298,961
Palo Alto Networks, Inc.(c)	1,283	191,064
QUALCOMM, Inc.	1,359	193,467
Salesforce, Inc.	937	182,518
ServiceNow, Inc.(c)	1,450	156,614
TE Connectivity PLC (Switzerland)	1,016	233,832
Western Digital Corp.	1,361	380,672
		7,001,137
Materials-6.04%
Air Products and Chemicals, Inc.	1,047	288,626
Ball Corp.	5,185	348,069
Dow, Inc.	10,071	309,482
	Shares	Value
Materials-(continued)
Ecolab, Inc.	961	$296,324
Freeport-McMoRan, Inc.	5,332	363,003
Linde PLC	630	320,090
LyondellBasell Industries N.V., Class A	5,476	314,980
Mosaic Co. (The)	10,436	290,538
Newmont Corp.	2,624	341,120
		2,872,232
Real Estate-7.35%
Alexandria Real Estate Equities, Inc.	5,334	288,249
BXP, Inc.	3,524	202,912
CBRE Group, Inc., Class A(c)	1,581	233,451
Digital Realty Trust, Inc.	1,553	275,192
Equinix, Inc.	338	329,300
Equity Residential	4,082	258,023
Federal Realty Investment Trust	2,539	276,167
Healthpeak Properties, Inc.	14,905	263,520
Host Hotels & Resorts, Inc.	13,904	272,379
Kimco Realty Corp.	12,358	291,031
Prologis, Inc.	1,909	272,167
Welltower, Inc.	1,296	268,428
Weyerhaeuser Co.	10,763	264,016
		3,494,835
Utilities-3.45%
American Water Works Co., Inc.	1,924	261,722
CenterPoint Energy, Inc.	6,612	287,622
Eversource Energy	3,668	279,538
Exelon Corp.	5,726	283,265
NRG Energy, Inc.	1,473	263,608
Sempra	2,780	267,631
		1,643,386
Total Common Stocks & Other Equity Interests (Cost $42,853,302)		47,526,212
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $13,638)	13,638	13,638
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $42,866,940)		47,539,850
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 3.64%(d)(e)(f)	11,231	11,231
Invesco Private Prime Fund, 3.81%(d)(e)(f)	29,164	29,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,404)		40,404
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $42,907,344)		47,580,254
OTHER ASSETS LESS LIABILITIES-(0.00)%		(2,043)
NET ASSETS-100.00%		$47,578,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$682,839	$(669,201)	$-	$-	$13,638	$502
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	763,317	4,270,846	(5,022,932)	-	-	11,231	6,241 *
Invesco Private Prime Fund	1,980,489	7,574,426	(9,525,722)	(48)	28	29,173	16,540 *
Total	$2,743,806	$12,528,111	$(15,217,855)	$(48)	$28	$54,042	$23,283

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI North America Climate ETF (KLMN)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-10.42%
Alphabet, Inc., Class A	123,445	$38,485,213
Alphabet, Inc., Class C	87,389	27,215,556
AT&T, Inc.	173,775	4,867,438
Comcast Corp., Class A	105,548	3,267,766
Meta Platforms, Inc., Class A	43,246	28,031,192
Netflix, Inc.(b)	86,994	8,372,303
Omnicom Group, Inc.	17,265	1,472,531
Roblox Corp., Class A(b)	14,755	1,013,078
Rogers Communications, Inc., Class B (Canada)	32,238	1,286,825
Take-Two Interactive Software, Inc.(b)	6,811	1,440,390
T-Mobile US, Inc.	12,815	2,782,008
Verizon Communications, Inc.	102,375	5,133,083
Walt Disney Co. (The)	40,035	4,245,312
Warner Bros. Discovery, Inc.(b)	59,021	1,662,622
		129,275,317
Consumer Discretionary-9.39%
Airbnb, Inc., Class A(b)	12,316	1,664,015
Amazon.com, Inc.(b)	188,539	39,593,190
AutoZone, Inc.(b)	469	1,761,367
Booking Holdings, Inc.	726	3,077,768
Chipotle Mexican Grill, Inc.(b)	42,233	1,571,912
DoorDash, Inc., Class A(b)	9,713	1,714,053
eBay, Inc.	15,575	1,415,144
Flutter Entertainment PLC (Ireland)(b)(c)	5,890	625,165
Ford Motor Co.	127,793	1,800,603
General Motors Co.	26,607	2,094,237
Hilton Worldwide Holdings, Inc.	8,532	2,660,107
Home Depot, Inc. (The)	21,741	8,277,234
Lowe’s Cos., Inc.	12,509	3,309,506
Marriott International, Inc., Class A	7,437	2,541,446
McDonald’s Corp.	16,506	5,629,536
MercadoLibre, Inc. (Brazil)(b)	1,127	1,980,793
NIKE, Inc., Class B	29,979	1,864,094
O’Reilly Automotive, Inc.(b)	21,778	2,044,519
Royal Caribbean Cruises Ltd.	6,341	1,971,797
Starbucks Corp.	27,076	2,653,990
Tesla, Inc.(b)	55,701	22,420,210
TJX Cos., Inc. (The)	25,384	4,103,577
Yum! Brands, Inc.	10,598	1,782,160
		116,556,423
Consumer Staples-4.88%
Coca-Cola Co. (The)	97,424	7,945,901
Colgate-Palmolive Co.	29,504	2,925,027
Costco Wholesale Corp.	8,987	9,083,970
General Mills, Inc.	41,645	1,883,603
Keurig Dr Pepper, Inc.	55,899	1,692,622
Kimberly-Clark Corp.	13,787	1,536,423
Kraft Heinz Co. (The)	68,230	1,679,140
Loblaw Cos. Ltd. (Canada)	35,784	1,658,734
Mondelez International, Inc., Class A	42,498	2,617,027
PepsiCo, Inc.	33,551	5,694,947
Procter & Gamble Co. (The)	52,039	8,700,921
Sysco Corp.	20,953	1,910,076
	Shares	Value
Consumer Staples-(continued)
Target Corp.	13,975	$1,590,215
Walmart, Inc.	91,540	11,712,543
		60,631,149
Energy-4.59%
Baker Hughes Co., Class A	34,134	2,227,585
Cameco Corp. (Canada)	15,641	1,850,749
Cheniere Energy, Inc.	6,740	1,588,820
Chevron Corp.	42,314	7,902,563
ConocoPhillips	37,969	4,307,963
Coterra Energy, Inc.	56,697	1,734,361
Devon Energy Corp.	47,352	2,061,233
Diamondback Energy, Inc.	13,975	2,432,768
Enbridge, Inc. (Canada)	59,812	3,178,191
EOG Resources, Inc.	20,892	2,592,279
Exxon Mobil Corp.	90,925	13,866,063
Kinder Morgan, Inc.	58,560	1,948,291
Occidental Petroleum Corp.	39,068	2,073,729
ONEOK, Inc.	24,940	2,064,284
SLB Ltd.	53,920	2,768,253
TC Energy Corp. (Canada)	29,334	1,885,196
Williams Cos., Inc. (The)	33,494	2,502,672
		56,985,000
Financials-12.84%
Aflac, Inc.	15,433	1,742,849
Allstate Corp. (The)	7,679	1,647,299
American Express Co.	13,535	4,180,961
Aon PLC, Class A	6,439	2,160,091
Apollo Global Management, Inc.	12,633	1,321,412
Arthur J. Gallagher & Co.	7,233	1,650,571
Bank of America Corp.	146,520	7,301,092
Bank of Montreal (Canada)	19,600	2,821,187
Bank of New York Mellon Corp. (The)	21,859	2,603,407
Bank of Nova Scotia (The) (Canada)	37,028	2,809,442
BlackRock, Inc.	3,424	3,640,499
Blackstone, Inc., Class A	18,037	2,044,855
Block, Inc., Class A(b)	18,161	1,156,856
Brookfield Corp. (Canada)	61,588	2,701,319
Canadian Imperial Bank of Commerce (Canada)	26,474	2,674,673
Capital One Financial Corp.	15,969	3,124,175
Charles Schwab Corp. (The)	38,375	3,653,300
Chubb Ltd.	9,780	3,333,611
Citigroup, Inc.	41,802	4,606,162
CME Group, Inc., Class A	9,932	3,173,274
Coinbase Global, Inc., Class A(b)(c)	4,701	826,671
Fiserv, Inc.(b)	27,839	1,734,091
Goldman Sachs Group, Inc. (The)	6,868	5,903,527
Intercontinental Exchange, Inc.	15,068	2,473,111
JPMorgan Chase & Co.	55,251	16,591,875
KKR & Co., Inc., Class A	15,916	1,395,515
Manulife Financial Corp. (Canada)	54,957	1,957,152
Marsh & McLennan Cos., Inc.	15,836	2,957,215
Mastercard, Inc., Class A	18,246	9,437,014
MetLife, Inc.	18,411	1,326,881
Moody’s Corp.	5,126	2,448,126
Morgan Stanley	27,246	4,536,731
Nasdaq, Inc.	23,160	2,028,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
National Bank of Canada (Canada)	16,035	$2,238,210
PayPal Holdings, Inc.	25,800	1,192,218
PNC Financial Services Group, Inc. (The)	10,326	2,192,726
Progressive Corp. (The)	13,682	2,923,296
Robinhood Markets, Inc., Class A(b)	16,834	1,276,859
Royal Bank of Canada (Canada)	32,996	5,517,760
S&P Global, Inc.	7,924	3,501,457
Toronto-Dominion Bank (The) (Canada)	41,410	4,034,579
Travelers Cos., Inc. (The)	6,655	2,053,999
Truist Financial Corp.	40,160	1,980,290
U.S. Bancorp	39,312	2,148,794
Visa, Inc., Class A	35,640	11,409,789
Wells Fargo & Co.	65,986	5,374,560
Willis Towers Watson PLC	5,193	1,584,748
		159,392,582
Health Care-9.84%
Abbott Laboratories	39,612	4,608,856
AbbVie, Inc.	36,738	8,526,155
Agilent Technologies, Inc.	10,233	1,242,082
Alnylam Pharmaceuticals, Inc.(b)	3,134	1,043,371
Amgen, Inc.	12,491	4,848,507
Becton, Dickinson and Co.	10,386	1,832,921
Boston Scientific Corp.(b)	38,353	2,947,428
Bristol-Myers Squibb Co.	52,854	3,296,504
Cardinal Health, Inc.	8,056	1,846,677
Cencora, Inc.	6,217	2,313,594
Cigna Group (The)	6,610	1,915,710
CVS Health Corp.	29,346	2,344,745
Danaher Corp.	14,273	3,006,465
Edwards Lifesciences Corp.(b)	16,838	1,455,982
Elevance Health, Inc.	6,045	1,934,400
Eli Lilly and Co.	15,986	16,817,112
GE HealthCare Technologies, Inc.	16,272	1,371,241
Gilead Sciences, Inc.	28,653	4,267,864
HCA Healthcare, Inc.	3,743	1,982,667
Intuitive Surgical, Inc.(b)	7,588	3,820,634
IQVIA Holdings, Inc.(b)	6,464	1,155,828
Johnson & Johnson	52,432	13,025,682
McKesson Corp.	3,127	3,087,506
Medtronic PLC	33,181	3,240,457
Merck & Co., Inc.	56,487	6,994,220
Pfizer, Inc.	142,269	3,933,738
Regeneron Pharmaceuticals, Inc.	2,550	1,993,259
Stryker Corp.	7,692	2,980,342
Thermo Fisher Scientific, Inc.	8,610	4,486,757
UnitedHealth Group, Inc.	18,601	5,455,115
Veeva Systems, Inc., Class A(b)	4,686	852,899
Vertex Pharmaceuticals, Inc.(b)	5,990	2,976,012
Waters Corp.(b)	1,456	465,017
		122,069,747
Industrials-9.21%
3M Co.	14,338	2,370,358
AECOM	12,008	1,176,544
AMETEK, Inc.	9,114	2,180,251
Automatic Data Processing, Inc.	10,895	2,335,452
Axon Enterprise, Inc.(b)	2,458	1,333,219
Broadridge Financial Solutions, Inc.	7,255	1,348,487
Canadian National Railway Co. (Canada)	18,671	2,095,516
	Shares	Value
Industrials-(continued)
Canadian Pacific Kansas City Ltd. (Canada)(c)	28,318	$2,479,966
Carrier Global Corp.	26,486	1,705,698
Caterpillar, Inc.	10,398	7,723,946
Cintas Corp.	9,871	1,985,354
CSX Corp.	54,142	2,311,322
Cummins, Inc.	5,101	2,978,321
Deere & Co.	6,381	4,018,180
Dover Corp.	10,467	2,360,309
Eaton Corp. PLC	10,373	3,899,418
Element Fleet Management Corp. (Canada)	61,554	1,466,356
Emerson Electric Co.	17,606	2,654,105
GE Vernova, Inc.	5,940	5,189,184
General Electric Co.	23,455	8,027,708
HEICO Corp., Class A	7,191	1,726,631
Howmet Aerospace, Inc.	12,102	3,177,138
Ingersoll Rand, Inc.	21,533	2,027,117
Jacobs Solutions, Inc.	8,659	1,193,730
Johnson Controls International PLC	19,662	2,837,227
Norfolk Southern Corp.	6,578	2,070,360
Otis Worldwide Corp.	19,958	1,847,313
PACCAR, Inc.	20,217	2,549,162
Parker-Hannifin Corp.	4,473	4,514,062
Quanta Services, Inc.	4,314	2,429,127
Republic Services, Inc.	8,980	2,056,420
Stantec, Inc. (Canada)	13,495	1,249,711
Thomson Reuters Corp. (Canada)	9,413	906,412
Trane Technologies PLC	6,432	2,973,642
TransDigm Group, Inc.	1,898	2,472,695
Uber Technologies, Inc.(b)	42,824	3,229,786
Union Pacific Corp.	14,206	3,764,306
United Parcel Service, Inc., Class B	16,068	1,863,245
United Rentals, Inc.	1,756	1,475,040
Verisk Analytics, Inc.	8,240	1,710,377
Vertiv Holdings Co., Class A	9,547	2,433,435
Waste Management, Inc.	12,016	2,893,933
WSP Global, Inc. (Canada)	9,502	1,609,874
Xylem, Inc.	12,824	1,661,477
		114,311,914
Information Technology-31.91%
Accenture PLC, Class A	14,584	3,043,972
Adobe, Inc.(b)	9,500	2,492,895
Advanced Micro Devices, Inc.(b)	33,608	6,728,658
Amphenol Corp., Class A	30,116	4,398,743
Analog Devices, Inc.	12,490	4,443,817
Apple, Inc.	290,914	76,853,661
Applied Materials, Inc.	20,459	7,616,886
AppLovin Corp., Class A(b)	4,920	2,139,068
Arista Networks, Inc.(b)	27,293	3,643,616
Autodesk, Inc.(b)	6,618	1,627,168
Broadcom, Inc.	88,351	28,232,562
Cadence Design Systems, Inc.(b)	6,617	1,994,364
Celestica, Inc. (Canada)(b)	3,549	985,658
CGI, Inc., Class A (Canada)	17,606	1,287,806
Cisco Systems, Inc.	90,508	7,191,766
Cloudflare, Inc., Class A(b)	8,131	1,400,077
Cognizant Technology Solutions Corp., Class A	20,872	1,344,783
Constellation Software, Inc. (Canada)	739	1,365,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Corning, Inc.	26,285	$3,952,738
CrowdStrike Holdings, Inc., Class A(b)	5,562	2,068,953
Datadog, Inc., Class A(b)	8,047	900,942
Dell Technologies, Inc., Class C	9,291	1,375,811
Fortinet, Inc.(b)	19,363	1,530,258
HP, Inc.	44,844	851,588
Intel Corp.(b)	95,271	4,345,310
International Business Machines Corp.	19,158	4,601,943
Intuit, Inc.	6,065	2,480,767
Keysight Technologies, Inc.(b)	7,867	2,417,765
KLA Corp.	3,322	5,064,555
Lam Research Corp.	31,978	7,479,334
Marvell Technology, Inc.	21,903	1,789,256
Micron Technology, Inc.	23,418	9,656,881
Microsoft Corp.	138,923	54,560,619
Motorola Solutions, Inc.	4,558	2,198,141
NVIDIA Corp.	476,572	84,443,793
NXP Semiconductors N.V. (Netherlands)	8,105	1,839,916
Oracle Corp.	35,006	5,089,872
Palantir Technologies, Inc., Class A(b)	45,705	6,270,269
Palo Alto Networks, Inc.(b)	15,920	2,370,806
PTC, Inc.(b)	8,448	1,322,872
QUALCOMM, Inc.	24,896	3,544,195
Salesforce, Inc.	21,707	4,228,307
Seagate Technology Holdings PLC	6,379	2,601,611
ServiceNow, Inc.(b)	24,193	2,613,086
Shopify, Inc., Class A (Canada)(b)	26,262	3,170,850
Snowflake, Inc., Class A(b)	7,615	1,282,442
Strategy, Inc., Class A(b)(c)	5,970	773,115
Super Micro Computer, Inc.(b)(c)	16,782	543,569
Synopsys, Inc.(b)	4,988	2,065,032
TE Connectivity PLC (Switzerland)	11,590	2,667,439
Texas Instruments, Inc.	19,858	4,212,080
Trimble, Inc.(b)	17,459	1,167,483
Western Digital Corp.	10,120	2,830,564
Workday, Inc., Class A(b)	6,723	899,268
		396,002,746
Materials-3.20%
Agnico Eagle Mines Ltd. (Canada)	19,455	4,887,536
Amcor PLC(c)	36,113	1,748,953
Corteva, Inc.	26,565	2,128,388
CRH PLC	15,566	1,867,609
DuPont de Nemours, Inc.	35,713	1,787,079
Ecolab, Inc.	9,440	2,910,824
Franco-Nevada Corp. (Canada)	9,375	2,620,614
Freeport-McMoRan, Inc.	49,746	3,386,708
Linde PLC	10,967	5,572,113
Newmont Corp.	31,772	4,130,360
PPG Industries, Inc.	18,561	2,288,014
Sherwin-Williams Co. (The)	5,974	2,166,113
Wheaton Precious Metals Corp. (Canada)	26,115	4,256,026
		39,750,337
	Shares	Value
Real Estate-2.53%
American Tower Corp.	14,092	$2,703,691
AvalonBay Communities, Inc.	10,744	1,904,159
CBRE Group, Inc., Class A(b)	9,868	1,457,109
Digital Realty Trust, Inc.	10,664	1,889,661
Equinix, Inc.	2,736	2,665,575
Equity Residential	29,760	1,881,130
Healthpeak Properties, Inc.	80,478	1,422,851
Iron Mountain, Inc.	12,087	1,309,385
Kimco Realty Corp.	88,106	2,074,896
Prologis, Inc.	25,201	3,592,907
Regency Centers Corp.	27,424	2,166,496
Simon Property Group, Inc.	11,704	2,385,860
Ventas, Inc.	22,592	1,946,527
Welltower, Inc.	19,269	3,990,995
		31,391,242
Utilities-1.04%
Consolidated Edison, Inc.	20,696	2,328,714
Constellation Energy Corp.	6,743	2,224,381
Exelon Corp.	43,713	2,162,482
NextEra Energy, Inc.	44,550	4,177,453
Sempra	20,848	2,007,037
		12,900,067
Total Common Stocks & Other Equity Interests (Cost $1,168,263,239)		1,239,266,524
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $648,802)	648,802	648,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,168,912,041)		1,239,915,326
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.55%
Invesco Private Government Fund, 3.64%(d)(e)(f)	1,095,080	1,095,080
Invesco Private Prime Fund, 3.81%(d)(e)(f)	5,686,653	5,688,359
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,783,439)		6,783,439
TOTAL INVESTMENTS IN SECURITIES-100.45% (Cost $1,175,695,480)		1,246,698,765
OTHER ASSETS LESS LIABILITIES-(0.45)%		(5,592,817)
NET ASSETS-100.00%		$1,241,105,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,548	$22,212,906	$(21,820,652)	$-	$-	$648,802	$17,748
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,327,669	78,319,261	(82,551,850)	-	-	1,095,080	86,176 *
Invesco Private Prime Fund	15,301,303	161,586,581	(171,199,603)	(1,076)	1,154	5,688,359	235,546 *
Total	$20,885,520	$262,118,748	$(275,572,105)	$(1,076)	$1,154	$7,432,241	$339,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-10.65%
Alphabet, Inc., Class A	994,348	$309,997,933
Alphabet, Inc., Class C	831,440	258,935,359
AST SpaceMobile, Inc.(b)	38,436	3,043,747
AT&T, Inc.	1,211,280	33,927,953
Charter Communications, Inc., Class A(b)(c)	14,372	3,372,102
Comcast Corp., Class A	620,970	19,225,231
EchoStar Corp., Class A(b)(c)	23,984	2,770,872
Electronic Arts, Inc.	40,476	8,118,271
Fox Corp., Class A	35,777	2,015,676
Fox Corp., Class B	26,145	1,352,481
Liberty Media Corp.-Liberty Formula One(b)(c)	36,211	3,316,566
Live Nation Entertainment, Inc.(b)(c)	27,571	4,470,362
Meta Platforms, Inc., Class A	372,168	241,231,854
Netflix, Inc.(b)	724,005	69,678,241
News Corp., Class A	64,042	1,555,580
Omnicom Group, Inc.	54,500	4,648,305
Pinterest, Inc., Class A(b)(c)	102,257	1,751,662
Reddit, Inc., Class A(b)(c)	17,204	2,508,515
Roblox Corp., Class A(b)	100,698	6,913,925
Snap, Inc., Class A(b)(c)	183,450	955,775
Take-Two Interactive Software, Inc.(b)	31,471	6,655,487
T-Mobile US, Inc.	86,226	18,718,802
Trade Desk, Inc. (The), Class A(b)	75,908	1,808,129
Verizon Communications, Inc.	718,401	36,020,626
Walt Disney Co. (The)	305,029	32,345,275
Warner Bros. Discovery, Inc.(b)	400,667	11,286,789
		1,086,625,518
Consumer Discretionary-9.93%
Airbnb, Inc., Class A(b)	73,151	9,883,432
Amazon.com, Inc.(b)	1,643,845	345,207,450
Aptiv PLC(b)	37,137	2,731,055
AutoZone, Inc.(b)	2,831	10,632,047
Best Buy Co., Inc.	33,972	2,105,245
Booking Holdings, Inc.	5,519	23,396,973
Burlington Stores, Inc.(b)	10,715	3,288,112
Carnival Corp.	190,144	5,999,043
Carvana Co.(b)(c)	23,008	7,688,353
Chipotle Mexican Grill, Inc.(b)	228,560	8,507,003
D.R. Horton, Inc.	44,910	7,203,115
Darden Restaurants, Inc.(c)	19,864	4,247,916
Deckers Outdoor Corp.(b)	25,311	2,968,221
Dick’s Sporting Goods, Inc.(c)	11,250	2,290,838
Domino’s Pizza, Inc.	5,458	2,196,900
DoorDash, Inc., Class A(b)	65,954	11,638,902
DraftKings, Inc., Class A(b)	76,109	1,814,439
eBay, Inc.	77,882	7,076,359
Expedia Group, Inc.	20,191	4,354,997
Flutter Entertainment PLC (Ireland)(b)(c)	28,445	3,019,152
Ford Motor Co.	666,061	9,384,799
Garmin Ltd.	27,839	7,038,534
General Motors Co.	159,386	12,545,272
Genuine Parts Co.	23,698	2,826,223
Hilton Worldwide Holdings, Inc.	39,713	12,381,719
Home Depot, Inc. (The)	170,090	64,756,665
	Shares	Value
Consumer Discretionary-(continued)
Hyatt Hotels Corp., Class A	7,243	$1,169,745
Las Vegas Sands Corp.	52,615	2,984,323
Lennar Corp., Class A	35,020	4,004,887
Lowe’s Cos., Inc.	95,569	25,284,690
lululemon athletica, Inc.(b)	18,379	3,403,239
Marriott International, Inc., Class A	38,972	13,317,902
McDonald’s Corp.	121,474	41,429,922
MercadoLibre, Inc. (Brazil)(b)	7,775	13,665,184
NIKE, Inc., Class B	202,659	12,601,337
NVR, Inc.(b)	460	3,458,183
O’Reilly Automotive, Inc.(b)	144,619	13,576,832
PulteGroup, Inc.	33,572	4,606,078
Rivian Automotive, Inc., Class A(b)(c)	133,897	2,052,641
Ross Stores, Inc.	55,459	11,404,589
Royal Caribbean Cruises Ltd.	44,022	13,689,081
Starbucks Corp.	193,627	18,979,319
Tapestry, Inc.	34,966	5,436,164
Tesla, Inc.(b)	483,003	194,413,538
TJX Cos., Inc. (The)	189,619	30,653,808
Tractor Supply Co.	90,324	4,682,396
Ulta Beauty, Inc.(b)	7,678	5,257,818
Williams-Sonoma, Inc.	20,872	4,292,327
Yum! Brands, Inc.	47,284	7,951,277
		1,013,498,044
Consumer Staples-5.34%
Altria Group, Inc.	286,255	19,763,045
Archer-Daniels-Midland Co.(c)	81,837	5,650,027
Bunge Global S.A.	23,864	2,879,192
Casey’s General Stores, Inc.	6,333	4,341,841
Church & Dwight Co., Inc.	41,506	4,352,319
Clorox Co. (The)	20,869	2,653,702
Coca-Cola Co. (The)	698,211	56,946,089
Colgate-Palmolive Co.	130,829	12,970,387
Constellation Brands, Inc., Class A	25,384	4,007,118
Costco Wholesale Corp.	75,838	76,656,292
Dollar General Corp.	37,546	5,866,187
Dollar Tree, Inc.(b)	32,957	4,168,401
Estee Lauder Cos., Inc. (The), Class A	42,006	4,598,397
General Mills, Inc.	90,928	4,112,673
Hershey Co. (The)	25,271	5,971,032
Hormel Foods Corp.	51,498	1,318,349
Kenvue, Inc.	326,991	6,252,068
Keurig Dr Pepper, Inc.(c)	219,888	6,658,209
Kimberly-Clark Corp.	56,467	6,292,683
Kraft Heinz Co. (The)	151,359	3,724,945
Kroger Co. (The)	102,720	7,009,613
McCormick & Co., Inc.	43,185	3,067,862
Mondelez International, Inc., Class A	220,486	13,577,528
Monster Beverage Corp.(b)	124,779	10,643,649
PepsiCo, Inc.	233,619	39,654,489
Philip Morris International, Inc.	265,962	49,689,680
Procter & Gamble Co. (The)	398,808	66,680,698
Sysco Corp.	81,496	7,429,175
Target Corp.	77,429	8,810,646
Tyson Foods, Inc., Class A	48,717	3,166,118
Walmart, Inc.	748,966	95,830,200
		544,742,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-3.50%
Baker Hughes Co., Class A	168,018	$10,964,855
Cheniere Energy, Inc.	36,774	8,668,735
Chevron Corp.	326,822	61,037,277
ConocoPhillips	211,131	23,954,923
Coterra Energy, Inc.	130,015	3,977,159
Devon Energy Corp.	102,794	4,474,623
Diamondback Energy, Inc.	32,115	5,590,579
EOG Resources, Inc.	92,986	11,537,703
EQT Corp.	106,319	6,530,113
Expand Energy Corp.	40,554	4,376,588
Exxon Mobil Corp.	720,531	109,880,977
Halliburton Co.	145,378	5,233,608
Kinder Morgan, Inc.	340,844	11,339,880
Marathon Petroleum Corp.	51,763	10,259,944
Occidental Petroleum Corp.	125,827	6,678,897
ONEOK, Inc.	107,310	8,882,049
Phillips 66	68,804	10,618,521
SLB Ltd.	254,474	13,064,695
Targa Resources Corp.	36,690	8,651,502
Texas Pacific Land Corp.	10,075	5,282,222
Valero Energy Corp.(c)	52,113	10,664,404
Williams Cos., Inc. (The)	208,075	15,547,364
		357,216,618
Financials-12.24%
Affirm Holdings, Inc.(b)	46,088	2,165,214
Aflac, Inc.	85,071	9,607,068
Allstate Corp. (The)	44,839	9,618,862
American Express Co.(c)	94,156	29,084,788
American International Group, Inc.	92,190	7,420,373
Ameriprise Financial, Inc.	15,721	7,390,757
Annaly Capital Management, Inc.	116,700	2,712,108
Aon PLC, Class A	34,887	11,703,542
Apollo Global Management, Inc.(c)	74,243	7,765,818
Arch Capital Group Ltd.(b)	61,957	6,204,994
Ares Management Corp., Class A	36,819	4,124,096
Arthur J. Gallagher & Co.	43,735	9,980,327
Bank of America Corp.	1,170,683	58,335,134
Bank of New York Mellon Corp. (The)	117,590	14,004,969
Berkshire Hathaway, Inc., Class B(b)	234,825	118,574,884
BlackRock, Inc.	25,183	26,775,321
Blackstone, Inc., Class A	125,611	14,240,519
Block, Inc., Class A(b)	93,610	5,962,957
Brown & Brown, Inc.(c)	49,384	3,546,759
Capital One Financial Corp.	109,012	21,327,108
Carlyle Group, Inc. (The)(c)	40,026	2,080,952
Cboe Global Markets, Inc.	17,821	5,341,310
Charles Schwab Corp. (The)	288,421	27,457,679
Chubb Ltd.	63,879	21,773,796
Cincinnati Financial Corp.	26,737	4,384,333
Citigroup, Inc.	305,708	33,685,965
Citizens Financial Group, Inc.	73,546	4,426,734
CME Group, Inc., Class A	61,450	19,633,275
Coinbase Global, Inc., Class A(b)(c)	37,120	6,527,552
Corebridge Financial, Inc.	48,806	1,261,147
Corpay, Inc.(b)	11,420	3,712,642
Equitable Holdings, Inc.	50,982	2,050,496
Erie Indemnity Co., Class A(c)	4,292	1,156,436
Everest Group Ltd.	7,174	2,406,805
Fidelity National Financial, Inc.	44,038	2,328,729
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	89,005	$4,535,695
Fifth Third Bancorp	153,509	7,594,090
First Citizens BancShares, Inc., Class A	1,465	2,780,790
Fiserv, Inc.(b)	92,568	5,766,061
Global Payments, Inc.	41,331	3,160,168
Goldman Sachs Group, Inc. (The)	51,245	44,048,665
Hartford Insurance Group, Inc. (The)	47,917	6,748,151
Huntington Bancshares, Inc.	346,487	5,820,982
Interactive Brokers Group, Inc., Class A	75,835	5,398,694
Intercontinental Exchange, Inc.	97,590	16,017,447
Jack Henry & Associates, Inc.	12,393	2,013,367
JPMorgan Chase & Co.	465,117	139,674,635
KeyCorp	158,773	3,292,952
KKR & Co., Inc., Class A	106,249	9,315,912
Loews Corp.	30,049	3,305,991
LPL Financial Holdings, Inc.	13,672	4,106,795
M&T Bank Corp.	26,692	5,791,630
Markel Group, Inc.(b)	2,155	4,466,173
Marsh & McLennan Cos., Inc.	83,845	15,657,215
Mastercard, Inc., Class A	144,664	74,821,667
MetLife, Inc.	96,344	6,943,512
Moody’s Corp.	27,433	13,101,726
Morgan Stanley	202,512	33,720,273
MSCI, Inc.	12,838	7,341,154
Nasdaq, Inc.	78,237	6,851,996
Northern Trust Corp.	32,633	4,669,456
PayPal Holdings, Inc.	151,869	7,017,866
Pinnacle Financial Partners, Inc.	25,226	2,289,512
PNC Financial Services Group, Inc. (The)	66,634	14,149,730
Principal Financial Group, Inc.	38,010	3,626,914
Progressive Corp. (The)	99,858	21,335,660
Prudential Financial, Inc.	59,991	5,901,915
Raymond James Financial, Inc.(c)	32,332	4,949,383
Regions Financial Corp.	151,984	4,229,715
Robinhood Markets, Inc., Class A(b)	128,093	9,715,854
Rocket Cos., Inc., Class A	156,529	2,847,263
S&P Global, Inc.	52,958	23,401,081
SoFi Technologies, Inc.(b)(c)	215,904	3,834,455
State Street Corp.	48,357	6,219,677
Synchrony Financial	61,538	4,252,891
T. Rowe Price Group, Inc.(c)	37,478	3,546,543
Toast, Inc., Class A(b)	78,231	2,136,489
Tradeweb Markets, Inc., Class A	19,888	2,451,295
Travelers Cos., Inc. (The)	38,422	11,858,566
Truist Financial Corp.	219,700	10,833,407
U.S. Bancorp	265,106	14,490,694
Visa, Inc., Class A	288,025	92,208,324
W.R. Berkley Corp.(c)	42,204	3,026,027
Wells Fargo & Co.	536,334	43,684,404
Willis Towers Watson PLC	16,595	5,064,296
		1,248,790,607
Health Care-9.89%
Abbott Laboratories	296,541	34,502,545
AbbVie, Inc.	301,969	70,080,966
Agilent Technologies, Inc.	48,323	5,865,446
Alnylam Pharmaceuticals, Inc.(b)	22,302	7,424,782
Amgen, Inc.	91,789	35,628,818
Becton, Dickinson and Co.	48,868	8,624,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	25,009	$4,797,226
Boston Scientific Corp.(b)	252,403	19,397,171
Bristol-Myers Squibb Co.	346,908	21,636,652
Cardinal Health, Inc.	40,456	9,273,729
Cencora, Inc.	31,421	11,693,011
Centene Corp.(b)	83,696	3,756,276
Cigna Group (The)	45,436	13,168,262
Cooper Cos., Inc. (The)(b)	33,835	2,830,974
CVS Health Corp.	216,157	17,270,944
Danaher Corp.	108,616	22,878,874
Dexcom, Inc.(b)	66,852	4,908,942
Edwards Lifesciences Corp.(b)	100,013	8,648,124
Elevance Health, Inc.	37,971	12,150,720
Eli Lilly and Co.	137,296	144,434,019
GE HealthCare Technologies, Inc.	77,806	6,556,712
Gilead Sciences, Inc.	211,362	31,482,370
HCA Healthcare, Inc.	27,292	14,456,572
Hologic, Inc.(b)	37,949	2,859,837
Humana, Inc.(c)	20,553	3,916,169
IDEXX Laboratories, Inc.(b)	13,672	8,978,813
Illumina, Inc.(b)	26,245	3,528,903
Incyte Corp.(b)	28,250	2,860,878
Insmed, Inc.(b)	36,024	5,379,464
Insulet Corp.(b)	11,997	2,958,580
Intuitive Surgical, Inc.(b)	60,568	30,496,594
IQVIA Holdings, Inc.(b)	28,950	5,176,550
Johnson & Johnson	411,644	102,264,719
Labcorp Holdings, Inc.	14,212	4,108,973
McKesson Corp.	21,166	20,898,673
Medtronic PLC	218,524	21,341,054
Merck & Co., Inc.	424,070	52,508,347
Mettler-Toledo International, Inc.(b)	3,490	4,769,748
Natera, Inc.(b)	22,181	4,614,535
Neurocrine Biosciences, Inc.(b)	16,879	2,232,248
Pfizer, Inc.	968,755	26,786,076
Quest Diagnostics, Inc.(c)	19,081	4,043,455
Regeneron Pharmaceuticals, Inc.	17,748	13,873,079
ResMed, Inc.	24,892	6,378,824
Revolution Medicines, Inc.(b)	24,772	2,527,239
Royalty Pharma PLC, Class A	69,946	3,232,205
Solventum Corp.(b)	26,595	1,973,349
STERIS PLC	16,758	4,228,881
Stryker Corp.	58,609	22,708,643
Thermo Fisher Scientific, Inc.	64,318	33,516,753
United Therapeutics Corp.(b)	6,989	3,521,757
UnitedHealth Group, Inc.	154,769	45,389,105
Universal Health Services, Inc., Class B	9,557	1,969,698
Veeva Systems, Inc., Class A(b)	26,595	4,840,556
Vertex Pharmaceuticals, Inc.(b)	43,350	21,537,580
Waters Corp.(b)	16,825	5,373,568
West Pharmaceutical Services, Inc.	12,261	3,118,463
Zimmer Biomet Holdings, Inc.	33,711	3,318,511
Zoetis, Inc.	75,475	9,894,772
		1,008,593,959
Industrials-9.61%
3M Co.	90,791	15,009,568
AECOM	22,540	2,208,469
Allegion PLC	14,690	2,367,293
AMETEK, Inc.	39,301	9,401,585
	Shares	Value
Industrials-(continued)
Automatic Data Processing, Inc.	68,972	$14,784,838
Axon Enterprise, Inc.(b)	12,726	6,902,582
Bloom Energy Corp., Class A(b)	37,928	5,904,252
Boeing Co. (The)(b)	133,793	30,441,921
Broadridge Financial Solutions, Inc.	19,934	3,705,133
Builders FirstSource, Inc.(b)	18,859	1,966,805
C.H. Robinson Worldwide, Inc.	20,173	3,737,048
Carlisle Cos., Inc.(c)	7,315	2,887,743
Carrier Global Corp.	130,500	8,404,200
Caterpillar, Inc.	79,957	59,394,458
Cintas Corp.	61,677	12,405,095
CNH Industrial N.V.(c)	149,204	1,835,209
Comfort Systems USA, Inc.	6,013	8,594,802
Copart, Inc.(b)	156,695	5,968,513
CSX Corp.	317,569	13,557,021
Cummins, Inc.	23,471	13,704,013
Curtiss-Wright Corp.	6,300	4,412,079
Deere & Co.	43,807	27,585,706
Delta Air Lines, Inc.	27,773	1,824,686
Dover Corp.	23,357	5,267,003
Eaton Corp. PLC	66,355	24,944,172
EMCOR Group, Inc.	7,665	5,554,212
Emerson Electric Co.	95,913	14,458,885
Equifax, Inc.	21,034	4,395,265
Expeditors International of Washington, Inc.	23,111	3,351,788
Fastenal Co.	195,531	9,002,247
FedEx Corp.	38,252	14,803,524
Ferguson Enterprises, Inc.	33,342	8,694,260
Fortive Corp.	57,609	3,410,453
FTAI Aviation Ltd.	17,525	5,359,145
GE Vernova, Inc.	46,358	40,498,349
General Dynamics Corp.	39,229	14,006,714
General Electric Co.	180,222	61,682,782
Graco, Inc.	28,199	2,648,450
HEICO Corp.(c)	7,540	2,408,728
HEICO Corp., Class A(c)	12,929	3,104,382
Honeywell International, Inc.	108,206	26,357,900
Howmet Aerospace, Inc.	65,252	17,130,608
Hubbell, Inc.	9,062	4,636,391
IDEX Corp.	12,850	2,691,689
Illinois Tool Works, Inc.	47,177	13,711,052
Ingersoll Rand, Inc.	67,775	6,380,338
J.B. Hunt Transport Services, Inc.	13,225	3,086,847
Jacobs Solutions, Inc.	20,425	2,815,790
Johnson Controls International PLC	104,576	15,090,317
L3Harris Technologies, Inc.	31,928	11,639,033
Leidos Holdings, Inc.	20,690	3,622,819
Lennox International, Inc.	5,374	3,062,858
Lockheed Martin Corp.	35,582	23,415,803
Masco Corp.	35,674	2,554,972
Nordson Corp.	9,061	2,658,860
Norfolk Southern Corp.	38,292	12,052,024
Northrop Grumman Corp.	23,164	16,779,538
Old Dominion Freight Line, Inc.	32,286	6,555,672
Otis Worldwide Corp.	66,908	6,193,004
PACCAR, Inc.	89,479	11,282,407
Parker-Hannifin Corp.	21,533	21,730,673
Paychex, Inc.(c)	55,229	5,172,196
Pentair PLC	27,892	2,766,607
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Quanta Services, Inc.	25,427	$14,317,435
Republic Services, Inc.	37,275	8,535,975
Rocket Lab Corp.(b)	82,138	5,675,736
Rockwell Automation, Inc.	19,188	7,818,151
Rollins, Inc.(c)	49,592	3,019,657
RTX Corp.	229,080	46,416,190
Snap-on, Inc.	8,965	3,453,497
SS&C Technologies Holdings, Inc.	37,492	2,822,773
Textron, Inc.	30,379	2,996,888
Trane Technologies PLC	37,966	17,552,441
TransDigm Group, Inc.	9,622	12,535,445
TransUnion	33,137	2,602,911
Uber Technologies, Inc.(b)	337,539	25,457,191
Union Pacific Corp.	101,063	26,779,674
United Airlines Holdings, Inc.(b)	13,834	1,470,554
United Parcel Service, Inc., Class B	125,428	14,544,631
United Rentals, Inc.(c)	10,987	9,229,080
Veralto Corp.	42,300	4,121,289
Verisk Analytics, Inc.	23,807	4,941,619
Vertiv Holdings Co., Class A	61,867	15,769,280
W.W. Grainger, Inc.	7,634	8,738,869
Wabtec Corp.	29,116	7,685,168
Waste Connections, Inc.	43,921	7,560,122
Waste Management, Inc.	68,578	16,516,326
Watsco, Inc.(c)	5,947	2,481,862
Xylem, Inc.	41,471	5,372,983
		980,396,523
Information Technology-32.26%
Accenture PLC, Class A	105,129	21,942,525
Adobe, Inc.(b)	71,326	18,716,656
Advanced Micro Devices, Inc.(b)	278,162	55,690,814
Amphenol Corp., Class A	209,138	30,546,696
Analog Devices, Inc.	83,837	29,828,366
Apple, Inc.	2,511,239	663,419,119
Applied Materials, Inc.	135,718	50,527,811
AppLovin Corp., Class A(b)	39,337	17,102,547
Arista Networks, Inc.(b)	182,884	24,415,014
Astera Labs, Inc.(b)	22,633	2,689,479
Atlassian Corp., Class A(b)	28,302	2,126,329
Autodesk, Inc.(b)	36,308	8,927,048
Broadcom, Inc.	769,574	245,917,372
Cadence Design Systems, Inc.(b)	46,405	13,986,467
CDW Corp.	22,299	2,734,749
Ciena Corp.(b)	24,041	8,383,097
Cisco Systems, Inc.	675,071	53,641,142
Cloudflare, Inc., Class A(b)	53,981	9,294,988
Cognizant Technology Solutions Corp., Class A	83,219	5,361,800
Coherent Corp.(b)	26,620	6,892,717
CoreWeave, Inc., Class A(b)(c)	40,082	3,188,924
Corning, Inc.	138,706	20,858,608
Credo Technology Group Holding Ltd.(b)	27,776	3,118,412
CrowdStrike Holdings, Inc., Class A(b)	43,073	16,022,295
Datadog, Inc., Class A(b)	52,302	5,855,732
Dell Technologies, Inc., Class C	54,199	8,025,788
Entegris, Inc.(c)	25,879	3,427,674
F5, Inc.(b)	9,741	2,643,318
Fair Isaac Corp.(b)	4,051	5,709,317
First Solar, Inc.(b)	17,350	3,421,420
	Shares	Value
Information Technology-(continued)
Flex Ltd.(b)	63,682	$4,013,240
Fortinet, Inc.(b)	107,999	8,535,161
Gartner, Inc.(b)	12,928	2,032,282
Gen Digital, Inc.	89,198	2,013,199
GoDaddy, Inc., Class A(b)	23,586	2,055,756
Hewlett Packard Enterprise Co.	224,796	4,826,370
HP, Inc.	159,238	3,023,930
HubSpot, Inc.(b)(c)	8,588	2,271,612
Intel Corp.(b)	769,991	35,119,289
International Business Machines Corp.	159,706	38,362,978
Intuit, Inc.	47,505	19,430,970
IonQ, Inc.(b)(c)	50,380	1,933,081
IREN Ltd. (Australia)(b)	56,099	2,297,254
Jabil, Inc.	18,296	4,848,257
Keysight Technologies, Inc.(b)	29,273	8,996,471
KLA Corp.	22,456	34,235,295
Lam Research Corp.	214,886	50,259,687
Lumentum Holdings, Inc.(b)	12,114	8,490,824
Marvell Technology, Inc.	144,904	11,837,208
Microchip Technology, Inc.	92,073	6,872,329
Micron Technology, Inc.	192,301	79,299,163
Microsoft Corp.	1,206,378	473,792,896
MongoDB, Inc.(b)	13,908	4,568,361
Monolithic Power Systems, Inc.	8,117	9,275,621
Motorola Solutions, Inc.	28,358	13,675,929
NetApp, Inc.	33,976	3,364,643
NVIDIA Corp.	4,151,817	735,660,454
NXP Semiconductors N.V. (Netherlands)	42,989	9,758,933
Okta, Inc.(b)(c)	28,681	2,079,372
ON Semiconductor Corp.(b)	69,649	4,630,265
Oracle Corp.	294,536	42,825,534
Palantir Technologies, Inc., Class A(b)	390,294	53,544,434
Palo Alto Networks, Inc.(b)	137,771	20,516,857
PTC, Inc.(b)	20,470	3,205,397
Pure Storage, Inc., Class A(b)	53,190	3,415,862
Qnity Electronics, Inc.	35,654	4,519,501
QUALCOMM, Inc.	181,625	25,856,135
Roper Technologies, Inc.	18,348	6,416,846
Salesforce, Inc.	160,093	31,184,515
Samsara, Inc., Class A(b)(c)	59,250	1,712,325
Seagate Technology Holdings PLC	37,225	15,181,844
ServiceNow, Inc.(b)	177,179	19,137,104
Snowflake, Inc., Class A(b)	54,873	9,241,162
Strategy, Inc., Class A(b)(c)	44,601	5,775,829
Super Micro Computer, Inc.(b)(c)	91,177	2,953,223
Synopsys, Inc.(b)	32,688	13,532,832
TE Connectivity PLC (Switzerland)	50,410	11,601,861
Teledyne Technologies, Inc.(b)	8,036	5,473,320
Teradyne, Inc.	27,047	8,655,851
Texas Instruments, Inc.	154,916	32,859,233
Trimble, Inc.(b)	40,523	2,709,773
Twilio, Inc., Class A(b)	26,198	3,168,910
Tyler Technologies, Inc.(b)	7,404	2,626,125
VeriSign, Inc.	14,380	3,277,777
Western Digital Corp.	58,416	16,338,955
Workday, Inc., Class A(b)	37,005	4,949,789
Zebra Technologies Corp., Class A(b)	8,725	1,954,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zoom Communications, Inc., Class A(b)	43,299	$3,201,528
Zscaler, Inc.(b)	17,526	2,576,147
		3,290,389,774
Materials-2.17%
Air Products and Chemicals, Inc.	37,972	10,467,741
Amcor PLC(c)	78,733	3,813,039
Amrize Ltd.(b)	84,851	5,514,467
Avery Dennison Corp.	13,320	2,615,382
Ball Corp.	44,108	2,960,970
CF Industries Holdings, Inc.	27,552	2,742,526
Corteva, Inc.	115,829	9,280,219
CRH PLC	114,652	13,755,947
Dow, Inc.	120,822	3,712,860
DuPont de Nemours, Inc.	71,346	3,570,154
Ecolab, Inc.	43,537	13,424,634
Freeport-McMoRan, Inc.	244,662	16,656,589
International Flavors & Fragrances, Inc.	43,716	3,594,767
International Paper Co.(c)	85,514	3,724,135
Linde PLC	79,692	40,489,911
LyondellBasell Industries N.V., Class A	43,895	2,524,840
Martin Marietta Materials, Inc.	10,304	6,971,377
Newmont Corp.	187,094	24,322,220
Nucor Corp.	39,054	6,907,872
Packaging Corp. of America	15,276	3,546,171
PPG Industries, Inc.	38,520	4,748,360
Reliance, Inc.	8,623	2,721,764
RPM International, Inc.	21,804	2,488,272
Sherwin-Williams Co. (The)	40,331	14,623,617
Smurfit WestRock PLC	88,960	4,182,010
Steel Dynamics, Inc.	23,829	4,602,095
Vulcan Materials Co.	22,484	6,970,040
		220,931,979
Real Estate-1.97%
American Tower Corp.(c)	79,843	15,318,678
AvalonBay Communities, Inc.	24,272	4,301,727
CBRE Group, Inc., Class A(b)	50,637	7,477,059
CoStar Group, Inc.(b)	72,206	3,222,554
Crown Castle, Inc.	74,120	6,636,705
Digital Realty Trust, Inc.	58,690	10,399,868
Equinix, Inc.	16,709	16,278,910
Equity Residential	61,872	3,910,929
Essex Property Trust, Inc.	10,953	2,794,220
Extra Space Storage, Inc.	36,178	5,463,963
Gaming and Leisure Properties, Inc.	48,237	2,359,272
Healthpeak Properties, Inc.	118,397	2,093,259
Invitation Homes, Inc.	99,187	2,612,586
Iron Mountain, Inc.	50,386	5,458,315
Kimco Realty Corp.	115,444	2,718,706
Mid-America Apartment Communities, Inc.	19,996	2,676,665
Prologis, Inc.	158,185	22,552,435
Public Storage	26,981	8,284,786
Realty Income Corp.	155,816	10,439,672
Regency Centers Corp.	29,381	2,321,099
SBA Communications Corp., Class A	18,307	3,682,636
Simon Property Group, Inc.	55,678	11,349,960
Sun Communities, Inc.	21,270	2,902,504
UDR, Inc.(c)	53,639	2,011,463
Ventas, Inc.(c)	80,257	6,914,943
	Shares	Value
Real Estate-(continued)
VICI Properties, Inc.	181,640	$5,487,344
W.P. Carey, Inc.(c)	37,352	2,788,327
Welltower, Inc.	117,264	24,287,720
Weyerhaeuser Co.	122,896	3,014,639
Zillow Group, Inc., Class C(b)(c)	28,491	1,271,268
		201,032,212
Utilities-2.42%
Alliant Energy Corp.(c)	43,835	3,171,024
Ameren Corp.	46,042	5,215,638
American Electric Power Co., Inc.(c)	91,168	12,200,102
American Water Works Co., Inc.	33,189	4,514,700
Atmos Energy Corp.	27,299	5,099,180
CenterPoint Energy, Inc.	111,204	4,837,374
CMS Energy Corp.	50,947	3,977,432
Consolidated Edison, Inc.	61,497	6,919,642
Constellation Energy Corp.	52,624	17,359,605
Dominion Energy, Inc.	145,474	9,185,228
DTE Energy Co.	35,365	5,242,508
Duke Energy Corp.	132,539	17,342,728
Edison International	65,577	4,901,225
Entergy Corp.	76,037	8,144,323
Evergy, Inc.	39,162	3,276,293
Eversource Energy	63,186	4,815,405
Exelon Corp.	172,084	8,512,996
FirstEnergy Corp.	93,429	4,779,828
NextEra Energy, Inc.	350,887	32,902,674
NiSource, Inc.	80,136	3,790,433
NRG Energy, Inc.	32,898	5,887,426
Oklo, Inc.(b)(c)	18,887	1,188,937
PG&E Corp.	374,489	7,115,291
PPL Corp.	126,034	4,912,805
Public Service Enterprise Group, Inc.	85,078	7,322,663
Sempra	111,135	10,698,965
Southern Co. (The)	187,373	18,246,383
Vistra Corp.	57,694	10,032,410
WEC Energy Group, Inc.(c)	54,874	6,418,063
Xcel Energy, Inc.	100,767	8,399,937
		246,411,218
Total Common Stocks & Other Equity Interests (Cost $9,009,512,958)		10,198,629,066
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $9,355,858)	9,355,858	9,355,858
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $9,018,868,816)		10,207,984,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.59%
Invesco Private Government Fund, 3.64%(d)(e)(f)	46,585,865	46,585,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(d)(e)(f)	115,433,617	$115,468,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $162,054,112)		162,054,112
TOTAL INVESTMENTS IN SECURITIES-101.66% (Cost $9,180,922,928)		10,370,039,036
OTHER ASSETS LESS LIABILITIES-(1.66)%		(169,245,910)
NET ASSETS-100.00%		$10,200,793,126

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$855,914	$71,427,175	$(62,927,231)	$-	$-	$9,355,858	$97,544
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,652,252	346,589,085	(329,655,472)	-	-	46,585,865	587,760 *
Invesco Private Prime Fund	77,034,119	571,949,073	(533,516,138)	(3,467)	4,660	115,468,247	1,557,838 *
Total	$107,542,285	$989,965,333	$(926,098,841)	$(3,467)	$4,660	$171,409,970	$2,243,142

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.69%
Alphabet, Inc., Class A	1,537	$479,175
AST SpaceMobile, Inc.(b)(c)	41,940	3,321,229
AT&T, Inc.	146,258	4,096,687
Charter Communications, Inc., Class A(b)(c)	16,763	3,933,103
Comcast Corp., Class A	128,685	3,984,088
DoubleVerify Holdings, Inc.(b)(c)	43,615	459,702
Electronic Arts, Inc.	2,090	419,191
Fox Corp., Class A	5,913	333,138
GCI Liberty, Inc., Class C(b)(c)	109,284	4,300,325
IAC, Inc.(b)(c)	12,551	480,954
Iridium Communications, Inc.(c)	188,999	4,526,526
Liberty Broadband Corp., Class C(b)	72,295	3,948,030
Liberty Global Ltd., Class A (Belgium)(b)(c)	317,359	4,043,154
Liberty Media Corp.-Liberty Formula One(b)	4,534	415,269
Live Nation Entertainment, Inc.(b)(c)	2,979	483,015
Madison Square Garden Sports Corp., Class A(b)	1,855	615,229
Match Group, Inc.	14,423	455,767
Meta Platforms, Inc., Class A	756	490,024
Millicom International Cellular S.A. (Guatemala)	69,373	5,056,598
Netflix, Inc.(b)	4,511	434,139
New York Times Co. (The), Class A(c)	6,252	498,847
News Corp., Class A	16,264	395,053
Nexstar Media Group, Inc., Class A(c)	2,022	507,562
NIQ Global Intelligence PLC(b)(c)	30,314	404,086
Omnicom Group, Inc.	5,308	452,719
Pinterest, Inc., Class A(b)	17,825	305,342
Reddit, Inc., Class A(b)	2,058	300,077
Roblox Corp., Class A(b)(c)	4,499	308,901
Roku, Inc., Class A(b)	33,265	3,273,609
Sirius XM Holdings, Inc.(c)	19,247	422,664
Spotify Technology S.A. (Sweden)(b)	702	361,488
Take-Two Interactive Software, Inc.(b)	1,745	369,033
TKO Group Holdings, Inc.(c)	2,083	466,321
T-Mobile US, Inc.	18,188	3,948,433
Trade Desk, Inc. (The), Class A(b)	11,483	273,525
Trump Media & Technology Group Corp.(b)	43,882	469,976
Verizon Communications, Inc.	88,341	4,429,418
Versant Media Group, Inc.(b)(c)	5,114	170,399
Walt Disney Co. (The)	3,808	403,800
Warner Bros. Discovery, Inc.(b)	14,381	405,113
ZoomInfo Technologies, Inc., Class A(b)(c)	48,078	298,564
		60,740,273
Consumer Discretionary-6.56%
ADT, Inc.	42,148	338,027
Airbnb, Inc., Class A(b)	3,313	447,619
Amazon.com, Inc.(b)	1,832	384,720
Amer Sports, Inc. (Finland)(b)	10,787	409,690
Aptiv PLC(b)	5,319	391,159
Aramark	11,292	472,570
AutoNation, Inc.(b)	1,944	379,391
AutoZone, Inc.(b)	126	473,203
Bath & Body Works, Inc.(c)	21,280	484,333
Best Buy Co., Inc.	5,661	350,812
Birkenstock Holding PLC (Germany)(b)(c)	9,434	392,926
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.	84	$356,105
BorgWarner, Inc.	9,405	541,446
Boyd Gaming Corp.	5,023	418,064
Bright Horizons Family Solutions, Inc.(b)	4,302	320,585
Brunswick Corp.(c)	4,565	363,465
Burlington Stores, Inc.(b)	1,581	485,162
Caesars Entertainment, Inc.(b)(c)	17,632	441,682
CarMax, Inc.(b)(c)	10,197	440,205
Carnival Corp.	15,244	480,948
Carvana Co.(b)	907	303,083
Cava Group, Inc.(b)(c)	8,065	665,121
Chewy, Inc., Class A(b)	12,448	341,324
Chipotle Mexican Grill, Inc.(b)	12,161	452,632
Choice Hotels International, Inc.(c)	4,779	503,468
Churchill Downs, Inc.(c)	3,681	338,394
Columbia Sportswear Co.	7,419	459,533
Coupang, Inc. (South Korea)(b)	16,437	313,618
Crocs, Inc.(b)(c)	4,765	432,233
D.R. Horton, Inc.(c)	2,734	438,506
Darden Restaurants, Inc.(c)	2,310	493,994
Deckers Outdoor Corp.(b)	4,195	491,948
Dick’s Sporting Goods, Inc.	1,969	400,947
Dillard’s, Inc., Class A(c)	581	350,221
Domino’s Pizza, Inc.	984	396,070
DoorDash, Inc., Class A(b)	2,137	377,116
DraftKings, Inc., Class A(b)	12,177	290,300
Duolingo, Inc.(b)(c)	2,119	214,019
Dutch Bros, Inc., Class A(b)	6,950	372,590
eBay, Inc.	5,022	456,299
Etsy, Inc.(b)(c)	7,919	434,595
Expedia Group, Inc.	1,515	326,770
Five Below, Inc.(b)	2,333	521,496
Floor & Decor Holdings, Inc., Class A(b)(c)	6,735	465,321
Flutter Entertainment PLC (Ireland)(b)(c)	1,943	206,230
Ford Motor Co.(c)	31,131	438,636
GameStop Corp., Class A(b)(c)	19,397	466,110
Gap, Inc. (The)(c)	15,867	444,911
Garmin Ltd.	2,021	510,969
General Motors Co.	5,259	413,936
Gentex Corp.(c)	17,895	418,743
Genuine Parts Co.	3,179	379,128
Grand Canyon Education, Inc.(b)	2,685	427,103
H&R Block, Inc.	9,947	304,577
Harley-Davidson, Inc.	19,026	342,468
Hasbro, Inc.	5,048	502,730
Hilton Worldwide Holdings, Inc.	1,530	477,023
Home Depot, Inc. (The)	1,183	450,392
Hyatt Hotels Corp., Class A(c)	2,638	426,037
Las Vegas Sands Corp.	6,428	364,596
Lear Corp.	3,750	492,188
Lennar Corp., Class A	3,580	409,409
Liberty Live Holdings, Inc., Class C(b)(c)	4,995	497,752
Lithia Motors, Inc., Class A	1,187	331,861
LKQ Corp.(c)	13,668	452,548
Lowe’s Cos., Inc.	1,707	451,621
Lucid Group, Inc.(b)(c)	33,118	331,180
lululemon athletica, Inc.(b)	2,267	419,780
Macy’s, Inc.	17,702	350,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A	1,442	$492,775
Mattel, Inc.(b)(c)	20,214	342,627
McDonald’s Corp.	1,384	472,027
MGM Resorts International(b)(c)	11,361	418,766
Mohawk Industries, Inc.(b)	3,053	382,449
Murphy USA, Inc.	1,073	419,264
Newell Brands, Inc.	109,620	498,771
NIKE, Inc., Class B	6,253	388,812
Norwegian Cruise Line Holdings Ltd.(b)	20,653	511,988
NVR, Inc.(b)	57	428,514
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,667	392,736
On Holding AG, Class A (Switzerland)(b)	8,596	399,542
O’Reilly Automotive, Inc.(b)	4,507	423,117
PENN Entertainment, Inc.(b)	30,275	473,501
Penske Automotive Group, Inc.	2,505	394,588
Planet Fitness, Inc., Class A(b)(c)	3,911	321,289
Pool Corp.	1,763	400,518
PulteGroup, Inc.	3,324	456,053
PVH Corp.	5,499	377,231
QuantumScape Corp.(b)(c)	33,243	230,042
Ralph Lauren Corp.	1,152	417,715
Restaurant Brands International, Inc. (Canada)	6,023	431,909
RH(b)(c)	2,771	459,182
Rivian Automotive, Inc., Class A(b)(c)	25,865	396,510
Ross Stores, Inc.	2,312	475,440
Royal Caribbean Cruises Ltd.	1,522	473,281
Service Corp. International	5,358	451,036
SharkNinja, Inc.(b)(c)	3,719	456,954
Somnigroup International, Inc.	4,502	402,974
Starbucks Corp.	5,012	491,276
Tapestry, Inc.	3,429	533,107
Tesla, Inc.(b)	956	384,800
Texas Roadhouse, Inc.	2,545	465,404
Thor Industries, Inc.(c)	4,072	391,441
TJX Cos., Inc. (The)	2,732	441,655
Toll Brothers, Inc.	3,047	479,110
TopBuild Corp.(b)	799	358,192
Tractor Supply Co.	8,190	424,570
Travel + Leisure Co.	5,913	435,788
Ulta Beauty, Inc.(b)	742	508,114
Under Armour, Inc., Class A(b)(c)	96,153	713,455
V.F. Corp.(c)	21,435	416,268
Vail Resorts, Inc.(c)	2,745	372,798
Valvoline, Inc.(b)(c)	13,886	524,891
Viking Holdings Ltd.(b)	6,053	472,255
Wayfair, Inc., Class A(b)(c)	4,268	325,776
Wendy’s Co. (The)(c)	50,056	383,429
Whirlpool Corp.(c)	5,406	369,933
Williams-Sonoma, Inc.	2,240	460,656
Wingstop, Inc.	1,796	466,080
Wyndham Hotels & Resorts, Inc.	5,598	457,916
Wynn Resorts Ltd.(c)	3,398	367,630
YETI Holdings, Inc.(b)(c)	9,332	407,902
Yum! Brands, Inc.	2,858	480,601
		51,844,442
Consumer Staples-9.39%
Albertson’s Cos., Inc., Class A(c)	73,416	1,314,146
Altria Group, Inc.(c)	21,593	1,490,781
	Shares	Value
Consumer Staples-(continued)
Archer-Daniels-Midland Co.(c)	21,158	$1,460,748
BellRing Brands, Inc.(b)	38,791	713,366
BJ’s Wholesale Club Holdings, Inc.(b)(c)	4,582	452,656
Boston Beer Co., Inc. (The), Class A(b)(c)	6,370	1,444,589
Brown-Forman Corp., Class B	41,037	1,184,328
Bunge Global S.A.	13,592	1,639,875
Campbell’s Co. (The)(c)	44,608	1,202,186
Casey’s General Stores, Inc.	2,359	1,617,307
Celsius Holdings, Inc.(b)(c)	28,873	1,547,882
Church & Dwight Co., Inc.	15,188	1,592,614
Clorox Co. (The)	12,440	1,581,870
Coca-Cola Co. (The)	18,343	1,496,055
Coca-Cola Consolidated, Inc.	7,871	1,593,090
Colgate-Palmolive Co.	16,421	1,627,978
Conagra Brands, Inc.	72,097	1,387,867
Constellation Brands, Inc., Class A	8,462	1,335,811
Costco Wholesale Corp.	483	488,212
Coty, Inc., Class A(b)(c)	127,255	319,410
Darling Ingredients, Inc.(b)	34,447	1,831,203
Dollar General Corp.	3,208	501,218
Dollar Tree, Inc.(b)	3,272	413,843
e.l.f. Beauty, Inc.(b)(c)	5,443	501,028
Estee Lauder Cos., Inc. (The), Class A	4,011	439,084
Flowers Foods, Inc.(c)	117,341	1,159,329
Freshpet, Inc.(b)(c)	20,175	1,703,779
General Mills, Inc.	27,435	1,240,885
Hershey Co. (The)(c)	6,993	1,652,306
Hormel Foods Corp.(c)	53,514	1,369,958
Ingredion, Inc.	11,413	1,340,571
J.M. Smucker Co. (The)	12,573	1,457,839
Kenvue, Inc.	73,259	1,400,712
Keurig Dr Pepper, Inc.	42,985	1,301,586
Kimberly-Clark Corp.	12,255	1,365,697
Kraft Heinz Co. (The)	52,017	1,280,138
Kroger Co. (The)(c)	20,386	1,391,141
Lamb Weston Holdings, Inc.(c)	21,307	1,026,784
Maplebear, Inc.(b)(c)	10,735	402,670
McCormick & Co., Inc.	19,233	1,366,312
Molson Coors Beverage Co., Class B(c)	26,953	1,320,427
Mondelez International, Inc., Class A	23,582	1,452,180
Monster Beverage Corp.(b)	17,497	1,492,494
PepsiCo, Inc.	8,525	1,447,033
Performance Food Group Co.(b)(c)	13,405	1,301,089
Philip Morris International, Inc.(c)	8,394	1,568,251
Pilgrim’s Pride Corp.(c)	31,947	1,378,833
Post Holdings, Inc.(b)(c)	13,005	1,382,431
Primo Brands Corp.	78,891	1,789,248
Procter & Gamble Co. (The)	9,001	1,504,967
Reynolds Consumer Products, Inc.	51,490	1,277,467
Seaboard Corp.(c)	300	1,539,810
Smithfield Foods, Inc.	57,378	1,427,565
Sprouts Farmers Market, Inc.(b)(c)	15,873	1,172,539
Sysco Corp.	17,084	1,557,377
Target Corp.	4,376	497,945
Tyson Foods, Inc., Class A	21,304	1,384,547
US Foods Holding Corp.(b)	16,495	1,593,582
Walmart, Inc.	3,687	471,752
		74,196,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-9.43%
Antero Midstream Corp.	95,476	$2,146,300
Antero Resources Corp.(b)	47,900	1,763,199
APA Corp.(c)	66,451	2,018,117
Baker Hughes Co., Class A	36,326	2,370,635
Cheniere Energy, Inc.	8,989	2,118,977
Chevron Corp.	11,444	2,137,281
Chord Energy Corp.	17,419	1,887,697
ConocoPhillips(c)	17,844	2,024,580
Coterra Energy, Inc.	65,106	1,991,593
Devon Energy Corp.	45,940	1,999,768
Diamondback Energy, Inc.	10,981	1,911,572
DT Midstream, Inc.	14,418	2,001,795
EOG Resources, Inc.	15,737	1,952,647
EQT Corp.	30,752	1,888,788
Expand Energy Corp.	15,053	1,624,520
Exxon Mobil Corp.	14,416	2,198,440
Halliburton Co.	59,218	2,131,848
HF Sinclair Corp.	34,925	1,746,599
Kinder Morgan, Inc.	64,281	2,138,629
Marathon Petroleum Corp.(c)	9,211	1,825,712
Matador Resources Co.	38,370	1,972,218
NOV, Inc.(c)	103,638	2,099,706
Occidental Petroleum Corp.	41,845	2,221,133
ONEOK, Inc.(c)	23,430	1,939,301
Ovintiv, Inc.	42,550	2,152,604
Permian Resources Corp.	117,566	2,150,282
Phillips 66	12,013	1,853,966
Range Resources Corp.(c)	47,503	1,960,924
SLB Ltd.	42,699	2,192,167
Targa Resources Corp.	9,286	2,189,639
TechnipFMC PLC (United Kingdom)	37,153	2,463,615
Texas Pacific Land Corp.	5,819	3,050,844
Valero Energy Corp.(c)	10,114	2,069,729
Viper Energy, Inc., Class A	42,414	1,973,948
Weatherford International PLC	21,239	2,239,865
Williams Cos., Inc. (The)	28,318	2,115,921
		74,524,559
Financials-8.67%
Affiliated Managers Group, Inc.	1,672	511,933
Affirm Holdings, Inc.(b)	4,962	233,115
Aflac, Inc.	4,310	486,728
AGNC Investment Corp.(c)	45,506	510,122
Allstate Corp. (The)	2,265	485,888
Ally Financial, Inc.(c)	10,240	403,866
American Express Co.(c)	900	278,010
American Financial Group, Inc.(c)	3,438	457,185
American International Group, Inc.	5,648	454,608
Ameriprise Financial, Inc.	949	446,144
Annaly Capital Management, Inc.(c)	21,074	489,760
Aon PLC, Class A	1,404	471,000
Apollo Global Management, Inc.(c)	3,127	327,084
Arch Capital Group Ltd.(b)	5,005	501,251
Ares Management Corp., Class A	2,655	297,387
Arthur J. Gallagher & Co.	1,885	430,157
Assurant, Inc.	2,063	473,644
Assured Guaranty Ltd.	5,228	450,706
AXIS Capital Holdings Ltd.	4,515	477,326
Bank of America Corp.	8,599	428,488
Bank of New York Mellon Corp. (The)	3,944	469,730
	Shares	Value
Financials-(continued)
Bank OZK(c)	9,616	$447,721
Berkshire Hathaway, Inc., Class B(b)(c)	954	481,722
BlackRock, Inc.	432	459,315
Blackstone, Inc., Class A	3,054	346,232
Block, Inc., Class A(b)	5,390	343,343
Blue Owl Capital, Inc.	29,093	306,931
BOK Financial Corp.(c)	3,886	488,548
Brighthouse Financial, Inc.(b)(c)	7,165	429,757
Brookfield Asset Management Ltd., Class A (Canada)(c)	8,594	401,770
Brown & Brown, Inc.(c)	5,899	423,666
Bullish (Cayman Islands)(b)(c)	10,352	324,949
Capital One Financial Corp.	1,441	281,917
Carlyle Group, Inc. (The)(c)	7,784	404,690
Cboe Global Markets, Inc.	1,928	577,860
Charles Schwab Corp. (The)	4,835	460,292
Chubb Ltd.	1,540	524,924
Cincinnati Financial Corp.	2,836	465,047
Citigroup, Inc.	4,204	463,239
Citizens Financial Group, Inc.	8,058	485,011
CME Group, Inc., Class A	1,717	548,582
CNA Financial Corp.	10,095	484,762
Coinbase Global, Inc., Class A(b)(c)	1,741	306,155
Columbia Banking System, Inc.	16,014	455,598
Commerce Bancshares, Inc.	8,766	446,978
Corebridge Financial, Inc.	14,806	382,587
Corpay, Inc.(b)	1,084	352,408
Credit Acceptance Corp.(b)(c)	987	467,029
Cullen/Frost Bankers, Inc.	3,611	499,112
East West Bancorp, Inc.	4,071	445,571
Equitable Holdings, Inc.	9,552	384,181
Euronet Worldwide, Inc.(b)(c)	4,370	303,934
Evercore, Inc., Class A	1,425	440,097
Everest Group Ltd.	1,455	488,138
F.N.B. Corp.	26,545	451,000
FactSet Research Systems, Inc.	1,610	349,064
Fidelity National Financial, Inc.	8,418	445,144
Fidelity National Information Services, Inc.	5,088	259,284
Fifth Third Bancorp	19,469	963,131
Figure Technology Solutions, Inc., Class A(b)(c)	11,413	288,521
First American Financial Corp.	7,272	509,840
First Citizens BancShares, Inc., Class A	229	434,676
First Hawaiian, Inc.(c)	17,926	443,848
First Horizon Corp.	19,570	465,570
Fiserv, Inc.(b)	5,022	312,820
Franklin Resources, Inc.	19,961	529,765
Freedom Holding Corp. (Kazakhstan)(b)(c)	3,450	414,587
Global Payments, Inc.	4,192	320,520
Globe Life, Inc.	3,367	489,090
Goldman Sachs Group, Inc. (The)	517	444,398
Hamilton Lane, Inc., Class A(c)	3,505	367,815
Hanover Insurance Group, Inc. (The)	2,545	459,703
Hartford Insurance Group, Inc. (The)	3,458	486,990
Houlihan Lokey, Inc.	2,613	427,931
Huntington Bancshares, Inc.	26,178	439,790
Interactive Brokers Group, Inc., Class A	7,097	505,235
Intercontinental Exchange, Inc.	2,868	470,725
Invesco Ltd.(d)	17,370	456,136
Jack Henry & Associates, Inc.	1,822	296,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Janus Henderson Group PLC	10,218	$532,358
Jefferies Financial Group, Inc.(c)	7,425	329,670
JPMorgan Chase & Co.	1,486	446,246
Kemper Corp.(c)	11,477	370,937
KeyCorp	22,646	469,678
Kinsale Capital Group, Inc.	1,203	468,773
KKR & Co., Inc., Class A	3,290	288,467
Lazard, Inc.	9,244	467,746
Lincoln National Corp.(c)	10,120	347,116
Loews Corp.	4,475	492,340
LPL Financial Holdings, Inc.	1,205	361,958
M&T Bank Corp.	2,276	493,846
Markel Group, Inc.(b)(c)	226	468,378
MarketAxess Holdings, Inc.	2,625	504,000
Marsh & McLennan Cos., Inc.	2,564	478,801
Mastercard, Inc., Class A	605	312,912
MetLife, Inc.	5,700	410,799
MGIC Investment Corp.	16,103	427,213
Moody’s Corp.	972	464,217
Morgan Stanley	2,607	434,092
Morningstar, Inc.	2,193	401,626
MSCI, Inc.	866	495,205
Nasdaq, Inc.	4,992	437,199
Northern Trust Corp.	3,343	478,350
NU Holdings Ltd., Class A (Brazil)(b)	27,872	417,523
Old Republic International Corp.	10,533	451,550
OneMain Holdings, Inc.(c)	6,724	369,954
PayPal Holdings, Inc.	5,551	256,512
Pinnacle Financial Partners, Inc.	9,272	841,527
PNC Financial Services Group, Inc. (The)	2,216	470,568
Popular, Inc.	3,875	524,520
Primerica, Inc.	1,823	462,422
Principal Financial Group, Inc.	5,111	487,692
Progressive Corp. (The)	2,042	436,294
Prosperity Bancshares, Inc.(c)	6,390	449,664
Prudential Financial, Inc.(c)	3,997	393,225
Raymond James Financial, Inc.	2,854	436,890
Regions Financial Corp.	16,843	468,741
Reinsurance Group of America, Inc.	2,306	497,473
RenaissanceRe Holdings Ltd. (Bermuda)	1,729	522,953
Rithm Capital Corp.	42,083	422,934
RLI Corp.	7,355	458,364
Robinhood Markets, Inc., Class A(b)	3,808	288,837
Rocket Cos., Inc., Class A	24,207	440,325
Ryan Specialty Holdings, Inc., Class A	8,661	340,810
S&P Global, Inc.	949	419,344
SEI Investments Co.(c)	5,625	457,425
Shift4 Payments, Inc., Class A(b)(c)	4,965	218,808
SLM Corp.	17,120	320,829
SoFi Technologies, Inc.(b)(c)	17,327	307,728
SouthState Bank Corp.	4,927	486,147
Starwood Property Trust, Inc.(c)	25,359	451,644
State Street Corp.	3,627	466,505
Stifel Financial Corp.	5,321	393,983
Synchrony Financial	3,992	275,887
T. Rowe Price Group, Inc.(c)	4,462	422,239
TFS Financial Corp.(c)	34,085	477,872
Toast, Inc., Class A(b)	13,305	363,360
TPG, Inc.	6,805	295,473
Tradeweb Markets, Inc., Class A	4,342	535,173
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	1,657	$511,417
Truist Financial Corp.	9,427	464,845
U.S. Bancorp	8,766	479,150
Unum Group	6,135	440,064
UWM Holdings Corp.(c)	84,166	371,172
Virtu Financial, Inc., Class A	13,720	568,145
Visa, Inc., Class A	996	318,859
Voya Financial, Inc.	6,322	422,815
W.R. Berkley Corp.(c)	6,751	484,047
Webster Financial Corp.	7,336	529,146
Wells Fargo & Co.	5,057	411,893
Western Alliance Bancorporation	5,364	430,836
Western Union Co. (The)(c)	35,653	343,338
WEX, Inc.(b)	2,214	330,307
White Mountains Insurance Group Ltd.(c)	234	519,599
Willis Towers Watson PLC	1,450	442,497
Wintrust Financial Corp.	3,300	475,398
XP, Inc., Class A (Brazil)	26,398	568,349
Zions Bancorporation N.A.(c)	7,880	451,366
		68,514,148
Health Care-9.13%
Abbott Laboratories	5,297	616,306
AbbVie, Inc.	2,903	673,728
Acadia Healthcare Co., Inc.(b)(c)	45,113	1,057,449
Agilent Technologies, Inc.	4,555	552,886
Align Technology, Inc.(b)	3,972	755,077
Alnylam Pharmaceuticals, Inc.(b)	1,583	527,012
Amgen, Inc.	2,061	799,998
Apellis Pharmaceuticals, Inc.(b)(c)	26,125	547,580
Avantor, Inc.(b)	56,853	514,520
Baxter International, Inc.	34,500	702,765
Becton, Dickinson and Co.	3,255	574,442
Biogen, Inc.(b)	3,782	725,463
BioMarin Pharmaceutical, Inc.(b)	12,293	758,847
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,080	579,155
Bio-Techne Corp.(c)	10,828	638,852
Boston Scientific Corp.(b)	7,108	546,250
Bristol-Myers Squibb Co.	12,729	793,908
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(e)	7,730	0
Bruker Corp.(c)	14,070	564,348
Cardinal Health, Inc.	3,288	753,708
Caris Life Sciences, Inc.(b)(c)	24,526	493,954
Cencora, Inc.	3,690	1,373,197
Centene Corp.(b)	16,105	722,792
Certara, Inc.(b)(c)	74,008	523,977
Charles River Laboratories International, Inc.(b)	3,350	597,942
Chemed Corp.	1,525	625,265
Cigna Group (The)	2,385	691,221
Cooper Cos., Inc. (The)(b)	7,929	663,419
Corcept Therapeutics, Inc.(b)(c)	7,493	267,500
CVS Health Corp.	15,686	1,253,311
Danaher Corp.	2,803	590,424
DaVita, Inc.(b)(c)	5,421	847,302
DENTSPLY SIRONA, Inc.(c)	56,220	825,310
Dexcom, Inc.(b)	9,452	694,060
Doximity, Inc., Class A(b)	14,750	361,818
Edwards Lifesciences Corp.(b)	7,738	669,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Elanco Animal Health, Inc.(b)	30,657	$809,345
Elevance Health, Inc.	1,802	576,640
Eli Lilly and Co.	660	694,313
Encompass Health Corp.	6,100	658,068
Envista Holdings Corp.(b)	29,457	860,439
Exact Sciences Corp.(b)(c)	6,440	665,767
Exelixis, Inc.(b)	15,759	694,342
GE HealthCare Technologies, Inc.	7,582	638,935
Gilead Sciences, Inc.	5,300	789,435
Globus Medical, Inc., Class A(b)	7,326	699,340
Halozyme Therapeutics, Inc.(b)(c)	10,528	732,012
HCA Healthcare, Inc.	1,377	729,397
Henry Schein, Inc.(b)	8,563	705,506
Hologic, Inc.(b)	8,717	656,913
Humana, Inc.(c)	2,434	463,774
IDEXX Laboratories, Inc.(b)	930	610,759
Illumina, Inc.(b)	4,786	643,526
Incyte Corp.(b)	6,776	686,206
Insmed, Inc.(b)	3,331	497,418
Inspire Medical Systems, Inc.(b)(c)	4,755	306,745
Insulet Corp.(b)	2,212	545,501
Intuitive Surgical, Inc.(b)	1,185	596,659
Ionis Pharmaceuticals, Inc.(b)(c)	8,238	668,514
IQVIA Holdings, Inc.(b)	2,878	514,615
Jazz Pharmaceuticals PLC(b)	3,949	750,389
Johnson & Johnson	3,114	773,611
Labcorp Holdings, Inc.	2,532	732,052
Masimo Corp.(b)	4,604	807,311
McKesson Corp.	1,559	1,539,310
Medpace Holdings, Inc.(b)	1,149	519,072
Medtronic PLC	6,539	638,599
Merck & Co., Inc.	6,586	815,479
Mettler-Toledo International, Inc.(b)	251	343,039
Moderna, Inc.(b)(c)	22,001	1,178,594
Molina Healthcare, Inc.(b)(c)	3,903	601,257
Natera, Inc.(b)	2,818	586,257
Neurocrine Biosciences, Inc.(b)	4,222	558,360
Organon & Co.	88,599	645,887
Penumbra, Inc.(b)	2,099	722,875
Perrigo Co. PLC	48,561	641,976
Pfizer, Inc.	25,268	698,660
Qiagen N.V.	13,636	679,073
Quest Diagnostics, Inc.(c)	3,602	763,300
Regeneron Pharmaceuticals, Inc.	883	690,215
Repligen Corp.(b)(c)	4,024	518,010
ResMed, Inc.	2,590	663,713
Revolution Medicines, Inc.(b)	8,301	846,868
Revvity, Inc.(c)	6,263	615,716
Roivant Sciences Ltd.(b)	30,561	884,435
Royalty Pharma PLC, Class A	16,809	776,744
Sarepta Therapeutics, Inc.(b)(c)	29,986	502,565
Solventum Corp.(b)	7,867	583,731
Sotera Health Co.(b)(c)	38,570	626,762
STERIS PLC	2,589	653,334
Stryker Corp.	1,898	735,399
Summit Therapeutics, Inc.(b)(c)	36,175	600,143
Teleflex, Inc.	5,115	624,337
Tempus AI, Inc.(b)(c)	8,808	469,026
Tenet Healthcare Corp.(b)	3,298	789,508
Thermo Fisher Scientific, Inc.	1,125	586,249
	Shares	Value
Health Care-(continued)
Ultragenyx Pharmaceutical, Inc.(b)	17,983	$420,622
United Therapeutics Corp.(b)	1,375	692,862
UnitedHealth Group, Inc.	1,945	570,410
Universal Health Services, Inc., Class B	2,895	596,660
Veeva Systems, Inc., Class A(b)	2,831	515,270
Vertex Pharmaceuticals, Inc.(b)	1,470	730,340
Viatris, Inc.	56,266	840,051
Viking Therapeutics, Inc.(b)(c)	17,492	591,929
Waters Corp.(b)	2,105	672,295
West Pharmaceutical Services, Inc.	2,380	605,329
Zimmer Biomet Holdings, Inc.	7,057	694,691
Zoetis, Inc.	5,539	726,163
		72,145,538
Industrials-10.25%
3M Co.	2,040	337,253
A.O. Smith Corp.(c)	4,993	389,454
AAON, Inc.(c)	4,062	411,074
Acuity, Inc.	923	278,368
Advanced Drainage Systems, Inc.	2,254	386,200
AECOM(c)	3,421	335,190
AGCO Corp.	3,154	430,521
Air Lease Corp., Class A	5,362	347,672
Alaska Air Group, Inc.(b)(c)	8,080	416,928
Allegion PLC	2,086	336,159
Allison Transmission Holdings, Inc.	3,437	430,656
Amentum Holdings, Inc.(b)	11,359	339,293
American Airlines Group, Inc.(b)(c)	28,417	371,410
AMETEK, Inc.	1,677	401,172
API Group Corp.(b)	8,469	376,532
Applied Industrial Technologies, Inc.	1,294	365,658
Armstrong World Industries, Inc.	1,818	315,423
ATI, Inc.(b)	3,106	508,111
Automatic Data Processing, Inc.	1,285	275,453
Avis Budget Group, Inc.(b)(c)	3,158	307,621
Axon Enterprise, Inc.(b)	587	318,389
Boeing Co. (The)(b)	1,701	387,029
Booz Allen Hamilton Holding Corp.	3,640	286,941
Broadridge Financial Solutions, Inc.	2,033	377,874
Builders FirstSource, Inc.(b)	3,127	326,115
BWX Technologies, Inc.	1,858	382,711
C.H. Robinson Worldwide, Inc.	2,144	397,176
CACI International, Inc., Class A(b)(c)	843	514,373
Carlisle Cos., Inc.	1,029	406,218
Carpenter Technology Corp.	5,494	2,186,997
Carrier Global Corp.	6,340	408,296
Caterpillar, Inc.	547	406,328
Cintas Corp.	1,806	363,241
Clarivate PLC(b)(c)	135,894	312,556
Clean Harbors, Inc.(b)(c)	6,469	1,896,711
CNH Industrial N.V.(c)	34,540	424,842
Comfort Systems USA, Inc.	345	493,133
Concentrix Corp.(c)	12,109	397,175
Copart, Inc.(b)	10,965	417,657
Core & Main, Inc., Class A(b)	6,034	326,801
Crane Co.	1,769	354,738
CSX Corp.	9,228	393,943
Cummins, Inc.	649	378,932
Curtiss-Wright Corp.	599	419,498
Deere & Co.	745	469,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Delta Air Lines, Inc.	6,014	$395,120
Donaldson Co., Inc.	3,689	342,192
Dover Corp.	1,699	383,124
Eaton Corp. PLC	984	369,905
EMCOR Group, Inc.	536	388,396
Emerson Electric Co.	2,440	367,830
Equifax, Inc.	1,557	325,351
ESAB Corp.	2,946	371,697
Everus Construction Group, Inc.(b)(c)	3,380	408,541
ExlService Holdings, Inc.(b)	8,251	257,844
Expeditors International of Washington, Inc.(c)	2,237	324,432
Fastenal Co.	42,373	1,950,853
FedEx Corp.	1,198	463,626
Ferguson Enterprises, Inc.	1,506	392,705
Flowserve Corp.(c)	4,675	413,831
Fortive Corp.	6,171	365,323
Fortune Brands Innovations, Inc.	6,537	355,221
FTAI Aviation Ltd.	1,870	571,846
FTI Consulting, Inc.(b)(c)	2,043	335,910
Gates Industrial Corp. PLC(b)	15,338	422,869
GE Vernova, Inc.	489	427,190
Generac Holdings, Inc.(b)	2,051	462,234
General Dynamics Corp.	1,008	359,906
General Electric Co.	1,184	405,236
Genpact Ltd.	7,230	287,176
Graco, Inc.	4,082	383,381
GXO Logistics, Inc.(b)	6,379	400,793
Hayward Holdings, Inc.(b)	21,374	341,984
HEICO Corp.(c)	1,086	346,934
Hexcel Corp.(c)	24,301	2,252,460
Honeywell International, Inc.	1,761	428,962
Howmet Aerospace, Inc.	1,744	457,852
Hubbell, Inc.	766	391,909
Huntington Ingalls Industries, Inc.	1,049	466,301
IDEX Corp.	1,879	393,594
Illinois Tool Works, Inc.	1,320	383,632
Ingersoll Rand, Inc.	4,094	385,409
ITT, Inc.	1,970	398,748
J.B. Hunt Transport Services, Inc.	1,713	399,831
Jacobs Solutions, Inc.	2,517	346,994
Johnson Controls International PLC	2,894	417,604
Karman Holdings, Inc.(b)(c)	4,930	434,382
KBR, Inc.	10,881	459,505
Kirby Corp.(b)(c)	3,068	398,226
Knight-Swift Transportation Holdings, Inc.	6,531	410,930
L3Harris Technologies, Inc.	1,176	428,699
Landstar System, Inc.	2,300	374,785
Leidos Holdings, Inc.	2,524	441,952
Lennox International, Inc.	660	376,160
Leonardo DRS, Inc.	9,835	426,741
Lincoln Electric Holdings, Inc.	1,353	388,379
Loar Holdings, Inc.(b)(c)	4,807	340,288
Lockheed Martin Corp.	741	487,637
Lyft, Inc., Class A(b)(c)	20,719	286,751
ManpowerGroup, Inc.(c)	12,008	335,864
Masco Corp.	5,305	379,944
MasTec, Inc.(b)	1,478	440,474
Middleby Corp. (The)(b)	2,338	394,795
MSA Safety, Inc.	2,092	408,798
	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A(c)	3,951	$370,762
Mueller Industries, Inc.	15,510	1,829,560
Nordson Corp.	1,469	431,063
Norfolk Southern Corp.	1,162	365,728
Northrop Grumman Corp.	608	440,423
nVent Electric PLC	3,146	372,361
Old Dominion Freight Line, Inc.	2,155	437,573
Oshkosh Corp.	2,573	437,461
Otis Worldwide Corp.	3,902	361,169
Owens Corning	2,934	358,153
PACCAR, Inc.	3,050	384,574
Parker-Hannifin Corp.	389	392,571
Parsons Corp.(b)(c)	7,260	479,160
Paychex, Inc.	2,977	278,796
Paycom Software, Inc.	2,881	362,516
Paylocity Holding Corp.(b)	2,292	244,075
Pentair PLC	3,239	321,276
Quanta Services, Inc.	764	430,193
QXO, Inc.(b)(c)	15,484	370,842
RB Global, Inc. (Canada)	4,026	406,465
RBC Bearings, Inc.(b)(c)	3,861	2,223,627
Regal Rexnord Corp.	2,242	495,437
Republic Services, Inc.	7,412	1,697,348
Robert Half, Inc.(c)	12,369	302,051
Rocket Lab Corp.(b)	5,389	372,380
Rockwell Automation, Inc.	842	343,073
Rollins, Inc.(c)	7,131	434,207
RTX Corp.	1,944	393,893
Ryder System, Inc.	1,726	382,413
Saia, Inc.(b)	1,002	406,201
Schneider National, Inc., Class B(c)	12,567	356,651
Science Applications International Corp.	4,797	442,571
Sensata Technologies Holding PLC	9,509	355,066
Simpson Manufacturing Co., Inc.	2,011	389,269
SiteOne Landscape Supply, Inc.(b)	3,242	463,249
Snap-on, Inc.(c)	981	377,901
Southwest Airlines Co.	10,415	513,043
SS&C Technologies Holdings, Inc.	5,497	413,869
StandardAero, Inc.(b)	12,463	383,860
Stanley Black & Decker, Inc.(c)	4,472	386,783
Tetra Tech, Inc.	9,861	353,418
Textron, Inc.	3,940	388,681
Timken Co. (The)	19,938	2,160,880
Toro Co. (The)	4,604	455,151
Trane Technologies PLC	861	398,057
TransDigm Group, Inc.	270	351,753
TransUnion	3,988	313,257
Trex Co., Inc.(b)(c)	9,689	401,318
Uber Technologies, Inc.(b)	4,964	374,385
U-Haul Holding Co., Series N	8,403	396,285
Union Pacific Corp.	1,460	386,871
United Airlines Holdings, Inc.(b)	3,910	415,633
United Parcel Service, Inc., Class B	3,404	394,728
United Rentals, Inc.(c)	418	351,120
Valmont Industries, Inc.	832	382,662
Veralto Corp.	3,461	337,205
Verisk Analytics, Inc.	1,587	329,414
Vertiv Holdings Co., Class A	2,682	683,615
W.W. Grainger, Inc.(c)	342	391,498
Wabtec Corp.	1,576	415,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	7,446	$1,793,295
Watsco, Inc.(c)	960	400,637
WESCO International, Inc.	1,229	355,795
WillScot Holdings Corp.	16,020	346,192
Woodward, Inc.	1,145	442,840
XPO, Inc.(b)	2,278	479,451
Xylem, Inc.	2,434	315,349
		80,989,100
Information Technology-11.21%
Accenture PLC, Class A	1,260	262,987
Adobe, Inc.(b)	1,356	355,828
Advanced Micro Devices, Inc.(b)	2,165	433,455
Akamai Technologies, Inc.(b)	5,608	551,771
Allegro MicroSystems, Inc.(b)	16,850	614,519
Amdocs Ltd.	6,072	423,826
Amkor Technology, Inc.	10,189	487,238
Amphenol Corp., Class A	3,436	501,862
Analog Devices, Inc.	1,688	600,574
AppFolio, Inc., Class A(b)(c)	2,090	371,518
Apple, Inc.	1,718	453,861
Applied Materials, Inc.	1,830	681,309
AppLovin Corp., Class A(b)	663	288,253
Arista Networks, Inc.(b)	26,455	3,531,742
Arrow Electronics, Inc.(b)	4,175	635,268
Astera Labs, Inc.(b)	2,755	327,377
Atlassian Corp., Class A(b)	2,929	220,056
Aurora Innovation, Inc.(b)(c)	74,336	347,892
Autodesk, Inc.(b)	1,594	391,917
Avnet, Inc.	9,493	625,019
Bentley Systems, Inc., Class B(c)	11,640	425,442
BILL Holdings, Inc.(b)(c)	6,225	277,075
Broadcom, Inc.	1,177	376,110
Cadence Design Systems, Inc.(b)	1,439	433,715
CCC Intelligent Solutions Holdings, Inc.(b)(c)	66,315	386,616
CDW Corp.	3,205	393,061
Ciena Corp.(b)	14,664	5,113,337
Circle Internet Group, Inc.(b)(c)	5,310	443,066
Cirrus Logic, Inc.(b)	3,801	536,397
Cisco Systems, Inc.	44,864	3,564,893
Cloudflare, Inc., Class A(b)	2,299	395,865
Cognex Corp.	9,292	505,485
Cognizant Technology Solutions Corp., Class A	5,700	367,251
Coherent Corp.(b)	2,404	622,468
Confluent, Inc., Class A(b)	15,886	487,224
Corning, Inc.	4,987	749,945
Crane NXT Co.	6,267	302,633
CrowdStrike Holdings, Inc., Class A(b)	933	347,057
Datadog, Inc., Class A(b)	3,198	358,048
Dell Technologies, Inc., Class C	3,448	510,580
DocuSign, Inc.(b)	6,819	307,332
Dolby Laboratories, Inc., Class A(c)	7,080	471,316
Dropbox, Inc., Class A(b)(c)	17,345	433,452
DXC Technology Co.(b)	31,408	395,427
Dynatrace, Inc.(b)	10,586	380,249
Elastic N.V.(b)	6,038	314,399
Enphase Energy, Inc.(b)	52,222	2,207,424
Entegris, Inc.	4,986	660,396
EPAM Systems, Inc.(b)	2,266	319,506
	Shares	Value
Information Technology-(continued)
F5, Inc.(b)	1,806	$490,076
Fair Isaac Corp.(b)(c)	200	281,872
First Solar, Inc.(b)	6,333	1,248,868
Flex Ltd.(b)	6,734	424,377
Fortinet, Inc.(b)	5,828	460,587
Gartner, Inc.(b)(c)	2,066	324,775
Gen Digital, Inc.	17,224	388,746
GitLab, Inc., Class A(b)(c)	11,752	309,078
GLOBALFOUNDRIES, Inc.(b)(c)	11,979	569,601
Globant S.A.(b)(c)	7,056	351,107
GoDaddy, Inc., Class A(b)	3,807	331,818
Guidewire Software, Inc.(b)(c)	2,338	339,758
Hewlett Packard Enterprise Co.	19,519	419,073
HP, Inc.	18,867	358,284
HubSpot, Inc.(b)	1,232	325,876
Ingram Micro Holding Corp.(c)	20,629	426,814
Intel Corp.(b)	12,137	553,569
International Business Machines Corp.(c)	1,545	371,124
Intuit, Inc.	702	287,139
IPG Photonics Corp.(b)(c)	5,826	766,527
Jabil, Inc.	2,052	543,759
Keysight Technologies, Inc.(b)	1,602	492,343
KLA Corp.	393	599,148
Kyndryl Holdings, Inc.(b)	17,618	217,230
Lam Research Corp.	2,838	663,780
Lattice Semiconductor Corp.(b)(c)	6,033	576,875
Littelfuse, Inc.	1,251	440,927
Lumentum Holdings, Inc.(b)	9,532	6,681,074
MACOM Technology Solutions Holdings, Inc.(b)	2,532	628,240
Manhattan Associates, Inc.(b)	2,763	374,193
Marvell Technology, Inc.	5,361	437,940
Microchip Technology, Inc.	6,953	518,972
Micron Technology, Inc.	1,901	783,915
Microsoft Corp.	995	390,776
MKS, Inc.	2,058	503,099
MongoDB, Inc.(b)	1,137	373,470
Monolithic Power Systems, Inc.	491	561,085
Motorola Solutions, Inc.	9,619	4,638,859
nCino, Inc.(b)(c)	18,481	298,283
NetApp, Inc.	4,018	397,903
Nutanix, Inc., Class A(b)	10,090	386,245
NVIDIA Corp.	2,651	469,731
Okta, Inc.(b)	5,295	383,887
ON Semiconductor Corp.(b)	8,581	570,465
Onto Innovation, Inc.(b)	2,979	643,136
Oracle Corp.	2,400	348,960
Palantir Technologies, Inc., Class A(b)	2,562	351,481
Palo Alto Networks, Inc.(b)	2,526	376,172
Pegasystems, Inc.	7,803	341,225
Procore Technologies, Inc.(b)(c)	6,234	343,119
PTC, Inc.(b)	2,692	421,540
Pure Storage, Inc., Class A(b)	6,324	406,127
Qnity Electronics, Inc.	5,649	716,067
Qorvo, Inc.(b)	5,362	444,510
QUALCOMM, Inc.	2,646	376,685
Ralliant Corp.	6,563	301,176
RingCentral, Inc., Class A(b)	15,454	563,298
Roper Technologies, Inc.	1,077	376,659
Rubrik, Inc., Class A(b)(c)	5,508	286,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sailpoint, Inc.(b)(c)	22,059	$311,032
Salesforce, Inc.	1,820	354,518
Samsara, Inc., Class A(b)(c)	10,940	316,166
Sandisk Corp.(b)	1,995	1,267,543
SentinelOne, Inc., Class A(b)(c)	31,931	418,935
ServiceNow, Inc.(b)	2,763	298,432
Skyworks Solutions, Inc.(c)	7,021	418,311
Snowflake, Inc., Class A(b)	2,174	366,123
Strategy, Inc., Class A(b)(c)	2,619	339,161
Super Micro Computer, Inc.(b)(c)	14,082	456,116
Synopsys, Inc.(b)	1,008	417,312
TD SYNNEX Corp.(c)	3,055	479,055
Teledyne Technologies, Inc.(b)	650	442,715
Teradata Corp.(b)(c)	15,039	473,578
Teradyne, Inc.	2,390	764,872
Texas Instruments, Inc.	2,641	560,183
Trimble, Inc.(b)	4,124	275,772
Twilio, Inc., Class A(b)	3,579	432,916
Tyler Technologies, Inc.(b)	1,057	374,907
Ubiquiti, Inc.	6,075	4,659,464
UiPath, Inc., Class A(b)(c)	26,617	285,600
Unity Software, Inc.(b)	9,751	177,761
Universal Display Corp.(c)	3,956	422,066
VeriSign, Inc.	1,973	449,726
Vontier Corp.	9,226	377,528
Western Digital Corp.	2,571	719,109
Workday, Inc., Class A(b)	2,141	286,380
Zebra Technologies Corp., Class A(b)	1,245	278,830
Zoom Communications, Inc., Class A(b)(c)	5,315	392,991
Zscaler, Inc.(b)	1,988	292,216
		88,558,978
Materials-9.90%
Air Products and Chemicals, Inc.(c)	7,254	1,999,710
Albemarle Corp.	13,144	2,348,439
Alcoa Corp.	37,430	2,323,654
Amcor PLC(c)	8,227	398,434
AngloGold Ashanti PLC (Australia)	20,698	2,644,583
AptarGroup, Inc.(c)	2,896	416,184
Ashland, Inc.	29,183	1,819,852
Avery Dennison Corp.	9,747	1,913,823
Axalta Coating Systems Ltd.(b)	11,186	373,724
Ball Corp.	6,958	467,091
Celanese Corp.	41,339	2,064,470
CF Industries Holdings, Inc.	22,493	2,238,953
Cleveland-Cliffs, Inc.(b)(c)	131,944	1,406,523
Corteva, Inc.	19,207	1,538,865
CRH PLC	2,700	323,946
Crown Holdings, Inc.	3,583	410,612
Dow, Inc.	13,928	428,007
DuPont de Nemours, Inc.	8,257	413,180
Eagle Materials, Inc.	1,527	341,743
Eastman Chemical Co.	26,876	2,029,407
Ecolab, Inc.	6,761	2,084,754
Element Solutions, Inc.	64,063	2,247,971
FMC Corp.	129,540	1,909,421
Freeport-McMoRan, Inc.	36,767	2,503,097
Graphic Packaging Holding Co.(c)	22,246	272,069
Huntsman Corp.	165,550	2,094,208
International Flavors & Fragrances, Inc.	27,967	2,299,726
	Shares	Value
Materials-(continued)
International Paper Co.	45,320	$1,973,686
James Hardie Industries PLC(b)	16,837	409,981
Linde PLC	4,386	2,228,439
Louisiana-Pacific Corp.	3,905	330,910
LyondellBasell Industries N.V., Class A	39,242	2,257,200
Martin Marietta Materials, Inc.	542	366,701
Mosaic Co. (The)	70,248	1,955,704
MP Materials Corp.(b)(c)	29,467	1,734,722
NewMarket Corp.(c)	2,308	1,444,831
Newmont Corp.	17,782	2,311,660
Nucor Corp.	10,613	1,877,227
Olin Corp.	79,303	2,011,917
Packaging Corp. of America	1,667	386,977
PPG Industries, Inc.	3,332	410,736
Reliance, Inc.	6,076	1,917,829
Royal Gold, Inc.	8,100	2,428,299
RPM International, Inc.	3,202	365,412
Scotts Miracle-Gro Co. (The)(c)	31,923	2,238,441
Sealed Air Corp.	8,225	344,463
Sherwin-Williams Co. (The)	1,043	378,181
Silgan Holdings, Inc.	8,743	420,101
Smurfit WestRock PLC	9,003	423,231
Solstice Advanced Materials, Inc.	35,186	2,762,453
Sonoco Products Co.	8,130	459,101
Southern Copper Corp. (Mexico)(c)	12,086	2,638,374
Steel Dynamics, Inc.	10,234	1,976,492
Vulcan Materials Co.	1,143	354,330
Westlake Corp.	23,616	2,488,654
		78,208,498
Real Estate-8.82%
Agree Realty Corp.	14,952	1,203,337
Alexandria Real Estate Equities, Inc.	23,400	1,264,536
American Homes 4 Rent, Class A	34,147	1,024,410
American Tower Corp.	5,875	1,127,177
Americold Realty Trust, Inc.(c)	85,355	1,142,903
AvalonBay Communities, Inc.(c)	6,054	1,072,950
Brixmor Property Group, Inc.	41,656	1,260,927
BXP, Inc.(c)	14,880	856,790
Camden Property Trust	10,242	1,109,618
CBRE Group, Inc., Class A(b)	6,641	980,610
CoStar Group, Inc.(b)	15,804	705,333
Cousins Properties, Inc.	42,360	981,058
Crown Castle, Inc.	11,603	1,038,933
CubeSmart	29,259	1,203,715
Digital Realty Trust, Inc.	6,706	1,188,303
EastGroup Properties, Inc.	5,798	1,138,205
EPR Properties	21,428	1,273,037
Equinix, Inc.	1,425	1,388,320
Equity LifeStyle Properties, Inc.	17,330	1,163,883
Equity Residential	17,580	1,111,232
Essex Property Trust, Inc.	4,142	1,056,666
Extra Space Storage, Inc.	8,025	1,212,016
Federal Realty Investment Trust	10,800	1,174,716
Fermi, Inc.(b)(c)	69,760	695,507
First Industrial Realty Trust, Inc.	18,060	1,140,308
Gaming and Leisure Properties, Inc.	25,349	1,239,820
Healthcare Realty Trust, Inc.	61,404	1,132,904
Healthpeak Properties, Inc.	63,919	1,130,088
Highwoods Properties, Inc.	40,915	920,178
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Host Hotels & Resorts, Inc.	58,790	$1,151,696
Howard Hughes Holdings, Inc.(b)	12,517	905,855
Invitation Homes, Inc.	40,144	1,057,393
Iron Mountain, Inc.	12,107	1,311,551
Jones Lang LaSalle, Inc.(b)(c)	3,164	998,400
Kilroy Realty Corp.(c)	26,276	783,550
Kimco Realty Corp.	52,965	1,247,326
Lamar Advertising Co., Class A(c)	8,248	1,136,080
Lineage, Inc.(c)	28,867	1,169,691
Medical Properties Trust, Inc.(c)	207,792	1,196,882
Mid-America Apartment Communities, Inc.	8,028	1,074,628
Millrose Properties, Inc.(c)	33,338	1,045,480
National Storage Affiliates Trust	35,822	1,254,486
NNN REIT, Inc.(c)	26,761	1,212,809
Omega Healthcare Investors, Inc.	24,364	1,176,050
Park Hotels & Resorts, Inc.(c)	98,701	1,116,308
Prologis, Inc.	8,168	1,164,512
Public Storage	3,892	1,195,078
Rayonier, Inc.	48,423	1,040,610
Realty Income Corp.	18,630	1,248,210
Regency Centers Corp.	15,739	1,243,381
Rexford Industrial Realty, Inc.(c)	25,601	959,269
SBA Communications Corp., Class A	5,525	1,111,409
Simon Property Group, Inc.	5,871	1,196,803
STAG Industrial, Inc.	27,936	1,095,650
Sun Communities, Inc.(c)	8,660	1,181,744
UDR, Inc.(c)	29,937	1,122,638
Ventas, Inc.(c)	13,791	1,188,233
VICI Properties, Inc.	37,904	1,145,080
Vornado Realty Trust(c)	30,401	838,460
W.P. Carey, Inc.(c)	16,304	1,217,094
Welltower, Inc.	5,776	1,196,325
Weyerhaeuser Co.	45,952	1,127,203
Zillow Group, Inc., Class C(b)	14,076	628,071
		69,675,435
Utilities-8.87%
AES Corp. (The)	111,620	1,928,794
Alliant Energy Corp.(c)	24,065	1,740,862
Ameren Corp.	16,057	1,818,937
American Electric Power Co., Inc.(c)	13,675	1,829,989
American Water Works Co., Inc.(c)	12,012	1,633,992
Atmos Energy Corp.	9,348	1,746,113
Brookfield Renewable Corp. (Canada)(c)	39,972	1,708,004
CenterPoint Energy, Inc.(c)	41,843	1,820,171
Clearway Energy, Inc., Class C	47,828	1,832,291
CMS Energy Corp.	22,407	1,749,314
Consolidated Edison, Inc.	16,339	1,838,464
Constellation Energy Corp.	4,140	1,365,703
Dominion Energy, Inc.	26,860	1,695,940
	Shares	Value
Utilities-(continued)
DTE Energy Co.	11,956	$1,772,357
Duke Energy Corp.	13,660	1,787,411
Edison International	26,961	2,015,065
Entergy Corp.	16,756	1,794,735
Essential Utilities, Inc.	41,483	1,658,076
Evergy, Inc.	21,299	1,781,874
Eversource Energy	23,143	1,763,728
Exelon Corp.	36,253	1,793,436
FirstEnergy Corp.	35,452	1,813,724
IDACORP, Inc.(c)	12,423	1,788,539
MDU Resources Group, Inc.	79,551	1,645,115
National Fuel Gas Co.(c)	18,927	1,722,925
NextEra Energy, Inc.	19,237	1,803,854
NiSource, Inc.(c)	37,467	1,772,189
NRG Energy, Inc.	9,166	1,640,347
OGE Energy Corp.(c)	36,662	1,801,571
PG&E Corp.	105,456	2,003,664
Pinnacle West Capital Corp.(c)	18,013	1,806,704
PPL Corp.	46,685	1,819,781
Public Service Enterprise Group, Inc.	19,784	1,702,809
Sempra	17,560	1,690,501
Southern Co. (The)	18,450	1,796,661
Talen Energy Corp.(b)	4,242	1,573,655
UGI Corp.(c)	41,073	1,536,541
Vistra Corp.	8,943	1,555,098
WEC Energy Group, Inc.(c)	15,110	1,767,266
Xcel Energy, Inc.	20,918	1,743,724
		70,059,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $636,354,007)		789,457,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.09%
Invesco Private Government Fund, 3.64%(d)(f)(g)	39,010,534	39,010,534
Invesco Private Prime Fund, 3.81%(d)(f)(g)	95,956,124	95,984,911
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,995,445)		134,995,445
TOTAL INVESTMENTS IN SECURITIES-117.01% (Cost $771,349,452)		924,452,731
OTHER ASSETS LESS LIABILITIES-(17.01)%		(134,373,089)
NET ASSETS-100.00%		$790,079,642

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$614,452	$29,607	$(279,341)	$73,981	$17,437	$456,136	$7,623
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	15,219,295	(15,219,295)	-	-	-	11,740
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,769,093	123,228,245	(105,986,804)	-	-	39,010,534	486,678 *
Invesco Private Prime Fund	56,997,559	229,867,544	(190,880,042)	(4,256)	4,106	95,984,911	1,316,965 *
Total	$79,381,104	$368,344,691	$(312,365,482)	$69,725	$21,543	$135,451,581	$1,823,006

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 Concentrated QVM ETF (QVMT)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-10.51%
AT&T, Inc.	100,961	$2,827,918
Fox Corp., Class A	2,864	161,358
Netflix, Inc.(b)	63,315	6,093,435
Verizon Communications, Inc.	47,973	2,405,366
Walt Disney Co. (The)	18,799	1,993,446
		13,481,523
Consumer Discretionary-4.44%
Aptiv PLC(b)	2,490	183,115
Best Buy Co., Inc.	2,409	149,286
eBay, Inc.	6,548	594,951
Expedia Group, Inc.	1,264	272,632
Ford Motor Co.	53,821	758,338
General Motors Co.	11,918	938,066
Ralph Lauren Corp.	503	182,388
TJX Cos., Inc. (The)	12,162	1,966,109
Ulta Beauty, Inc.(b)	484	331,438
Williams-Sonoma, Inc.	1,545	317,729
		5,694,052
Consumer Staples-6.24%
Archer-Daniels-Midland Co.	6,642	458,564
Bunge Global S.A.	2,201	265,551
Dollar Tree, Inc.(b)	2,535	320,627
Kroger Co. (The)	7,730	527,495
Monster Beverage Corp.(b)	8,968	764,970
Tyson Foods, Inc., Class A	3,130	203,419
Walmart, Inc.	42,752	5,470,118
		8,010,744
Energy-5.64%
Baker Hughes Co., Class A	11,824	771,634
Chevron Corp.	21,916	4,093,032
Marathon Petroleum Corp.	4,184	829,311
Phillips 66	4,543	701,121
Valero Energy Corp.	4,127	844,549
		7,239,647
Financials-23.75%
Allstate Corp. (The)	4,159	892,189
American International Group, Inc.	6,067	488,333
Ameriprise Financial, Inc.	1,026	482,343
Arch Capital Group Ltd.(b)	4,507	451,376
Assurant, Inc.	597	137,065
Bank of New York Mellon Corp. (The)	7,068	841,799
Berkshire Hathaway, Inc., Class B(b)	11,968	6,043,242
Chubb Ltd.	3,712	1,265,272
Cincinnati Financial Corp.	1,930	316,481
Citigroup, Inc.	19,402	2,137,906
Citizens Financial Group, Inc.	4,546	273,624
CME Group, Inc., Class A	4,018	1,283,751
Globe Life, Inc.	1,069	155,282
Hartford Insurance Group, Inc. (The)	3,931	553,603
Invesco Ltd.(c)	5,279	138,627
Loews Corp.	2,340	257,447
Mastercard, Inc., Class A	10,086	5,216,580
Principal Financial Group, Inc.	2,124	202,672
Progressive Corp. (The)	6,151	1,314,223
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	1,743	$266,818
Regions Financial Corp.	8,766	243,958
Synchrony Financial	4,224	291,921
T. Rowe Price Group, Inc.	2,437	230,613
Travelers Cos., Inc. (The)	2,924	902,463
Visa, Inc., Class A	18,022	5,769,563
W.R. Berkley Corp.	4,451	319,137
		30,476,288
Health Care-10.75%
Cencora, Inc.	3,355	1,248,530
Cigna Group (The)	3,215	931,771
CVS Health Corp.	16,931	1,352,787
Gilead Sciences, Inc.	18,734	2,790,429
Humana, Inc.	1,270	241,986
Incyte Corp.(b)	2,325	235,453
Johnson & Johnson	26,960	6,697,673
Solventum Corp.(b)	1,958	145,283
Universal Health Services, Inc., Class B	717	147,774
		13,791,686
Industrials-16.52%
3M Co.	7,013	1,159,389
C.H. Robinson Worldwide, Inc.	1,513	280,283
Caterpillar, Inc.	4,867	3,615,354
Delta Air Lines, Inc.	7,759	509,766
EMCOR Group, Inc.	595	431,149
GE Vernova, Inc.	2,588	2,260,877
General Dynamics Corp.	2,829	1,010,094
General Electric Co.	15,375	5,262,248
Howmet Aerospace, Inc.	4,763	1,250,430
Huntington Ingalls Industries, Inc.	436	193,811
Jacobs Solutions, Inc.	1,469	202,516
Johnson Controls International PLC	8,432	1,216,738
RTX Corp.	15,677	3,176,474
Snap-on, Inc.	531	204,552
United Airlines Holdings, Inc.(b)	3,911	415,739
		21,189,420
Information Technology-18.61%
Apple, Inc.	21,055	5,562,310
AppLovin Corp., Class A(b)	3,125	1,358,656
Cisco Systems, Inc.	45,898	3,647,055
Corning, Inc.	8,450	1,270,711
Fortinet, Inc.(b)	6,794	536,930
Hewlett Packard Enterprise Co.	13,110	281,472
Intel Corp.(b)	47,947	2,186,863
Jabil, Inc.	1,274	337,597
KLA Corp.	1,670	2,545,998
Lam Research Corp.	16,139	3,774,751
NetApp, Inc.	2,256	223,412
Skyworks Solutions, Inc.(d)	1,538	91,634
Teledyne Technologies, Inc.(b)	490	333,739
Trimble, Inc.(b)	2,692	180,014
Western Digital Corp.	5,512	1,541,706
		23,872,848
Materials-2.60%
CF Industries Holdings, Inc.	2,143	213,314
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 Concentrated QVM ETF (QVMT)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Corteva, Inc.	7,318	$586,318
DuPont de Nemours, Inc.	4,577	229,033
Mosaic Co. (The)	4,689	130,542
Newmont Corp.	16,730	2,174,900
		3,334,107
Utilities-0.91%
Evergy, Inc.	2,765	231,320
Exelon Corp.	10,980	543,181
NRG Energy, Inc.	2,216	396,575
		1,171,076
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $119,393,876)		128,261,391
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.07%
Invesco Private Government Fund, 3.64%(c)(e)(f)	25,723	$25,723
Invesco Private Prime Fund, 3.81%(c)(e)(f)	66,871	66,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,614)		92,614
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $119,486,490)		128,354,005
OTHER ASSETS LESS LIABILITIES-(0.04)%		(48,034)
NET ASSETS-100.00%		$128,305,971

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Invesco Ltd.	$259,856	$114,757	$(288,234)	$(23,244)	$75,492	$138,627	$4,429
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,905,452	(1,905,452)	-	-	-	1,068
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,149,350	12,887,439	(14,011,066)	-	-	25,723	7,494 *
Invesco Private Prime Fund	2,965,464	15,926,606	(18,824,963)	(91)	(125)	66,891	18,689 *
Total	$4,374,670	$30,834,254	$(35,029,715)	$(23,335)	$75,367	$231,241	$31,680

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at February 28, 2026.
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® High Beta ETF (SPHB)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.81%
Meta Platforms, Inc., Class A	8,636	$5,597,683
Trade Desk, Inc. (The), Class A(b)	222,522	5,300,474
Warner Bros. Discovery, Inc.(b)	250,888	7,067,515
		17,965,672
Consumer Discretionary-13.82%
Amazon.com, Inc.(b)	26,825	5,633,250
Best Buy Co., Inc.	87,909	5,447,721
Carnival Corp.	219,723	6,932,261
Carvana Co.(b)(c)	27,223	9,096,838
Deckers Outdoor Corp.(b)	45,514	5,337,427
DoorDash, Inc., Class A(b)	30,324	5,351,276
Expedia Group, Inc.	26,025	5,613,332
MGM Resorts International(b)(c)	155,924	5,747,359
Norwegian Cruise Line Holdings Ltd.(b)	317,863	7,879,824
Ralph Lauren Corp.	16,043	5,817,192
Royal Caribbean Cruises Ltd.	19,113	5,943,378
Tapestry, Inc.	34,997	5,440,983
Tesla, Inc.(b)	21,254	8,554,947
Williams-Sonoma, Inc.	26,735	5,498,053
		88,293,841
Consumer Staples-0.94%
Estee Lauder Cos., Inc. (The), Class A	54,572	5,973,997
Energy-2.15%
APA Corp.	228,047	6,925,787
Texas Pacific Land Corp.	13,051	6,842,509
		13,768,296
Financials-15.63%
American Express Co.(c)	15,226	4,703,311
Apollo Global Management, Inc.(c)	52,421	5,483,237
Ares Management Corp., Class A	48,199	5,398,770
Blackstone, Inc., Class A	45,971	5,211,732
Block, Inc., Class A(b)	122,549	7,806,371
Capital One Financial Corp.	27,907	5,459,726
Coinbase Global, Inc., Class A(b)(c)	56,755	9,980,367
Corpay, Inc.(b)	17,040	5,539,704
Global Payments, Inc.	72,034	5,507,720
Goldman Sachs Group, Inc. (The)	5,730	4,925,335
Interactive Brokers Group, Inc., Class A	89,239	6,352,924
Invesco Ltd.(d)	233,434	6,129,977
KKR & Co., Inc., Class A	68,830	6,035,014
Morgan Stanley	30,377	5,058,074
Robinhood Markets, Inc., Class A(b)	134,920	10,233,682
Synchrony Financial	87,651	6,057,561
		99,883,505
Health Care-3.69%
Align Technology, Inc.(b)	25,953	4,933,665
Charles River Laboratories International, Inc.(b)	32,950	5,881,245
GE HealthCare Technologies, Inc.	68,658	5,785,810
Moderna, Inc.(b)(c)	130,470	6,989,278
		23,589,998
Industrials-11.38%
Comfort Systems USA, Inc.	5,190	7,418,431
	Shares	Value
Industrials-(continued)
Delta Air Lines, Inc.	107,589	$7,068,597
Eaton Corp. PLC	13,842	5,203,485
EMCOR Group, Inc.	6,715	4,865,823
Emerson Electric Co.	33,289	5,018,317
GE Vernova, Inc.	8,222	7,182,739
Generac Holdings, Inc.(b)	25,671	5,785,473
Parker-Hannifin Corp.	5,345	5,394,067
Southwest Airlines Co.	106,577	5,249,983
Stanley Black & Decker, Inc.	73,525	6,359,177
United Airlines Holdings, Inc.(b)	75,975	8,076,143
United Rentals, Inc.(c)	6,066	5,095,440
		72,717,675
Information Technology-40.24%
Advanced Micro Devices, Inc.(b)	38,666	7,741,320
Amphenol Corp., Class A	36,418	5,319,213
Analog Devices, Inc.	19,251	6,849,313
Apple, Inc.	18,916	4,997,229
Applied Materials, Inc.	19,834	7,384,198
AppLovin Corp., Class A(b)	19,023	8,270,630
Arista Networks, Inc.(b)	46,379	6,191,597
Broadcom, Inc.	21,136	6,754,009
Cadence Design Systems, Inc.(b)	17,584	5,299,818
CrowdStrike Holdings, Inc., Class A(b)	14,703	5,469,222
Datadog, Inc., Class A(b)	40,415	4,524,863
Dell Technologies, Inc., Class C	59,450	8,803,356
EPAM Systems, Inc.(b)	28,981	4,086,321
Hewlett Packard Enterprise Co.	276,304	5,932,247
Intel Corp.(b)	127,217	5,802,367
Jabil, Inc.	22,364	5,926,236
Keysight Technologies, Inc.(b)	22,931	7,047,384
KLA Corp.	4,879	7,438,279
Lam Research Corp.	33,961	7,943,138
Microchip Technology, Inc.	112,728	8,414,018
Micron Technology, Inc.	22,072	9,101,831
Monolithic Power Systems, Inc.	7,472	8,538,553
NetApp, Inc.	49,474	4,899,410
NVIDIA Corp.	38,035	6,739,422
NXP Semiconductors N.V. (Netherlands)	29,490	6,694,525
ON Semiconductor Corp.(b)	111,717	7,426,946
Oracle Corp.	36,417	5,295,032
Palantir Technologies, Inc., Class A(b)	61,257	8,403,848
QUALCOMM, Inc.	42,869	6,102,831
Seagate Technology Holdings PLC	15,355	6,262,383
ServiceNow, Inc.(b)	51,499	5,562,407
Skyworks Solutions, Inc.(c)	109,179	6,504,885
Super Micro Computer, Inc.(b)(c)	255,510	8,275,969
Synopsys, Inc.(b)	12,525	5,185,350
Teradyne, Inc.	23,682	7,578,950
Texas Instruments, Inc.	23,942	5,078,338
Trimble, Inc.(b)	85,093	5,690,169
Western Digital Corp.	26,848	7,509,386
Zebra Technologies Corp., Class A(b)	27,299	6,113,884
		257,158,877
Materials-5.38%
Albemarle Corp.	38,634	6,902,737
Dow, Inc.	174,041	5,348,280
DuPont de Nemours, Inc.	107,277	5,368,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Freeport-McMoRan, Inc.	101,310	$6,897,185
LyondellBasell Industries N.V., Class A	87,730	5,046,229
Smurfit WestRock PLC	102,104	4,799,909
		34,362,481
Utilities-3.86%
Constellation Energy Corp.	25,928	8,553,129
NRG Energy, Inc.	42,698	7,641,234
Vistra Corp.	48,759	8,478,702
		24,673,065
Total Common Stocks & Other Equity Interests (Cost $638,395,564)		638,387,407
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $382,883)	382,883	382,883
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $638,778,447)		638,770,290
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.28%
Invesco Private Government Fund, 3.64%(d)(e)(f)	20,272,582	$20,272,582
Invesco Private Prime Fund, 3.81%(d)(e)(f)	39,025,358	39,037,066
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,309,648)		59,309,648
TOTAL INVESTMENTS IN SECURITIES-109.24% (Cost $698,088,095)		698,079,938
OTHER ASSETS LESS LIABILITIES-(9.24)%		(59,045,501)
NET ASSETS-100.00%		$639,034,437

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$4,168,622	$5,799,434	$(4,582,844)	$78,883	$665,882	$6,129,977	$95,538
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,608,739	(3,225,856)	-	-	382,883	8,102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,351,474	68,996,448	(57,075,340)	-	-	20,272,582	87,144 *
Invesco Private Prime Fund	23,478,915	133,592,070	(118,033,998)	(1,110)	1,189	39,037,066	230,105 *
Total	$35,999,011	$211,996,691	$(182,918,038)	$77,773	$667,071	$65,822,508	$420,889

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
February 28, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 High Dividend Growers ETF (DIVG)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.41%
Comcast Corp., Class A	4,173	$129,196
Omnicom Group, Inc.	1,395	118,980
		248,176
Consumer Discretionary-3.96%
D.R. Horton, Inc.	219	35,125
Domino’s Pizza, Inc.	122	49,106
Garmin Ltd.	194	49,049
Lennar Corp., Class A	463	52,949
NIKE, Inc., Class B	1,044	64,916
Starbucks Corp.	1,123	110,076
Williams-Sonoma, Inc.	229	47,094
		408,315
Consumer Staples-14.66%
Altria Group, Inc.	2,891	199,595
Brown-Forman Corp., Class B	3,799	109,639
Conagra Brands, Inc.	12,266	236,120
General Mills, Inc.	2,936	132,795
Hormel Foods Corp.	6,118	156,621
Kroger Co. (The)	929	63,395
Lamb Weston Holdings, Inc.	1,257	60,575
McCormick & Co., Inc.	1,254	89,084
Mondelez International, Inc., Class A	1,557	95,880
PepsiCo, Inc.	876	148,692
Philip Morris International, Inc.	678	126,671
Procter & Gamble Co. (The)	554	92,629
		1,511,696
Energy-11.74%
Baker Hughes Co., Class A	1,228	80,139
Chevron Corp.	861	160,801
ConocoPhillips	1,095	124,239
Coterra Energy, Inc.	4,794	146,649
Devon Energy Corp.	2,432	105,865
Diamondback Energy, Inc.	592	103,055
EOG Resources, Inc.	978	121,350
Marathon Petroleum Corp.	315	62,436
ONEOK, Inc.	2,342	193,847
Williams Cos., Inc. (The)	1,508	112,678
		1,211,059
Financials-21.59%
Aflac, Inc.	572	64,596
American Express Co.	100	30,890
American International Group, Inc.	823	66,243
Bank of America Corp.	1,297	64,629
Bank of New York Mellon Corp. (The)	547	65,148
BlackRock, Inc.	53	56,351
Citigroup, Inc.	721	79,447
Citizens Financial Group, Inc.	1,967	118,394
Fifth Third Bancorp	2,427	120,064
Franklin Resources, Inc.	7,061	187,399
Goldman Sachs Group, Inc. (The)	77	66,187
Huntington Bancshares, Inc.	6,837	114,861
JPMorgan Chase & Co.	190	57,057
KeyCorp	7,593	157,479
M&T Bank Corp.	474	102,848
	Shares	Value
Financials-(continued)
Morgan Stanley	483	$80,424
Northern Trust Corp.	548	78,413
Principal Financial Group, Inc.	1,359	129,676
Prudential Financial, Inc.	1,524	149,931
Regions Financial Corp.	4,931	137,230
State Street Corp.	729	93,764
Synchrony Financial	706	48,792
Truist Financial Corp.	3,180	156,806
		2,226,629
Health Care-10.33%
AbbVie, Inc.	382	88,655
Amgen, Inc.	352	136,632
Bristol-Myers Squibb Co.	3,719	231,954
Cigna Group (The)	214	62,021
Elevance Health, Inc.	183	58,560
Merck & Co., Inc.	1,367	169,262
Pfizer, Inc.	7,805	215,808
UnitedHealth Group, Inc.	210	61,587
Zoetis, Inc.	309	40,510
		1,064,989
Industrials-5.33%
Automatic Data Processing, Inc.	230	49,303
Fastenal Co.	1,179	54,281
FedEx Corp.	313	121,131
General Electric Co.	59	20,193
Illinois Tool Works, Inc.	290	84,283
Northrop Grumman Corp.	72	52,155
Paychex, Inc.	820	76,793
Snap-on, Inc.	238	91,683
		549,822
Information Technology-3.04%
Accenture PLC, Class A	319	66,582
Analog Devices, Inc.	214	76,139
Applied Materials, Inc.	138	51,377
HP, Inc.	4,826	91,646
Monolithic Power Systems, Inc.	24	27,426
		313,170
Materials-3.81%
LyondellBasell Industries N.V., Class A	6,828	392,747
Real Estate-10.19%
American Tower Corp.	586	112,430
Equinix, Inc.	91	88,658
Essex Property Trust, Inc.	444	113,269
Invitation Homes, Inc.	4,527	119,241
Iron Mountain, Inc.	917	99,338
Mid-America Apartment Communities, Inc.	1,047	140,151
Prologis, Inc.	988	140,859
SBA Communications Corp., Class A	399	80,263
VICI Properties, Inc.	5,184	156,609
		1,050,818
Utilities-12.92%
AES Corp. (The)	10,907	188,473
Alliant Energy Corp.(b)	1,356	98,093
American Water Works Co., Inc.	505	68,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	369	$68,925
CMS Energy Corp.	1,242	96,963
Entergy Corp.	817	87,509
Evergy, Inc.	1,395	116,706
Eversource Energy	1,749	133,291
NextEra Energy, Inc.	1,123	105,304
NiSource, Inc.	1,846	87,316
Public Service Enterprise Group, Inc.	1,119	96,312
WEC Energy Group, Inc.	837	97,896
Xcel Energy, Inc.	1,050	87,528
		1,333,011
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $9,112,594)		10,310,432
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.95%
Invesco Private Government Fund, 3.64%(c)(d)(e)	27,270	$27,270
Invesco Private Prime Fund, 3.81%(c)(d)(e)	70,669	70,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,960)		97,960
TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $9,210,554)		10,408,392
OTHER ASSETS LESS LIABILITIES-(0.93)%		(96,126)
NET ASSETS-100.00%		$10,312,266

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$138,589	$(138,589)	$-	$-	$-	$119
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,685	957,858	(989,273)	-	-	27,270	960 *
Invesco Private Prime Fund	152,761	1,957,803	(2,039,838)	(11)	(25)	70,690	2,603 *
Total	$211,446	$3,054,250	$(3,167,700)	$(11)	$(25)	$97,960	$3,682

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-8.94%
AT&T, Inc.	2,609,490	$73,091,815
Comcast Corp., Class A	2,065,953	63,961,905
Omnicom Group, Inc.	627,209	53,494,655
Verizon Communications, Inc.	2,337,599	117,207,214
		307,755,589
Consumer Discretionary-1.17%
Genuine Parts Co.	337,472	40,246,911
Consumer Staples-20.15%
Altria Group, Inc.	1,588,747	109,687,093
Campbell’s Co. (The)(b)	2,931,816	79,012,441
Clorox Co. (The)	605,743	77,026,280
Conagra Brands, Inc.	5,609,332	107,979,641
General Mills, Inc.(b)	1,623,855	73,446,961
Hormel Foods Corp.(b)	2,749,378	70,384,077
Kimberly-Clark Corp.	685,370	76,377,633
Kraft Heinz Co. (The)	4,042,115	99,476,450
		693,390,576
Energy-12.74%
Chevron Corp.	369,363	68,982,234
Coterra Energy, Inc.	1,715,200	52,467,968
EOG Resources, Inc.	477,153	59,205,144
Exxon Mobil Corp.	341,395	52,062,737
Kinder Morgan, Inc.	2,034,865	67,699,959
ONEOK, Inc.(b)	1,014,579	83,976,704
Williams Cos., Inc. (The)	722,680	53,998,650
		438,393,396
Financials-14.32%
Fifth Third Bancorp(b)	854,078	42,251,239
Franklin Resources, Inc.	2,909,305	77,212,955
Huntington Bancshares, Inc.	2,612,611	43,891,865
Principal Financial Group, Inc.	526,018	50,192,638
Prudential Financial, Inc.	599,559	58,984,614
Regions Financial Corp.	1,820,475	50,663,819
T. Rowe Price Group, Inc.(b)	641,607	60,715,270
Truist Financial Corp.	1,159,636	57,181,651
U.S. Bancorp	945,802	51,697,537
		492,791,588
Health Care-5.05%
Bristol-Myers Squibb Co.	1,162,349	72,495,707
Pfizer, Inc.	3,661,386	101,237,323
		173,733,030
Industrials-1.31%
Paychex, Inc.	481,577	45,099,686
	Shares	Value
Materials-2.80%
Amcor PLC(b)	1,988,881	$96,321,507
Real Estate-19.96%
BXP, Inc.(b)	1,036,409	59,676,430
Crown Castle, Inc.	841,855	75,379,697
Extra Space Storage, Inc.	469,623	70,927,162
Healthpeak Properties, Inc.	5,418,221	95,794,147
Kimco Realty Corp.	3,268,537	76,974,046
Public Storage	219,776	67,484,419
Realty Income Corp.	1,269,786	85,075,662
UDR, Inc.	1,703,247	63,871,762
VICI Properties, Inc.	3,036,137	91,721,699
		686,905,024
Utilities-13.50%
Dominion Energy, Inc.	1,026,512	64,813,968
DTE Energy Co.	344,222	51,027,469
Duke Energy Corp.	413,900	54,158,815
Evergy, Inc.	663,957	55,546,643
Eversource Energy	859,469	65,500,132
Exelon Corp.	1,119,387	55,376,075
FirstEnergy Corp.	1,138,891	58,265,664
Pinnacle West Capital Corp.	595,195	59,698,058
		464,386,824
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,268,176,584)		3,439,024,131
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.86%
Invesco Private Government Fund, 3.64%(c)(d)(e)	45,572,938	45,572,938
Invesco Private Prime Fund, 3.81%(c)(d)(e)	156,189,977	156,236,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $201,809,772)		201,809,772
TOTAL INVESTMENTS IN SECURITIES-105.80% (Cost $3,469,986,356)		3,640,833,903
OTHER ASSETS LESS LIABILITIES-(5.80)%		(199,685,957)
NET ASSETS-100.00%		$3,441,147,946

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$42,798,489	$(42,798,489)	$-	$-	$-	$40,387
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,405,144	396,342,867	(384,175,073)	-	-	45,572,938	727,766 *
Invesco Private Prime Fund	86,880,541	890,892,693	(821,539,287)	(5,015)	7,902	156,236,834	2,017,550 *
Total	$120,285,685	$1,330,034,049	$(1,248,512,849)	$(5,015)	$7,902	$201,809,772	$2,785,703

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Low Volatility ETF (SPLV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-0.86%
AT&T, Inc.	2,546,112	$71,316,597
Consumer Discretionary-4.93%
AutoZone, Inc.(b)	18,832	70,725,083
Home Depot, Inc. (The)	179,552	68,359,037
McDonald’s Corp.	276,769	94,394,835
O’Reilly Automotive, Inc.(b)	825,734	77,519,908
TJX Cos., Inc. (The)	601,233	97,195,327
		408,194,190
Consumer Staples-11.23%
Altria Group, Inc.(c)	1,157,861	79,938,723
Church & Dwight Co., Inc.	724,789	76,001,375
Coca-Cola Co. (The)	1,186,166	96,743,699
Colgate-Palmolive Co.	780,730	77,401,572
Costco Wholesale Corp.	76,740	77,568,025
General Mills, Inc.	1,439,500	65,108,585
Mondelez International, Inc., Class A	1,192,491	73,433,596
Monster Beverage Corp.(b)	880,164	75,077,989
PepsiCo, Inc.	432,248	73,369,775
Procter & Gamble Co. (The)	546,754	91,417,269
Sysco Corp.	802,511	73,156,903
Tyson Foods, Inc., Class A	1,095,596	71,202,784
		930,420,295
Energy-0.90%
Kinder Morgan, Inc.	2,229,069	74,161,126
Financials-17.41%
Aflac, Inc.	687,092	77,593,300
Aon PLC, Class A	242,598	81,384,351
Bank of New York Mellon Corp. (The)	596,411	71,032,550
Berkshire Hathaway, Inc., Class B(b)	179,526	90,651,654
Cboe Global Markets, Inc.	282,791	84,758,118
Chubb Ltd.	255,457	87,075,073
Cincinnati Financial Corp.	429,308	70,397,926
CME Group, Inc., Class A	287,757	91,938,361
Hartford Insurance Group, Inc. (The)	550,796	77,568,601
Intercontinental Exchange, Inc.	562,097	92,256,981
Jack Henry & Associates, Inc.	432,028	70,187,269
Loews Corp.	797,114	87,698,482
Marsh & McLennan Cos., Inc.	447,192	83,508,634
Mastercard, Inc., Class A	132,051	68,298,098
Travelers Cos., Inc. (The)	255,127	78,742,397
Visa, Inc., Class A(c)	216,288	69,242,440
W.R. Berkley Corp.(c)	1,006,423	72,160,529
Willis Towers Watson PLC	286,704	87,493,460
		1,441,988,224
Health Care-7.45%
Cencora, Inc.	204,848	76,232,135
Edwards Lifesciences Corp.(b)	893,143	77,230,075
Johnson & Johnson	359,728	89,367,227
McKesson Corp.	76,085	75,124,046
Medtronic PLC	759,365	74,159,586
Quest Diagnostics, Inc.(c)	336,076	71,217,865
STERIS PLC	291,225	73,490,629
Stryker Corp.	206,874	80,155,400
		616,976,963
	Shares	Value
Industrials-13.11%
AMETEK, Inc.	306,850	$73,404,657
Automatic Data Processing, Inc.	373,382	80,038,166
Broadridge Financial Solutions, Inc.(c)	444,985	82,709,362
Cintas Corp.	384,233	77,280,783
CSX Corp.	1,693,471	72,294,277
General Dynamics Corp.	220,310	78,661,686
Illinois Tool Works, Inc.	240,462	69,885,471
L3Harris Technologies, Inc.	211,974	77,273,002
Norfolk Southern Corp.	228,399	71,886,301
Republic Services, Inc.	392,232	89,821,128
Rollins, Inc.(c)	1,164,396	70,900,072
Union Pacific Corp.	279,368	74,026,933
Veralto Corp.	810,573	78,974,127
Waste Management, Inc.	366,151	88,183,807
		1,085,339,772
Information Technology-1.88%
Motorola Solutions, Inc.	169,509	81,747,410
Roper Technologies, Inc.	211,920	74,114,782
		155,862,192
Materials-2.11%
Ecolab, Inc.	262,005	80,789,242
Linde PLC	184,793	93,889,627
		174,678,869
Real Estate-14.28%
AvalonBay Communities, Inc.	412,347	73,080,259
Camden Property Trust	693,204	75,101,721
Equity Residential	1,109,798	70,150,332
Federal Realty Investment Trust	671,665	73,057,002
Healthpeak Properties, Inc.	4,128,861	72,998,262
Invitation Homes, Inc.	2,807,070	73,938,224
Kimco Realty Corp.	3,318,732	78,156,139
Mid-America Apartment Communities, Inc.	590,873	79,094,260
Public Storage	247,691	76,055,998
Realty Income Corp.	1,505,349	100,858,383
Regency Centers Corp.	1,126,196	88,969,484
UDR, Inc.(c)	1,825,387	68,452,013
Ventas, Inc.(c)	899,968	77,541,243
VICI Properties, Inc.	3,226,382	97,469,000
Welltower, Inc.	374,293	77,523,566
		1,182,445,886
Utilities-25.84%
Alliant Energy Corp.(c)	1,430,186	103,459,655
Ameren Corp.	941,372	106,638,620
American Electric Power Co., Inc.(c)	726,448	97,213,271
American Water Works Co., Inc.(c)	571,144	77,692,718
Atmos Energy Corp.	564,982	105,532,988
CenterPoint Energy, Inc.	2,475,981	107,705,174
CMS Energy Corp.	1,329,917	103,826,620
Consolidated Edison, Inc.	781,967	87,986,927
Dominion Energy, Inc.	1,174,305	74,145,618
DTE Energy Co.	703,191	104,241,034
Duke Energy Corp.	799,889	104,665,476
Entergy Corp.	787,366	84,334,772
Evergy, Inc.	1,269,323	106,191,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	2,062,991	$102,056,165
FirstEnergy Corp.	1,764,424	90,267,932
NiSource, Inc.(c)	1,868,643	88,386,814
Pinnacle West Capital Corp.(c)	1,037,764	104,087,729
PPL Corp.	2,600,215	101,356,381
Public Service Enterprise Group, Inc.	985,059	84,784,028
Southern Co. (The)	1,111,082	108,197,165
WEC Energy Group, Inc.(c)	913,388	106,829,860
Xcel Energy, Inc.	1,089,367	90,809,633
		2,140,410,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $7,640,002,855)		8,281,794,256
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.92%
Invesco Private Government Fund, 3.64%(d)(e)(f)	67,164,169	$67,164,169
Invesco Private Prime Fund, 3.81%(d)(e)(f)	174,233,000	174,285,270
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $241,449,439)		241,449,439
TOTAL INVESTMENTS IN SECURITIES-102.92% (Cost $7,881,452,294)		8,523,243,695
OTHER ASSETS LESS LIABILITIES-(2.92)%		(241,468,066)
NET ASSETS-100.00%		$8,281,775,629

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$80,393,658	$(80,393,658)	$-	$-	$-	$102,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,881,090	405,932,801	(424,649,722)	-	-	67,164,169	741,853 *
Invesco Private Prime Fund	223,435,518	930,630,987	(979,780,920)	(19,385)	19,070	174,285,270	2,030,143 *
Total	$309,316,608	$1,416,957,446	$(1,484,824,300)	$(19,385)	$19,070	$241,449,439	$2,874,861

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Momentum ETF (SPMO)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-14.30%
AT&T, Inc.	7,834,353	$219,440,228
Fox Corp., Class A	198,383	11,176,898
Fox Corp., Class B	120,784	6,248,156
Live Nation Entertainment, Inc.(b)(c)	150,583	24,415,528
Meta Platforms, Inc., Class A	1,589,547	1,030,312,574
Netflix, Inc.(b)	5,315,800	511,592,592
Take-Two Interactive Software, Inc.(b)	149,108	31,533,360
TKO Group Holdings, Inc.	63,268	14,163,807
T-Mobile US, Inc.	338,537	73,492,997
		1,922,376,140
Consumer Discretionary-4.36%
Booking Holdings, Inc.	29,529	125,183,766
Carnival Corp.	956,603	30,180,825
Darden Restaurants, Inc.(c)	92,392	19,758,029
DoorDash, Inc., Class A(b)	563,451	99,432,198
eBay, Inc.	472,909	42,968,512
Hilton Worldwide Holdings, Inc.	148,072	46,165,888
O’Reilly Automotive, Inc.(b)	717,118	67,323,038
Ralph Lauren Corp.	37,348	13,542,385
Royal Caribbean Cruises Ltd.(c)	295,973	92,035,764
Tapestry, Inc.	316,781	49,249,942
		585,840,347
Consumer Staples-7.12%
Altria Group, Inc.(c)	1,605,674	110,855,733
Kroger Co. (The)(c)	437,815	29,876,496
Philip Morris International, Inc.	1,461,582	273,067,365
Walmart, Inc.(c)	4,239,899	542,495,077
		956,294,671
Energy-1.38%
EQT Corp.(c)	508,263	31,217,514
Expand Energy Corp.	183,708	19,825,767
Kinder Morgan, Inc.	1,616,948	53,795,860
Williams Cos., Inc. (The)	1,082,621	80,893,441
		185,732,582
Financials-20.05%
Bank of New York Mellon Corp. (The)	863,488	102,841,421
BlackRock, Inc.	95,626	101,672,432
Capital One Financial Corp.	427,308	83,598,537
Cboe Global Markets, Inc.	84,672	25,377,892
Charles Schwab Corp. (The)	1,737,889	165,447,033
Citigroup, Inc.	1,490,288	164,214,835
CME Group, Inc., Class A	485,971	155,267,734
Globe Life, Inc.	80,509	11,694,737
Goldman Sachs Group, Inc. (The)	229,786	197,517,152
Interactive Brokers Group, Inc., Class A	591,529	42,110,949
Intercontinental Exchange, Inc.	423,320	69,479,512
JPMorgan Chase & Co.	2,301,428	691,118,828
Morgan Stanley	879,875	146,507,986
Nasdaq, Inc.	446,570	39,110,601
Northern Trust Corp.	175,367	25,093,264
Raymond James Financial, Inc.(c)	153,959	23,568,044
State Street Corp.	210,687	27,098,562
Visa, Inc., Class A	1,325,082	424,211,751
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.(c)	218,574	$15,671,756
Wells Fargo & Co.	2,242,620	182,661,399
		2,694,264,425
Health Care-2.84%
Boston Scientific Corp.(b)	1,446,085	111,131,632
Cardinal Health, Inc.	298,359	68,392,834
Gilead Sciences, Inc.	1,270,696	189,270,169
Insulet Corp.(b)	50,854	12,541,105
		381,335,740
Industrials-12.58%
Axon Enterprise, Inc.(b)	100,859	54,705,922
Deere & Co.	210,521	132,567,179
Fastenal Co.	862,528	39,710,789
GE Vernova, Inc.	415,280	362,788,608
General Electric Co.	1,021,221	349,523,100
Howmet Aerospace, Inc.	483,170	126,846,620
Johnson Controls International PLC	561,537	81,029,789
Parker-Hannifin Corp.	78,162	78,879,527
Quanta Services, Inc.(c)	114,055	64,222,089
Republic Services, Inc.	133,893	30,661,497
RTX Corp.	1,078,944	218,615,633
Trane Technologies PLC	151,443	70,015,128
TransDigm Group, Inc.	39,435	51,375,524
United Airlines Holdings, Inc.(b)	282,560	30,036,128
		1,690,977,533
Information Technology-31.67%
Amphenol Corp., Class A	1,198,196	175,008,508
Broadcom, Inc.	3,791,164	1,211,466,456
Cisco Systems, Inc.	3,976,464	315,969,829
Corning, Inc.	769,354	115,695,455
CrowdStrike Holdings, Inc., Class A(b)	263,183	97,898,812
F5, Inc.(b)	55,783	15,137,275
Fortinet, Inc.(b)	584,553	46,197,224
International Business Machines Corp.	675,201	162,190,032
Jabil, Inc.	131,612	34,875,864
NVIDIA Corp.	6,739,258	1,194,129,125
Oracle Corp.	1,652,635	240,293,129
Palantir Technologies, Inc., Class A(b)	3,468,835	475,889,474
Seagate Technology Holdings PLC	167,792	68,432,289
TE Connectivity PLC (Switzerland)	210,734	48,500,430
Teledyne Technologies, Inc.(b)	35,679	24,300,967
Trimble, Inc.(b)	204,443	13,671,103
VeriSign, Inc.	78,412	17,873,231
		4,257,529,203
Materials-0.28%
Corteva, Inc.	475,427	38,091,211
Real Estate-1.63%
CBRE Group, Inc., Class A(b)	213,360	31,504,738
Ventas, Inc.(c)	322,797	27,812,189
Welltower, Inc.	772,306	159,960,019
		219,276,946
Utilities-3.69%
Ameren Corp.	247,347	28,019,468
Atmos Energy Corp.	131,731	24,606,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	739,102	$32,150,937
Constellation Energy Corp.	229,530	75,717,356
Entergy Corp.	505,774	54,173,453
Evergy, Inc.	203,073	16,989,087
Exelon Corp.	765,653	37,876,854
NiSource, Inc.	497,822	23,546,981
NRG Energy, Inc.	225,426	40,342,237
PPL Corp.	561,275	21,878,500
Vistra Corp.	368,678	64,109,417
WEC Energy Group, Inc.(c)	307,951	36,017,949
Xcel Energy, Inc.	488,667	40,735,281
		496,163,554
Total Common Stocks & Other Equity Interests (Cost $12,441,942,737)		13,427,882,352
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $8,438,465)	8,438,465	8,438,465
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $12,450,381,202)		13,436,320,817
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.17%
Invesco Private Government Fund, 3.64%(d)(e)(f)	43,835,275	$43,835,275
Invesco Private Prime Fund, 3.81%(d)(e)(f)	113,802,558	113,836,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $157,671,974)		157,671,974
TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $12,608,053,176)		13,593,992,791
OTHER ASSETS LESS LIABILITIES-(1.13)%		(152,155,894)
NET ASSETS-100.00%		$13,441,836,897

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,323,939	$88,198,808	$(92,084,282)	$-	$-	$8,438,465	$166,267
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,839,575	432,149,680	(428,153,980)	-	-	43,835,275	479,599 *
Invesco Private Prime Fund	103,419,667	901,482,098	(891,070,971)	(6,986)	12,891	113,836,699	1,263,963 *
Total	$155,583,181	$1,421,830,586	$(1,411,309,233)	$(6,986)	$12,891	$166,110,439	$1,909,829

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
February 28, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 QVM Multi-factor ETF (QVML)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-10.90%
Alphabet, Inc., Class C	265,572	$82,707,088
AT&T, Inc.	207,115	5,801,291
Charter Communications, Inc., Class A(b)	2,454	575,782
Comcast Corp., Class A	96,984	3,002,625
Electronic Arts, Inc.	6,085	1,220,468
Fox Corp., Class A	8,491	478,383
Live Nation Entertainment, Inc.(b)(c)	4,183	678,231
Meta Platforms, Inc., Class A	58,490	37,912,048
Netflix, Inc.(b)	133,595	12,857,183
News Corp., Class A	14,075	341,882
Omnicom Group, Inc.	8,276	705,860
Paramount Skydance Corp.(c)	11,413	154,190
Take-Two Interactive Software, Inc.(b)	4,784	1,011,720
TKO Group Holdings, Inc.	1,971	441,248
T-Mobile US, Inc.	14,091	3,059,015
Verizon Communications, Inc.	117,891	5,911,055
Walt Disney Co. (The)	46,860	4,969,034
Warner Bros. Discovery, Inc.(b)	54,640	1,539,209
		163,366,312
Consumer Discretionary-8.65%
Airbnb, Inc., Class A(b)	10,687	1,443,921
Amazon.com, Inc.(b)	264,254	55,493,340
Aptiv PLC(b)	6,091	447,932
Best Buy Co., Inc.	5,780	358,187
Carnival Corp.	28,942	913,120
D.R. Horton, Inc.	7,709	1,236,446
Darden Restaurants, Inc.	3,280	701,428
Deckers Outdoor Corp.(b)	3,564	417,950
DoorDash, Inc., Class A(b)	9,050	1,597,053
eBay, Inc.	12,439	1,130,208
Expedia Group, Inc.	3,020	651,384
Ford Motor Co.	105,105	1,480,929
Garmin Ltd.	4,127	1,043,429
General Motors Co.	23,535	1,852,440
Genuine Parts Co.	3,918	467,261
Home Depot, Inc. (The)	27,389	10,427,540
Las Vegas Sands Corp.	8,971	508,835
Lennar Corp., Class A	6,691	765,183
lululemon athletica, Inc.(b)	3,018	558,843
MGM Resorts International(b)	5,393	198,786
NIKE, Inc., Class B	31,688	1,970,360
Norwegian Cruise Line Holdings Ltd.(b)	11,964	296,588
NVR, Inc.(b)	85	639,012
O’Reilly Automotive, Inc.(b)	25,080	2,354,510
Pool Corp.	1,073	243,764
PulteGroup, Inc.	5,349	733,883
Ralph Lauren Corp.	1,209	438,383
Ross Stores, Inc.	8,617	1,772,000
Royal Caribbean Cruises Ltd.	7,029	2,185,738
Tapestry, Inc.	5,270	819,327
Tesla, Inc.(b)	72,341	29,117,976
TJX Cos., Inc. (The)	29,627	4,789,501
Tractor Supply Co.	14,912	773,038
Ulta Beauty, Inc.(b)	1,112	761,486
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.	3,311	$680,907
Wynn Resorts Ltd.	2,430	262,902
		129,533,590
Consumer Staples-5.90%
Altria Group, Inc.	45,964	3,173,355
Archer-Daniels-Midland Co.	13,612	939,772
Brown-Forman Corp., Class B	5,993	172,958
Bunge Global S.A.	4,095	494,062
Campbell’s Co. (The)	5,953	160,433
Church & Dwight Co., Inc.	6,952	728,987
Coca-Cola Co. (The)	109,532	8,933,430
Colgate-Palmolive Co.	22,738	2,254,245
Conagra Brands, Inc.	13,543	260,703
Constellation Brands, Inc., Class A	3,687	582,030
Costco Wholesale Corp.	12,541	12,676,317
Dollar General Corp.	5,229	816,979
Dollar Tree, Inc.(b)	4,731	598,377
Estee Lauder Cos., Inc. (The), Class A	6,026	659,666
General Mills, Inc.	15,480	700,160
Hershey Co. (The)	4,200	992,376
Hormel Foods Corp.	7,985	204,416
J.M. Smucker Co. (The)	3,189	369,765
Kenvue, Inc.	52,985	1,013,073
Keurig Dr Pepper, Inc.	34,848	1,055,197
Kimberly-Clark Corp.	9,531	1,062,135
Kraft Heinz Co. (The)	25,053	616,554
Kroger Co. (The)	18,144	1,238,147
Lamb Weston Holdings, Inc.	4,002	192,856
McCormick & Co., Inc.	7,498	532,658
Molson Coors Beverage Co., Class B	4,647	227,656
Mondelez International, Inc., Class A	37,617	2,316,455
Monster Beverage Corp.(b)	19,649	1,676,060
PepsiCo, Inc.	36,934	6,269,177
Philip Morris International, Inc.	44,438	8,302,352
Procter & Gamble Co. (The)	67,223	11,239,686
Sysco Corp.	13,428	1,224,096
Target Corp.	11,815	1,344,429
Tyson Foods, Inc., Class A	8,129	528,304
Walmart, Inc.	115,981	14,839,769
		88,396,635
Energy-3.61%
APA Corp.	9,411	285,812
Baker Hughes Co., Class A	27,972	1,825,453
Chevron Corp.	52,157	9,740,841
ConocoPhillips	31,139	3,533,031
Coterra Energy, Inc.	21,240	649,732
Devon Energy Corp.	17,094	744,102
Diamondback Energy, Inc.	4,864	846,725
EOG Resources, Inc.	14,348	1,780,300
EQT Corp.	18,115	1,112,623
Expand Energy Corp.	6,954	750,476
Exxon Mobil Corp.	111,919	17,067,648
Halliburton Co.	21,470	772,920
Kinder Morgan, Inc.	54,550	1,814,879
Marathon Petroleum Corp.	8,359	1,656,837
Occidental Petroleum Corp.	19,918	1,057,247
ONEOK, Inc.	16,877	1,396,909
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Phillips 66	10,463	$1,614,755
SLB Ltd.	36,764	1,887,464
Targa Resources Corp.	5,604	1,321,423
Valero Energy Corp.	8,471	1,733,505
Williams Cos., Inc. (The)	33,468	2,500,729
		54,093,411
Financials-13.05%
Aflac, Inc.	13,464	1,520,490
Allstate Corp. (The)	7,574	1,624,774
American Express Co.	14,366	4,437,657
American International Group, Inc.	14,135	1,137,726
Ameriprise Financial, Inc.	2,346	1,102,902
Aon PLC, Class A	6,094	2,044,354
Apollo Global Management, Inc.	11,075	1,158,445
Arch Capital Group Ltd.(b)	10,343	1,035,851
Arthur J. Gallagher & Co.	7,168	1,635,738
Assurant, Inc.	1,485	340,941
Bank of America Corp.	183,138	9,125,767
Bank of New York Mellon Corp. (The)	18,139	2,160,355
Berkshire Hathaway, Inc., Class B(b)	51,975	26,244,776
BlackRock, Inc.	3,804	4,044,527
Blackstone, Inc., Class A	18,754	2,126,141
Block, Inc., Class A(b)	15,749	1,003,211
Brown & Brown, Inc.(c)	8,546	613,774
Capital One Financial Corp.	16,022	3,134,544
Cboe Global Markets, Inc.	2,956	885,972
Charles Schwab Corp. (The)	44,941	4,278,383
Chubb Ltd.	10,078	3,435,187
Cincinnati Financial Corp.	4,389	719,708
Citigroup, Inc.	46,625	5,137,609
Citizens Financial Group, Inc.	10,870	654,265
CME Group, Inc., Class A	10,364	3,311,298
Coinbase Global, Inc., Class A(b)(c)	6,186	1,087,808
Corpay, Inc.(b)	1,821	592,007
Erie Indemnity Co., Class A	799	215,283
Everest Group Ltd.	1,221	409,633
FactSet Research Systems, Inc.	1,089	236,106
Fifth Third Bancorp	16,450	813,781
Fiserv, Inc.(b)	13,628	848,888
Franklin Resources, Inc.	8,245	218,822
Global Payments, Inc.	6,467	494,467
Globe Life, Inc.	2,233	324,366
Goldman Sachs Group, Inc. (The)	7,655	6,580,008
Hartford Insurance Group, Inc. (The)	8,052	1,133,963
Huntington Bancshares, Inc.	40,831	685,961
Interactive Brokers Group, Inc., Class A	11,790	839,330
Intercontinental Exchange, Inc.	15,278	2,507,578
Invesco Ltd.(d)	11,534	302,883
Jack Henry & Associates, Inc.	1,976	321,021
JPMorgan Chase & Co.	75,136	22,563,341
KeyCorp	23,636	490,211
Loews Corp.	4,868	535,577
M&T Bank Corp.	3,954	857,939
Marsh & McLennan Cos., Inc.	13,564	2,532,941
Mastercard, Inc., Class A	22,835	11,810,490
MetLife, Inc.	14,555	1,048,979
Moody’s Corp.	4,286	2,046,951
Morgan Stanley	31,106	5,179,460
Nasdaq, Inc.	12,373	1,083,627
	Shares	Value
Financials-(continued)
Northern Trust Corp.	4,977	$712,159
PayPal Holdings, Inc.	26,588	1,228,631
PNC Financial Services Group, Inc. (The)	9,868	2,095,470
Principal Financial Group, Inc.	5,442	519,276
Progressive Corp. (The)	16,380	3,499,751
Prudential Financial, Inc.	9,136	898,800
Raymond James Financial, Inc.	4,533	693,912
Regions Financial Corp.	23,079	642,289
Robinhood Markets, Inc., Class A(b)	19,903	1,509,643
S&P Global, Inc.	8,634	3,815,192
State Street Corp.	7,129	916,932
Synchrony Financial	9,270	640,650
T. Rowe Price Group, Inc.(c)	6,113	578,473
Travelers Cos., Inc. (The)	6,431	1,984,864
Truist Financial Corp.	32,848	1,619,735
U.S. Bancorp	38,782	2,119,824
Visa, Inc., Class A	47,201	15,110,928
W.R. Berkley Corp.	9,638	691,045
Wells Fargo & Co.	82,357	6,707,978
Willis Towers Watson PLC	2,719	829,757
		195,491,125
Health Care-9.53%
Abbott Laboratories	49,704	5,783,060
Agilent Technologies, Inc.	8,252	1,001,628
Align Technology, Inc.(b)	1,664	316,326
Amgen, Inc.	16,011	6,214,830
Baxter International, Inc.	14,546	296,302
Becton, Dickinson and Co.	7,611	1,343,189
Biogen, Inc.(b)	4,083	783,201
Bio-Techne Corp.	4,589	270,751
Boston Scientific Corp.(b)	44,185	3,395,617
Bristol-Myers Squibb Co.	53,216	3,319,082
Cardinal Health, Inc.	6,943	1,591,544
Cencora, Inc.	5,712	2,125,664
Centene Corp.(b)	13,359	599,552
Charles River Laboratories International, Inc.(b)	1,248	222,756
Cigna Group (The)	7,670	2,222,919
Cooper Cos., Inc. (The)(b)	5,468	457,508
CVS Health Corp.	35,122	2,806,248
Danaher Corp.	17,068	3,595,204
DaVita, Inc.(b)	1,093	170,836
Dexcom, Inc.(b)	10,284	755,154
Edwards Lifesciences Corp.(b)	16,463	1,423,556
Elevance Health, Inc.	6,064	1,940,480
Eli Lilly and Co.	23,289	24,499,795
GE HealthCare Technologies, Inc.	11,752	990,341
Gilead Sciences, Inc.	34,939	5,204,164
HCA Healthcare, Inc.	4,839	2,563,218
Henry Schein, Inc.(b)	2,808	231,351
Hologic, Inc.(b)	6,342	477,933
Humana, Inc.	3,241	617,540
IDEXX Laboratories, Inc.(b)	2,331	1,530,838
Incyte Corp.(b)	5,089	515,363
Insulet Corp.(b)	2,131	525,526
IQVIA Holdings, Inc.(b)	4,884	873,308
Johnson & Johnson	65,284	16,218,504
Labcorp Holdings, Inc.	2,342	677,119
McKesson Corp.	3,677	3,630,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Medtronic PLC	36,444	$3,559,121
Merck & Co., Inc.	72,827	9,017,439
Moderna, Inc.(b)(c)	8,882	475,809
Molina Healthcare, Inc.(b)	1,386	213,513
Pfizer, Inc.	154,481	4,271,400
Quest Diagnostics, Inc.	3,297	698,667
Regeneron Pharmaceuticals, Inc.	2,979	2,328,595
ResMed, Inc.	4,043	1,036,059
Revvity, Inc.(c)	3,228	317,345
Solventum Corp.(b)	4,357	323,289
STERIS PLC	2,770	699,010
Stryker Corp.	9,822	3,805,632
Thermo Fisher Scientific, Inc.	10,557	5,501,358
UnitedHealth Group, Inc.	24,695	7,242,303
Universal Health Services, Inc., Class B	1,697	349,752
Viatris, Inc.	30,411	454,036
Waters Corp.(b)	1,668	532,726
West Pharmaceutical Services, Inc.	2,094	532,588
Zimmer Biomet Holdings, Inc.	5,835	574,397
Zoetis, Inc.	13,063	1,712,559
		142,836,564
Industrials-8.67%
3M Co.	15,037	2,485,917
A.O. Smith Corp.	3,033	236,574
Allegion PLC	2,538	408,999
AMETEK, Inc.	6,188	1,480,293
Automatic Data Processing, Inc.	10,850	2,325,806
Axon Enterprise, Inc.(b)	2,025	1,098,360
Broadridge Financial Solutions, Inc.	3,310	615,230
Builders FirstSource, Inc.(b)	3,257	339,672
C.H. Robinson Worldwide, Inc.	3,243	600,766
Caterpillar, Inc.	11,922	8,856,019
Cintas Corp.	9,324	1,875,336
Copart, Inc.(b)	24,024	915,074
CSX Corp.	48,280	2,061,073
Cummins, Inc.	3,567	2,082,664
Deere & Co.	6,787	4,273,842
Delta Air Lines, Inc.	16,168	1,062,238
Dover Corp.	3,536	797,368
Eaton Corp. PLC	10,367	3,897,163
EMCOR Group, Inc.	1,192	863,747
Emerson Electric Co.	14,881	2,243,311
Equifax, Inc.	3,421	714,852
Expeditors International of Washington, Inc.	3,601	522,253
Fastenal Co.	30,788	1,417,479
FedEx Corp.	5,727	2,216,349
Fortive Corp.	9,310	551,152
GE Vernova, Inc.	6,157	5,378,755
Generac Holdings, Inc.(b)	1,475	332,421
General Dynamics Corp.	6,870	2,452,933
General Electric Co.	30,300	10,370,478
Honeywell International, Inc.	17,288	4,211,184
Howmet Aerospace, Inc.	11,665	3,062,412
Hubbell, Inc.	1,398	715,259
Huntington Ingalls Industries, Inc.	1,127	500,974
Illinois Tool Works, Inc.	7,082	2,058,242
J.B. Hunt Transport Services, Inc.	1,943	453,516
Jacobs Solutions, Inc.	3,385	466,656
Johnson Controls International PLC	17,857	2,576,765
	Shares	Value
Industrials-(continued)
L3Harris Technologies, Inc.	4,959	$1,807,754
Leidos Holdings, Inc.	3,539	619,679
Lennox International, Inc.	991	564,811
Lockheed Martin Corp.	5,466	3,597,065
Nordson Corp.	1,534	450,137
Norfolk Southern Corp.	6,069	1,910,157
Northrop Grumman Corp.	3,796	2,749,746
Old Dominion Freight Line, Inc.	4,319	876,973
PACCAR, Inc.	13,255	1,671,323
Parker-Hannifin Corp.	3,374	3,404,973
Paycom Software, Inc.	1,372	172,639
Pentair PLC	4,645	460,738
Quanta Services, Inc.	4,070	2,291,736
Republic Services, Inc.	5,762	1,319,498
Rockwell Automation, Inc.	2,965	1,208,089
Rollins, Inc.	8,437	513,729
RTX Corp.	36,384	7,372,126
Snap-on, Inc.	1,468	565,503
Southwest Airlines Co.	12,859	633,434
Stanley Black & Decker, Inc.	3,984	344,576
Textron, Inc.	4,950	488,317
Trane Technologies PLC	6,394	2,956,074
Uber Technologies, Inc.(b)	59,030	4,452,043
Union Pacific Corp.	15,889	4,210,267
United Airlines Holdings, Inc.(b)	8,457	898,979
United Parcel Service, Inc., Class B	19,256	2,232,926
United Rentals, Inc.	1,763	1,480,920
Veralto Corp.	7,192	700,717
W.W. Grainger, Inc.	1,139	1,303,847
Wabtec Corp.	4,519	1,192,790
Xylem, Inc.	6,719	870,514
		129,843,212
Information Technology-33.12%
Accenture PLC, Class A	15,565	3,248,727
Adobe, Inc.(b)	10,770	2,826,156
Advanced Micro Devices, Inc.(b)	43,290	8,667,091
Akamai Technologies, Inc.(b)	4,226	415,796
Amphenol Corp., Class A	33,680	4,919,301
Analog Devices, Inc.	12,726	4,527,783
Apple, Inc.	400,874	105,902,893
Applied Materials, Inc.	19,993	7,443,394
AppLovin Corp., Class A(b)	6,279	2,729,921
Arista Networks, Inc.(b)	27,690	3,696,615
Autodesk, Inc.(b)	5,873	1,443,994
Broadcom, Inc.	124,186	39,683,636
CDW Corp.	3,590	440,278
Cisco Systems, Inc.	103,097	8,192,088
Cognizant Technology Solutions Corp., Class A	12,396	798,674
Corning, Inc.	18,941	2,848,348
CrowdStrike Holdings, Inc., Class A(b)	6,649	2,473,295
Dell Technologies, Inc., Class C	7,930	1,174,274
EPAM Systems, Inc.(b)	1,447	204,027
F5, Inc.(b)	1,520	412,467
First Solar, Inc.(b)	3,073	605,996
Fortinet, Inc.(b)	17,582	1,389,505
Gartner, Inc.(b)	2,105	330,906
Gen Digital, Inc.	14,781	333,607
GoDaddy, Inc., Class A(b)	3,798	331,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Hewlett Packard Enterprise Co.	30,871	$662,800
HP, Inc.	25,503	484,301
Intel Corp.(b)	118,203	5,391,239
International Business Machines Corp.	24,987	6,002,127
Intuit, Inc.	7,277	2,976,511
Jabil, Inc.	2,694	713,883
Keysight Technologies, Inc.(b)	4,354	1,338,115
KLA Corp.	3,406	5,192,617
Lam Research Corp.	31,870	7,454,074
Micron Technology, Inc.	27,248	11,236,258
Microsoft Corp.	206,369	81,049,361
Monolithic Power Systems, Inc.	1,247	1,424,997
Motorola Solutions, Inc.	4,521	2,180,297
NetApp, Inc.	5,274	522,284
NVIDIA Corp.	634,601	112,444,951
NXP Semiconductors N.V. (Netherlands)	5,792	1,314,842
ON Semiconductor Corp.(b)	10,406	691,791
Oracle Corp.	40,745	5,924,323
Palantir Technologies, Inc., Class A(b)	55,256	7,580,571
Palo Alto Networks, Inc.(b)	17,909	2,667,008
PTC, Inc.(b)	3,379	529,118
Qnity Electronics, Inc.	5,521	699,842
QUALCOMM, Inc.	27,075	3,854,397
Roper Technologies, Inc.	2,993	1,046,742
Salesforce, Inc.	22,701	4,421,928
Sandisk Corp.(b)	3,602	2,288,567
Seagate Technology Holdings PLC	5,371	2,190,509
ServiceNow, Inc.(b)	26,937	2,909,465
Skyworks Solutions, Inc.(c)	3,965	236,235
Super Micro Computer, Inc.(b)(c)	13,850	448,601
Synopsys, Inc.(b)	4,414	1,827,396
TE Connectivity PLC (Switzerland)	7,459	1,716,689
Teledyne Technologies, Inc.(b)	1,232	839,115
Teradyne, Inc.	3,855	1,233,716
Texas Instruments, Inc.	22,864	4,849,683
Trimble, Inc.(b)	6,626	443,081
Tyler Technologies, Inc.(b)	1,224	434,141
VeriSign, Inc.	2,417	550,931
Western Digital Corp.	8,481	2,372,136
Workday, Inc., Class A(b)	5,831	779,954
Zebra Technologies Corp., Class A(b)	1,307	292,716
		496,257,118
Materials-2.03%
Albemarle Corp.	3,122	557,808
Avery Dennison Corp.	2,087	409,782
Ball Corp.	7,961	534,422
CF Industries Holdings, Inc.	4,818	479,584
Corteva, Inc.	19,135	1,533,096
Dow, Inc.	19,314	593,519
DuPont de Nemours, Inc.	11,544	577,662
Ecolab, Inc.	7,424	2,289,190
Freeport-McMoRan, Inc.	36,085	2,456,667
International Flavors & Fragrances, Inc.	7,635	627,826
International Paper Co.	14,914	649,505
Linde PLC	13,303	6,758,988
LyondellBasell Industries N.V., Class A	7,950	457,284
Martin Marietta Materials, Inc.	1,637	1,107,545
Mosaic Co. (The)	9,022	251,172
Newmont Corp.	28,730	3,734,900
	Shares	Value
Materials-(continued)
Nucor Corp.	6,068	$1,073,308
Packaging Corp. of America	2,532	587,779
PPG Industries, Inc.	6,104	752,440
Sherwin-Williams Co. (The)	6,647	2,410,136
Smurfit WestRock PLC	14,040	660,020
Steel Dynamics, Inc.	3,704	715,354
Vulcan Materials Co.	3,615	1,120,650
		30,338,637
Real Estate-1.61%
AvalonBay Communities, Inc.	4,098	726,289
Camden Property Trust	3,038	329,137
CBRE Group, Inc., Class A(b)	8,250	1,218,195
CoStar Group, Inc.(b)	12,073	538,818
Digital Realty Trust, Inc.	8,737	1,548,196
Equity Residential	9,922	627,170
Essex Property Trust, Inc.	1,886	481,137
Extra Space Storage, Inc.	5,914	893,191
Federal Realty Investment Trust	2,306	250,824
Healthpeak Properties, Inc.	20,774	367,284
Host Hotels & Resorts, Inc.	18,010	352,816
Invitation Homes, Inc.	17,096	450,309
Kimco Realty Corp.	19,167	451,383
Mid-America Apartment Communities, Inc.	3,301	441,872
Prologis, Inc.	25,026	3,567,957
Public Storage	4,398	1,350,450
Realty Income Corp.	25,236	1,690,812
Regency Centers Corp.	4,896	386,784
Simon Property Group, Inc.	9,092	1,853,404
Ventas, Inc.	12,800	1,102,848
VICI Properties, Inc.	30,059	908,082
Welltower, Inc.	19,834	4,108,018
Weyerhaeuser Co.	19,707	483,413
		24,128,389
Utilities-2.83%
AES Corp. (The)	20,101	347,345
Alliant Energy Corp.(c)	7,761	561,431
Ameren Corp.	7,986	904,654
American Electric Power Co., Inc.	15,778	2,111,412
American Water Works Co., Inc.	5,505	748,845
Atmos Energy Corp.	4,609	860,915
CenterPoint Energy, Inc.	19,471	846,989
CMS Energy Corp.	9,009	703,333
Consolidated Edison, Inc.	10,300	1,158,956
Constellation Energy Corp.	8,559	2,823,443
Dominion Energy, Inc.	25,052	1,581,783
DTE Energy Co.	5,941	880,694
Duke Energy Corp.	23,006	3,010,335
Edison International	10,703	799,942
Entergy Corp.	12,664	1,356,441
Evergy, Inc.	6,855	573,489
Eversource Energy	10,278	783,286
Exelon Corp.	29,855	1,476,927
FirstEnergy Corp.	15,496	792,775
NextEra Energy, Inc.	59,366	5,566,750
NiSource, Inc.	14,087	666,315
NRG Energy, Inc.	5,293	947,235
PG&E Corp.	63,789	1,211,991
Pinnacle West Capital Corp.	3,656	366,697
PPL Corp.	22,523	877,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	14,382	$1,237,859
Sempra	18,840	1,813,727
Southern Co. (The)	32,441	3,159,105
Vistra Corp.	9,364	1,628,306
WEC Energy Group, Inc.	9,448	1,105,038
Xcel Energy, Inc.	17,670	1,472,971
		42,376,936
Total Common Stocks & Other Equity Interests (Cost $1,093,998,162)		1,496,661,929
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $175,119)	175,119	175,119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,094,173,281)		1,496,837,048
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.32%
Invesco Private Government Fund, 3.64%(d)(e)(f)	1,306,316	$1,306,316
Invesco Private Prime Fund, 3.81%(d)(e)(f)	3,386,560	3,387,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,693,892)		4,693,892
TOTAL INVESTMENTS IN SECURITIES-100.23% (Cost $1,098,867,173)		1,501,530,940
OTHER ASSETS LESS LIABILITIES-(0.23)%		(3,385,198)
NET ASSETS-100.00%		$1,498,145,742

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$287,569	$23,851	$(65,211)	$32,948	$23,726	$302,883	$5,083
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	195,796	32,363,234	(32,383,911)	-	-	175,119	30,950
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,538,942	16,683,250	(18,915,876)	-	-	1,306,316	34,185 *
Invesco Private Prime Fund	9,892,909	33,540,207	(40,045,317)	(500)	277	3,387,576	91,183 *
Total	$13,915,216	$82,610,542	$(91,410,315)	$32,448	$24,003	$5,171,894	$161,401

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.17%
EchoStar Corp., Class A(b)(c)	12,476	$1,441,352
New York Times Co. (The), Class A	20,320	1,621,333
Nexstar Media Group, Inc., Class A(c)	3,511	881,331
Warner Music Group Corp., Class A	19,388	554,497
ZoomInfo Technologies, Inc., Class A(b)(c)	36,142	224,442
		4,722,955
Consumer Discretionary-10.24%
Abercrombie & Fitch Co., Class A(b)	5,727	560,101
Aramark	34,477	1,442,862
Autoliv, Inc. (Sweden)(c)	9,155	1,085,051
AutoNation, Inc.(b)	3,547	692,232
Bath & Body Works, Inc.	24,805	564,562
Boyd Gaming Corp.	7,937	660,596
Brunswick Corp.(c)	7,632	607,660
Burlington Stores, Inc.(b)	7,655	2,349,090
Chewy, Inc., Class A(b)	28,841	790,820
Columbia Sportswear Co.	3,272	202,668
Crocs, Inc.(b)	7,009	635,786
Dick’s Sporting Goods, Inc.(c)	8,282	1,686,464
Duolingo, Inc.(b)(c)	5,060	511,060
Five Below, Inc.(b)	6,745	1,507,710
Floor & Decor Holdings, Inc., Class A(b)(c)	14,554	1,005,536
GameStop Corp., Class A(b)(c)	55,174	1,325,831
Gap, Inc. (The)(c)	30,380	851,855
Gentex Corp.(c)	27,322	639,335
Goodyear Tire & Rubber Co. (The)(b)	36,435	300,589
Graham Holdings Co., Class B(c)	446	469,732
Grand Canyon Education, Inc.(b)	3,698	588,241
Harley-Davidson, Inc.	17,444	313,992
KB Home	8,929	567,706
Lear Corp.	6,744	885,150
Lithia Motors, Inc., Class A	3,055	854,117
Macy’s, Inc.	34,358	679,601
Mattel, Inc.(b)	42,815	725,714
Murphy USA, Inc.	2,305	900,656
Ollie’s Bargain Outlet Holdings, Inc.(b)	8,839	946,657
Penske Automotive Group, Inc.	2,312	364,186
Polaris, Inc.	6,711	407,626
PVH Corp.	7,094	486,648
Service Corp. International	19,017	1,600,851
Somnigroup International, Inc.	27,390	2,451,679
Taylor Morrison Home Corp., Class A(b)(c)	13,142	865,926
Texas Roadhouse, Inc.	9,222	1,686,427
Thor Industries, Inc.(c)	6,904	663,682
Toll Brothers, Inc.	13,034	2,049,466
TopBuild Corp.(b)	3,782	1,695,471
Travel + Leisure Co.	8,415	620,185
V.F. Corp.	39,426	765,653
Vail Resorts, Inc.(c)	4,842	657,592
Valvoline, Inc.(b)(c)	16,910	639,198
Visteon Corp.	3,573	341,829
Whirlpool Corp.(c)	7,284	498,444
Wyndham Hotels & Resorts, Inc.	10,007	818,573
YETI Holdings, Inc.(b)(c)	9,793	428,052
		41,392,862
	Shares	Value
Consumer Staples-5.13%
Albertson’s Cos., Inc., Class A(c)	57,006	$1,020,407
BJ’s Wholesale Club Holdings, Inc.(b)(c)	17,307	1,709,758
Boston Beer Co., Inc. (The), Class A(b)(c)	1,002	227,234
Casey’s General Stores, Inc.	5,236	3,589,749
Celsius Holdings, Inc.(b)(c)	19,462	1,043,358
Coca-Cola Consolidated, Inc.	7,919	1,602,806
Coty, Inc., Class A(b)	47,701	119,729
Darling Ingredients, Inc.(b)	21,798	1,158,782
e.l.f. Beauty, Inc.(b)(c)	7,557	695,622
Flowers Foods, Inc.(c)	27,558	272,273
Ingredion, Inc.	8,355	981,378
Maplebear, Inc.(b)	23,449	879,572
Marzetti Co. (The)	2,764	454,236
Performance Food Group Co.(b)	21,275	2,064,951
Pilgrim’s Pride Corp.	5,574	240,574
Post Holdings, Inc.(b)(c)	6,772	719,864
Sprouts Farmers Market, Inc.(b)	13,392	989,267
US Foods Holding Corp.(b)	30,846	2,980,032
		20,749,592
Energy-5.04%
Antero Midstream Corp.	43,651	981,275
Antero Resources Corp.(b)	37,901	1,395,136
Chord Energy Corp.	7,005	759,132
CNX Resources Corp.(b)(c)	17,646	737,250
DT Midstream, Inc.	13,793	1,915,020
HF Sinclair Corp.	22,034	1,101,920
Matador Resources Co.	14,275	733,735
Murphy Oil Corp.(c)	16,965	562,390
NOV, Inc.	45,393	919,662
Ovintiv, Inc.	33,264	1,682,826
PBF Energy, Inc., Class A	11,730	417,588
Permian Resources Corp.	88,848	1,625,030
Range Resources Corp.(c)	33,201	1,370,537
TechnipFMC PLC (United Kingdom)	52,930	3,509,788
Valaris Ltd.(b)	8,531	817,696
Viper Energy, Inc., Class A	19,893	925,820
Weatherford International PLC	8,698	917,291
		20,372,096
Financials-14.68%
Affiliated Managers Group, Inc.	3,596	1,101,023
Ally Financial, Inc.	34,225	1,349,834
American Financial Group, Inc.	9,430	1,254,001
Annaly Capital Management, Inc.(c)	86,060	2,000,034
Associated Banc-Corp	20,885	551,573
Bank OZK(c)	13,227	615,849
Brighthouse Financial, Inc.(b)(c)	7,521	451,110
Carlyle Group, Inc. (The)	31,294	1,626,975
CNO Financial Group, Inc.	12,777	534,206
Columbia Banking System, Inc.	37,573	1,068,952
Commerce Bancshares, Inc.	16,515	842,100
Cullen/Frost Bankers, Inc.	8,061	1,114,191
East West Bancorp, Inc.	16,859	1,845,218
Essent Group Ltd.	12,839	781,125
Euronet Worldwide, Inc.(b)(c)	5,080	353,314
Evercore, Inc., Class A	4,717	1,456,798
F.N.B. Corp.	44,770	760,642
Federated Hermes, Inc., Class B	9,461	529,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Fidelity National Financial, Inc.	35,350	$1,869,308
First American Financial Corp.	13,885	973,477
First Financial Bankshares, Inc.	16,891	522,439
First Horizon Corp.	62,548	1,488,017
FirstCash Holdings, Inc.(c)	5,129	988,820
Flagstar Bank N.A	36,959	469,010
Glacier Bancorp, Inc.(c)	16,207	737,256
Hamilton Lane, Inc., Class A	4,998	524,490
Hancock Whitney Corp.	10,287	676,988
Hanover Insurance Group, Inc. (The)	4,831	872,624
Home BancShares, Inc.	23,677	650,170
Houlihan Lokey, Inc.	6,957	1,139,348
International Bancshares Corp.(c)	6,530	438,228
Janus Henderson Group PLC	15,668	816,303
Jefferies Financial Group, Inc.	20,221	897,812
Kemper Corp.	8,330	269,226
Kinsale Capital Group, Inc.	2,967	1,156,151
MGIC Investment Corp.	29,693	787,755
Morningstar, Inc.	3,194	584,949
Old National Bancorp	42,885	990,644
Old Republic International Corp.	31,813	1,363,823
Pinnacle Financial Partners, Inc.	9,285	842,707
Primerica, Inc.	4,311	1,093,528
Prosperity Bancshares, Inc.	11,776	828,677
Reinsurance Group of America, Inc.	8,356	1,802,640
RenaissanceRe Holdings Ltd. (Bermuda)	6,099	1,844,704
RLI Corp.	12,013	748,650
SEI Investments Co.	12,019	977,385
Selective Insurance Group, Inc.	7,986	671,143
SLM Corp.	29,376	550,506
SouthState Bank Corp.	12,525	1,235,842
Starwood Property Trust, Inc.(c)	44,911	799,865
Stifel Financial Corp.	18,933	1,401,989
Texas Capital Bancshares, Inc.(b)	5,608	534,442
UMB Financial Corp.	8,811	1,021,019
United Bankshares, Inc.	17,634	728,284
Unum Group	21,099	1,513,431
Valley National Bancorp	60,627	764,507
Voya Financial, Inc.	12,331	824,697
Webster Financial Corp.	20,374	1,469,577
Western Alliance Bancorporation	12,796	1,027,775
Wintrust Financial Corp.	8,374	1,206,358
Zions Bancorporation N.A.	17,578	1,006,868
		59,348,288
Health Care-9.24%
Avantor, Inc.(b)(c)	91,448	827,604
BioMarin Pharmaceutical, Inc.(b)	26,323	1,624,919
Bio-Rad Laboratories, Inc., Class A(b)	2,478	689,974
Chemed Corp.	1,980	811,820
DENTSPLY SIRONA, Inc.(c)	25,533	374,825
Doximity, Inc., Class A(b)	20,484	502,473
Elanco Animal Health, Inc.(b)	71,441	1,886,042
Encompass Health Corp.	14,481	1,562,210
Ensign Group, Inc. (The)	8,060	1,726,210
Envista Holdings Corp.(b)(c)	20,686	604,238
Exelixis, Inc.(b)	38,108	1,679,039
Globus Medical, Inc., Class A(b)	15,368	1,467,029
Haemonetics Corp.(b)	5,913	374,411
Halozyme Therapeutics, Inc.(b)(c)	17,546	1,219,973
	Shares	Value
Health Care-(continued)
HealthEquity, Inc.(b)	12,506	$956,584
Hims & Hers Health, Inc.(b)(c)	28,537	414,357
Illumina, Inc.(b)	19,712	2,650,476
Jazz Pharmaceuticals PLC(b)	8,544	1,623,531
Lantheus Holdings, Inc.(b)(c)	8,663	648,945
LivaNova PLC(b)	7,152	504,931
Masimo Corp.(b)	6,194	1,086,118
Medpace Holdings, Inc.(b)	3,086	1,394,131
Neurocrine Biosciences, Inc.(b)	12,764	1,688,039
Option Care Health, Inc.(b)	20,077	651,700
Penumbra, Inc.(b)	4,966	1,710,241
Repligen Corp.(b)(c)	7,267	935,481
Roivant Sciences Ltd.(b)	58,221	1,684,916
Tenet Healthcare Corp.(b)	12,770	3,057,010
United Therapeutics Corp.(b)	5,967	3,006,771
		37,363,998
Industrials-25.59%
Acuity, Inc.	3,930	1,185,249
Advanced Drainage Systems, Inc.	9,590	1,643,151
AECOM	18,140	1,777,357
AeroVironment, Inc.(b)(c)	4,772	1,203,737
AGCO Corp.	7,992	1,090,908
Alaska Air Group, Inc.(b)(c)	12,570	648,612
American Airlines Group, Inc.(b)(c)	80,597	1,053,403
API Group Corp.(b)	48,268	2,145,995
Applied Industrial Technologies, Inc.	4,909	1,387,185
ATI, Inc.(b)	17,461	2,856,445
Brink’s Co. (The)	5,256	613,743
BWX Technologies, Inc.	11,979	2,467,434
CACI International, Inc., Class A(b)	2,995	1,827,459
Carlisle Cos., Inc.	5,364	2,117,546
Carpenter Technology Corp.	6,862	2,731,556
Chart Industries, Inc.(b)	5,772	1,196,536
Clean Harbors, Inc.(b)(c)	6,324	1,854,197
CNH Industrial N.V.(c)	112,251	1,380,687
Concentrix Corp.(c)	5,510	180,728
Core & Main, Inc., Class A(b)	21,861	1,183,992
Crane Co.	6,200	1,243,286
Curtiss-Wright Corp.	5,042	3,531,064
Donaldson Co., Inc.	14,962	1,387,875
EnerSys	4,678	777,250
ESAB Corp.	7,411	935,046
ExlService Holdings, Inc.(b)	20,717	647,406
Exponent, Inc.	6,731	489,882
Flowserve Corp.	16,724	1,480,408
Fluor Corp.(b)	21,053	1,101,282
Fortune Brands Innovations, Inc.	15,933	865,799
FTI Consulting, Inc.(b)(c)	4,092	672,807
GATX Corp.	4,482	825,450
Genpact Ltd.	20,274	805,283
Graco, Inc.	21,894	2,056,285
GXO Logistics, Inc.(b)(c)	14,333	900,542
Hexcel Corp.(c)	10,446	968,240
ITT, Inc.	11,001	2,226,712
KBR, Inc.	16,033	677,074
Kirby Corp.(b)	7,412	962,078
Knight-Swift Transportation Holdings, Inc.	18,995	1,195,165
Kratos Defense & Security Solutions, Inc.(b)(c)	21,983	1,894,495
Landstar System, Inc.	4,012	653,755
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Lincoln Electric Holdings, Inc.	7,037	$2,019,971
MasTec, Inc.(b)	7,543	2,247,965
Maximus, Inc.(c)	7,611	575,468
Middleby Corp. (The)(b)	5,146	868,954
MSA Safety, Inc.	4,912	959,854
MSC Industrial Direct Co., Inc., Class A	6,342	595,133
Mueller Industries, Inc.	14,189	1,673,734
Nextpower, Inc., Class A(b)	19,961	2,097,901
nVent Electric PLC	20,873	2,470,528
Oshkosh Corp.	8,151	1,385,833
Parsons Corp.(b)(c)	8,871	585,486
Paylocity Holding Corp.(b)	5,966	635,319
RB Global, Inc. (Canada)	23,391	2,361,555
RBC Bearings, Inc.(b)(c)	4,113	2,368,759
Regal Rexnord Corp.	8,318	1,838,112
Ryder System, Inc.	4,792	1,061,716
Science Applications International Corp.	5,279	487,041
Sensata Technologies Holding PLC	17,011	635,191
Simpson Manufacturing Co., Inc.	5,448	1,054,569
Sterling Infrastructure, Inc.(b)	4,157	1,779,736
Terex Corp.	7,657	526,725
Tetra Tech, Inc.	35,444	1,270,313
Timken Co. (The)	7,757	840,704
Toro Co. (The)	12,353	1,221,218
TransUnion	25,890	2,033,660
UFP Industries, Inc.	7,864	809,284
Valmont Industries, Inc.	2,531	1,164,083
Watsco, Inc.(c)	4,483	1,870,890
Watts Water Technologies, Inc., Class A	3,621	1,190,368
WESCO International, Inc.	6,184	1,790,268
Woodward, Inc.	8,161	3,156,348
XPO, Inc.(b)	14,638	3,080,860
		103,500,650
Information Technology-12.69%
Allegro MicroSystems, Inc.(b)	14,880	542,674
Amkor Technology, Inc.	11,623	555,812
AppFolio, Inc., Class A(b)	2,966	527,236
Arrow Electronics, Inc.(b)	6,294	957,695
ASGN, Inc.(b)(c)	5,577	239,253
Avnet, Inc.	10,398	684,604
Belden, Inc.	4,764	682,681
Bentley Systems, Inc., Class B(c)	20,111	735,057
BILL Holdings, Inc.(b)(c)	10,877	484,135
Cirrus Logic, Inc.(b)	6,434	907,966
Cognex Corp.	22,210	1,208,224
Coherent Corp.(b)	17,021	4,407,248
Crane NXT Co.	6,399	309,008
DocuSign, Inc.(b)	26,805	1,208,102
Dolby Laboratories, Inc., Class A	7,946	528,965
Dropbox, Inc., Class A(b)(c)	26,761	668,758
Dynatrace, Inc.(b)	38,848	1,395,420
Entegris, Inc.	16,249	2,152,180
Fabrinet (Thailand)(b)	4,194	2,288,372
Flex Ltd.(b)	40,512	2,553,066
Guidewire Software, Inc.(b)(c)	11,931	1,733,813
IPG Photonics Corp.(b)(c)	3,103	408,262
Kyndryl Holdings, Inc.(b)	28,579	352,379
Lattice Semiconductor Corp.(b)(c)	16,134	1,542,733
Littelfuse, Inc.	3,131	1,103,552
	Shares	Value
Information Technology-(continued)
Lumentum Holdings, Inc.(b)	8,162	$5,720,828
Manhattan Associates, Inc.(b)	8,031	1,087,638
MKS, Inc.	8,235	2,013,128
Okta, Inc.(b)(c)	19,674	1,426,365
Onto Innovation, Inc.(b)	5,484	1,183,941
Pegasystems, Inc.	10,877	475,651
Pure Storage, Inc., Class A(b)	49,363	3,170,092
Qualys, Inc.(b)	4,405	407,330
Rambus, Inc.(b)	12,668	1,262,493
Silicon Laboratories, Inc.(b)	3,778	772,714
Synaptics, Inc.(b)(c)	4,272	347,997
TD SYNNEX Corp.	9,853	1,545,049
Twilio, Inc., Class A(b)	19,406	2,347,350
Universal Display Corp.(c)	5,666	604,506
Vontier Corp.	19,272	788,610
		51,330,887
Materials-5.67%
Alcoa Corp.	31,865	1,978,179
AptarGroup, Inc.	9,233	1,326,874
Avient Corp.	11,832	485,940
Axalta Coating Systems Ltd.(b)	29,414	982,722
Cabot Corp.	6,388	486,382
Cleveland-Cliffs, Inc.(b)(c)	76,993	820,745
Commercial Metals Co.	13,507	990,063
Crown Holdings, Inc.	15,428	1,768,049
Eagle Materials, Inc.	4,255	952,269
Graphic Packaging Holding Co.(c)	42,358	518,038
Greif, Inc., Class A	3,377	245,407
Knife River Corp.(b)(c)	7,337	652,846
Louisiana-Pacific Corp.	7,852	665,379
MP Materials Corp.(b)(c)	18,913	1,113,408
NewMarket Corp.	1,016	636,026
Olin Corp.	14,746	374,106
Reliance, Inc.	6,693	2,112,579
Royal Gold, Inc.	10,348	3,102,227
RPM International, Inc.	17,342	1,979,069
Silgan Holdings, Inc.	11,859	569,825
Sonoco Products Co.	13,057	737,329
Westlake Corp.	4,028	424,471
		22,921,933
Real Estate-6.65%
Agree Realty Corp.	15,349	1,235,288
American Homes 4 Rent, Class A	44,669	1,340,070
Brixmor Property Group, Inc.	41,546	1,257,597
COPT Defense Properties	15,615	496,245
Cousins Properties, Inc.	22,762	527,168
CubeSmart	31,015	1,275,957
EastGroup Properties, Inc.	6,955	1,365,336
EPR Properties	10,364	615,725
Equity LifeStyle Properties, Inc.	26,630	1,788,471
First Industrial Realty Trust, Inc.	17,029	1,075,211
Gaming and Leisure Properties, Inc.	38,709	1,893,257
Healthcare Realty Trust, Inc.	48,432	893,570
Independence Realty Trust, Inc.(c)	31,333	519,188
Jones Lang LaSalle, Inc.(b)	6,130	1,934,321
Kilroy Realty Corp.(c)	15,136	451,356
Kite Realty Group Trust(c)	29,396	765,766
NNN REIT, Inc.	25,894	1,173,516
Omega Healthcare Investors, Inc.	40,095	1,935,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Park Hotels & Resorts, Inc.(c)	26,120	$295,417
Rayonier, Inc.	18,574	399,155
Rexford Industrial Realty, Inc.	31,697	1,187,687
Sabra Health Care REIT, Inc.(c)	32,410	666,026
STAG Industrial, Inc.	24,929	977,715
Vornado Realty Trust(c)	22,197	612,193
W.P. Carey, Inc.	29,423	2,196,427
		26,878,048
Utilities-3.82%
Black Hills Corp.	9,936	731,886
Essential Utilities, Inc.	39,331	1,572,060
IDACORP, Inc.(c)	7,452	1,072,864
National Fuel Gas Co.	11,956	1,088,355
New Jersey Resources Corp.	14,018	760,336
NorthWestern Energy Group, Inc.	8,325	582,417
OGE Energy Corp.	28,295	1,390,416
ONE Gas, Inc.(c)	8,613	753,121
Ormat Technologies, Inc.	7,978	827,319
Portland General Electric Co.(c)	15,322	826,775
Southwest Gas Holdings, Inc.	8,774	773,604
Spire, Inc.	8,380	767,692
Talen Energy Corp.(b)	6,613	2,453,225
TXNM Energy, Inc.(c)	12,498	737,632
UGI Corp.	29,772	1,113,770
		15,451,472
Total Common Stocks & Other Equity Interests (Cost $301,549,406)		404,032,781
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $132,371)	132,371	$132,371
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $301,681,777)		404,165,152
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.38%
Invesco Private Government Fund, 3.64%(d)(e)(f)	13,319,773	13,319,773
Invesco Private Prime Fund, 3.81%(d)(e)(f)	36,730,881	36,741,900
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,061,673)		50,061,673
TOTAL INVESTMENTS IN SECURITIES-112.33% (Cost $351,743,450)		454,226,825
OTHER ASSETS LESS LIABILITIES-(12.33)%		(49,865,740)
NET ASSETS-100.00%		$404,361,085

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,491,784	$(5,359,413)	$-	$-	$132,371	$2,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,347,836	$64,973,637	$(65,001,700)	$-	$-	$13,319,773	$214,280 *
Invesco Private Prime Fund	35,151,689	101,540,139	(99,949,303)	(2,454)	1,829	36,741,900	584,888 *
Total	$48,499,525	$172,005,560	$(170,310,416)	$(2,454)	$1,829	$50,194,044	$801,941

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P MidCap Low Volatility ETF (XMLV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-1.00%
Warner Music Group Corp., Class A	267,018	$7,636,715
Consumer Discretionary-2.32%
H&R Block, Inc.	264,535	8,100,062
Service Corp. International	113,098	9,520,589
		17,620,651
Consumer Staples-4.86%
Ingredion, Inc.	91,561	10,754,755
Performance Food Group Co.(b)	86,730	8,418,014
Post Holdings, Inc.(b)(c)	82,476	8,767,199
US Foods Holding Corp.(b)	93,108	8,995,164
		36,935,132
Energy-2.43%
Antero Midstream Corp.	425,102	9,556,293
DT Midstream, Inc.	64,198	8,913,250
		18,469,543
Financials-23.84%
American Financial Group, Inc.	69,696	9,268,174
Annaly Capital Management, Inc.	411,033	9,552,407
Commerce Bancshares, Inc.	160,502	8,183,997
Essent Group Ltd.	148,306	9,022,937
Federated Hermes, Inc., Class B	175,093	9,806,959
Fidelity National Financial, Inc.	139,078	7,354,445
First American Financial Corp.	122,559	8,592,612
First Financial Bankshares, Inc.	238,309	7,370,897
Hanover Insurance Group, Inc. (The)	53,288	9,625,411
Home BancShares, Inc.	281,597	7,732,654
International Bancshares Corp.(c)	110,032	7,384,248
MGIC Investment Corp.	317,081	8,412,159
Morningstar, Inc.	52,016	9,526,210
Old Republic International Corp.	206,908	8,870,146
Primerica, Inc.	32,877	8,339,580
Prosperity Bancshares, Inc.	110,560	7,780,107
RenaissanceRe Holdings Ltd. (Bermuda)	27,688	8,374,512
RLI Corp.	151,652	9,450,953
SEI Investments Co.	107,867	8,771,744
Starwood Property Trust, Inc.(c)	567,314	10,103,862
United Bankshares, Inc.	184,949	7,638,394
		181,162,408
Health Care-2.07%
Encompass Health Corp.	70,026	7,554,405
Ensign Group, Inc. (The)	38,021	8,142,957
		15,697,362
Industrials-8.95%
AECOM	80,028	7,841,143
Donaldson Co., Inc.	77,814	7,218,027
Exponent, Inc.	121,240	8,823,847
FTI Consulting, Inc.(b)	52,554	8,640,929
GATX Corp.	48,571	8,945,321
Graco, Inc.	105,578	9,915,886
MSA Safety, Inc.(c)	44,563	8,708,056
RB Global, Inc. (Canada)	78,262	7,901,331
		67,994,540
	Shares	Value
Information Technology-1.11%
Dolby Laboratories, Inc., Class A	126,984	$8,453,325
Materials-4.15%
AptarGroup, Inc.	60,778	8,734,406
Crown Holdings, Inc.	75,255	8,624,223
NewMarket Corp.(c)	11,228	7,028,840
Reliance, Inc.	22,718	7,170,710
		31,558,179
Real Estate-28.14%
Agree Realty Corp.	169,801	13,665,585
American Healthcare REIT, Inc.(c)	160,644	8,392,043
American Homes 4 Rent, Class A	306,512	9,195,360
Brixmor Property Group, Inc.	318,244	9,633,246
COPT Defense Properties(c)	335,269	10,654,849
Cousins Properties, Inc.	374,887	8,682,383
CubeSmart	233,078	9,588,829
EastGroup Properties, Inc.	50,753	9,963,321
EPR Properties	156,901	9,321,488
Equity LifeStyle Properties, Inc.(c)	172,326	11,573,414
First Industrial Realty Trust, Inc.	148,495	9,375,974
Gaming and Leisure Properties, Inc.	248,663	12,162,107
Healthcare Realty Trust, Inc.	553,864	10,218,791
Independence Realty Trust, Inc.(c)	539,811	8,944,668
Kite Realty Group Trust(c)	364,734	9,501,321
Lamar Advertising Co., Class A(c)	59,126	8,144,015
NNN REIT, Inc.	263,048	11,921,335
Omega Healthcare Investors, Inc.	224,393	10,831,450
Sabra Health Care REIT, Inc.	528,829	10,867,436
STAG Industrial, Inc.	241,307	9,464,061
W.P. Carey, Inc.	157,783	11,778,501
		213,880,177
Utilities-20.97%
Black Hills Corp.	154,078	11,349,386
Essential Utilities, Inc.	262,092	10,475,817
IDACORP, Inc.(c)	93,020	13,392,090
National Fuel Gas Co.	121,844	11,091,459
New Jersey Resources Corp.	234,392	12,713,422
NorthWestern Energy Group, Inc.	153,825	10,761,597
OGE Energy Corp.(c)	285,659	14,037,283
ONE Gas, Inc.	137,153	11,992,658
Ormat Technologies, Inc.	70,309	7,291,043
Portland General Electric Co.(c)	219,153	11,825,496
Southwest Gas Holdings, Inc.	112,339	9,904,930
Spire, Inc.	136,158	12,473,435
TXNM Energy, Inc.	203,493	12,010,157
UGI Corp.	269,765	10,091,909
		159,410,682
Total Common Stocks & Other Equity Interests (Cost $678,949,026)		758,818,714
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $497,592)	497,592	$497,592
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $679,446,618)		759,316,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.59%
Invesco Private Government Fund, 3.64%(d)(e)(f)	28,383,086	28,383,086
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(d)(e)(f)	74,861,759	$74,884,218
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,267,304)		103,267,304
TOTAL INVESTMENTS IN SECURITIES-113.49% (Cost $782,713,922)		862,583,610
OTHER ASSETS LESS LIABILITIES-(13.49)%		(102,551,631)
NET ASSETS-100.00%		$760,031,979

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$536,778	$45,860,158	$(45,899,344)	$-	$-	$497,592	$23,444
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,858,966	134,820,997	(135,296,877)	-	-	28,383,086	370,092 *
Invesco Private Prime Fund	75,111,105	251,913,618	(252,140,903)	(5,066)	5,464	74,884,218	1,014,389 *
Total	$104,506,849	$432,594,773	$(433,337,124)	$(5,066)	$5,464	$103,764,896	$1,407,925

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.99%
Angi, Inc.(b)(c)	4,859	$37,803
Cable One, Inc.(c)	700	67,165
CarGurus, Inc.(b)	13,323	409,016
Cars.com, Inc.(b)(c)	8,492	72,522
Cinemark Holdings, Inc.	18,401	519,644
DoubleVerify Holdings, Inc.(b)	21,253	224,007
IAC, Inc.(b)(c)	10,341	396,267
John Wiley & Sons, Inc., Class A(c)	7,698	238,792
QuinStreet, Inc.(b)	8,902	104,332
Scholastic Corp.(c)	3,999	139,045
Shenandoah Telecommunications Co.(c)	7,164	97,645
Shutterstock, Inc.	4,414	74,155
TEGNA, Inc.	26,416	553,415
Telephone and Data Systems, Inc.	17,235	771,266
TripAdvisor, Inc.(b)(c)	18,146	183,456
Uniti Group, Inc.(b)(c)	27,753	203,152
Yelp, Inc.(b)	9,529	212,402
Ziff Davis, Inc.(b)(c)	6,111	165,486
		4,469,570
Consumer Discretionary-13.10%
Academy Sports & Outdoors, Inc.(c)	9,620	578,451
Acushnet Holdings Corp.	4,517	462,225
Adient PLC(b)	13,659	332,187
Advance Auto Parts, Inc.(c)	10,466	556,477
American Eagle Outfitters, Inc.	22,444	551,449
Asbury Automotive Group, Inc.(b)	3,087	659,939
BJ’s Restaurants, Inc.(b)	3,682	139,879
Bloomin’ Brands, Inc.(c)	12,835	78,550
Boot Barn Holdings, Inc.(b)	4,912	929,449
Brinker International, Inc.(b)	8,270	1,225,614
Buckle, Inc. (The)	4,945	264,805
Callaway Golf Co.(b)	25,794	362,664
CarMax, Inc.(b)(c)	23,225	1,002,623
Carter’s, Inc.	5,729	192,208
Cavco Industries, Inc.(b)	1,303	752,170
Century Communities, Inc.	4,410	296,484
Champion Homes, Inc.(b)	9,151	855,435
Cheesecake Factory, Inc. (The)(c)	7,368	477,299
Covista, Inc.(b)	5,902	578,396
Cracker Barrel Old Country Store, Inc.(c)	3,880	126,954
Dana, Inc.	21,377	731,948
Dauch Corp.(b)(c)	20,646	136,264
Dave & Buster’s Entertainment, Inc.(b)(c)	3,920	57,702
Dorman Products, Inc.(b)	4,823	568,439
Dream Finders Homes, Inc., Class A(b)(c)	4,778	86,338
Ethan Allen Interiors, Inc.	3,647	83,079
Fox Factory Holding Corp.(b)	6,259	105,402
Frontdoor, Inc.(b)	12,004	823,114
Gentherm, Inc.(b)(c)	4,786	156,837
G-III Apparel Group Ltd.	5,864	179,380
Golden Entertainment, Inc.	3,440	99,416
Green Brick Partners, Inc.(b)(c)	5,136	378,318
Group 1 Automotive, Inc.	1,998	650,829
Installed Building Products, Inc.	3,557	1,165,842
Kohl’s Corp.(c)	19,161	313,666
Kontoor Brands, Inc.	9,201	599,997
	Shares	Value
Consumer Discretionary-(continued)
La-Z-Boy, Inc.	6,792	$242,610
LCI Industries(c)	3,757	500,432
Leggett & Platt, Inc.	20,161	235,480
LGI Homes, Inc.(b)(c)	3,573	185,439
M/I Homes, Inc.(b)	4,459	633,891
MarineMax, Inc.(b)(c)	2,853	87,016
Matthews International Corp., Class A(c)	4,734	125,120
Meritage Homes Corp.	11,889	896,668
Mister Car Wash, Inc.(b)(c)	15,897	113,187
Monarch Casino & Resort, Inc.	2,028	194,891
Monro, Inc.(c)	4,477	96,390
National Vision Holdings, Inc.(b)	12,786	344,838
Newell Brands, Inc.	65,638	298,653
Oxford Industries, Inc.(c)	2,177	86,187
Papa John’s International, Inc.(c)	5,509	172,707
Patrick Industries, Inc.	5,205	644,327
PENN Entertainment, Inc.(b)	24,946	390,155
Perdoceo Education Corp.	9,882	329,565
Phinia, Inc.	6,014	436,797
Pursuit Attractions and Hospitality, Inc.(b)(c)	3,496	121,521
Red Rock Resorts, Inc., Class A	8,098	490,334
Sally Beauty Holdings, Inc.(b)(c)	16,343	262,632
Shake Shack, Inc., Class A(b)	7,544	724,299
Signet Jewelers Ltd.(c)	7,354	707,381
Sonic Automotive, Inc., Class A	2,341	146,828
Sonos, Inc.(b)	19,385	298,529
Standard Motor Products, Inc.	3,445	136,698
Steven Madden Ltd.	11,453	413,453
Strategic Education, Inc.	3,828	314,968
Stride, Inc.(b)(c)	7,193	606,945
Tri Pointe Homes, Inc.(b)(c)	14,619	676,860
Upbound Group, Inc.(c)	8,171	175,268
Urban Outfitters, Inc.(b)	8,315	550,453
Victoria’s Secret & Co.(b)	10,468	656,344
Winnebago Industries, Inc.(c)	4,118	164,267
Wolverine World Wide, Inc.	11,688	206,527
XPEL, Inc.(b)(c)(d)	3,856	164,343
		29,391,832
Consumer Staples-2.59%
Andersons, Inc. (The)	5,564	363,273
Cal-Maine Foods, Inc.(c)	7,289	634,945
Central Garden & Pet Co., Class A(b)	10,042	346,851
Chefs’ Warehouse, Inc. (The)(b)	5,967	425,984
Edgewell Personal Care Co.	7,978	181,420
Energizer Holdings, Inc.	9,368	202,255
Fresh Del Monte Produce, Inc.	5,379	230,920
Grocery Outlet Holding Corp.(b)(c)	16,412	162,151
Interparfums, Inc.	2,952	297,503
J&J Snack Foods Corp.	2,547	221,742
John B. Sanfilippo & Son, Inc.	1,500	123,915
National Beverage Corp.(b)	3,783	137,512
PriceSmart, Inc.	4,061	627,912
Reynolds Consumer Products, Inc.	9,219	228,723
Simply Good Foods Co. (The)(b)(c)	16,049	273,796
Tootsie Roll Industries, Inc.	3,376	142,568
United Natural Foods, Inc.(b)	11,864	453,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Universal Corp.(c)	4,062	$218,251
WD-40 Co.(c)	2,263	539,047
		5,812,091
Energy-5.74%
Archrock, Inc.	27,271	963,484
Atlas Energy Solutions, Inc.(c)	10,706	103,099
Bristow Group, Inc.(b)	4,291	204,681
Cactus, Inc., Class A	10,334	558,036
California Resources Corp.	12,060	709,610
Comstock Resources, Inc.(b)(c)	15,114	296,386
Core Laboratories, Inc.	7,018	123,447
Core Natural Resources, Inc.	8,123	666,736
Crescent Energy Co., Class A(c)	29,513	344,122
CVR Energy, Inc.(b)	5,536	133,750
Dorian LPG Ltd.	6,142	227,193
Helix Energy Solutions Group, Inc.(b)	20,887	191,952
Helmerich & Payne, Inc.	15,035	529,533
Innovex International, Inc.(b)(c)	6,150	162,052
International Seaways, Inc.	7,172	541,701
Kodiak Gas Services, Inc.	11,571	631,429
Liberty Energy, Inc., Class A	23,539	661,210
Magnolia Oil & Gas Corp., Class A	30,759	855,715
Noble Corp. PLC(c)	20,085	912,462
Northern Oil and Gas, Inc.(c)	14,557	401,628
Oceaneering International, Inc.(b)	14,780	524,690
Par Pacific Holdings, Inc.(b)	8,908	380,104
Patterson-UTI Energy, Inc.	52,001	442,528
Peabody Energy Corp.	19,369	610,898
REX American Resources Corp.(b)	4,671	166,101
RPC, Inc.(c)	13,247	76,965
SM Energy Co.	17,666	408,615
Talos Energy, Inc.(b)(c)	20,386	249,728
Tidewater, Inc.(b)	7,176	569,918
World Kinect Corp.(c)	8,831	220,333
		12,868,106
Financials-18.22%
Acadian Asset Management, Inc.	4,060	218,672
Adamas Trust, Inc.(c)	15,040	123,930
Ameris Bancorp	10,321	801,529
AMERISAFE, Inc.	3,461	112,586
Apollo Commercial Real Estate Finance, Inc.(c)	21,506	227,964
Arbor Realty Trust, Inc.(c)	31,114	246,734
ARMOUR Residential REIT, Inc.(c)	19,365	347,602
Artisan Partners Asset Management, Inc., Class A(c)	11,729	472,444
Assured Guaranty Ltd.	7,529	649,075
Atlantic Union Bankshares Corp., Class B	22,080	818,285
Axos Financial, Inc.(b)	8,920	774,434
Banc of California, Inc.	20,029	369,936
BancFirst Corp.	3,377	371,470
Bancorp, Inc. (The)(b)	7,034	369,215
Bank of Hawaii Corp.	6,180	468,259
BankUnited, Inc.	11,721	547,371
Banner Corp.	5,360	315,436
Beacon Financial Corp.	13,104	389,713
BGC Group, Inc., Class A	58,310	555,111
Blackstone Mortgage Trust, Inc., Class A	25,168	483,477
Bread Financial Holdings, Inc.	7,058	500,130
	Shares	Value
Financials-(continued)
Capitol Federal Financial, Inc.	19,339	$138,854
Cathay General Bancorp	10,836	538,658
Central Pacific Financial Corp.	4,132	131,604
City Holding Co.(c)	2,302	276,171
Cohen & Steers, Inc.(c)	4,627	309,407
Community Financial System, Inc.(c)	8,224	497,963
Customers Bancorp, Inc.(b)	4,663	314,473
CVB Financial Corp.(c)	20,646	397,023
Dime Community Bancshares, Inc., Class B(c)	6,164	199,405
Donnelley Financial Solutions, Inc.(b)(c)	4,858	241,734
Eagle Bancorp, Inc.	3,968	100,986
Ellington Financial, Inc.	16,428	204,036
Employers Holdings, Inc.	3,852	159,280
Enact Holdings, Inc.	4,806	201,083
Encore Capital Group, Inc.(b)(c)	3,547	242,225
Enova International, Inc.(b)	3,825	531,866
EVERTEC, Inc.	10,599	300,058
EZCORP, Inc., Class A(b)(c)	8,723	231,421
FB Financial Corp.(c)	6,600	360,954
First Bancorp	24,733	522,608
First Bancorp/Southern Pines NC	6,615	375,666
First Commonwealth Financial Corp.	16,311	285,932
First Financial Bancorp	14,642	411,001
First Hawaiian, Inc.	19,659	486,757
Franklin BSP Realty Trust, Inc.(c)	13,663	124,743
Fulton Financial Corp.(c)	27,467	561,700
Genworth Financial, Inc., Class A(b)	66,404	560,450
HA Sustainable Infrastructure Capital, Inc.	21,374	780,578
Hanmi Financial Corp.	4,775	124,675
HCI Group, Inc.	1,791	315,968
Heritage Financial Corp.(c)	5,372	141,875
Hilltop Holdings, Inc.	7,052	263,956
Hope Bancorp, Inc.	19,386	218,286
Horace Mann Educators Corp.	6,801	295,912
Independent Bank Corp.	7,755	605,433
Jackson Financial, Inc., Class A	10,879	1,191,033
KKR Real Estate Finance Trust, Inc.(c)	8,910	61,925
Lakeland Financial Corp.	4,119	239,273
Lincoln National Corp.	25,414	871,700
Mercury General Corp.	4,522	409,603
Moelis & Co., Class A	11,129	660,617
National Bank Holdings Corp., Class A	5,856	234,181
Navient Corp.	11,235	98,756
NBT Bancorp, Inc.	8,176	349,279
NCR Atleos Corp.(b)(c)	11,873	525,736
NMI Holdings, Inc., Class A(b)	12,425	488,427
Northwest Bancshares, Inc.	22,522	280,399
OFG Bancorp	6,941	278,195
Palomar Holdings, Inc.(b)	4,624	572,035
Park National Corp.	2,211	363,776
Pathward Financial, Inc.	3,616	328,297
Payoneer Global, Inc.(b)	47,148	203,679
PennyMac Mortgage Investment Trust(c)	14,797	181,411
Piper Sandler Cos.	2,518	744,195
PJT Partners, Inc., Class A	3,805	561,922
Preferred Bank	1,863	163,422
ProAssurance Corp.(b)	8,453	207,521
PROG Holdings, Inc.	6,006	211,471
Provident Financial Services, Inc.	19,985	420,484
Radian Group, Inc.	22,276	768,968
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Renasant Corp.	15,050	$566,632
S&T Bancorp, Inc.	5,936	248,184
Safety Insurance Group, Inc.	2,448	190,038
Seacoast Banking Corp. of Florida	13,829	430,358
ServisFirst Bancshares, Inc.	7,779	630,177
Simmons First National Corp., Class A	22,533	448,632
SiriusPoint Ltd.(b)	16,272	343,990
Southside Bancshares, Inc.	4,375	137,025
Stellar Bancorp, Inc.	7,463	281,057
Stewart Information Services Corp.	4,792	340,184
StoneX Group, Inc.(b)	7,148	911,370
Tompkins Financial Corp.	1,960	150,352
Triumph Financial, Inc.(b)(c)	3,293	183,947
Trupanion, Inc.(b)(c)	5,321	141,219
TrustCo Bank Corp.	2,987	129,546
Trustmark Corp.	9,527	405,755
United Community Banks, Inc.	18,912	608,399
United Fire Group, Inc.	3,800	147,668
Victory Capital Holdings, Inc., Class A	8,080	558,974
Virtu Financial, Inc., Class A	13,111	542,927
Virtus Investment Partners, Inc.	1,027	142,096
WaFd, Inc.(c)	12,408	386,633
Walker & Dunlop, Inc.	5,724	263,361
Westamerica Bancorporation	4,112	208,273
Western Union Co. (The)	49,503	476,714
WisdomTree, Inc.	18,679	319,598
World Acceptance Corp.(b)	571	77,016
WSFS Financial Corp.	9,048	574,638
		40,877,182
Health Care-11.14%
Acadia Healthcare Co., Inc.(b)(c)	18,984	444,985
Acadia Pharmaceuticals, Inc.(b)(c)	19,235	472,412
AdaptHealth Corp.(b)	16,741	153,180
Addus HomeCare Corp.(b)	3,117	322,703
ADMA Biologics, Inc.(b)	37,788	588,359
Alkermes PLC(b)(c)	28,125	846,562
AMN Healthcare Services, Inc.(b)	6,731	131,120
Amphastar Pharmaceuticals, Inc.(b)(c)	6,408	129,634
ANI Pharmaceuticals, Inc.(b)(c)	2,938	217,118
Arcus Biosciences, Inc.(b)(c)	13,998	285,139
Artivion, Inc.(b)	7,202	277,277
Astrana Health, Inc.(b)(c)	7,796	158,493
Avanos Medical, Inc.(b)	7,906	111,475
Azenta, Inc.(b)(c)	6,532	176,233
BioLife Solutions, Inc.(b)	6,923	167,537
BrightSpring Health Services, Inc.(b)	18,783	778,180
Catalyst Pharmaceuticals, Inc.(b)(c)	19,486	449,737
Certara, Inc.(b)(c)	19,997	141,579
Collegium Pharmaceutical, Inc.(b)	4,946	206,100
Concentra Group Holdings Parent, Inc.	20,615	493,935
CONMED Corp.(c)	5,658	260,268
Corcept Therapeutics, Inc.(b)(c)	14,398	514,009
CorVel Corp.(b)	5,446	280,905
Cytek Biosciences, Inc.(b)	20,456	91,643
Embecta Corp.	10,953	112,378
Fortrea Holdings, Inc.(b)	12,676	135,887
Glaukos Corp.(b)	9,241	1,112,616
Harmony Biosciences Holdings, Inc.(b)	5,863	167,330
HealthStream, Inc.	4,025	85,451
	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)	4,096	$616,776
Innoviva, Inc.(b)(c)	10,369	238,072
Integer Holdings Corp.(b)	5,798	502,571
Krystal Biotech, Inc.(b)(c)	3,864	1,065,073
LeMaitre Vascular, Inc.(c)	3,394	367,163
Ligand Pharmaceuticals, Inc.(b)	3,569	707,768
Merit Medical Systems, Inc.(b)(c)	9,902	764,236
National HealthCare Corp.	2,064	337,464
Neogen Corp.(b)	30,581	343,425
NeoGenomics, Inc.(b)(c)	21,406	210,421
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	762	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	762	0
Omnicell, Inc.(b)	6,268	257,615
Organon & Co.	46,017	335,464
Pacira BioSciences, Inc.(b)(c)	7,019	153,786
Pediatrix Medical Group, Inc.(b)	15,811	313,848
Phibro Animal Health Corp., Class A	3,551	193,849
Prestige Consumer Healthcare, Inc.(b)	7,879	546,015
Privia Health Group, Inc.(b)	19,180	455,525
Progyny, Inc.(b)	13,768	243,556
Protagonist Therapeutics, Inc.(b)	9,501	874,852
PTC Therapeutics, Inc.(b)(c)	15,207	1,036,965
QuidelOrtho Corp.(b)	10,599	241,021
RadNet, Inc.(b)(c)	12,254	855,452
Sarepta Therapeutics, Inc.(b)(c)	15,436	258,707
Schrodinger, Inc.(b)(c)	9,260	111,676
Select Medical Holdings Corp.	18,493	276,840
Supernus Pharmaceuticals, Inc.(b)	9,135	499,958
Teleflex, Inc.	6,392	780,207
TG Therapeutics, Inc.(b)(c)	24,372	733,353
TransMedics Group, Inc.(b)(c)	6,269	910,635
U.S. Physical Therapy, Inc.	2,350	194,956
Veracyte, Inc.(b)(c)	14,179	518,810
Vir Biotechnology, Inc.(b)(c)	15,669	142,431
Waystar Holding Corp.(b)(c)	23,032	590,771
		24,991,506
Industrials-18.45%
AAR Corp.(b)	6,413	751,411
ABM Industries, Inc.	9,621	428,134
Air Lease Corp., Class A	17,322	1,123,158
Alamo Group, Inc.	1,707	364,496
Albany International Corp., Class A	4,509	259,944
Allegiant Travel Co.(b)(c)	2,059	210,327
Amentum Holdings, Inc.(b)	24,448	730,262
American Woodmark Corp.(b)	2,358	118,136
Apogee Enterprises, Inc.	3,340	132,999
ArcBest Corp.	3,256	334,261
Arcosa, Inc.	7,771	835,227
Armstrong World Industries, Inc.	7,342	1,273,837
Astec Industries, Inc.	3,611	224,207
AZZ, Inc.	4,787	650,936
Boise Cascade Co.	6,097	504,466
Brady Corp., Class A	7,121	657,553
CoreCivic, Inc.(b)	17,083	302,027
CSG Systems International, Inc.	4,633	370,177
CSW Industrials, Inc.	2,427	714,339
Deluxe Corp.(c)	6,832	189,588
DNOW, Inc.(b)	30,512	359,431
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
DXP Enterprises, Inc.(b)	1,882	$260,601
Enerpac Tool Group Corp.(c)	8,609	351,247
Enpro, Inc.	3,521	910,707
Enviri Corp.(b)	13,429	254,211
ESCO Technologies, Inc.	4,478	1,241,705
Everus Construction Group, Inc.(b)	8,049	972,883
Federal Signal Corp.	10,356	1,205,749
Forward Air Corp.(b)(c)	3,157	79,841
Franklin Electric Co., Inc.	6,288	626,411
Gates Industrial Corp. PLC(b)	43,387	1,196,180
GEO Group, Inc. (The)(b)	21,608	324,984
Gibraltar Industries, Inc.(b)	4,796	218,122
Granite Construction, Inc.(c)	6,978	938,262
Greenbrier Cos., Inc. (The)(c)	4,789	270,195
Griffon Corp.	6,413	546,644
Hayward Holdings, Inc.(b)	33,834	541,344
Healthcare Services Group, Inc.(b)	11,945	260,043
Heartland Express, Inc.(c)	6,371	70,272
HNI Corp.	7,374	331,535
Hub Group, Inc., Class A	8,936	384,873
Insteel Industries, Inc.(c)	3,093	115,307
Interface, Inc.(c)	9,612	302,682
JBT Marel Corp.	7,833	1,206,282
JetBlue Airways Corp.(b)(c)	43,439	240,652
Kadant, Inc.(c)	1,852	628,143
Kennametal, Inc.(c)	11,924	480,299
Korn Ferry	8,419	527,619
Lindsay Corp.	1,682	226,565
Liquidity Services, Inc.(b)	3,804	120,244
ManpowerGroup, Inc.(c)	7,701	215,397
Marten Transport Ltd.	8,708	118,342
MasterBrand, Inc.(b)(c)	19,877	201,155
Matson, Inc.	4,731	785,961
Mercury Systems, Inc.(b)(c)	8,085	719,808
MillerKnoll, Inc.	10,697	215,438
Moog, Inc., Class A	4,502	1,519,110
Mueller Water Products, Inc., Class A	25,383	759,713
MYR Group, Inc.(b)	2,537	684,888
National Presto Industries, Inc.	818	107,927
OPENLANE, Inc.(b)	16,070	458,156
Pitney Bowes, Inc.	25,840	277,263
Powell Industries, Inc.	1,394	729,898
Proto Labs, Inc.(b)(c)	3,802	236,028
Resideo Technologies, Inc.(b)	21,100	816,570
Robert Half, Inc.	16,318	398,486
Rush Enterprises, Inc., Class A	8,991	638,091
RXO, Inc.(b)(c)	23,639	377,278
Schneider National, Inc., Class B(c)	6,938	196,900
SkyWest, Inc.(b)	6,345	660,388
Standex International Corp.	1,989	521,118
Sun Country Airlines Holdings, Inc.(b)(c)	8,160	160,589
Tennant Co.	2,924	178,452
Titan International, Inc.(b)	7,585	73,802
Trinity Industries, Inc.	12,493	427,011
UniFirst Corp.	2,356	553,236
Upwork, Inc.(b)(c)	21,005	281,887
Verra Mobility Corp., Class A(b)	26,947	450,284
Vestis Corp.(c)	16,999	133,782
Vicor Corp.(b)	3,347	674,086
Werner Enterprises, Inc.(c)	8,402	294,826
	Shares	Value
Industrials-(continued)
WillScot Holdings Corp.	27,501	$594,297
Worthington Enterprises, Inc.	4,951	277,305
Zurn Elkay Water Solutions Corp.	25,040	1,276,539
		41,382,529
Information Technology-13.03%
A10 Networks, Inc.	11,043	212,688
ACI Worldwide, Inc.(b)	17,074	677,496
ACM Research, Inc., Class A(b)	7,350	409,248
Adeia, Inc.	16,445	340,247
Agilysys, Inc.(b)	4,097	295,680
Alarm.com Holdings, Inc.(b)	8,085	386,867
Alpha & Omega Semiconductor Ltd.(b)	3,685	77,422
Arlo Technologies, Inc.(b)(c)	17,319	271,735
Axcelis Technologies, Inc.(b)(c)	4,749	392,315
Badger Meter, Inc.	4,899	746,755
Benchmark Electronics, Inc.	5,393	311,769
BlackLine, Inc.(b)(c)	8,367	294,937
Calix, Inc.(b)	9,672	500,719
CleanSpark, Inc.(b)(c)	48,186	479,451
Clear Secure, Inc., Class A	14,202	690,785
Cohu, Inc.(b)(c)	7,360	222,272
Corsair Gaming, Inc.(b)(c)	7,244	39,770
CTS Corp.	4,583	241,341
Digi International, Inc.(b)	5,430	265,093
Diodes, Inc.(b)	6,709	457,755
DXC Technology Co.(b)	25,757	324,281
Enphase Energy, Inc.(b)	18,969	801,820
ePlus, Inc.	4,232	341,353
Extreme Networks, Inc.(b)	20,869	291,749
FormFactor, Inc.(b)	11,820	1,168,762
Grid Dynamics Holdings, Inc.(b)	9,761	65,887
Harmonic, Inc.(b)	17,022	180,944
Ichor Holdings Ltd.(b)	5,176	246,119
Insight Enterprises, Inc.(b)	5,226	436,685
InterDigital, Inc.(c)	4,231	1,550,788
Itron, Inc.(b)	7,609	714,865
Knowles Corp.(b)	13,361	363,018
Kulicke & Soffa Industries, Inc. (Singapore)	7,834	546,186
LiveRamp Holdings, Inc.(b)	10,392	282,351
MARA Holdings, Inc.(b)(c)	60,546	541,281
MaxLinear, Inc.(b)	10,681	186,170
Mirion Technologies, Inc.(b)(c)	41,714	901,439
NCR Voyix Corp.(b)(c)	23,083	176,354
NetScout Systems, Inc.(b)	10,761	314,329
OSI Systems, Inc.(b)(c)	2,692	767,758
PC Connection, Inc.	1,796	109,466
PDF Solutions, Inc.(b)(c)	4,578	154,645
Penguin Solutions, Inc.(b)	7,246	150,572
Photronics, Inc.(b)	6,063	226,938
Plexus Corp.(b)	3,884	754,001
Q2 Holdings, Inc.(b)	9,967	479,612
Qorvo, Inc.(b)	13,331	1,105,140
Ralliant Corp.	17,891	821,018
Rogers Corp.(b)	2,531	272,918
Sanmina Corp.(b)	8,113	1,259,624
ScanSource, Inc.(b)	3,416	125,640
Semtech Corp.(b)	13,341	1,203,625
SiTime Corp.(b)	2,850	1,133,958
SolarEdge Technologies, Inc.(b)	11,337	401,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sprinklr, Inc., Class A(b)	18,556	$107,996
Teradata Corp.(b)	14,102	444,072
Ultra Clean Holdings, Inc.(b)	6,738	408,862
Veeco Instruments, Inc.(b)(c)	8,969	274,093
Viasat, Inc.(b)	20,382	933,088
Viavi Solutions, Inc.(b)	34,392	1,021,786
Vishay Intertechnology, Inc.(c)	17,612	329,697
		29,234,565
Materials-5.00%
Alpha Metallurgical Resources, Inc.(b)(c)	1,603	260,728
Balchem Corp.	5,538	1,004,759
Century Aluminum Co.(b)(c)	8,684	447,747
Eastman Chemical Co.	18,103	1,366,957
Element Solutions, Inc.	35,211	1,235,554
FMC Corp.	21,606	318,472
H.B. Fuller Co.(c)	8,703	571,961
Hawkins, Inc.	3,201	477,269
Innospec, Inc.	3,888	297,743
Kaiser Aluminum Corp.	2,377	309,343
Koppers Holdings, Inc.	3,444	130,183
Materion Corp.	3,278	534,511
Metallus, Inc.(b)(c)	5,745	97,665
Minerals Technologies, Inc.	4,998	352,959
O-I Glass, Inc.(b)	23,162	310,371
Quaker Chemical Corp.(c)	2,229	327,730
Sealed Air Corp.	25,000	1,047,000
Sensient Technologies Corp.	7,234	734,468
Stepan Co.	3,413	173,688
SunCoke Energy, Inc.	12,728	72,550
Sylvamo Corp.	5,256	243,353
Warrior Met Coal, Inc.(c)	8,468	704,876
Worthington Steel, Inc.	4,986	207,218
		11,227,105
Real Estate-8.06%
Acadia Realty Trust	22,106	462,458
Alexander & Baldwin, Inc.	8,959	186,258
American Assets Trust, Inc.	8,063	157,390
Apple Hospitality REIT, Inc.	36,728	450,285
CareTrust REIT, Inc.(c)	37,051	1,505,012
Centerspace	3,031	190,650
Curbline Properties Corp.(c)	16,729	465,233
Cushman & Wakefield Ltd.(b)	41,976	562,898
DiamondRock Hospitality Co.(c)	34,317	344,543
Douglas Emmett, Inc.(c)	28,189	278,789
Easterly Government Properties, Inc.	7,101	165,311
Essential Properties Realty Trust, Inc.(c)	33,589	1,140,011
eXp World Holdings, Inc.(c)	16,179	112,768
Four Corners Property Trust, Inc.(c)	17,933	457,650
Getty Realty Corp.(c)	8,559	280,906
Global Net Lease, Inc.	32,459	305,764
Highwoods Properties, Inc.	19,025	427,872
Innovative Industrial Properties, Inc.(c)	4,338	229,740
JBG SMITH Properties, (Acquired 06/16/2023 - 02/06/2026; Cost $159,816)(f)	10,526	160,100
LTC Properties, Inc.	7,908	313,789
LXP Industrial Trust	9,552	473,397
Macerich Co. (The)	40,112	821,093
Marcus & Millichap, Inc.	4,266	112,665
	Shares	Value
Real Estate-(continued)
Medical Properties Trust, Inc.(c)	84,997	$489,583
Millrose Properties, Inc.	24,141	757,062
Outfront Media, Inc.	23,847	687,032
Pebblebrook Hotel Trust(c)	19,521	250,454
Phillips Edison & Co., Inc.	21,264	835,250
Ryman Hospitality Properties, Inc.(c)	10,437	1,030,654
Safehold, Inc.	7,770	125,408
SL Green Realty Corp.(c)	12,484	460,035
St. Joe Co. (The)	6,601	476,394
Summit Hotel Properties, Inc.	18,691	84,296
Sunstone Hotel Investors, Inc.(c)	32,111	297,990
Tanger, Inc.	18,968	702,954
Terreno Realty Corp.(c)	17,194	1,135,836
Universal Health Realty Income Trust	2,029	88,505
Urban Edge Properties	20,837	442,786
Veris Residential, Inc.	13,796	260,055
Whitestone REIT	7,285	110,659
Xenia Hotels & Resorts, Inc.(c)	15,606	238,460
		18,077,995
Utilities-2.57%
American States Water Co.	6,447	480,495
Avista Corp.	14,351	582,938
California Water Service Group	10,416	469,553
Chesapeake Utilities Corp.(c)	4,247	577,465
Clearway Energy, Inc., Class C	21,304	816,156
H2O America	5,222	280,891
MDU Resources Group, Inc.(c)	36,577	756,412
MGE Energy, Inc.	6,320	518,367
Middlesex Water Co.	3,001	162,054
Northwest Natural Holding Co.	7,235	383,744
Otter Tail Corp.(c)	6,820	580,382
Unitil Corp.	3,069	160,539
		5,768,996
Total Common Stocks & Other Equity Interests (Cost $176,514,032)		224,101,477
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(g)(h) (Cost $130,403)	130,403	130,403
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $176,644,435)		224,231,880
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.00%
Invesco Private Government Fund, 3.64%(g)(h)(i)	12,412,129	12,412,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(g)(h)(i)	32,455,304	$32,465,041
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,877,170)		44,877,170
TOTAL INVESTMENTS IN SECURITIES-119.95% (Cost $221,521,605)		269,109,050
OTHER ASSETS LESS LIABILITIES-(19.95)%		(44,758,439)
NET ASSETS-100.00%		$224,350,611

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,199	$3,869,633	$(3,853,429)	$-	$-	$130,403	$1,903
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,870,958	41,967,281	(35,426,110)	-	-	12,412,129	186,985 *
Invesco Private Prime Fund	15,289,998	89,916,081	(72,740,889)	(991)	842	32,465,041	504,572 *
Total	$21,275,155	$135,752,995	$(112,020,428)	$(991)	$842	$45,007,573	$693,460

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600® GARP ETF (GRPZ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-2.37%
CarGurus, Inc.(b)	714	$21,920
TEGNA, Inc.	1,143	23,946
Yelp, Inc.(b)	964	21,487
		67,353
Consumer Discretionary-12.22%
Asbury Automotive Group, Inc.(b)	110	23,516
Boot Barn Holdings, Inc.(b)	141	26,680
Brinker International, Inc.(b)	184	27,269
Cavco Industries, Inc.(b)	46	26,554
Cheesecake Factory, Inc. (The)(c)	453	29,345
Covista, Inc.(b)(c)	396	38,808
Dorman Products, Inc.(b)	202	23,808
Dream Finders Homes, Inc., Class A(b)(c)	1,897	34,279
Green Brick Partners, Inc.(b)	447	32,926
Installed Building Products, Inc.	97	31,792
Stride, Inc.(b)(c)	351	29,617
XPEL, Inc.(b)(c)(d)	527	22,461
		347,055
Consumer Staples-2.87%
Cal-Maine Foods, Inc.(c)	548	47,736
Interparfums, Inc.	335	33,762
		81,498
Energy-11.82%
Bristow Group, Inc.(b)	789	37,635
Cactus, Inc., Class A	892	48,168
International Seaways, Inc.	941	71,074
Liberty Energy, Inc., Class A	1,662	46,686
Oceaneering International, Inc.(b)	1,019	36,174
SM Energy Co.	1,366	31,596
Tidewater, Inc.(b)	808	64,171
		335,504
Financials-27.04%
Ameris Bancorp	376	29,200
Axos Financial, Inc.(b)	489	42,455
BancFirst Corp.	263	28,930
Bancorp, Inc. (The)(b)	592	31,074
Cathay General Bancorp	643	31,964
City Holding Co.(c)	221	26,513
Employers Holdings, Inc.	547	22,618
EVERTEC, Inc.	848	24,007
First Bancorp	1,331	28,124
First Commonwealth Financial Corp.	1,504	26,365
First Financial Bancorp	1,115	31,298
First Hawaiian, Inc.	945	23,398
Fulton Financial Corp.(c)	1,317	26,933
HCI Group, Inc.	178	31,403
Lakeland Financial Corp.	479	27,825
Mercury General Corp.	256	23,189
National Bank Holdings Corp., Class A	594	23,754
NMI Holdings, Inc., Class A(b)	605	23,783
OFG Bancorp	633	25,371
Palomar Holdings, Inc.(b)	320	39,587
Pathward Financial, Inc.	409	37,133
PJT Partners, Inc., Class A	130	19,198
	Shares	Value
Financials-(continued)
Preferred Bank	422	$37,018
PROG Holdings, Inc.	707	24,893
S&T Bancorp, Inc.(c)	616	25,755
Westamerica Bancorporation	489	24,768
WSFS Financial Corp.	486	30,866
		767,422
Health Care-15.55%
Acadia Pharmaceuticals, Inc.(b)	1,290	31,682
ADMA Biologics, Inc.(b)	2,352	36,621
Alkermes PLC(b)(c)	879	26,458
Amphastar Pharmaceuticals, Inc.(b)(c)	1,104	22,334
Catalyst Pharmaceuticals, Inc.(b)(c)	2,059	47,522
Corcept Therapeutics, Inc.(b)	389	13,887
CorVel Corp.(b)	342	17,640
Harmony Biosciences Holdings, Inc.(b)	1,087	31,023
Krystal Biotech, Inc.(b)(c)	192	52,923
Progyny, Inc.(b)(c)	1,465	25,916
TG Therapeutics, Inc.(b)(c)	1,453	43,721
TransMedics Group, Inc.(b)(c)	347	50,405
UFP Technologies, Inc.(b)(c)	196	41,274
		441,406
Industrials-16.13%
Armstrong World Industries, Inc.	127	22,035
AZZ, Inc.(c)	355	48,273
CSW Industrials, Inc.	74	21,780
DNOW, Inc.(b)	2,530	29,803
DXP Enterprises, Inc.(b)	354	49,018
Enerpac Tool Group Corp.	617	25,174
Everus Construction Group, Inc.(b)	229	27,679
Federal Signal Corp.	242	28,176
Greenbrier Cos., Inc. (The)(c)	474	26,743
Kadant, Inc.(c)	82	27,812
Liquidity Services, Inc.(b)	804	25,415
Powell Industries, Inc.	124	64,926
Rush Enterprises, Inc., Class A	448	31,795
SkyWest, Inc.(b)	280	29,142
		457,771
Information Technology-8.85%
Axcelis Technologies, Inc.(b)(c)	308	25,444
Badger Meter, Inc.	158	24,084
Clear Secure, Inc., Class A	913	44,408
InterDigital, Inc.(c)	119	43,617
Itron, Inc.(b)	241	22,642
MARA Holdings, Inc.(b)(c)	2,465	22,037
OSI Systems, Inc.(b)(c)	93	26,524
Photronics, Inc.(b)	603	22,570
Sprinklr, Inc., Class A(b)	3,403	19,806
		251,132
Materials-3.00%
SunCoke Energy, Inc.	3,147	17,938
Sylvamo Corp.	449	20,788
Worthington Steel, Inc.	1,116	46,381
		85,107
Total Common Stocks & Other Equity Interests (Cost $2,529,662)		2,834,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $3,610)	3,610	$3,610
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,533,272)		2,837,858
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.37%
Invesco Private Government Fund, 3.64%(e)(f)(g)	185,379	185,379
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(e)(f)(g)	477,889	$478,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $663,411)		663,411
TOTAL INVESTMENTS IN SECURITIES-123.35% (Cost $3,196,683)		3,501,269
OTHER ASSETS LESS LIABILITIES-(23.35)%		(662,878)
NET ASSETS-100.00%		$2,838,391

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,410	$17,248	$(17,048)	$-	$-	$3,610	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,703	1,139,649	(1,153,973)	-	-	185,379	3,432 *
Invesco Private Prime Fund	516,087	2,838,714	(2,876,769)	(32)	32	478,032	9,169 *
Total	$719,200	$3,995,611	$(4,047,790)	$(32)	$32	$667,021	$12,638

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-2.17%
John Wiley & Sons, Inc., Class A	31,868	$988,545
TEGNA, Inc.	29,471	617,418
		1,605,963
Consumer Discretionary-3.98%
Ethan Allen Interiors, Inc.(b)	59,358	1,352,175
Wendy’s Co. (The)(b)	208,700	1,598,642
		2,950,817
Consumer Staples-10.77%
Cal-Maine Foods, Inc.(b)	28,168	2,453,715
Edgewell Personal Care Co.	39,882	906,917
Fresh Del Monte Produce, Inc.	19,394	832,584
Interparfums, Inc.	8,848	891,701
J&J Snack Foods Corp.	7,917	689,254
Reynolds Consumer Products, Inc.	35,861	889,711
Universal Corp.	24,361	1,308,917
		7,972,799
Energy-6.12%
California Resources Corp.(b)	15,530	913,785
Kinetik Holdings, Inc., Class A(b)	47,977	2,182,474
Kodiak Gas Services, Inc.	26,290	1,434,645
		4,530,904
Financials-23.48%
Adamas Trust, Inc.	195,362	1,609,783
Apollo Commercial Real Estate Finance, Inc.(b)	143,043	1,516,256
Arbor Realty Trust, Inc.(b)	277,842	2,203,287
ARMOUR Residential REIT, Inc.(b)	121,377	2,178,717
Ellington Financial, Inc.	115,061	1,429,058
Franklin BSP Realty Trust, Inc.(b)	191,862	1,751,700
KKR Real Estate Finance Trust, Inc.(b)	207,891	1,444,842
PennyMac Mortgage Investment Trust(b)	134,322	1,646,788
Redwood Trust, Inc.(b)	320,077	1,936,466
Two Harbors Investment Corp.(b)	161,853	1,671,941
		17,388,838
Health Care-2.82%
Perrigo Co. PLC	121,238	1,602,766
U.S. Physical Therapy, Inc.	5,813	482,247
		2,085,013
Industrials-10.71%
Apogee Enterprises, Inc.	15,838	630,669
Deluxe Corp.	47,580	1,320,345
HNI Corp.	14,655	658,889
Korn Ferry	9,304	583,082
ManpowerGroup, Inc.(b)	34,618	968,265
MillerKnoll, Inc.	44,949	905,273
Robert Half, Inc.	67,053	1,637,434
Trinity Industries, Inc.	35,931	1,228,122
		7,932,079
Materials-6.92%
Eastman Chemical Co.	16,569	1,251,125
	Shares	Value
Materials-(continued)
Innospec, Inc.	5,971	$457,259
Kaiser Aluminum Corp.	4,368	568,452
Sealed Air Corp.	10,032	420,140
Stepan Co.	13,322	677,957
SunCoke Energy, Inc.	179,198	1,021,429
Sylvamo Corp.	15,798	731,447
		5,127,809
Real Estate-22.25%
American Assets Trust, Inc.	85,206	1,663,221
Apple Hospitality REIT, Inc.	141,150	1,730,499
Armada Hoffler Properties, Inc.	262,139	1,638,369
Easterly Government Properties, Inc.	88,117	2,051,364
Global Net Lease, Inc.	222,713	2,097,957
Highwoods Properties, Inc.	62,070	1,395,954
Innovative Industrial Properties, Inc.(b)	44,468	2,355,025
Saul Centers, Inc.	51,041	1,739,477
Universal Health Realty Income Trust	41,310	1,801,942
		16,473,808
Utilities-10.64%
American States Water Co.	7,786	580,291
Avista Corp.	27,353	1,111,079
California Water Service Group	13,457	606,641
Clearway Energy, Inc., Class C	32,208	1,233,888
H2O America	14,077	757,202
MDU Resources Group, Inc.(b)	28,753	594,612
Middlesex Water Co.	11,134	601,236
Northwest Natural Holding Co.	19,329	1,025,210
Otter Tail Corp.(b)	6,288	535,109
Unitil Corp.	15,980	835,914
		7,881,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $74,889,777)		73,949,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.91%
Invesco Private Government Fund, 3.64%(c)(d)(e)	5,448,765	5,448,765
Invesco Private Prime Fund, 3.81%(c)(d)(e)	15,214,469	15,219,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,667,798)		20,667,798
TOTAL INVESTMENTS IN SECURITIES-127.77% (Cost $95,557,575)		94,617,010
OTHER ASSETS LESS LIABILITIES-(27.77)%		(20,563,339)
NET ASSETS-100.00%		$74,053,671

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,741,618	$(2,741,618)	$-	$-	$-	$1,095
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,341,230	24,038,987	(22,931,452)	-	-	5,448,765	68,467 *
Invesco Private Prime Fund	11,294,215	56,277,275	(52,352,606)	(374)	523	15,219,033	186,403 *
Total	$15,635,445	$83,057,880	$(78,025,676)	$(374)	$523	$20,667,798	$255,965

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap Low Volatility ETF (XSLV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-1.01%
Madison Square Garden Sports Corp., Class A(b)	7,333	$2,432,063
Consumer Staples-6.01%
Fresh Del Monte Produce, Inc.	49,784	2,137,227
National Beverage Corp.(b)	54,862	1,994,234
PriceSmart, Inc.	11,801	1,824,670
Reynolds Consumer Products, Inc.	90,417	2,243,246
Tootsie Roll Industries, Inc.(c)	48,783	2,060,106
Universal Corp.	40,112	2,155,218
WD-40 Co.	8,636	2,057,095
		14,471,796
Energy-0.65%
World Kinect Corp.(c)	62,569	1,561,097
Financials-40.95%
Ameris Bancorp	21,180	1,644,839
AMERISAFE, Inc.	58,372	1,898,841
Apollo Commercial Real Estate Finance, Inc.(c)	186,893	1,981,066
ARMOUR Residential REIT, Inc.(c)	114,758	2,059,906
Artisan Partners Asset Management, Inc., Class A	38,863	1,565,402
Assured Guaranty Ltd.	25,759	2,220,683
BancFirst Corp.	15,465	1,701,150
Bank of Hawaii Corp.	25,022	1,895,917
Banner Corp.	28,803	1,695,056
Beacon Financial Corp.	57,247	1,702,526
Blackstone Mortgage Trust, Inc., Class A(c)	108,851	2,091,028
Capitol Federal Financial, Inc.	247,159	1,774,602
Cathay General Bancorp	32,316	1,606,428
Central Pacific Financial Corp.	53,041	1,689,356
City Holding Co.(c)	19,197	2,303,064
Community Financial System, Inc.	27,530	1,666,941
CVB Financial Corp.	89,252	1,716,316
Ellington Financial, Inc.	181,401	2,253,000
Employers Holdings, Inc.	48,379	2,000,472
Enact Holdings, Inc.	54,387	2,275,552
First Bancorp	79,138	1,672,186
First Bancorp/Southern Pines NC	28,783	1,634,587
First Commonwealth Financial Corp.	109,401	1,917,799
First Financial Bancorp	58,718	1,648,214
First Hawaiian, Inc.	69,755	1,727,134
Franklin BSP Realty Trust, Inc.(c)	230,278	2,102,438
Hilltop Holdings, Inc.	54,879	2,054,121
Horace Mann Educators Corp.	54,080	2,353,021
KKR Real Estate Finance Trust, Inc.(c)	240,607	1,672,219
Lakeland Financial Corp.(c)	30,717	1,784,350
MarketAxess Holdings, Inc.	10,393	1,995,456
Mercury General Corp.	18,879	1,710,060
National Bank Holdings Corp., Class A	43,084	1,722,929
NBT Bancorp, Inc.	41,889	1,789,498
NMI Holdings, Inc., Class A(b)	48,375	1,901,621
Northwest Bancshares, Inc.	153,264	1,908,137
OFG Bancorp	43,036	1,724,883
Park National Corp.	10,796	1,776,266
Pathward Financial, Inc.	20,011	1,816,799
PennyMac Mortgage Investment Trust(c)	141,338	1,732,804
	Shares	Value
Financials-(continued)
Preferred Bank	19,964	$1,751,242
Radian Group, Inc.	61,102	2,109,241
S&T Bancorp, Inc.	43,264	1,808,868
Safety Insurance Group, Inc.	30,878	2,397,059
Seacoast Banking Corp. of Florida	51,163	1,592,193
Simmons First National Corp., Class A	83,453	1,661,549
Southside Bancshares, Inc.	63,074	1,975,478
Stellar Bancorp, Inc.	45,052	1,696,658
TrustCo Bank Corp.	42,267	1,833,120
Trustmark Corp.	43,898	1,869,616
WaFd, Inc.	54,434	1,696,163
Westamerica Bancorporation	41,266	2,090,123
WSFS Financial Corp.	26,217	1,665,042
		98,533,019
Health Care-3.84%
Concentra Group Holdings Parent, Inc.	73,246	1,754,974
HealthStream, Inc.	85,544	1,816,099
Innoviva, Inc.(b)	86,877	1,994,696
National HealthCare Corp.(c)	11,057	1,807,820
Prestige Consumer Healthcare, Inc.(b)(c)	27,088	1,877,198
		9,250,787
Industrials-8.93%
Alamo Group, Inc.	8,735	1,865,185
Armstrong World Industries, Inc.	9,899	1,717,477
Brady Corp., Class A(c)	22,354	2,064,168
Casella Waste Systems, Inc., Class A(b)	17,173	1,599,837
CSG Systems International, Inc.	23,942	1,912,966
Franklin Electric Co., Inc.	18,504	1,843,368
Granite Construction, Inc.(c)	15,518	2,086,550
HNI Corp.	33,327	1,498,382
Korn Ferry	30,396	1,904,917
Lindsay Corp.	13,994	1,884,992
Tennant Co.	22,166	1,352,791
Zurn Elkay Water Solutions Corp.	34,626	1,765,233
		21,495,866
Information Technology-2.28%
Alarm.com Holdings, Inc.(b)	39,665	1,897,970
Box, Inc., Class A(b)	73,960	1,741,758
PC Connection, Inc.	30,248	1,843,616
		5,483,344
Materials-1.65%
Balchem Corp.	12,746	2,312,507
Innospec, Inc.	21,662	1,658,876
		3,971,383
Real Estate-23.21%
Acadia Realty Trust	95,221	1,992,023
American Assets Trust, Inc.	103,125	2,013,000
Apple Hospitality REIT, Inc.	139,844	1,714,487
Armada Hoffler Properties, Inc.(c)	250,819	1,567,619
CareTrust REIT, Inc.(c)	61,633	2,503,532
Centerspace	31,272	1,967,009
Curbline Properties Corp.(c)	93,282	2,594,172
Easterly Government Properties, Inc.	73,972	1,722,068
Essential Properties Realty Trust, Inc.(c)	80,685	2,738,449
Four Corners Property Trust, Inc.	119,804	3,057,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.(c)	88,992	$2,920,717
Global Net Lease, Inc.(c)	199,202	1,876,483
Highwoods Properties, Inc.	89,127	2,004,466
LTC Properties, Inc.(c)	77,450	3,073,216
LXP Industrial Trust	40,366	2,000,539
NexPoint Residential Trust, Inc.	57,269	1,614,413
Phillips Edison & Co., Inc.	75,420	2,962,498
Ryman Hospitality Properties, Inc.	17,570	1,735,038
Saul Centers, Inc.	71,759	2,445,547
Tanger, Inc.(c)	56,993	2,112,161
Terreno Realty Corp.(c)	29,687	1,961,123
Universal Health Realty Income Trust	53,838	2,348,414
Urban Edge Properties	100,890	2,143,912
Veris Residential, Inc.	131,414	2,477,154
Whitestone REIT	151,620	2,303,108
		55,848,546
Utilities-11.29%
American States Water Co.	36,934	2,752,691
Avista Corp.	70,743	2,873,581
California Water Service Group	51,579	2,325,181
Chesapeake Utilities Corp.(c)	20,032	2,723,751
Clearway Energy, Inc., Class C	44,364	1,699,585
H2O America	40,467	2,176,720
MDU Resources Group, Inc.(c)	106,663	2,205,791
MGE Energy, Inc.	35,370	2,901,047
Northwest Natural Holding Co.	56,169	2,979,204
Otter Tail Corp.(c)	24,843	2,114,139
Unitil Corp.(c)	46,346	2,424,359
		27,176,049
Total Common Stocks & Other Equity Interests (Cost $231,402,661)		240,223,950
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $124,057)	124,057	$124,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $231,526,718)		240,348,007
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.57%
Invesco Private Government Fund, 3.64%(d)(e)(f)	10,427,758	10,427,758
Invesco Private Prime Fund, 3.81%(d)(e)(f)	27,033,966	27,042,076
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,469,834)		37,469,834
TOTAL INVESTMENTS IN SECURITIES-115.44% (Cost $268,996,552)		277,817,841
OTHER ASSETS LESS LIABILITIES-(15.44)%		(37,167,502)
NET ASSETS-100.00%		$240,650,339

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$215,978	$6,689,403	$(6,781,324)	$-	$-	$124,057	$5,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,757,908	$49,904,690	$(48,234,840)	$-	$-	$10,427,758	$151,395 *
Invesco Private Prime Fund	22,775,089	109,172,206	(104,905,957)	(1,262)	2,000	27,042,076	405,588 *
Total	$31,748,975	$165,766,299	$(159,922,121)	$(1,262)	$2,000	$37,593,891	$562,637

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap Quality ETF (XSHQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.43%
CarGurus, Inc.(b)	78,093	$2,397,455
QuinStreet, Inc.(b)(c)	30,461	357,003
Yelp, Inc.(b)	35,128	783,003
		3,537,461
Consumer Discretionary-16.29%
Academy Sports & Outdoors, Inc.(c)	30,790	1,851,403
Acushnet Holdings Corp.	18,513	1,894,435
Brinker International, Inc.(b)	43,128	6,391,570
Buckle, Inc. (The)	25,249	1,352,084
Cavco Industries, Inc.(b)	4,889	2,822,224
Champion Homes, Inc.(b)	32,198	3,009,869
Covista, Inc.(b)	21,118	2,069,564
Dorman Products, Inc.(b)	17,261	2,034,381
Golden Entertainment, Inc.(c)	12,197	352,493
Installed Building Products, Inc.	14,922	4,890,835
Kontoor Brands, Inc.	45,468	2,964,968
LCI Industries(c)	13,580	1,808,856
Leggett & Platt, Inc.	98,326	1,148,448
Monarch Casino & Resort, Inc.	7,858	755,154
Sally Beauty Holdings, Inc.(b)(c)	53,705	863,039
Stride, Inc.(b)(c)	27,267	2,300,790
Tri Pointe Homes, Inc.(b)(c)	48,738	2,256,569
Wolverine World Wide, Inc.	50,704	895,940
XPEL, Inc.(b)(c)(d)	12,633	538,418
		40,201,040
Consumer Staples-3.35%
Cal-Maine Foods, Inc.(c)	32,975	2,872,452
Energizer Holdings, Inc.(c)	31,914	689,023
Interparfums, Inc.	11,240	1,132,767
National Beverage Corp.(b)	17,724	644,268
Tootsie Roll Industries, Inc.	11,479	484,758
WD-40 Co.(c)	10,242	2,439,645
		8,262,913
Energy-4.12%
Cactus, Inc., Class A	38,278	2,067,012
CVR Energy, Inc.(b)	23,703	572,665
Dorian LPG Ltd.	20,955	775,125
Magnolia Oil & Gas Corp., Class A	97,383	2,709,195
Oceaneering International, Inc.(b)	56,712	2,013,276
Tidewater, Inc.(b)(c)	25,550	2,029,181
		10,166,454
Financials-23.35%
AMERISAFE, Inc.	13,834	450,020
Artisan Partners Asset Management, Inc., Class A(c)	99,062	3,990,217
Axos Financial, Inc.(b)	30,710	2,666,242
BancFirst Corp.	12,001	1,320,110
Bancorp, Inc. (The)(b)	33,372	1,751,696
City Holding Co.(c)	7,861	943,084
Cohen & Steers, Inc.(c)	23,835	1,593,847
Enact Holdings, Inc.	16,232	679,147
EVERTEC, Inc.	36,653	1,037,646
First Bancorp	95,828	2,024,846
HCI Group, Inc.	8,772	1,547,556
	Shares	Value
Financials-(continued)
Lakeland Financial Corp.	14,458	$839,865
Lincoln National Corp.(c)	103,018	3,533,517
MarketAxess Holdings, Inc.	22,189	4,260,288
Mercury General Corp.	18,453	1,671,473
Moelis & Co., Class A(c)	71,624	4,251,601
NMI Holdings, Inc., Class A(b)	45,313	1,781,254
OFG Bancorp	23,767	952,581
Palomar Holdings, Inc.(b)	19,743	2,442,407
Park National Corp.	7,800	1,283,334
Pathward Financial, Inc.	15,752	1,430,124
Piper Sandler Cos.	10,318	3,049,485
PJT Partners, Inc., Class A	32,453	4,792,659
Preferred Bank	6,566	575,970
PROG Holdings, Inc.	24,275	854,723
Radian Group, Inc.(c)	71,859	2,480,573
United Fire Group, Inc.	12,625	490,608
Virtus Investment Partners, Inc.	3,439	475,820
Westamerica Bancorporation	13,982	708,188
Western Union Co. (The)	390,956	3,764,906
		57,643,787
Health Care-8.06%
Acadia Pharmaceuticals, Inc.(b)(c)	65,447	1,607,378
ADMA Biologics, Inc.(b)	156,393	2,435,039
Alkermes PLC(b)(c)	100,070	3,012,107
Catalyst Pharmaceuticals, Inc.(b)(c)	92,886	2,143,809
CorVel Corp.(b)	24,900	1,284,342
Harmony Biosciences Holdings, Inc.(b)	22,573	644,233
Innoviva, Inc.(b)	42,497	975,731
Pediatrix Medical Group, Inc.(b)	72,115	1,431,483
Progyny, Inc.(b)(c)	67,177	1,188,361
Select Medical Holdings Corp.	72,078	1,079,008
TG Therapeutics, Inc.(b)(c)	136,021	4,092,872
		19,894,363
Industrials-21.77%
Alamo Group, Inc.	6,262	1,337,125
Armstrong World Industries, Inc.	31,725	5,504,287
AZZ, Inc.	19,606	2,666,024
CSG Systems International, Inc.	16,969	1,355,823
Enerpac Tool Group Corp.	29,238	1,192,910
Everus Construction Group, Inc.(b)	34,500	4,170,015
Federal Signal Corp.	35,850	4,174,015
Franklin Electric Co., Inc.	21,839	2,175,601
Gibraltar Industries, Inc.(b)	18,346	834,376
Griffon Corp.	21,466	1,829,762
HNI Corp.	26,376	1,185,865
Interface, Inc.(c)	38,191	1,202,635
Korn Ferry	28,067	1,758,959
Lindsay Corp.(c)	6,027	811,837
Liquidity Services, Inc.(b)	14,701	464,699
Matson, Inc.	16,026	2,662,399
Mueller Water Products, Inc., Class A	94,366	2,824,374
MYR Group, Inc.(b)	9,101	2,456,906
Powell Industries, Inc.	5,756	3,013,842
Robert Half, Inc.	56,777	1,386,494
SkyWest, Inc.(b)	22,286	2,319,527
Upwork, Inc.(b)(c)	111,097	1,490,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Vicor Corp.(b)	12,169	$2,450,837
Zurn Elkay Water Solutions Corp.	87,917	4,482,009
		53,751,243
Information Technology-18.78%
A10 Networks, Inc.(c)	38,834	747,943
ACI Worldwide, Inc.(b)	64,337	2,552,891
Adeia, Inc.	67,116	1,388,630
Arlo Technologies, Inc.(b)	59,033	926,228
Badger Meter, Inc.	20,367	3,104,542
BlackLine, Inc.(b)(c)	38,149	1,344,752
Clear Secure, Inc., Class A	117,419	5,711,260
Enphase Energy, Inc.(b)	75,264	3,181,409
ePlus, Inc.	15,965	1,287,737
InterDigital, Inc.(c)	22,922	8,401,601
Knowles Corp.(b)	58,929	1,601,101
LiveRamp Holdings, Inc.(b)	35,544	965,731
NetScout Systems, Inc.(b)	49,454	1,444,552
Plexus Corp.(b)	12,892	2,502,724
Qorvo, Inc.(b)	47,970	3,976,713
Sanmina Corp.(b)	28,555	4,433,449
Sprinklr, Inc., Class A(b)	77,787	452,720
Teradata Corp.(b)	73,833	2,325,001
		46,348,984
Materials-1.81%
Balchem Corp.(c)	19,182	3,480,190
Sylvamo Corp.(c)	21,337	987,903
		4,468,093
Real Estate-0.90%
LXP Industrial Trust(c)	44,691	2,214,886
Total Common Stocks & Other Equity Interests (Cost $231,754,252)		246,489,224
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $188,711)	188,711	$188,711
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $231,942,963)		246,677,935
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.07%
Invesco Private Government Fund, 3.64%(e)(f)(g)	11,717,819	11,717,819
Invesco Private Prime Fund, 3.81%(e)(f)(g)	30,403,234	30,412,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,130,174)		42,130,174
TOTAL INVESTMENTS IN SECURITIES-117.00% (Cost $274,073,137)		288,808,109
OTHER ASSETS LESS LIABILITIES-(17.00)%		(41,967,002)
NET ASSETS-100.00%		$246,841,107

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,502	$4,807,743	$(5,171,534)	$-	$-	$188,711	$4,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,203,821	$79,080,367	$(80,566,369)	$-	$-	$11,717,819	$191,164 *
Invesco Private Prime Fund	34,303,327	171,079,249	(174,970,934)	(1,948)	2,661	30,412,355	513,733 *
Total	$48,059,650	$254,967,359	$(260,708,837)	$(1,948)	$2,661	$42,318,885	$709,011

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500 Concentrated QVM ETF (QVMT)
Assets:
Unaffiliated investments in securities, at value(a)	$47,526,212	$1,239,266,524	$10,198,629,066	$789,001,150	$128,122,764
Affiliated investments in securities, at value	54,042	7,432,241	171,409,970	135,451,581	231,241
Due from broker	-	512	795	-	787
Foreign currencies, at value	-	29	-	-	-
Receivable for:
Dividends and interest	45,462	1,815,177	9,249,572	835,953	322,823
Securities lending	51	8,325	14,024	18,927	3
Investments sold	-	571,297,942	44,631,837	-	-
Fund shares sold	-	-	-	-	-
Foreign tax reclaims	-	4,093	3,743	1,854	760
Total assets	47,625,767	1,819,824,843	10,423,939,007	925,309,465	128,678,378
Liabilities:
Due to custodian	-	-	-	118,832	266,278
Due to broker	-	9,440	-	-	-
Payable for:
Investments purchased	-	2,099,998	60,777,490	-	-
Collateral upon return of securities loaned	40,404	6,783,439	162,054,112	134,995,445	92,614
Fund shares repurchased	-	569,687,101	-	-	-
Accrued unitary management fees	7,152	138,917	314,279	115,546	13,515
Total liabilities	47,556	578,718,895	223,145,881	135,229,823	372,407
Net Assets	$47,578,211	$1,241,105,948	$10,200,793,126	$790,079,642	$128,305,971
Net assets consist of:
Shares of beneficial interest	$42,230,074	$854,590,822	$8,463,247,678	$764,922,034	$124,633,531
Distributable earnings (loss)	5,348,137	386,515,126	1,737,545,448	25,157,608	3,672,440
Net Assets	$47,578,211	$1,241,105,948	$10,200,793,126	$790,079,642	$128,305,971
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,500,001	43,900,001	148,425,001	13,700,001	2,060,001
Net asset value	$31.72	$28.27	$68.73	$57.67	$62.28
Market price	$31.73	$28.20	$68.74	$57.67	$62.23
Unaffiliated investments in securities, at cost	$42,853,302	$1,168,263,239	$9,009,512,958	$636,033,491	$119,315,660
Affiliated investments in securities, at cost	$54,042	$7,432,241	$171,409,970	$135,315,961	$170,830
Foreign currencies, at cost	$-	$29	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$39,410	$6,464,645	$153,231,348	$131,649,651	$90,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)

$632,257,430	$10,310,432	$3,439,024,131	$8,281,794,256	$13,427,882,352	$1,496,359,046	$404,032,781	$758,818,714
65,822,508	97,960	201,809,772	241,449,439	166,110,439	5,171,894	50,194,044	103,764,896
-	-	59,616	45,619	-	-	-	-
-	-	-	-	-	-	-	-

399,461	15,328	7,727,073	12,379,500	6,839,413	1,434,123	237,474	850,645
1,147	20	24,680	12,819	13,246	442	4,005	8,341
2,458,583	-	-	29,437,084	-	-	-	-
-	-	12,061,012	9,288,904	-	-	-	-
-	-	-	-	-	574	649	2,827
700,939,129	10,423,740	3,660,706,284	8,574,407,621	13,600,845,450	1,502,966,079	454,468,953	863,445,423

-	10,524	4,931,704	10,957,640	-	-	-	-
-	-	-	-	446	-	-	-

-	-	12,043,443	9,295,921	-	-	-	-
59,309,648	97,960	201,809,772	241,449,439	157,671,974	4,693,892	50,061,673	103,267,304
2,462,577	-	-	29,414,865	-	-	-	-
132,467	2,990	773,419	1,514,127	1,336,133	126,445	46,195	146,140
61,904,692	111,474	219,558,338	292,631,992	159,008,553	4,820,337	50,107,868	103,413,444
$639,034,437	$10,312,266	$3,441,147,946	$8,281,775,629	$13,441,836,897	$1,498,145,742	$404,361,085	$760,031,979

$808,470,316	$8,915,722	$4,194,979,712	$10,349,150,626	$11,625,391,717	$1,144,586,634	$311,510,107	$1,350,849,118
(169,435,879)	1,396,544	(753,831,766)	(2,067,374,997)	1,816,445,180	353,559,108	92,850,978	(590,817,139)
$639,034,437	$10,312,266	$3,441,147,946	$8,281,775,629	$13,441,836,897	$1,498,145,742	$404,361,085	$760,031,979
5,190,000	290,001	65,640,000	106,990,000	112,550,001	37,100,001	12,080,001	11,390,000
$123.13	$35.56	$52.42	$77.41	$119.43	$40.38	$33.47	$66.73
$123.12	$35.56	$52.43	$77.40	$119.42	$40.38	$33.45	$66.70
$632,509,563	$9,112,594	$3,268,176,584	$7,640,002,855	$12,441,942,737	$1,093,785,792	$301,549,406	$678,949,026
$65,578,532	$97,960	$201,809,772	$241,449,439	$166,110,439	$5,081,381	$50,194,044	$103,764,896
$-	$-	$-	$-	$-	$-	$-	$-
$56,416,429	$97,080	$195,923,174	$237,594,735	$154,483,222	$4,597,673	$48,474,418	$100,801,846

69

Statements of Assets and Liabilities—(continued)
February 28, 2026
(Unaudited)

	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$224,101,477	$2,834,248	$73,949,212	$240,223,950	$246,489,224
Affiliated investments in securities, at value	45,007,573	667,021	20,667,798	37,593,891	42,318,885
Receivable for:
Dividends and interest	139,590	1,227	158,249	345,130	214,455
Securities lending	5,086	82	9,154	3,908	4,389
Total assets	269,253,726	3,502,578	94,784,413	278,166,879	289,026,953
Liabilities:
Due to custodian	-	-	45,743	-	-
Payable for:
Collateral upon return of securities loaned	44,877,170	663,411	20,667,798	37,469,834	42,130,174
Accrued unitary management fees	25,945	776	17,201	46,706	55,672
Total liabilities	44,903,115	664,187	20,730,742	37,516,540	42,185,846
Net Assets	$224,350,611	$2,838,391	$74,053,671	$240,650,339	$246,841,107
Net assets consist of:
Shares of beneficial interest	$180,962,726	$2,761,496	$95,515,205	$932,707,126	$265,478,995
Distributable earnings (loss)	43,387,885	76,895	(21,461,534)	(692,056,787)	(18,637,888)
Net Assets	$224,350,611	$2,838,391	$74,053,671	$240,650,339	$246,841,107
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,350,001	100,001	5,480,001	4,890,000	5,580,001
Net asset value	$30.52	$28.38	$13.51	$49.21	$44.24
Market price	$30.53	$28.39	$13.52	$49.22	$44.22
Unaffiliated investments in securities, at cost	$176,514,032	$2,529,662	$74,889,777	$231,402,661	$231,754,252
Affiliated investments in securities, at cost	$45,007,573	$667,021	$20,667,798	$37,593,891	$42,318,885
(a)Includes securities on loan with an aggregate value of:	$43,460,650	$631,665	$20,189,779	$36,517,154	$40,340,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

71

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500 Concentrated QVM ETF (QVMT)
Investment income:
Unaffiliated dividend income	$309,328	$16,346,362	$57,661,110	$7,203,128	$1,557,904
Affiliated dividend income	502	17,748	97,544	19,363	5,497
Securities lending income, net	1,147	56,758	96,540	143,344	2,140
Foreign withholding tax	-	(205,793)	(16,963)	(36,614)	(5)
Total investment income	310,977	16,215,075	57,838,231	7,329,221	1,565,536
Expenses:
Unitary management fees	33,855	1,133,012	1,929,088	694,872	74,548
Less: Waivers	(13)	(458)	(2,537)	(309)	(27)
Net expenses	33,842	1,132,554	1,926,551	694,563	74,521
Net investment income	277,135	15,082,521	55,911,680	6,634,658	1,491,015
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(231,712)	(9,480,467)	(35,260,266)	22,018,370	1,694,684
Affiliated investment securities	28	1,154	4,660	17,360	65,796
Unaffiliated in-kind redemptions	1,968,239	328,716,572	679,606,260	5,253,718	14,726,473
Affiliated in-kind redemptions	-	-	-	4,183	9,571
Foreign currencies	-	(2,318)	-	-	-
Net realized gain	1,736,555	319,234,941	644,350,654	27,293,631	16,496,524
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,192,692	(140,770,514)	(121,289,028)	50,524,572	(866,539)
Affiliated investment securities	(48)	(1,076)	(3,467)	69,725	(23,335)
Foreign currencies	-	(807)	-	-	-
Change in net unrealized appreciation (depreciation)	2,192,644	(140,772,397)	(121,292,495)	50,594,297	(889,874)
Net realized and unrealized gain	3,929,199	178,462,544	523,058,159	77,887,928	15,606,650
Net increase in net assets resulting from operations	$4,206,334	$193,545,065	$578,969,839	$84,522,586	$17,097,665
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)

$2,614,455	$158,089	$72,850,446	$94,316,721	$67,352,896	$9,059,719	$2,851,117	$14,681,695
103,640	119	40,387	102,865	166,267	36,033	2,773	23,444
12,569	232	115,288	112,729	68,414	6,094	36,902	64,255
(7,576)	-	-	-	-	(2,224)	(2,186)	(8,523)
2,723,088	158,440	73,006,121	94,532,315	67,587,577	9,099,622	2,888,606	14,760,871

689,330	17,073	4,667,830	9,412,900	8,557,310	801,991	281,404	954,934
(213)	(3)	(1,036)	(2,679)	(4,301)	(816)	(72)	(612)
689,117	17,070	4,666,794	9,410,221	8,553,009	801,175	281,332	954,322
2,033,971	141,370	68,339,327	85,122,094	59,034,568	8,298,447	2,607,274	13,806,549

(13,331,587)	(102,433)	(75,708,305)	(64,633,940)	(90,915,871)	(3,977,471)	(1,982,422)	1,910,547
(74,075)	(25)	7,902	19,070	12,891	2,744	1,829	5,464
88,594,916	419,266	129,235,775	193,897,850	1,031,941,595	30,639,210	15,672,530	13,774,568
741,146	-	-	-	-	21,259	-	-
-	-	-	-	-	-	-	-
75,930,400	316,808	53,535,372	129,282,980	941,038,615	26,685,742	13,691,937	15,690,579

1,401,774	510,408	146,875,540	268,600,764	(609,097,044)	54,090,015	25,625,482	12,122,516
77,773	(11)	(5,015)	(19,385)	(6,986)	32,448	(2,454)	(5,066)
-	-	-	-	-	-	-	-
1,479,547	510,397	146,870,525	268,581,379	(609,104,030)	54,122,463	25,623,028	12,117,450
77,409,947	827,205	200,405,897	397,864,359	331,934,585	80,808,205	39,314,965	27,808,029
$79,443,918	$968,575	$268,745,224	$482,986,453	$390,969,153	$89,106,652	$41,922,239	$41,614,578

73

Statements of Operations—(continued)
For the six months ended February 28, 2026
(Unaudited)

	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Investment income:
Unaffiliated dividend income	$1,726,854	$15,295	$2,575,079	$4,662,634	$2,403,217
Affiliated dividend income	1,903	37	1,095	5,654	4,114
Securities lending income, net	47,257	560	28,569	23,854	29,834
Foreign withholding tax	(2,015)	(52)	-	(5,253)	(8,769)
Total investment income	1,773,999	15,840	2,604,743	4,686,889	2,428,396
Expenses:
Unitary management fees	157,740	4,759	107,974	300,782	381,235
Less: Waivers	(48)	(1)	(28)	(147)	(105)
Net expenses	157,692	4,758	107,946	300,635	381,130
Net investment income	1,616,307	11,082	2,496,797	4,386,254	2,047,266
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	840,387	(91,040)	(3,285,111)	(1,966,295)	(7,311,135)
Affiliated investment securities	842	32	523	2,000	2,661
In-kind redemptions	11,842,283	168,759	221,536	2,166,300	9,706,366
Net realized gain (loss)	12,683,512	77,751	(3,063,052)	202,005	2,397,892
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,251,562	55,994	1,061,181	5,772,501	(2,445,048)
Affiliated investment securities	(991)	(32)	(374)	(1,262)	(1,948)
Change in net unrealized appreciation (depreciation)	6,250,571	55,962	1,060,807	5,771,239	(2,446,996)
Net realized and unrealized gain (loss)	18,934,083	133,713	(2,002,245)	5,973,244	(49,104)
Net increase in net assets resulting from operations	$20,550,390	$144,795	$494,552	$10,359,498	$1,998,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

75

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI North America Climate ETF (KLMN)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Period Ended August 31, 2025(a)
Operations:
Net investment income	$277,135	$381,259	$15,082,521	$21,188,208
Net realized gain (loss)	1,736,555	946,083	319,234,941	(124,783,919)
Change in net unrealized appreciation (depreciation)	2,192,644	1,202,473	(140,772,397)	211,776,018
Net increase in net assets resulting from operations	4,206,334	2,529,815	193,545,065	108,180,307
Distributions to Shareholders from:
Distributable earnings	(256,217)	(335,875)	(16,026,550)	(15,927,505)
Shareholder Transactions:
Proceeds from shares sold	25,301,352	16,712,757	334,943,600	4,640,969,094
Value of shares repurchased	(7,404,392)	(5,303,892)	(1,950,454,615)	(2,054,123,448)
Net increase (decrease) in net assets resulting from share transactions	17,896,960	11,408,865	(1,615,511,015)	2,586,845,646
Net increase (decrease) in net assets	21,847,077	13,602,805	(1,437,992,500)	2,679,098,448
Net assets:
Beginning of period	25,731,134	12,128,329	2,679,098,448	-
End of period	$47,578,211	$25,731,134	$1,241,105,948	$2,679,098,448
Changes in Shares Outstanding:
Shares sold	850,000	650,000	12,200,000	192,700,001
Shares repurchased	(250,000)	(200,000)	(69,400,000)	(91,600,000)
Shares outstanding, beginning of period	900,001	450,001	101,100,001	-
Shares outstanding, end of period	1,500,001	900,001	43,900,001	101,100,001

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco MSCI USA ETF (PBUS)		Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500 Concentrated QVM ETF (QVMT)		Invesco S&P 500® High Beta ETF (SPHB)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$55,911,680	$79,109,046	$6,634,658	$11,512,341	$1,491,015	$2,652,348	$2,033,971	$2,264,301
644,350,654	626,708,986	27,293,631	17,983,627	16,496,524	7,773,549	75,930,400	43,645,538
(121,292,495)	388,660,212	50,594,297	35,014,193	(889,874)	1,366,225	1,479,547	33,376,235
578,969,839	1,094,478,244	84,522,586	64,510,161	17,097,665	11,792,122	79,443,918	79,286,074

(50,644,843)	(74,953,116)	(6,679,099)	(11,115,984)	(1,413,326)	(2,746,561)	(1,776,139)	(2,341,323)

2,937,534,553	3,901,809,341	42,039,480	84,350,716	55,421,162	50,409,799	577,216,943	685,759,942
(1,713,020,271)	(1,666,239,993)	(16,969,015)	(58,448,440)	(52,136,000)	(56,376,644)	(442,591,600)	(786,424,760)
1,224,514,282	2,235,569,348	25,070,465	25,902,276	3,285,162	(5,966,845)	134,625,343	(100,664,818)
1,752,839,278	3,255,094,476	102,913,952	79,296,453	18,969,501	3,078,716	212,293,122	(23,720,067)

8,447,953,848	5,192,859,372	687,165,690	607,869,237	109,336,470	106,257,754	426,741,315	450,461,382
$10,200,793,126	$8,447,953,848	$790,079,642	$687,165,690	$128,305,971	$109,336,470	$639,034,437	$426,741,315

43,300,000	65,625,000	750,000	1,750,000	920,000	1,010,000	4,900,000	7,670,000
(25,175,000)	(27,400,000)	(325,000)	(1,225,000)	(860,000)	(1,120,000)	(3,780,000)	(8,850,000)
130,300,001	92,075,001	13,275,001	12,750,001	2,000,001	2,110,001	4,070,000	5,250,000
148,425,001	130,300,001	13,700,001	13,275,001	2,060,001	2,000,001	5,190,000	4,070,000

77

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco S&P 500 High Dividend Growers ETF (DIVG)		Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$141,370	$145,360	$68,339,327	$138,214,058
Net realized gain	316,808	272,982	53,535,372	183,977,281
Change in net unrealized appreciation (depreciation)	510,397	330,993	146,870,525	(223,310,726)
Net increase in net assets resulting from operations	968,575	749,335	268,745,224	98,880,613
Distributions to Shareholders from:
Distributable earnings	(152,972)	(162,887)	(74,871,310)	(117,212,513)
Shareholder Transactions:
Proceeds from shares sold	3,304,291	6,853,650	818,666,739	1,346,932,655
Value of shares repurchased	(1,623,105)	(2,441,979)	(747,668,872)	(1,917,802,414)
Net increase (decrease) in net assets resulting from share transactions	1,681,186	4,411,671	70,997,867	(570,869,759)
Net increase (decrease) in net assets	2,496,789	4,998,119	264,871,781	(589,201,659)
Net assets:
Beginning of period	7,815,477	2,817,358	3,176,276,165	3,765,477,824
End of period	$10,312,266	$7,815,477	$3,441,147,946	$3,176,276,165
Changes in Shares Outstanding:
Shares sold	100,000	230,000	16,420,000	27,420,000
Shares repurchased	(50,000)	(80,000)	(14,980,000)	(39,230,000)
Shares outstanding, beginning of period	240,001	90,001	64,200,000	76,010,000
Shares outstanding, end of period	290,001	240,001	65,640,000	64,200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500® Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)		Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$85,122,094	$144,826,584	$59,034,568	$48,606,879	$8,298,447	$14,485,533	$2,607,274	$4,695,534
129,282,980	690,505,037	941,038,615	193,918,937	26,685,742	69,632,947	13,691,937	2,136,227
268,581,379	(482,755,601)	(609,104,030)	1,527,438,956	54,122,463	89,909,421	25,623,028	15,683,974
482,986,453	352,576,020	390,969,153	1,769,964,772	89,106,652	174,027,901	41,922,239	22,515,735

(83,820,934)	(140,213,473)	(53,833,437)	(36,810,081)	(8,174,159)	(14,106,681)	(2,444,622)	(4,686,705)

1,766,569,415	4,667,479,829	6,446,652,976	10,312,745,673	110,486,426	443,521,351	40,061,839	31,202,000
(1,816,723,166)	(4,462,162,813)	(5,511,478,081)	(2,227,360,969)	(72,255,944)	(258,641,458)	(43,387,798)	(1,719,683)
(50,153,751)	205,317,016	935,174,895	8,085,384,704	38,230,482	184,879,893	(3,325,959)	29,482,317
349,011,768	417,679,563	1,272,310,611	9,818,539,395	119,162,975	344,801,113	36,151,658	47,311,347

7,932,763,861	7,515,084,298	12,169,526,286	2,350,986,891	1,378,982,767	1,034,181,654	368,209,427	320,898,080
$8,281,775,629	$7,932,763,861	$13,441,836,897	$12,169,526,286	$1,498,145,742	$1,378,982,767	$404,361,085	$368,209,427

24,100,000	64,170,000	53,570,000	101,550,000	2,800,000	12,700,000	1,310,000	1,040,000
(25,100,000)	(61,850,000)	(45,600,000)	(23,320,000)	(1,800,000)	(7,500,000)	(1,410,000)	(60,000)
107,990,000	105,670,000	104,580,001	26,350,001	36,100,001	30,900,001	12,180,001	11,200,001
106,990,000	107,990,000	112,550,001	104,580,001	37,100,001	36,100,001	12,080,001	12,180,001

79

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$13,806,549	$21,630,653	$1,616,307	$2,655,000
Net realized gain (loss)	15,690,579	79,308,032	12,683,512	2,292,585
Change in net unrealized appreciation (depreciation)	12,117,450	(32,596,784)	6,250,571	3,316,898
Net increase (decrease) in net assets resulting from operations	41,614,578	68,341,901	20,550,390	8,264,483
Distributions to Shareholders from:
Distributable earnings	(10,790,462)	(21,580,302)	(1,415,181)	(2,683,296)
Shareholder Transactions:
Proceeds from shares sold	10,725,115	311,468,198	25,625,553	23,836,361
Value of shares repurchased	(98,859,479)	(390,743,388)	(26,066,500)	(22,378,869)
Net increase (decrease) in net assets resulting from share transactions	(88,134,364)	(79,275,190)	(440,947)	1,457,492
Net increase (decrease) in net assets	(57,310,248)	(32,513,591)	18,694,262	7,038,679
Net assets:
Beginning of period	817,342,227	849,855,818	205,656,349	198,617,670
End of period	$760,031,979	$817,342,227	$224,350,611	$205,656,349
Changes in Shares Outstanding:
Shares sold	170,000	5,000,000	900,000	880,000
Shares repurchased	(1,550,000)	(6,310,000)	(910,000)	(820,000)
Shares outstanding, beginning of period	12,770,000	14,080,000	7,360,001	7,300,001
Shares outstanding, end of period	11,390,000	12,770,000	7,350,001	7,360,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P SmallCap 600® GARP ETF (GRPZ)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$11,082	$23,409	$2,496,797	$3,100,838	$4,386,254	$4,979,013	$2,047,266	$4,939,038
77,751	(67,594)	(3,063,052)	(4,084,333)	202,005	25,852,842	2,397,892	(6,172,555)
55,962	113,256	1,060,807	(1,876,158)	5,771,239	(28,538,640)	(2,446,996)	(7,017,078)
144,795	69,071	494,552	(2,859,653)	10,359,498	2,293,215	1,998,162	(8,250,595)

(12,564)	(24,563)	(2,027,054)	(4,114,397)	(3,474,477)	(7,244,901)	(2,303,063)	(4,717,780)

1,071,554	1,563,689	1,210,275	41,582,241	-	20,851,063	21,300,874	219,336,597
(1,077,018)	(1,006,546)	(2,201,342)	(945,325)	(28,525,794)	(101,941,216)	(63,166,077)	(237,208,409)
(5,464)	557,143	(991,067)	40,636,916	(28,525,794)	(81,090,153)	(41,865,203)	(17,871,812)
126,767	601,651	(2,523,569)	33,662,866	(21,640,773)	(86,041,839)	(42,170,104)	(30,840,187)

2,711,624	2,109,973	76,577,240	42,914,374	262,291,112	348,332,951	289,011,211	319,851,398
$2,838,391	$2,711,624	$74,053,671	$76,577,240	$240,650,339	$262,291,112	$246,841,107	$289,011,211

40,000	60,000	90,000	2,880,000	-	470,000	500,000	5,150,000
(40,000)	(40,000)	(170,000)	(70,000)	(610,000)	(2,190,000)	(1,480,000)	(6,130,000)
100,001	80,001	5,560,001	2,750,001	5,500,000	7,220,000	6,560,001	7,540,001
100,001	100,001	5,480,001	5,560,001	4,890,000	5,500,000	5,580,001	6,560,001

81

Financial Highlights
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,			For the Period November 15, 2021(a) Through August 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$28.59	$26.95	$22.98	$21.26	$25.00
Net investment income(b)	0.24	0.47	0.44	0.43	0.34
Net realized and unrealized gain (loss) on investments	3.13	1.63	3.97	1.71	(3.81)
Total from investment operations	3.37	2.10	4.41	2.14	(3.47)
Distributions to shareholders from:
Net investment income	(0.24)	(0.46)	(0.44)	(0.42)	(0.27)
Net asset value at end of period	$31.72	$28.59	$26.95	$22.98	$21.26
Market price at end of period(c)	$31.73	$28.59	$26.95	$22.99	$21.28
Net Asset Value Total Return(d)	11.86%	7.90%	19.43%	10.21%	(13.93)%(e)
Market Price Total Return(d)	11.90%	7.90%	19.38%	10.15%	(13.85)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,578	$25,731	$12,128	$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	1.64%(f)	1.77%	1.82%	1.93%	1.85%(f)
Portfolio turnover rate(g)	11%	40%	33%	33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights—(continued)
Invesco MSCI North America Climate ETF (KLMN)
	Six Months Ended February 28, 2026 (Unaudited)	For the Period December 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$26.50	$24.81
Net investment income(b)	0.17	0.23
Net realized and unrealized gain on investments	1.77	1.64
Total from investment operations	1.94	1.87
Distributions to shareholders from:
Net investment income	(0.17)	(0.18)
Net asset value at end of period	$28.27	$26.50
Market price at end of period(c)	$28.20	$26.51
Net Asset Value Total Return(d)	7.35%	7.59%(e)
Market Price Total Return	7.04%	7.63%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,241,106	$2,679,098
Ratio to average net assets of:
Expenses	0.09%(f)	0.09%(f)
Net investment income	1.20%(f)	1.28%(f)
Portfolio turnover rate(g)	14%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 11, 2024, the first day of trading on the exchange) to August 31, 2025 was 7.03%. The market price total return from Fund Inception to August 31, 2025 was 6.94%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights—(continued)
Invesco MSCI USA ETF (PBUS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$64.83	$56.40	$44.99	$39.52	$46.14	$35.42
Net investment income(a)	0.39	0.73	0.70	0.65	0.63	0.57
Net realized and unrealized gain (loss) on investments	3.88	8.42	11.38	5.47	(6.63)	10.58
Total from investment operations	4.27	9.15	12.08	6.12	(6.00)	11.15
Distributions to shareholders from:
Net investment income	(0.37)	(0.72)	(0.67)	(0.65)	(0.61)	(0.43)
Net realized gains	-	-	-	-	(0.01)	-
Total distributions	(0.37)	(0.72)	(0.67)	(0.65)	(0.62)	(0.43)
Net asset value at end of period	$68.73	$64.83	$56.40	$44.99	$39.52	$46.14
Market price at end of period(b)	$68.74	$64.85	$56.38	$44.99	$39.55	$46.14
Net Asset Value Total Return(c)	6.59%	16.36%	27.06%	15.72%	(13.10)%	31.79%
Market Price Total Return(c)	6.57%	16.44%	27.02%	15.63%	(13.03)%	31.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,200,793	$8,447,954	$5,192,859	$3,035,621	$2,281,045	$2,174,202
Ratio to average net assets of:
Expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.16%(d)	1.24%	1.40%	1.61%	1.44%	1.32%
Portfolio turnover rate(e)	2%	3%	3%	3%	3%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights—(continued)
Invesco Russell 1000 Equal Weight ETF (EQAL)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$51.76	$47.68	$42.27	$41.51	$46.30	$33.47
Net investment income(a)	0.50	0.89	0.80	0.78	0.73	0.61
Net realized and unrealized gain (loss) on investments	5.92	4.05	5.41	0.75	(4.86)	12.90
Total from investment operations	6.42	4.94	6.21	1.53	(4.13)	13.51
Distributions to shareholders from:
Net investment income	(0.51)	(0.86)	(0.80)	(0.77)	(0.66)	(0.68)
Net asset value at end of period	$57.67	$51.76	$47.68	$42.27	$41.51	$46.30
Market price at end of period(b)	$57.67	$51.78	$47.65	$42.28	$41.54	$46.28
Net Asset Value Total Return(c)	12.50%	10.51%	14.89%	3.80%	(8.96)%	40.74%
Market Price Total Return(c)	12.45%	10.62%	14.80%	3.75%	(8.86)%	40.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$790,080	$687,166	$607,869	$659,408	$617,468	$673,641
Ratio to average net assets of:
Expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.91%(d)	1.83%	1.85%	1.90%	1.64%	1.49%
Portfolio turnover rate(e)	15%	31%	30%	27%	27%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)
Invesco S&P 500 Concentrated QVM ETF (QVMT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$54.67	$50.36	$41.18	$40.63	$42.47	$28.77
Net investment income(a)	0.73	1.34	1.29	1.23	1.02	0.96
Net realized and unrealized gain (loss) on investments	7.59	4.34	9.24	0.47 (b)	(1.78)	13.63
Total from investment operations	8.32	5.68	10.53	1.70	(0.76)	14.59
Distributions to shareholders from:
Net investment income	(0.71)	(1.37)	(1.35)	(1.15)	(1.08)	(0.89)
Net asset value at end of period	$62.28	$54.67	$50.36	$41.18	$40.63	$42.47
Market price at end of period(c)	$62.23	$54.73	$50.35	$41.19	$40.65	$42.44
Net Asset Value Total Return(d)	15.39%	11.55%	26.01%	4.33%	(1.85)%	51.49%
Market Price Total Return(d)	15.17%	11.69%	25.95%	4.31%	(1.72)%	51.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$128,306	$109,336	$106,258	$91,004	$144,635	$145,243
Ratio to average net assets of:
Expenses	0.13%(e)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.60%(e)	2.63%	2.83%	3.00%	2.36%	2.53%
Portfolio turnover rate(f)	95%	31%	31%	39%	32%	36%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)
Invesco S&P 500® High Beta ETF (SPHB)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$104.85	$85.80	$76.06	$64.51	$74.74	$43.73
Net investment income(a)	0.42	0.55	0.82	0.45	0.51	0.89
Net realized and unrealized gain (loss) on investments	18.25	19.08	9.71	11.54	(10.12)	30.93
Total from investment operations	18.67	19.63	10.53	11.99	(9.61)	31.82
Distributions to shareholders from:
Net investment income	(0.39)	(0.58)	(0.79)	(0.44)	(0.62)	(0.81)
Net asset value at end of period	$123.13	$104.85	$85.80	$76.06	$64.51	$74.74
Market price at end of period(b)	$123.12	$104.87	$85.78	$76.05	$64.58	$74.75
Net Asset Value Total Return(c)	17.82%	23.01%	13.92%	18.68%	(12.92)%	73.38%
Market Price Total Return(c)	17.80%	23.06%	13.90%	18.54%	(12.84)%	73.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$639,034	$426,741	$450,461	$586,452	$527,684	$1,679,341
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.74%(d)	0.61%	1.02%	0.65%	0.69%	1.30%
Portfolio turnover rate(e)	30%	85%	91%	66%	76%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$32.56	$31.30	$25.00
Net investment income(b)	0.53	0.98	0.88
Net realized and unrealized gain on investments	3.04	1.43	6.16
Total from investment operations	3.57	2.41	7.04
Distributions to shareholders from:
Net investment income	(0.57)	(1.15)	(0.74)
Net asset value at end of period	$35.56	$32.56	$31.30
Market price at end of period(c)	$35.56	$32.57	$31.26
Net Asset Value Total Return(d)	11.11%	7.93%	28.48%(e)
Market Price Total Return(d)	11.08%	8.10%	28.31%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,312	$7,815	$2,817
Ratio to average net assets of:
Expenses	0.39%(f)	0.39%	0.41%(f)
Net investment income	3.23%(f)	3.16%	4.24%(f)
Portfolio turnover rate(g)	10%	36%	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 25.22%. The market price total return from Fund Inception to August 31, 2024 was 25.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$49.47	$49.54	$41.17	$43.91	$44.24	$34.10
Net investment income(a)	1.07	2.00	1.80	1.80	1.60	1.57
Net realized and unrealized gain (loss) on investments	3.05	(0.36)	8.37	(2.76)	(0.27)	10.21
Total from investment operations	4.12	1.64	10.17	(0.96)	1.33	11.78
Distributions to shareholders from:
Net investment income	(1.17)	(1.71)	(1.80)	(1.78)	(1.66)	(1.64)
Net asset value at end of period	$52.42	$49.47	$49.54	$41.17	$43.91	$44.24
Market price at end of period(b)	$52.43	$49.50	$49.55	$41.16	$43.96	$44.23
Net Asset Value Total Return(c)	8.53%	3.41%	25.52%	(2.20)%	3.02%	35.25%
Market Price Total Return(c)	8.48%	3.46%	25.58%	(2.34)%	3.15%	34.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,441,148	$3,176,276	$3,765,478	$3,125,345	$3,807,984	$3,034,476
Ratio to average net assets of:
Expenses	0.30%(d)	0.30%	0.30%(d)	0.30%	0.30%	0.30%
Net investment income	4.39%(d)	4.09%	4.20%(d)	4.24%	3.56%	3.90%
Portfolio turnover rate(e)	26%	49%	49%	67%	60%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco S&P 500® Low Volatility ETF (SPLV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$73.46	$71.12	$61.26	$63.19	$64.07	$54.69
Net investment income(a)	0.82	1.38	1.30	1.46	1.35	0.91
Net realized and unrealized gain (loss) on investments	3.93	2.30	10.02	(1.95)	(0.96)	9.42
Total from investment operations	4.75	3.68	11.32	(0.49)	0.39	10.33
Distributions to shareholders from:
Net investment income	(0.80)	(1.34)	(1.46)	(1.44)	(1.27)	(0.95)
Net asset value at end of period	$77.41	$73.46	$71.12	$61.26	$63.19	$64.07
Market price at end of period(b)	$77.40	$73.49	$71.14	$61.25	$63.25	$64.05
Net Asset Value Total Return(c)	6.55%	5.21%	18.81%	(0.80)%	0.60%	19.09%
Market Price Total Return(c)	6.49%	5.22%	18.86%	(0.91)%	0.73%	18.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,281,776	$7,932,764	$7,515,084	$8,716,016	$10,972,985	$8,217,477
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.26%(d)	1.90%	2.05%	2.35%	2.10%	1.58%
Portfolio turnover rate(e)	28%	71%	68%	55%	70%	64%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco S&P 500® Momentum ETF (SPMO)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$116.37	$89.22	$58.28	$54.27	$63.43	$50.95
Net investment income(a)	0.53	0.85	0.45	1.27	0.75	0.38
Net realized and unrealized gain (loss) on investments	3.01	26.95	31.13	3.94	(9.34)	12.58
Total from investment operations	3.54	27.80	31.58	5.21	(8.59)	12.96
Distributions to shareholders from:
Net investment income	(0.48)	(0.65)	(0.64)	(1.20)	(0.57)	(0.48)
Net asset value at end of period	$119.43	$116.37	$89.22	$58.28	$54.27	$63.43
Market price at end of period(b)	$119.42	$116.38	$89.20	$58.33	$54.36	$63.41
Net Asset Value Total Return(c)	3.03%	31.29%	54.58%	9.79%	(13.60)%	25.65%
Market Price Total Return(c)	3.02%	31.33%	54.41%	9.71%	(13.43)%	25.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,441,837	$12,169,526	$2,350,987	$197,572	$113,973	$88,166
Ratio to average net assets of:
Expenses	0.13%(d)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.90%(d)	0.83%	0.57%	2.29%	1.25%	0.70%
Portfolio turnover rate(e)	28%	44%	72%	81%	124%	70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$38.20	$33.47	$26.37	$23.58	$26.43	$25.00
Net investment income(b)	0.22	0.43	0.38	0.41	0.38	0.06
Net realized and unrealized gain (loss) on investments	2.18	4.73	7.10	2.79	(2.86)	1.37
Total from investment operations	2.40	5.16	7.48	3.20	(2.48)	1.43
Distributions to shareholders from:
Net investment income	(0.22)	(0.43)	(0.38)	(0.41)	(0.37)	-
Net asset value at end of period	$40.38	$38.20	$33.47	$26.37	$23.58	$26.43
Market price at end of period(c)	$40.38	$38.20	$33.47	$26.38	$23.62	$26.44
Net Asset Value Total Return(d)	6.30%	15.55%	28.61%	13.76%	(9.47)%	5.72%(e)
Market Price Total Return(d)	6.30%	15.55%	28.56%	13.61%	(9.36)%	5.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,498,146	$1,378,983	$1,034,182	$849,202	$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%(f)
Net investment income	1.14%(f)	1.24%	1.31%	1.71%	1.47%	1.34%(f)
Portfolio turnover rate(g)	15%	17%	15%	20%	18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$30.23	$28.65	$24.42	$22.48	$25.53	$25.00
Net investment income(b)	0.21	0.40	0.36	0.35	0.33	0.04
Net realized and unrealized gain (loss) on investments	3.23	1.58	4.21	1.95	(3.05)	0.49
Total from investment operations	3.44	1.98	4.57	2.30	(2.72)	0.53
Distributions to shareholders from:
Net investment income	(0.20)	(0.40)	(0.34)	(0.36)	(0.33)	-
Net asset value at end of period	$33.47	$30.23	$28.65	$24.42	$22.48	$25.53
Market price at end of period(c)	$33.45	$30.24	$28.67	$24.42	$22.50	$25.53
Net Asset Value Total Return(d)	11.44%	7.01%	18.89%	10.37%	(10.69)%	2.12%(e)
Market Price Total Return(d)	11.34%	6.97%	18.97%	10.27%	(10.62)%	2.12%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$404,361	$368,209	$320,898	$267,668	$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.39%(f)	1.39%	1.39%	1.51%	1.38%	0.98%(f)
Portfolio turnover rate(g)	15%	34%	30%	32%	27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$64.00	$60.36	$51.51	$52.53	$55.29	$43.65
Net investment income(a)	1.14	1.64	1.21	1.26	0.97	0.62
Net realized and unrealized gain (loss) on investments	2.46	3.65	8.84	(1.02)	(2.84)	11.59
Total from investment operations	3.60	5.29	10.05	0.24	(1.87)	12.21
Distributions to shareholders from:
Net investment income	(0.87)	(1.65)	(1.20)	(1.26)	(0.89)	(0.57)
Net asset value at end of period	$66.73	$64.00	$60.36	$51.51	$52.53	$55.29
Market price at end of period(b)	$66.70	$63.99	$60.30	$51.50	$52.56	$55.26
Net Asset Value Total Return(c)	5.72%	8.93%	19.83%	0.46%	(3.38)%	28.21%
Market Price Total Return(c)	5.69%	9.00%	19.73%	0.38%	(3.27)%	27.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$760,032	$817,342	$849,856	$898,905	$1,163,050	$1,453,542
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.61%(d)	2.66%	2.26%	2.40%	1.78%	1.26%
Portfolio turnover rate(e)	25%	58%	70%	76%	61%	57%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period June 28, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$27.94	$27.21	$23.27	$22.14	$25.05	$25.00
Net investment income(b)	0.22	0.36	0.36	0.37	0.30	0.06
Net realized and unrealized gain (loss) on investments	2.55	0.74	3.92	1.14	(2.87)	(0.01)
Total from investment operations	2.77	1.10	4.28	1.51	(2.57)	0.05
Distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.34)	(0.38)	(0.34)	-
Net asset value at end of period	$30.52	$27.94	$27.21	$23.27	$22.14	$25.05
Market price at end of period(c)	$30.53	$27.96	$27.21	$23.30	$22.18	$25.05
Net Asset Value Total Return(d)	9.97%	4.10%	18.62%	6.92%	(10.33)%	0.20%(e)
Market Price Total Return(d)	9.93%	4.18%	18.46%	6.86%	(10.17)%	0.20%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$224,351	$205,656	$198,618	$202,938	$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.54%(f)	1.37%	1.51%	1.65%	1.27%	1.51%(f)
Portfolio turnover rate(g)	18%	35%	38%	27%	28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period March 25, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$27.12	$26.37	$25.00
Net investment income(b)	0.11	0.25	0.12
Net realized and unrealized gain on investments	1.28	0.76	1.31
Total from investment operations	1.39	1.01	1.43
Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.06)
Net asset value at end of period	$28.38	$27.12	$26.37
Market price at end of period(c)	$28.39	$27.12	$26.37
Net Asset Value Total Return	5.13%	3.92%	5.75%(d)
Market Price Total Return	5.17%	3.92%	5.75%(d)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,838	$2,712	$2,110
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.35%(e)
Net investment income	0.81%(e)	0.98%	1.12%(e)
Portfolio turnover rate(f)	25%	81%	66%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
The net asset value total return from Fund Inception (March 27, 2024, the first day of trading on the exchange) to August 31, 2024 was 5.03%. The market price total return from Fund Inception to August 31, 2024 was 4.99%.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$13.77	$15.61	$15.95	$18.99	$23.07	$16.66
Net investment income(a)	0.46	0.68	0.77	0.87	0.92	0.86
Net realized and unrealized gain (loss) on investments	(0.35)	(1.60)	0.01	(2.64)	(3.92)	6.36
Total from investment operations	0.11	(0.92)	0.78	(1.77)	(3.00)	7.22
Distributions to shareholders from:
Net investment income	(0.37)	(0.92)	(1.12)	(1.27)	(1.08)	(0.81)
Net asset value at end of period	$13.51	$13.77	$15.61	$15.95	$18.99	$23.07
Market price at end of period(b)	$13.52	$13.78	$15.61	$15.95	$19.02	$23.06
Net Asset Value Total Return(c)	0.91%	(5.88)%	5.39%	(9.48)%	(13.36)%	43.97%
Market Price Total Return(c)	0.91%	(5.81)%	5.38%	(9.63)%	(13.19)%	43.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$74,054	$76,577	$42,914	$19,137	$24,877	$21,690
Ratio to average net assets of:
Expenses	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.94%(d)	4.89%	5.09%	5.10%	4.30%	4.13%
Portfolio turnover rate(e)	36%	82%	79%	68%	67%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$47.69	$48.25	$41.38	$45.06	$48.74	$35.24
Net investment income(a)	0.85	0.79	0.93	1.11	1.01	0.65
Net realized and unrealized gain (loss) on investments	1.33	(0.22)(b)	6.85	(3.61)	(3.83)	13.52
Total from investment operations	2.18	0.57	7.78	(2.50)	(2.82)	14.17
Distributions to shareholders from:
Net investment income	(0.66)	(1.13)	(0.91)	(1.18)	(0.86)	(0.67)
Net asset value at end of period	$49.21	$47.69	$48.25	$41.38	$45.06	$48.74
Market price at end of period(c)	$49.22	$47.62	$48.19	$41.40	$45.09	$48.73
Net Asset Value Total Return(d)	4.65%	1.23%(b)	19.11%	(5.62)%	(5.81)%	40.64%
Market Price Total Return(d)	4.83%	1.20%(b)	18.91%	(5.63)%	(5.72)%	40.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$240,650	$262,291	$348,333	$408,026	$726,364	$1,155,186
Ratio to average net assets of:
Expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.65%(e)	1.69%	2.18%	2.54%	2.09%	1.55%
Portfolio turnover rate(f)	29%	73%	76%	77%	66%	68%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(0.39). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P SmallCap Quality ETF (XSHQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$44.06	$42.42	$37.06	$32.97	$37.41	$26.95
Net investment income(a)	0.33	0.56	0.54	0.53	0.62	0.38
Net realized and unrealized gain (loss) on investments	0.23 (b)	1.60 (b)	5.26	4.14	(4.37)	10.42
Total from investment operations	0.56	2.16	5.80	4.67	(3.75)	10.80
Distributions to shareholders from:
Net investment income	(0.38)	(0.52)	(0.44)	(0.58)	(0.69)	(0.34)
Net asset value at end of period	$44.24	$44.06	$42.42	$37.06	$32.97	$37.41
Market price at end of period(c)	$44.22	$44.05	$42.41	$37.10	$32.99	$37.43
Net Asset Value Total Return(d)	1.27%	5.18%	15.78%	14.39%	(10.13)%	40.38%
Market Price Total Return(d)	1.25%	5.18%	15.63%	14.44%	(10.12)%	40.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$246,841	$289,011	$319,851	$48,179	$28,683	$40,030
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.56%(e)	1.35%	1.38%	1.55%	1.71%	1.07%
Portfolio turnover rate(f)	21%	69%	86%	84%	60%	90%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"
Invesco MSCI North America Climate ETF (KLMN)	"MSCI North America Climate ETF"
Invesco MSCI USA ETF (PBUS)	"MSCI USA ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"
Invesco S&P 500 Concentrated QVM ETF (QVMT)(a)	"S&P 500 Concentrated QVM ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500 High Dividend Growers ETF (DIVG)	"S&P 500 High Dividend Growers ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"
Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"
Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"
Invesco S&P SmallCap 600® GARP ETF (GRPZ)	"S&P SmallCap 600® GARP ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"
Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco S&P 500® Enhanced Value ETF to Invesco S&P 500® Concentrated QVM ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI USA Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
S&P 500 Concentrated QVM ETF	S&P 500® Quality, Value & Momentum Multi-factor Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500® Momentum ETF	S&P 500 Momentum Index
S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P SmallCap 600® GARP ETF	S&P SmallCap 600® GARP Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

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become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG S&P 500 Equal Weight ETF	$95
MSCI North America Climate ETF	671
MSCI USA ETF	5,534
Russell 1000 Equal Weight ETF	8,582
S&P 500® Concentrated QVM ETF	226
S&P 500 High Dividend Growers ETF	20
S&P 500® High Dividend Low Volatility ETF	6,549
S&P 500® Low Volatility ETF	4,575
S&P 500® Momentum ETF	5,962
S&P 500 QVM Multi-factor ETF	547
S&P 500® High Beta ETF	1,092
S&P MidCap 400 QVM Multi-factor ETF	2,344
S&P MidCap Low Volatility ETF	1,937
S&P SmallCap 600 QVM Multi-factor ETF	2,205
S&P SmallCap 600@ GARP ETF	29
S&P SmallCap High Dividend Low Volatility ETF	2,195
S&P SmallCap Low Volatility ETF	1,026
S&P SmallCap Quality ETF	1,908

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

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unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Dividend Paying Securities Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index of certain Funds and the capital resources available for such companies’ dividend payments may affect such Funds. There is the possibility that dividend paying companies could reduce or eliminate the payment of dividends in the future, or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks included in the Underlying Index of certain Funds may not be widely available for purchase or may be highly concentrated in only a few market sectors. This may increase the volatility of such Funds’ returns and limit their ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. Certain Funds’ performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, the value of dividend paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market

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volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. MSCI North America Climate ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF and S&P SmallCap 600® GARP ETF are non-diversified, and, to the extent MSCI USA ETF, S&P 500® Concentrated QVM ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of

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trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG S&P 500 Equal Weight ETF	0.20%
MSCI North America Climate ETF	0.09%
MSCI USA ETF	0.04%
Russell 1000 Equal Weight ETF	0.20%
S&P 500 Concentrated QVM ETF	0.13%
S&P 500® High Beta ETF	0.25%
S&P 500 High Dividend Growers ETF	0.39%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500® Momentum ETF	0.13%
S&P 500 QVM Multi-factor ETF	0.11%
S&P MidCap 400 QVM Multi-factor ETF	0.15%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap 600 QVM Multi-factor ETF	0.15%
S&P SmallCap 600® GARP ETF	0.35%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
ESG S&P 500 Equal Weight ETF	$13
MSCI North America Climate ETF	458
MSCI USA ETF	2,537
Russell 1000 Equal Weight ETF	309

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S&P 500 Concentrated QVM ETF	$27
S&P 500® High Beta ETF	213
S&P 500 High Dividend Growers ETF	3
S&P 500® High Dividend Low Volatility ETF	1,036
S&P 500® Low Volatility ETF	2,679
S&P 500® Momentum ETF	4,301
S&P 500 QVM Multi-factor ETF	816
S&P MidCap 400 QVM Multi-factor ETF	72
S&P MidCap Low Volatility ETF	612
S&P SmallCap 600 QVM Multi-factor ETF	48
S&P SmallCap 600® GARP ETF	1
S&P SmallCap High Dividend Low Volatility ETF	28
S&P SmallCap Low Volatility ETF	147
S&P SmallCap Quality ETF	105
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI Inc.
Russell 1000 Equal Weight ETF	Frank Russell Company
S&P 500 Concentrated QVM ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500 High Dividend Growers ETF	NYSE Arca, Inc.
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600® GARP ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG S&P 500 Equal Weight ETF	$344
MSCI North America Climate ETF	20,342
MSCI USA ETF	15,668
Russell 1000 Equal Weight ETF	748
S&P 500 Concentrated QVM ETF	15,962
S&P 500® High Beta ETF	22,697
S&P 500 High Dividend Growers ETF	18

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S&P 500® High Dividend Low Volatility ETF	$63,442
S&P 500® Low Volatility ETF	144,360
S&P 500® Momentum ETF	78,707
S&P 500 QVM Multi-factor ETF	7,477
S&P MidCap 400 QVM Multi-factor ETF	5,109
S&P MidCap Low Volatility ETF	24,109
S&P SmallCap 600 QVM Multi-factor ETF	6,703
S&P SmallCap 600® GARP ETF	-
S&P SmallCap High Dividend Low Volatility ETF	20,474
S&P SmallCap Low Volatility ETF	23,048
S&P SmallCap Quality ETF	22,065
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,526,212	$-	$-	$47,526,212
Money Market Funds	13,638	40,404	-	54,042
Total Investments	$47,539,850	$40,404	$-	$47,580,254
MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,239,266,524	$-	$-	$1,239,266,524
Money Market Funds	648,802	6,783,439	-	7,432,241
Total Investments	$1,239,915,326	$6,783,439	$-	$1,246,698,765
MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,198,629,066	$-	$-	$10,198,629,066
Money Market Funds	9,355,858	162,054,112	-	171,409,970
Total Investments	$10,207,984,924	$162,054,112	$-	$10,370,039,036

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	Level 1	Level 2	Level 3	Total
Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$789,457,286	$-	$0	$789,457,286
Money Market Funds	-	134,995,445	-	134,995,445
Total Investments	$789,457,286	$134,995,445	$0	$924,452,731
S&P 500 Concentrated QVM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,261,391	$-	$-	$128,261,391
Money Market Funds	-	92,614	-	92,614
Total Investments	$128,261,391	$92,614	$-	$128,354,005
S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$638,387,407	$-	$-	$638,387,407
Money Market Funds	382,883	59,309,648	-	59,692,531
Total Investments	$638,770,290	$59,309,648	$-	$698,079,938
S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,310,432	$-	$-	$10,310,432
Money Market Funds	-	97,960	-	97,960
Total Investments	$10,310,432	$97,960	$-	$10,408,392
S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,439,024,131	$-	$-	$3,439,024,131
Money Market Funds	-	201,809,772	-	201,809,772
Total Investments	$3,439,024,131	$201,809,772	$-	$3,640,833,903
S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,281,794,256	$-	$-	$8,281,794,256
Money Market Funds	-	241,449,439	-	241,449,439
Total Investments	$8,281,794,256	$241,449,439	$-	$8,523,243,695
S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,427,882,352	$-	$-	$13,427,882,352
Money Market Funds	8,438,465	157,671,974	-	166,110,439
Total Investments	$13,436,320,817	$157,671,974	$-	$13,593,992,791
S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,496,661,929	$-	$-	$1,496,661,929
Money Market Funds	175,119	4,693,892	-	4,869,011
Total Investments	$1,496,837,048	$4,693,892	$-	$1,501,530,940
S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$404,032,781	$-	$-	$404,032,781
Money Market Funds	132,371	50,061,673	-	50,194,044
Total Investments	$404,165,152	$50,061,673	$-	$454,226,825
S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$758,818,714	$-	$-	$758,818,714
Money Market Funds	497,592	103,267,304	-	103,764,896
Total Investments	$759,316,306	$103,267,304	$-	$862,583,610

110

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$224,101,477	$-	$0	$224,101,477
Money Market Funds	130,403	44,877,170	-	45,007,573
Total Investments	$224,231,880	$44,877,170	$0	$269,109,050
S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,834,248	$-	$-	$2,834,248
Money Market Funds	3,610	663,411	-	667,021
Total Investments	$2,837,858	$663,411	$-	$3,501,269
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$73,949,212	$-	$-	$73,949,212
Money Market Funds	-	20,667,798	-	20,667,798
Total Investments	$73,949,212	$20,667,798	$-	$94,617,010
S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$240,223,950	$-	$-	$240,223,950
Money Market Funds	124,057	37,469,834	-	37,593,891
Total Investments	$240,348,007	$37,469,834	$-	$277,817,841
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$246,489,224	$-	$-	$246,489,224
Money Market Funds	188,711	42,130,174	-	42,318,885
Total Investments	$246,677,935	$42,130,174	$-	$288,808,109
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG S&P 500 Equal Weight ETF	$320,367	$814,595	$1,134,962
MSCI North America Climate ETF	6,635,500	-	6,635,500
MSCI USA ETF	10,489,065	75,225,624	85,714,689
Russell 1000 Equal Weight ETF	17,200,038	130,386,884	147,586,922
S&P 500 Concentrated QVM ETF	9,844,194	10,205,038	20,049,232
S&P 500® High Beta ETF	135,977,127	104,955,726	240,932,853
S&P 500 High Dividend Growers ETF	95,603	9,065	104,668
S&P 500® High Dividend Low Volatility ETF	390,919,471	543,581,269	934,500,740
S&P 500® Low Volatility ETF	2,161,953,688	656,783,179	2,818,736,867
S&P 500® Momentum ETF	90,920,102	1,180,518	92,100,620
S&P 500 QVM Multi-factor ETF	34,079,094	43,825,462	77,904,556
S&P MidCap 400 QVM Multi-factor ETF	11,622,080	10,862,772	22,484,852
S&P MidCap Low Volatility ETF	431,202,728	256,426,043	687,628,771
S&P SmallCap 600 QVM Multi-factor ETF	8,575,837	8,006,969	16,582,806
S&P SmallCap 600® GARP ETF	254,642	51,167	305,809

111

	No expiration
	Short-Term	Long-Term	Total*
S&P SmallCap High Dividend Low Volatility ETF	$8,869,582	$7,444,029	$16,313,611
S&P SmallCap Low Volatility ETF	377,393,398	324,902,200	702,295,598
S&P SmallCap Quality ETF	27,187,617	6,642,443	33,830,060

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG S&P 500 Equal Weight ETF	$3,633,910	$4,637,972
MSCI North America Climate ETF	151,641,625	159,697,447
MSCI USA ETF	162,348,604	144,848,089
Russell 1000 Equal Weight ETF	107,825,520	107,761,546
S&P 500 Concentrated QVM ETF	109,338,639	109,191,145
S&P 500® High Beta ETF	165,857,447	165,060,800
S&P 500 High Dividend Growers ETF	1,938,372	918,263
S&P 500® High Dividend Low Volatility ETF	845,213,529	855,228,161
S&P 500® Low Volatility ETF	2,138,069,103	2,131,042,686
S&P 500® Momentum ETF	3,653,580,285	3,767,147,603
S&P 500 QVM Multi-factor ETF	235,737,381	213,865,969
S&P MidCap 400 QVM Multi-factor ETF	57,012,771	58,250,955
S&P MidCap Low Volatility ETF	192,982,325	189,851,524
S&P SmallCap 600 QVM Multi-factor ETF	37,751,874	38,200,095
S&P SmallCap 600® GARP ETF	675,017	1,135,530
S&P SmallCap High Dividend Low Volatility ETF	26,503,714	25,917,815
S&P SmallCap Low Volatility ETF	72,929,861	69,986,099
S&P SmallCap Quality ETF	56,073,524	56,683,073
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG S&P 500 Equal Weight ETF	$25,253,924	$6,335,863
MSCI North America Climate ETF	331,791,544	1,939,315,404
MSCI USA ETF	2,923,497,395	1,705,759,316
Russell 1000 Equal Weight ETF	41,917,067	16,897,492
S&P 500 Concentrated QVM ETF	55,298,272	51,936,515
S&P 500® High Beta ETF	576,225,452	442,605,780
S&P 500 High Dividend Growers ETF	3,287,961	2,630,247
S&P 500® High Dividend Low Volatility ETF	817,216,902	741,234,271
S&P 500® Low Volatility ETF	1,765,069,689	1,814,179,575
S&P 500® Momentum ETF	6,437,612,898	5,379,520,019
S&P 500 QVM Multi-factor ETF	85,479,805	68,996,403
S&P MidCap 400 QVM Multi-factor ETF	40,131,780	42,233,077
S&P MidCap Low Volatility ETF	10,704,956	98,490,468
S&P SmallCap 600 QVM Multi-factor ETF	25,665,479	25,358,372
S&P SmallCap 600® GARP ETF	1,072,003	618,574
S&P SmallCap High Dividend Low Volatility ETF	1,206,555	2,198,595
S&P SmallCap Low Volatility ETF	-	28,444,396
S&P SmallCap Quality ETF	21,274,126	62,602,494
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

112

As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG S&P 500 Equal Weight ETF	$6,137,533	$(1,482,359)	$4,655,174	$42,925,080
MSCI North America Climate ETF	158,650,940	(89,117,022)	69,533,918	1,177,164,847
MSCI USA ETF	1,641,332,635	(482,399,617)	1,158,933,018	9,211,106,018
Russell 1000 Equal Weight ETF	202,690,335	(59,347,908)	143,342,427	781,110,304
S&P 500 Concentrated QVM ETF	9,592,487	(2,949,686)	6,642,801	121,711,204
S&P 500® High Beta ETF	52,748,748	(57,890,296)	(5,141,548)	703,221,486
S&P 500 High Dividend Growers ETF	1,446,972	(250,966)	1,196,006	9,212,386
S&P 500® High Dividend Low Volatility ETF	315,909,087	(204,398,667)	111,510,420	3,529,323,483
S&P 500® Low Volatility ETF	829,320,912	(213,156,293)	616,164,619	7,907,079,076
S&P 500® Momentum ETF	1,644,543,878	(695,013,404)	949,530,474	12,644,462,317
S&P 500 QVM Multi-factor ETF	469,350,880	(67,206,146)	402,144,734	1,099,386,206
S&P MidCap 400 QVM Multi-factor ETF	119,257,412	(18,398,947)	100,858,465	353,368,360
S&P MidCap Low Volatility ETF	103,927,245	(28,570,916)	75,356,329	787,227,281
S&P SmallCap 600 QVM Multi-factor ETF	59,169,539	(12,509,615)	46,659,924	222,449,126
S&P SmallCap 600® GARP ETF	458,555	(156,037)	302,518	3,198,751
S&P SmallCap High Dividend Low Volatility ETF	5,492,266	(8,046,880)	(2,554,614)	97,171,624
S&P SmallCap Low Volatility ETF	22,939,861	(14,737,841)	8,202,020	269,615,821
S&P SmallCap Quality ETF	32,636,558	(20,497,226)	12,139,332	276,668,777
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

113

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

114

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLVA-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF

2

Invesco KBW Bank ETF (KBWB)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Asset Management & Custody Banks-11.84%
Bank of New York Mellon Corp. (The)	1,901,833	$226,508,310
Northern Trust Corp.	1,428,984	204,473,320
State Street Corp.	1,791,214	230,385,945
		661,367,575
Consumer Finance-3.41%
Capital One Financial Corp.	973,134	190,383,936
Diversified Banks-43.24%
Bank of America Corp.	7,947,645	396,031,150
Citigroup, Inc.	2,057,846	226,754,051
Fifth Third Bancorp(b)	6,707,817	331,835,687
JPMorgan Chase & Co.	1,361,881	408,972,864
KeyCorp	8,258,766	171,286,807
PNC Financial Services Group, Inc. (The)	1,117,849	237,375,235
U.S. Bancorp	4,346,534	237,581,548
Wells Fargo & Co.	4,966,818	404,547,326
		2,414,384,668
Investment Banking & Brokerage-15.44%
Goldman Sachs Group, Inc. (The)	516,124	443,644,707
Morgan Stanley	2,513,147	418,464,107
		862,108,814
Regional Banks-25.84%
Citizens Financial Group, Inc.	3,245,434	195,342,673
East West Bancorp, Inc.	1,039,749	113,800,528
First Horizon Corp.	3,718,503	88,463,186
Huntington Bancshares, Inc.(b)	15,338,054	257,679,307
M&T Bank Corp.(b)	1,120,880	243,208,542
Regions Financial Corp.	6,742,762	187,651,067
Truist Financial Corp.	4,584,996	226,086,153
Western Alliance Bancorporation	831,213	66,763,028
Zions Bancorporation N.A.(b)	1,114,767	63,853,854
		1,442,848,338
Total Common Stocks & Other Equity Interests (Cost $5,361,599,671)		5,571,093,331
	Shares	Value
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $7,281,645)	7,281,645	$7,281,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $5,368,881,316)		5,578,374,976
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.54%
Invesco Private Government Fund, 3.64%(c)(d)(e)	23,895,570	23,895,570
Invesco Private Prime Fund, 3.81%(c)(d)(e)	62,075,684	62,094,307
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,989,877)		85,989,877
TOTAL INVESTMENTS IN SECURITIES-101.44% (Cost $5,454,871,193)		5,664,364,853
OTHER ASSETS LESS LIABILITIES-(1.44)%		(80,182,489)
NET ASSETS-100.00%		$5,584,182,364

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,927,604	$112,196,268	$(109,842,227)	$-	$-	$7,281,645	$137,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,121,444	$473,264,553	$(452,490,427)	$-	$-	$23,895,570	$337,072 *
Invesco Private Prime Fund	8,108,790	954,776,152	(900,790,415)	(676)	456	62,094,307	910,995 *
Total	$16,157,838	$1,540,236,973	$(1,463,123,069)	$(676)	$456	$93,271,522	$1,385,521

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E Mini Financial Select Sector Futures	80	March-2026	$12,663,200	$(973,028)	$(973,028)

(a)	Futures contracts collateralized by $1,399,037 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-74.76%
Asset Management & Custody Banks-13.08%
AllianceBernstein Holding L.P.	226,474	$8,891,369
Artisan Partners Asset Management, Inc., Class A(b)	188,158	7,579,004
Blue Owl Capital Corp., BDC(b)	838,823	9,470,312
Blue Owl Capital, Inc.(b)	236,057	2,490,402
Carlyle Secured Lending, Inc., BDC(b)	974,423	10,835,584
Franklin Resources, Inc.	281,341	7,466,790
Nuveen Churchill Direct Lending Corp.(b)	791,252	10,183,413
		56,916,874
Commercial & Residential Mortgage Finance-1.32%
UWM Holdings Corp.(b)	1,302,716	5,744,978
Life & Health Insurance-2.03%
Lincoln National Corp.	137,467	4,715,118
Prudential Financial, Inc.	41,923	4,124,385
		8,839,503
Mortgage REITs-47.19%
Adamas Trust, Inc.	1,956,477	16,121,370
AGNC Investment Corp.	1,591,514	17,840,872
Annaly Capital Management, Inc.	643,221	14,948,456
Arbor Realty Trust, Inc.(b)	1,472,655	11,678,154
ARMOUR Residential REIT, Inc.(b)	970,621	17,422,647
Dynex Capital, Inc.	1,148,998	16,120,442
Franklin BSP Realty Trust, Inc.(b)	1,179,759	10,771,200
Invesco Mortgage Capital, Inc.(b)(c)	2,642,966	22,280,203
MFA Financial, Inc.	1,465,417	14,815,366
Orchid Island Capital, Inc.(b)	2,832,436	21,073,324
PennyMac Mortgage Investment Trust(b)	1,059,755	12,992,596
Redwood Trust, Inc.	1,941,586	11,746,595
Two Harbors Investment Corp.(b)	1,698,224	17,542,654
		205,353,879
Regional Banks-8.72%
First Interstate BancSystem, Inc., Class A(b)	191,824	6,639,029
Flushing Financial Corp.	339,153	5,233,131
Kearny Financial Corp.	866,453	6,628,366
Northwest Bancshares, Inc.	504,725	6,283,826
Peoples Bancorp, Inc.	169,463	5,468,571
Washington Trust Bancorp, Inc.	228,516	7,698,704
		37,951,627
Transaction & Payment Processing Services-2.42%
Western Union Co. (The)(b)	1,095,772	10,552,284
Total Common Stocks & Other Equity Interests (Cost $324,955,628)		325,359,145
	Shares	Value

Closed-End Funds-25.13%
BlackRock TCP Capital Corp., BDC(b)	2,375,549	$9,715,995
CION Investment Corp., BDC(b)	1,382,057	11,028,815
Crescent Capital BDC, Inc.(b)	685,108	8,673,467
FS KKR Capital Corp., BDC(b)	912,868	9,858,974
Goldman Sachs BDC, Inc., BDC(b)	1,564,026	14,170,076
MidCap Financial Investment Corp., BDC(b)	1,006,404	9,741,991
New Mountain Finance Corp., BDC(b)	1,314,928	10,059,199
PennantPark Floating Rate Capital Ltd., BDC(b)	1,350,685	11,021,590
PennantPark Investment Corp., BDC (Acquired 12/16/2022 - 09/20/2024; Cost $10,862,006)(b)(d)	1,836,639	9,146,462
Trinity Capital, Inc., BDC(b)	1,078,214	15,946,785
		109,363,354
Total Closed-End Funds (Cost $142,491,448)		109,363,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $467,447,076)		434,722,499
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.83%
Invesco Private Government Fund, 3.64%(c)(e)(f)	37,305,897	37,305,897
Invesco Private Prime Fund, 3.81%(c)(e)(f)	96,831,545	96,860,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,166,491)		134,166,491
TOTAL INVESTMENTS IN SECURITIES-130.72% (Cost $601,613,567)		568,888,990
OTHER ASSETS LESS LIABILITIES-(30.72)%		(133,704,444)
NET ASSETS-100.00%		$435,184,546

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$17,468,425	$4,273,668	$(726,649)	$1,232,459	$32,300	$22,280,203	$2,251,960
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	719,607	38,053,888	(38,773,495)	-	-	-	23,636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,473,609	131,299,516	(113,467,228)	-	-	37,305,897	447,359 *
Invesco Private Prime Fund	50,585,881	249,193,122	(202,918,717)	(199)	507	96,860,594	1,208,332 *
Total	$88,247,522	$422,820,194	$(355,886,089)	$1,232,260	$32,807	$156,446,694	$3,931,287

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at February 28, 2026 represented 2.10% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Diversified REITs-21.62%
Alpine Income Property Trust, Inc.	415,632	$8,196,263
American Assets Trust, Inc.	374,770	7,315,510
Armada Hoffler Properties, Inc.(b)	1,416,563	8,853,519
CTO Realty Growth, Inc.	500,430	9,748,376
Gladstone Commercial Corp.(b)	1,006,240	12,567,938
Global Net Lease, Inc.(b)	1,210,999	11,407,611
		58,089,217
Health Care REITs-18.53%
Alexandria Real Estate Equities, Inc.(b)	195,423	10,560,659
Chiron Real Estate, Inc.(b)	287,027	9,939,745
Community Healthcare Trust, Inc.	855,885	14,627,075
Healthpeak Properties, Inc.	400,006	7,072,106
Sila Realty Trust, Inc.(b)	295,528	7,603,935
		49,803,520
Hotel & Resort REITs-10.45%
Apple Hospitality REIT, Inc.	714,357	8,758,017
Park Hotels & Resorts, Inc.(b)	918,649	10,389,920
RLJ Lodging Trust(b)	1,112,464	8,921,961
		28,069,898
Industrial REITs-10.57%
Americold Realty Trust, Inc.(b)	817,768	10,949,913
Innovative Industrial Properties, Inc.(b)	329,631	17,457,258
		28,407,171
Multi-Family Residential REITs-2.30%
NexPoint Residential Trust, Inc.	219,348	6,183,420
Office REITs-12.73%
Douglas Emmett, Inc.(b)	545,572	5,395,707
Easterly Government Properties, Inc.	397,244	9,247,840
Highwoods Properties, Inc.	256,440	5,767,336
Postal Realty Trust, Inc., Class A(b)	413,231	8,566,279
SL Green Realty Corp.(b)	141,964	5,231,373
		34,208,535
	Shares	Value
Other Specialized REITs-12.29%
EPR Properties	137,183	$8,150,042
Four Corners Property Trust, Inc.(b)	261,633	6,676,874
Gaming and Leisure Properties, Inc.	167,151	8,175,356
Millrose Properties, Inc.	319,456	10,018,140
		33,020,412
Retail REITs-5.62%
FrontView REIT, Inc.(b)	410,832	6,807,486
Getty Realty Corp.(b)	252,785	8,296,404
		15,103,890
Self-Storage REITs-3.56%
National Storage Affiliates Trust	273,525	9,578,846
Single-Family Residential REITs-2.29%
UMH Properties, Inc.(b)	408,913	6,166,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $266,810,233)		268,631,317
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.20%
Invesco Private Government Fund, 3.64%(c)(d)(e)	17,771,566	17,771,566
Invesco Private Prime Fund, 3.81%(c)(d)(e)	47,257,816	47,271,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,043,559)		65,043,559
TOTAL INVESTMENTS IN SECURITIES-124.16% (Cost $331,853,792)		333,674,876
OTHER ASSETS LESS LIABILITIES-(24.16)%		(64,936,074)
NET ASSETS-100.00%		$268,738,802

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,031,485	$(13,031,485)	$-	$-	$-	$5,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,446,294	$87,768,680	$(85,443,408)	$-	$-	$17,771,566	$263,765 *
Invesco Private Prime Fund	40,163,621	188,056,539	(180,947,266)	(3,133)	2,232	47,271,993	715,706 *
Total	$55,609,915	$288,856,704	$(279,422,159)	$(3,133)	$2,232	$65,043,559	$984,700

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Insurance Brokers-28.13%
Aon PLC, Class A	62,482	$20,960,837
Arthur J. Gallagher & Co.	44,650	10,189,130
Brown & Brown, Inc.(b)	137,463	9,872,593
Marsh & McLennan Cos., Inc.	120,543	22,510,200
Ryan Specialty Holdings, Inc., Class A(b)	99,695	3,922,998
Willis Towers Watson PLC	34,442	10,510,665
		77,966,423
Multi-line Insurance-4.22%
American International Group, Inc.	145,173	11,684,975
Property & Casualty Insurance-59.81%
Allstate Corp. (The)	51,913	11,136,377
American Financial Group, Inc.	64,580	8,587,848
Arch Capital Group Ltd.(c)	117,721	11,789,758
Assurant, Inc.	38,778	8,903,041
AXIS Capital Holdings Ltd.	59,648	6,305,987
Chubb Ltd.	74,664	25,449,971
Cincinnati Financial Corp.	65,972	10,818,088
Hanover Insurance Group, Inc. (The)	27,549	4,976,176
Hartford Insurance Group, Inc. (The)	80,685	11,362,868
Mercury General Corp.	42,880	3,884,070
Progressive Corp. (The)	96,654	20,651,094
RLI Corp.	71,101	4,431,014
Selective Insurance Group, Inc.	46,767	3,930,299
Travelers Cos., Inc. (The)	75,509	23,305,098
W.R. Berkley Corp.	142,311	10,203,699
		165,735,388
Reinsurance-7.83%
Everest Group Ltd.	32,505	10,905,103
RenaissanceRe Holdings Ltd. (Bermuda)	35,703	10,798,729
		21,703,832
Total Common Stocks & Other Equity Interests (Cost $271,180,745)		277,090,618
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $11,679)	11,679	$11,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $271,192,424)		277,102,297
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.85%
Invesco Private Government Fund, 3.64%(d)(e)(f)	3,744,053	3,744,053
Invesco Private Prime Fund, 3.81%(d)(e)(f)	9,702,790	9,705,701
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,449,754)		13,449,754
TOTAL INVESTMENTS IN SECURITIES-104.85% (Cost $284,642,178)		290,552,051
OTHER ASSETS LESS LIABILITIES-(4.85)%		(13,442,515)
NET ASSETS-100.00%		$277,109,536

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$331,630	$4,331,204	$(4,651,155)	$-	$-	$11,679	$6,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$946,541	$37,349,874	$(34,552,362)	$-	$-	$3,744,053	$28,292 *
Invesco Private Prime Fund	2,464,132	87,393,600	(80,151,894)	(55)	(82)	9,705,701	73,060 *
Total	$3,742,303	$129,074,678	$(119,355,411)	$(55)	$(82)	$13,461,433	$107,978

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)
Assets:
Unaffiliated investments in securities, at value(a)	$5,571,093,331	$412,442,296	$268,631,317	$277,090,618
Affiliated investments in securities, at value	93,271,522	156,446,694	65,043,559	13,461,433
Cash	952	-	-	11,365
Due from broker	38,405	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	1,399,037	-	-	-
Receivable for:
Dividends	6,046,516	1,432,243	725,945	80,660
Securities lending	19,038	29,357	7,594	815
Investments sold	38,434,716	1,306,856	-	-
Fund shares sold	11,468,284	-	-	-
Total assets	5,721,771,801	571,657,446	334,408,415	290,644,891
Liabilities:
Due to custodian	-	1,012,317	554,514	-
Due to broker	-	411	-	-
Payable for:
Investments purchased	11,448,673	-	-	11,365
Collateral upon return of securities loaned	85,989,877	134,166,491	65,043,559	13,449,754
Fund shares repurchased	38,500,668	1,176,186	-	-
Accrued unitary management fees	1,650,219	117,495	71,540	74,236
Total liabilities	137,589,437	136,472,900	65,669,613	13,535,355
Net Assets	$5,584,182,364	$435,184,546	$268,738,802	$277,109,536
Net assets consist of:
Shares of beneficial interest	$5,250,754,368	$718,367,698	$502,681,651	$252,871,904
Distributable earnings (loss)	333,427,996	(283,183,152)	(233,942,849)	24,237,632
Net Assets	$5,584,182,364	$435,184,546	$268,738,802	$277,109,536
Shares outstanding (unlimited amount authorized, $0.01 par value)	68,170,000	33,300,000	16,420,000	2,190,000
Net asset value	$81.92	$13.07	$16.37	$126.53
Market price	$81.89	$13.08	$16.37	$126.54
Unaffiliated investments in securities, at cost	$5,361,599,671	$445,278,416	$266,810,233	$271,180,745
Affiliated investments in securities, at cost	$93,271,522	$156,335,151	$65,043,559	$13,461,433
(a)Includes securities on loan with an aggregate value of:	$80,979,915	$128,978,287	$61,914,151	$13,250,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)
Investment income:
Unaffiliated interest income	$41,138	$-	$-	$-
Unaffiliated dividend income	73,640,393	26,220,886	9,791,066	5,526,293
Affiliated dividend income	137,454	2,275,596	5,229	6,626
Securities lending income, net	59,049	297,547	40,115	4,733
Total investment income	73,878,034	28,794,029	9,836,410	5,537,652
Expenses:
Unitary management fees	10,041,319	740,452	439,079	653,831
Less: Waivers	(3,586)	(616)	(136)	(171)
Net expenses	10,037,733	739,836	438,943	653,660
Net investment income	63,840,301	28,054,193	9,397,467	4,883,992
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(12,033,924)	(13,772,498)	3,656,191	(2,454,692)
Affiliated investment securities	456	(16,523)	2,232	(82)
Unaffiliated in-kind redemptions	557,018,496	890,062	171,737	32,606,542
Affiliated in-kind redemptions	-	49,330	-	-
Futures contracts	544,065	-	-	-
Net realized gain (loss)	545,529,093	(12,849,629)	3,830,160	30,151,768
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(261,534,898)	(26,450,929)	(207,742)	(15,136,433)
Affiliated investment securities	(676)	1,232,260	(3,133)	(55)
Futures contracts	(1,448,168)	-	-	-
Change in net unrealized appreciation (depreciation)	(262,983,742)	(25,218,669)	(210,875)	(15,136,488)
Net realized and unrealized gain (loss)	282,545,351	(38,068,298)	3,619,285	15,015,280
Net increase (decrease) in net assets resulting from operations	$346,385,652	$(10,014,105)	$13,016,752	$19,899,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

13

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$63,840,301	$84,187,458	$28,054,193	$41,960,901
Net realized gain (loss)	545,529,093	407,087,443	(12,849,629)	(18,779,635)
Change in net unrealized appreciation (depreciation)	(262,983,742)	454,005,014	(25,218,669)	(6,514,302)
Net increase (decrease) in net assets resulting from operations	346,385,652	945,279,915	(10,014,105)	16,666,964
Distributions to Shareholders from:
Distributable earnings	(63,450,870)	(76,080,702)	(27,556,953)	(49,072,092)
Shareholder Transactions:
Proceeds from shares sold	3,533,866,635	5,237,308,355	49,167,132	90,931,177
Value of shares repurchased	(3,177,295,799)	(2,907,722,797)	(7,353,527)	(22,989,597)
Net increase (decrease) in net assets resulting from share transactions	356,570,836	2,329,585,558	41,813,605	67,941,580
Net increase (decrease) in net assets	639,505,618	3,198,784,771	4,242,547	35,536,452
Net assets:
Beginning of period	4,944,676,746	1,745,891,975	430,941,999	395,405,547
End of period	$5,584,182,364	$4,944,676,746	$435,184,546	$430,941,999
Changes in Shares Outstanding:
Shares sold	43,440,000	78,020,000	3,590,000	6,260,000
Shares repurchased	(38,960,000)	(43,610,000)	(530,000)	(1,640,000)
Shares outstanding, beginning of period	63,690,000	29,280,000	30,240,000	25,620,000
Shares outstanding, end of period	68,170,000	63,690,000	33,300,000	30,240,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$9,397,467	$9,527,452	$4,883,992	$8,045,994
3,830,160	(13,066,515)	30,151,768	48,598,216
(210,875)	(27,546,164)	(15,136,488)	(30,265,835)
13,016,752	(31,085,227)	19,899,272	26,378,375

(12,069,021)	(20,076,935)	(3,469,915)	(7,891,460)

18,113,925	95,106,357	83,381,427	372,040,166
(1,404,411)	(27,383,629)	(298,856,789)	(250,517,607)
16,709,514	67,722,728	(215,475,362)	121,522,559
17,657,245	16,560,566	(199,046,005)	140,009,474

251,081,557	234,520,991	476,155,541	336,146,067
$268,738,802	$251,081,557	$277,109,536	$476,155,541

1,140,000	5,290,000	660,000	3,190,000
(90,000)	(1,410,000)	(2,390,000)	(2,180,000)
15,370,000	11,490,000	3,920,000	2,910,000
16,420,000	15,370,000	2,190,000	3,920,000

15

Financial Highlights
Invesco KBW Bank ETF (KBWB)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$77.64	$59.63	$41.98	$54.43	$66.21	$39.58
Net investment income(a)	0.90	1.70	1.56	1.64	1.49	1.31
Net realized and unrealized gain (loss) on investments	4.28	17.92	17.71	(12.52)	(11.66)	26.56
Total from investment operations	5.18	19.62	19.27	(10.88)	(10.17)	27.87
Distributions to shareholders from:
Net investment income	(0.90)	(1.61)	(1.62)	(1.57)	(1.61)	(1.24)
Net asset value at end of period	$81.92	$77.64	$59.63	$41.98	$54.43	$66.21
Market price at end of period(b)	$81.89	$77.69	$59.62	$41.99	$54.52	$66.11
Net Asset Value Total Return(c)	6.67%	33.50%	46.89%	(20.21)%	(15.59)%	71.42%
Market Price Total Return(c)	6.56%	33.61%	46.83%	(20.32)%	(15.33)%	70.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,584,182	$4,944,677	$1,745,892	$1,759,327	$1,969,201	$2,978,303
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.23%(d)	2.55%	3.21%	3.39%	2.30%	2.25%
Portfolio turnover rate(e)	8%	10%	11%	35%	23%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights—(continued)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.25	$15.43	$15.99	$17.20	$20.68	$13.75
Net investment income(a)	0.91	1.50	1.74	1.55	1.25	1.19
Net realized and unrealized gain (loss) on investments	(1.20)	(0.93)	(0.50)	(0.95)	(3.08)	7.14
Total from investment operations	(0.29)	0.57	1.24	0.60	(1.83)	8.33
Distributions to shareholders from:
Net investment income	(0.89)	(1.75)	(1.80)	(1.81)	(1.65)	(1.40)
Net asset value at end of period	$13.07	$14.25	$15.43	$15.99	$17.20	$20.68
Market price at end of period(b)	$13.08	$14.26	$15.44	$15.99	$17.21	$20.69
Net Asset Value Total Return(c)	(2.13)%	4.26%	8.68%	4.56%	(9.15)%	62.77%
Market Price Total Return(c)	(2.13)%	4.25%	8.75%	4.49%	(9.15)%	62.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$435,185	$430,942	$395,406	$382,706	$422,852	$465,497
Ratio to average net assets of:
Expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	13.26%(e)	10.38%	11.49%	10.03%	6.54%	6.55%
Portfolio turnover rate(f)	29%	60%	71%	68%	76%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights—(continued)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$16.34	$20.41	$19.15	$22.07	$23.91	$18.71
Net investment income(a)	0.59	0.72	0.59	0.70	0.74	0.69
Net realized and unrealized gain (loss) on investments	0.19	(3.27)	2.24	(2.04)	(1.23)	5.94
Total from investment operations	0.78	(2.55)	2.83	(1.34)	(0.49)	6.63
Distributions to shareholders from:
Net investment income	(0.75)	(1.52)	(1.57)	(1.58)	(1.35)	(1.43)
Net asset value at end of period	$16.37	$16.34	$20.41	$19.15	$22.07	$23.91
Market price at end of period(b)	$16.37	$16.34	$20.41	$19.14	$22.09	$23.89
Net Asset Value Total Return(c)	5.07%	(12.59)%	16.18%	(5.72)%	(2.23)%	36.86%
Market Price Total Return(c)	5.06%	(12.59)%	16.24%	(5.85)%	(2.06)%	36.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$268,739	$251,082	$234,521	$227,297	$288,420	$350,063
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.49%(d)	4.14%	3.24%	3.61%	3.09%	3.16%
Portfolio turnover rate(e)	47%	77%	86%	73%	77%	72%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW Property & Casualty Insurance ETF (KBWP)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$121.47	$115.51	$82.76	$76.55	$80.54	$60.03
Net investment income(a)	1.60	2.15	1.48	1.64	1.68	1.94 (b)
Net realized and unrealized gain (loss) on investments	4.44	5.96	32.82	6.10	(3.26)	20.09
Total from investment operations	6.04	8.11	34.30	7.74	(1.58)	22.03
Distributions to shareholders from:
Net investment income	(0.98)	(2.15)	(1.55)	(1.53)	(2.41)	(1.52)
Net asset value at end of period	$126.53	$121.47	$115.51	$82.76	$76.55	$80.54
Market price at end of period(c)	$126.54	$121.50	$115.44	$82.76	$76.65	$80.48
Net Asset Value Total Return(d)	4.98%	7.08%	41.85%	10.15%	(1.98)%	37.10%
Market Price Total Return(d)	4.95%	7.19%	41.76%	10.00%	(1.79)%	36.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$277,110	$476,156	$336,146	$148,967	$206,689	$88,593
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.61%(e)	1.81%	1.49%	1.96%	2.11%	2.82%(b)
Portfolio turnover rate(f)	37%	10%	14%	12%	8%	16%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq BankTM Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend YieldTM Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REITTM Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & CasualtyTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

19

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - KBW Bank ETF and KBW Property & Casualty Insurance ETF each declare and pay dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.

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F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent.

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To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
KBW Bank ETF	$2,844
KBW High Dividend Yield Financial ETF	18,501
KBW Premium Yield Equity REIT ETF	2,339
KBW Property & Casualty Insurance ETF	340

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Banking Industry Risk. KBW Bank ETF may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital and liquid assets that they must maintain. In addition, changes in interest rates can have a disproportionate effect on the banking industry; banks whose securities this Fund may

23

purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Credit, borrower, asset, depositor and counterparty concentration can negatively impact banks in which this Fund invests. Negative public perception and increased competition also may adversely affect the profitability or viability of banks.
Dividend Paying Securities Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index of certain Funds and the capital resources available for such companies’ dividend payments may affect such Funds. There is the possibility that dividend paying companies could reduce or eliminate the payment of dividends in the future, or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks included in the Underlying Index of certain Funds may not be widely available for purchase or may be highly concentrated in only a few market sectors. This may increase the volatility of such Funds’ returns and limit their ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. Certain Funds’ performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, the value of dividend paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include,

24

but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

25

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
KBW Bank ETF	$3,586
KBW High Dividend Yield Financial ETF	616
KBW Premium Yield Equity REIT ETF	136
KBW Property & Casualty Insurance ETF	171
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
KBW Bank ETF	$44,868
KBW High Dividend Yield Financial ETF	9,720
KBW Premium Yield Equity REIT ETF	6,121
KBW Property & Casualty Insurance ETF	257
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

26

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,571,093,331	$-	$-	$5,571,093,331
Money Market Funds	7,281,645	85,989,877	-	93,271,522
Total Investments in Securities	5,578,374,976	85,989,877	-	5,664,364,853
Other Investments - Liabilities*
Futures Contracts	(973,028)	-	-	(973,028)
Total Investments	$5,577,401,948	$85,989,877	$-	$5,663,391,825
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$325,359,145	$-	$-	$325,359,145
Closed-End Funds	109,363,354	-	-	109,363,354
Money Market Funds	-	134,166,491	-	134,166,491
Total Investments	$434,722,499	$134,166,491	$-	$568,888,990
KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$268,631,317	$-	$-	$268,631,317
Money Market Funds	-	65,043,559	-	65,043,559
Total Investments	$268,631,317	$65,043,559	$-	$333,674,876
KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,090,618	$-	$-	$277,090,618
Money Market Funds	11,679	13,449,754	-	13,461,433
Total Investments	$277,102,297	$13,449,754	$-	$290,552,051

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
KBW Bank ETF
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(973,028)
Derivatives not subject to master netting agreements	973,028
Total Derivative Liabilities subject to master netting agreements	$-

27

Effect of Derivative Investments for the Six-Month Period Ended February 28, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
KBW Bank ETF
Equity Risk
Realized Gain:
Futures contracts	$544,065
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,448,168)
Total	$(904,103)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
KBW Bank ETF
Futures contracts	$10,689,793
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$80,557,131	$327,274,568	$407,831,699
KBW High Dividend Yield Financial ETF	60,762,861	165,929,511	226,692,372
KBW Premium Yield Equity REIT ETF	82,100,274	149,972,122	232,072,396
KBW Property & Casualty Insurance ETF	3,576,482	7,540,078	11,116,560

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
KBW Bank ETF	$442,301,586	$447,085,957
KBW High Dividend Yield Financial ETF	128,560,445	122,959,082
KBW Premium Yield Equity REIT ETF	117,418,283	118,402,809
KBW Property & Casualty Insurance ETF	137,124,327	134,358,030
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
KBW Bank ETF	$3,496,015,946	$3,135,605,458
KBW High Dividend Yield Financial ETF	45,271,954	6,788,937
KBW Premium Yield Equity REIT ETF	16,094,535	1,073,466
KBW Property & Casualty Insurance ETF	83,003,813	299,256,424

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Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$277,564,624	$(98,067,742)	$179,496,882	$5,483,894,943
KBW High Dividend Yield Financial ETF	20,370,786	(64,509,177)	(44,138,391)	613,027,381
KBW Premium Yield Equity REIT ETF	17,787,706	(20,816,765)	(3,029,059)	336,703,935
KBW Property & Casualty Insurance ETF	19,042,329	(15,700,880)	3,341,449	287,210,602
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-KBW-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.54%
Alphabet, Inc., Class A	256,144	$79,855,453
Alphabet, Inc., Class C	255,531	79,580,019
AT&T, Inc.	2,171,656	60,828,085
Charter Communications, Inc., Class A(b)(c)	109,830	25,769,413
Comcast Corp., Class A	1,902,448	58,899,790
Electronic Arts, Inc.	15,273	3,063,306
Fox Corp., Class A	48,845	2,751,927
Fox Corp., Class B	55,166	2,853,737
Live Nation Entertainment, Inc.(b)(c)	75,310	12,210,763
Match Group, Inc.	43,638	1,378,961
Meta Platforms, Inc., Class A	123,962	80,349,689
Netflix, Inc.(b)	198,758	19,128,470
News Corp., Class A	69,157	1,679,824
News Corp., Class B	61,179	1,638,374
Omnicom Group, Inc.	88,209	7,523,346
Paramount Skydance Corp.(c)	829,906	11,212,030
Take-Two Interactive Software, Inc.(b)	10,741	2,271,507
TKO Group Holdings, Inc.	9,265	2,074,156
T-Mobile US, Inc.	187,055	40,607,770
Trade Desk, Inc. (The), Class A(b)	30,248	720,507
Verizon Communications, Inc.	1,465,508	73,480,571
Walt Disney Co. (The)	368,200	39,043,928
Warner Bros. Discovery, Inc.(b)	545,309	15,361,354
		622,282,980
Consumer Discretionary-10.97%
Airbnb, Inc., Class A(b)	39,941	5,396,429
Amazon.com, Inc.(b)	1,269,155	266,522,550
Aptiv PLC(b)	109,102	8,023,361
AutoZone, Inc.(b)	2,376	8,923,258
Best Buy Co., Inc.	239,975	14,871,251
Booking Holdings, Inc.	2,140	9,072,209
Carnival Corp.	424,474	13,392,155
Carvana Co.(b)(c)	16,558	5,533,021
Chipotle Mexican Grill, Inc.(b)	147,680	5,496,650
D.R. Horton, Inc.	93,767	15,039,289
Darden Restaurants, Inc.(c)	29,342	6,274,787
Deckers Outdoor Corp.(b)	22,051	2,585,921
Domino’s Pizza, Inc.	4,889	1,967,871
DoorDash, Inc., Class A(b)	24,352	4,297,397
eBay, Inc.	55,490	5,041,821
Expedia Group, Inc.	22,245	4,798,024
Ford Motor Co.	6,015,673	84,760,833
Garmin Ltd.	13,984	3,535,575
General Motors Co.	987,050	77,690,706
Genuine Parts Co.	78,010	9,303,473
Hasbro, Inc.	22,539	2,244,659
Hilton Worldwide Holdings, Inc.	18,412	5,740,493
Home Depot, Inc. (The)	201,399	76,676,627
Las Vegas Sands Corp.	78,488	4,451,839
Lennar Corp., Class A	105,990	12,121,016
Lowe’s Cos., Inc.	145,570	38,513,455
lululemon athletica, Inc.(b)	24,653	4,564,996
Marriott International, Inc., Class A	38,411	13,126,191
McDonald’s Corp.	35,949	12,260,766
MGM Resorts International(b)	197,487	7,279,371
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	300,673	$18,695,847
Norwegian Cruise Line Holdings Ltd.(b)	214,277	5,311,927
NVR, Inc.(b)	562	4,224,998
O’Reilly Automotive, Inc.(b)	79,310	7,445,623
Pool Corp.	9,255	2,102,551
PulteGroup, Inc.	58,546	8,032,511
Ralph Lauren Corp.	8,929	3,237,655
Ross Stores, Inc.	51,480	10,586,347
Royal Caribbean Cruises Ltd.	28,433	8,841,526
Starbucks Corp.	188,466	18,473,437
Tapestry, Inc.	26,126	4,061,809
Tesla, Inc.(b)	90,132	36,279,031
TJX Cos., Inc. (The)	161,114	26,045,689
Tractor Supply Co.	123,845	6,420,125
Ulta Beauty, Inc.(b)	8,482	5,808,389
Williams-Sonoma, Inc.	18,027	3,707,253
Wynn Resorts Ltd.	24,475	2,647,950
Yum! Brands, Inc.	23,828	4,006,916
		905,435,578
Consumer Staples-12.66%
Altria Group, Inc.	146,159	10,090,817
Archer-Daniels-Midland Co.	608,561	42,015,051
Brown-Forman Corp., Class B	54,403	1,570,071
Bunge Global S.A.	279,938	33,774,520
Campbell’s Co. (The)(c)	154,758	4,170,728
Church & Dwight Co., Inc.	31,296	3,281,699
Clorox Co. (The)	28,056	3,567,601
Coca-Cola Co. (The)	289,233	23,589,844
Colgate-Palmolive Co.	109,874	10,892,908
Conagra Brands, Inc.	279,177	5,374,157
Constellation Brands, Inc., Class A(c)	27,479	4,337,835
Costco Wholesale Corp.	133,924	135,369,040
Dollar General Corp.	142,260	22,226,702
Dollar Tree, Inc.(b)	64,920	8,211,082
Estee Lauder Cos., Inc. (The), Class A	57,170	6,258,400
General Mills, Inc.	178,184	8,059,262
Hershey Co. (The)	27,090	6,400,825
Hormel Foods Corp.	216,908	5,552,845
J.M. Smucker Co. (The)	37,407	4,337,342
Kenvue, Inc.	368,418	7,044,152
Keurig Dr Pepper, Inc.	232,883	7,051,697
Kimberly-Clark Corp.	74,517	8,304,174
Kraft Heinz Co. (The)	439,470	10,815,357
Kroger Co. (The)	1,022,919	69,803,993
Lamb Weston Holdings, Inc.	46,547	2,243,100
McCormick & Co., Inc.	44,839	3,185,363
Molson Coors Beverage Co., Class B	101,758	4,985,124
Mondelez International, Inc., Class A	297,080	18,294,186
Monster Beverage Corp.(b)	45,943	3,918,938
PepsiCo, Inc.	264,218	44,848,363
Philip Morris International, Inc.	113,226	21,154,014
Procter & Gamble Co. (The)	258,565	43,232,068
Sysco Corp.	474,822	43,284,774
Target Corp.	473,233	53,849,183
Tyson Foods, Inc., Class A	401,756	26,110,122
Walmart, Inc.(c)	2,643,180	338,194,881
		1,045,400,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Energy-7.60%
APA Corp.	155,763	$4,730,522
Baker Hughes Co., Class A	245,314	16,009,192
Chevron Corp.	526,037	98,242,707
ConocoPhillips	262,209	29,750,233
Coterra Energy, Inc.	109,375	3,345,781
Devon Energy Corp.	186,891	8,135,365
Diamondback Energy, Inc.	40,763	7,096,023
EOG Resources, Inc.	86,424	10,723,490
EQT Corp.	58,540	3,595,527
Expand Energy Corp.	39,261	4,237,047
Exxon Mobil Corp.	1,156,385	176,348,713
Halliburton Co.	324,194	11,670,984
Kinder Morgan, Inc.	261,707	8,706,992
Marathon Petroleum Corp.	295,272	58,525,863
Occidental Petroleum Corp.	273,290	14,506,233
ONEOK, Inc.	181,966	15,061,326
Phillips 66	390,217	60,222,190
SLB Ltd.	375,392	19,272,625
Targa Resources Corp.	40,810	9,622,998
Texas Pacific Land Corp.	1,023	536,349
Valero Energy Corp.	297,534	60,887,358
Williams Cos., Inc. (The)	81,252	6,071,149
		627,298,667
Financials-14.33%
Aflac, Inc.	70,254	7,933,784
Allstate Corp. (The)	141,317	30,315,323
American Express Co.	89,130	27,532,257
American International Group, Inc.	143,756	11,570,920
Ameriprise Financial, Inc.	15,840	7,446,701
Aon PLC, Class A	21,390	7,175,703
Apollo Global Management, Inc.(c)	79,473	8,312,876
Arch Capital Group Ltd.(b)	88,245	8,837,737
Ares Management Corp., Class A	14,405	1,613,504
Arthur J. Gallagher & Co.	22,998	5,248,144
Assurant, Inc.	24,022	5,515,211
Bank of America Corp.	1,540,987	76,787,382
Bank of New York Mellon Corp. (The)	145,639	17,345,605
Berkshire Hathaway, Inc., Class B(b)	322,830	163,013,008
BlackRock, Inc.	9,223	9,806,170
Blackstone, Inc., Class A	38,036	4,312,141
Block, Inc., Class A(b)	161,082	10,260,923
Brown & Brown, Inc.(c)	29,996	2,154,313
Capital One Financial Corp.	112,213	21,953,351
Cboe Global Markets, Inc.	7,890	2,364,791
Charles Schwab Corp. (The)	120,516	11,473,123
Chubb Ltd.	84,106	28,668,371
Cincinnati Financial Corp.	31,603	5,182,260
Citigroup, Inc.	650,014	71,625,043
Citizens Financial Group, Inc.	87,545	5,269,334
CME Group, Inc., Class A	10,244	3,272,958
Coinbase Global, Inc., Class A(b)(c)	13,493	2,372,744
Corpay, Inc.(b)	5,832	1,895,983
Erie Indemnity Co., Class A	6,180	1,665,139
Everest Group Ltd.	23,872	8,008,817
FactSet Research Systems, Inc.	3,369	730,433
Fidelity National Information Services, Inc.	66,862	3,407,288
Fifth Third Bancorp	121,478	6,009,517
Fiserv, Inc.(b)	135,214	8,422,480
	Shares	Value
Financials-(continued)
Franklin Resources, Inc.	159,283	$4,227,371
Global Payments, Inc.	47,041	3,596,755
Globe Life, Inc.	18,715	2,718,541
Goldman Sachs Group, Inc. (The)	60,546	52,043,525
Hartford Insurance Group, Inc. (The)	91,084	12,827,360
Huntington Bancshares, Inc.	297,043	4,990,322
Interactive Brokers Group, Inc., Class A	64,569	4,596,667
Intercontinental Exchange, Inc.	31,511	5,171,900
Invesco Ltd.(d)	99,329	2,608,380
Jack Henry & Associates, Inc.	5,548	901,328
JPMorgan Chase & Co.	381,437	114,545,531
KeyCorp	212,917	4,415,899
KKR & Co., Inc., Class A	53,245	4,668,522
Loews Corp.	75,729	8,331,705
M&T Bank Corp.	27,415	5,948,507
Marsh & McLennan Cos., Inc.	62,202	11,615,601
Mastercard, Inc., Class A	24,862	12,858,875
MetLife, Inc.	383,561	27,643,241
Moody’s Corp.	6,546	3,126,304
Morgan Stanley	267,791	44,589,879
MSCI, Inc.	2,432	1,390,691
Nasdaq, Inc.	37,741	3,305,357
Northern Trust Corp.	44,392	6,352,051
PayPal Holdings, Inc.	228,832	10,574,327
PNC Financial Services Group, Inc. (The)	69,783	14,818,420
Principal Financial Group, Inc.	74,440	7,103,065
Progressive Corp. (The)	162,692	34,760,773
Prudential Financial, Inc.	213,447	20,998,916
Raymond James Financial, Inc.	40,501	6,199,893
Regions Financial Corp.	148,776	4,140,436
Robinhood Markets, Inc., Class A(b)	13,239	1,004,178
S&P Global, Inc.	13,014	5,750,626
State Street Corp.	71,451	9,190,028
Synchrony Financial	96,968	6,701,458
T. Rowe Price Group, Inc.(c)	29,558	2,797,074
Travelers Cos., Inc. (The)	73,940	22,820,842
Truist Financial Corp.	262,727	12,955,068
U.S. Bancorp	339,928	18,580,464
Visa, Inc., Class A	52,208	16,713,869
W.R. Berkley Corp.	92,222	6,612,317
Wells Fargo & Co.	577,366	47,026,461
Willis Towers Watson PLC	13,245	4,041,977
		1,182,767,838
Health Care-19.59%
Abbott Laboratories	152,165	17,704,398
AbbVie, Inc.	112,610	26,134,529
Agilent Technologies, Inc.	20,641	2,505,405
Align Technology, Inc.(b)	10,315	1,960,882
Amgen, Inc.	48,412	18,791,602
Baxter International, Inc.	256,708	5,229,142
Becton, Dickinson and Co.	46,794	8,258,205
Biogen, Inc.(b)	23,253	4,460,390
Bio-Techne Corp.(c)	8,466	499,494
Boston Scientific Corp.(b)	88,809	6,824,972
Bristol-Myers Squibb Co.	398,867	24,877,335
Cardinal Health, Inc.	503,012	115,305,441
Cencora, Inc.	401,196	149,301,079
Centene Corp.(b)	2,045,051	91,781,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	8,721	$1,556,611
Cigna Group (The)	434,579	125,949,686
Cooper Cos., Inc. (The)(b)	21,531	1,801,499
CVS Health Corp.	2,122,598	169,595,580
Danaher Corp.	44,745	9,425,087
DaVita, Inc.(b)(c)	47,767	7,465,982
Dexcom, Inc.(b)	28,382	2,084,090
Edwards Lifesciences Corp.(b)	29,769	2,574,125
Elevance Health, Inc.	243,057	77,778,240
Eli Lilly and Co.	25,418	26,739,482
GE HealthCare Technologies, Inc.	101,890	8,586,270
Gilead Sciences, Inc.	101,792	15,161,918
HCA Healthcare, Inc.	67,538	35,774,879
Henry Schein, Inc.(b)	72,554	5,977,724
Hologic, Inc.(b)	23,345	1,759,279
Humana, Inc.	209,507	39,919,464
IDEXX Laboratories, Inc.(b)	2,535	1,664,811
Incyte Corp.(b)	21,486	2,175,887
Insulet Corp.(b)	3,560	877,932
Intuitive Surgical, Inc.(b)	7,398	3,724,967
IQVIA Holdings, Inc.(b)	30,364	5,429,387
Johnson & Johnson	189,960	47,191,763
Labcorp Holdings, Inc.	22,261	6,436,100
McKesson Corp.	202,547	199,988,831
Medtronic PLC	146,708	14,327,503
Merck & Co., Inc.	278,510	34,485,108
Mettler-Toledo International, Inc.(b)	1,187	1,622,261
Moderna, Inc.(b)(c)	32,633	1,748,150
Molina Healthcare, Inc.(b)	117,998	18,177,592
Pfizer, Inc.	1,035,731	28,637,962
Quest Diagnostics, Inc.(c)	25,660	5,437,611
Regeneron Pharmaceuticals, Inc.	8,315	6,499,586
ResMed, Inc.	8,821	2,260,469
Revvity, Inc.(c)	11,488	1,129,385
Solventum Corp.(b)	43,745	3,245,879
STERIS PLC	9,264	2,337,770
Stryker Corp.	29,296	11,351,028
Thermo Fisher Scientific, Inc.	32,440	16,904,808
UnitedHealth Group, Inc.	563,892	165,372,607
Universal Health Services, Inc., Class B	32,395	6,676,610
Vertex Pharmaceuticals, Inc.(b)	11,178	5,553,566
Viatris, Inc.	515,589	7,697,744
Waters Corp.(b)	3,337	1,065,771
West Pharmaceutical Services, Inc.	4,843	1,231,769
Zimmer Biomet Holdings, Inc.	36,553	3,598,277
Zoetis, Inc.	33,803	4,431,573
		1,617,067,386
Industrials-10.19%
3M Co.	63,690	10,529,231
A.O. Smith Corp.	23,973	1,869,894
Allegion PLC	10,562	1,702,066
AMETEK, Inc.	15,238	3,645,234
Automatic Data Processing, Inc.	34,293	7,351,047
Axon Enterprise, Inc.(b)	1,969	1,067,986
Boeing Co. (The)(b)	172,870	39,333,111
Broadridge Financial Solutions, Inc.	13,226	2,458,317
Builders FirstSource, Inc.(b)	60,719	6,332,385
C.H. Robinson Worldwide, Inc.	44,271	8,201,203
	Shares	Value
Industrials-(continued)
Carrier Global Corp.	175,623	$11,310,121
Caterpillar, Inc.	44,689	33,196,330
Cintas Corp.	24,172	4,861,714
Comfort Systems USA, Inc.	3,447	4,927,038
Copart, Inc.(b)	50,557	1,925,716
CSX Corp.	161,893	6,911,212
Cummins, Inc.	27,240	15,904,619
Deere & Co.	41,441	26,095,812
Delta Air Lines, Inc.	382,607	25,137,280
Dover Corp.	17,121	3,860,785
Eaton Corp. PLC	32,029	12,040,342
EMCOR Group, Inc.	10,987	7,961,400
Emerson Electric Co.	55,949	8,434,312
Equifax, Inc.	11,662	2,436,892
Expeditors International of Washington, Inc.	31,469	4,563,949
Fastenal Co.	83,046	3,823,438
FedEx Corp.	132,611	51,320,457
Fortive Corp.	43,766	2,590,947
GE Vernova, Inc.	22,135	19,337,136
Generac Holdings, Inc.(b)	11,075	2,495,973
General Dynamics Corp.	64,191	22,919,397
General Electric Co.	65,889	22,551,169
Honeywell International, Inc.	90,054	21,936,254
Howmet Aerospace, Inc.	17,580	4,615,277
Hubbell, Inc.	5,477	2,802,198
Huntington Ingalls Industries, Inc.	15,854	7,047,420
IDEX Corp.	8,222	1,722,262
Illinois Tool Works, Inc.	26,633	7,740,349
Ingersoll Rand, Inc.	39,333	3,702,809
J.B. Hunt Transport Services, Inc.	25,765	6,013,809
Jacobs Solutions, Inc.	37,766	5,206,421
Johnson Controls International PLC	86,672	12,506,770
L3Harris Technologies, Inc.	32,296	11,773,184
Leidos Holdings, Inc.	39,105	6,847,285
Lennox International, Inc.	4,555	2,596,077
Lockheed Martin Corp.	66,666	43,871,561
Masco Corp.	50,961	3,649,827
Nordson Corp.	5,032	1,476,590
Norfolk Southern Corp.	17,838	5,614,332
Northrop Grumman Corp.	31,526	22,836,804
Old Dominion Freight Line, Inc.	15,133	3,072,756
Otis Worldwide Corp.	69,178	6,403,116
PACCAR, Inc.	110,632	13,949,589
Parker-Hannifin Corp.	9,763	9,852,624
Paychex, Inc.(c)	21,780	2,039,697
Paycom Software, Inc.	5,204	654,819
Pentair PLC(c)	16,661	1,652,605
Quanta Services, Inc.	25,018	14,087,135
Republic Services, Inc.	33,769	7,733,101
Rockwell Automation, Inc.	8,655	3,526,480
Rollins, Inc.	26,623	1,621,074
RTX Corp.	209,421	42,432,883
Snap-on, Inc.	6,173	2,377,963
Southwest Airlines Co.	294,190	14,491,799
Stanley Black & Decker, Inc.	85,065	7,357,272
Textron, Inc.	71,137	7,017,665
Trane Technologies PLC	22,425	10,367,526
TransDigm Group, Inc.	2,875	3,745,521
Uber Technologies, Inc.(b)	250,693	18,907,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Union Pacific Corp.	44,306	$11,740,204
United Airlines Holdings, Inc.(b)	230,440	24,495,772
United Parcel Service, Inc., Class B	381,670	44,258,453
United Rentals, Inc.	8,326	6,993,840
Veralto Corp.	23,731	2,312,111
Verisk Analytics, Inc.	5,955	1,236,079
W.W. Grainger, Inc.	7,610	8,711,395
Wabtec Corp.	21,289	5,619,232
Waste Management, Inc.	50,344	12,124,849
Xylem, Inc.	27,297	3,536,599
		841,375,167
Information Technology-10.26%
Accenture PLC, Class A	108,854	22,720,007
Adobe, Inc.(b)	28,763	7,547,699
Advanced Micro Devices, Inc.(b)	61,559	12,324,727
Akamai Technologies, Inc.(b)	20,284	1,995,743
Amphenol Corp., Class A	64,360	9,400,422
Analog Devices, Inc.	16,688	5,937,423
Apple, Inc.	635,187	167,803,702
Applied Materials, Inc.	43,799	16,306,368
AppLovin Corp., Class A(b)	3,343	1,453,436
Arista Networks, Inc.(b)	27,098	3,617,583
Autodesk, Inc.(b)	9,800	2,409,526
Broadcom, Inc.	61,750	19,732,212
Cadence Design Systems, Inc.(b)	6,464	1,948,250
CDW Corp.	62,842	7,706,943
Cisco Systems, Inc.	305,737	24,293,862
Cognizant Technology Solutions Corp., Class A	106,574	6,866,563
Corning, Inc.	67,359	10,129,446
CrowdStrike Holdings, Inc., Class A(b)	3,656	1,359,959
Datadog, Inc., Class A(b)	9,167	1,026,337
Dell Technologies, Inc., Class C	315,120	46,662,970
EPAM Systems, Inc.(b)	10,639	1,500,099
F5, Inc.(b)	5,105	1,385,293
Fair Isaac Corp.(b)	470	662,399
First Solar, Inc.(b)	8,203	1,617,632
Fortinet, Inc.(b)	34,305	2,711,124
Gartner, Inc.(b)	11,860	1,864,392
Gen Digital, Inc.	69,061	1,558,707
GoDaddy, Inc., Class A(b)	16,118	1,404,845
Hewlett Packard Enterprise Co.	577,143	12,391,260
HP, Inc.	921,690	17,502,893
Intel Corp.(b)	557,246	25,415,990
International Business Machines Corp.	88,996	21,377,729
Intuit, Inc.	12,522	5,121,874
Jabil, Inc.	55,089	14,598,034
Keysight Technologies, Inc.(b)	10,792	3,316,705
KLA Corp.	4,480	6,829,984
Lam Research Corp.	49,485	11,574,047
Microchip Technology, Inc.	26,393	1,969,974
Micron Technology, Inc.	60,301	24,866,323
Microsoft Corp.	261,250	102,603,325
Monolithic Power Systems, Inc.	1,114	1,273,012
Motorola Solutions, Inc.	12,997	6,267,933
NetApp, Inc.	23,665	2,343,545
NVIDIA Corp.	433,291	76,774,832
NXP Semiconductors N.V. (Netherlands)	22,123	5,022,142
ON Semiconductor Corp.(b)	47,802	3,177,877
	Shares	Value
Information Technology-(continued)
Oracle Corp.	112,516	$16,359,826
Palantir Technologies, Inc., Class A(b)	8,823	1,210,427
Palo Alto Networks, Inc.(b)	21,074	3,138,340
PTC, Inc.(b)	6,533	1,023,002
Qnity Electronics, Inc.	23,293	2,952,621
QUALCOMM, Inc.	103,365	14,715,041
Roper Technologies, Inc.	7,464	2,610,385
Salesforce, Inc.	64,918	12,645,377
Sandisk Corp.(b)	14,200	9,022,112
Seagate Technology Holdings PLC	13,606	5,549,071
ServiceNow, Inc.(b)	31,576	3,410,524
Skyworks Solutions, Inc.(c)	25,231	1,503,263
Super Micro Computer, Inc.(b)(c)	256,526	8,308,877
Synopsys, Inc.(b)	5,713	2,365,182
TE Connectivity PLC (Switzerland)	30,004	6,905,421
Teledyne Technologies, Inc.(b)	4,980	3,391,878
Teradyne, Inc.	6,008	1,922,740
Texas Instruments, Inc.	40,371	8,563,093
Trimble, Inc.(b)	18,571	1,241,843
Tyler Technologies, Inc.(b)	2,182	773,934
VeriSign, Inc.	2,840	647,350
Western Digital Corp.	28,014	7,835,516
Workday, Inc., Class A(b)	17,527	2,344,412
Zebra Technologies Corp., Class A(b)	8,241	1,845,654
		846,661,037
Materials-3.04%
Air Products and Chemicals, Inc.	21,596	5,953,369
Albemarle Corp.(c)	15,806	2,824,058
Amcor PLC(c)	180,461	8,739,726
Avery Dennison Corp.	21,071	4,137,291
Ball Corp.	112,790	7,571,593
CF Industries Holdings, Inc.	37,609	3,743,600
Corteva, Inc.	114,134	9,144,416
CRH PLC	125,404	15,045,972
Dow, Inc.	707,616	21,745,040
DuPont de Nemours, Inc.	129,687	6,489,537
Ecolab, Inc.	26,269	8,100,046
Freeport-McMoRan, Inc.	235,961	16,064,225
International Flavors & Fragrances, Inc.	71,965	5,917,682
International Paper Co.	255,179	11,113,045
Linde PLC	36,281	18,433,651
LyondellBasell Industries N.V., Class A	306,187	17,611,876
Martin Marietta Materials, Inc.	4,588	3,104,103
Mosaic Co. (The)	212,975	5,929,224
Newmont Corp.	95,720	12,443,600
Nucor Corp.	82,483	14,589,593
Packaging Corp. of America	18,422	4,276,483
PPG Industries, Inc.	66,395	8,184,512
Sherwin-Williams Co. (The)	30,325	10,995,542
Smurfit WestRock PLC(c)	356,287	16,749,052
Steel Dynamics, Inc.	43,729	8,445,382
Vulcan Materials Co.	11,268	3,493,080
		250,845,698
Real Estate-0.95%
Alexandria Real Estate Equities, Inc.	27,985	1,512,309
American Tower Corp.	24,606	4,720,907
AvalonBay Communities, Inc.	7,419	1,314,869
BXP, Inc.	20,962	1,206,992
Camden Property Trust	6,463	700,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	106,746	$15,762,114
CoStar Group, Inc.(b)	19,108	852,790
Crown Castle, Inc.	22,683	2,031,036
Digital Realty Trust, Inc.	15,778	2,795,862
Equinix, Inc.	5,250	5,114,865
Equity Residential	21,461	1,356,550
Essex Property Trust, Inc.	3,122	796,453
Extra Space Storage, Inc.	10,927	1,650,305
Federal Realty Investment Trust	5,471	595,081
Healthpeak Properties, Inc.	71,603	1,265,941
Host Hotels & Resorts, Inc.	141,659	2,775,100
Invitation Homes, Inc.	44,658	1,176,292
Iron Mountain, Inc.	33,014	3,576,407
Kimco Realty Corp.	45,370	1,068,464
Mid-America Apartment Communities, Inc.	7,168	959,508
Prologis, Inc.	28,734	4,096,606
Public Storage	7,631	2,343,175
Realty Income Corp.	42,095	2,820,365
Regency Centers Corp.	9,711	767,169
SBA Communications Corp., Class A	6,197	1,246,589
Simon Property Group, Inc.	14,446	2,944,817
UDR, Inc.(c)	20,600	772,500
Ventas, Inc.(c)	30,381	2,617,627
VICI Properties, Inc.	60,773	1,835,952
Welltower, Inc.	21,977	4,551,876
Weyerhaeuser Co.	130,603	3,203,692
		78,432,414
Utilities-2.74%
AES Corp. (The)	372,724	6,440,671
Alliant Energy Corp.(c)	28,022	2,027,111
Ameren Corp.	38,934	4,410,444
American Electric Power Co., Inc.	79,782	10,676,427
American Water Works Co., Inc.	16,688	2,270,069
Atmos Energy Corp.	11,965	2,234,942
CenterPoint Energy, Inc.	103,421	4,498,814
CMS Energy Corp.	50,337	3,929,810
Consolidated Edison, Inc.	73,943	8,320,066
Constellation Energy Corp.	31,545	10,406,065
Dominion Energy, Inc.	116,690	7,367,807
DTE Energy Co.	47,377	7,023,166
Duke Energy Corp.	118,070	15,449,459
Edison International	133,795	9,999,838
Entergy Corp.	57,663	6,176,284
Evergy, Inc.	33,548	2,806,626
	Shares	Value
Utilities-(continued)
Eversource Energy	82,647	$6,298,528
Exelon Corp.	238,971	11,821,895
FirstEnergy Corp.	138,605	7,091,032
NextEra Energy, Inc.	134,722	12,632,882
NiSource, Inc.	65,117	3,080,034
NRG Energy, Inc.	75,314	13,478,193
PG&E Corp.	698,304	13,267,776
Pinnacle West Capital Corp.	26,270	2,634,881
PPL Corp.	114,797	4,474,787
Public Service Enterprise Group, Inc.	63,721	5,484,466
Sempra	65,418	6,297,791
Southern Co. (The)	146,274	14,244,162
Vistra Corp.	56,658	9,852,260
WEC Energy Group, Inc.	39,130	4,576,645
Xcel Energy, Inc.	81,187	6,767,748
		226,040,679
Total Common Stocks & Other Equity Interests (Cost $6,698,044,928)		8,243,607,662
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $855,772)	855,772	855,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $6,698,900,700)		8,244,463,434
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.08%
Invesco Private Government Fund, 3.64%(d)(e)(f)	47,611,158	47,611,158
Invesco Private Prime Fund, 3.81%(d)(e)(f)	123,493,592	123,530,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $171,141,798)		171,141,798
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $6,870,042,498)		8,415,605,232
OTHER ASSETS LESS LIABILITIES-(1.96)%		(161,446,711)
NET ASSETS-100.00%		$8,254,158,521

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$2,945,321	$714,319	$(1,534,759)	$8,801	$474,698	$2,608,380	$42,188
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	75,717,048	(74,861,276)	-	-	855,772	76,759
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,554,203	247,226,452	(231,169,497)	-	-	47,611,158	592,240 *
Invesco Private Prime Fund	81,863,786	458,178,150	(416,512,479)	(3,925)	5,108	123,530,640	1,609,226 *
Total	$116,363,310	$781,835,969	$(724,078,011)	$4,876	$479,806	$174,605,950	$2,320,413

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.47%
EchoStar Corp., Class A(b)(c)	67,120	$7,754,374
New York Times Co. (The), Class A	18,651	1,488,163
Nexstar Media Group, Inc., Class A	11,522	2,892,252
Pinterest, Inc., Class A(b)(c)	67,043	1,148,447
Warner Music Group Corp., Class A(c)	110,133	3,149,804
ZoomInfo Technologies, Inc., Class A(b)(c)	56,198	348,989
		16,782,029
Consumer Discretionary-19.17%
Abercrombie & Fitch Co., Class A(b)	22,227	2,173,801
Aramark	228,123	9,546,948
Autoliv, Inc. (Sweden)(c)	40,741	4,828,623
AutoNation, Inc.(b)	57,900	11,299,764
Bath & Body Works, Inc.	172,966	3,936,706
BorgWarner, Inc.	149,835	8,626,001
Boyd Gaming Corp.	22,809	1,898,393
Brunswick Corp.(c)	31,963	2,544,894
Burlington Stores, Inc.(b)	19,063	5,849,863
Capri Holdings Ltd.(b)	69,733	1,430,224
Cava Group, Inc.(b)(c)	9,795	807,794
Chewy, Inc., Class A(b)	160,304	4,395,536
Choice Hotels International, Inc.(c)	8,445	889,681
Churchill Downs, Inc.	11,503	1,057,471
Columbia Sportswear Co.	28,167	1,744,664
Crocs, Inc.(b)(c)	21,459	1,946,546
Dick’s Sporting Goods, Inc.(c)	31,191	6,351,423
Duolingo, Inc.(b)(c)	2,244	226,644
Five Below, Inc.(b)	11,477	2,565,454
Floor & Decor Holdings, Inc., Class A(b)(c)	34,556	2,387,474
GameStop Corp., Class A(b)(c)	79,888	1,919,709
Gap, Inc. (The)(c)	263,278	7,382,315
Gentex Corp.	46,262	1,082,531
Goodyear Tire & Rubber Co. (The)(b)	941,763	7,769,545
Graham Holdings Co., Class B	2,034	2,142,229
Grand Canyon Education, Inc.(b)	3,217	511,728
H&R Block, Inc.	41,520	1,271,342
Harley-Davidson, Inc.	95,471	1,718,478
Hilton Grand Vacations, Inc.(b)(c)	53,382	2,400,055
Hyatt Hotels Corp., Class A(c)	20,650	3,334,975
KB Home	46,602	2,962,955
Lear Corp.	94,789	12,441,056
Lithia Motors, Inc., Class A	49,151	13,741,637
Macy’s, Inc.	448,936	8,879,954
Mattel, Inc.(b)	114,767	1,945,301
Murphy USA, Inc.	23,052	9,007,338
Ollie’s Bargain Outlet Holdings, Inc.(b)	9,969	1,067,680
Penske Automotive Group, Inc.	82,956	13,067,229
Planet Fitness, Inc., Class A(b)(c)	5,503	452,071
Polaris, Inc.	46,197	2,806,006
PVH Corp.	53,613	3,677,852
RH(b)(c)	9,751	1,615,838
Service Corp. International	25,559	2,151,557
Somnigroup International, Inc.	33,912	3,035,463
Taylor Morrison Home Corp., Class A(b)(c)	62,006	4,085,575
Texas Roadhouse, Inc.	16,120	2,947,864
Thor Industries, Inc.(c)	42,203	4,056,974
Toll Brothers, Inc.	36,097	5,675,892
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)(c)	5,457	$2,446,373
Travel + Leisure Co.	26,163	1,928,213
V.F. Corp.	229,489	4,456,676
Vail Resorts, Inc.(c)	9,613	1,305,541
Valvoline, Inc.(b)(c)	25,355	958,419
Visteon Corp.	16,640	1,591,949
Whirlpool Corp.(c)	91,620	6,269,557
Wingstop, Inc.	1,270	329,578
Wyndham Hotels & Resorts, Inc.	8,972	733,910
YETI Holdings, Inc.(b)(c)	18,592	812,656
		218,491,925
Consumer Staples-13.12%
Albertson’s Cos., Inc., Class A(c)	2,028,484	36,309,864
BellRing Brands, Inc.(b)	31,952	587,597
BJ’s Wholesale Club Holdings, Inc.(b)	108,605	10,729,088
Boston Beer Co., Inc. (The), Class A(b)(c)	4,491	1,018,469
Casey’s General Stores, Inc.	14,152	9,702,470
Celsius Holdings, Inc.(b)(c)	22,049	1,182,047
Coca-Cola Consolidated, Inc.	20,005	4,049,012
Coty, Inc., Class A(b)(c)	790,265	1,983,565
Darling Ingredients, Inc.(b)(c)	76,762	4,080,668
e.l.f. Beauty, Inc.(b)(c)	8,096	745,237
Flowers Foods, Inc.(c)	218,160	2,155,421
Ingredion, Inc.	30,671	3,602,616
Maplebear, Inc.(b)(c)	38,372	1,439,334
Marzetti Co. (The)	5,490	902,227
Performance Food Group Co.(b)	317,678	30,833,826
Pilgrim’s Pride Corp.	219,715	9,482,899
Post Holdings, Inc.(b)(c)	38,768	4,121,038
Sprouts Farmers Market, Inc.(b)(c)	49,373	3,647,183
US Foods Holding Corp.(b)	237,827	22,976,466
		149,549,027
Energy-5.62%
Antero Midstream Corp.	31,549	709,222
Antero Resources Corp.(b)	62,263	2,291,901
Chord Energy Corp.	23,480	2,544,528
CNX Resources Corp.(b)(c)	22,686	947,821
DT Midstream, Inc.	4,574	635,054
HF Sinclair Corp.	246,121	12,308,511
Matador Resources Co.	38,402	1,973,863
Murphy Oil Corp.(c)	37,830	1,254,064
NOV, Inc.	244,079	4,945,041
Ovintiv, Inc.	97,965	4,956,049
PBF Energy, Inc., Class A	427,808	15,229,965
Permian Resources Corp.	158,864	2,905,623
Range Resources Corp.(c)	35,554	1,467,669
TechnipFMC PLC (United Kingdom)	97,517	6,466,352
Valaris Ltd.(b)(c)	19,252	1,845,304
Viper Energy, Inc., Class A	12,949	602,646
Weatherford International PLC	28,072	2,960,473
		64,044,086
Financials-12.41%
Affiliated Managers Group, Inc.	3,362	1,029,377
Ally Financial, Inc.	158,048	6,233,413
American Financial Group, Inc.	28,354	3,770,515
Annaly Capital Management, Inc.	140,689	3,269,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Associated Banc-Corp	36,641	$967,689
Bank OZK(c)	26,494	1,233,561
Brighthouse Financial, Inc.(b)(c)	44,048	2,641,999
Carlyle Group, Inc. (The)	30,127	1,566,303
CNO Financial Group, Inc.	50,219	2,099,656
Columbia Banking System, Inc.	47,343	1,346,908
Commerce Bancshares, Inc.	18,184	927,202
Corebridge Financial, Inc.	266,960	6,898,246
Cullen/Frost Bankers, Inc.	10,217	1,412,194
East West Bancorp, Inc.	18,269	1,999,542
Equitable Holdings, Inc.	125,846	5,061,526
Essent Group Ltd.	8,968	545,613
Euronet Worldwide, Inc.(b)(c)	24,790	1,724,145
Evercore, Inc., Class A	4,748	1,466,372
F.N.B. Corp.	68,871	1,170,118
Federated Hermes, Inc., Class B	15,592	873,308
Fidelity National Financial, Inc.	114,414	6,050,212
First American Financial Corp.	51,296	3,596,363
First Financial Bankshares, Inc.	11,762	363,799
First Horizon Corp.	93,780	2,231,026
FirstCash Holdings, Inc.	10,089	1,945,058
Flagstar Bank N.A	184,700	2,343,843
Glacier Bancorp, Inc.(c)	14,060	639,589
Hamilton Lane, Inc., Class A(c)	2,550	267,597
Hancock Whitney Corp.	13,989	920,616
Hanover Insurance Group, Inc. (The)	16,529	2,985,633
Home BancShares, Inc.	23,524	645,969
Houlihan Lokey, Inc.	6,536	1,070,401
International Bancshares Corp.(c)	6,637	445,409
Janus Henderson Group PLC	27,845	1,450,725
Jefferies Financial Group, Inc.	67,351	2,990,384
Kemper Corp.	55,273	1,786,423
Kinsale Capital Group, Inc.	2,193	854,546
MGIC Investment Corp.	19,285	511,631
Morningstar, Inc.	5,084	931,084
Old National Bancorp	68,859	1,590,643
Old Republic International Corp.	92,157	3,950,771
Pinnacle Financial Partners, Inc.	14,484	1,314,568
Primerica, Inc.	5,929	1,503,950
Prosperity Bancshares, Inc.	11,073	779,207
Reinsurance Group of America, Inc.	51,942	11,205,448
RenaissanceRe Holdings Ltd. (Bermuda)	20,990	6,348,635
RLI Corp.	13,562	845,184
Ryan Specialty Holdings, Inc., Class A(c)	26,333	1,036,204
SEI Investments Co.	12,412	1,009,344
Selective Insurance Group, Inc.	30,487	2,562,128
Shift4 Payments, Inc., Class A(b)(c)	25,884	1,140,708
SLM Corp.	51,840	971,482
SouthState Bank Corp.	15,463	1,525,734
Starwood Property Trust, Inc.(c)	45,368	808,004
Stifel Financial Corp.	32,778	2,427,211
Texas Capital Bancshares, Inc.(b)(c)	9,433	898,965
UMB Financial Corp.	14,577	1,689,183
United Bankshares, Inc.	20,638	852,349
Unum Group	80,850	5,799,371
Valley National Bancorp	135,267	1,705,717
Voya Financial, Inc.	51,344	3,433,887
Webster Financial Corp.	31,091	2,242,594
Western Alliance Bancorporation	27,470	2,206,390
WEX, Inc.(b)	7,794	1,162,787
	Shares	Value
Financials-(continued)
Wintrust Financial Corp.	13,623	$1,962,529
Zions Bancorporation N.A.	38,600	2,211,008
		141,451,608
Health Care-4.35%
Avantor, Inc.(b)(c)	262,370	2,374,449
BioMarin Pharmaceutical, Inc.(b)	26,385	1,628,746
Bio-Rad Laboratories, Inc., Class A(b)(c)	3,728	1,038,024
Bruker Corp.(c)	33,663	1,350,223
Chemed Corp.	2,731	1,119,737
Cytokinetics, Inc.(b)(c)	763	47,474
DENTSPLY SIRONA, Inc.(c)	142,869	2,097,317
Doximity, Inc., Class A(b)	6,337	155,447
Elanco Animal Health, Inc.(b)(c)	98,992	2,613,389
Encompass Health Corp.	25,018	2,698,942
Ensign Group, Inc. (The)	12,778	2,736,664
Envista Holdings Corp.(b)(c)	54,487	1,591,565
Exelixis, Inc.(b)	25,588	1,127,407
Globus Medical, Inc., Class A(b)	14,485	1,382,738
Haemonetics Corp.(b)	6,996	442,987
Halozyme Therapeutics, Inc.(b)(c)	9,112	633,557
HealthEquity, Inc.(b)	6,180	472,708
Hims & Hers Health, Inc.(b)(c)	26,808	389,252
Illumina, Inc.(b)	14,587	1,961,368
Jazz Pharmaceuticals PLC(b)	11,577	2,199,862
Lantheus Holdings, Inc.(b)(c)	11,524	863,263
LivaNova PLC(b)	9,669	682,631
Masimo Corp.(b)	5,637	988,448
Medpace Holdings, Inc.(b)	1,931	872,349
Neurocrine Biosciences, Inc.(b)	7,915	1,046,759
Option Care Health, Inc.(b)	76,762	2,491,695
Penumbra, Inc.(b)	2,020	695,668
Repligen Corp.(b)(c)	1,984	255,400
Roivant Sciences Ltd.(b)	497	14,383
Sotera Health Co.(b)(c)	31,281	508,316
Tenet Healthcare Corp.(b)	48,558	11,624,300
United Therapeutics Corp.(b)	2,966	1,494,567
		49,599,635
Industrials-22.74%
AAON, Inc.(c)	7,315	740,278
Acuity, Inc.	5,359	1,616,221
Advanced Drainage Systems, Inc.	9,169	1,571,016
AECOM	74,890	7,337,722
AeroVironment, Inc.(b)(c)	2,029	511,815
AGCO Corp.	42,779	5,839,334
Alaska Air Group, Inc.(b)(c)	125,670	6,484,572
American Airlines Group, Inc.(b)(c)	1,648,786	21,549,633
API Group Corp.(b)	88,048	3,914,614
Applied Industrial Technologies, Inc.	8,106	2,290,593
ATI, Inc.(b)	20,099	3,287,995
Avis Budget Group, Inc.(b)(c)	39,890	3,885,685
Booz Allen Hamilton Holding Corp.	57,910	4,565,045
Brink’s Co. (The)	20,170	2,355,251
BWX Technologies, Inc.	7,819	1,610,558
CACI International, Inc., Class A(b)(c)	6,821	4,161,970
Carlisle Cos., Inc.	6,919	2,731,414
Carpenter Technology Corp.	4,362	1,736,381
Chart Industries, Inc.(b)	9,589	1,987,800
Clean Harbors, Inc.(b)	11,469	3,362,711
CNH Industrial N.V.(c)	834,203	10,260,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Concentrix Corp.(c)	115,570	$3,790,696
Core & Main, Inc., Class A(b)	64,398	3,487,796
Crane Co.	5,473	1,097,501
Curtiss-Wright Corp.	2,793	1,956,022
Donaldson Co., Inc.	18,572	1,722,739
Dycom Industries, Inc.(b)	6,677	2,804,474
EnerSys	11,338	1,883,809
ESAB Corp.	11,274	1,422,441
ExlService Holdings, Inc.(b)	22,829	713,406
Exponent, Inc.	3,671	267,175
Flowserve Corp.	29,315	2,594,964
Fluor Corp.(b)	165,206	8,641,926
Fortune Brands Innovations, Inc.	40,275	2,188,544
FTI Consulting, Inc.(b)	10,180	1,673,796
GATX Corp.	4,685	862,836
Genpact Ltd.	49,617	1,970,787
Graco, Inc.	12,262	1,151,647
GXO Logistics, Inc.(b)(c)	111,427	7,000,958
Hexcel Corp.(c)	11,192	1,037,386
ITT, Inc.	10,190	2,062,558
KBR, Inc.	84,905	3,585,538
Kirby Corp.(b)	13,533	1,756,583
Knight-Swift Transportation Holdings, Inc.	66,673	4,195,065
Kratos Defense & Security Solutions, Inc.(b)	7,672	661,173
Landstar System, Inc.	14,753	2,404,001
Lincoln Electric Holdings, Inc.	7,760	2,227,508
MasTec, Inc.(b)	27,665	8,244,723
Maximus, Inc.(c)	29,731	2,247,961
Middleby Corp. (The)(b)	12,644	2,135,066
MSA Safety, Inc.	5,381	1,051,501
MSC Industrial Direct Co., Inc., Class A	20,538	1,927,286
Mueller Industries, Inc.	16,851	1,987,744
Nextpower, Inc., Class A(b)	17,333	1,821,698
nVent Electric PLC	15,097	1,786,881
Oshkosh Corp.	35,968	6,115,279
Owens Corning	43,001	5,249,132
Parsons Corp.(b)(c)	44,509	2,937,594
Paylocity Holding Corp.(b)	5,188	552,470
RB Global, Inc. (Canada)	20,281	2,047,570
RBC Bearings, Inc.(b)	1,769	1,018,802
Regal Rexnord Corp.	17,589	3,886,817
Ryder System, Inc.	30,057	6,659,429
Saia, Inc.(b)	4,268	1,730,205
Science Applications International Corp.	33,537	3,094,124
Sensata Technologies Holding PLC	46,972	1,753,934
Simpson Manufacturing Co., Inc.	6,305	1,220,459
SPX Technologies, Inc.(b)(c)	4,559	1,034,619
Sterling Infrastructure, Inc.(b)	3,095	1,325,062
Terex Corp.	47,146	3,243,173
Tetra Tech, Inc.	73,735	2,642,662
Timken Co. (The)	23,844	2,584,213
Toro Co. (The)	28,309	2,798,628
TransUnion	24,221	1,902,560
Trex Co., Inc.(b)(c)	15,323	634,679
UFP Industries, Inc.	32,514	3,346,016
UL Solutions, Inc., Class A(c)	17,890	1,502,223
Valmont Industries, Inc.	4,445	2,044,389
Watsco, Inc.(c)	9,591	4,002,612
Watts Water Technologies, Inc., Class A	3,934	1,293,263
	Shares	Value
Industrials-(continued)
WESCO International, Inc.	38,094	$11,028,213
Woodward, Inc.	5,647	2,184,034
XPO, Inc.(b)	24,673	5,192,926
		259,190,581
Information Technology-9.93%
Allegro MicroSystems, Inc.(b)	12,372	451,207
Amkor Technology, Inc.	63,222	3,023,276
AppFolio, Inc., Class A(b)	1,798	319,612
Arrow Electronics, Inc.(b)	116,129	17,670,189
ASGN, Inc.(b)	39,381	1,689,445
Avnet, Inc.	205,096	13,503,521
Belden, Inc.	9,847	1,411,075
Bentley Systems, Inc., Class B(c)	16,389	599,018
BILL Holdings, Inc.(b)(c)	12,393	551,612
Blackbaud, Inc.(b)(c)	8,361	405,843
Cirrus Logic, Inc.(b)	7,080	999,130
Cognex Corp.	11,772	640,397
Coherent Corp.(b)	14,059	3,640,297
Commvault Systems, Inc.(b)	4,076	346,786
Crane NXT Co.	12,693	612,945
DocuSign, Inc.(b)	21,085	950,301
Dolby Laboratories, Inc., Class A(c)	9,075	604,123
Dropbox, Inc., Class A(b)(c)	42,695	1,066,948
Dynatrace, Inc.(b)	18,691	671,381
Entegris, Inc.	15,625	2,069,531
Fabrinet (Thailand)(b)	3,196	1,743,833
Flex Ltd.(b)	168,018	10,588,494
Guidewire Software, Inc.(b)	2,911	423,026
IPG Photonics Corp.(b)(c)	5,176	681,006
Kyndryl Holdings, Inc.(b)	250,926	3,093,918
Lattice Semiconductor Corp.(b)(c)	2,897	277,011
Littelfuse, Inc.	4,000	1,409,840
Lumentum Holdings, Inc.(b)	2,313	1,621,205
MACOM Technology Solutions Holdings, Inc.(b)	2,387	592,262
Manhattan Associates, Inc.(b)	2,801	379,339
MKS, Inc.	10,482	2,562,430
Novanta, Inc.(b)(c)	3,669	493,224
Nutanix, Inc., Class A(b)	25,104	960,981
Okta, Inc.(b)	14,518	1,052,555
Onto Innovation, Inc.(b)	2,729	589,164
Pegasystems, Inc.	12,981	567,659
Pure Storage, Inc., Class A(b)	21,726	1,395,244
Qualys, Inc.(b)	1,972	182,351
Rambus, Inc.(b)	2,915	290,509
Silicon Laboratories, Inc.(b)	2,340	478,600
Synaptics, Inc.(b)(c)	6,254	509,451
TD SYNNEX Corp.	179,406	28,132,655
Twilio, Inc., Class A(b)	16,662	2,015,435
Universal Display Corp.	2,407	256,803
Vontier Corp.	38,461	1,573,824
		113,097,456
Materials-6.99%
Alcoa Corp.	134,944	8,377,324
AptarGroup, Inc.	14,356	2,063,101
Ashland, Inc.	14,009	873,601
Avient Corp.(c)	47,908	1,967,582
Axalta Coating Systems Ltd.(b)	81,254	2,714,696
Cabot Corp.	24,885	1,894,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Cleveland-Cliffs, Inc.(b)(c)	674,267	$7,187,686
Commercial Metals Co.(c)	51,483	3,773,704
Crown Holdings, Inc.	58,711	6,728,281
Eagle Materials, Inc.	4,710	1,054,098
Graphic Packaging Holding Co.(c)	265,724	3,249,805
Greif, Inc., Class A	30,869	2,243,250
Hecla Mining Co.	32,719	815,030
Knife River Corp.(b)(c)	18,402	1,637,410
Louisiana-Pacific Corp.	14,884	1,261,270
MP Materials Corp.(b)(c)	1,830	107,732
NewMarket Corp.(c)	1,637	1,024,778
Olin Corp.	144,512	3,666,269
Reliance, Inc.	22,160	6,994,582
Royal Gold, Inc.	1,877	562,706
RPM International, Inc.	33,040	3,770,525
Scotts Miracle-Gro Co. (The)	28,555	2,002,277
Silgan Holdings, Inc.	75,538	3,629,601
Sonoco Products Co.	77,926	4,400,481
Westlake Corp.	72,597	7,650,272
		79,650,805
Real Estate-2.26%
Agree Realty Corp.	4,431	356,607
American Homes 4 Rent, Class A	27,534	826,020
Brixmor Property Group, Inc.	24,510	741,918
COPT Defense Properties(c)	11,789	374,654
Cousins Properties, Inc.	17,684	409,561
CubeSmart	14,127	581,185
EastGroup Properties, Inc.	1,752	343,935
EPR Properties	6,464	384,026
Equity LifeStyle Properties, Inc.	11,727	787,585
First Industrial Realty Trust, Inc.	5,601	353,647
Gaming and Leisure Properties, Inc.	17,295	845,898
Healthcare Realty Trust, Inc.	31,746	585,714
Independence Realty Trust, Inc.(c)	17,776	294,548
Jones Lang LaSalle, Inc.(b)	35,135	11,086,849
Kilroy Realty Corp.(c)	12,763	380,593
Kite Realty Group Trust(c)	17,420	453,791
Lamar Advertising Co., Class A(c)	7,917	1,090,488
National Storage Affiliates Trust	11,707	409,979
NNN REIT, Inc.	10,488	475,316
Omega Healthcare Investors, Inc.	11,966	577,599
Park Hotels & Resorts, Inc.(c)	106,900	1,209,039
Rayonier, Inc.	22,518	483,912
Rexford Industrial Realty, Inc.	11,181	418,952
Sabra Health Care REIT, Inc.	18,063	371,195
STAG Industrial, Inc.	9,771	383,219
Vornado Realty Trust(c)	23,662	652,598
W.P. Carey, Inc.	11,678	871,763
		25,750,591
	Shares	Value
Utilities-1.83%
Black Hills Corp.(c)	14,649	$1,079,045
Essential Utilities, Inc.	29,415	1,175,718
IDACORP, Inc.(c)	6,639	955,817
National Fuel Gas Co.	12,442	1,132,595
New Jersey Resources Corp.	20,591	1,116,856
NorthWestern Energy Group, Inc.	10,762	752,909
OGE Energy Corp.(c)	35,283	1,733,807
ONE Gas, Inc.(c)	14,170	1,239,025
Ormat Technologies, Inc.	3,836	397,793
Portland General Electric Co.(c)	31,804	1,716,144
Southwest Gas Holdings, Inc.	23,040	2,031,437
Spire, Inc.	13,835	1,267,424
Talen Energy Corp.(b)	5,199	1,928,673
TXNM Energy, Inc.(c)	16,596	979,496
UGI Corp.	89,071	3,332,146
		20,838,885
Total Common Stocks & Other Equity Interests (Cost $948,079,040)		1,138,446,628
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $671,098)	671,098	671,098
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $948,750,138)		1,139,117,726
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.62%
Invesco Private Government Fund, 3.64%(d)(e)(f)	49,273,620	49,273,620
Invesco Private Prime Fund, 3.81%(d)(e)(f)	128,760,777	128,799,405
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,073,025)		178,073,025
TOTAL INVESTMENTS IN SECURITIES-115.57% (Cost $1,126,823,163)		1,317,190,751
OTHER ASSETS LESS LIABILITIES-(15.57)%		(177,451,099)
NET ASSETS-100.00%		$1,139,739,652

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,393,279	$(14,722,181)	$-	$-	$671,098	$9,389
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,296,858	251,221,964	(253,245,202)	-	-	49,273,620	848,250 *
Invesco Private Prime Fund	137,561,637	482,989,611	(491,752,408)	(12,283)	12,848	128,799,405	2,297,013 *
Total	$188,858,495	$749,604,854	$(759,719,791)	$(12,283)	$12,848	$178,744,123	$3,154,652

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-2.87%
Angi, Inc.(b)(c)	88,843	$691,199
Cable One, Inc.(c)	13,692	1,313,747
CarGurus, Inc.(b)	28,038	860,767
Cars.com, Inc.(b)(c)	63,318	540,736
Cinemark Holdings, Inc.	141,898	4,007,199
Cogent Communications Holdings, Inc.	46,497	872,284
DoubleVerify Holdings, Inc.(b)	73,613	775,881
Gogo, Inc.(b)(c)	163,524	691,707
IAC, Inc.(b)(c)	82,399	3,157,530
Iridium Communications, Inc.	51,860	1,242,047
John Wiley & Sons, Inc., Class A(c)	58,731	1,821,836
Lumen Technologies, Inc.(b)	1,660,177	11,803,858
Madison Square Garden Sports Corp., Class A(b)	5,346	1,773,054
QuinStreet, Inc.(b)(c)	86,963	1,019,206
Scholastic Corp.(c)	65,673	2,283,450
Shenandoah Telecommunications Co.(c)	36,678	499,921
Shutterstock, Inc.	59,678	1,002,590
TEGNA, Inc.	165,814	3,473,803
Telephone and Data Systems, Inc.	116,067	5,193,998
TripAdvisor, Inc.(b)(c)	137,235	1,387,446
Uniti Group, Inc.(b)(c)	272,643	1,995,747
Yelp, Inc.(b)	55,103	1,228,246
Ziff Davis, Inc.(b)(c)	45,188	1,223,691
		48,859,943
Consumer Discretionary-26.57%
Academy Sports & Outdoors, Inc.(c)	123,200	7,408,016
Acushnet Holdings Corp.(c)	33,679	3,446,372
Adient PLC(b)	866,130	21,064,282
Advance Auto Parts, Inc.(c)	199,890	10,628,151
American Eagle Outfitters, Inc.	251,367	6,176,087
Asbury Automotive Group, Inc.(b)(c)	82,936	17,730,058
BJ’s Restaurants, Inc.(b)(c)	40,629	1,543,496
Bloomin’ Brands, Inc.	643,071	3,935,594
Boot Barn Holdings, Inc.(b)	11,774	2,227,876
Brinker International, Inc.(b)	46,668	6,916,198
Buckle, Inc. (The)	25,370	1,358,563
Caesars Entertainment, Inc.(b)(c)	550,727	13,795,711
Callaway Golf Co.(b)(c)	401,411	5,643,839
CarMax, Inc.(b)(c)	779,870	33,666,988
Carter’s, Inc.	96,273	3,229,959
Cavco Industries, Inc.(b)	4,098	2,365,611
Century Communities, Inc.	73,494	4,941,002
Champion Homes, Inc.(b)	34,191	3,196,175
Cheesecake Factory, Inc. (The)(c)	86,461	5,600,944
Covista, Inc.(b)	22,516	2,206,568
Cracker Barrel Old Country Store, Inc.(c)	141,265	4,622,191
Dana, Inc.	428,225	14,662,424
Dauch Corp.(b)(c)	1,056,771	6,974,689
Dave & Buster’s Entertainment, Inc.(b)(c)	118,441	1,743,452
Dorman Products, Inc.(b)	19,287	2,273,166
Dream Finders Homes, Inc., Class A(b)(c)	272,836	4,930,146
Ethan Allen Interiors, Inc.	30,166	687,181
Etsy, Inc.(b)	59,139	3,245,548
Fox Factory Holding Corp.(b)(c)	99,665	1,678,359
Frontdoor, Inc.(b)	43,162	2,959,618
	Shares	Value
Consumer Discretionary-(continued)
Gentherm, Inc.(b)(c)	43,435	$1,423,365
G-III Apparel Group Ltd.(c)	113,053	3,458,291
Golden Entertainment, Inc.(c)	25,798	745,562
Green Brick Partners, Inc.(b)	36,302	2,674,005
Group 1 Automotive, Inc.	61,000	19,870,140
Installed Building Products, Inc.(c)	11,916	3,905,588
Kohl’s Corp.(c)	758,136	12,410,686
Kontoor Brands, Inc.	46,986	3,063,957
La-Z-Boy, Inc.	62,029	2,215,676
LCI Industries(c)	37,363	4,976,752
Leggett & Platt, Inc.	419,953	4,905,051
LGI Homes, Inc.(b)(c)	42,017	2,180,682
LKQ Corp.(c)	525,589	17,402,252
M/I Homes, Inc.(b)	37,835	5,378,624
MarineMax, Inc.(b)(c)	101,211	3,086,935
Marriott Vacations Worldwide Corp.	103,966	6,758,830
Matthews International Corp., Class A(c)	62,364	1,648,281
Meritage Homes Corp.	95,108	7,173,045
Mister Car Wash, Inc.(b)(c)	215,610	1,535,143
Mohawk Industries, Inc.(b)	109,173	13,676,102
Monarch Casino & Resort, Inc.	6,363	611,484
Monro, Inc.(c)	64,885	1,396,974
National Vision Holdings, Inc.(b)(c)	73,407	1,979,787
Newell Brands, Inc.	2,154,483	9,802,898
Oxford Industries, Inc.(c)	41,468	1,641,718
Papa John’s International, Inc.(c)	57,232	1,794,223
Patrick Industries, Inc.(c)	38,628	4,781,760
PENN Entertainment, Inc.(b)	561,269	8,778,247
Perdoceo Education Corp.	32,054	1,069,001
Phinia, Inc.	67,253	4,884,585
Pursuit Attractions and Hospitality, Inc.(b)(c)	14,103	490,220
Red Rock Resorts, Inc., Class A	39,736	2,406,015
Sabre Corp.(b)(c)	2,164,840	2,554,511
Sally Beauty Holdings, Inc.(b)(c)	265,835	4,271,968
Shake Shack, Inc., Class A(b)	20,283	1,947,371
Signet Jewelers Ltd.(c)	83,768	8,057,644
Six Flags Entertainment Corp.(b)(c)	234,593	3,995,119
Sonic Automotive, Inc., Class A	259,187	16,256,209
Sonos, Inc.(b)	85,391	1,315,021
Standard Motor Products, Inc.	52,306	2,075,502
Steven Madden Ltd.	60,752	2,193,147
Strategic Education, Inc.	17,766	1,461,786
Stride, Inc.(b)(c)	44,715	3,773,052
Tri Pointe Homes, Inc.(b)(c)	126,188	5,842,504
Under Armour, Inc., Class A(b)(c)	654,604	4,857,162
Under Armour, Inc., Class C(b)(c)	679,260	4,911,050
United Parks & Resorts, Inc.(b)(c)	52,688	1,833,016
Upbound Group, Inc.(c)	274,024	5,877,815
Urban Outfitters, Inc.(b)	85,949	5,689,824
Victoria’s Secret & Co.(b)	139,404	8,740,631
Wendy’s Co. (The)(c)	308,016	2,359,403
Winnebago Industries, Inc.(c)	77,973	3,110,343
Wolverine World Wide, Inc.	113,856	2,011,836
XPEL, Inc.(b)(c)(d)	10,266	437,537
		452,556,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Consumer Staples-7.01%
Andersons, Inc. (The)	254,445	$16,612,714
Cal-Maine Foods, Inc.(c)	58,274	5,076,248
Central Garden & Pet Co.(b)(c)	52,484	2,056,848
Central Garden & Pet Co., Class A(b)	57,974	2,002,422
Chefs’ Warehouse, Inc. (The)(b)(c)	74,422	5,312,987
Edgewell Personal Care Co.	146,344	3,327,863
Energizer Holdings, Inc.	172,140	3,716,503
Fresh Del Monte Produce, Inc.	134,516	5,774,772
Freshpet, Inc.(b)(c)	18,981	1,602,945
Grocery Outlet Holding Corp.(b)(c)	467,671	4,620,590
Interparfums, Inc.	20,118	2,027,492
J&J Snack Foods Corp.(c)	19,293	1,679,649
John B. Sanfilippo & Son, Inc.	17,107	1,413,209
National Beverage Corp.(b)	38,420	1,396,567
PriceSmart, Inc.(c)	47,569	7,355,119
Reynolds Consumer Products, Inc.	172,415	4,277,616
Simply Good Foods Co. (The)(b)(c)	87,341	1,490,037
Tootsie Roll Industries, Inc.	22,910	967,489
United Natural Foods, Inc.(b)	1,148,954	43,901,532
Universal Corp.	63,726	3,423,998
Vital Farms, Inc.(b)(c)	23,519	496,016
WD-40 Co.(c)	3,732	888,962
		119,421,578
Energy-8.27%
Archrock, Inc.	62,846	2,220,349
Atlas Energy Solutions, Inc.(c)	120,182	1,157,353
Bristow Group, Inc.(b)	45,886	2,188,762
Cactus, Inc., Class A	26,030	1,405,620
California Resources Corp.	84,041	4,944,972
Comstock Resources, Inc.(b)(c)	85,313	1,672,988
Core Laboratories, Inc.(c)	34,143	600,575
Core Natural Resources, Inc.	50,459	4,141,675
Crescent Energy Co., Class A(c)	416,781	4,859,666
CVR Energy, Inc.(b)	261,785	6,324,726
Dorian LPG Ltd.	16,821	622,209
Helix Energy Solutions Group, Inc.(b)	203,136	1,866,820
Helmerich & Payne, Inc.(c)	140,188	4,937,421
Innovex International, Inc.(b)(c)	46,623	1,228,516
International Seaways, Inc.(c)	17,791	1,343,754
Kinetik Holdings, Inc., Class A(c)	50,719	2,307,207
Kodiak Gas Services, Inc.	38,546	2,103,455
Liberty Energy, Inc., Class A	220,359	6,189,884
Magnolia Oil & Gas Corp., Class A(c)	64,469	1,793,528
Noble Corp. PLC(c)	123,770	5,622,871
Northern Oil and Gas, Inc.(c)	101,915	2,811,835
Oceaneering International, Inc.(b)	117,988	4,188,574
Par Pacific Holdings, Inc.(b)	197,789	8,439,657
Patterson-UTI Energy, Inc.	850,163	7,234,887
Peabody Energy Corp.	159,124	5,018,771
REX American Resources Corp.(b)	22,254	791,352
RPC, Inc.(c)	293,653	1,706,124
SM Energy Co.	183,134	4,235,889
Talos Energy, Inc.(b)	179,166	2,194,784
Tidewater, Inc.(b)	27,128	2,154,506
World Kinect Corp.(c)	1,785,165	44,539,867
		140,848,597
Financials-11.12%
Acadian Asset Management, Inc.	14,189	764,220
Adamas Trust, Inc.(c)	104,122	857,965
	Shares	Value
Financials-(continued)
Ameris Bancorp	24,175	$1,877,431
AMERISAFE, Inc.	10,301	335,092
Apollo Commercial Real Estate Finance, Inc.(c)	80,284	851,010
Arbor Realty Trust, Inc.(c)	152,823	1,211,886
ARMOUR Residential REIT, Inc.	49,031	880,106
Artisan Partners Asset Management, Inc., Class A	34,660	1,396,105
Assured Guaranty Ltd.	11,566	997,105
Atlantic Union Bankshares Corp., Class B(c)	58,227	2,157,893
Axos Financial, Inc.(b)	25,727	2,233,618
Banc of California, Inc.	103,779	1,916,798
BancFirst Corp.	9,341	1,027,510
Bancorp, Inc. (The)(b)	13,869	727,984
Bank of Hawaii Corp.	17,169	1,300,895
BankUnited, Inc.	47,385	2,212,880
Banner Corp.(c)	14,680	863,918
Beacon Financial Corp.	31,196	927,769
BGC Group, Inc., Class A	347,593	3,309,085
Blackstone Mortgage Trust, Inc., Class A(c)	84,326	1,619,902
Bread Financial Holdings, Inc.	72,027	5,103,833
Capitol Federal Financial, Inc.(c)	67,658	485,784
Cathay General Bancorp	30,317	1,507,058
Central Pacific Financial Corp.	13,754	438,065
City Holding Co.(c)	3,813	457,446
Cohen & Steers, Inc.(c)	10,200	682,074
Community Financial System, Inc.(c)	18,526	1,121,749
Customers Bancorp, Inc.(b)	22,502	1,517,535
CVB Financial Corp.(c)	35,368	680,127
Dime Community Bancshares, Inc., Class B(c)	24,497	792,478
Donnelley Financial Solutions, Inc.(b)(c)	19,564	973,505
Eagle Bancorp, Inc.	33,444	851,150
Ellington Financial, Inc.	44,290	550,082
Employers Holdings, Inc.	25,113	1,038,423
Enact Holdings, Inc.	35,257	1,475,153
Encore Capital Group, Inc.(b)(c)	31,249	2,133,994
Enova International, Inc.(b)	24,483	3,404,361
EVERTEC, Inc.	36,905	1,044,781
EZCORP, Inc., Class A(b)(c)	68,108	1,806,905
FB Financial Corp.(c)	15,895	869,298
First Bancorp	66,704	1,409,456
First Bancorp/Southern Pines NC(c)	11,214	636,843
First Commonwealth Financial Corp.(c)	47,180	827,065
First Financial Bancorp	52,545	1,474,938
First Hawaiian, Inc.(c)	49,807	1,233,221
First Interstate BancSystem, Inc., Class A(c)	43,866	1,518,202
Franklin BSP Realty Trust, Inc.(c)	60,528	552,621
Fulton Financial Corp.(c)	109,089	2,230,870
Genworth Financial, Inc., Class A(b)	901,299	7,606,964
Goosehead Insurance, Inc., Class A(b)(c)	5,193	281,461
HA Sustainable Infrastructure Capital, Inc.(c)	13,497	492,910
Hanmi Financial Corp.	17,240	450,136
HCI Group, Inc.	5,249	926,029
Heritage Financial Corp.(c)	16,401	433,150
Hilltop Holdings, Inc.	51,288	1,919,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Hope Bancorp, Inc.	93,396	$1,051,639
Horace Mann Educators Corp.	41,767	1,817,282
Independent Bank Corp.	15,791	1,232,803
Jackson Financial, Inc., Class A	54,053	5,917,722
KKR Real Estate Finance Trust, Inc.(c)	65,380	454,391
Lakeland Financial Corp.	7,879	457,691
Lincoln National Corp.	499,872	17,145,610
MarketAxess Holdings, Inc.	5,433	1,043,136
Mercury General Corp.	73,315	6,640,873
Moelis & Co., Class A	23,811	1,413,421
National Bank Holdings Corp., Class A	16,655	666,033
Navient Corp.	303,535	2,668,073
NBT Bancorp, Inc.	22,253	950,648
NCR Atleos Corp.(b)(c)	129,244	5,722,924
NMI Holdings, Inc., Class A(b)(c)	19,944	783,999
Northwest Bancshares, Inc.(c)	74,594	928,695
OFG Bancorp	24,673	988,894
Palomar Holdings, Inc.(b)	7,485	925,969
Park National Corp.	4,785	787,276
Pathward Financial, Inc.	12,481	1,133,150
Payoneer Global, Inc.(b)	202,113	873,128
PennyMac Mortgage Investment Trust(c)	137,744	1,688,741
Piper Sandler Cos.	5,323	1,573,213
PJT Partners, Inc., Class A	10,482	1,547,982
PRA Group, Inc.(b)	75,231	1,184,888
Preferred Bank	5,747	504,127
ProAssurance Corp.(b)	52,189	1,281,240
PROG Holdings, Inc.	91,241	3,212,596
Provident Financial Services, Inc.	74,100	1,559,064
Radian Group, Inc.	39,418	1,360,709
Redwood Trust, Inc.(c)	242,110	1,464,766
Renasant Corp.	40,076	1,508,861
S&T Bancorp, Inc.	15,625	653,281
Safety Insurance Group, Inc.	17,934	1,392,216
Seacoast Banking Corp. of Florida(c)	29,625	921,930
ServisFirst Bancshares, Inc.(c)	15,325	1,241,478
Sezzle, Inc.(b)(c)	6,567	479,063
Simmons First National Corp., Class A	36,425	725,222
SiriusPoint Ltd.(b)	148,722	3,143,983
Southside Bancshares, Inc.	15,100	472,932
Stellar Bancorp, Inc.	21,662	815,791
StepStone Group, Inc., Class A	26,174	1,129,146
Stewart Information Services Corp.(c)	42,771	3,036,313
StoneX Group, Inc.(b)	25,633	3,268,208
Tompkins Financial Corp.	7,826	600,332
Triumph Financial, Inc.(b)(c)	9,043	505,142
Trupanion, Inc.(b)(c)	44,356	1,177,208
TrustCo Bank Corp.	7,747	335,987
Trustmark Corp.	30,772	1,310,579
Two Harbors Investment Corp.(c)	91,644	946,683
United Community Banks, Inc.	53,664	1,726,371
United Fire Group, Inc.	42,975	1,670,009
Victory Capital Holdings, Inc., Class A	20,862	1,443,233
Virtu Financial, Inc., Class A	98,728	4,088,326
Virtus Investment Partners, Inc.	6,052	837,355
WaFd, Inc.	47,895	1,492,408
Walker & Dunlop, Inc.	21,273	978,771
Westamerica Bancorporation	7,347	372,126
Western Union Co. (The)(c)	492,563	4,743,382
WisdomTree, Inc.	45,010	770,121
	Shares	Value
Financials-(continued)
World Acceptance Corp.(b)	4,487	$605,207
WSFS Financial Corp.	26,859	1,705,815
		189,474,711
Health Care-7.13%
Acadia Healthcare Co., Inc.(b)(c)	269,131	6,308,431
Acadia Pharmaceuticals, Inc.(b)(c)	44,120	1,083,587
AdaptHealth Corp.(b)(c)	358,531	3,280,559
Addus HomeCare Corp.(b)(c)	13,122	1,358,521
ADMA Biologics, Inc.(b)	27,410	426,774
Alkermes PLC(b)(c)	60,707	1,827,281
AMN Healthcare Services, Inc.(b)	192,837	3,756,465
Amphastar Pharmaceuticals, Inc.(b)(c)	31,944	646,227
ANI Pharmaceuticals, Inc.(b)(c)	11,282	833,740
Arcus Biosciences, Inc.(b)(c)	11,899	242,383
Artivion, Inc.(b)(c)	11,921	458,958
Astrana Health, Inc.(b)(c)	155,140	3,153,996
Avanos Medical, Inc.(b)	67,306	949,015
Azenta, Inc.(b)(c)	18,283	493,275
BioLife Solutions, Inc.(b)(c)	4,739	114,684
BrightSpring Health Services, Inc.(b)	401,031	16,614,714
Catalyst Pharmaceuticals, Inc.(b)(c)	28,382	655,057
Certara, Inc.(b)(c)	49,323	349,207
Collegium Pharmaceutical, Inc.(b)	17,567	732,017
Concentra Group Holdings Parent, Inc.	120,797	2,894,296
CONMED Corp.(c)	38,658	1,778,268
Corcept Therapeutics, Inc.(b)(c)	9,794	349,646
CorVel Corp.(b)	15,178	782,881
Cytek Biosciences, Inc.(b)(c)	44,718	200,337
Embecta Corp.	105,023	1,077,536
Enovis Corp.(b)(c)	91,464	2,329,588
Fortrea Holdings, Inc.(b)	208,212	2,232,033
Glaukos Corp.(b)	4,820	580,328
Harmony Biosciences Holdings, Inc.(b)(c)	23,882	681,592
HealthStream, Inc.	13,048	277,009
ICU Medical, Inc.(b)(c)	17,949	2,702,760
Indivior Pharmaceuticals, Inc.(b)(c)	37,375	1,222,910
Innoviva, Inc.(b)(c)	24,090	553,106
Inspire Medical Systems, Inc.(b)(c)	7,060	455,441
Integer Holdings Corp.(b)	28,977	2,511,726
Integra LifeSciences Holdings Corp.(b)	136,352	1,551,686
Krystal Biotech, Inc.(b)(c)	1,828	503,870
LeMaitre Vascular, Inc.(c)	3,176	343,580
Ligand Pharmaceuticals, Inc.(b)	1,839	364,692
Merit Medical Systems, Inc.(b)(c)	19,377	1,495,517
Myriad Genetics, Inc.(b)	128,049	590,306
National HealthCare Corp.(c)	12,587	2,057,974
Neogen Corp.(b)	142,567	1,601,027
NeoGenomics, Inc.(b)(c)	66,282	651,552
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
Omnicell, Inc.(b)	30,038	1,234,562
Organon & Co.	995,005	7,253,586
Pacira BioSciences, Inc.(b)(c)	33,211	727,653
Pediatrix Medical Group, Inc.(b)	102,474	2,034,109
Perrigo Co. PLC	360,686	4,768,269
Phibro Animal Health Corp., Class A	40,484	2,210,022
Prestige Consumer Healthcare, Inc.(b)(c)	20,291	1,406,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Privia Health Group, Inc.(b)	96,169	$2,284,014
Progyny, Inc.(b)	56,665	1,002,404
Protagonist Therapeutics, Inc.(b)	2,905	267,492
PTC Therapeutics, Inc.(b)	27,349	1,864,928
QuidelOrtho Corp.(b)(c)	107,571	2,446,164
RadNet, Inc.(b)	28,956	2,021,418
Sarepta Therapeutics, Inc.(b)(c)	124,201	2,081,609
Schrodinger, Inc.(b)(c)	16,396	197,736
Select Medical Holdings Corp.	401,604	6,012,012
STAAR Surgical Co., (Acquired 12/15/2023 - 02/26/2026; Cost $277,607)(b)(c)(f)	10,128	201,547
Supernus Pharmaceuticals, Inc.(b)	16,637	910,543
Tandem Diabetes Care, Inc.(b)(c)	52,661	1,332,323
Teleflex, Inc.	27,657	3,375,813
TG Therapeutics, Inc.(b)(c)	19,502	586,815
TransMedics Group, Inc.(b)(c)	5,083	738,357
U.S. Physical Therapy, Inc.(c)	10,720	889,331
UFP Technologies, Inc.(b)(c)	3,140	661,221
Veracyte, Inc.(b)	12,956	474,060
Vericel Corp.(b)(c)	7,691	274,415
Vir Biotechnology, Inc.(b)(c)	4,540	41,269
Waystar Holding Corp.(b)(c)	38,388	984,652
Xencor, Inc.(b)(c)	11,854	151,376
		121,508,418
Industrials-18.83%
AAR Corp.(b)	39,344	4,609,936
ABM Industries, Inc.(c)	213,732	9,511,074
Air Lease Corp., Class A	49,928	3,237,332
Alamo Group, Inc.	11,079	2,365,699
Albany International Corp., Class A	25,415	1,465,175
Allegiant Travel Co.(b)(c)	35,305	3,606,406
Amentum Holdings, Inc.(b)	552,981	16,517,542
American Woodmark Corp.(b)	31,896	1,597,990
Apogee Enterprises, Inc.(c)	39,555	1,575,080
ArcBest Corp.(c)	62,421	6,408,140
Arcosa, Inc.	29,081	3,125,626
Armstrong World Industries, Inc.	9,885	1,715,047
Astec Industries, Inc.	33,835	2,100,815
AZZ, Inc.	16,706	2,271,682
Boise Cascade Co.	96,171	7,957,189
Brady Corp., Class A	21,982	2,029,818
Casella Waste Systems, Inc., Class A(b)(c)	20,957	1,952,354
CoreCivic, Inc.(b)(c)	126,476	2,236,096
CSG Systems International, Inc.	17,765	1,419,423
CSW Industrials, Inc.	3,477	1,023,385
Deluxe Corp.(c)	110,061	3,054,193
DNOW, Inc.(b)(c)	194,669	2,293,201
DXP Enterprises, Inc.(b)(c)	21,298	2,949,134
Enerpac Tool Group Corp.(c)	18,836	768,509
Enpro, Inc.	5,665	1,465,252
Enviri Corp.(b)	141,443	2,677,516
ESCO Technologies, Inc.	6,435	1,784,361
Everus Construction Group, Inc.(b)	41,314	4,993,623
Federal Signal Corp.	20,975	2,442,119
Forward Air Corp.(b)(c)	108,796	2,751,451
Franklin Electric Co., Inc.	25,272	2,517,597
Gates Industrial Corp. PLC(b)	173,825	4,792,355
GEO Group, Inc. (The)(b)(c)	173,217	2,605,184
	Shares	Value
Industrials-(continued)
Gibraltar Industries, Inc.(b)(c)	26,994	$1,227,687
Granite Construction, Inc.(c)	43,126	5,798,722
Greenbrier Cos., Inc. (The)(c)	77,672	4,382,254
Griffon Corp.	38,031	3,241,762
Hayward Holdings, Inc.(b)	77,188	1,235,008
Healthcare Services Group, Inc.(b)	109,990	2,394,482
Heartland Express, Inc.(c)	105,260	1,161,018
Hertz Global Holdings, Inc.(b)(c)	1,763,933	8,008,256
HNI Corp.	69,052	3,104,578
Hub Group, Inc., Class A	97,772	4,211,040
Insperity, Inc.	211,324	4,693,506
Insteel Industries, Inc.	22,736	847,598
Interface, Inc.	55,465	1,746,593
JBT Marel Corp.	23,942	3,687,068
JetBlue Airways Corp.(b)(c)	2,056,401	11,392,462
Kadant, Inc.(c)	4,082	1,384,492
Kennametal, Inc.	77,800	3,133,784
Korn Ferry	46,930	2,941,103
Lindsay Corp.	6,426	865,582
Liquidity Services, Inc.(b)	16,487	521,154
ManpowerGroup, Inc.(c)	705,716	19,738,877
Marten Transport Ltd.	87,961	1,195,390
MasterBrand, Inc.(b)(c)	268,928	2,721,551
Matson, Inc.	31,803	5,283,432
Mercury Systems, Inc.(b)	13,996	1,246,064
MillerKnoll, Inc.	260,008	5,236,561
Moog, Inc., Class A	18,370	6,198,589
Mueller Water Products, Inc., Class A	66,072	1,977,535
MYR Group, Inc.(b)	17,557	4,739,688
National Presto Industries, Inc.	5,068	668,672
OPENLANE, Inc.(b)	77,969	2,222,896
Pitney Bowes, Inc.	219,787	2,358,314
Powell Industries, Inc.	3,645	1,908,522
Primoris Services Corp.	63,908	9,632,214
Proto Labs, Inc.(b)(c)	10,956	680,148
Quanex Building Products Corp.(c)	144,641	2,969,480
Resideo Technologies, Inc.(b)	239,076	9,252,241
Robert Half, Inc.(c)	226,859	5,539,897
Rush Enterprises, Inc., Class A	149,147	10,584,963
RXO, Inc.(b)(c)	445,600	7,111,776
Schneider National, Inc., Class B(c)	236,451	6,710,479
SkyWest, Inc.(b)	42,294	4,401,960
Standex International Corp.	3,837	1,005,294
Sun Country Airlines Holdings, Inc.(b)	83,429	1,641,883
Sunrun, Inc.(b)	144,462	1,914,121
Tennant Co.	18,362	1,120,633
Titan International, Inc.(b)(c)	245,133	2,385,144
Trinity Industries, Inc.(c)	87,478	2,989,998
UniFirst Corp.	15,296	3,591,807
Upwork, Inc.(b)(c)	42,769	573,960
Verra Mobility Corp., Class A(b)(c)	51,969	868,402
Vestis Corp.(c)	434,743	3,421,427
Vicor Corp.(b)	4,639	934,295
Werner Enterprises, Inc.(c)	113,267	3,974,539
WillScot Holdings Corp.	122,816	2,654,054
Worthington Enterprises, Inc.	24,722	1,384,679
Zurn Elkay Water Solutions Corp.	40,018	2,040,118
		320,678,056
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-7.35%
A10 Networks, Inc.	19,658	$378,613
ACI Worldwide, Inc.(b)	41,517	1,647,395
ACM Research, Inc., Class A(b)	25,036	1,394,005
Adeia, Inc.	31,277	647,121
Agilysys, Inc.(b)(c)	3,028	218,531
Alarm.com Holdings, Inc.(b)	21,024	1,005,998
Alpha & Omega Semiconductor Ltd.(b)	35,193	739,405
Arlo Technologies, Inc.(b)(c)	44,193	693,388
Axcelis Technologies, Inc.(b)(c)	10,581	874,096
Badger Meter, Inc.	5,712	870,680
Benchmark Electronics, Inc.	60,557	3,500,800
BlackLine, Inc.(b)(c)	13,196	465,159
Box, Inc., Class A(b)	42,486	1,000,545
Calix, Inc.(b)	18,932	980,110
CleanSpark, Inc.(b)(c)	59,161	588,652
Clear Secure, Inc., Class A	27,152	1,320,673
Cohu, Inc.(b)(c)	18,816	568,243
Corsair Gaming, Inc.(b)(c)	238,800	1,311,012
CTS Corp.	13,333	702,116
Digi International, Inc.(b)	9,973	486,882
DigitalOcean Holdings, Inc.(b)(c)	19,250	1,079,155
Diodes, Inc.(b)(c)	30,907	2,108,785
DXC Technology Co.(b)(c)	956,163	12,038,092
Enphase Energy, Inc.(b)	52,257	2,208,903
ePlus, Inc.	27,447	2,213,875
Extreme Networks, Inc.(b)	72,789	1,017,590
FormFactor, Inc.(b)	14,713	1,454,822
Grid Dynamics Holdings, Inc.(b)	45,279	305,633
Harmonic, Inc.(b)	67,118	713,464
Ichor Holdings Ltd.(b)	59,015	2,806,163
Impinj, Inc.(b)(c)	2,670	327,502
Insight Enterprises, Inc.(b)(c)	109,095	9,115,978
InterDigital, Inc.(c)	2,949	1,080,897
Itron, Inc.(b)	27,698	2,602,227
Knowles Corp.(b)	26,995	733,454
Kulicke & Soffa Industries, Inc. (Singapore)	14,842	1,034,784
LiveRamp Holdings, Inc.(b)	29,461	800,455
MARA Holdings, Inc.(b)(c)	86,539	773,659
MaxLinear, Inc.(b)	24,197	421,754
Mirion Technologies, Inc.(b)(c)	40,137	867,361
N-able, Inc.(b)	73,372	322,837
NCR Voyix Corp.(b)(c)	303,773	2,320,826
NetScout Systems, Inc.(b)	34,556	1,009,381
OSI Systems, Inc.(b)(c)	7,586	2,163,527
PC Connection, Inc.	53,788	3,278,379
PDF Solutions, Inc.(b)(c)	7,266	245,446
Penguin Solutions, Inc.(b)(c)	68,511	1,423,659
Photronics, Inc.(b)	26,009	973,517
Plexus Corp.(b)	27,888	5,413,898
Power Integrations, Inc.	13,307	637,671
Progress Software Corp.(b)(c)	23,634	989,792
Q2 Holdings, Inc.(b)	11,997	577,296
Qorvo, Inc.(b)	46,293	3,837,690
Ralliant Corp.	45,378	2,082,396
Rogers Corp.(b)	9,806	1,057,381
Sanmina Corp.(b)(c)	54,457	8,454,994
ScanSource, Inc.(b)	80,985	2,978,628
Semtech Corp.(b)	14,740	1,329,843
SiTime Corp.(b)	905	360,081
	Shares	Value
Information Technology-(continued)
SolarEdge Technologies, Inc.(b)	37,136	$1,314,614
Sprinklr, Inc., Class A(b)	117,387	683,192
SPS Commerce, Inc.(b)	9,556	540,010
Teradata Corp.(b)	58,801	1,851,644
Ultra Clean Holdings, Inc.(b)	84,965	5,155,676
Veeco Instruments, Inc.(b)(c)	23,711	724,608
Viasat, Inc.(b)	139,649	6,393,131
Viavi Solutions, Inc.(b)	66,961	1,989,411
Vishay Intertechnology, Inc.(c)	213,820	4,002,710
		125,210,215
Materials-6.53%
Alpha Metallurgical Resources, Inc.(b)(c)	14,076	2,289,461
Balchem Corp.	7,518	1,363,991
Celanese Corp.	255,031	12,736,248
Century Aluminum Co.(b)	94,445	4,869,584
Chemours Co. (The)	511,464	9,329,103
Eastman Chemical Co.	158,002	11,930,731
Element Solutions, Inc.	103,250	3,623,043
FMC Corp.	301,733	4,447,544
H.B. Fuller Co.(c)	66,597	4,376,755
Hawkins, Inc.	8,408	1,253,633
Ingevity Corp.(b)(c)	24,721	1,780,654
Innospec, Inc.	26,042	1,994,296
Kaiser Aluminum Corp.	34,178	4,447,925
Koppers Holdings, Inc.	76,499	2,891,662
Materion Corp.	15,501	2,527,593
Metallus, Inc.(b)(c)	71,091	1,208,547
Minerals Technologies, Inc.	38,988	2,753,333
O-I Glass, Inc.(b)(c)	495,343	6,637,596
Quaker Chemical Corp.(c)	15,165	2,229,710
Sealed Air Corp.	145,601	6,097,770
Sensient Technologies Corp.	19,105	1,939,731
Solstice Advanced Materials, Inc.	88,198	6,924,425
Stepan Co.	55,525	2,825,667
SunCoke Energy, Inc.	296,495	1,690,022
Sylvamo Corp.	77,378	3,582,601
Warrior Met Coal, Inc.	17,354	1,444,547
Worthington Steel, Inc.	97,956	4,071,051
		111,267,223
Real Estate-3.01%
Acadia Realty Trust(c)	24,416	510,783
Alexander & Baldwin, Inc.	13,077	271,871
American Assets Trust, Inc.	30,465	594,677
Apple Hospitality REIT, Inc.	135,286	1,658,606
Armada Hoffler Properties, Inc.(c)	73,974	462,338
CareTrust REIT, Inc.(c)	13,752	558,606
Centerspace	7,369	463,510
Curbline Properties Corp.(c)	8,019	223,008
Cushman & Wakefield Ltd.(b)	746,479	10,010,283
DiamondRock Hospitality Co.	140,700	1,412,628
Douglas Emmett, Inc.(c)	94,239	932,024
Easterly Government Properties, Inc.	16,935	394,247
Essential Properties Realty Trust, Inc.(c)	19,745	670,145
eXp World Holdings, Inc.(c)	500,693	3,489,830
Four Corners Property Trust, Inc.	13,567	346,230
Getty Realty Corp.(c)	9,350	306,867
Global Net Lease, Inc.(c)	78,579	740,214
Highwoods Properties, Inc.	35,517	798,777
Innovative Industrial Properties, Inc.(c)	6,399	338,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties, (Acquired 03/17/2023 - 02/26/2026; Cost $469,413)(f)	31,681	$481,868
Kennedy-Wilson Holdings, Inc.	59,592	648,361
LTC Properties, Inc.	7,419	294,386
LXP Industrial Trust	8,276	410,159
Macerich Co. (The)	59,692	1,221,895
Marcus & Millichap, Inc.	30,498	805,452
Medical Properties Trust, Inc.(c)	190,399	1,096,698
Millrose Properties, Inc.(c)	172,665	5,414,775
NexPoint Residential Trust, Inc.	9,517	268,284
Outfront Media, Inc.	86,070	2,479,677
Pebblebrook Hotel Trust(c)	147,472	1,892,066
Phillips Edison & Co., Inc.	23,122	908,232
Ryman Hospitality Properties, Inc.	29,883	2,950,946
Safehold, Inc.	31,422	507,151
Saul Centers, Inc.	10,836	369,291
SL Green Realty Corp.(c)	25,046	922,945
St. Joe Co. (The)	8,957	646,427
Summit Hotel Properties, Inc.(c)	170,188	767,548
Sunstone Hotel Investors, Inc.(c)	115,665	1,073,371
Tanger, Inc.	19,952	739,421
Terreno Realty Corp.(c)	7,926	523,592
Universal Health Realty Income Trust	3,023	131,863
Urban Edge Properties	27,352	581,231
Veris Residential, Inc.	21,815	411,213
Whitestone REIT	14,484	220,012
Xenia Hotels & Resorts, Inc.(c)	85,505	1,306,516
		51,256,915
Utilities-1.17%
American States Water Co.	9,744	726,220
Avista Corp.	58,104	2,360,184
California Water Service Group	26,265	1,184,026
Chesapeake Utilities Corp.	7,800	1,060,566
Clearway Energy, Inc., Class A	27,269	982,229
Clearway Energy, Inc., Class C	25,763	986,981
H2O America(c)	18,830	1,012,866
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.(b)(c)	292,436	$4,529,834
MDU Resources Group, Inc.(c)	107,234	2,217,599
MGE Energy, Inc.	10,247	840,459
Middlesex Water Co.	4,532	244,728
Northwest Natural Holding Co.	30,753	1,631,139
Otter Tail Corp.(c)	17,471	1,486,782
Unitil Corp.	11,696	611,818
		19,875,431
Total Common Stocks & Other Equity Interests (Cost $1,435,241,874)		1,700,957,681
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(g)(h) (Cost $1,838,252)	1,838,252	1,838,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,437,080,126)		1,702,795,933
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.94%
Invesco Private Government Fund, 3.64%(g)(h)(i)	114,147,755	114,147,755
Invesco Private Prime Fund, 3.81%(g)(h)(i)	293,607,200	293,695,282
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $407,843,037)		407,843,037
TOTAL INVESTMENTS IN SECURITIES-123.91% (Cost $1,844,923,163)		2,110,638,970
OTHER ASSETS LESS LIABILITIES-(23.91)%		(407,242,919)
NET ASSETS-100.00%		$1,703,396,051

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	Restricted security. The aggregate value of these securities at February 28, 2026 was $683,415, which represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$935,297	$31,463,949	$(30,560,994)	$-	$-	$1,838,252	$20,281
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,544,508	239,480,855	(219,877,608)	-	-	114,147,755	1,824,361 *
Invesco Private Prime Fund	247,215,599	543,835,801	(497,353,143)	(21,806)	18,831	293,695,282	4,931,275 *
Total	$342,695,404	$814,780,605	$(747,791,745)	$(21,806)	$18,831	$409,681,289	$6,775,917

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Consumer Discretionary-9.15%
Ford Motor Co.(b)	3,367,959	$47,454,542
Macy’s, Inc.	1,591,029	31,470,554
Polaris, Inc.	148,400	9,013,816
		87,938,912
Consumer Staples-17.59%
Campbell’s Co. (The)	576,059	15,524,790
Clorox Co. (The)	91,011	11,572,959
General Mills, Inc.(b)	634,344	28,691,379
Hormel Foods Corp.(b)	736,281	18,848,794
J.M. Smucker Co. (The)	127,559	14,790,466
Kimberly-Clark Corp.	268,594	29,932,115
Target Corp.	437,352	49,766,284
		169,126,787
Energy-25.11%
Antero Midstream Corp.	99,872	2,245,122
APA Corp.(b)	539,775	16,392,967
Chevron Corp.	278,155	51,948,228
HF Sinclair Corp.	799,027	39,959,340
Kinder Morgan, Inc.	850,670	28,301,791
Murphy Oil Corp.(b)	129,198	4,282,914
ONEOK, Inc.(b)	611,669	50,627,843
PBF Energy, Inc., Class A	1,337,787	47,625,217
		241,383,422
Financials-17.61%
Invesco Ltd.(c)	320,554	8,417,748
Prudential Financial, Inc.	423,571	41,670,915
Regions Financial Corp.	495,994	13,803,513
T. Rowe Price Group, Inc.(b)	100,871	9,545,423
Truist Financial Corp.(b)	909,648	44,854,743
U.S. Bancorp	836,434	45,719,482
Valley National Bancorp(b)	418,734	5,280,236
		169,292,060
Health Care-8.65%
Bristol-Myers Squibb Co.	850,951	53,073,814
DENTSPLY SIRONA, Inc.(b)	422,649	6,204,487
Viatris, Inc.	1,601,463	23,909,843
		83,188,144
Information Technology-4.69%
HP, Inc.	2,374,644	45,094,489
Materials-1.87%
Scotts Miracle-Gro Co. (The)(b)	79,588	5,580,710
Sonoco Products Co.	219,259	12,381,556
		17,962,266
Real Estate-8.13%
Agree Realty Corp.	14,179	1,141,126
Brixmor Property Group, Inc.(b)	75,651	2,289,956
BXP, Inc.(b)	78,060	4,494,695
COPT Defense Properties(b)	36,741	1,167,629
Cousins Properties, Inc.	54,117	1,253,350
CubeSmart	42,239	1,737,712
	Shares	Value
Real Estate-(continued)
Equity Residential(b)	74,216	$4,691,193
Extra Space Storage, Inc.	34,146	5,157,070
Federal Realty Investment Trust	18,190	1,978,526
Host Hotels & Resorts, Inc.	472,386	9,254,042
Kimco Realty Corp.	152,072	3,581,296
Kite Realty Group Trust(b)	54,508	1,419,933
Lamar Advertising Co., Class A(b)	25,325	3,488,265
Mid-America Apartment Communities, Inc.	24,182	3,237,003
Public Storage(b)	24,630	7,562,888
Rayonier, Inc.(b)	66,141	1,421,370
Realty Income Corp.(b)	135,036	9,047,412
Rexford Industrial Realty, Inc.(b)	37,177	1,393,022
Simon Property Group, Inc.	49,389	10,067,948
STAG Industrial, Inc.	32,851	1,288,416
UDR, Inc.(b)	67,129	2,517,338
		78,190,190
Utilities-6.84%
Black Hills Corp.(b)	46,056	3,392,485
Eversource Energy	273,691	20,857,991
FirstEnergy Corp.	453,833	23,218,097
NorthWestern Energy Group, Inc.	34,099	2,385,566
Portland General Electric Co.(b)	97,910	5,283,224
UGI Corp.	284,512	10,643,594
		65,780,957
Total Common Stocks & Other Equity Interests (Cost $856,187,458)		957,957,227
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $68,416)	68,416	68,416
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $856,255,874)		958,025,643
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.99%
Invesco Private Government Fund, 3.64%(c)(d)(e)	30,701,429	30,701,429
Invesco Private Prime Fund, 3.81%(c)(d)(e)	46,109,642	46,123,475
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,824,904)		76,824,904
TOTAL INVESTMENTS IN SECURITIES-107.64% (Cost $933,080,778)		1,034,850,547
OTHER ASSETS LESS LIABILITIES-(7.64)%		(73,477,767)
NET ASSETS-100.00%		$961,372,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$8,601,829	$3,393,368	$(5,319,147)	$272,154	$1,469,544	$8,417,748	$147,692
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	18,898,610	(18,830,194)	-	-	68,416	19,657
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,020,130	127,224,371	(126,543,072)	-	-	30,701,429	179,015 *
Invesco Private Prime Fund	77,971,627	246,207,807	(278,055,887)	(2,426)	2,354	46,123,475	478,173 *
Total	$116,593,586	$395,724,156	$(428,748,300)	$269,728	$1,471,898	$85,311,068	$824,537

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$8,240,999,282	$1,138,446,628	$1,700,957,681	$949,539,479
Affiliated investments in securities, at value	174,605,950	178,744,123	409,681,289	85,311,068
Due from broker	-	692	-	794
Receivable for:
Dividends and interest	12,007,644	940,977	1,059,444	3,633,244
Securities lending	22,310	24,255	56,253	5,454
Fund shares sold	5,810	-	-	-
Foreign tax reclaims	37,856	526	-	-
Total assets	8,427,678,852	1,318,157,201	2,111,754,667	1,038,490,039
Liabilities:
Due to custodian	-	1,384	-	-
Due to broker	125	-	129	-
Payable for:
Collateral upon return of securities loaned	171,141,798	178,073,025	407,843,037	76,824,904
Accrued unitary management fees	2,378,408	343,140	515,450	292,355
Total liabilities	173,520,331	178,417,549	408,358,616	77,117,259
Net Assets	$8,254,158,521	$1,139,739,652	$1,703,396,051	$961,372,780
Net assets consist of:
Shares of beneficial interest	$6,604,192,829	$999,306,211	$1,612,479,257	$1,436,634,107
Distributable earnings (loss)	1,649,965,692	140,433,441	90,916,794	(475,261,327)
Net Assets	$8,254,158,521	$1,139,739,652	$1,703,396,051	$961,372,780
Shares outstanding (unlimited amount authorized, $0.01 par value)	68,151,400	8,431,400	32,444,200	17,070,000
Net asset value	$121.12	$135.18	$52.50	$56.32
Market price	$121.11	$135.18	$52.48	$56.32
Unaffiliated investments in securities, at cost	$6,696,189,391	$948,079,040	$1,435,241,874	$850,600,917
Affiliated investments in securities, at cost	$173,853,107	$178,744,123	$409,681,289	$82,479,861
(a)Includes securities on loan with an aggregate value of:	$170,512,075	$172,513,145	$394,611,311	$74,672,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$65,331,024	$7,901,305	$12,340,477	$19,302,381
Affiliated dividend income	118,947	9,389	20,281	167,349
Securities lending income, net	116,474	172,041	825,842	27,226
Foreign withholding tax	-	(1,721)	(5,684)	-
Total investment income	65,566,445	8,081,014	13,180,916	19,496,956
Expenses:
Unitary management fees	13,909,168	2,039,405	3,110,975	1,698,602
Less: Waivers	(1,992)	(244)	(521)	(504)
Net expenses	13,907,176	2,039,161	3,110,454	1,698,098
Net investment income	51,659,269	6,041,853	10,070,462	17,798,858
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(68,508,043)	(5,300,867)	(16,722,338)	3,591,452
Affiliated investment securities	9,494	12,848	18,831	(15,949)
Unaffiliated in-kind redemptions	377,605,802	32,817,316	102,243,998	40,231,262
Affiliated in-kind redemptions	470,312	-	-	1,487,847
Net realized gain	309,577,565	27,529,297	85,540,491	45,294,612
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	513,679,194	49,503,139	62,457,990	29,839,525
Affiliated investment securities	4,876	(12,283)	(21,806)	269,728
Change in net unrealized appreciation	513,684,070	49,490,856	62,436,184	30,109,253
Net realized and unrealized gain	823,261,635	77,020,153	147,976,675	75,403,865
Net increase in net assets resulting from operations	$874,920,904	$83,062,006	$158,047,137	$93,202,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$51,659,269	$75,812,098	$6,041,853	$11,409,799
Net realized gain	309,577,565	169,294,441	27,529,297	60,489,260
Change in net unrealized appreciation (depreciation)	513,684,070	352,241,036	49,490,856	7,483,767
Net increase in net assets resulting from operations	874,920,904	597,347,575	83,062,006	79,382,826
Distributions to Shareholders from:
Distributable earnings	(48,935,409)	(69,696,929)	(5,982,685)	(10,855,570)
Shareholder Transactions:
Proceeds from shares sold	1,844,989,160	2,563,637,117	140,910,014	230,621,834
Value of shares repurchased	(728,924,918)	(464,192,340)	(63,448,956)	(193,499,070)
Net increase (decrease) in net assets resulting from share transactions	1,116,064,242	2,099,444,777	77,461,058	37,122,764
Net increase (decrease) in net assets	1,942,049,737	2,627,095,423	154,540,379	105,650,020
Net assets:
Beginning of period	6,312,108,784	3,685,013,361	985,199,273	879,549,253
End of period	$8,254,158,521	$6,312,108,784	$1,139,739,652	$985,199,273
Changes in Shares Outstanding:
Shares sold	16,200,000	25,350,000	1,110,000	1,940,000
Shares repurchased	(6,450,000)	(4,775,000)	(500,000)	(1,720,000)
Shares outstanding, beginning of period	58,401,400	37,826,400	7,821,400	7,601,400
Shares outstanding, end of period	68,151,400	58,401,400	8,431,400	7,821,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$10,070,462	$19,482,424	$17,798,858	$33,617,412
85,540,491	129,743,941	45,294,612	57,866,201
62,436,184	(51,580,809)	30,109,253	(28,458,335)
158,047,137	97,645,556	93,202,723	63,025,278

(9,590,435)	(18,881,184)	(17,664,749)	(32,625,804)

191,346,526	314,028,385	261,676,488	544,819,971
(232,294,770)	(397,548,769)	(219,964,078)	(555,036,545)
(40,948,244)	(83,520,384)	41,712,410	(10,216,574)
107,508,458	(4,756,012)	117,250,384	20,182,900

1,595,887,593	1,600,643,605	844,122,396	823,939,496
$1,703,396,051	$1,595,887,593	$961,372,780	$844,122,396

3,830,000	6,920,000	4,890,000	11,040,000
(4,720,000)	(9,450,000)	(4,050,000)	(11,270,000)
33,334,200	35,864,200	16,230,000	16,460,000
32,444,200	33,334,200	17,070,000	16,230,000

27

Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$108.08	$97.42	$80.59	$73.85	$75.74	$56.06
Net investment income(a)	0.82	1.56	1.46	1.34	1.22	1.06
Net realized and unrealized gain (loss) on investments	13.01	10.57	16.76	6.66	(1.96)	19.68
Total from investment operations	13.83	12.13	18.22	8.00	(0.74)	20.74
Distributions to shareholders from:
Net investment income	(0.79)	(1.47)	(1.39)	(1.26)	(1.15)	(1.06)
Net asset value at end of period	$121.12	$108.08	$97.42	$80.59	$73.85	$75.74
Market price at end of period(b)	$121.11	$108.13	$97.39	$80.60	$73.92	$75.74
Net Asset Value Total Return(c)	12.86%	12.58%	22.81%	10.99%	(0.97)%	37.38%
Market Price Total Return(c)	12.80%	12.67%	22.75%	10.91%	(0.89)%	37.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,254,159	$6,312,109	$3,685,013	$2,036,949	$1,454,853	$1,049,098
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.45%(d)	1.55%	1.66%	1.76%	1.60%	1.60%
Portfolio turnover rate(e)	8%	20%	15%	20%	17%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$125.96	$115.71	$98.32	$83.99	$91.13	$56.56
Net investment income(a)	0.74	1.54	1.26	1.05	1.03	0.69
Net realized and unrealized gain (loss) on investments	9.22	10.19	17.32	14.34	(7.18)	34.51
Total from investment operations	9.96	11.73	18.58	15.39	(6.15)	35.20
Distributions to shareholders from:
Net investment income	(0.74)	(1.48)	(1.19)	(1.06)	(0.99)	(0.63)
Net asset value at end of period	$135.18	$125.96	$115.71	$98.32	$83.99	$91.13
Market price at end of period(b)	$135.18	$125.95	$115.76	$98.36	$84.06	$91.10
Net Asset Value Total Return(c)	7.95%	10.27%	19.00%	18.51%	(6.75)%	62.54%
Market Price Total Return(c)	7.95%	10.21%	19.00%	18.46%	(6.66)%	62.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,139,740	$985,199	$879,549	$522,223	$360,434	$393,817
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.16%(d)	1.33%	1.19%	1.17%	1.16%	0.88%
Portfolio turnover rate(e)	16%	32%	30%	37%	31%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023(a)	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.88	$44.63	$38.80	$36.55	$39.47	$21.05
Net investment income(b)	0.31	0.53	0.54	0.52	0.33	0.22
Net realized and unrealized gain (loss) on investments	4.60	3.23	5.84	2.21	(2.95)	18.39
Total from investment operations	4.91	3.76	6.38	2.73	(2.62)	18.61
Distributions to shareholders from:
Net investment income	(0.29)	(0.51)	(0.55)	(0.48)	(0.30)	(0.19)
Net asset value at end of period	$52.50	$47.88	$44.63	$38.80	$36.55	$39.47
Market price at end of period(c)	$52.48	$47.86	$44.61	$38.81	$36.57	$39.42
Net Asset Value Total Return(d)	10.31%	8.53%	16.62%	7.58%	(6.63)%	88.75%
Market Price Total Return(d)	10.30%	8.55%	16.51%	7.53%	(6.46)%	88.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,703,396	$1,595,888	$1,600,644	$1,369,858	$832,345	$643,110
Ratio to average net assets of:
Expenses	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.26%(e)	1.20%	1.34%	1.39%	0.85%	0.65%
Portfolio turnover rate(f)	28%	42%	46%	46%	41%	40%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$52.01	$50.06	$39.70	$41.80	$41.18	$28.58
Net investment income(a)	1.08	2.04	1.79	1.64	1.50	1.23
Net realized and unrealized gain (loss) on investments	4.31	1.90	10.41	(2.12)	0.51	13.29
Total from investment operations	5.39	3.94	12.20	(0.48)	2.01	14.52
Distributions to shareholders from:
Net investment income	(1.08)	(1.99)	(1.84)	(1.62)	(1.39)	(1.92)
Net asset value at end of period	$56.32	$52.01	$50.06	$39.70	$41.80	$41.18
Market price at end of period(b)	$56.32	$52.02	$50.05	$39.71	$41.83	$41.16
Net Asset Value Total Return(c)	10.56%	8.22%	31.66%	(1.17)%	5.06%	52.38%
Market Price Total Return(c)	10.53%	8.26%	31.60%	(1.22)%	5.18%	52.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$961,373	$844,122	$823,939	$743,141	$802,618	$740,071
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	4.09%(d)	4.17%	4.18%	3.94%	3.58%	3.37%
Portfolio turnover rate(e)	59%	98%	101%	127%	110%	97%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

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demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

33

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

34

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees

35

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500 Revenue ETF	$6,948
S&P MidCap 400 Revenue ETF	10,915
S&P SmallCap 600 Revenue ETF	70,321
S&P Ultra Dividend Revenue ETF	1,645

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

36

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P Ultra Dividend Revenue ETF is non-diversified, and, to the extent certain Funds become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are

37

attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
S&P 500 Revenue ETF	$1,992
S&P MidCap 400 Revenue ETF	244
S&P SmallCap 600 Revenue ETF	521
S&P Ultra Dividend Revenue ETF	504
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500 Revenue ETF	$50,800
S&P MidCap 400 Revenue ETF	55,707
S&P SmallCap 600 Revenue ETF	108,238
S&P Ultra Dividend Revenue ETF	125,833
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

38

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,243,607,662	$-	$-	$8,243,607,662
Money Market Funds	855,772	171,141,798	-	171,997,570
Total Investments	$8,244,463,434	$171,141,798	$-	$8,415,605,232
S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,138,446,628	$-	$-	$1,138,446,628
Money Market Funds	671,098	178,073,025	-	178,744,123
Total Investments	$1,139,117,726	$178,073,025	$-	$1,317,190,751
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,700,957,681	$-	$0	$1,700,957,681
Money Market Funds	1,838,252	407,843,037	-	409,681,289
Total Investments	$1,702,795,933	$407,843,037	$0	$2,110,638,970
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$957,957,227	$-	$-	$957,957,227
Money Market Funds	68,416	76,824,904	-	76,893,320
Total Investments	$958,025,643	$76,824,904	$-	$1,034,850,547
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$27,071,279	$193,717,241	$220,788,520
S&P MidCap 400 Revenue ETF	18,651,167	58,499,378	77,150,545
S&P SmallCap 600 Revenue ETF	68,122,423	186,714,851	254,837,274
S&P Ultra Dividend Revenue ETF	483,573,134	144,354,969	627,928,103

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500 Revenue ETF	$576,508,642	$570,772,294
S&P MidCap 400 Revenue ETF	165,335,139	165,191,716
S&P SmallCap 600 Revenue ETF	443,934,159	445,389,370
S&P Ultra Dividend Revenue ETF	532,246,085	536,592,442

39

For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500 Revenue ETF	$1,839,718,595	$730,064,430
S&P MidCap 400 Revenue ETF	140,781,959	64,322,875
S&P SmallCap 600 Revenue ETF	191,045,040	230,404,594
S&P Ultra Dividend Revenue ETF	261,172,762	215,827,762
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$1,752,022,064	$(210,045,981)	$1,541,976,083	$6,873,629,149
S&P MidCap 400 Revenue ETF	240,346,884	(52,141,740)	188,205,144	1,128,985,607
S&P SmallCap 600 Revenue ETF	376,833,010	(119,748,225)	257,084,785	1,853,554,185
S&P Ultra Dividend Revenue ETF	124,253,172	(22,831,347)	101,421,825	933,428,722
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

41

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-RW-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.63%
EchoStar Corp., Class A(b)(c)	26,269	$3,034,857
Globalstar, Inc.(b)(c)	23,656	1,473,059
Sphere Entertainment Co.(b)(c)	14,867	1,769,322
		6,277,238
Consumer Discretionary-6.85%
Acushnet Holdings Corp.	16,932	1,732,652
American Eagle Outfitters, Inc.	49,835	1,224,446
AutoNation, Inc.(b)	7,842	1,530,445
Cavco Industries, Inc.(b)	2,352	1,357,715
Citi Trends, Inc.(b)(c)	33,277	1,576,664
Dana, Inc.	58,819	2,013,962
Dillard’s, Inc., Class A(c)	2,053	1,237,528
Figs, Inc., Class A(b)(c)	114,104	1,762,907
Five Below, Inc.(b)	7,707	1,722,746
Garrett Motion, Inc. (Switzerland)	79,587	1,620,391
GigaCloud Technology, Inc., Class A(b)(c)	34,423	1,526,316
Laureate Education, Inc., Class A(b)	42,677	1,380,174
Lincoln Educational Services Corp.(b)(c)	64,083	2,322,368
RealReal, Inc. (The)(b)(c)	90,053	1,104,050
Strattec Security Corp.(b)(c)	18,417	1,620,696
Urban Outfitters, Inc.(b)	17,482	1,157,308
Victoria’s Secret & Co.(b)(c)	24,771	1,553,142
		26,443,510
Consumer Staples-0.96%
Seneca Foods Corp., Class A(b)	12,221	1,698,475
Turning Point Brands, Inc.	14,794	2,026,630
		3,725,105
Energy-3.15%
CNX Resources Corp.(b)(c)	37,588	1,570,427
Forum Energy Technologies, Inc.(b)(c)	38,931	2,259,166
Green Plains, Inc.(b)(c)	147,262	2,021,907
Gulfport Energy Corp.(b)(c)	6,934	1,446,849
Natural Gas Services Group, Inc.	42,758	1,635,921
PrimeEnergy Resources Corp.(b)(c)	9,440	1,877,616
TETRA Technologies, Inc.(b)(c)	155,590	1,347,409
		12,159,295
Financials-11.01%
Acadian Asset Management, Inc.	47,928	2,581,402
Affiliated Managers Group, Inc.	5,077	1,554,476
Bread Financial Holdings, Inc.	17,847	1,264,638
Coastal Financial Corp.(b)(c)	26,080	1,934,875
Customers Bancorp, Inc.(b)(c)	19,011	1,282,102
Enova International, Inc.(b)	27,210	3,783,550
Esquire Financial Holdings, Inc.(c)	17,460	1,763,111
EZCORP, Inc., Class A(b)(c)	78,024	2,069,977
Genworth Financial, Inc., Class A(b)(c)	151,573	1,279,276
HCI Group, Inc.	10,699	1,887,518
Lemonade, Inc.(b)(c)	24,228	1,253,557
LendingClub Corp.(b)(c)	70,481	1,050,872
Mercury General Corp.	14,839	1,344,117
Northeast Bank(c)	29,147	3,231,819
Northrim BanCorp, Inc.	52,050	1,222,654
Palomar Holdings, Inc.(b)	10,349	1,280,275
PennyMac Financial Services, Inc.	10,315	948,258
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	4,701	$1,389,381
Sezzle, Inc.(b)(c)	81,683	5,958,775
SiriusPoint Ltd.(b)	79,543	1,681,539
StepStone Group, Inc., Class A	21,758	938,640
Third Coast Bancshares, Inc.(b)(c)	34,332	1,359,890
Universal Insurance Holdings, Inc.	40,917	1,439,051
		42,499,753
Health Care-40.78%
Alignment Healthcare, Inc.(b)	76,775	1,475,615
Alphatec Holdings, Inc.(b)(c)	73,509	1,001,193
Alumis, Inc.(b)	129,155	3,834,612
Amneal Pharmaceuticals, Inc.(b)(c)	298,733	4,125,503
AnaptysBio, Inc.(b)(c)	28,285	1,557,089
Annexon, Inc.(b)	270,116	1,512,650
Apogee Therapeutics, Inc.(b)(c)	17,597	1,231,790
Arcus Biosciences, Inc.(b)(c)	63,002	1,283,351
Arcutis Biotherapeutics, Inc.(b)(c)	50,908	1,372,989
Arrowhead Pharmaceuticals, Inc.(b)	32,159	2,034,700
Artivion, Inc.(b)	30,618	1,178,793
Aveanna Healthcare Holdings, Inc.(b)(c)	152,466	1,122,150
Axogen, Inc.(b)(c)	43,858	1,391,614
Axsome Therapeutics, Inc.(b)	12,740	2,087,959
Beta Bionics, Inc.(b)(c)	47,317	597,614
BioAge Labs, Inc.(b)	106,576	2,373,448
BrightSpring Health Services, Inc.(b)	41,196	1,706,750
Brookdale Senior Living, Inc.(b)	133,734	2,046,130
Castle Biosciences, Inc.(b)(c)	35,133	1,038,883
Celcuity, Inc.(b)(c)	47,181	5,270,590
Cogent Biosciences, Inc.(b)(c)	108,477	4,214,331
Crinetics Pharmaceuticals, Inc.(b)(c)	28,765	1,182,241
Design Therapeutics, Inc.(b)(c)	143,152	1,494,507
Dianthus Therapeutics, Inc.(b)(c)	32,547	1,796,269
Disc Medicine, Inc.(b)(c)	17,330	1,154,525
Elanco Animal Health, Inc.(b)	62,165	1,641,156
Electromed, Inc.(b)	48,317	1,145,113
Enanta Pharmaceuticals, Inc.(b)	90,805	1,298,511
EyePoint, Inc.(b)(c)	81,028	1,422,852
Fortrea Holdings, Inc.(b)	83,683	897,082
Fulcrum Therapeutics, Inc.(b)(c)	126,912	1,063,523
Glaukos Corp.(b)	11,845	1,426,138
Guardant Health, Inc.(b)	22,394	2,102,797
Harrow, Inc.(b)(c)	36,056	1,953,514
Ideaya Biosciences, Inc.(b)(c)	41,524	1,337,073
Immunome, Inc.(b)(c)	64,856	1,417,752
Inhibrx Biosciences, Inc.(b)(c)	40,819	3,025,912
Ionis Pharmaceuticals, Inc.(b)	17,502	1,420,287
iRadimed Corp.(c)	14,258	1,476,131
IRhythm Holdings, Inc.(b)(c)	8,083	1,081,101
Jade Biosciences, Inc.(c)	81,416	1,207,399
Kodiak Sciences, Inc.(b)	197,927	5,304,444
Kymera Therapeutics, Inc.(b)(c)	16,733	1,528,560
Lexeo Therapeutics, Inc.(b)(c)	168,128	1,207,159
Ligand Pharmaceuticals, Inc.(b)	6,970	1,382,221
Liquidia Corp.(b)(c)	41,488	1,286,958
Lyell Immunopharma, Inc.(b)(c)	44,564	1,069,536
Madrigal Pharmaceuticals, Inc.(b)	2,441	1,054,512
Maze Therapeutics, Inc.(b)(c)	42,663	1,945,006
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Monte Rosa Therapeutics, Inc.(b)	94,188	$1,671,837
Nurix Therapeutics, Inc.(b)(c)	74,755	1,193,837
Nuvalent, Inc., Class A(b)(c)	47,741	4,867,195
Nuvation Bio, Inc.(b)(c)	203,364	1,201,881
Oruka Therapeutics, Inc.(b)(c)	45,589	1,568,717
PACS Group, Inc.(b)(c)	50,059	1,827,654
Palvella Therapeutics, Inc.(b)(c)	17,236	2,327,205
Pediatrix Medical Group, Inc.(b)	63,713	1,264,703
Phathom Pharmaceuticals, Inc.(b)(c)	183,664	2,306,820
Praxis Precision Medicines, Inc.(b)(c)	13,326	4,487,530
Protagonist Therapeutics, Inc.(b)	18,861	1,736,721
PTC Therapeutics, Inc.(b)(c)	17,880	1,219,237
RadNet, Inc.(b)(c)	19,407	1,354,803
Rapport Therapeutics, Inc.(b)(c)	49,766	1,444,707
RAPT Therapeutics, Inc.(b)	58,443	3,388,525
Relay Therapeutics, Inc.(b)(c)	168,851	1,732,411
Replimune Group, Inc.(b)(c)	145,341	1,111,859
Revolution Medicines, Inc.(b)	17,806	1,816,568
Rhythm Pharmaceuticals, Inc.(b)(c)	24,993	2,317,601
Savara, Inc.(b)(c)	229,173	1,379,621
Septerna, Inc.(b)	71,422	2,072,666
Sight Sciences, Inc.(b)	164,132	846,921
Sionna Therapeutics, Inc.(b)(c)	37,789	1,380,810
Spyre Therapeutics, Inc.(b)(c)	41,549	1,787,022
Stoke Therapeutics, Inc.(b)(c)	53,315	1,941,199
Tactile Systems Technology, Inc.(b)(c)	48,104	1,408,966
Taysha Gene Therapies, Inc.(b)(c)	287,080	1,300,472
Terns Pharmaceuticals, Inc.(b)	144,592	6,090,215
Theravance Biopharma, Inc.(b)(c)	73,711	1,345,226
Trevi Therapeutics, Inc.(b)(c)	159,606	1,902,504
Tyra Biosciences, Inc.(b)(c)	54,307	1,808,966
UFP Technologies, Inc.(b)(c)	12,973	2,731,854
Upstream Bio, Inc.(b)(c)	52,814	405,612
Vera Therapeutics, Inc.(b)	27,031	1,102,594
Viridian Therapeutics, Inc.(b)(c)	43,439	1,276,238
Zenas Biopharma, Inc.(b)(c)	70,221	1,850,323
Zymeworks, Inc.(b)	51,820	1,206,888
		157,457,941
Industrials-18.10%
Allient, Inc.(c)	25,396	1,672,073
Astronics Corp.(b)(c)	26,164	2,109,342
CECO Environmental Corp.(b)(c)	23,519	1,421,723
Cimpress PLC (Ireland)(b)(c)	18,998	1,387,804
CSW Industrials, Inc.	6,946	2,044,416
Enpro, Inc.	6,678	1,727,265
Enviri Corp.(b)	76,175	1,441,993
ESCO Technologies, Inc.	6,938	1,923,838
Falcon’s Beyond Global, Inc.(b)(c)	77,864	504,559
Flowserve Corp.(c)	19,423	1,719,324
Graham Corp.(b)(c)	62,961	5,113,692
Granite Construction, Inc.(c)	20,090	2,701,301
Huron Consulting Group, Inc.(b)	8,092	1,144,209
IBEX Holdings Ltd.(b)	36,414	1,052,365
IES Holdings, Inc.(b)(c)	3,369	1,668,834
Interface, Inc.(c)	50,192	1,580,546
Matson, Inc.(c)	11,074	1,839,724
Moog, Inc., Class A	5,792	1,954,394
MYR Group, Inc.(b)	11,167	3,014,643
Perma-Pipe International Holdings, Inc.(b)(c)	46,813	1,515,337
	Shares	Value
Industrials-(continued)
Planet Labs PBC(b)(c)	240,225	$5,799,031
Preformed Line Products Co.(c)	6,577	1,668,256
Primoris Services Corp.(c)	19,386	2,921,858
Resolute Holdings Management, Inc.(b)(c)	15,605	2,630,223
Standex International Corp.(c)	6,223	1,630,426
T1 Energy, Inc. (Norway)(b)(c)	215,409	1,326,919
Tutor Perini Corp.	76,321	5,752,314
Valmont Industries, Inc.	3,344	1,538,006
Vicor Corp.(b)	13,349	2,688,489
VSE Corp.	15,250	3,462,817
Watts Water Technologies, Inc., Class A	5,015	1,648,631
Xometry, Inc., Class A(b)(c)	30,723	1,260,104
		69,864,456
Information Technology-10.99%
ACM Research, Inc., Class A(b)	35,029	1,950,415
Advanced Energy Industries, Inc.	6,432	2,158,386
Agilysys, Inc.(b)(c)	11,447	826,130
Bel Fuse, Inc., Class B(c)	31,599	7,258,606
Diebold Nixdorf, Inc.(b)(c)	20,214	1,617,120
Frequency Electronics, Inc.(b)(c)	83,309	4,182,945
GPGI, Inc., Class A(c)	74,237	1,666,621
Lumentum Holdings, Inc.(b)	7,714	5,406,820
nLight, Inc.(b)	47,653	2,677,622
OSI Systems, Inc.(b)(c)	5,324	1,518,405
Q2 Holdings, Inc.(b)	18,613	895,658
Red Violet, Inc.(b)(c)	25,072	1,085,868
Semtech Corp.(b)	20,584	1,857,088
SiTime Corp.(b)	4,392	1,747,489
TTM Technologies, Inc.(b)	33,657	3,508,406
Viavi Solutions, Inc.(b)	76,912	2,285,055
Vistance Networks, Inc.(b)	100,836	1,771,688
		42,414,322
Materials-5.35%
Century Aluminum Co.(b)(c)	46,676	2,406,615
Commercial Metals Co.	20,221	1,482,199
Contango ORE, Inc.(b)	49,079	1,475,806
Dakota Gold Corp.(b)(c)	238,571	1,660,454
Hecla Mining Co.	77,255	1,924,422
Idaho Strategic Resources, Inc.(b)(c)	90,453	3,895,811
Ivanhoe Electric, Inc.(b)(c)	88,990	1,529,738
NewMarket Corp.(c)	1,918	1,200,687
Perimeter Solutions, Inc.(b)(c)	117,111	2,749,766
United States Lime & Minerals, Inc.	20,481	2,338,111
		20,663,609
Real Estate-0.82%
American Healthcare REIT, Inc.(c)	29,409	1,536,326
St. Joe Co. (The)	22,682	1,636,960
		3,173,286
Utilities-0.39%
Consolidated Water Co. Ltd.	39,688	1,502,191
Total Common Stocks & Other Equity Interests (Cost $316,545,836)		386,180,706
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $760)	760	$760
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $316,546,596)		386,181,466
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.61%
Invesco Private Government Fund, 3.64%(d)(e)(f)	35,815,410	35,815,410
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(d)(e)(f)	93,909,956	$93,938,129
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,753,539)		129,753,539
TOTAL INVESTMENTS IN SECURITIES-133.64% (Cost $446,300,135)		515,935,005
OTHER ASSETS LESS LIABILITIES-(33.64)%		(129,873,285)
NET ASSETS-100.00%		$386,061,720

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,716	$4,854,521	$(4,863,477)	$-	$-	$760	$10,689
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,377,721	198,020,151	(207,582,462)	-	-	35,815,410	971,146 *
Invesco Private Prime Fund	119,116,376	399,024,781	(424,203,389)	(10,189)	10,550	93,938,129	2,635,616 *
Total	$164,503,813	$601,899,453	$(636,649,328)	$(10,189)	$10,550	$129,754,299	$3,617,451

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Automobile Components-11.06%
Adient PLC(b)	9,341	$227,173
Dana, Inc.	13,780	471,827
Dauch Corp.(b)	27,679	182,681
Dorman Products, Inc.(b)(c)	3,280	386,581
Fox Factory Holding Corp.(b)(c)	4,931	83,038
Gentherm, Inc.(b)(c)	3,600	117,972
LCI Industries(c)	2,854	380,153
Patrick Industries, Inc.(c)	3,924	485,752
Phinia, Inc.	4,534	329,305
Standard Motor Products, Inc.	2,465	97,811
XPEL, Inc.(b)(c)(d)	2,971	126,624
		2,888,917
Automobiles-0.51%
Winnebago Industries, Inc.(c)	3,326	132,674
Broadline Retail-3.27%
Etsy, Inc.(b)(c)	11,642	638,913
Kohl’s Corp.(c)	13,218	216,379
		855,292
Commercial Services & Supplies-0.70%
Matthews International Corp., Class A(c)	3,631	95,967
Pursuit Attractions and Hospitality, Inc.(b)(c)	2,536	88,152
		184,119
Distributors-3.82%
LKQ Corp.(c)	30,187	999,492
Diversified Consumer Services-10.41%
ADT, Inc.	59,921	480,566
Covista, Inc.(b)(c)	4,285	419,930
Frontdoor, Inc.(b)	8,505	583,188
Mister Car Wash, Inc.(b)	11,590	82,521
OneSpaWorld Holdings Ltd. (Bahamas)	12,024	258,876
Perdoceo Education Corp.	7,131	237,819
Strategic Education, Inc.	2,742	225,612
Stride, Inc.(b)(c)	5,105	430,760
		2,719,272
Hotels, Restaurants & Leisure-15.71%
BJ’s Restaurants, Inc.(b)(c)	2,493	94,709
Bloomin’ Brands, Inc.(c)	9,046	55,362
Brinker International, Inc.(b)	5,240	776,568
Caesars Entertainment, Inc.(b)(c)	24,070	602,953
Cheesecake Factory, Inc. (The)(c)	5,409	350,395
Cracker Barrel Old Country Store, Inc.(c)	2,627	85,955
Dave & Buster’s Entertainment, Inc.(b)(c)	3,189	46,942
Golden Entertainment, Inc.	2,315	66,904
Marriott Vacations Worldwide Corp.	3,266	212,323
Monarch Casino & Resort, Inc.	1,463	140,594
Papa John’s International, Inc.(c)	3,868	121,262
PENN Entertainment, Inc.(b)	15,067	235,648
Red Rock Resorts, Inc., Class A	5,725	346,649
Sabre Corp.(b)(c)	46,571	54,954
Shake Shack, Inc., Class A(b)(c)	4,749	455,951
Six Flags Entertainment Corp.(b)(c)	11,969	203,832
	Shares	Value
Hotels, Restaurants & Leisure-(continued)
United Parks & Resorts, Inc.(b)(c)	3,217	$111,919
Wendy’s Co. (The)(c)	18,632	142,721
		4,105,641
Household Durables-22.37%
Cavco Industries, Inc.(b)	921	531,657
Century Communities, Inc.(c)	3,015	202,698
Champion Homes, Inc.(b)(c)	6,589	615,940
Dream Finders Homes, Inc., Class A(b)(c)	3,388	61,221
Ethan Allen Interiors, Inc.	2,731	62,212
Green Brick Partners, Inc.(b)(c)	3,597	264,955
Installed Building Products, Inc.(c)	2,671	875,447
La-Z-Boy, Inc.	4,861	173,635
Leggett & Platt, Inc.	15,974	186,576
LGI Homes, Inc.(b)(c)	2,396	124,352
M/I Homes, Inc.(b)(c)	3,084	438,421
Meritage Homes Corp.	8,304	626,288
Mohawk Industries, Inc.(b)(c)	6,125	767,279
Newell Brands, Inc.	49,439	224,948
Sonos, Inc.(b)	14,257	219,558
Tri Pointe Homes, Inc.(b)(c)	10,137	469,343
		5,844,530
Leisure Products-2.16%
Acushnet Holdings Corp.	3,253	332,879
Callaway Golf Co.(b)	16,482	231,737
		564,616
Specialty Retail-24.30%
Academy Sports & Outdoors, Inc.(c)	7,857	472,441
Advance Auto Parts, Inc.(c)	7,079	376,390
American Eagle Outfitters, Inc.(c)	18,573	456,339
Asbury Automotive Group, Inc.(b)(c)	2,292	489,984
Boot Barn Holdings, Inc.(b)	3,596	680,435
Buckle, Inc. (The)(c)	3,553	190,263
CarMax, Inc.(b)	17,319	747,661
Group 1 Automotive, Inc.	1,460	475,580
MarineMax, Inc.(b)(c)	2,227	67,924
Monro, Inc.(c)	3,541	76,238
National Vision Holdings, Inc.(b)(c)	9,353	252,250
Sally Beauty Holdings, Inc.(b)(c)	11,499	184,789
Signet Jewelers Ltd.(c)	4,830	464,598
Sonic Automotive, Inc., Class A	1,750	109,760
Upbound Group, Inc.	6,147	131,853
Urban Outfitters, Inc.(b)	6,348	420,238
Victoria’s Secret & Co.(b)	9,455	592,828
Winmark Corp.(c)	349	159,228
		6,348,799
Textiles, Apparel & Luxury Goods-5.68%
Carter’s, Inc.	4,299	144,232
G-III Apparel Group Ltd.	4,382	134,045
Kontoor Brands, Inc.	6,033	393,412
Oxford Industries, Inc.(c)	1,648	65,244
Steven Madden Ltd.	8,569	309,341
Under Armour, Inc., Class A(b)(c)	22,270	165,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Textiles, Apparel & Luxury Goods-(continued)
Under Armour, Inc., Class C(b)(c)	13,959	$100,924
Wolverine World Wide, Inc.	9,668	170,834
		1,483,275
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $27,474,377)		26,126,627
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.91%
Invesco Private Government Fund, 3.64%(e)(f)(g)	2,618,830	2,618,830
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(e)(f)(g)	5,979,553	$5,981,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,600,177)		8,600,177
TOTAL INVESTMENTS IN SECURITIES-132.90% (Cost $36,074,554)		34,726,804
OTHER ASSETS LESS LIABILITIES-(32.90)%		(8,596,854)
NET ASSETS-100.00%		$26,129,950

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,319	$162,544	$(170,863)	$-	$-	$-	$202
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,949	7,641,932	(7,082,051)	-	-	2,618,830	38,887 *
Invesco Private Prime Fund	5,356,425	13,140,182	(12,515,236)	(324)	300	5,981,347	102,876 *
Total	$7,423,693	$20,944,658	$(19,768,150)	$(324)	$300	$8,600,177	$141,965

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.79%
Beverages-2.23%
National Beverage Corp.(b)(c)	22,101	$803,371
Consumer Staples Distribution & Retail-28.25%
Andersons, Inc. (The)	26,068	1,701,980
Chefs’ Warehouse, Inc. (The)(b)	32,809	2,342,234
Grocery Outlet Holding Corp.(b)(c)	92,671	915,589
PriceSmart, Inc.	22,930	3,545,437
United Natural Foods, Inc.(b)	43,799	1,673,560
		10,178,800
Food Products-37.60%
Cal-Maine Foods, Inc.(c)	41,307	3,598,253
Fresh Del Monte Produce, Inc.	31,128	1,336,325
Freshpet, Inc.(b)(c)	44,223	3,734,632
J&J Snack Foods Corp.	14,706	1,280,304
John B. Sanfilippo & Son, Inc.	8,543	705,737
Simply Good Foods Co. (The)(b)(c)	80,359	1,370,925
Tootsie Roll Industries, Inc.	18,561	783,831
Vital Farms, Inc.(b)(c)	35,093	740,112
		13,550,119
Household Products-19.78%
Central Garden & Pet Co.(b)	6,515	255,323
Central Garden & Pet Co., Class A(b)	41,488	1,432,996
Energizer Holdings, Inc.	57,375	1,238,726
Reynolds Consumer Products, Inc.	51,640	1,281,188
WD-40 Co.	12,257	2,919,617
		7,127,850
Personal Care Products-7.42%
Edgewell Personal Care Co.	43,876	997,741
Interparfums, Inc.	16,649	1,677,886
		2,675,627
	Shares	Value
Tobacco-3.51%
Universal Corp.	23,533	$1,264,428
Total Common Stocks & Other Equity Interests (Cost $37,463,686)		35,600,195

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $30,892)	30,892	30,892
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $37,494,578)		35,631,087
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.52%
Invesco Private Government Fund, 3.64%(d)(e)(f)	2,255,649	2,255,649
Invesco Private Prime Fund, 3.81%(d)(e)(f)	5,858,165	5,859,922
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,115,571)		8,115,571
TOTAL INVESTMENTS IN SECURITIES-121.40% (Cost $45,610,149)		43,746,658
OTHER ASSETS LESS LIABILITIES-(21.40)%		(7,710,455)
NET ASSETS-100.00%		$36,036,203

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,191	$826,116	$(811,415)	$-	$-	$30,892	$352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,899,726	$16,700,754	$(16,344,831)	$-	$-	$2,255,649	$28,018 *
Invesco Private Prime Fund	4,947,457	33,194,995	(32,282,549)	(340)	359	5,859,922	77,183 *
Total	$6,863,374	$50,721,865	$(49,438,795)	$(340)	$359	$8,146,463	$105,553

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Energy Equipment & Services-50.32%
Archrock, Inc.	210,833	$7,448,730
Atlas Energy Solutions, Inc.(b)	92,413	889,937
Bristow Group, Inc.(c)	30,248	1,442,830
Cactus, Inc., Class A	82,761	4,469,094
Core Laboratories, Inc.(b)	55,979	984,671
Helix Energy Solutions Group, Inc.(c)	164,446	1,511,259
Helmerich & Payne, Inc.	119,549	4,210,516
Innovex International, Inc.(b)(c)	46,405	1,222,772
Kodiak Gas Services, Inc.	99,921	5,452,689
Liberty Energy, Inc., Class A	194,720	5,469,685
Noble Corp. PLC(b)	150,866	6,853,842
Oceaneering International, Inc.(b)(c)	119,952	4,258,296
Patterson-UTI Energy, Inc.	414,899	3,530,790
RPC, Inc.(b)	106,905	621,118
Tidewater, Inc.(b)(c)	55,415	4,401,059
		52,767,288
Oil, Gas & Consumable Fuels-49.69%
California Resources Corp.(b)	94,424	5,555,908
Comstock Resources, Inc.(b)(c)	95,126	1,865,421
Core Natural Resources, Inc.	61,599	5,056,046
Crescent Energy Co., Class A(b)	290,644	3,388,909
CVR Energy, Inc.(b)(c)	36,258	875,993
Dorian LPG Ltd.(b)	44,291	1,638,324
International Seaways, Inc.(b)	48,695	3,677,933
Kinetik Holdings, Inc., Class A(b)	54,652	2,486,119
Magnolia Oil & Gas Corp., Class A(b)	220,190	6,125,686
Northern Oil and Gas, Inc.(b)	116,784	3,222,071
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Par Pacific Holdings, Inc.(b)(c)	60,461	$2,579,871
Peabody Energy Corp.	146,190	4,610,833
REX American Resources Corp.(b)(c)	34,179	1,215,405
SM Energy Co.	272,100	6,293,673
Talos Energy, Inc.(b)(c)	151,230	1,852,568
World Kinect Corp.(b)	66,794	1,666,510
		52,111,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $94,140,647)		104,878,558
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.45%
Invesco Private Government Fund, 3.64%(d)(e)(f)	7,571,103	7,571,103
Invesco Private Prime Fund, 3.81%(d)(e)(f)	19,115,481	19,121,216
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,692,319)		26,692,319
TOTAL INVESTMENTS IN SECURITIES-125.46% (Cost $120,832,966)		131,570,877
OTHER ASSETS LESS LIABILITIES-(25.46)%		(26,696,481)
NET ASSETS-100.00%		$104,874,396

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,958	$1,459,235	$(1,509,193)	$-	$-	$-	$922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,157,496	$33,888,159	$(31,474,552)	$-	$-	$7,571,103	$109,903 *
Invesco Private Prime Fund	13,948,386	58,793,006	(53,620,295)	(1,135)	1,254	19,121,216	297,364 *
Total	$19,155,840	$94,140,400	$(86,604,040)	$(1,135)	$1,254	$26,692,319	$408,189

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Banks-34.05%
Ameris Bancorp	3,889	$302,020
Atlantic Union Bankshares Corp., Class B	8,667	321,199
Axos Financial, Inc.(b)	3,444	299,008
Banc of California, Inc.	8,164	150,789
BancFirst Corp.	1,256	138,160
Bancorp, Inc. (The)(b)	2,671	140,201
Bank of Hawaii Corp.	2,418	183,212
BankUnited, Inc.	4,570	213,419
Banner Corp.	2,073	121,996
Beacon Financial Corp.(c)	5,103	151,763
Capitol Federal Financial, Inc.	7,397	53,110
Cathay General Bancorp	4,137	205,650
Central Pacific Financial Corp.	1,631	51,947
City Holding Co.(c)	876	105,094
Community Financial System, Inc.	3,202	193,881
Customers Bancorp, Inc.(b)	1,931	130,227
CVB Financial Corp.(c)	7,821	150,398
Dime Community Bancshares, Inc., Class B	2,482	80,293
Eagle Bancorp, Inc.(c)	1,680	42,756
FB Financial Corp.(c)	2,454	134,209
First Bancorp (Puerto Rico)	9,542	201,622
First Bancorp/Southern Pines NC(c)	2,521	143,168
First Commonwealth Financial Corp.	6,289	110,246
First Financial Bancorp	6,291	176,588
First Hawaiian, Inc.	7,524	186,294
First Interstate BancSystem, Inc., Class A(c)	5,444	188,417
Fulton Financial Corp.(c)	10,983	224,602
Hanmi Financial Corp.(c)	1,806	47,155
Heritage Financial Corp.	2,065	54,537
Hilltop Holdings, Inc.	2,611	97,730
Hope Bancorp, Inc.	7,796	87,783
Independent Bank Corp.(c)	3,014	235,303
Lakeland Financial Corp.	1,552	90,156
National Bank Holdings Corp., Class A	2,299	91,937
NBT Bancorp, Inc.	3,181	135,892
Northwest Bancshares, Inc.	8,884	110,606
OFG Bancorp (Puerto Rico)	2,673	107,134
Park National Corp.	870	143,141
Pathward Financial, Inc.(c)	1,385	125,744
Preferred Bank	689	60,439
Provident Financial Services, Inc.	7,944	167,142
Renasant Corp.	5,778	217,542
S&T Bancorp, Inc.(c)	2,324	97,166
Seacoast Banking Corp. of Florida	5,890	183,297
ServisFirst Bancshares, Inc.	3,055	247,486
Simmons First National Corp., Class A	8,801	175,228
Southside Bancshares, Inc.	1,718	53,808
Stellar Bancorp, Inc.	2,801	105,486
Tompkins Financial Corp.(c)	771	59,143
Triumph Financial, Inc.(b)(c)	1,373	76,696
TrustCo Bank Corp.	1,120	48,574
Trustmark Corp.	3,646	155,283
United Community Banks, Inc.	7,392	237,801
WaFd, Inc.	4,792	149,319
	Shares	Value
Banks-(continued)
Westamerica Bancorporation	1,516	$76,785
WSFS Financial Corp.	3,324	211,107
		8,049,689
Capital Markets-12.71%
Acadian Asset Management, Inc.	1,607	86,553
Artisan Partners Asset Management, Inc., Class A(c)	4,285	172,600
BGC Group, Inc., Class A	21,851	208,021
Cohen & Steers, Inc.	1,675	112,007
Donnelley Financial Solutions, Inc.(b)(c)	1,614	80,313
MarketAxess Holdings, Inc.	2,259	433,728
Moelis & Co., Class A	4,499	267,061
Piper Sandler Cos.	1,011	298,801
PJT Partners, Inc., Class A	1,478	218,271
StepStone Group, Inc., Class A	4,427	190,981
StoneX Group, Inc.(b)	2,824	360,060
Victory Capital Holdings, Inc., Class A	2,922	202,144
Virtu Financial, Inc., Class A	4,853	200,963
Virtus Investment Partners, Inc.	386	53,407
WisdomTree, Inc.(c)	6,987	119,547
		3,004,457
Consumer Finance-3.27%
Bread Financial Holdings, Inc.	2,776	196,707
Encore Capital Group, Inc.(b)(c)	1,356	92,601
Enova International, Inc.(b)	1,508	209,688
EZCORP, Inc., Class A(b)(c)	3,522	93,439
Navient Corp.	4,092	35,969
PRA Group, Inc.(b)	2,372	37,359
PROG Holdings, Inc.	2,405	84,680
World Acceptance Corp.(b)	173	23,334
		773,777
Diversified REITs-2.96%
Alexander & Baldwin, Inc.	4,425	91,996
American Assets Trust, Inc.	2,872	56,061
Armada Hoffler Properties, Inc.	4,874	30,463
Essential Properties Realty Trust, Inc.(c)	12,049	408,943
Global Net Lease, Inc.	11,991	112,955
		700,418
Financial Services-8.85%
Enact Holdings, Inc.	1,756	73,471
EVERTEC, Inc. (Puerto Rico)	3,891	110,154
HA Sustainable Infrastructure Capital, Inc.	7,667	279,999
Jackson Financial, Inc., Class A	4,132	452,371
Merchants Bancorp	1,832	77,457
NCR Atleos Corp.(b)	4,493	198,950
NMI Holdings, Inc., Class A(b)	4,675	183,774
Payoneer Global, Inc.(b)	17,558	75,851
Radian Group, Inc.	8,239	284,410
Sezzle, Inc.(b)(c)	1,038	75,722
Walker & Dunlop, Inc.	2,071	95,287
Western Union Co. (The)(c)	19,330	186,148
		2,093,594
Health Care REITs-3.69%
CareTrust REIT, Inc.(c)	13,579	551,579
LTC Properties, Inc.(c)	2,894	114,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care REITs-(continued)
Medical Properties Trust, Inc.(c)	29,997	$172,783
Universal Health Realty Income Trust	776	33,849
		873,045
Hotel & Resort REITs-4.14%
Apple Hospitality REIT, Inc.	13,381	164,051
DiamondRock Hospitality Co.	12,389	124,386
Pebblebrook Hotel Trust(c)	6,909	88,642
Ryman Hospitality Properties, Inc.	3,831	378,311
Summit Hotel Properties, Inc.	6,441	29,049
Sunstone Hotel Investors, Inc.(c)	11,550	107,184
Xenia Hotels & Resorts, Inc.	5,764	88,074
		979,697
Industrial REITs-2.89%
Innovative Industrial Properties, Inc.(c)	1,704	90,244
LXP Industrial Trust	3,598	178,317
Terreno Realty Corp.(c)	6,287	415,319
		683,880
Insurance-8.62%
AMERISAFE, Inc.	1,150	37,410
Assured Guaranty Ltd.	2,634	227,077
Employers Holdings, Inc.	1,366	56,484
Genworth Financial, Inc., Class A(b)	24,289	204,999
Goosehead Insurance, Inc., Class A(b)(c)	1,514	82,059
HCI Group, Inc.	653	115,202
Horace Mann Educators Corp.	2,474	107,644
Lincoln National Corp.	10,280	352,604
Mercury General Corp.	1,616	146,377
Palomar Holdings, Inc.(b)	1,610	199,173
ProAssurance Corp.(b)	3,126	76,744
Safety Insurance Group, Inc.(c)	905	70,255
SiriusPoint Ltd.(b)	6,323	133,668
Stewart Information Services Corp.	1,704	120,967
Trupanion, Inc.(b)(c)	2,048	54,354
United Fire Group, Inc.	1,334	51,839
		2,036,856
Mortgage REITs-3.61%
Adamas Trust, Inc.	5,108	42,090
Apollo Commercial Real Estate Finance, Inc.(c)	7,943	84,196
Arbor Realty Trust, Inc.(c)	11,903	94,391
ARMOUR Residential REIT, Inc.(c)	6,805	122,150
Blackstone Mortgage Trust, Inc., Class A(c)	9,589	184,205
Ellington Financial, Inc.	6,527	81,065
Franklin BSP Realty Trust, Inc.	4,963	45,312
KKR Real Estate Finance Trust, Inc.(c)	3,305	22,970
PennyMac Mortgage Investment Trust(c)	5,290	64,855
Redwood Trust, Inc.(c)	7,704	46,609
Two Harbors Investment Corp.(c)	6,333	65,420
		853,263
Office REITs-2.23%
Douglas Emmett, Inc.(c)	10,185	100,729
Easterly Government Properties, Inc.	2,661	61,948
Highwoods Properties, Inc.	6,683	150,301
JBG SMITH Properties, (Acquired 03/17/2023 - 02/17/2026; Cost $52,975)(d)	3,599	54,741
SL Green Realty Corp.(c)	4,319	159,155
		526,874
	Shares	Value
Real Estate Management & Development-2.20%
Cushman & Wakefield Ltd.(b)	14,085	$188,880
eXp World Holdings, Inc.(c)	5,506	38,377
Kennedy-Wilson Holdings, Inc.	7,294	79,359
Marcus & Millichap, Inc.	1,467	38,743
St. Joe Co. (The)	2,423	174,868
		520,227
Residential REITs-0.82%
Centerspace	1,014	63,781
NexPoint Residential Trust, Inc.	1,326	37,380
Veris Residential, Inc.	4,937	93,062
		194,223
Retail REITs-6.54%
Acadia Realty Trust(c)	7,968	166,691
Curbline Properties Corp.(c)	5,894	163,912
Getty Realty Corp.(c)	3,231	106,041
Macerich Co. (The)	15,574	318,800
Phillips Edison & Co., Inc.	7,650	300,492
Saul Centers, Inc.(c)	755	25,730
Tanger, Inc.(c)	7,001	259,457
Urban Edge Properties	7,653	162,626
Whitestone REIT	2,730	41,469
		1,545,218
Specialized REITs-3.21%
Four Corners Property Trust, Inc.	6,451	164,629
Millrose Properties, Inc.	9,375	294,000
Outfront Media, Inc.	8,848	254,911
Safehold, Inc.	2,793	45,079
		758,619
Total Common Stocks & Other Equity Interests (Cost $22,755,446)		23,593,837

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $29,319)	29,319	29,319
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $22,784,765)		23,623,156
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.27%
Invesco Private Government Fund, 3.64%(e)(f)(g)	1,530,485	1,530,485
Invesco Private Prime Fund, 3.81%(e)(f)(g)	3,969,819	3,971,010
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,501,495)		5,501,495
TOTAL INVESTMENTS IN SECURITIES-123.18% (Cost $28,286,260)		29,124,651
OTHER ASSETS LESS LIABILITIES-(23.18)%		(5,481,004)
NET ASSETS-100.00%		$23,643,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
February 28, 2026
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,918	$492,847	$(499,446)	$-	$-	$29,319	$312
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,674	5,142,281	(4,333,470)	-	-	1,530,485	13,461 *
Invesco Private Prime Fund	1,877,453	11,321,043	(9,227,473)	(132)	119	3,971,010	36,500 *
Total	$2,635,045	$16,956,171	$(14,060,389)	$(132)	$119	$5,530,814	$50,273

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-28.59%
Acadia Pharmaceuticals, Inc.(b)	101,996	$2,505,022
ADMA Biologics, Inc.(b)	193,902	3,019,054
Alkermes PLC(b)(c)	134,522	4,049,112
Apellis Pharmaceuticals, Inc.(b)(c)	83,499	1,750,139
Arcus Biosciences, Inc.(b)(c)	69,555	1,416,835
Catalyst Pharmaceuticals, Inc.(b)(c)	94,132	2,172,567
Krystal Biotech, Inc.(b)(c)	21,029	5,796,434
Myriad Genetics, Inc.(b)(c)	75,942	350,093
Protagonist Therapeutics, Inc.(b)	47,874	4,408,238
PTC Therapeutics, Inc.(b)	65,413	4,460,512
Sarepta Therapeutics, Inc.(b)(c)	85,372	1,430,835
TG Therapeutics, Inc.(b)(c)	110,772	3,333,129
Veracyte, Inc.(b)(c)	64,402	2,356,469
Vericel Corp.(b)(c)	41,203	1,470,123
Vir Biotechnology, Inc.(b)(c)	77,079	700,648
Xencor, Inc.(b)(c)	58,176	742,907
		39,962,117
Health Care Equipment & Supplies-28.70%
Artivion, Inc.(b)	33,969	1,307,807
Avanos Medical, Inc.(b)	37,822	533,290
CONMED Corp.(c)	25,233	1,160,718
Embecta Corp.	47,648	488,868
Enovis Corp.(b)(c)	46,590	1,186,647
Glaukos Corp.(b)	46,796	5,634,238
ICU Medical, Inc.(b)(c)	20,117	3,029,218
Inspire Medical Systems, Inc.(b)(c)	21,541	1,389,610
Integer Holdings Corp.(b)	28,543	2,474,107
Integra LifeSciences Holdings Corp.(b)(c)	54,579	621,109
LeMaitre Vascular, Inc.(c)	17,002	1,839,276
Merit Medical Systems, Inc.(b)	48,304	3,728,103
Neogen Corp.(b)	177,035	1,988,103
Omnicell, Inc.(b)	36,558	1,502,534
QuidelOrtho Corp.(b)(c)	55,344	1,258,523
STAAR Surgical Co., (Acquired 08/21/2023 - 02/06/2026; Cost $1,671,176)(b)(c)(d)	40,524	806,428
Tandem Diabetes Care, Inc.(b)(c)	55,236	1,397,471
Teleflex, Inc.	36,004	4,394,648
TransMedics Group, Inc.(b)(c)	27,846	4,044,910
UFP Technologies, Inc.(b)(c)	6,279	1,322,232
		40,107,840
Health Care Providers & Services-19.08%
Acadia Healthcare Co., Inc.(b)(c)	75,167	1,761,914
AdaptHealth Corp.(b)	87,428	799,966
Addus HomeCare Corp.(b)(c)	14,861	1,538,559
AMN Healthcare Services, Inc.(b)	31,298	609,685
Astrana Health, Inc.(b)(c)	35,151	714,620
BrightSpring Health Services, Inc.(b)	92,573	3,835,299
Concentra Group Holdings Parent, Inc.	97,109	2,326,732
CorVel Corp.(b)	25,469	1,313,691
National HealthCare Corp.(c)	10,115	1,653,803
NeoGenomics, Inc.(b)(c)	105,417	1,036,249
Pediatrix Medical Group, Inc.(b)	68,583	1,361,373
Privia Health Group, Inc.(b)(c)	94,195	2,237,131
Progyny, Inc.(b)	65,320	1,155,511
RadNet, Inc.(b)	56,564	3,948,733
	Shares	Value
Health Care Providers & Services-(continued)
Select Medical Holdings Corp.	89,778	$1,343,977
U.S. Physical Therapy, Inc.(c)	12,391	1,027,957
		26,665,200
Health Care Technology-2.90%
Certara, Inc.(b)(c)	97,323	689,047
HealthStream, Inc.	19,337	410,525
Schrodinger, Inc.(b)(c)	45,718	551,359
Waystar Holding Corp.(b)(c)	93,525	2,398,916
		4,049,847
Life Sciences Tools & Services-2.05%
Azenta, Inc.(b)(c)	33,240	896,815
BioLife Solutions, Inc.(b)(c)	31,771	768,858
Cytek Biosciences, Inc.(b)(c)	89,591	401,368
Fortrea Holdings, Inc.(b)	75,278	806,980
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
		2,874,021
Pharmaceuticals-18.68%
Amneal Pharmaceuticals, Inc.(b)	138,299	1,909,909
Amphastar Pharmaceuticals, Inc.(b)(c)	28,823	583,089
ANI Pharmaceuticals, Inc.(b)(c)	14,650	1,082,635
Collegium Pharmaceutical, Inc.(b)	25,754	1,073,169
Corcept Therapeutics, Inc.(b)	76,270	2,722,839
Harmony Biosciences Holdings, Inc.(b)(c)	32,374	923,954
Indivior Pharmaceuticals, Inc.(b)(c)	101,720	3,328,278
Innoviva, Inc.(b)	57,867	1,328,626
Ligand Pharmaceuticals, Inc.(b)	16,034	3,179,702
Organon & Co.	211,810	1,544,095
Pacira BioSciences, Inc.(b)(c)	35,049	767,924
Perrigo Co. PLC	112,126	1,482,306
Phibro Animal Health Corp., Class A	16,657	909,306
Prestige Consumer Healthcare, Inc.(b)	39,172	2,714,620
Supernus Pharmaceuticals, Inc.(b)	46,716	2,556,767
		26,107,219
Total Common Stocks & Other Equity Interests (Cost $151,579,362)		139,766,244

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(f)(g) (Cost $13,490)	13,490	13,490
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $151,592,852)		139,779,734
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.31%
Invesco Private Government Fund, 3.64%(f)(g)(h)	11,152,021	11,152,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(f)(g)(h)	29,799,309	$29,808,249
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,960,270)		40,960,270
TOTAL INVESTMENTS IN SECURITIES-129.32% (Cost $192,553,122)		180,740,004
OTHER ASSETS LESS LIABILITIES-(29.32)%		(40,976,867)
NET ASSETS-100.00%		$139,763,137

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,829	$2,378,213	$(2,384,552)	$-	$-	$13,490	$1,295
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,271,213	34,188,287	(34,307,479)	-	-	11,152,021	230,401 *
Invesco Private Prime Fund	29,323,616	80,393,022	(79,908,094)	(1,921)	1,626	29,808,249	621,025 *
Total	$40,614,658	$116,959,522	$(116,600,125)	$(1,921)	$1,626	$40,973,760	$852,721

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-6.96%
AAR Corp.(b)	25,064	$2,936,749
Mercury Systems, Inc.(b)(c)	33,966	3,023,993
Moog, Inc., Class A	18,256	6,160,122
National Presto Industries, Inc.	3,399	448,464
		12,569,328
Air Freight & Logistics-1.13%
Forward Air Corp.(b)(c)	14,248	360,332
Hub Group, Inc., Class A	38,907	1,675,724
		2,036,056
Building Products-14.88%
American Woodmark Corp.(b)	9,356	468,736
Apogee Enterprises, Inc.	13,815	550,113
Armstrong World Industries, Inc.	27,699	4,805,777
AZZ, Inc.(c)	19,303	2,624,822
CSW Industrials, Inc.(c)	10,716	3,154,040
Gibraltar Industries, Inc.(b)(c)	18,973	862,892
Griffon Corp.	25,118	2,141,058
Hayward Holdings, Inc.(b)	128,139	2,050,224
Insteel Industries, Inc.	12,470	464,882
MasterBrand, Inc.(b)(c)	81,424	824,011
Quanex Building Products Corp.(c)	29,297	601,467
Resideo Technologies, Inc.(b)	88,463	3,423,518
Zurn Elkay Water Solutions Corp.	95,659	4,876,696
		26,848,236
Commercial Services & Supplies-13.09%
ABM Industries, Inc.	39,328	1,750,096
Brady Corp., Class A	27,973	2,583,027
Casella Waste Systems, Inc., Class A(b)(c)	40,143	3,739,722
CoreCivic, Inc.(b)	67,170	1,187,566
Deluxe Corp.	28,906	802,142
Enviri Corp.(b)	51,799	980,555
GEO Group, Inc. (The)(b)	87,811	1,320,677
Healthcare Services Group, Inc.(b)	45,250	985,093
HNI Corp.	44,225	1,988,356
Interface, Inc.	37,500	1,180,875
Liquidity Services, Inc.(b)(c)	15,246	481,926
MillerKnoll, Inc.	44,003	886,220
OPENLANE, Inc.(b)	68,248	1,945,750
Pitney Bowes, Inc.	95,083	1,020,241
UniFirst Corp.	9,354	2,196,506
Vestis Corp.	71,974	566,435
		23,615,187
Construction & Engineering-11.95%
Arcosa, Inc.	31,498	3,385,405
Everus Construction Group, Inc.(b)	32,759	3,959,580
Granite Construction, Inc.(c)	28,034	3,769,452
MYR Group, Inc.(b)	9,969	2,691,231
Primoris Services Corp.	34,701	5,230,135
WillScot Holdings Corp.	116,855	2,525,236
		21,561,039
Electrical Equipment-4.48%
Powell Industries, Inc.	6,047	3,166,209
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)	149,030	$1,974,648
Vicor Corp.(b)	14,590	2,938,426
		8,079,283
Ground Transportation-3.66%
ArcBest Corp.	14,457	1,484,156
Heartland Express, Inc.(c)	29,346	323,686
Hertz Global Holdings, Inc.(b)(c)	80,048	363,418
Marten Transport Ltd.	37,172	505,168
RXO, Inc.(b)(c)	105,401	1,682,200
Schneider National, Inc., Class B	32,000	908,160
Werner Enterprises, Inc.(c)	38,425	1,348,333
		6,615,121
Machinery-25.56%
Alamo Group, Inc.	6,925	1,478,695
Albany International Corp., Class A	18,432	1,062,605
Astec Industries, Inc.	14,691	912,164
Enerpac Tool Group Corp.(c)	34,027	1,388,302
Enpro, Inc.	13,528	3,499,017
ESCO Technologies, Inc.	16,586	4,599,132
Federal Signal Corp.(c)	39,054	4,547,057
Franklin Electric Co., Inc.	24,585	2,449,158
Gates Industrial Corp. PLC(b)	165,881	4,573,339
Greenbrier Cos., Inc. (The)(c)	19,885	1,121,912
JBT Marel Corp.	33,378	5,140,212
Kadant, Inc.(c)	7,565	2,565,821
Kennametal, Inc.	48,871	1,968,524
Lindsay Corp.	6,939	934,683
Mueller Water Products, Inc., Class A	100,403	3,005,062
Proto Labs, Inc.(b)	15,207	944,051
Standex International Corp.	7,782	2,038,884
Tennant Co.	11,641	710,450
Titan International, Inc.(b)(c)	30,804	299,723
Trinity Industries, Inc.	51,496	1,760,133
Worthington Enterprises, Inc.	20,095	1,125,521
		46,124,445
Marine Transportation-1.84%
Matson, Inc.	20,025	3,326,753
Passenger Airlines-2.92%
Allegiant Travel Co.(b)(c)	8,643	882,882
JetBlue Airways Corp.(b)(c)	186,877	1,035,299
SkyWest, Inc.(b)	25,757	2,680,789
Sun Country Airlines Holdings, Inc.(b)	33,855	666,266
		5,265,236
Professional Services-7.04%
Amentum Holdings, Inc.(b)	98,455	2,940,851
CSG Systems International, Inc.	17,446	1,393,935
Insperity, Inc.	23,004	510,919
Korn Ferry	33,647	2,108,658
Legalzoom.com, Inc.(b)(c)	74,004	520,248
ManpowerGroup, Inc.	29,734	831,660
Robert Half, Inc.	63,926	1,561,073
Upwork, Inc.(b)(c)	83,913	1,126,112
Verra Mobility Corp., Class A(b)	102,481	1,712,458
		12,705,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Trading Companies & Distributors-6.45%
Air Lease Corp., Class A	67,475	$4,375,079
Boise Cascade Co.	23,790	1,968,385
DNOW, Inc.(b)	119,241	1,404,659
DXP Enterprises, Inc.(b)(c)	8,156	1,129,361
Rush Enterprises, Inc., Class A	38,948	2,764,139
		11,641,623
Total Common Stocks & Other Equity Interests (Cost $147,403,783)		180,388,221

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $24,300)	24,300	24,300
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $147,428,083)		180,412,521
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.06%
Invesco Private Government Fund, 3.64%(d)(e)(f)	5,050,293	$5,050,293
Invesco Private Prime Fund, 3.81%(d)(e)(f)	13,103,015	13,106,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,157,239)		18,157,239
TOTAL INVESTMENTS IN SECURITIES-110.03% (Cost $165,585,322)		198,569,760
OTHER ASSETS LESS LIABILITIES-(10.03)%		(18,107,211)
NET ASSETS-100.00%		$180,462,549

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,418	$6,381,375	$(6,411,493)	$-	$-	$24,300	$2,460
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,335,262	27,097,200	(26,382,169)	-	-	5,050,293	82,020 *
Invesco Private Prime Fund	11,275,322	62,284,391	(60,452,674)	(712)	619	13,106,946	224,242 *
Total	$15,665,002	$95,762,966	$(93,246,336)	$(712)	$619	$18,181,539	$308,722

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communications Equipment-10.90%
Calix, Inc.(b)(c)	104,867	$5,428,965
Digi International, Inc.(b)	64,548	3,151,233
Extreme Networks, Inc.(b)	232,497	3,250,308
Harmonic, Inc.(b)(c)	195,140	2,074,338
NetScout Systems, Inc.(b)	119,247	3,483,205
Viasat, Inc.(b)(c)	235,188	10,766,907
Viavi Solutions, Inc.(b)	388,083	11,529,946
		39,684,902
Electronic Equipment, Instruments & Components-26.45%
Arlo Technologies, Inc.(b)(c)	184,293	2,891,557
Badger Meter, Inc.	51,241	7,810,666
Benchmark Electronics, Inc.(c)	62,034	3,586,186
CTS Corp.(c)	50,509	2,659,804
ePlus, Inc.	45,540	3,673,256
Insight Enterprises, Inc.(b)(c)	53,863	4,500,792
Itron, Inc.(b)	79,632	7,481,426
Knowles Corp.(b)(c)	148,058	4,022,736
Mirion Technologies, Inc.(b)(c)	430,894	9,311,619
OSI Systems, Inc.(b)(c)	27,752	7,914,871
PC Connection, Inc.(c)	19,753	1,203,945
Plexus Corp.(b)(c)	46,920	9,108,580
Ralliant Corp.	196,139	9,000,819
Rogers Corp.(b)	29,081	3,135,804
Sanmina Corp.(b)	94,868	14,729,206
ScanSource, Inc.(b)(c)	35,099	1,290,941
Vishay Intertechnology, Inc.(c)	214,718	4,019,521
		96,341,729
IT Services-3.10%
DigitalOcean Holdings, Inc.(b)(c)	119,307	6,688,350
DXC Technology Co.(b)(c)	302,767	3,811,837
Grid Dynamics Holdings, Inc.(b)(c)	115,013	776,338
		11,276,525
Semiconductors & Semiconductor Equipment-33.89%
ACM Research, Inc., Class A(b)(c)	92,626	5,157,416
Alpha & Omega Semiconductor Ltd.(b)(c)	43,380	911,414
Axcelis Technologies, Inc.(b)(c)	53,896	4,452,349
Cohu, Inc.(b)(c)	81,185	2,451,787
Diodes, Inc.(b)(c)	80,649	5,502,681
Enphase Energy, Inc.(b)(c)	227,531	9,617,735
FormFactor, Inc.(b)(c)	134,781	13,327,145
Ichor Holdings Ltd.(b)	59,781	2,842,586
Impinj, Inc.(b)(c)	46,594	5,715,220
Kulicke & Soffa Industries, Inc. (Singapore)	90,665	6,321,164
MaxLinear, Inc.(b)(c)	142,805	2,489,091
PDF Solutions, Inc.(b)(c)	55,646	1,879,722
Penguin Solutions, Inc.(b)(c)	83,633	1,737,894
Photronics, Inc.(b)(c)	102,595	3,840,131
Power Integrations, Inc.	96,215	4,610,623
Qorvo, Inc.(b)	146,191	12,119,234
Semtech Corp.(b)	150,873	13,611,762
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SiTime Corp.(b)	38,119	$15,166,788
SolarEdge Technologies, Inc.(b)	103,975	3,680,715
Ultra Clean Holdings, Inc.(b)(c)	78,914	4,788,501
Veeco Instruments, Inc.(b)(c)	104,605	3,196,729
		123,420,687
Software-25.56%
A10 Networks, Inc.	124,714	2,401,992
ACI Worldwide, Inc.(b)(c)	179,241	7,112,283
Adeia, Inc.	190,406	3,939,500
Agilysys, Inc.(b)(c)	44,125	3,184,501
Alarm.com Holdings, Inc.(b)(c)	86,730	4,150,031
BlackLine, Inc.(b)(c)	86,883	3,062,626
Box, Inc., Class A(b)(c)	251,913	5,932,551
CleanSpark, Inc.(b)(c)	488,725	4,862,814
Clear Secure, Inc., Class A	154,160	7,498,342
InterDigital, Inc.(c)	44,765	16,407,715
LiveRamp Holdings, Inc.(b)(c)	110,664	3,006,741
MARA Holdings, Inc.(b)(c)	657,556	5,878,551
N-able, Inc.(b)(c)	129,590	570,196
NCR Voyix Corp.(b)(c)	240,806	1,839,758
Progress Software Corp.(b)(c)	74,606	3,124,499
Q2 Holdings, Inc.(b)(c)	108,720	5,231,606
RingCentral, Inc., Class A(b)	133,467	4,864,872
Sprinklr, Inc., Class A(b)(c)	210,484	1,225,017
SPS Commerce, Inc.(b)(c)	65,563	3,704,965
Teradata Corp.(b)(c)	162,045	5,102,797
		93,101,357
Technology Hardware, Storage & Peripherals-0.12%
Corsair Gaming, Inc.(b)(c)	81,536	447,632
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $296,979,197)		364,272,832
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.29%
Invesco Private Government Fund, 3.64%(d)(e)(f)	26,633,749	26,633,749
Invesco Private Prime Fund, 3.81%(d)(e)(f)	69,097,519	69,118,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,751,997)		95,751,997
TOTAL INVESTMENTS IN SECURITIES-126.31% (Cost $392,731,194)		460,024,829
OTHER ASSETS LESS LIABILITIES-(26.31)%		(95,834,522)
NET ASSETS-100.00%		$364,190,307
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,707,566	$(1,707,566)	$-	$-	$-	$2,603
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,374,609	95,815,624	(90,556,484)	-	-	26,633,749	468,546 *
Invesco Private Prime Fund	55,839,807	198,767,591	(185,488,903)	(3,191)	2,944	69,118,248	1,267,903 *
Total	$77,214,416	$296,290,781	$(277,752,953)	$(3,191)	$2,944	$95,751,997	$1,739,052

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Chemicals-70.96%
Balchem Corp.	6,555	$1,189,274
Celanese Corp.	16,624	830,203
Chemours Co. (The)	32,433	591,578
Eastman Chemical Co.	23,086	1,743,224
Element Solutions, Inc.	46,039	1,615,508
FMC Corp.	27,032	398,452
H.B. Fuller Co.	11,704	769,187
Hawkins, Inc.	4,521	674,081
Ingevity Corp.(b)	7,784	560,681
Innospec, Inc.	5,360	410,469
Koppers Holdings, Inc.	4,242	160,348
Minerals Technologies, Inc.(c)	6,739	475,908
Quaker Chemical Corp.(c)	2,964	435,797
Sensient Technologies Corp.	7,604	772,034
Solstice Advanced Materials, Inc.	32,126	2,522,212
Stepan Co.	4,651	236,689
		13,385,645
Containers & Packaging-8.97%
O-I Glass, Inc.(b)	33,234	445,336
Sealed Air Corp.	29,775	1,246,977
		1,692,313
Metals & Mining-18.19%
Alpha Metallurgical Resources, Inc.(b)(c)	2,337	380,113
Century Aluminum Co.(b)(c)	11,513	593,610
Kaiser Aluminum Corp.(c)	3,475	452,237
Materion Corp.	4,486	731,487
Metallus, Inc.(b)	7,751	131,767
SunCoke Energy, Inc.	18,319	104,418
Warrior Met Coal, Inc.	8,954	745,331
Worthington Steel, Inc.	7,043	292,707
		3,431,670
	Shares	Value
Paper & Forest Products-1.76%
Sylvamo Corp.	7,167	$331,832
Total Common Stocks & Other Equity Interests (Cost $17,365,726)		18,841,460

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $13,428)	13,428	13,428
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $17,379,154)		18,854,888
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.35%
Invesco Private Government Fund, 3.64%(d)(e)(f)	439,306	439,306
Invesco Private Prime Fund, 3.81%(d)(e)(f)	1,134,580	1,134,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,574,226)		1,574,226
TOTAL INVESTMENTS IN SECURITIES-108.30% (Cost $18,953,380)		20,429,114
OTHER ASSETS LESS LIABILITIES-(8.30)%		(1,564,973)
NET ASSETS-100.00%		$18,864,141

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447	$162,768	$(155,787)	$-	$-	$13,428	$172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$612,267	$4,954,024	$(5,126,985)	$-	$-	$439,306	$7,312 *
Invesco Private Prime Fund	1,880,084	12,538,474	(13,283,709)	(114)	185	1,134,920	19,700 *
Total	$2,498,798	$17,655,266	$(18,566,481)	$(114)	$185	$1,587,654	$27,184

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Diversified Telecommunication Services-12.73%
Cogent Communications Holdings, Inc.	7,941	$148,973
Iridium Communications, Inc.	17,524	419,700
Lumen Technologies, Inc.(b)	157,878	1,122,512
Shenandoah Telecommunications Co.(c)	7,633	104,038
		1,795,223
Electric Utilities-10.96%
Hawaiian Electric Industries, Inc.(b)(c)	28,879	447,336
MGE Energy, Inc.	6,114	501,470
Otter Tail Corp.(c)	7,010	596,551
		1,545,357
Entertainment-10.53%
Cinemark Holdings, Inc.	17,264	487,535
Madison Square Garden Sports Corp., Class A(b)	3,006	996,970
		1,484,505
Gas Utilities-11.44%
Chesapeake Utilities Corp.(c)	3,957	538,033
MDU Resources Group, Inc.(c)	34,184	706,925
Northwest Natural Holding Co.	6,943	368,257
		1,613,215
Independent Power and Renewable Electricity Producers-5.34%
Clearway Energy, Inc., Class A	5,797	208,808
Clearway Energy, Inc., Class C	14,194	543,772
		752,580
Interactive Media & Services-12.30%
Angi, Inc.(b)(c)	5,998	46,665
CarGurus, Inc.(b)	13,590	417,213
Cars.com, Inc.(b)(c)	9,315	79,550
IAC, Inc.(b)(c)	10,907	417,956
QuinStreet, Inc.(b)	9,504	111,387
Shutterstock, Inc.	4,043	67,922
TripAdvisor, Inc.(b)(c)	19,558	197,731
Yelp, Inc.(b)	9,772	217,818
Ziff Davis, Inc.(b)(c)	6,609	178,972
		1,735,214
Media-12.72%
Cable One, Inc.(c)	774	74,265
John Wiley & Sons, Inc., Class A	6,846	212,363
Scholastic Corp.(c)	3,786	131,639
TEGNA, Inc.	26,944	564,477
Versant Media Group, Inc.(b)	24,321	810,376
		1,793,120
Multi-Utilities-5.03%
Avista Corp.	13,613	552,960
Unitil Corp.	2,997	156,773
		709,733
	Shares	Value
Software-1.67%
DoubleVerify Holdings, Inc.(b)	22,371	$235,791
Specialized REITs-1.56%
Uniti Group, Inc.(b)(c)	29,993	219,549
Water Utilities-9.91%
American States Water Co.	6,477	482,731
California Water Service Group	9,969	449,403
H2O America	5,571	299,664
Middlesex Water Co.	3,068	165,672
		1,397,470
Wireless Telecommunication Services-5.61%
Gogo, Inc.(b)(c)	13,003	55,003
Telephone and Data Systems, Inc.	16,442	735,779
		790,782
Total Common Stocks & Other Equity Interests (Cost $13,666,461)		14,072,539

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $9,931)	9,931	9,931
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $13,676,392)		14,082,470
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.33%
Invesco Private Government Fund, 3.64%(d)(e)(f)	718,209	718,209
Invesco Private Prime Fund, 3.81%(d)(e)(f)	1,866,158	1,866,718
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,584,927)		2,584,927
TOTAL INVESTMENTS IN SECURITIES-118.20% (Cost $16,261,319)		16,667,397
OTHER ASSETS LESS LIABILITIES-(18.20)%		(2,566,534)
NET ASSETS-100.00%		$14,100,863

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,286	$134,666	$(128,021)	$-	$-	$9,931	$251
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,607	5,427,811	(5,452,209)	-	-	718,209	14,167 *
Invesco Private Prime Fund	1,930,164	10,554,356	(10,617,790)	(25)	13	1,866,718	38,671 *
Total	$2,676,057	$16,116,833	$(16,198,020)	$(25)	$13	$2,594,858	$53,089

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$386,180,706	$26,126,627	$35,600,195	$104,878,558
Affiliated investments in securities, at value	129,754,299	8,600,177	8,146,463	26,692,319
Due from broker	886	-	-	-
Receivable for:
Dividends	42,055	10,247	17,409	49,853
Securities lending	19,106	1,206	828	6,109
Investments sold	-	-	394,747	-
Fund shares sold	-	-	-	-
Total assets	515,997,052	34,738,257	44,159,642	131,626,839
Liabilities:
Due to custodian	-	1,512	-	38,654
Due to broker	-	-	-	-
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	129,753,539	8,600,177	8,115,571	26,692,319
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	181,793	6,618	7,868	21,470
Total liabilities	129,935,332	8,608,307	8,123,439	26,752,443
Net Assets	$386,061,720	$26,129,950	$36,036,203	$104,874,396
Net assets consist of:
Shares of beneficial interest	$705,657,506	$43,258,326	$61,062,187	$174,300,801
Distributable earnings (loss)	(319,595,786)	(17,128,376)	(25,025,984)	(69,426,405)
Net Assets	$386,061,720	$26,129,950	$36,036,203	$104,874,396
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,760,000	230,000	1,020,000	1,893,970
Net asset value	$102.68	$113.61	$35.33	$55.37
Market price	$102.57	$113.45	$35.33	$55.37
Unaffiliated investments in securities, at cost	$316,545,836	$27,474,377	$37,463,686	$94,140,647
Affiliated investments in securities, at cost	$129,754,299	$8,600,177	$8,146,463	$26,692,319
(a)Includes securities on loan with an aggregate value of:	$124,089,733	$8,322,349	$8,117,926	$26,603,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$23,593,837	$139,766,244	$180,388,221	$364,272,832	$18,841,460	$14,072,539
5,530,814	40,973,760	18,181,539	95,751,997	1,587,654	2,594,858
-	-	-	-	-	-

25,421	11,757	86,927	63,922	11,541	21,219
551	4,048	2,651	10,751	90	264
-	3,037,659	-	-	-	-
-	-	-	-	992,857	-
29,150,623	183,793,468	198,659,338	460,099,502	21,433,602	16,688,880

-	-	-	77,598	-	-
231	-	-	-	-	-

-	-	-	-	991,665	-
5,501,495	40,960,270	18,157,239	95,751,997	1,574,226	2,584,927
-	3,038,353	-	-	-	-
5,250	31,708	39,550	79,600	3,570	3,090
5,506,976	44,030,331	18,196,789	95,909,195	2,569,461	2,588,017
$23,643,647	$139,763,137	$180,462,549	$364,190,307	$18,864,141	$14,100,863

$32,829,887	$329,053,383	$140,088,132	$301,642,129	$22,698,284	$26,169,211
(9,186,240)	(189,290,246)	40,374,417	62,548,178	(3,834,143)	(12,068,348)
$23,643,647	$139,763,137	$180,462,549	$364,190,307	$18,864,141	$14,100,863
400,000	3,220,000	1,070,000	5,840,000	190,000	240,000
$59.11	$43.40	$168.66	$62.36	$99.28	$58.75
$59.11	$43.36	$168.68	$62.38	$99.33	$58.73
$22,755,446	$151,579,362	$147,403,783	$296,979,197	$17,365,726	$13,666,461
$5,530,814	$40,973,760	$18,181,539	$95,751,997	$1,587,654	$2,594,858
$5,308,965	$39,867,254	$17,430,548	$93,005,999	$1,516,021	$2,504,610

27

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$1,014,001	$119,943	$337,575	$830,595
Affiliated dividend income	10,689	202	352	922
Securities lending income, net	318,363	15,543	4,296	26,883
Foreign withholding tax	(9,316)	-	-	-
Total investment income	1,333,737	135,688	342,223	858,400
Expenses:
Unitary management fees	1,988,499	31,537	50,782	97,862
Less: Waivers	(276)	(5)	(9)	(25)
Net expenses	1,988,223	31,532	50,773	97,837
Net investment income (loss)	(654,486)	104,156	291,450	760,563
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(28,763,268)	(385,316)	(4,067,802)	(3,517,684)
Affiliated investment securities	10,550	300	359	1,254
In-kind redemptions	173,568,117	2,835,214	386,733	526,808
Net realized gain (loss)	144,815,399	2,450,198	(3,680,710)	(2,989,622)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(39,109,711)	(1,905,239)	3,871,805	24,753,453
Affiliated investment securities	(10,189)	(324)	(340)	(1,135)
Change in net unrealized appreciation (depreciation)	(39,119,900)	(1,905,563)	3,871,465	24,752,318
Net realized and unrealized gain (loss)	105,695,499	544,635	190,755	21,762,696
Net increase in net assets resulting from operations	$105,041,013	$648,791	$482,205	$22,523,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$354,763	$83,536	$575,804	$303,363	$86,351	$114,609
312	1,295	2,460	2,603	172	251
3,101	35,431	13,565	77,714	1,011	2,378
(664)	-	-	-	-	-
357,512	120,262	591,829	383,680	87,534	117,238

28,698	209,590	215,065	468,451	18,105	19,316
(8)	(34)	(62)	(68)	(4)	(6)
28,690	209,556	215,003	468,383	18,101	19,310
328,822	(89,294)	376,826	(84,703)	69,433	97,928

213,775	(980,732)	(1,482,011)	43,674,904	1,531,456	(366,480)
119	1,626	619	2,944	185	13
344,604	3,217,343	13,886,154	11,062,908	284,797	-
558,498	2,238,237	12,404,762	54,740,756	1,816,438	(366,467)

(661,392)	4,693,679	8,543,516	23,483,669	924,160	862,894
(132)	(1,921)	(712)	(3,191)	(114)	(25)
(661,524)	4,691,758	8,542,804	23,480,478	924,046	862,869
(103,026)	6,929,995	20,947,566	78,221,234	2,740,484	496,402
$225,796	$6,840,701	$21,324,392	$78,136,531	$2,809,917	$594,330

29

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income (loss)	$(654,486)	$1,201,993	$104,156	$221,923
Net realized gain (loss)	144,815,399	32,861,097	2,450,198	(926,545)
Change in net unrealized appreciation (depreciation)	(39,119,900)	(69,760,452)	(1,905,563)	1,625,195
Net increase (decrease) in net assets resulting from operations	105,041,013	(35,697,362)	648,791	920,573
Distributions to Shareholders from:
Distributable earnings	(40,774)	(6,747,836)	(98,985)	(274,797)
Shareholder Transactions:
Proceeds from shares sold	253,043,419	91,071,416	16,692,786	-
Value of shares repurchased	(659,824,724)	(326,182,115)	(12,406,381)	(5,037,019)
Net increase (decrease) in net assets resulting from share transactions	(406,781,305)	(235,110,699)	4,286,405	(5,037,019)
Net increase (decrease) in net assets	(301,781,066)	(277,555,897)	4,836,211	(4,391,243)
Net assets:
Beginning of period	687,842,786	965,398,683	21,293,739	25,684,982
End of period	$386,061,720	$687,842,786	$26,129,950	$21,293,739
Changes in Shares Outstanding:
Shares sold	2,720,000	1,010,000	150,000	-
Shares repurchased	(6,670,000)	(3,760,000)	(110,000)	(50,000)
Shares outstanding, beginning of period	7,710,000	10,460,000	190,000	240,000
Shares outstanding, end of period	3,760,000	7,710,000	230,000	190,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$291,450	$919,782	$760,563	$1,445,087	$328,822	$368,405
(3,680,710)	(4,961,038)	(2,989,622)	(9,426,684)	558,498	1,166,463
3,871,465	799,409	24,752,318	(12,204,397)	(661,524)	366,865
482,205	(3,241,847)	22,523,259	(20,185,994)	225,796	1,901,733

(394,758)	(1,030,130)	(760,901)	(1,621,574)	(237,934)	(497,623)

971,804	1,186,090	27,946,809	24,953,247	5,440,832	5,920,849
(4,515,721)	(12,439,188)	(4,033,424)	(38,196,733)	(1,224,381)	(8,412,364)
(3,543,917)	(11,253,098)	23,913,385	(13,243,486)	4,216,451	(2,491,515)
(3,456,470)	(15,525,075)	45,675,743	(35,051,054)	4,204,313	(1,087,405)

39,492,673	55,017,748	59,198,653	94,249,707	19,439,334	20,526,739
$36,036,203	$39,492,673	$104,874,396	$59,198,653	$23,643,647	$19,439,334

30,000	30,000	570,000	490,000	90,000	110,000
(140,000)	(350,000)	(90,000)	(870,000)	(20,000)	(150,000)
1,130,000	1,450,000	1,413,970	1,793,970	330,000	370,000
1,020,000	1,130,000	1,893,970	1,413,970	400,000	330,000

31

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income (loss)	$(89,294)	$132,659	$376,826	$1,097,162
Net realized gain (loss)	2,238,237	2,580,004	12,404,762	12,211,625
Change in net unrealized appreciation (depreciation)	4,691,758	(25,876,600)	8,542,804	(10,207,602)
Net increase (decrease) in net assets resulting from operations	6,840,701	(23,163,937)	21,324,392	3,101,185
Distributions to Shareholders from:
Distributable earnings	(8,884)	(133,341)	(1,842,331)	(1,352,006)
Shareholder Transactions:
Proceeds from shares sold	5,290,640	8,292,426	50,495,825	45,497,385
Value of shares repurchased	(15,872,766)	(46,576,951)	(25,625,998)	(107,058,770)
Net increase (decrease) in net assets resulting from share transactions	(10,582,126)	(38,284,525)	24,869,827	(61,561,385)
Net increase (decrease) in net assets	(3,750,309)	(61,581,803)	44,351,888	(59,812,206)
Net assets:
Beginning of period	143,513,446	205,095,249	136,110,661	195,922,867
End of period	$139,763,137	$143,513,446	$180,462,549	$136,110,661
Changes in Shares Outstanding:
Shares sold	120,000	200,000	320,000	330,000
Shares repurchased	(370,000)	(1,080,000)	(170,000)	(920,000)
Shares outstanding, beginning of period	3,470,000	4,350,000	920,000	1,510,000
Shares outstanding, end of period	3,220,000	3,470,000	1,070,000	920,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$(84,703)	$37,744	$69,433	$146,751	$97,928	$160,936
54,740,756	17,906,105	1,816,438	757,891	(366,467)	1,534,371
23,480,478	(19,032,113)	924,046	(1,541,758)	862,869	(1,388,628)
78,136,531	(1,088,264)	2,809,917	(637,116)	594,330	306,679

(22,056)	(58,475)	(72,898)	(150,818)	(113,406)	(171,505)

32,950,324	24,127,305	6,806,813	4,655,248	564,569	4,631,851
(20,683,994)	(72,145,060)	(3,236,689)	(9,441,473)	-	(10,869,004)
12,266,330	(48,017,755)	3,570,124	(4,786,225)	564,569	(6,237,153)
90,380,805	(49,164,494)	6,307,143	(5,574,159)	1,045,493	(6,101,979)

273,809,502	322,973,996	12,556,998	18,131,157	13,055,370	19,157,349
$364,190,307	$273,809,502	$18,864,141	$12,556,998	$14,100,863	$13,055,370

550,000	520,000	70,000	60,000	10,000	80,000
(360,000)	(1,610,000)	(40,000)	(130,000)	-	(180,000)
5,650,000	6,740,000	160,000	230,000	230,000	330,000
5,840,000	5,650,000	190,000	160,000	240,000	230,000

33

Financial Highlights
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$89.21	$92.29	$80.24	$76.19	$87.15	$59.33
Net investment income (loss)(a)	(0.09)	0.13	0.17	0.57	0.53	0.03
Net realized and unrealized gain (loss) on investments	13.57	(2.56)	12.97	4.11	(11.20)	27.88
Total from investment operations	13.48	(2.43)	13.14	4.68	(10.67)	27.91
Distributions to shareholders from:
Net investment income	(0.01)	(0.65)	(1.09)	(0.63)	(0.29)	(0.09)
Net asset value at end of period	$102.68	$89.21	$92.29	$80.24	$76.19	$87.15
Market price at end of period(b)	$102.57	$89.13	$92.24	$80.24	$76.21	$87.07
Net Asset Value Total Return(c)	15.11%	(2.65)%	16.55%	6.21%	(12.25)%	47.07%
Market Price Total Return(c)	15.09%	(2.69)%	16.49%	6.19%	(12.15)%	46.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$386,062	$687,843	$965,399	$716,583	$390,080	$455,814
Ratio to average net assets of:
Expenses	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.20)%(d)	0.15%	0.21%	0.75%	0.63%	0.03%
Portfolio turnover rate(e)	111%	186%	178%	181%	175%	198%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$112.07	$107.02	$92.14	$80.87	$113.63	$64.90
Net investment income(a)	0.52	0.97	1.34	1.19	1.04	0.47
Net realized and unrealized gain (loss) on investments	1.56	5.27	14.81	11.25 (b)	(32.74)	48.59
Total from investment operations	2.08	6.24	16.15	12.44	(31.70)	49.06
Distributions to shareholders from:
Net investment income	(0.54)	(1.19)	(1.27)	(1.17)	(1.06)	(0.33)
Net asset value at end of period	$113.61	$112.07	$107.02	$92.14	$80.87	$113.63
Market price at end of period(c)	$113.45	$112.03	$106.85	$92.11	$80.85	$113.46
Net Asset Value Total Return(d)	1.87%	5.91%	17.66%	15.57%(b)	(28.01)%	75.74%
Market Price Total Return(d)	1.76%	6.04%	17.51%	15.56%(b)	(27.91)%	75.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,130	$21,294	$25,685	$26,721	$25,071	$65,907
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	0.96%(e)	0.93%	1.36%	1.38%	1.04%	0.44%
Portfolio turnover rate(f)	21%	27%	22%	19%	24%	33%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$34.95	$37.94	$37.26	$34.14	$34.05	$26.12
Net investment income(b)	0.27	0.70	0.62	0.62	0.42	0.52
Net realized and unrealized gain (loss) on investments	0.47	(2.93)	0.64 (c)	3.08	0.07 (c)	7.95
Total from investment operations	0.74	(2.23)	1.26	3.70	0.49	8.47
Distributions to shareholders from:
Net investment income	(0.36)	(0.76)	(0.58)	(0.58)	(0.40)	(0.54)
Net asset value at end of period	$35.33	$34.95	$37.94	$37.26	$34.14	$34.05
Market price at end of period(d)	$35.33	$34.95	$37.92	$37.24	$34.14	$34.01
Net Asset Value Total Return(e)	2.21%	(5.90)%	3.47%	10.98%	1.48%	32.77%
Market Price Total Return(e)	2.21%	(5.86)%	3.48%	10.89%	1.62%	32.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,036	$39,493	$55,018	$88,683	$61,448	$46,982
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.66%(f)	1.92%	1.70%	1.75%	1.21%	1.64%
Portfolio turnover rate(g)	20%	26%	26%	10%	20%	30%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco S&P SmallCap Energy ETF (PSCE)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$41.87	$52.54	$56.14	$49.50	$32.55	$17.50
Net investment income(b)	0.51	0.85	0.96	1.31	0.45	0.15
Net realized and unrealized gain (loss) on investments	13.53	(10.57)	(3.52)	6.62	16.85	15.00
Total from investment operations	14.04	(9.72)	(2.56)	7.93	17.30	15.15
Distributions to shareholders from:
Net investment income	(0.54)	(0.95)	(1.04)	(1.29)	(0.35)	(0.10)
Net asset value at end of period	$55.37	$41.87	$52.54	$56.14	$49.50	$32.55
Market price at end of period(c)	$55.37	$41.90	$52.51	$56.11	$49.50	$32.60
Net Asset Value Total Return(d)	33.92%	(18.60)%	(4.60)%	16.63%	53.42%	87.13%
Market Price Total Return(d)	33.83%	(18.49)%	(4.61)%	16.57%	53.18%	86.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,874	$59,199	$94,250	$246,659	$138,193	$105,589
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.25%(e)	1.90%	1.79%	2.67%	1.04%	0.43%
Portfolio turnover rate(f)	12%	31%	62%	48%	58%	26%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco S&P SmallCap Financials ETF (PSCF)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$58.91	$55.48	$44.39	$50.37	$58.47	$40.46
Net investment income(a)	0.96	1.01	1.41	1.51	1.32	1.06
Net realized and unrealized gain (loss) on investments	(0.05)	3.82	10.98	(6.10)	(8.16)	18.07
Total from investment operations	0.91	4.83	12.39	(4.59)	(6.84)	19.13
Distributions to shareholders from:
Net investment income	(0.71)	(1.40)	(1.30)	(1.39)	(1.26)	(1.12)
Net asset value at end of period	$59.11	$58.91	$55.48	$44.39	$50.37	$58.47
Market price at end of period(b)	$59.11	$58.91	$55.45	$44.36	$50.38	$58.39
Net Asset Value Total Return(c)	1.56%	8.93%	28.61%	(9.13)%	(11.81)%	47.97%
Market Price Total Return(c)	1.57%	8.98%	28.62%	(9.21)%	(11.67)%	47.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,644	$19,439	$20,527	$22,193	$37,775	$50,288
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	3.32%(d)	1.84%	3.04%	3.24%	2.33%	2.01%
Portfolio turnover rate(e)	8%	13%	21%	31%	19%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco S&P SmallCap Health Care ETF (PSCH)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$41.36	$47.15	$41.40	$46.93	$63.77	$44.25
Net investment income (loss)(b)	(0.03)	0.03	0.13	(0.03)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	2.07	(5.79)	5.73	(5.50)	(16.76)	19.61
Total from investment operations	2.04	(5.76)	5.86	(5.53)	(16.84)	19.52
Distributions to shareholders from:
Net investment income	(0.00)(c)	(0.03)	(0.11)	-	-	-
Net asset value at end of period	$43.40	$41.36	$47.15	$41.40	$46.93	$63.77
Market price at end of period(d)	$43.36	$41.35	$47.11	$41.35	$46.94	$63.64
Net Asset Value Total Return(e)	4.94%	(12.21)%	14.19%	(11.79)%	(26.40)%	44.13%
Market Price Total Return(e)	4.87%	(12.16)%	14.22%	(11.91)%	(26.24)%	43.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$139,763	$143,513	$205,095	$256,237	$336,501	$526,104
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	(0.12)%(f)	0.08%	0.31%	(0.07)%	(0.15)%	(0.16)%
Portfolio turnover rate(g)	23%	42%	32%	29%	31%	30%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005) per share.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$147.95	$129.75	$103.82	$86.84	$94.57	$65.95
Net investment income(a)	0.39	0.83	0.80	0.85	0.69	0.64
Net realized and unrealized gain (loss) on investments	22.28	18.32	25.92	16.98	(7.78)	28.53
Total from investment operations	22.67	19.15	26.72	17.83	(7.09)	29.17
Distributions to shareholders from:
Net investment income	(0.42)	(0.95)	(0.79)	(0.85)	(0.64)	(0.55)
Net realized gains	(1.54)	-	-	-	-	-
Total distributions	(1.96)	(0.95)	(0.79)	(0.85)	(0.64)	(0.55)
Net asset value at end of period	$168.66	$147.95	$129.75	$103.82	$86.84	$94.57
Market price at end of period(b)	$168.68	$147.88	$129.71	$103.81	$86.84	$94.49
Net Asset Value Total Return(c)	15.45%	14.87%	25.86%	20.67%	(7.52)%	44.37%
Market Price Total Return(c)	15.51%	14.86%	25.83%	20.66%	(7.43)%	44.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$180,463	$136,111	$195,923	$133,923	$68,607	$124,836
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.51%(d)	0.62%	0.69%	0.89%	0.75%	0.74%
Portfolio turnover rate(e)	13%	32%	29%	21%	15%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P SmallCap Information Technology ETF (PSCT)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022(a)	2021(a)
Per Share Operating Performance:
Net asset value at beginning of period	$48.46	$47.92	$47.99	$40.81	$49.09	$30.19
Net investment income (loss)(b)	(0.01)	0.01	0.00 (c)	0.01	(0.00)(d)	0.01
Net realized and unrealized gain (loss) on investments	13.91	0.54 (e)	(0.05)	7.17	(8.28)	18.91
Total from investment operations	13.90	0.55	(0.05)	7.18	(8.28)	18.92
Distributions to shareholders from:
Net investment income	(0.00)(d)	(0.01)	(0.02)	-	-	(0.02)
Net asset value at end of period	$62.36	$48.46	$47.92	$47.99	$40.81	$49.09
Market price at end of period(f)	$62.38	$48.45	$47.90	$48.01	$40.85	$49.09
Net Asset Value Total Return(g)	28.69%	1.14%	(0.10)%	17.59%	(16.87)%	62.70%
Market Price Total Return(g)	28.75%	1.16%	(0.19)%	17.53%	(16.79)%	62.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$364,190	$273,810	$322,974	$338,296	$383,204	$477,157
Ratio to average net assets of:
Expenses	0.29%(h)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	(0.05)%(h)	0.01%	0.00%(i)	0.02%	(0.00)%	0.03%
Portfolio turnover rate(j)	29%	30%	34%	20%	18%	16%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)	The mean between the last bid and ask prices.
(g)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(h)	Annualized.
(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P SmallCap Materials ETF (PSCM)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$78.48	$78.83	$68.52	$63.09	$65.98	$42.14
Net investment income(a)	0.46	0.72	0.60	0.57	0.51	0.61
Net realized and unrealized gain (loss) on investments	20.85	(0.31)	10.31	5.49	(2.94)	23.97
Total from investment operations	21.31	0.41	10.91	6.06	(2.43)	24.58
Distributions to shareholders from:
Net investment income	(0.51)	(0.76)	(0.60)	(0.63)	(0.46)	(0.74)
Net asset value at end of period	$99.28	$78.48	$78.83	$68.52	$63.09	$65.98
Market price at end of period(b)	$99.33	$78.48	$78.77	$68.51	$63.05	$65.88
Net Asset Value Total Return(c)	27.29%	0.63%	16.01%	9.69%	(3.69)%	58.70%
Market Price Total Return(c)	27.35%	0.71%	15.94%	9.74%	(3.60)%	59.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$18,864	$12,557	$18,131	$18,499	$18,927	$27,711
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.11%(d)	0.97%	0.83%	0.86%	0.78%	1.00%
Portfolio turnover rate(e)	36%	40%	36%	18%	21%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$56.76	$58.05	$52.79	$58.08	$67.58	$48.85
Net investment income(a)	0.42	0.58	0.64	0.87	0.88	1.75 (b)
Net realized and unrealized gain (loss) on investments	2.06	(1.29)(c)	5.41	(5.42)	(8.44)	17.63
Total from investment operations	2.48	(0.71)	6.05	(4.55)	(7.56)	19.38
Distributions to shareholders from:
Net investment income	(0.49)	(0.58)	(0.79)	(0.74)	(1.94)	(0.65)
Net asset value at end of period	$58.75	$56.76	$58.05	$52.79	$58.08	$67.58
Market price at end of period(d)	$58.73	$56.77	$58.07	$52.78	$58.08	$67.44
Net Asset Value Total Return(e)	4.39%	(1.26)%	11.65%	(7.87)%	(11.42)%	40.03%
Market Price Total Return(e)	4.34%	(1.28)%	11.71%	(7.88)%	(11.23)%	39.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,101	$13,055	$19,157	$19,005	$22,653	$27,034
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.47%(f)	0.99%	1.24%	1.57%	1.38%	2.98%(b)
Portfolio turnover rate(g)	13%	24%	32%	53%	40%	70%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	"Dorsey Wright SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"
Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"
Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"
Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright SmallCap Momentum ETF	Dorsey Wright SmallCap Tech LeadersTM Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using

44

prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

45

health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to

47

replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright SmallCap Momentum ETF	$17,811
S&P SmallCap Consumer Discretionary ETF	1,590
S&P SmallCap Consumer Staples ETF	115
S&P SmallCap Energy ETF	1,903
S&P SmallCap Financials ETF	190
S&P SmallCap Health Care ETF	2,303
S&P SmallCap Industrials ETF	632
S&P SmallCap Information Technology ETF	5,048
S&P SmallCap Materials ETF	60
S&P SmallCap Utilities & Communication Services ETF	93

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if

48

that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and, to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, all such Funds can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile than those of more established companies. Stocks of small-capitalization companies tend to be more vulnerable to

49

changing market conditions, may have little or no operating history or track record of success, may have more limited product lines and markets, may have less experienced management, may depend on a small number of essential personnel and may have fewer financial resources than larger companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it more difficult for a Fund to buy and sell them at an acceptable price and a desirable time. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Dorsey Wright SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
Dorsey Wright SmallCap Momentum ETF	$276
S&P SmallCap Consumer Discretionary ETF	5
S&P SmallCap Consumer Staples ETF	9
S&P SmallCap Energy ETF	25
S&P SmallCap Financials ETF	8
S&P SmallCap Health Care ETF	34
S&P SmallCap Industrials ETF	62
S&P SmallCap Information Technology ETF	68
S&P SmallCap Materials ETF	4
S&P SmallCap Utilities & Communication Services ETF	6
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

50

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright SmallCap Momentum ETF	$200,920
S&P SmallCap Consumer Discretionary ETF	2,213
S&P SmallCap Consumer Staples ETF	1,249
S&P SmallCap Energy ETF	4,163
S&P SmallCap Financials ETF	588
S&P SmallCap Health Care ETF	10,043
S&P SmallCap Industrials ETF	1,484
S&P SmallCap Information Technology ETF	20,360
S&P SmallCap Materials ETF	2,269
S&P SmallCap Utilities & Communication Services ETF	986
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

51

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$386,180,706	$-	$-	$386,180,706
Money Market Funds	760	129,753,539	-	129,754,299
Total Investments	$386,181,466	$129,753,539	$-	$515,935,005
S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,126,627	$-	$-	$26,126,627
Money Market Funds	-	8,600,177	-	8,600,177
Total Investments	$26,126,627	$8,600,177	$-	$34,726,804
S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,600,195	$-	$-	$35,600,195
Money Market Funds	30,892	8,115,571	-	8,146,463
Total Investments	$35,631,087	$8,115,571	$-	$43,746,658
S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,878,558	$-	$-	$104,878,558
Money Market Funds	-	26,692,319	-	26,692,319
Total Investments	$104,878,558	$26,692,319	$-	$131,570,877
S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,593,837	$-	$-	$23,593,837
Money Market Funds	29,319	5,501,495	-	5,530,814
Total Investments	$23,623,156	$5,501,495	$-	$29,124,651
S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$139,766,244	$-	$0	$139,766,244
Money Market Funds	13,490	40,960,270	-	40,973,760
Total Investments	$139,779,734	$40,960,270	$0	$180,740,004
S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$180,388,221	$-	$-	$180,388,221
Money Market Funds	24,300	18,157,239	-	18,181,539
Total Investments	$180,412,521	$18,157,239	$-	$198,569,760
S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$364,272,832	$-	$-	$364,272,832
Money Market Funds	-	95,751,997	-	95,751,997
Total Investments	$364,272,832	$95,751,997	$-	$460,024,829
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,841,460	$-	$-	$18,841,460
Money Market Funds	13,428	1,574,226	-	1,587,654
Total Investments	$18,854,888	$1,574,226	$-	$20,429,114
S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,072,539	$-	$-	$14,072,539
Money Market Funds	9,931	2,584,927	-	2,594,858
Total Investments	$14,082,470	$2,584,927	$-	$16,667,397

52

NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright SmallCap Momentum ETF	$533,143,671	$-	$533,143,671
S&P SmallCap Consumer Discretionary ETF	2,045,902	16,039,722	18,085,624
S&P SmallCap Consumer Staples ETF	4,634,657	14,428,909	19,063,566
S&P SmallCap Energy ETF	11,112,870	64,574,657	75,687,527
S&P SmallCap Financials ETF	689,208	9,606,122	10,295,330
S&P SmallCap Health Care ETF	24,237,168	152,775,583	177,012,751
S&P SmallCap Industrials ETF	-	-	-
S&P SmallCap Information Technology ETF	6,747,371	46,009,129	52,756,500
S&P SmallCap Materials ETF	683,589	6,251,736	6,935,325
S&P SmallCap Utilities & Communication Services ETF	2,964,848	9,024,735	11,989,583

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright SmallCap Momentum ETF	$728,718,918	$731,016,015
S&P SmallCap Consumer Discretionary ETF	4,858,177	4,828,385
S&P SmallCap Consumer Staples ETF	7,167,039	7,643,197
S&P SmallCap Energy ETF	8,343,871	8,248,659
S&P SmallCap Financials ETF	1,847,037	1,697,574
S&P SmallCap Health Care ETF	33,117,036	45,822,098
S&P SmallCap Industrials ETF	19,576,146	20,897,239
S&P SmallCap Information Technology ETF	92,822,431	93,285,319
S&P SmallCap Materials ETF	4,771,051	4,782,067
S&P SmallCap Utilities & Communication Services ETF	1,790,617	1,799,913
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright SmallCap Momentum ETF	$252,733,409	$657,658,301
S&P SmallCap Consumer Discretionary ETF	16,683,305	12,403,184
S&P SmallCap Consumer Staples ETF	972,302	4,514,214
S&P SmallCap Energy ETF	27,918,140	4,027,629
S&P SmallCap Financials ETF	5,431,842	1,222,889
S&P SmallCap Health Care ETF	5,292,590	3,217,343
S&P SmallCap Industrials ETF	50,445,850	25,682,688
S&P SmallCap Information Technology ETF	32,941,732	20,267,534
S&P SmallCap Materials ETF	6,801,386	3,232,954
S&P SmallCap Utilities & Communication Services ETF	564,183	-

53

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright SmallCap Momentum ETF	$87,106,966	$(17,679,220)	$69,427,746	$446,507,259
S&P SmallCap Consumer Discretionary ETF	2,216,627	(3,738,838)	(1,522,211)	36,249,015
S&P SmallCap Consumer Staples ETF	4,753,113	(7,131,234)	(2,378,121)	46,124,779
S&P SmallCap Energy ETF	17,172,625	(8,149,000)	9,023,625	122,547,252
S&P SmallCap Financials ETF	3,121,171	(2,730,085)	391,086	28,733,565
S&P SmallCap Health Care ETF	26,997,977	(41,424,507)	(14,426,530)	195,166,534
S&P SmallCap Industrials ETF	41,838,962	(13,272,622)	28,566,340	170,003,420
S&P SmallCap Information Technology ETF	104,493,240	(43,822,559)	60,670,681	399,354,148
S&P SmallCap Materials ETF	2,735,618	(1,462,985)	1,272,633	19,156,481
S&P SmallCap Utilities & Communication Services ETF	2,553,118	(2,288,660)	264,458	16,402,939
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

54

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

55

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPSCS-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)
February 28, 2026
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-93.40%(a)(b)
Aerospace & Defense-5.51%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.00%)	5.67%	09/29/2031	$52,032	$52,018,566
Arxis
Delayed Draw Term Loan(c)	0.00%	02/26/2032	4,022	4,021,938
Term Loan (3 mo. SOFR + 2.75%)	7.08%	02/26/2032	42,443	42,440,510
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.17%	09/23/2031	57,754	57,856,643
Peraton Corp., First Lien Term Loan B (3 mo. SOFR + 3.85%)	7.52%	02/01/2028	103,764	89,237,380
TransDigm, Inc.
Term Loan J (1 mo. SOFR + 2.50%)	6.17%	02/28/2031	32,959	32,996,361
Term Loan K (1 mo. SOFR + 2.25%)	5.92%	03/22/2030	72,400	72,416,583
				350,987,981
Automotive-3.99%
Belron Group S.A., Term Loan B (United Kingdom) (6 mo. SOFR + 2.00%)	5.66%	10/16/2031	80,090	80,223,748
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. SOFR + 3.00%)	6.67%	05/04/2028	65,144	65,089,823
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL)
Term Loan (1 mo. SOFR + 2.50%)	6.17%	05/06/2030	47,183	47,138,678
Term Loan B (1 mo. SOFR + 2.75%)	6.42%	01/28/2032	61,660	61,596,371
				254,048,620
Beverage & Tobacco-2.30%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.42%	07/31/2028	92,081	91,793,132
Triton Water Holdings, Inc., Term Loan B (3 mo. SOFR + 2.25%)	5.92%	03/31/2028	54,865	54,911,573
				146,704,705
Brokers, Dealers & Investment Houses-1.86%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.67%	11/24/2032	51,687	50,566,956
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. SOFR + 2.00%)	5.67%	05/17/2031	68,229	67,680,804
				118,247,760
Building & Development-3.15%
Chariot Buyer LLC, Term Loan B (1 mo. SOFR + 2.75%)	6.42%	09/08/2032	58,250	58,133,591
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.25%)	5.92%	02/15/2032	69,178	69,221,559
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.92%	10/19/2029	74,057	73,362,908
				200,718,058
Business Equipment & Services-5.30%
AlixPartners LLP, Term Loan B (1 mo. SOFR + 2.00%)	5.67%	08/12/2032	10,665	10,536,436
Allied Universal Holdco LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.92%	08/20/2032	61,276	61,377,522
Asurion LLC (Asurion Corp.), Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.68%	01/20/2029	8,107	8,125,031
Cloud Software Group, Inc.
Term Loan B (3 mo. SOFR + 3.25%)	6.92%	08/09/2032	50,164	46,702,238
Term Loan B-2 (3 mo. SOFR + 3.25%)	6.92%	03/21/2031	51,290	47,802,604
Corpay Technologies Operating Co. LLC
Term Loan B (1 mo. SOFR + 1.75%)	5.42%	04/28/2028	42,628	42,631,531
Term Loan B (1 mo. SOFR + 1.75%)	5.42%	10/01/2032	10,861	10,847,416
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.68%	06/17/2031	54,756	50,821,064
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.17%	11/17/2031	4,923	4,811,090
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.01%)	7.68%	06/02/2028	62,936	53,922,525
				337,577,457
Cable & Satellite Television-1.21%
CSC Holdings LLC, Term Loan (3 mo. PRIME + 2.50%)	7.71%	04/15/2027	47,197	40,899,445
SFR-Numericable (YPSO, Altice France), Term Loan B (France) (3 mo. SOFR + 6.88%)	10.55%	05/31/2031	35,913	36,083,369
				76,982,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics-1.61%
Nouryon Finance B.V., Term Loan B-1 (6 mo. SOFR + 3.25%)	7.04%	04/03/2028	$54,410	$54,495,379
Univar, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.42%	08/01/2030	48,282	48,289,444
				102,784,823
Clothing & Textiles-1.04%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	5.92%	12/21/2028	66,468	66,361,237
Containers & Glass Products-1.09%
BradyPLUS Holdings LLC, Term Loan B (3 mo. SOFR + 3.50%)	7.19%	12/13/2032	25,854	25,700,530
Flex Acquisition Co., Inc., Term Loan B (1 mo. SOFR + 3.25%)	6.92%	04/30/2032	44,187	43,800,137
				69,500,667
Cosmetics & Toiletries-0.76%
Bausch and Lomb, Inc., Term Loan B (1 mo. SOFR + 3.75%)	7.42%	01/30/2031	48,383	48,491,537
Drugs-0.79%
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 6.25%)	9.92%	10/08/2030	51,718	50,553,875
Electronics & Electrical-16.50%
Applied Systems, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	5.92%	02/24/2031	47,762	46,939,445
Boxer Parent Co., Inc., Term Loan (3 mo. SOFR + 3.00%)	6.67%	07/30/2031	76,521	70,729,968
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	6.92%	07/06/2029	70,233	44,597,790
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.29%	06/02/2028	56,463	53,780,720
Dayforce, Inc., Term Loan B (3 mo. SOFR + 3.00%)	6.66%	02/04/2033	94,950	87,761,107
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.17%	05/30/2031	54,832	53,323,643
Finastra USA, Inc., Term Loan B (United Kingdom) (3 mo. SOFR + 4.00%)	7.72%	07/30/2032	51,498	47,335,159
Gen Digital, Inc. (NortonLifeLock, Inc.), Term Loan A (1 mo. SOFR + 1.48%)	5.15%	09/10/2027	52,311	52,010,687
Kaseya, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.67%	03/20/2032	59,409	54,041,015
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.67%	03/01/2029	93,678	82,135,038
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. SOFR + 3.25%)	6.92%	10/28/2030	63,855	52,387,312
Proofpoint, Inc., Term Loan (3 mo. SOFR + 3.00%)	6.67%	08/31/2028	91,178	87,544,905
RealPage, Inc., First Lien Term Loan (3 mo. SOFR + 3.26%)	6.93%	04/24/2028	56,304	52,210,206
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 3.75%)	7.42%	11/28/2028	47,494	44,307,997
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	5.67%	05/09/2031	67,210	66,761,757
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.93%	02/10/2031	113,205	107,459,879
Veeam Software (VS Buyer LLC), Term Loan B (3 mo. SOFR + 2.25%)	5.92%	04/12/2031	49,395	47,933,838
				1,051,260,466
Financial Intermediaries-7.13%
Advisor Group, Inc., Term Loan B (3 mo. SOFR + 2.50%)	6.16%	08/02/2032	52,965	51,409,497
Apex Group Treasury Ltd., Term Loan B (3 mo. SOFR + 3.50%)	7.17%	02/27/2032	51,825	46,269,737
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.17%	06/13/2031	75,853	72,834,492
Citadel Securities L.P., Term Loan B (3 mo. SOFR + 2.00%)	5.67%	10/31/2031	71,274	71,184,671
Focus Financial Partners LLC, Term Loan B-8 (1 mo. SOFR + 2.50%)	6.17%	09/15/2031	77,163	73,111,761
Grant Thornton Advisors LLC, Term Loan B (1 mo. SOFR + 2.75%)	6.42%	06/02/2031	10,290	9,592,139
Hudson River Trading LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.17%	03/18/2030	31,000	30,722,240
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	5.67%	12/31/2031	73,694	71,574,879
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.17%	07/31/2031	29,271	27,596,857
				454,296,273
Food Products-0.77%
Froneri, Term Loan B (Luxembourg) (6 mo. SOFR + 2.25%)	5.88%	09/30/2031	50,304	49,206,536
Food Service-3.16%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.25%)	6.92%	12/11/2030	47,619	47,465,735
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.17%	12/15/2030	73,894	73,724,413
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	5.42%	09/20/2030	49,226	49,246,144
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.17%	08/03/2028	30,909	30,885,459
				201,321,751
Forest Products-0.68%
Proampac PG Borrower LLC, Term Loan B(d)(e)	-	02/18/2033	44,239	43,575,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-12.35%
Ascend Learning LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.67%	12/10/2028	$21,088	$20,132,642
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 2.75%)	6.42%	02/15/2029	108,561	106,027,401
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	6.66%	01/31/2033	92,000	88,837,500
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	7.77%	10/01/2027	72,197	68,677,187
Global Medical Response, Inc., Term Loan B (3 mo. SOFR + 3.50%)	7.17%	10/01/2032	64,316	64,402,692
Hologic, Inc., Term Loan B(d)	-	01/14/2033	88,677	87,734,723
Mozart Debt Merger Sub, Inc. (Medline Industries)
Term Loan (1 mo. SOFR + 1.75%)	5.42%	11/23/2028	17,938	17,983,467
Term Loan B (1 mo. SOFR + 1.75%)	5.42%	10/23/2030	24,851	24,922,864
Opella, Term Loan (France) (3 mo. SOFR + 3.00%)	6.69%	04/28/2032	61,508	61,515,526
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.75%)	6.42%	12/09/2031	72,470	71,722,609
R1 RCM, Inc.
Delayed Draw Term Loan B(c)	0.00%	11/19/2031	3,157	3,014,915
Term Loan B (1 mo. SOFR + 3.00%)	6.67%	11/19/2031	43,866	41,892,250
Southern Veterinary Partners LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.18%	12/04/2031	54,654	54,606,273
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	7.67%	09/27/2030	9,475	9,200,708
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	6.42%	05/01/2031	74,256	66,064,359
				786,735,116
Home Furnishings-0.84%
Hunter Douglas Holding B.V., Term Loan B-1 (Netherlands) (3 mo. SOFR + 3.00%)	6.67%	01/17/2032	53,649	53,721,646
Industrial Equipment-1.02%
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. SOFR + 2.75%)	6.38%	04/30/2030	64,938	65,030,588
Insurance-7.38%
Acrisure LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.67%	11/06/2030	62,456	60,660,333
Alera Group, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.42%	05/30/2032	53,917	51,475,651
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.17%	09/19/2031	58,606	57,409,600
AmWINS Group LLC, Term Loan B (1 mo. SOFR + 2.00%)	5.67%	01/30/2032	83,380	82,650,743
HUB International Ltd., Term Loan B (1 mo. SOFR + 2.25%)	5.92%	06/20/2030	67,897	67,263,665
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 2.75%)	6.42%	02/15/2031	54,886	52,347,948
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 2.50%)	6.17%	07/31/2031	100,909	98,033,153
				469,841,093
Leisure Goods, Activities & Movies-1.97%
Nord Anglia Education, Term Loan B (3 mo. SOFR + 2.25%)	5.92%	01/09/2032	4,292	4,271,036
UFC Holdings LLC, Term Loan B (3 mo. SOFR + 2.00%)	5.66%	11/21/2031	66,991	67,130,428
William Morris Endeavor Entertainment LLC, Term Loan C (1 mo. SOFR + 2.75%)	6.42%	01/27/2032	53,830	53,789,776
				125,191,240
Lodging & Casinos-3.67%
Caesars Entertainment, Inc., Term Loan (1 mo. SOFR + 2.25%)	5.92%	02/06/2031	46,795	46,514,612
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.25%)	6.92%	01/27/2029	61,593	61,367,938
Flutter Financing B.V. (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	5.42%	11/30/2030	68,376	67,463,896
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	5.42%	11/08/2030	57,943	58,250,963
				233,597,409
Oil & Gas-0.80%
Colonial Pipeline, Term Loan B (1 mo. SOFR + 1.75%)	5.41%	07/30/2032	51,016	50,943,492
Publishing-1.84%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	7.92%	05/03/2028	52,851	43,315,973
Nielsen Finance LLC, Term Loan B (3 mo. SOFR + 5.10%)	8.76%	01/28/2033	78,000	73,768,500
				117,084,473
Rail Industries-0.64%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	5.42%	04/10/2031	40,617	40,605,394
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)-2.13%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.92%	01/31/2032	$88,195	$88,209,135
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.25%)	5.92%	06/11/2031	48,160	47,512,928
				135,722,063
Telecommunications-2.94%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.17%	01/30/2032	71,405	65,942,173
Radiate Holdco LLC, Term Loan(d)	-	09/25/2029	1,000	871,250
X Corp., Term Loan B (6 mo. SOFR + 6.75%)	10.45%	10/27/2029	118,372	118,828,418
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.61%)	7.29%	03/11/2030	1,816	1,750,661
				187,392,502
Utilities-0.97%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.00%)	5.67%	01/27/2031	61,675	61,569,669
Total Variable Rate Senior Loan Interests (Cost $6,104,601,730)				5,950,054,831
U.S. Dollar Denominated Bonds & Notes-4.43%
Aerospace & Defense-0.47%
Neptune Bidco US, Inc.(f)	10.38%	05/15/2031	5,000	5,050,720
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,152,440
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,056,862
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,124,044
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,148,968
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	5,092,170
TransDigm, Inc.(f)	6.25%	01/31/2034	2,000	2,070,256
				29,695,460
Automobile Components-0.09%
Belron UK Finance PLC (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,068,316
Clarios Global L.P./Clarios US Finance Co.(f)	6.75%	02/15/2030	2,430	2,546,543
				5,614,859
Commercial Services & Supplies-0.52%
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	17,597	18,601,322
Allied Universal Holdco LLC/Allied Universal Finance Corp.(f)	6.88%	06/15/2030	2,406	2,505,745
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	4,300	4,261,901
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	5,000	4,965,839
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,030,458
				33,365,265
Construction Materials-0.01%
Quikrete Holdings, Inc.(f)	6.38%	03/01/2032	810	842,358
Containers & Packaging-0.09%
Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	5,000	5,082,900
Clydesdale Acquisition Holdings, Inc.(f)	6.75%	04/15/2032	738	744,152
				5,827,052
Diversified Telecommunication Services-0.03%
Altice France S.A. (France)(f)	6.88%	07/15/2032	1,982	1,904,756
Financial Services-0.59%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	11,132	11,082,168
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	488,277
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,615,169
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	7,000	7,047,152
Jane Street Group/JSG Finance, Inc.(f)	6.75%	05/01/2033	2,500	2,567,373
Osaic Holdings, Inc.(f)	6.75%	08/01/2032	500	504,933
				37,305,072
Ground Transportation-0.08%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	5,000	5,159,930
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Equipment & Supplies-0.49%
Medline Borrower L.P.(f)	3.88%	04/01/2029	$22,100	$21,749,856
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	9,000	9,298,998
				31,048,854
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,625,944
Hotels, Restaurants & Leisure-0.53%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	14,819,766
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	966,435
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,261,162
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	3,000	3,056,772
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,882,825
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,051,508
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	873,523
				33,911,991
Insurance-0.74%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	3,282	3,125,171
Acrisure LLC/Acrisure Finance, Inc.(f)	7.50%	11/06/2030	12,833	13,067,279
Acrisure LLC/Acrisure Finance, Inc.(f)	6.75%	07/01/2032	685	672,364
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.75%	04/15/2028	1,500	1,518,132
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	7.00%	01/15/2031	2,500	2,547,112
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.50%	10/01/2031	4,811	4,843,420
AmWINS Group, Inc.(f)	6.38%	02/15/2029	1,580	1,608,816
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,505,353
				46,887,647
Machinery-0.16%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	10,200	10,212,537
Media-0.02%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,265,511
Personal Care Products-0.10%
Opal Bidco SAS (France)(f)	6.50%	03/31/2032	6,225	6,415,777
Professional Services-0.13%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,519,393
Software-0.36%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	959,237
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	1,581,977
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	7,597,667
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	5,658	5,667,578
Cloud Software Group, Inc.(f)	6.63%	08/15/2033	1,383	1,305,927
SS&C Technologies, Inc.(f)	6.50%	06/01/2032	5,500	5,610,753
				22,723,139
Total U.S. Dollar Denominated Bonds & Notes (Cost $279,249,637)				282,325,545
			Shares
Common Stocks & Other Equity Interests-0.11%
Diversified Telecommunication Services-0.11%
Altice France S.A.(g) (Cost $6,400,659)			366,864	6,872,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value

Money Market Funds-5.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.58%(h)(i) (Cost $332,375,199)	332,375,199	$332,375,199
TOTAL INVESTMENTS IN SECURITIES-103.16% (Cost $6,722,627,225)		6,571,628,255
OTHER ASSETS LESS LIABILITIES-(3.16)%		(201,177,520)
NET ASSETS-100.00%		$6,370,450,735

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(d)	This variable rate interest will settle after February 28, 2026, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $282,325,545, which represented 4.43% of the Fund’s Net Assets.

(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$608,883,473	$4,043,388,606	$(4,319,896,880)	$-	$-	$332,375,199	$10,247,669

(i)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)
Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$6,239,253,056
Affiliated investments in securities, at value	332,375,199
Cash	7,657,185
Due from broker	61,643
Foreign currencies, at value	7,747
Receivable for:
Dividends and interest	28,613,167
Investments sold	682,096,610
Fund shares sold	40,702,002
Expenses absorbed	102,737
Total assets	7,330,869,346
Liabilities:
Due to broker	6,502,849
Payable for:
Investments purchased	772,564,643
Fund shares repurchased	170,948,407
Accrued unitary management fees	3,554,363
Unfunded loan commitments	6,848,349
Total liabilities	960,418,611
Net Assets	$6,370,450,735
Net assets consist of:
Shares of beneficial interest	$7,874,707,601
Distributable earnings (loss)	(1,504,256,866)
Net Assets	$6,370,450,735
Shares outstanding (unlimited amount authorized, $0.01 par value)	313,000,000
Net asset value	$20.35
Market price	$20.21
Unaffiliated investments in securities, at cost	$6,390,252,026
Affiliated investments in securities, at cost	$332,375,199
Foreign currencies, at cost	$7,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$228,272,040
Affiliated dividend income	10,247,669
Total investment income	238,519,709
Expenses:
Unitary management fees	21,820,824
Less: Waivers	(495,844)
Net expenses	21,324,980
Net investment income	217,194,729
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(26,559,150)
Foreign currencies	76,992
Net realized gain (loss)	(26,482,158)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(187,721,275)
Foreign currencies	(610)
Change in net unrealized appreciation (depreciation)	(187,721,885)
Net realized and unrealized gain (loss)	(214,204,043)
Net increase in net assets resulting from operations	$2,990,686
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$217,194,729	$544,920,638
Net realized gain (loss)	(26,482,158)	(83,142,908)
Change in net unrealized appreciation (depreciation)	(187,721,885)	(4,615,243)
Net increase in net assets resulting from operations	2,990,686	457,162,487
Distributions to Shareholders from:
Distributable earnings	(217,967,792)	(565,669,948)
Return of capital	-	(15,486,803)
Total distributions to shareholders	(217,967,792)	(581,156,751)
Shareholder Transactions:
Proceeds from shares sold	2,282,381,040	6,263,842,400
Value of shares repurchased	(2,583,551,246)	(6,042,022,242)
Transaction fees	5,308,481	16,528,029
Net increase (decrease) in net assets resulting from share transactions	(295,861,725)	238,348,187
Net increase (decrease) in net assets	(510,838,831)	114,353,923
Net assets:
Beginning of period	6,881,289,566	6,766,935,643
End of period	$6,370,450,735	$6,881,289,566
Changes in Shares Outstanding:
Shares sold	109,100,000	298,000,000
Shares repurchased	(124,600,000)	(290,800,000)
Shares outstanding, beginning of period	328,500,000	321,300,000
Shares outstanding, end of period	313,000,000	328,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights
Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.95	$21.06	$21.06	$21.08	$22.13	$21.82
Net investment income(a)	0.67	1.46	1.84	1.68	0.77	0.68
Net realized and unrealized gain (loss) on investments	(0.61)	(0.03)	(0.05)	(0.07)	(1.18)	0.31
Total from investment operations	0.06	1.43	1.79	1.61	(0.41)	0.99
Distributions to shareholders from:
Net investment income	(0.68)	(1.54)	(1.82)	(1.69)	(0.73)	(0.69)
Return of capital	-	(0.04)	-	-	-	(0.02)
Total distributions	(0.68)	(1.58)	(1.82)	(1.69)	(0.73)	(0.71)
Transaction fees(a)	0.02	0.04	0.03	0.06	0.09	0.03
Net asset value at end of period	$20.35	$20.95	$21.06	$21.06	$21.08	$22.13
Market price at end of period(b)	$20.21	$20.92	$21.08	$21.09	$20.98	$22.15
Net Asset Value Total Return(c)	0.33%	7.25%	8.99%	8.34%	(1.44)%	4.72%
Market Price Total Return(c)	(0.22)%	7.00%	8.94%	9.04%	(1.99)%	4.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,370,451	$6,881,290	$6,766,936	$4,076,721	$4,109,841	$6,289,247
Ratio to average net assets of:
Expenses, after Waivers	0.64%(d)	0.63%	0.63%	0.63%	0.65%	0.64%
Expenses, prior to Waivers	0.65%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	6.47%(d)	6.95%	8.75%	8.02%	3.53%	3.08%
Portfolio turnover rate(e)	50%	127%	199%	129%	106%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign

13

exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

14

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

15

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16

L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry

17

group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund may seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally are secured by specific collateral, there can be no assurance that such collateral will satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency laws and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.
Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce

18

compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Senior Loans Risk. Risks associated with an investment in senior loans include credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding senior loans. Senior loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell senior loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding senior loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of senior loans can be affected by, and sensitive to, changes in government regulation and to economic downturns in the United States and abroad. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. Loan investments are often issued in connection with highly leveraged transactions that are subject to greater credit risks than other investments, including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees of $495,844.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

19

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$5,906,479,245	$43,575,586	$5,950,054,831
U.S. Dollar Denominated Bonds & Notes	-	282,325,545	-	282,325,545
Common Stocks & Other Equity Interests	-	6,872,680	-	6,872,680
Money Market Funds	332,375,199	-	-	332,375,199
Total Investments	$332,375,199	$6,195,677,470	$43,575,586	$6,571,628,255
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
No expiration
Short-Term	Long-Term	Total*
$365,527,417	$901,154,024	$1,266,681,441

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $3,239,026,438 and $3,394,427,994, respectively.

20

As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$19,229,924
Aggregate unrealized (depreciation) of investments	(229,550,136)
Net unrealized appreciation (depreciation) of investments	$(210,320,212)
Cost of investments for tax purposes is $6,781,948,467.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Borrowing
The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 6, 2027. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the six months ended February 28, 2026, there were no borrowings from the line of credit.
NOTE 9—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitment as of February 28, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Arxis	Delayed Draw Term Loan	$3,355,687	$666,251
R1 RCM, Inc.	Delayed Draw Term Loan B	3,492,662	(477,747)
		$6,848,349	$188,504
NOTE 10—Senior Loan Participation Commitments
The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
During the six months ended February 28, 2026, there were no interests in senior loans purchased by the Fund on a participation basis.
NOTE 11—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in

21

immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

22

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

23

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SL-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
FDIQ	Invesco Bloomberg Financial Data Providers ETF (formerly, Invesco KBW Regional Banking ETF)
IBBQ	Invesco Nasdaq Biotechnology ETF
QOWZ	Invesco Nasdaq Free Cash Flow Achievers ETF
SOXQ	Invesco PHLX Semiconductor ETF
TAN	Invesco Solar ETF

2

Invesco Bloomberg Financial Data Providers ETF (FDIQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Application Software-4.00%
Fair Isaac Corp.(b)	1,555	$2,191,555
Data Processing & Outsourced Services-6.41%
Broadridge Financial Solutions, Inc.	10,886	2,023,381
SS&C Technologies Holdings, Inc.	19,773	1,488,709
		3,512,090
Financial Exchanges & Data-67.29%
ASX Ltd. (Australia)	18,135	684,370
Cboe Global Markets, Inc.	9,778	2,930,662
CME Group, Inc., Class A	9,474	3,026,943
Coinbase Global, Inc., Class A(b)(c)	10,804	1,899,883
Deutsche Boerse AG (Germany)	9,932	2,712,282
Euronext N.V. (Netherlands)(d)	7,106	1,173,138
FactSet Research Systems, Inc.	3,487	756,016
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	47,877	2,558,235
Intercontinental Exchange, Inc.	15,972	2,621,484
Japan Exchange Group, Inc. (Japan)	95,697	1,302,668
London Stock Exchange Group PLC (United Kingdom)	21,497	2,555,147
MarketAxess Holdings, Inc.	3,379	648,768
Moody’s Corp.	5,121	2,445,738
Morningstar, Inc.	2,310	423,053
MSCI, Inc.	4,520	2,584,672
Nasdaq, Inc.	26,429	2,314,652
S&P Global, Inc.	4,983	2,201,888
Singapore Exchange Ltd. (Singapore)	100,202	1,439,021
Tel Aviv Stock Exchange Ltd. (The) (Israel)	8,342	406,518
TMX Group Ltd. (Canada)	25,718	867,607
Tradeweb Markets, Inc., Class A	10,861	1,338,673
		36,891,418
Investment Banking & Brokerage-4.81%
HUB24 Ltd. (Australia)	7,377	513,248
LPL Financial Holdings, Inc.	7,066	2,122,485
		2,635,733
	Shares	Value
Research & Consulting Services-17.39%
Equifax, Inc.	11,363	$2,374,412
Experian PLC (Ireland)	56,802	2,132,907
Thomson Reuters Corp. (Canada)(c)	12,520	1,205,596
TransUnion	18,086	1,420,655
Verisk Analytics, Inc.	11,559	2,399,302
		9,532,872
Total Common Stocks & Other Equity Interests (Cost $51,977,820)		54,763,668
Money Market Funds-30.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $16,568,414)	16,568,414	16,568,414
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-130.12% (Cost $68,546,234)		71,332,082
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.98%
Invesco Private Government Fund, 3.64%(e)(f)(g)	916,122	916,122
Invesco Private Prime Fund, 3.81%(e)(f)(g)	2,363,542	2,364,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,280,373)		3,280,373
TOTAL INVESTMENTS IN SECURITIES-136.10% (Cost $71,826,607)		74,612,455
OTHER ASSETS LESS LIABILITIES-(36.10)%		(19,791,001)
NET ASSETS-100.00%		$54,821,454

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented 2.14% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Financial Data Providers ETF (FDIQ)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,546	$17,673,310	$(1,134,442)	$-	$-	$16,568,414	$10,514
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,664,981	12,610,375	(13,359,234)	-	-	916,122	28,545 *
Invesco Private Prime Fund	4,333,803	31,609,516	(33,579,006)	(89)	27	2,364,251	77,255 *
Total	$6,028,330	$61,893,201	$(48,072,682)	$(89)	$27	$19,848,787	$116,314

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Biotechnology-83.80%
4D Molecular Therapeutics, Inc.(b)(c)	3,185	$30,767
Abivax S.A., ADR (France)(b)	3,337	404,711
Absci Corp.(b)(c)	8,394	23,000
AC Immune S.A. (Switzerland)(b)(c)	5,590	16,379
Acadia Pharmaceuticals, Inc.(b)	9,567	234,966
ADMA Biologics, Inc.(b)	13,305	207,159
Agios Pharmaceuticals, Inc.(b)	3,239	97,915
Alkermes PLC(b)(c)	9,274	279,147
Allogene Therapeutics, Inc.(b)	12,556	34,906
Alnylam Pharmaceuticals, Inc.(b)	7,470	2,486,912
Altimmune, Inc.(b)(c)	5,817	25,071
Alvotech S.A. (Luxembourg)(b)(c)	17,492	69,793
Amgen, Inc.	17,796	6,907,695
Amicus Therapeutics, Inc.(b)	17,240	247,739
AnaptysBio, Inc.(b)	1,550	85,328
Anavex Life Sciences Corp.(b)(c)	4,989	22,101
Annexon, Inc.(b)	8,089	45,298
Apellis Pharmaceuticals, Inc.(b)(c)	7,068	148,145
Apogee Therapeutics, Inc.(b)(c)	3,075	215,250
Arbutus Biopharma Corp.(b)	10,743	50,062
Arcellx, Inc.(b)	3,276	372,776
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,610	13,250
Arcutis Biotherapeutics, Inc.(b)(c)	6,836	184,367
Ardelyx, Inc.(b)	13,580	88,949
argenx SE, ADR (Netherlands)(b)	1,648	1,263,884
ArriVent Biopharma, Inc.(b)(c)	2,313	53,130
Arrowhead Pharmaceuticals, Inc.(b)	7,676	485,661
ARS Pharmaceuticals, Inc.(b)(c)	5,518	51,207
Ascendis Pharma A/S, ADR (Denmark)(b)	3,474	811,179
Aura Biosciences, Inc.(b)	3,566	21,004
Aurinia Pharmaceuticals, Inc. (Canada)(b)	7,358	104,263
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	11,218	19,183
Beam Therapeutics, Inc.(b)(c)	5,686	161,824
BeOne Medicines Ltd., ADR(b)	1,784	565,510
Bicara Therapeutics, Inc.(b)(c)	3,072	51,548
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	2,589	14,835
BioCryst Pharmaceuticals, Inc.(b)(c)	11,766	102,953
Biogen, Inc.(b)	8,295	1,591,147
BioMarin Pharmaceutical, Inc.(b)	10,885	671,931
BioNTech SE, ADR (Germany)(b)	5,726	631,177
Black Diamond Therapeutics, Inc.(b)	3,178	7,850
BridgeBio Pharma, Inc.(b)	10,918	725,829
C4 Therapeutics, Inc.(b)	5,430	14,661
Cabaletta Bio, Inc.(b)(c)	5,395	17,911
Candel Therapeutics, Inc.(b)(c)	3,078	16,160
Caribou Biosciences, Inc.(b)	5,225	9,928
Caris Life Sciences, Inc.(b)(c)	15,855	319,320
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
Centessa Pharmaceuticals PLC, ADR(b)(c)	5,405	145,178
CG Oncology, Inc.(b)(c)	4,605	270,774
Cogent Biosciences, Inc.(b)(c)	8,738	339,471
Coherus Oncology, Inc.(b)(c)	6,762	11,293
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	5,259	36,287
	Shares	Value
Biotechnology-(continued)
Corvus Pharmaceuticals, Inc.(b)	4,177	$76,272
Crinetics Pharmaceuticals, Inc.(b)(c)	5,407	222,228
CRISPR Therapeutics AG (Switzerland)(b)(c)	5,417	325,778
Cullinan Therapeutics, Inc.(b)(c)	3,316	51,398
Cytokinetics, Inc.(b)(c)	6,884	428,322
CytomX Therapeutics, Inc.(b)	9,460	50,800
Day One Biopharmaceuticals, Inc.(b)(c)	5,740	60,844
Denali Therapeutics, Inc.(b)(c)	8,178	173,210
Design Therapeutics, Inc.(b)	3,177	33,168
Disc Medicine, Inc.(b)(c)	2,105	140,235
Dyne Therapeutics, Inc.(b)(c)	7,965	124,413
Editas Medicine, Inc.(b)(c)	5,197	11,433
Enanta Pharmaceuticals, Inc.(b)	1,604	22,937
Entrada Therapeutics, Inc.(b)(c)	2,126	25,363
Erasca, Inc.(b)(c)	15,831	216,251
Exelixis, Inc.(b)	15,175	668,610
Foghorn Therapeutics, Inc.(b)(c)	3,158	17,937
Galapagos N.V., ADR (Belgium)(b)	803	27,029
Genmab A/S, ADR (Denmark)(b)(c)	3,245	95,533
Geron Corp.(b)	35,647	59,887
Gilead Sciences, Inc.	48,865	7,278,442
Gossamer Bio., Inc.(b)	12,911	5,486
GRAIL, Inc.(b)(c)	2,176	115,828
Grifols S.A., ADR (Spain)	6,813	61,998
Halozyme Therapeutics, Inc.(b)	6,671	463,835
Humacyte, Inc.(b)(c)	10,465	11,668
Ideaya Biosciences, Inc.(b)(c)	4,907	158,005
Immuneering Corp., Class A(b)(c)	3,615	18,039
ImmunityBio, Inc.(b)(c)	55,881	546,516
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	2,432	78,554
Immunovant, Inc.(b)(c)	9,812	272,087
Incyte Corp.(b)	11,115	1,125,616
Inhibrx Biosciences, Inc.(b)(c)	807	59,823
Insmed, Inc.(b)	12,065	1,801,666
Intellia Therapeutics, Inc.(b)(c)	6,453	88,922
Invivyd, Inc.(b)	15,472	26,148
Ionis Pharmaceuticals, Inc.(b)	9,163	743,577
Iovance Biotherapeutics, Inc.(b)(c)	22,091	85,271
Ironwood Pharmaceuticals, Inc.(b)	9,099	31,119
Janux Therapeutics, Inc.(b)(c)	3,365	45,798
Jyong Biotech Ltd. (Taiwan)(b)	4,238	9,069
KalVista Pharmaceuticals, Inc.(b)(c)	2,831	46,089
Kamada Ltd. (Israel)(b)	3,210	27,927
Keros Therapeutics, Inc.(b)	1,724	24,464
Kiniksa Pharmaceuticals International PLC(b)	2,538	112,916
Kodiak Sciences, Inc.(b)	2,951	79,087
Krystal Biotech, Inc.(b)(c)	1,646	453,703
Kura Oncology, Inc.(b)(c)	4,878	42,585
Kymera Therapeutics, Inc.(b)(c)	4,067	371,520
Kyverna Therapeutics, Inc.(b)	2,433	19,975
Larimar Therapeutics, Inc.(b)	4,770	25,329
Legend Biotech Corp., ADR(b)(c)	4,707	89,433
LENZ Therapeutics, Inc.(b)(c)	1,768	23,850
Lexeo Therapeutics, Inc.(b)(c)	4,094	29,395
Lyell Immunopharma, Inc.(b)(c)	1,207	28,968
Madrigal Pharmaceuticals, Inc.(b)(c)	1,287	555,984
MannKind Corp.(b)(c)	17,136	56,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Biotechnology-(continued)
MeiraGTx Holdings PLC(b)(c)	4,490	$33,944
Mesoblast Ltd., ADR (Australia)(b)(c)	2,721	43,128
Mineralys Therapeutics, Inc.(b)(c)	4,428	129,563
Mirum Pharmaceuticals, Inc.(b)(c)	2,923	269,764
Moderna, Inc.(b)(c)	22,109	1,184,379
Monte Rosa Therapeutics, Inc.(b)	3,640	64,610
Neurocrine Biosciences, Inc.(b)	5,641	746,022
Neurogene, Inc.(b)	848	19,920
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	6,442	228,433
NovaBridge Biosciences, ADR (China)(b)(c)	5,799	19,021
Novavax, Inc.(b)(c)	9,091	92,183
Nurix Therapeutics, Inc.(b)(c)	5,681	90,726
Nuvalent, Inc., Class A(b)	4,101	418,097
Olema Pharmaceuticals, Inc.(b)(c)	4,401	106,504
ORIC Pharmaceuticals, Inc.(b)(c)	5,451	73,316
Oruka Therapeutics, Inc.(b)(c)	2,692	92,632
PepGen, Inc.(b)	3,853	23,966
Praxis Precision Medicines, Inc.(b)(c)	1,420	478,185
Precigen, Inc.(b)(c)	19,747	74,841
Prime Medicine, Inc.(b)(c)	10,067	46,510
Protagonist Therapeutics, Inc.(b)(c)	3,560	327,805
Prothena Corp. PLC (Ireland)(b)(c)	2,992	25,941
PTC Therapeutics, Inc.(b)(c)	4,553	310,469
Puma Biotechnology, Inc.(b)(c)	2,824	16,097
Pyxis Oncology, Inc.(b)	3,526	5,183
RAPT Therapeutics, Inc.(b)	1,551	89,927
Recursion Pharmaceuticals, Inc., Class A(b)(c)	28,735	105,457
Regeneron Pharmaceuticals, Inc.	5,839	4,564,171
REGENXBIO, Inc.(b)(c)	2,835	25,628
Relay Therapeutics, Inc.(b)(c)	9,680	99,317
Replimune Group, Inc.(b)(c)	4,391	33,591
Revolution Medicines, Inc.(b)	10,938	1,115,895
Rhythm Pharmaceuticals, Inc.(b)	3,774	349,963
Rigel Pharmaceuticals, Inc.(b)(c)	1,019	35,400
Rocket Pharmaceuticals, Inc.(b)(c)	6,041	30,265
Roivant Sciences Ltd.(b)	39,369	1,139,339
Sagimet Biosciences, Inc., Class A(b)	1,749	9,987
Sana Biotechnology, Inc.(b)(c)	14,886	62,670
Sarepta Therapeutics, Inc.(b)(c)	5,837	97,828
Savara, Inc.(b)(c)	11,348	68,315
Scholar Rock Holding Corp.(b)(c)	5,710	252,782
Silence Therapeutics PLC, ADR (United Kingdom)(b)	2,621	14,258
Sionna Therapeutics, Inc.(b)(c)	2,514	91,862
Solid Biosciences, Inc.(b)(c)	4,366	27,113
Spyre Therapeutics, Inc.(b)(c)	4,352	187,180
Stoke Therapeutics, Inc.(b)(c)	3,184	115,929
Summit Therapeutics, Inc.(b)(c)	42,174	699,667
Syndax Pharmaceuticals, Inc.(b)	4,873	105,793
Tango Therapeutics, Inc.(b)(c)	7,535	83,940
Taysha Gene Therapies, Inc.(b)(c)	15,289	69,259
Tectonic Therapeutic, Inc.(b)(c)	1,045	24,505
Tenaya Therapeutics, Inc.(b)	9,284	5,216
Travere Therapeutics, Inc.(b)	4,995	148,801
Twist Bioscience Corp.(b)(c)	3,416	160,279
Tyra Biosciences, Inc.(b)(c)	2,966	98,797
Ultragenyx Pharmaceutical, Inc.(b)	5,405	126,423
uniQure N.V. (Netherlands)(b)	3,468	54,205
United Therapeutics Corp.(b)	2,437	1,228,004
	Shares	Value
Biotechnology-(continued)
Upstream Bio, Inc.(b)(c)	3,038	$23,332
UroGen Pharma Ltd.(b)(c)	2,613	56,702
Vanda Pharmaceuticals, Inc.(b)	3,317	29,554
Vaxcyte, Inc.(b)(c)	7,425	458,420
Vera Therapeutics, Inc.(b)	3,585	146,232
Veracyte, Inc.(b)(c)	4,424	161,874
Vericel Corp.(b)(c)	2,833	101,081
Vertex Pharmaceuticals, Inc.(b)	14,178	7,044,056
Vir Biotechnology, Inc.(b)(c)	7,785	70,766
Vor BioPharma, Inc.(b)	960	14,822
Voyager Therapeutics, Inc.(b)	3,162	12,964
Xencor, Inc.(b)(c)	3,980	50,825
Xenon Pharmaceuticals, Inc. (Canada)(b)	4,390	189,780
Zai Lab Ltd., ADR (China)(b)(c)	2,174	41,784
Zenas Biopharma, Inc.(b)(c)	2,980	78,523
Zymeworks, Inc.(b)(c)	4,184	97,445
		63,474,854
Health Care Equipment & Supplies-0.13%
Novocure Ltd.(b)(c)	6,261	85,588
Orchestra Biomed Holdings, Inc.(b)	3,155	13,819
		99,407
Health Care Providers & Services-0.97%
Castle Biosciences, Inc.(b)	1,619	47,874
Guardant Health, Inc.(b)	7,319	687,254
		735,128
Life Sciences Tools & Services-3.91%
10X Genomics, Inc., Class A(b)	6,513	150,125
AbCellera Biologics, Inc. (Canada)(b)(c)	16,724	60,373
Adaptive Biotechnologies Corp.(b)	8,546	136,907
Alpha Teknova, Inc.(b)(c)	2,973	7,670
Codexis, Inc.(b)	5,176	5,228
Fortrea Holdings, Inc.(b)	5,176	55,487
Illumina, Inc.(b)	8,646	1,162,541
Lifecore Biomedical, Inc.(b)(c)	2,092	15,062
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	8,103	28,847
Medpace Holdings, Inc.(b)	1,593	719,654
OmniAb, Inc.(b)	8,054	13,853
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
Pacific Biosciences of California, Inc.(b)(c)	16,852	28,311
Personalis, Inc.(b)(c)	4,964	44,974
Quantum-Si, Inc.(b)	10,933	10,456
Tempus AI, Inc.(b)(c)	9,809	522,329
		2,961,817
Pharmaceuticals-11.06%
Aardvark Therapeutics, Inc.(b)(c)	1,232	15,388
Aclaris Therapeutics, Inc.(b)(c)	6,047	17,355
Alumis, Inc.(b)	5,443	161,603
Amneal Pharmaceuticals, Inc.(b)	17,835	246,301
Amphastar Pharmaceuticals, Inc.(b)(c)	2,574	52,072
Amylyx Pharmaceuticals, Inc.(b)(c)	6,115	92,765
ANI Pharmaceuticals, Inc.(b)(c)	1,263	93,336
Aquestive Therapeutics, Inc.(b)(c)	6,813	27,252
Arvinas, Inc.(b)	3,599	47,759
AtaiBeckley, Inc. (Germany)(b)(c)	20,269	73,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Atea Pharmaceuticals, Inc.(b)(c)	4,376	$20,480
Axsome Therapeutics, Inc.(b)	2,849	466,923
BioAge Labs, Inc.(b)	2,018	44,941
Collegium Pharmaceutical, Inc.(b)	1,776	74,006
Contineum Therapeutics, Inc., Class A(b)	1,293	19,835
CorMedix, Inc.(b)(c)	4,414	31,472
Definium Therapeutics, Inc.(b)	5,503	96,027
Edgewise Therapeutics, Inc.(b)(c)	5,934	180,631
Enliven Therapeutics, Inc.(b)(c)	3,328	98,808
Esperion Therapeutics, Inc.(b)	13,354	44,736
Eton Pharmaceuticals, Inc.(b)(c)	1,510	25,655
Evolus, Inc.(b)(c)	3,626	15,592
EyePoint, Inc.(b)(c)	4,637	81,426
Fulcrum Therapeutics, Inc.(b)(c)	3,042	25,492
GH Research PLC (Ireland)(b)(c)	3,456	51,322
Harmony Biosciences Holdings, Inc.(b)	3,206	91,499
Harrow, Inc.(b)(c)	2,072	112,261
Indivior Pharmaceuticals, Inc.(b)	6,991	228,745
Innoviva, Inc.(b)	4,181	95,996
Jazz Pharmaceuticals PLC(b)	3,442	654,049
Ligand Pharmaceuticals, Inc.(b)	1,101	218,339
Maze Therapeutics, Inc.(b)	2,678	122,090
MBX Biosciences, Inc.(b)	2,526	82,221
Neumora Therapeutics, Inc.(b)	9,348	32,625
Novo Nordisk A/S (Denmark)(b)(d)	3,794	0
Ocular Therapeutix, Inc.(b)(c)	11,885	106,252
Omeros Corp.(b)(c)	3,957	47,682
Pacira BioSciences, Inc.(b)(c)	2,398	52,540
Pharvaris N.V. (Netherlands)(b)	3,591	101,948
Phathom Pharmaceuticals, Inc.(b)(c)	3,967	49,825
Phibro Animal Health Corp., Class A	1,124	61,359
Rani Therapeutics Holdings, Inc., Class A(b)	5,458	7,477
Rapport Therapeutics, Inc.(b)(c)	2,657	77,133
Royalty Pharma PLC, Class A	24,171	1,116,942
Sanofi S.A., ADR	14,988	729,316
Septerna, Inc.(b)	2,520	73,130
SIGA Technologies, Inc.(c)	3,989	25,809
Structure Therapeutics, Inc., ADR(b)(c)	3,736	235,293
Supernus Pharmaceuticals, Inc.(b)	3,195	174,862
Tarsus Pharmaceuticals, Inc.(b)	2,367	178,756
	Shares	Value
Pharmaceuticals-(continued)
Terns Pharmaceuticals, Inc.(b)	5,023	$211,569
Theravance Biopharma, Inc.(b)(c)	2,837	51,775
Third Harmonic Bio, Inc., Class B(b)(d)	1,661	50
Trevi Therapeutics, Inc.(b)(c)	7,146	85,180
Ventyx Biosciences, Inc.(b)(c)	3,977	55,559
Viatris, Inc.	65,178	973,108
WaVe Life Sciences Ltd.(b)	9,352	130,273
Xeris Biopharma Holdings, Inc.(b)(c)	9,253	56,628
Zevra Therapeutics, Inc.(b)(c)	3,142	28,058
		8,373,102
Total Common Stocks & Other Equity Interests (Cost $66,452,493)		75,644,308

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $39,488)	39,488	39,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $66,491,981)		75,683,796
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.84%
Invesco Private Government Fund, 3.64%(e)(f)(g)	4,201,477	4,201,477
Invesco Private Prime Fund, 3.81%(e)(f)(g)	10,822,470	10,825,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,027,194)		15,027,194
TOTAL INVESTMENTS IN SECURITIES-119.76% (Cost $81,519,175)		90,710,990
OTHER ASSETS LESS LIABILITIES-(19.76)%		(14,968,346)
NET ASSETS-100.00%		$75,742,644

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,857	$392,145	$(371,514)	$-	$-	$39,488	$751
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,910,357	9,469,143	(7,178,023)	-	-	4,201,477	57,457 *
Invesco Private Prime Fund	4,966,542	20,769,921	(14,910,782)	(303)	339	10,825,717	153,975 *
Total	$6,895,756	$30,631,209	$(22,460,319)	$(303)	$339	$15,066,682	$212,183

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Building Products-1.16%
Owens Corning	1,279	$156,127
Commercial Services & Supplies-8.10%
Cintas Corp.	1,695	340,915
Clean Harbors, Inc.(b)	703	206,120
Republic Services, Inc.	1,396	319,684
Rollins, Inc.	3,629	220,970
		1,087,689
Electronic Equipment, Instruments & Components-2.08%
Teledyne Technologies, Inc.(b)	410	279,251
Entertainment-2.53%
Warner Bros. Discovery, Inc.(b)	12,066	339,899
Financial Services-4.45%
Mastercard, Inc., Class A	1,156	597,895
Food Products-0.81%
Marzetti Co. (The)	666	109,450
Ground Transportation-2.45%
Old Dominion Freight Line, Inc.	1,622	329,347
Health Care Equipment & Supplies-3.71%
Becton, Dickinson and Co.	1,453	256,426
Dexcom, Inc.(b)	3,289	241,511
		497,937
Health Care Providers & Services-1.41%
Chemed Corp.	284	116,443
CorVel Corp.(b)	1,410	72,728
		189,171
Health Care Technology-1.40%
Veeva Systems, Inc., Class A(b)	1,034	188,198
Hotels, Restaurants & Leisure-1.56%
Domino’s Pizza, Inc.	404	162,614
Nathan’s Famous, Inc.	473	47,574
		210,188
Household Durables-1.46%
NVR, Inc.(b)	26	195,463
Household Products-1.78%
Church & Dwight Co., Inc.	2,283	239,395
Interactive Media & Services-7.03%
Meta Platforms, Inc., Class A	1,457	944,398
IT Services-1.95%
ASGN, Inc.(b)	1,787	76,662
VeriSign, Inc.	810	184,632
		261,294
Life Sciences Tools & Services-4.65%
Mettler-Toledo International, Inc.(b)	152	207,737
Thermo Fisher Scientific, Inc.	801	417,409
		625,146
Machinery-3.42%
Proto Labs, Inc.(b)	1,329	82,504
Watts Water Technologies, Inc., Class A	486	159,768
Xylem, Inc.	1,675	217,013
		459,285
	Shares	Value
Professional Services-6.79%
Automatic Data Processing, Inc.	1,393	$298,604
Exponent, Inc.	1,407	102,401
Leidos Holdings, Inc.	1,087	190,334
Paychex, Inc.	2,240	209,776
Paycom Software, Inc.	882	110,982
		912,097
Semiconductors & Semiconductor Equipment-20.89%
Broadcom, Inc.	2,620	837,221
KLA Corp.	352	536,642
NVIDIA Corp.	8,085	1,432,581
		2,806,444
Software-22.30%
Adobe, Inc.(b)	1,225	321,452
Cadence Design Systems, Inc.(b)	1,060	319,484
Fair Isaac Corp.(b)	142	200,129
Fortinet, Inc.(b)	3,588	283,560
Intuit, Inc.	685	280,186
Manhattan Associates, Inc.(b)	863	116,876
Progress Software Corp.(b)(c)	1,886	78,986
PTC, Inc.(b)	1,118	175,068
Qualys, Inc.(b)	819	75,733
ReposiTrak, Inc.	2,773	24,125
Roper Technologies, Inc.	599	209,488
Salesforce, Inc.	2,044	398,151
ServiceNow, Inc.(b)	2,629	283,958
SPS Commerce, Inc.(b)	1,159	65,495
Workday, Inc., Class A(b)	1,219	163,053
		2,995,744
Total Common Stocks & Other Equity Interests (Cost $13,428,672)		13,424,418

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $9,684)	9,684	9,684
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $13,438,356)		13,434,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.60%
Invesco Private Government Fund, 3.64%(d)(e)(f)	22,479	22,479
Invesco Private Prime Fund, 3.81%(d)(e)(f)	57,785	57,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,281)		80,281
TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $13,518,637)		13,514,383
OTHER ASSETS LESS LIABILITIES-(0.60)%		(81,043)
NET ASSETS-100.00%		$13,433,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
February 28, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,107	$67,872	$(59,295)	$-	$-	$9,684	$59
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	172,276	1,119,942	(1,269,739)	-	-	22,479	1,004 *
Invesco Private Prime Fund	449,254	2,547,019	(2,938,457)	(35)	21	57,802	2,565 *
Total	$622,637	$3,734,833	$(4,267,491)	$(35)	$21	$89,965	$3,628

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PHLX Semiconductor ETF (SOXQ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Electronic Equipment, Instruments & Components-2.58%
Coherent Corp.(b)	102,930	$26,651,665
Semiconductors & Semiconductor Equipment-97.35%
Advanced Micro Devices, Inc.(b)	328,777	65,824,443
Analog Devices, Inc.	134,766	47,948,395
Applied Materials, Inc.	141,803	52,793,257
ARM Holdings PLC, ADR(b)(c)	90,635	11,551,431
ASML Holding N.V., New York Shares (Netherlands)	33,785	49,007,170
Astera Labs, Inc.(b)	110,570	13,139,033
Broadcom, Inc.	221,932	70,918,370
Credo Technology Group Holding Ltd.(b)	113,326	12,723,110
Entegris, Inc.	99,235	13,143,676
GLOBALFOUNDRIES, Inc.(b)(c)	363,429	17,281,049
Intel Corp.(b)	881,746	40,216,435
KLA Corp.	30,480	46,468,284
Lam Research Corp.	229,295	53,629,807
MACOM Technology Solutions Holdings, Inc.(b)	49,130	12,190,136
Marvell Technology, Inc.	400,024	32,677,960
Microchip Technology, Inc.	353,884	26,413,902
Micron Technology, Inc.	151,184	62,343,746
Monolithic Power Systems, Inc.	31,409	35,892,321
Nova Ltd. (Israel)(b)	19,214	8,432,256
NVIDIA Corp.	606,133	107,400,706
NXP Semiconductors N.V. (Netherlands)	164,793	37,409,659
ON Semiconductor Corp.(b)	263,522	17,518,942
Qorvo, Inc.(b)	60,553	5,019,844
QUALCOMM, Inc.	212,733	30,284,670
Rambus, Inc.(b)	70,507	7,026,728
Skyworks Solutions, Inc.(c)	97,362	5,800,828
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	122,658	45,945,234
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	102,511	$32,806,595
Texas Instruments, Inc.	212,535	45,080,799
		1,006,888,786
Total Common Stocks & Other Equity Interests (Cost $823,685,746)		1,033,540,451

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $560,752)	560,752	560,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $824,246,498)		1,034,101,203
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.79%
Invesco Private Government Fund, 3.64%(d)(e)(f)	5,162,430	5,162,430
Invesco Private Prime Fund, 3.81%(d)(e)(f)	13,344,457	13,348,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,510,890)		18,510,890
TOTAL INVESTMENTS IN SECURITIES-101.77% (Cost $842,757,388)		1,052,612,093
OTHER ASSETS LESS LIABILITIES-(1.77)%		(18,295,476)
NET ASSETS-100.00%		$1,034,316,617

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$494,476	$4,053,158	$(3,986,882)	$-	$-	$560,752	$9,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,246	$83,207,727	$(78,097,543)	$-	$-	$5,162,430	$59,687 *
Invesco Private Prime Fund	214,645	173,498,146	(160,362,678)	-	(1,653)	13,348,460	152,675 *
Total	$761,367	$260,759,031	$(242,447,103)	$-	$(1,653)	$19,071,642	$221,838

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Solar ETF (TAN)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Construction & Engineering-1.09%
West Holdings Corp. (Japan)(b)	1,536,848	$17,085,516
Electrical Equipment-18.91%
Array Technologies, Inc.(b)(c)	4,634,089	35,126,395
Nextpower, Inc., Class A(b)(c)	1,568,505	164,849,875
Shoals Technologies Group, Inc., Class A(b)(c)	4,881,166	28,945,314
Sunrun, Inc.(b)(c)	5,139,763	68,101,860
		297,023,444
Financial Services-4.16%
HA Sustainable Infrastructure Capital, Inc.(b)	1,788,167	65,303,859
Independent Power and Renewable Electricity Producers-31.85%
Clearway Energy, Inc., Class C	1,432,524	54,879,995
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	3,596,695	69,091,138
Energix-Renewable Energies Ltd. (Israel)(b)	5,211,213	33,178,089
Enlight Renewable Energy Ltd. (Israel)(c)	1,701,579	116,616,556
Grenergy Renovables S.A. (Spain)(c)	348,431	45,099,948
OY Nofar Energy Ltd. (Israel)(c)	909,712	48,129,587
ReNew Energy Global PLC, Class A (India)(b)(c)	3,102,543	17,126,037
Scatec ASA (South Africa)(c)(d)	2,651,764	34,157,875
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,412,309	62,490,833
Xinyi Energy Holdings Ltd. (China)(b)	120,747,282	19,560,978
		500,331,036
Semiconductors & Semiconductor Equipment-43.97%
Canadian Solar, Inc. (Canada)(b)(c)	1,853,730	32,829,558
Daqo New Energy Corp., ADR (China)(c)	1,587,683	38,294,914
Enphase Energy, Inc.(b)(c)	2,624,617	110,942,561
First Solar, Inc.(c)	534,037	105,312,096
Flat Glass Group Co. Ltd., H Shares (China)(b)(c)	19,930,758	27,609,991
GCL Technology Holdings Ltd. (China)(b)(c)	575,851,222	88,061,438
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JinkoSolar Holding Co. Ltd., ADR (China)(b)	1,223,360	$30,938,774
Motech Industries, Inc. (Taiwan)	22,458,000	23,490,829
SMA Solar Technology AG (Germany)(c)	600,715	22,608,331
SolarEdge Technologies, Inc.(b)(c)	1,894,863	67,078,150
TSEC Corp. (Taiwan)(c)	22,155,000	31,700,492
United Renewable Energy Co. Ltd. (Taiwan)(c)	71,797,458	50,164,342
Xinyi Solar Holdings Ltd. (China)(b)	140,161,063	61,762,377
		690,793,853
Total Common Stocks & Other Equity Interests (Cost $1,548,378,772)		1,570,537,708

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f) (Cost $2,058,218)	2,058,218	2,058,218
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $1,550,436,990)		1,572,595,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.90%
Invesco Private Government Fund, 3.64%(e)(f)(g)	92,155,460	92,155,460
Invesco Private Prime Fund, 3.81%(e)(f)(g)	236,105,568	236,176,400
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $328,331,860)		328,331,860
TOTAL INVESTMENTS IN SECURITIES-121.01% (Cost $1,878,768,850)		1,900,927,786
OTHER ASSETS LESS LIABILITIES-(21.01)%		(330,094,655)
NET ASSETS-100.00%		$1,570,833,131

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2026 represented 2.17% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Solar ETF (TAN)—(continued)
February 28, 2026
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$68,121,675	$(66,063,457)	$-	$-	$2,058,218	$26,729
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,910,793	282,142,716	(240,898,049)	-	-	92,155,460	1,056,855 *
Invesco Private Prime Fund	132,364,120	601,324,988	(497,511,492)	(9,886)	8,670	236,176,400	2,858,583 *
Total	$183,274,913	$951,589,379	$(804,472,998)	$(9,886)	$8,670	$330,390,078	$3,942,167

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Israel	17.00%
China	16.95%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$54,763,668	$75,644,308	$13,424,418	$1,033,540,451	$1,570,537,708
Affiliated investments in securities, at value	19,848,787	15,066,682	89,965	19,071,642	330,390,078
Due from broker	-	8,617	-	-	258
Foreign currencies, at value	-	-	-	-	2,326,744
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	3,964,667
Receivable for:
Dividends	41,609	55,643	3,950	361,796	316,183
Securities lending	703	4,826	4	1,589	101,091
Fund shares sold	-	-	-	-	3,794,236
Foreign tax reclaims	-	537	-	-	217,002
Other assets	-	-	-	-	1,903
Total assets	74,654,767	90,780,613	13,518,337	1,052,975,478	1,911,649,870
Liabilities:
Due to foreign custodian	8,597,137	-	-	-	-
Due to broker	-	-	663	-	-
Payable for:
Investments purchased	3,676,000	-	-	-	7,045,619
Investments purchased - affiliated broker	4,265,318	-	-	-	-
Collateral upon return of securities loaned	3,280,373	15,027,194	80,281	18,510,890	328,331,860
Collateral upon receipt of securities in-kind	-	-	-	-	3,964,667
Accrued unitary management fees	14,485	10,775	4,053	147,971	-
Accrued advisory fees	-	-	-	-	598,939
Accrued trustees’ and officer’s fees	-	-	-	-	37,878
Accrued expenses	-	-	-	-	837,776
Total liabilities	19,833,313	15,037,969	84,997	18,658,861	340,816,739
Net Assets	$54,821,454	$75,742,644	$13,433,340	$1,034,316,617	$1,570,833,131
Net assets consist of:
Shares of beneficial interest	$62,202,874	$70,548,455	$13,071,883	$779,326,298	$3,229,217,966
Distributable earnings (loss)	(7,381,420)	5,194,189	361,457	254,990,319	(1,658,384,835)
Net Assets	$54,821,454	$75,742,644	$13,433,340	$1,034,316,617	$1,570,833,131
Shares outstanding (unlimited amount authorized, $0.01 par value)	750,000	2,520,001	400,001	16,220,001	28,408,000
Net asset value	$73.10	$30.06	$33.58	$63.77	$55.30
Market price	$72.94	$30.06	$33.59	$63.77	$55.02
Unaffiliated investments in securities, at cost	$51,977,820	$66,452,493	$13,428,672	$823,685,746	$1,548,378,772
Affiliated investments in securities, at cost	$19,848,787	$15,066,682	$89,965	$19,071,642	$330,390,078
Foreign currencies, at cost	$(8,589,555)	$-	$-	$-	$2,325,021
(a)Includes securities on loan with an aggregate value of:	$3,074,179	$14,618,448	$78,190	$18,058,452	$295,707,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$698,422	$146,010	$43,891	$2,575,883	$2,218,485
Affiliated dividend income	10,514	751	59	9,476	26,729
Securities lending income, net	4,299	29,816	130	11,539	892,465
Foreign withholding tax	(3,629)	-	-	(94,726)	(62,315)
Total investment income	709,606	176,577	44,080	2,502,172	3,075,364
Expenses:
Unitary management fees	89,542	52,071	28,194	713,755	-
Advisory fees	-	-	-	-	2,578,920
Sub-licensing fees	-	-	-	-	761,283
Accounting & administration fees	-	-	-	-	35,440
Custodian & transfer agent fees	-	-	-	-	48,151
Trustees’ and officer’s fees	-	-	-	-	8,293
Other expenses	-	-	-	-	81,111
Total expenses	89,542	52,071	28,194	713,755	3,513,198
Less: Waivers	(244)	(19)	(2)	(244)	(719)
Net expenses	89,298	52,052	28,192	713,511	3,512,479
Net investment income (loss)	620,308	124,525	15,888	1,788,661	(437,115)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,475,501	(2,112,978)	(10,729)	(2,591,850)	(38,526,652)
Affiliated investment securities	27	339	21	(1,653)	8,670
In-kind redemptions	5,537,112	3,219,837	781,451	79,718,033	9,210,213
Foreign currencies	18,165	-	-	-	(11,182)
Net realized gain (loss)	7,030,805	1,107,198	770,743	77,124,530	(29,318,951)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	961,960	11,371,300	(1,639,296)	171,938,799	296,087,997
Affiliated investment securities	(89)	(303)	(35)	-	(9,886)
Foreign currencies	(7,582)	-	-	-	(7,691)
Change in net unrealized appreciation (depreciation)	954,289	11,370,997	(1,639,331)	171,938,799	296,070,420
Net realized and unrealized gain (loss)	7,985,094	12,478,195	(868,588)	249,063,329	266,751,469
Net increase (decrease) in net assets resulting from operations	$8,605,402	$12,602,720	$(852,700)	$250,851,990	$266,314,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

17

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)		Invesco Nasdaq Biotechnology ETF (IBBQ)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income (loss)	$620,308	$1,398,258	$124,525	$306,789
Net realized gain (loss)	7,030,805	(986,917)	1,107,198	(152,832)
Change in net unrealized appreciation (depreciation)	954,289	4,598,233	11,370,997	(2,089,178)
Net increase (decrease) in net assets resulting from operations	8,605,402	5,009,574	12,602,720	(1,935,221)
Distributions to Shareholders from:
Distributable earnings	(700,831)	(1,428,922)	(348,706)	(374,971)
Shareholder Transactions:
Proceeds from shares sold	16,396,667	9,354,574	37,006,025	8,543,103
Value of shares repurchased	(22,980,957)	(14,016,055)	(9,296,208)	(8,840,306)
Net increase (decrease) in net assets resulting from share transactions	(6,584,290)	(4,661,481)	27,709,817	(297,203)
Net increase (decrease) in net assets	1,320,281	(1,080,829)	39,963,831	(2,607,395)
Net assets:
Beginning of period	53,501,173	54,582,002	35,778,813	38,386,208
End of period	$54,821,454	$53,501,173	$75,742,644	$35,778,813
Changes in Shares Outstanding:
Shares sold	240,000	150,000	1,310,000	370,000
Shares repurchased	(340,000)	(240,000)	(320,000)	(410,000)
Shares outstanding, beginning of period	850,000	940,000	1,530,001	1,570,001
Shares outstanding, end of period	750,000	850,000	2,520,001	1,530,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)		Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025

$15,888	$44,269	$1,788,661	$3,342,007	$(437,115)	$(3,161,728)
770,743	366,453	77,124,530	60,302,745	(29,318,951)	(499,285,529)
(1,639,331)	945,828	171,938,799	(14,822,383)	296,070,420	440,069,286
(852,700)	1,356,550	250,851,990	48,822,369	266,314,354	(62,377,971)

(13,763)	(79,023)	(1,675,997)	(3,344,068)	-	(3,947,881)

1,436,648	10,803,935	477,690,235	229,326,764	606,150,451	147,643,766
(2,172,885)	(4,615,472)	(202,542,529)	(276,204,584)	(24,953,497)	(371,266,594)
(736,237)	6,188,463	275,147,706	(46,877,820)	581,196,954	(223,622,828)
(1,602,700)	7,465,990	524,323,699	(1,399,519)	847,511,308	(289,948,680)

15,036,040	7,570,050	509,992,918	511,392,437	723,321,823	1,013,270,503
$13,433,340	$15,036,040	$1,034,316,617	$509,992,918	$1,570,833,131	$723,321,823

40,000	320,000	8,480,000	5,760,000	11,520,000	3,840,000
(60,000)	(140,000)	(3,680,000)	(6,920,000)	(480,000)	(10,960,000)
420,001	240,001	11,420,001	12,580,001	17,368,000	24,488,000
400,001	420,001	16,220,001	11,420,001	28,408,000	17,368,000

19

Financial Highlights
Invesco Bloomberg Financial Data Providers ETF (FDIQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$62.94	$58.07	$46.84	$57.90	$59.78	$35.41
Net investment income(a)	0.75	1.57	1.54	1.58	1.38	1.32
Net realized and unrealized gain (loss) on investments	10.26	4.90	11.31	(11.12)	(1.87)	24.29
Total from investment operations	11.01	6.47	12.85	(9.54)	(0.49)	25.61
Distributions to shareholders from:
Net investment income	(0.85)	(1.60)	(1.62)	(1.52)	(1.39)	(1.24)
Net asset value at end of period	$73.10	$62.94	$58.07	$46.84	$57.90	$59.78
Market price at end of period(b)	$72.94	$62.83	$58.13	$46.80	$57.95	$59.66
Net Asset Value Total Return(c)	17.72%	11.43%	28.18%	(16.65)%	(0.79)%	73.45%
Market Price Total Return(c)	17.67%	11.12%	28.42%	(16.79)%	(0.49)%	72.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,821	$53,501	$54,582	$59,014	$75,268	$73,528
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.42%(d)	2.66%	3.12%	3.02%	2.28%	2.41%
Portfolio turnover rate(e)	117%	16%	17%	19%	27%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco Nasdaq Biotechnology ETF (IBBQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period June 9, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$23.38	$24.45	$20.63	$19.38	$26.91	$25.34
Net investment income(b)	0.06	0.18	0.17	0.14	0.17	0.04
Net realized and unrealized gain (loss) on investments	6.81	(1.03)	3.84	1.27	(7.47)	1.53
Total from investment operations	6.87	(0.85)	4.01	1.41	(7.30)	1.57
Distributions to shareholders from:
Net investment income	(0.19)	(0.22)	(0.19)	(0.16)	(0.23)	-
Net asset value at end of period	$30.06	$23.38	$24.45	$20.63	$19.38	$26.91
Market price at end of period(c)	$30.06	$23.40	$24.45	$20.64	$19.40	$26.87
Net Asset Value Total Return(d)	29.49%	(3.44)%	19.56%	7.30%	(27.24)%	6.19%(e)
Market Price Total Return(d)	29.38%	(3.36)%	19.50%	7.24%	(27.06)%	6.04%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$75,743	$35,779	$38,386	$17,331	$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.11%	- %(f)
Expenses, prior to Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.45%(f)	0.81%	0.79%	0.69%	0.76%	0.65%(f)
Portfolio turnover rate(g)	12%	17%	19%	13%	22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights—(continued)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$35.80	$31.54	$25.00
Net investment income(b)	0.04	0.11	0.16
Net realized and unrealized gain (loss) on investments	(2.23)	4.38	6.44
Total from investment operations	(2.19)	4.49	6.60
Distributions to shareholders from:
Net investment income	(0.03)	(0.16)	(0.06)
Net realized gains	-	(0.07)	-
Total distributions	(0.03)	(0.23)	(0.06)
Net asset value at end of period	$33.58	$35.80	$31.54
Market price at end of period(c)	$33.59	$35.80	$31.54
Net Asset Value Total Return(d)	(6.11)%	14.28%	26.43%(e)
Market Price Total Return(d)	(6.09)%	14.28%	26.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,433	$15,036	$7,570
Ratio to average net assets of:
Expenses	0.39%(f)	0.39%	0.39%(f)
Net investment income	0.22%(f)	0.34%	0.74%(f)
Portfolio turnover rate(g)	6%	36%	31%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 33.20%. The market price total return from Fund Inception to August 31, 2024 was 33.09%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)
Invesco PHLX Semiconductor ETF (SOXQ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period June 9, 2021(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$44.66	$40.65	$28.94	$21.11	$26.99	$24.88
Net investment income(b)	0.13	0.28	0.27	0.28	0.31	0.06
Net realized and unrealized gain (loss) on investments	19.12	4.01	11.71	7.83	(5.83)	2.05
Total from investment operations	19.25	4.29	11.98	8.11	(5.52)	2.11
Distributions to shareholders from:
Net investment income	(0.14)	(0.28)	(0.27)	(0.28)	(0.36)	-
Net asset value at end of period	$63.77	$44.66	$40.65	$28.94	$21.11	$26.99
Market price at end of period(c)	$63.77	$44.67	$40.66	$28.95	$21.15	$27.06
Net Asset Value Total Return(d)	43.16%	10.64%	41.58%	38.78%	(20.70)%	8.48%(e)
Market Price Total Return(d)	43.13%	10.64%	41.57%	38.56%	(20.76)%	8.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,034,317	$509,993	$511,392	$149,324	$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.13%	- %(f)
Expenses, prior to Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.48%(f)	0.71%	0.73%	1.18%	1.22%	1.09%(f)
Portfolio turnover rate(g)	15%	24%	22%	24%	19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)
Invesco Solar ETF (TAN)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$41.65	$41.38	$58.17	$84.32	$86.14	$56.75
Net investment income (loss)(a)	(0.02)	(0.14)	0.15	(0.09)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	13.67	0.57 (b)	(16.89)	(26.06)	(1.63)	29.53
Total from investment operations	13.65	0.43	(16.74)	(26.15)	(1.82)	29.48
Distributions to shareholders from:
Net investment income	-	(0.16)	(0.05)	-	-	(0.09)
Net asset value at end of period	$55.30	$41.65	$41.38	$58.17	$84.32	$86.14
Market price at end of period(c)	$55.02	$41.60	$41.35	$58.27	$84.34	$85.59
Net Asset Value Total Return(d)	32.77%	1.14%	(28.80)%	(31.01)%	(2.11)%	51.93%
Market Price Total Return(d)	32.26%	1.09%	(28.97)%	(30.91)%	(1.46)%	50.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,570,833	$723,322	$1,013,271	$1,633,887	$2,975,483	$3,218,748
Ratio to average net assets of:
Expenses	0.68%(e)	0.70%	0.77%	0.67%	0.69%	0.65%
Net investment income (loss)	(0.08)%(e)	(0.40)%	0.32%	(0.13)%	(0.24)%	(0.05)%
Portfolio turnover rate(f)	9%	41%	43%	34%	38%	55%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Financial Data Providers ETF (FDIQ)(a)	"Bloomberg Financial Data Providers ETF"
Invesco Nasdaq Biotechnology ETF (IBBQ)	"Nasdaq Biotechnology ETF"
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	"Nasdaq Free Cash Flow Achievers ETF"
Invesco PHLX Semiconductor ETF (SOXQ)	"PHLX Semiconductor ETF"
Invesco Solar ETF (TAN)	"Solar ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco KBW Regional Banking ETF to Invesco Bloomberg Financial Data Providers ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Financial Data Providers ETF	Bloomberg Financial Data Providers Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

25

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair

26

valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency,

27

custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be

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indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg Financial Data Providers ETF	$169
NASDAQ Biotechnology ETF	2,054
Nasdaq Free Cash Flow Achievers ETF	12
PHLX Semiconductor ETF	685
Solar ETF	29,402

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for audits of, investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; complex geopolitical tensions; military conflicts and the risk of war, either internal or with other countries; assertions of human rights violations by certain nations; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country or region within Greater China may impact the other countries or regions or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the Public Company Accounting Oversight Board (“PCAOB”) has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. These difficulties may impose significant additional risks concerning the reliability of the audits and of the information about the Chinese securities or the potential delisting of a U.S.-listed Chinese issuer due to an inability to inspect the issuer’s accounting firm.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including

30

financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Financial Data Providers Industry Risk. The financial data providers industry is driven by advancements in digital infrastructure, evolving consumer preferences, and a shifting regulatory landscape. Financial data providers have undergone significant transformation in recent decades with increased development and adoption of financial services software and applications. Companies that provide software for capital markets, including trading, data and reporting, as well as financial information services and security and commodity exchanges, may be impacted by factors affecting the financial sector, such as extensive government regulation, changes in interest rates, availability and cost of capital, technological developments, cybersecurity incidents, increased competition and product obsolescence, which could adversely affect the profitability or viability of such companies.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.

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Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund (except Bloomberg Financial Data Providers ETF) is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk.  Bloomberg Financial Data Providers ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

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Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2027 (the "Expense Cap"). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap.
Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Financial Data Providers ETF	0.35%
Nasdaq Biotechnology ETF	0.19%
Nasdaq Free Cash Flow Achievers ETF	0.39%
PHLX Semiconductor ETF	0.19%
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended February 28, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg Financial Data Providers ETF	$244
Nasdaq Biotechnology ETF	19
Nasdaq Free Cash Flow Achievers ETF	2
PHLX Semiconductor ETF	244
Solar ETF	719

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The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of February 28, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Financial Data Providers ETF	Bloomberg Index Services Limited
Nasdaq Biotechnology ETF	Nasdaq, Inc.
Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Financial Data Providers ETF	$12,788
Nasdaq Biotechnology ETF	3,058
Nasdaq Free Cash Flow Achievers ETF	36
PHLX Semiconductor ETF	53
Solar ETF	13,335
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Financial Data Providers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,286,134	$15,477,534	$-	$54,763,668
Money Market Funds	16,568,414	3,280,373	-	19,848,787
Total Investments	$55,854,548	$18,757,907	$-	$74,612,455
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$75,643,899	$-	$409	$75,644,308
Money Market Funds	39,488	15,027,194	-	15,066,682
Total Investments	$75,683,387	$15,027,194	$409	$90,710,990
Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,424,418	$-	$-	$13,424,418
Money Market Funds	9,684	80,281	-	89,965
Total Investments	$13,434,102	$80,281	$-	$13,514,383
PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,033,540,451	$-	$-	$1,033,540,451
Money Market Funds	560,752	18,510,890	-	19,071,642
Total Investments	$1,034,101,203	$18,510,890	$-	$1,052,612,093
Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$819,729,388	$750,808,320	$-	$1,570,537,708
Money Market Funds	2,058,218	328,331,860	-	330,390,078
Total Investments	$821,787,606	$1,079,140,180	$-	$1,900,927,786
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Financial Data Providers ETF	$3,567,551	$12,677,679	$16,245,230
Nasdaq Biotechnology ETF	901,509	3,799,632	4,701,141
Nasdaq Free Cash Flow Achievers ETF	315,093	13,878	328,971
PHLX Semiconductor ETF	20,898,818	11,433,986	32,332,804
Solar ETF	253,533,127	1,238,372,983	1,491,906,110

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

35

NOTE 6—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Financial Data Providers ETF	$60,208,976	$60,231,785
Nasdaq Biotechnology ETF	6,695,027	6,741,743
Nasdaq Free Cash Flow Achievers ETF	808,732	914,384
PHLX Semiconductor ETF	117,175,956	116,578,525
Solar ETF	190,064,635	93,850,587
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Financial Data Providers ETF	$16,366,420	$23,015,014
Nasdaq Biotechnology ETF	36,950,808	9,436,108
Nasdaq Free Cash Flow Achievers ETF	1,430,552	2,067,348
PHLX Semiconductor ETF	477,735,241	203,171,893
Solar ETF	505,686,729	20,952,072
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg Financial Data Providers ETF	$2,935,531	$(1,212,758)	$1,722,773	$72,889,682
Nasdaq Biotechnology ETF	12,792,903	(3,906,172)	8,886,731	81,824,259
Nasdaq Free Cash Flow Achievers ETF	1,836,369	(1,918,809)	(82,440)	13,596,823
PHLX Semiconductor ETF	237,478,627	(27,724,184)	209,754,443	842,857,650
Solar ETF	315,518,258	(452,204,196)	(136,685,938)	2,037,613,724
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Financial Data Providers ETF, Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

36

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

37

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

38

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TII-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2026
QQMG	Invesco ESG NASDAQ 100 ETF
QQQM	Invesco NASDAQ 100 ETF
QQQS	Invesco NASDAQ Future Gen 200 ETF
QQQJ	Invesco NASDAQ Next Gen 100 ETF
QQLV	Invesco QQQ Low Volatility ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-14.91%
Alphabet, Inc., Class A	17,609	$5,489,782
Alphabet, Inc., Class C	16,358	5,094,372
Charter Communications, Inc., Class A(b)	975	228,764
Comcast Corp., Class A	28,939	895,952
Electronic Arts, Inc.	2,942	590,077
Meta Platforms, Inc., Class A	6,811	4,414,754
Netflix, Inc.(b)	49,313	4,745,883
Take-Two Interactive Software, Inc.(b)	1,970	416,616
T-Mobile US, Inc.	9,282	2,015,029
Warner Bros. Discovery, Inc.(b)	28,667	807,549
		24,698,778
Consumer Discretionary-13.00%
Airbnb, Inc., Class A(b)	4,268	576,649
Amazon.com, Inc.(b)	37,761	7,929,810
Booking Holdings, Inc.	361	1,530,405
DoorDash, Inc., Class A(b)	2,912	513,881
Marriott International, Inc., Class A	2,422	827,670
MercadoLibre, Inc. (Brazil)(b)	472	829,578
O’Reilly Automotive, Inc.(b)	10,017	940,396
PDD Holdings, Inc., ADR (China)(b)	4,352	451,433
Ross Stores, Inc.	2,754	566,333
Starbucks Corp.	9,515	932,660
Tesla, Inc.(b)	15,969	6,427,682
		21,526,497
Consumer Staples-4.39%
Coca-Cola Europacific Partners PLC (United Kingdom)	4,579	505,659
Costco Wholesale Corp.	2,845	2,875,698
Keurig Dr Pepper, Inc.	10,129	306,706
Kraft Heinz Co. (The)	7,199	177,167
Mondelez International, Inc., Class A	10,963	675,102
Monster Beverage Corp.(b)	4,505	384,276
PepsiCo, Inc.	13,833	2,348,013
		7,272,621
Financials-0.24%
PayPal Holdings, Inc.	8,655	399,947
Health Care-5.03%
Alnylam Pharmaceuticals, Inc.(b)	841	279,986
Amgen, Inc.	4,410	1,711,786
Dexcom, Inc.(b)	3,279	240,777
GE HealthCare Technologies, Inc.	4,392	370,114
Gilead Sciences, Inc.	9,995	1,488,755
IDEXX Laboratories, Inc.(b)	852	559,534
Insmed, Inc.(b)	1,251	186,812
Intuitive Surgical, Inc.(b)	3,371	1,697,332
Regeneron Pharmaceuticals, Inc.	968	756,656
Vertex Pharmaceuticals, Inc.(b)	2,084	1,035,394
		8,327,146
Industrials-2.94%
Automatic Data Processing, Inc.	4,283	918,104
Cintas Corp.	4,005	805,526
Copart, Inc.(b)	9,384	357,436
Fastenal Co.	10,260	472,370
Ferrovial SE(c)	6,776	503,999
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	2,133	$433,106
PACCAR, Inc.	1,950	245,875
Paychex, Inc.	3,344	313,166
Thomson Reuters Corp. (Canada)(c)	5,685	548,091
Verisk Analytics, Inc.	1,317	273,370
		4,871,043
Information Technology-57.36%
Adobe, Inc.(b)	4,670	1,225,455
Advanced Micro Devices, Inc.(b)	19,290	3,862,051
Apple, Inc.	55,369	14,627,382
Applied Materials, Inc.	9,111	3,392,025
AppLovin Corp., Class A(b)	3,140	1,365,178
ASML Holding N.V., New York Shares (Netherlands)	1,139	1,652,188
Atlassian Corp., Class A(b)	1,603	120,433
Autodesk, Inc.(b)	2,164	532,063
Broadcom, Inc.	14,295	4,567,967
Cadence Design Systems, Inc.(b)	2,898	873,457
Cisco Systems, Inc.	49,169	3,906,969
Cognizant Technology Solutions Corp., Class A	4,892	315,192
CrowdStrike Holdings, Inc., Class A(b)	2,282	848,858
Datadog, Inc., Class A(b)	3,226	361,183
Fortinet, Inc.(b)	7,565	597,862
Intel Corp.(b)	46,278	2,110,740
Intuit, Inc.	3,184	1,302,352
KLA Corp.	1,485	2,263,957
Lam Research Corp.	14,169	3,313,987
Marvell Technology, Inc.	9,385	766,661
Microchip Technology, Inc.	3,777	281,915
Micron Technology, Inc.	10,053	4,145,556
Microsoft Corp.	28,818	11,317,981
Monolithic Power Systems, Inc.	456	521,089
NVIDIA Corp.	101,250	17,940,487
NXP Semiconductors N.V. (Netherlands)	2,518	571,611
Palantir Technologies, Inc., Class A(b)	17,966	2,464,756
Palo Alto Networks, Inc.(b)	9,641	1,435,738
QUALCOMM, Inc.	12,490	1,778,076
Roper Technologies, Inc.	821	287,128
Seagate Technology Holdings PLC	2,428	990,236
Shopify, Inc., Class A (Canada)(b)	7,954	960,286
Strategy, Inc., Class A(b)(c)	1,941	251,359
Synopsys, Inc.(b)	1,806	747,684
Texas Instruments, Inc.	7,816	1,657,852
Western Digital Corp.	4,033	1,128,030
Workday, Inc., Class A(b)	2,272	303,903
Zscaler, Inc.(b)	1,432	210,490
		95,000,137
Materials-1.70%
Linde PLC	5,532	2,810,699
Real Estate-0.08%
CoStar Group, Inc.(b)	2,884	128,713
Utilities-0.27%
Exelon Corp.	8,901	440,332
Total Common Stocks & Other Equity Interests (Cost $149,214,936)		165,475,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $87,908)	87,908	$87,908
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $149,302,844)		165,563,821
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 3.64%(d)(e)(f)	369,956	369,956
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.81%(d)(e)(f)	959,786	$960,074
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,330,030)		1,330,030
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $150,632,874)		166,893,851
OTHER ASSETS LESS LIABILITIES-(0.78)%		(1,288,273)
NET ASSETS-100.00%		$165,605,578

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,764	$650,873	$(581,729)	$-	$-	$87,908	$1,408
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,252	4,440,460	(4,104,756)	-	-	369,956	2,333 *
Invesco Private Prime Fund	89,034	8,239,390	(7,368,453)	(3)	106	960,074	6,238 *
Total	$142,050	$13,330,723	$(12,054,938)	$(3)	$106	$1,417,938	$9,979

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco NASDAQ 100 ETF (QQQM)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-15.65%
Alphabet, Inc., Class A	8,037,237	$2,505,689,007
Alphabet, Inc., Class C	7,469,460	2,326,213,928
Charter Communications, Inc., Class A(b)(c)	493,339	115,752,130
Comcast Corp., Class A	13,860,044	429,106,962
Electronic Arts, Inc.	953,769	191,297,448
Meta Platforms, Inc., Class A	4,057,094	2,629,727,189
Netflix, Inc.(b)	16,160,114	1,555,249,371
Take-Two Interactive Software, Inc.(b)	704,565	149,001,406
T-Mobile US, Inc.	4,265,674	926,035,169
Warner Bros. Discovery, Inc.(b)	9,450,418	266,218,275
		11,094,290,885
Consumer Discretionary-12.45%
Airbnb, Inc., Class A(b)(c)	1,621,976	219,145,177
Amazon.com, Inc.(b)	14,768,001	3,101,280,210
Booking Holdings, Inc.	122,950	521,228,082
DoorDash, Inc., Class A(b)	1,549,370	273,417,324
Marriott International, Inc., Class A(c)	1,023,305	349,694,018
MercadoLibre, Inc. (Brazil)(b)	193,332	339,796,457
O’Reilly Automotive, Inc.(b)	3,219,176	302,216,243
PDD Holdings, Inc., ADR (China)(b)(c)	2,546,893	264,189,211
Ross Stores, Inc.	1,240,208	255,036,373
Starbucks Corp.	4,336,611	425,074,610
Tesla, Inc.(b)	6,894,974	2,775,295,985
		8,826,373,690
Consumer Staples-8.55%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,747,434	192,969,137
Costco Wholesale Corp.	1,690,153	1,708,389,751
Keurig Dr Pepper, Inc.(c)	5,181,071	156,882,830
Kraft Heinz Co. (The)	4,512,936	111,063,355
Mondelez International, Inc., Class A	4,920,613	303,011,348
Monster Beverage Corp.(b)	3,726,165	317,841,874
PepsiCo, Inc.	5,214,688	885,141,141
Walmart, Inc.	18,638,688	2,384,820,130
		6,060,119,566
Energy-0.62%
Baker Hughes Co., Class A	3,763,081	245,578,666
Diamondback Energy, Inc.	1,092,626	190,204,334
		435,783,000
Financials-0.23%
PayPal Holdings, Inc.	3,568,140	164,883,750
Health Care-5.24%
Alnylam Pharmaceuticals, Inc.(b)	503,753	167,709,449
Amgen, Inc.(c)	2,053,682	797,157,205
Dexcom, Inc.(b)(c)	1,482,586	108,866,290
GE HealthCare Technologies, Inc.	1,737,234	146,396,709
Gilead Sciences, Inc.	4,731,634	704,776,884
IDEXX Laboratories, Inc.(b)(c)	304,449	199,940,792
Insmed, Inc.(b)	813,094	121,419,327
Intuitive Surgical, Inc.(b)	1,351,855	680,672,511
Regeneron Pharmaceuticals, Inc.	393,887	307,889,651
Vertex Pharmaceuticals, Inc.(b)	967,577	480,721,281
		3,715,550,099
	Shares	Value
Industrials-4.32%
Automatic Data Processing, Inc.	1,542,322	$330,612,144
Axon Enterprise, Inc.(b)	300,727	163,114,325
Cintas Corp.	1,532,453	308,222,272
Copart, Inc.(b)	3,691,222	140,598,646
CSX Corp.(c)	7,101,694	303,171,317
Fastenal Co.	4,377,395	201,535,266
Ferrovial SE(c)	2,798,342	208,140,678
Honeywell International, Inc.	2,421,261	589,794,967
Old Dominion Freight Line, Inc.	797,199	161,871,257
PACCAR, Inc.	2,002,848	252,539,104
Paychex, Inc.	1,372,380	128,523,387
Thomson Reuters Corp. (Canada)(c)	1,696,339	163,544,043
Verisk Analytics, Inc.	531,208	110,262,844
		3,061,930,250
Information Technology-49.85%
Adobe, Inc.(b)	1,596,323	418,891,118
Advanced Micro Devices, Inc.(b)	6,208,941	1,243,092,078
Analog Devices, Inc.	1,867,410	664,405,804
Apple, Inc.	20,412,792	5,392,651,391
Applied Materials, Inc.	3,038,203	1,131,122,977
AppLovin Corp., Class A(b)	1,173,055	510,009,122
ARM Holdings PLC, ADR(b)(c)	527,392	67,216,110
ASML Holding N.V., New York Shares (Netherlands)	334,566	485,308,056
Atlassian Corp., Class A(b)(c)	640,241	48,101,306
Autodesk, Inc.(b)	808,349	198,748,769
Broadcom, Inc.	6,523,707	2,084,650,572
Cadence Design Systems, Inc.(b)	1,038,085	312,878,819
Cisco Systems, Inc.	15,068,453	1,197,339,275
Cognizant Technology Solutions Corp., Class A	1,840,144	118,560,478
CrowdStrike Holdings, Inc., Class A(b)	956,962	355,970,725
Datadog, Inc., Class A(b)	1,240,857	138,926,350
Fortinet, Inc.(b)	2,835,796	224,112,958
Intel Corp.(b)	18,190,964	829,689,868
Intuit, Inc.	1,061,222	434,071,635
KLA Corp.	501,064	763,897,121
Lam Research Corp.	4,790,180	1,120,375,200
Marvell Technology, Inc.	3,287,274	268,537,413
Microchip Technology, Inc.	2,060,979	153,831,473
Micron Technology, Inc.	4,291,850	1,769,830,184
Microsoft Corp.	10,267,480	4,032,450,095
Monolithic Power Systems, Inc.	182,729	208,811,737
NVIDIA Corp.	33,569,246	5,948,134,699
NXP Semiconductors N.V. (Netherlands)	959,815	217,887,603
Palantir Technologies, Inc., Class A(b)	8,711,920	1,195,188,305
Palo Alto Networks, Inc.(b)	3,109,828	463,115,586
QUALCOMM, Inc.	4,084,528	581,473,406
Roper Technologies, Inc.	410,499	143,563,815
Seagate Technology Holdings PLC	814,442	332,162,025
Shopify, Inc., Class A (Canada)(b)(c)	4,662,663	562,923,304
Strategy, Inc., Class A(b)(c)	1,020,805	132,194,248
Synopsys, Inc.(b)	708,336	293,251,199
Texas Instruments, Inc.	3,465,110	734,984,482
Western Digital Corp.	1,303,917	364,705,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco NASDAQ 100 ETF (QQQM)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Workday, Inc., Class A(b)(c)	811,918	$108,602,152
Zscaler, Inc.(b)	608,031	89,374,477
		35,341,041,520
Materials-1.28%
Linde PLC	1,780,713	904,744,661
Real Estate-0.10%
CoStar Group, Inc.(b)	1,616,354	72,137,879
Utilities-1.56%
American Electric Power Co., Inc.	2,036,542	272,530,050
Constellation Energy Corp.	1,381,819	455,834,452
Exelon Corp.	3,852,061	190,561,458
Xcel Energy, Inc.(c)	2,255,325	188,003,892
		1,106,929,852
Total Common Stocks & Other Equity Interests (Cost $60,380,925,211)		70,783,785,152
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $53,394,763)	53,394,763	53,394,763
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $60,434,319,974)		70,837,179,915
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 3.64%(d)(e)(f)	161,981,418	$161,981,418
Invesco Private Prime Fund, 3.81%(d)(e)(f)	412,167,147	412,290,797
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $574,272,215)		574,272,215
TOTAL INVESTMENTS IN SECURITIES-100.74% (Cost $61,008,592,189)		71,411,452,130
OTHER ASSETS LESS LIABILITIES-(0.74)%		(523,415,950)
NET ASSETS-100.00%		$70,888,036,180

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,009,174	$366,241,160	$(359,855,571)	$-	$-	$53,394,763	$1,329,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ 100 ETF (QQQM)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$255,981,103	$2,217,197,151	$(2,311,196,836)	$-	$-	$161,981,418	$3,850,020 *
Invesco Private Prime Fund	689,509,854	4,097,527,836	(4,374,766,657)	(43,120)	62,884	412,290,797	10,472,422 *
Total	$992,500,131	$6,680,966,147	$(7,045,819,064)	$(43,120)	$62,884	$627,666,978	$15,652,326

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini NASDAQ 100 Index Future	185	March-2026	$92,517,575	$(3,178,656)	$(3,178,656)

(a)	Futures contracts collateralized by $26,773,777 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ Future Gen 200 ETF (QQQS)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-2.69%
Bandwidth, Inc., Class A(b)	4,638	$68,735
EchoStar Corp., Class A(b)(c)	903	104,323
Gogo, Inc.(b)(c)	9,256	39,153
iHeartMedia, Inc., Class A(b)	16,795	54,920
iQIYI, Inc., ADR (China)(b)	30,222	48,355
JOYY, Inc., ADR (China)	1,049	62,594
		378,080
Consumer Discretionary-8.00%
BRP, Inc.	958	70,255
Fossil Group, Inc.(b)	21,989	102,909
Fox Factory Holding Corp.(b)	4,476	75,376
Garrett Motion, Inc. (Switzerland)	4,000	81,440
Gentex Corp.	2,893	67,696
Gentherm, Inc.(b)(c)	1,856	60,821
Goodyear Tire & Rubber Co. (The)(b)	7,628	62,931
GoPro, Inc., Class A(b)(c)	40,530	39,225
Helen of Troy Ltd.(b)	3,501	61,758
Johnson Outdoors, Inc., Class A	1,615	78,311
Lovesac Co. (The)(b)(c)	4,603	58,826
MasterCraft Boat Holdings, Inc.(b)	3,575	77,595
Matthews International Corp., Class A(c)	2,691	71,123
Newell Brands, Inc.	18,163	82,642
Sleep Number Corp.(b)(c)	12,971	80,031
Sonos, Inc.(b)	3,560	54,824
		1,125,763
Consumer Staples-0.89%
Central Garden & Pet Co.(b)	1,935	75,833
Niagen Bioscience, Inc.(b)(c)	9,756	49,268
		125,101
Energy-0.77%
DMC Global, Inc.(b)(c)	10,658	62,776
Geospace Technologies Corp.(b)(c)	5,009	45,932
		108,708
Health Care-47.96%
10X Genomics, Inc., Class A(b)(c)	3,514	80,998
Accuray, Inc.(b)	61,359	35,435
Aclaris Therapeutics, Inc.(b)(c)	23,435	67,258
Agios Pharmaceuticals, Inc.(b)	2,262	68,380
Akebia Therapeutics, Inc.(b)	41,785	54,738
Aldeyra Therapeutics, Inc.(b)(c)	12,057	65,831
Alector, Inc.(b)	49,766	120,931
Align Technology, Inc.(b)	451	85,735
Alkermes PLC(b)	2,242	67,484
Allogene Therapeutics, Inc.(b)	45,405	126,226
Altimmune, Inc.(b)(c)	12,592	54,272
Amicus Therapeutics, Inc.(b)	6,666	95,790
AngioDynamics, Inc.(b)	5,331	60,987
Anika Therapeutics, Inc.(b)	6,686	96,011
Arbutus Biopharma Corp.(b)	14,977	69,793
Ardelyx, Inc.(b)(c)	11,388	74,591
Arvinas, Inc.(b)	5,254	69,721
AtriCure, Inc.(b)	1,827	57,112
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	47,044	80,445
	Shares	Value
Health Care-(continued)
Axogen, Inc.(b)	2,311	$73,328
Azenta, Inc.(b)(c)	1,859	50,156
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	8,851	50,716
BioCryst Pharmaceuticals, Inc.(b)(c)	9,198	80,483
Bioventus, Inc., Class A(b)(c)	8,702	76,404
Bruker Corp.(c)	1,354	54,309
C4 Therapeutics, Inc.(b)	24,468	66,064
Caribou Biosciences, Inc.(b)	34,079	64,750
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	27,325	3,728
Cassava Sciences, Inc.(b)(c)	20,363	46,428
Cerus Corp.(b)	37,608	96,276
ClearPoint Neuro, Inc.(b)(c)	4,567	57,407
Codexis, Inc.(b)(c)	38,185	38,567
Coherus Oncology, Inc.(b)(c)	48,763	81,434
CryoPort, Inc.(b)	6,866	57,812
CytomX Therapeutics, Inc.(b)	15,442	82,924
DENTSPLY SIRONA, Inc.	5,849	85,863
Editas Medicine, Inc.(b)(c)	27,410	60,302
Embecta Corp.	5,181	53,157
Enanta Pharmaceuticals, Inc.(b)	4,678	66,895
Enlivex Ltd. (Israel)(b)(c)	68,173	78,399
Fate Therapeutics, Inc.(b)	57,948	85,763
Galectin Therapeutics, Inc.(b)(c)	11,563	34,458
Geron Corp.(b)	56,097	94,243
Heron Therapeutics, Inc.(b)(c)	57,068	67,911
ICU Medical, Inc.(b)	445	67,008
Innoviva, Inc.(b)	3,042	69,844
Inogen, Inc.(b)	9,356	57,072
Integra LifeSciences Holdings Corp.(b)	5,035	57,298
Iovance Biotherapeutics, Inc.(b)(c)	26,738	103,209
Ironwood Pharmaceuticals, Inc.(b)	18,885	64,587
Jazz Pharmaceuticals PLC(b)	376	71,448
Journey Medical Corp.(b)(c)	8,187	66,888
KalVista Pharmaceuticals, Inc.(b)(c)	4,567	74,351
Lexicon Pharmaceuticals, Inc.(b)(c)	46,275	68,024
Ligand Pharmaceuticals, Inc.(b)	326	64,649
LivaNova PLC(b)	1,037	73,212
MannKind Corp.(b)(c)	12,352	40,515
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	18,252	64,977
Masimo Corp.(b)	464	81,362
MaxCyte, Inc.(b)	37,561	30,473
MediWound Ltd. (Israel)(b)(c)	3,694	63,906
MeiraGTx Holdings PLC(b)(c)	7,958	60,162
Merit Medical Systems, Inc.(b)	764	58,966
Microbot Medical, Inc.(b)(c)	27,312	65,822
Milestone Pharmaceuticals, Inc. (Canada)(b)	24,586	42,042
MiMedx Group, Inc.(b)(c)	9,598	46,934
Myriad Genetics, Inc.(b)	8,663	39,936
Neogen Corp.(b)	11,063	124,238
Neuronetics, Inc.(b)(c)	44,329	59,401
NovaBridge Biosciences, ADR (China)(b)(c)	17,187	56,373
Novocure Ltd.(b)(c)	5,153	70,442
Omeros Corp.(b)(c)	6,829	82,289
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,817	74,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
OPKO Health, Inc.(b)(c)	48,582	$58,298
OraSure Technologies, Inc.(b)	27,862	87,765
Orthofix Medical, Inc.(b)	4,105	55,541
OrthoPediatrics Corp.(b)(c)	3,575	68,533
Ovid therapeutics, Inc.(b)	37,116	60,499
Pacific Biosciences of California, Inc.(b)(c)	28,473	47,835
Pacira BioSciences, Inc.(b)(c)	2,802	61,392
Pro-Dex, Inc.(b)(c)	1,816	80,467
ProQR Therapeutics N.V. (Netherlands)(b)(c)	28,243	44,906
Prothena Corp. PLC (Ireland)(b)(c)	6,150	53,321
Quanterix Corp.(b)	9,100	59,605
Sangamo Therapeutics, Inc.(b)(c)	143,289	61,944
Sarepta Therapeutics, Inc.(b)(c)	3,094	51,855
Shattuck Labs, Inc.(b)	31,534	123,613
SI-BONE, Inc.(b)	3,401	52,784
SIGA Technologies, Inc.(c)	10,897	70,504
Spero Therapeutics, Inc.(b)	27,529	59,738
Standard BioTools, Inc.(b)	44,053	49,780
Tactile Systems Technology, Inc.(b)	2,572	75,334
Tandem Diabetes Care, Inc.(b)(c)	3,148	79,644
Theravance Biopharma, Inc.(b)(c)	3,264	59,568
Vanda Pharmaceuticals, Inc.(b)	12,352	110,056
Varex Imaging Corp.(b)	5,721	75,346
Vir Biotechnology, Inc.(b)(c)	10,292	93,554
Voyager Therapeutics, Inc.(b)(c)	16,148	66,207
Xencor, Inc.(b)	3,816	48,730
XOMA Royalty Corp.(b)(c)	2,063	52,668
		6,749,109
Industrials-5.15%
Ballard Power Systems, Inc. (Canada)(b)	23,253	49,761
Columbus McKinnon Corp.	4,026	76,414
Conduent, Inc.(b)	34,036	49,693
Energy Recovery, Inc.(b)	4,571	47,676
Innovative Solutions and Support, Inc.(b)	6,793	176,210
Kornit Digital Ltd. (Israel)(b)	4,957	75,793
Lyft, Inc., Class A(b)(c)	3,143	43,499
MillerKnoll, Inc.	4,181	84,205
Stratasys Ltd.(b)(c)	7,545	72,658
TTEC Holdings, Inc.(b)(c)	19,666	49,165
		725,074
Information Technology-32.82%
8x8, Inc.(b)	34,119	73,015
Aehr Test Systems(b)(c)	2,877	107,686
Agora, Inc., ADR (China)(b)	18,334	85,620
Allegro MicroSystems, Inc.(b)	2,480	90,446
Allot Ltd. (Israel)(b)	6,897	43,727
Alpha & Omega Semiconductor Ltd.(b)	3,265	68,598
Amkor Technology, Inc.	1,820	87,032
Arbe Robotics Ltd. (Israel)(b)	45,015	37,016
AudioEye, Inc.(b)(c)	5,348	36,473
Aurora Innovation, Inc.(b)(c)	15,761	73,761
Aviat Networks, Inc.(b)	2,990	74,870
Axcelis Technologies, Inc.(b)(c)	801	66,171
AXT, Inc.(b)(c)	6,183	234,336
Canadian Solar, Inc. (Canada)(b)(c)	2,436	43,141
Cirrus Logic, Inc.(b)	550	77,616
Cognex Corp.	1,737	94,493
Cohu, Inc.(b)(c)	2,717	82,053
Commvault Systems, Inc.(b)	536	45,603
	Shares	Value
Information Technology-(continued)
Digimarc Corp.(b)(c)	8,243	$36,310
Diodes, Inc.(b)	1,433	97,774
Dropbox, Inc., Class A(b)(c)	2,213	55,303
Entegris, Inc.	858	113,642
Everspin Technologies, Inc.(b)(c)	8,252	89,122
GSI Technology, Inc.(b)(c)	10,388	84,766
Himax Technologies, Inc., ADR (Taiwan)(c)	8,733	63,576
Immersion Corp.(c)	9,294	56,786
Innoviz Technologies Ltd. (Israel)(b)(c)	51,642	44,045
InterDigital, Inc.(c)	185	67,808
IPG Photonics Corp.(b)	831	109,335
Itron, Inc.(b)	667	62,665
Kopin Corp.(b)	27,063	59,809
Kulicke & Soffa Industries, Inc. (Singapore)	1,466	102,209
Lantronix, Inc.(b)(c)	12,907	77,184
Lattice Semiconductor Corp.(b)	943	90,170
Littelfuse, Inc.	259	91,287
MaxLinear, Inc.(b)	4,243	73,955
MicroVision, Inc.(b)(c)	70,122	54,772
Mitek Systems, Inc.(b)	7,470	108,913
MKS, Inc.	423	103,407
NETGEAR, Inc.(b)	2,499	51,529
nLight, Inc.(b)	1,879	105,581
Open Text Corp. (Canada)	1,962	48,599
Power Integrations, Inc.	1,969	94,354
Qorvo, Inc.(b)	770	63,833
Rambus, Inc.(b)	692	68,965
Rapid7, Inc.(b)	4,213	26,205
Ribbon Communications, Inc.(b)(c)	23,092	51,495
Semtech Corp.(b)	893	80,566
Silicon Laboratories, Inc.(b)	520	106,356
Silicon Motion Technology Corp., ADR (Taiwan)	744	96,147
Skyworks Solutions, Inc.(c)	1,003	59,759
SolarEdge Technologies, Inc.(b)	1,810	64,074
Synaptics, Inc.(b)(c)	965	78,609
Turtle Beach Corp.(b)	4,760	59,690
Universal Display Corp.	556	59,320
Veeco Instruments, Inc.(b)(c)	2,263	69,157
Viasat, Inc.(b)	1,929	88,310
Viavi Solutions, Inc.(b)(c)	3,687	109,541
Vistance Networks, Inc.(b)	3,351	58,877
Vuzix Corp.(b)(c)	24,542	70,926
Xerox Holdings Corp.	23,764	42,775
		4,619,163
Materials-1.55%
Arq, Inc.(b)(c)	17,772	62,380
Bioceres Crop Solutions Corp. (Argentina)(b)	38,465	21,540
Innospec, Inc.	885	67,773
Mercer International, Inc. (Germany)(c)	36,565	65,817
		217,510
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $12,738,500)		14,048,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.52%
Invesco Private Government Fund, 3.64%(e)(f)(g)	1,233,351	$1,233,351
Invesco Private Prime Fund, 3.81%(e)(f)(g)	3,201,512	3,202,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,435,823)		4,435,823
TOTAL INVESTMENTS IN SECURITIES-131.35% (Cost $17,174,323)		18,484,331
OTHER ASSETS LESS LIABILITIES-(31.35)%		(4,411,281)
NET ASSETS-100.00%		$14,073,050

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,217	$480,732	$(483,949)	$-	$-	$-	$279
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	368,246	3,607,982	(2,742,877)	-	-	1,233,351	14,424 *
Invesco Private Prime Fund	958,237	7,286,205	(5,041,916)	(60)	6	3,202,472	38,365 *
Total	$1,329,700	$11,374,919	$(8,268,742)	$(60)	$6	$4,435,823	$53,068

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%(a)
Communication Services-6.07%
AST SpaceMobile, Inc.(b)(c)	123,726	$9,797,862
Baidu, Inc., ADR (China)(b)(c)	54,467	6,777,873
Fox Corp., Class A	92,856	5,231,507
Fox Corp., Class B	104,983	5,430,771
Liberty Media Corp.-Liberty Formula One(b)	99,667	9,128,501
Liberty Media Corp.-Liberty Formula One(b)(c)	10,709	903,518
News Corp., Class A	166,917	4,054,414
News Corp., Class B(c)	83,349	2,232,086
Paramount Skydance Corp.(c)	477,635	6,452,849
Trade Desk, Inc. (The), Class A(b)	196,248	4,674,627
		54,684,008
Consumer Discretionary-12.03%
Domino’s Pizza, Inc.	15,046	6,056,166
DraftKings, Inc., Class A(b)	221,860	5,289,142
eBay, Inc.	201,447	18,303,474
Expedia Group, Inc.	52,148	11,247,802
H World Group Ltd., ADR (China)(c)	62,021	3,398,751
JD.com, Inc., ADR (China)(c)	213,243	5,657,337
Liberty Live Holdings, Inc., Class A(b)	11,404	1,106,644
Liberty Live Holdings, Inc., Class C(b)(c)	28,433	2,833,348
lululemon athletica, Inc.(b)(c)	50,559	9,362,010
Rivian Automotive, Inc., Class A(b)(c)	544,627	8,349,132
Tractor Supply Co.(c)	235,520	12,209,357
Trip.com Group Ltd., ADR (China)(c)	110,983	5,839,926
Ulta Beauty, Inc.(b)	19,969	13,674,572
Wynn Resorts Ltd.(c)	46,354	5,015,039
		108,342,700
Consumer Staples-4.40%
Casey’s General Stores, Inc.	16,571	11,360,912
Dollar Tree, Inc.(b)(c)	93,003	11,763,019
Kimberly-Clark Corp.	147,922	16,484,428
		39,608,359
Energy-1.27%
Expand Energy Corp.	106,154	11,456,140
Financials-2.35%
Affirm Holdings, Inc.(b)(c)	128,983	6,059,621
Fiserv, Inc.(b)(c)	242,260	15,090,376
		21,149,997
Health Care-19.47%
argenx SE, ADR (Netherlands)(b)	12,958	9,937,749
Ascendis Pharma A/S, ADR (Denmark)(b)	27,378	6,392,763
Biogen, Inc.(b)	65,396	12,544,261
BioNTech SE, ADR (Germany)(b)(c)	45,059	4,966,854
BridgeBio Pharma, Inc.(b)(c)	85,878	5,709,169
Cooper Cos., Inc. (The)(b)	88,592	7,412,493
Guardant Health, Inc.(b)	57,648	5,413,147
Hologic, Inc.(b)	99,347	7,486,790
ICON PLC(b)	34,020	3,678,923
Illumina, Inc.(b)	68,109	9,157,936
Incyte Corp.(b)	87,500	8,861,125
Insulet Corp.(b)	31,344	7,729,744
Ionis Pharmaceuticals, Inc.(b)(c)	72,207	5,859,598
	Shares	Value
Health Care-(continued)
Madrigal Pharmaceuticals, Inc.(b)(c)	10,113	$4,368,816
Medpace Holdings, Inc.(b)	12,544	5,666,877
Natera, Inc.(b)	61,512	12,796,956
Neurocrine Biosciences, Inc.(b)	44,445	5,877,851
Revolution Medicines, Inc.(b)(c)	86,147	8,788,717
Roivant Sciences Ltd.(b)(c)	309,973	8,970,619
Royalty Pharma PLC, Class A	190,437	8,800,094
Sanofi S.A., ADR	117,945	5,739,204
Summit Therapeutics, Inc.(b)(c)	331,782	5,504,263
Tempus AI, Inc.(b)(c)	77,058	4,103,339
United Therapeutics Corp.(b)(c)	19,186	9,667,825
		175,435,113
Industrials-14.52%
AeroVironment, Inc.(b)(c)	22,240	5,610,040
C.H. Robinson Worldwide, Inc.	52,644	9,752,301
Elbit Systems Ltd. (Israel)	20,668	15,894,519
FTAI Aviation Ltd.	45,705	13,976,589
Grab Holdings Ltd., Class A (Singapore)(b)(c)	1,767,197	7,457,571
J.B. Hunt Transport Services, Inc.	42,440	9,905,920
Kratos Defense & Security Solutions, Inc.(b)(c)	75,257	6,485,648
Lincoln Electric Holdings, Inc.(c)	24,512	7,036,170
Nextpower, Inc., Class A(b)(c)	66,136	6,950,894
Nordson Corp.	25,056	7,352,433
Ryanair Holdings PLC, ADR (Italy)(c)	97,250	6,563,402
SS&C Technologies Holdings, Inc.(c)	108,762	8,188,691
United Airlines Holdings, Inc.(b)	144,287	15,337,708
Woodward, Inc.	26,674	10,316,436
		130,828,322
Information Technology-33.96%
Akamai Technologies, Inc.(b)(c)	64,116	6,308,373
Astera Labs, Inc.(b)	75,285	8,946,117
CDW Corp.	58,042	7,118,271
Check Point Software Technologies Ltd. (Israel)(b)	47,838	7,274,725
CoreWeave, Inc., Class A(b)(c)	172,222	13,701,982
Credo Technology Group Holding Ltd.(b)	77,116	8,657,813
DocuSign, Inc.(b)(c)	89,634	4,039,804
F5, Inc.(b)	25,892	7,026,053
First Solar, Inc.(b)	47,819	9,429,907
Flex Ltd.(b)	164,823	10,387,145
Gen Digital, Inc.(c)	274,858	6,203,545
GLOBALFOUNDRIES, Inc.(b)(c)	247,361	11,762,016
IREN Ltd. (Australia)(b)(c)	146,344	5,992,787
Logitech International S.A., Class R (Switzerland)(c)	65,464	6,019,415
Lumentum Holdings, Inc.(b)(c)	31,593	22,143,850
MACOM Technology Solutions Holdings, Inc.(b)	33,393	8,285,471
MongoDB, Inc.(b)	36,249	11,906,709
Nebius Group N.V., Class A (Netherlands)(b)(c)	97,228	8,866,221
NetApp, Inc.	88,263	8,740,685
Nutanix, Inc., Class A(b)(c)	120,686	4,619,860
Okta, Inc.(b)(c)	75,090	5,444,025
ON Semiconductor Corp.(b)	179,343	11,922,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
February 28, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	53,254	$8,339,044
Sandisk Corp.(b)	65,331	41,508,704
Super Micro Computer, Inc.(b)(c)	266,083	8,618,428
Teradyne, Inc.	69,816	22,343,215
Trimble, Inc.(b)	106,045	7,091,229
VeriSign, Inc.	41,300	9,413,922
Zebra Technologies Corp., Class A(b)	22,594	5,060,152
Zoom Communications, Inc., Class A(b)(c)	118,361	8,751,612
		305,923,803
Materials-2.65%
Royal Gold, Inc.	37,619	11,277,800
Steel Dynamics, Inc.(c)	65,103	12,573,343
		23,851,143
Real Estate-0.52%
Zillow Group, Inc., Class A(b)(c)	22,109	990,483
Zillow Group, Inc., Class C(b)(c)	82,985	3,702,791
		4,693,274
Utilities-2.71%
Alliant Energy Corp.(c)	114,552	8,286,691
Evergy, Inc.	102,592	8,582,847
Talen Energy Corp.(b)	20,376	7,558,885
		24,428,423
Total Common Stocks & Other Equity Interests (Cost $751,802,781)		900,401,282
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e) (Cost $209,304)	209,304	$209,304
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $752,012,085)		900,610,586
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.66%
Invesco Private Government Fund, 3.64%(d)(e)(f)	54,957,028	54,957,028
Invesco Private Prime Fund, 3.81%(d)(e)(f)	113,097,290	113,131,219
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $168,088,247)		168,088,247
TOTAL INVESTMENTS IN SECURITIES-118.63% (Cost $920,100,332)		1,068,698,833
OTHER ASSETS LESS LIABILITIES-(18.63)%		(167,863,816)
NET ASSETS-100.00%		$900,835,017

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,944,811	$(5,735,507)	$-	$-	$209,304	$7,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
February 28, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$24,344,293	$214,422,429	$(183,809,694)	$-	$-	$54,957,028	$543,156 *
Invesco Private Prime Fund	64,666,970	397,606,447	(349,140,421)	(4,165)	2,388	113,131,219	1,454,278 *
Total	$89,011,263	$617,973,687	$(538,685,622)	$(4,165)	$2,388	$168,297,551	$2,004,968

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco QQQ Low Volatility ETF (QQLV)
February 28, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-8.17%
O’Reilly Automotive, Inc.(b)	1,887	$177,152
Ross Stores, Inc.	850	174,794
		351,946
Consumer Staples-26.71%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,994	220,197
Costco Wholesale Corp.	201	203,169
Kraft Heinz Co. (The)	6,119	150,589
Mondelez International, Inc., Class A	3,041	187,265
Monster Beverage Corp.(b)	2,241	191,157
PepsiCo, Inc.	1,164	197,577
		1,149,954
Industrials-33.93%
Automatic Data Processing, Inc.	771	165,272
Cintas Corp.	839	168,748
Copart, Inc.(b)	4,148	157,997
CSX Corp.	4,675	199,576
Fastenal Co.	3,966	182,595
Honeywell International, Inc.	811	197,551
Paychex, Inc.	1,458	136,542
Thomson Reuters Corp. (Canada)	1,123	108,268
Verisk Analytics, Inc.	696	144,469
		1,461,018
	Shares	Value
Information Technology-10.32%
Cisco Systems, Inc.	2,155	$171,236
Microsoft Corp.	327	128,426
Roper Technologies, Inc.	414	144,788
		444,450
Materials-6.00%
Linde PLC	508	258,105
Utilities-14.76%
American Electric Power Co., Inc.	1,643	219,866
Exelon Corp.	4,387	217,025
Xcel Energy, Inc.	2,383	198,647
		635,538
Total Common Stocks & Other Equity Interests (Cost $4,233,865)		4,301,011
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(c)(d) (Cost $1,331)	1,331	1,331
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $4,235,196)		4,302,342
OTHER ASSETS LESS LIABILITIES-0.08%		3,581
NET ASSETS-100.00%		$4,305,923

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$38,354	$(37,023)	$-	$-	$1,331	$54
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,026	315,610	(409,636)	-	-	-	117 *
Invesco Private Prime Fund	244,597	498,872	(743,469)	(10)	10	-	303 *
Total	$338,623	$852,836	$(1,190,128)	$(10)	$10	$1,331	$474

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Low Volatility ETF (QQLV)
Assets:
Unaffiliated investments in securities, at value(a)	$165,475,913	$70,783,785,152	$14,048,508	$900,401,282	$4,301,011
Affiliated investments in securities, at value	1,417,938	627,666,978	4,435,823	168,297,551	1,331
Deposits with brokers:
Cash collateral-futures contracts	-	26,773,777	-	-	-
Receivable for:
Dividends	68,504	31,896,579	4,421	237,918	4,324
Securities lending	358	122,554	23,291	21,637	14
Investments sold	-	99,893,731	-	-	-
Fund shares sold	-	275,206,144	-	-	-
Foreign tax reclaims	-	-	-	67,409	-
Total assets	166,962,713	71,845,344,915	18,512,043	1,069,025,797	4,306,680
Liabilities:
Due to custodian	-	-	1,087	-	-
Due to broker	46	35,227	-	-	-
Payable for:
Investments purchased	-	274,707,761	-	-	-
Collateral upon return of securities loaned	1,330,030	574,272,215	4,435,823	168,088,247	-
Fund shares repurchased	-	100,054,088	-	-	-
Accrued unitary management fees	27,059	8,239,444	2,083	102,533	757
Total liabilities	1,357,135	957,308,735	4,438,993	168,190,780	757
Net Assets	$165,605,578	$70,888,036,180	$14,073,050	$900,835,017	$4,305,923
Net assets consist of:
Shares of beneficial interest	$143,074,236	$57,405,643,936	$13,296,971	$1,055,934,555	$4,284,545
Distributable earnings (loss)	22,531,342	13,482,392,244	776,079	(155,099,538)	21,378
Net Assets	$165,605,578	$70,888,036,180	$14,073,050	$900,835,017	$4,305,923
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,000,001	283,400,001	390,001	23,640,001	170,001
Net asset value	$41.40	$250.13	$36.08	$38.11	$25.33
Market price	$41.41	$250.11	$36.09	$38.11	$25.33
Unaffiliated investments in securities, at cost	$149,214,936	$60,380,925,211	$12,738,500	$751,802,781	$4,233,865
Affiliated investments in securities, at cost	$1,417,938	$627,666,978	$4,435,823	$168,297,551	$1,331
(a)Includes securities on loan with an aggregate value of:	$1,277,213	$557,123,536	$4,207,796	$159,417,406	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Low Volatility ETF (QQLV)
Investment income:
Unaffiliated dividend income	$420,589	$217,474,461	$19,911	$1,734,111	$36,036
Affiliated dividend income	1,408	1,329,884	279	7,534	54
Securities lending income, net	1,463	979,228	52,313	159,217	48
Foreign withholding tax	(2,215)	(804,511)	(160)	(17,582)	(181)
Total investment income	421,245	218,979,062	72,343	1,883,280	35,957
Expenses:
Unitary management fees	137,174	50,583,591	11,720	569,524	4,752
Less: Waivers	(37)	(34,487)	(7)	(194)	(1)
Net expenses	137,137	50,549,104	11,713	569,330	4,751
Net investment income	284,108	168,429,958	60,630	1,313,950	31,206
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(462,009)	(379,089,755)	(651,849)	23,509,985	33,416
Affiliated investment securities	106	62,884	6	2,388	10
In-kind redemptions	9,097,394	4,439,561,145	2,295,228	9,518,222	-
Foreign currencies	-	-	(2)	-	-
Futures contracts	-	10,436,353	-	-	-
Net realized gain	8,635,491	4,070,970,627	1,643,383	33,030,595	33,426
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,040,109)	(295,700,290)	414,150	38,473,359	22,767
Affiliated investment securities	(3)	(43,120)	(60)	(4,165)	(10)
Futures contracts	-	(7,365,813)	-	-	-
Change in net unrealized appreciation (depreciation)	(5,040,112)	(303,109,223)	414,090	38,469,194	22,757
Net realized and unrealized gain	3,595,379	3,767,861,404	2,057,473	71,499,789	56,183
Net increase in net assets resulting from operations	$3,879,487	$3,936,291,362	$2,118,103	$72,813,739	$87,389
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

17

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco NASDAQ 100 ETF (QQQM)
	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Operations:
Net investment income	$284,108	$373,037	$168,429,958	$261,173,154
Net realized gain (loss)	8,635,491	1,503,007	4,070,970,627	2,986,812,072
Change in net unrealized appreciation (depreciation)	(5,040,112)	12,322,717	(303,109,223)	5,260,464,060
Net increase in net assets resulting from operations	3,879,487	14,198,761	3,936,291,362	8,508,449,286
Distributions to Shareholders from:
Distributable earnings	(252,803)	(349,703)	(166,637,103)	(243,720,640)
Shareholder Transactions:
Proceeds from shares sold	83,148,769	41,526,476	18,589,978,234	26,955,835,482
Value of shares repurchased	(20,762,026)	(6,785,520)	(10,268,899,491)	(8,318,652,626)
Net increase (decrease) in net assets resulting from share transactions	62,386,743	34,740,956	8,321,078,743	18,637,182,856
Net increase (decrease) in net assets	66,013,427	48,590,014	12,090,733,002	26,901,911,502
Net assets:
Beginning of period	99,592,151	51,002,137	58,797,303,178	31,895,391,676
End of period	$165,605,578	$99,592,151	$70,888,036,180	$58,797,303,178
Changes in Shares Outstanding:
Shares sold	1,950,000	1,200,000	73,720,000	127,640,000
Shares repurchased	(500,000)	(200,000)	(40,860,000)	(39,690,000)
Shares outstanding, beginning of period	2,550,001	1,550,001	250,540,001	162,590,001
Shares outstanding, end of period	4,000,001	2,550,001	283,400,001	250,540,001

(a)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)		Invesco QQQ Low Volatility ETF (QQLV)
Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Year Ended August 31, 2025	Six Months Ended February 28, 2026	Period Ended August 31, 2025(a)

$60,630	$73,277	$1,313,950	$4,900,909	$31,206	$35,810
1,643,383	367,024	33,030,595	23,537,860	33,426	(63,782)
414,090	807,190	38,469,194	83,818,953	22,757	44,389
2,118,103	1,247,491	72,813,739	112,257,722	87,389	16,417

(337,186)	(99,691)	(3,634,238)	(4,402,283)	(38,009)	(32,601)

7,852,767	2,467,741	210,465,817	55,131,485	497,298	5,235,483
(5,024,831)	(2,862,637)	(33,442,729)	(165,977,202)	-	(1,460,054)
2,827,936	(394,896)	177,023,088	(110,845,717)	497,298	3,775,429
4,608,853	752,904	246,202,589	(2,990,278)	546,678	3,759,245

9,464,197	8,711,293	654,632,428	657,622,706	3,759,245	-
$14,073,050	$9,464,197	$900,835,017	$654,632,428	$4,305,923	$3,759,245

230,000	90,000	5,620,000	1,770,000	20,000	210,001
(150,000)	(100,000)	(910,000)	(5,440,000)	-	(60,000)
310,001	320,001	18,930,001	22,600,001	150,001	-
390,001	310,001	23,640,001	18,930,001	170,001	150,001

19

Financial Highlights
Invesco ESG NASDAQ 100 ETF (QQMG)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,			For the Period October 25, 2021(a) Through August 31, 2022
		2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$39.06	$32.90	$25.86	$19.91	$25.00
Net investment income(b)	0.09	0.18	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments	2.34	6.15	7.03	5.95	(5.13)
Total from investment operations	2.43	6.33	7.21	6.11	(5.00)
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.17)	(0.16)	(0.09)
Net asset value at end of period	$41.40	$39.06	$32.90	$25.86	$19.91
Market price at end of period(c)	$41.41	$39.04	$32.88	$25.88	$19.94
Net Asset Value Total Return(d)	6.21%	19.32%	28.00%	30.88%	(20.03)%(e)
Market Price Total Return(d)	6.29%	19.34%	27.82%	30.78%	(19.91)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,606	$99,592	$51,002	$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%
Net investment income	0.41%(f)	0.51%	0.62%	0.76%	0.69%
Portfolio turnover rate(g)	12%	9%	17%	14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco NASDAQ 100 ETF (QQQM)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period October 12, 2020(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$234.68	$196.17	$155.46	$123.13	$156.10	$120.98
Net investment income(b)	0.62	1.29	1.32	1.03	0.98	0.74
Net realized and unrealized gain (loss) on investments	15.46	38.46	40.68	32.29	(33.24)	34.93
Total from investment operations	16.08	39.75	42.00	33.32	(32.26)	35.67
Distributions to shareholders from:
Net investment income	(0.63)	(1.24)	(1.29)	(0.99)	(0.71)	(0.55)
Net asset value at end of period	$250.13	$234.68	$196.17	$155.46	$123.13	$156.10
Market price at end of period(c)	$250.11	$234.67	$196.10	$155.47	$123.29	$156.11
Net Asset Value Total Return(d)	6.83%	20.34%	27.14%	27.26%	(20.72)%	29.56%(e)
Market Price Total Return(d)	6.82%	20.36%	27.07%	27.11%	(20.61)%	29.57%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$70,888,036	$58,797,303	$31,895,392	$14,482,908	$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.50%(f)	0.61%	0.75%	0.78%	0.71%	0.61%(f)
Portfolio turnover rate(g)	10%	6%	8%	27%	6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights—(continued)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,		For the Period October 11, 2022(a) Through August 31, 2023
		2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$30.53	$27.22	$26.26	$25.00
Net investment income(b)	0.18	0.23	0.14	0.14
Net realized and unrealized gain on investments	6.40	3.39	0.95	1.24
Total from investment operations	6.58	3.62	1.09	1.38
Distributions to shareholders from:
Net investment income	(1.03)	(0.31)	(0.13)	(0.12)
Net asset value at end of period	$36.08	$30.53	$27.22	$26.26
Market price at end of period(c)	$36.09	$30.51	$27.21	$26.26
Net Asset Value Total Return(d)	21.80%	13.50%	4.20%	5.51%(e)
Market Price Total Return(d)	21.91%	13.47%	4.16%	5.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,073	$9,464	$8,711	$6,564
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%(f)
Net investment income	1.03%(f)	0.87%	0.55%	0.56%(f)
Portfolio turnover rate(g)	30%	73%	72%	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Six Months Ended February 28, 2026 (Unaudited)	Years Ended August 31,				For the Period October 12, 2020(a) Through August 31, 2021
		2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$34.58	$29.10	$26.20	$24.77	$34.79	$26.71
Net investment income(b)	0.06	0.24	0.19	0.18	0.15	0.10
Net realized and unrealized gain (loss) on investments	3.65	5.45	2.95	1.46	(9.85)	8.06
Total from investment operations	3.71	5.69	3.14	1.64	(9.70)	8.16
Distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.24)	(0.21)	(0.11)	(0.08)
Net realized gains	-	-	-	-	(0.21)	-
Total distributions	(0.18)	(0.21)	(0.24)	(0.21)	(0.32)	(0.08)
Net asset value at end of period	$38.11	$34.58	$29.10	$26.20	$24.77	$34.79
Market price at end of period(c)	$38.11	$34.59	$29.10	$26.20	$24.80	$34.77
Net Asset Value Total Return(d)	10.75%	19.66%	12.04%	6.70%	(28.06)%	30.58%(e)
Market Price Total Return(d)	10.72%	19.70%	12.04%	6.57%	(27.93)%	30.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$900,835	$654,632	$657,623	$704,173	$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.35%(f)	0.77%	0.71%	0.74%	0.50%	0.35%(f)
Portfolio turnover rate(g)	33%	27%	30%	31%	45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)
Invesco QQQ Low Volatility ETF (QQLV)
	Six Months Ended February 28, 2026 (Unaudited)	For the Period December 2, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.06	$25.00
Net investment income(b)	0.20	0.32
Net realized and unrealized gain (loss) on investments	0.31	(0.00)(c)
Total from investment operations	0.51	0.32
Distributions to shareholders from:
Net investment income	(0.24)	(0.26)
Net asset value at end of period	$25.33	$25.06
Market price at end of period(d)	$25.33	$25.06
Net Asset Value Total Return(e)	2.09%	1.31%(f)
Market Price Total Return	2.09%	1.31%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,306	$3,759
Ratio to average net assets of:
Expenses	0.25%(g)	0.25%(g)
Net investment income	1.64%(g)	1.72%(g)
Portfolio turnover rate(h)	27%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to August 31, 2025 was 1.64%. The market price total return from Fund Inception to August 31, 2025 was 1.59%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2026
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	"ESG NASDAQ 100 ETF"
Invesco NASDAQ 100 ETF (QQQM)	"NASDAQ 100 ETF"
Invesco NASDAQ Future Gen 200 ETF (QQQS)	"NASDAQ Future Gen 200 ETF"
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	"NASDAQ Next Gen 100 ETF"
Invesco QQQ Low Volatility ETF (QQLV)	"QQQ Low Volatility ETF"
Each portfolio (each, a “Fund”, and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100 ESGTM Index
NASDAQ 100 ETF	Nasdaq-100 Index®
NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion CapTM Index
NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 IndexTM
QQQ Low Volatility ETF	Nasdaq-100 Low VolatilityTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

25

prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market

26

quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for QQQ Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. QQQ Low Volatility ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

27

acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities

28

laws. For the six months ended February 28, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG NASDAQ 100 ETF	$154
NASDAQ 100 ETF	72,297
NASDAQ Future Gen 200 ETF	5,845
NASDAQ Next Gen 100 ETF	11,206
QQQ Low Volatility ETF	4

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the

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underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
M.
Other Risks
ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in

30

foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund (except NASDAQ Future Gen 200 ETF and NASDAQ Next Gen 100 ETF) is non-diversified, and, to the extent NASDAQ Next Gen 100 ETF becomes non-diversified, all such Funds can invest a greater portion of its respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no

31

operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Future Gen 200 ETF	0.20%
NASDAQ Next Gen 100 ETF	0.15%
QQQ Low Volatility ETF	0.25%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2026, the Adviser waived fees for each Fund in the following amounts:
ESG NASDAQ 100 ETF	$37
NASDAQ 100 ETF	34,487
NASDAQ Future Gen 200 ETF	7
NASDAQ Next Gen 100 ETF	194
QQQ Low Volatility ETF	1
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended February 28, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG NASDAQ 100 ETF	$105
NASDAQ 100 ETF	24,707
NASDAQ Future Gen 200 ETF	2,113
NASDAQ Next Gen 100 ETF	45,558
QQQ Low Volatility ETF	167
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,475,913	$-	$-	$165,475,913
Money Market Funds	87,908	1,330,030	-	1,417,938
Total Investments	$165,563,821	$1,330,030	$-	$166,893,851
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$70,783,785,152	$-	$-	$70,783,785,152
Money Market Funds	53,394,763	574,272,215	-	627,666,978
Total Investments in Securities	70,837,179,915	574,272,215	-	71,411,452,130
Other Investments - Liabilities*
Futures Contracts	(3,178,656)	-	-	(3,178,656)
Total Investments	$70,834,001,259	$574,272,215	$-	$71,408,273,474
NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,044,780	$-	$3,728	$14,048,508
Money Market Funds	-	4,435,823	-	4,435,823
Total Investments	$14,044,780	$4,435,823	$3,728	$18,484,331

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	Level 1	Level 2	Level 3	Total
NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$900,401,282	$-	$-	$900,401,282
Money Market Funds	209,304	168,088,247	-	168,297,551
Total Investments	$900,610,586	$168,088,247	$-	$1,068,698,833
QQQ Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,301,011	$-	$-	$4,301,011
Money Market Funds	1,331	-	-	1,331
Total Investments	$4,302,342	$-	$-	$4,302,342

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
NASDAQ 100 ETF
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(3,178,656)
Derivatives not subject to master netting agreements	3,178,656
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Six-Month Period Ended February 28, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
NASDAQ 100 ETF
Equity Risk
Realized Gain:
Futures contracts	$10,436,353
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(7,365,813)
Total	$3,070,540
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
NASDAQ 100 ETF
Futures contracts	$83,334,654

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NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG NASDAQ 100 ETF	$1,214,938	$1,215,240	$2,430,178
NASDAQ 100 ETF	378,862,067	621,085,583	999,947,650
NASDAQ Future Gen 200 ETF	994,124	899,440	1,893,564
NASDAQ Next Gen 100 ETF	161,724,752	172,204,100	333,928,852
QQQ Low Volatility ETF	74,997	-	74,997

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended February 28, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG NASDAQ 100 ETF	$15,995,511	$15,985,725
NASDAQ 100 ETF	6,738,070,697	12,529,442,470
NASDAQ Future Gen 200 ETF	3,480,767	3,772,711
NASDAQ Next Gen 100 ETF	252,828,485	254,482,863
QQQ Low Volatility ETF	1,034,224	1,039,775
For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG NASDAQ 100 ETF	$83,066,845	$20,742,480
NASDAQ 100 ETF	18,547,041,031	4,439,561,145
NASDAQ Future Gen 200 ETF	7,838,439	5,013,953
NASDAQ Next Gen 100 ETF	210,005,883	33,360,507
QQQ Low Volatility ETF	496,776	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
ESG NASDAQ 100 ETF	$23,386,881	$(7,152,396)	$16,234,485	$150,659,366
NASDAQ 100 ETF	13,130,546,850	(2,765,508,698)	10,365,038,152	61,043,235,322
NASDAQ Future Gen 200 ETF	2,611,680	(1,428,190)	1,183,490	17,300,841
NASDAQ Next Gen 100 ETF	199,054,221	(52,694,014)	146,360,207	922,338,626
QQQ Low Volatility ETF	437,306	(370,861)	66,445	4,235,897
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

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Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

37

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TIIQQQ-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: May 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: May 4, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:May 4, 2026